UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03213

Nationwide Variable Insurance Trust

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12—12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

September 30, 2014 (Unaudited)

American Century NVIT Growth Fund

Common Stocks 99.2%

	Shares	Market Value
Aerospace & Defense 6.1%
Boeing Co. (The)	29,799	$3,795,797
Honeywell International, Inc.	36,290	3,379,325
Lockheed Martin Corp.	6,686	1,222,067
Precision Castparts Corp.	8,713	2,063,935
Raytheon Co.	7,307	742,537

		11,203,661

Airlines 0.7%
Alaska Air Group, Inc.	28,539	1,242,588

Auto Components 1.3%
BorgWarner, Inc.	46,831	2,463,779

Automobiles 1.0%
Harley-Davidson, Inc.	32,035	1,864,437

Banks 1.5%
SunTrust Banks, Inc.	74,064	2,816,654

Beverages 3.7%
Brown-Forman Corp., Class B	6,936	625,766
PepsiCo, Inc.	65,874	6,132,211

		6,757,977

Biotechnology 4.4%
Alexion Pharmaceuticals, Inc.*	17,421	2,888,750
Biogen Idec, Inc.*	7,462	2,468,504
Gilead Sciences, Inc.*	18,723	1,993,064
Incyte Corp.*	13,239	649,373

		7,999,691

Capital Markets 2.4%
Franklin Resources, Inc.	31,187	1,703,122
Invesco Ltd.	66,202	2,613,655

		4,316,777

Chemicals 1.7%
LyondellBasell Industries NV, Class A	29,501	3,205,579

Commercial Services & Supplies 1.2%
Tyco International Ltd.	49,884	2,223,330

Communications Equipment 0.8%
Ciena Corp.*	23,250	388,740
Juniper Networks, Inc.	23,833	527,901
Palo Alto Networks, Inc.*	5,519	541,414

		1,458,055

Consumer Finance 1.6%
American Express Co.	32,701	2,862,645

Electrical Equipment 1.5%
Generac Holdings, Inc.*(a)	22,638	917,745
Rockwell Automation, Inc.	16,357	1,797,307

		2,715,052

Electronic Equipment, Instruments & Components 0.3%
Trimble Navigation Ltd.*	15,428	470,554

Energy Equipment & Services 1.0%
Schlumberger Ltd.	17,359	1,765,237

Food Products 3.3%
Hershey Co. (The)	28,107	2,682,251
Mead Johnson Nutrition Co.	34,120	3,283,026

		5,965,277

Health Care Equipment & Supplies 4.3%
C.R. Bard, Inc.	19,546	2,789,409
DENTSPLY International, Inc.	31,945	1,456,692
DexCom, Inc.*	12,614	504,434
Medtronic, Inc.	49,203	3,048,126

		7,798,661

Health Care Providers & Services 1.0%
Cardinal Health, Inc.	24,932	1,867,905

Hotels, Restaurants & Leisure 2.9%
Chipotle Mexican Grill, Inc.*	3,352	2,234,410
Marriott International, Inc., Class A	44,539	3,113,276

		5,347,686

Household Products 1.7%
Church & Dwight Co., Inc.	25,220	1,769,435
Procter & Gamble Co. (The)	15,581	1,304,753

		3,074,188

Information Technology Services 4.1%
Teradata Corp.*	25,034	1,049,425
Visa, Inc., Class A	30,315	6,468,312

		7,517,737

Internet & Catalog Retail 2.0%
Expedia, Inc.	8,596	753,182
Priceline Group, Inc. (The)*	2,471	2,862,851

		3,616,033

Internet Software & Services 9.1%
eBay, Inc.*	57,957	3,282,105
Facebook, Inc., Class A*	41,648	3,291,858
Google, Inc., Class A*	8,679	5,106,811
Google, Inc., Class C*	4,445	2,566,365
Pandora Media, Inc.*	42,127	1,017,788
Yelp, Inc.*(a)	19,605	1,338,041

		16,602,968

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

American Century NVIT Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Life Sciences Tools & Services 1.2%
Mettler-Toledo International, Inc.*	2,847	$729,202
Waters Corp.*	15,699	1,556,085

		2,285,287

Machinery 2.3%
Parker-Hannifin Corp.	17,559	2,004,360
WABCO Holdings, Inc.*	11,972	1,088,853
Wabtec Corp.	14,092	1,142,016

		4,235,229

Media 7.4%
Comcast Corp., Class A	116,465	6,263,488
Scripps Networks Interactive, Inc., Class A	14,015	1,094,431
Walt Disney Co. (The)	69,073	6,149,569

		13,507,488

Oil, Gas & Consumable Fuels 4.5%
Concho Resources, Inc.*	10,290	1,290,263
EOG Resources, Inc.	25,245	2,499,760
Noble Energy, Inc.	30,944	2,115,332
Phillips 66	27,883	2,267,166

		8,172,521

Personal Products 1.0%
Estee Lauder Cos., Inc. (The), Class A	25,622	1,914,476

Pharmaceuticals 4.3%
Bristol-Myers Squibb Co.	24,574	1,257,697
Johnson & Johnson	27,533	2,934,743
Perrigo Co. PLC	4,377	657,382
Teva Pharmaceutical Industries Ltd., ADR-IL	34,272	1,842,120
Zoetis, Inc.	33,656	1,243,589

		7,935,531

Road & Rail 2.1%
Union Pacific Corp.	36,209	3,925,780

Semiconductors & Semiconductor Equipment 2.7%
Broadcom Corp., Class A	71,367	2,884,654
Linear Technology Corp.	47,082	2,089,970

		4,974,624

Software 5.6%
Electronic Arts, Inc.*	39,800	1,417,278
Intuit, Inc.	12,594	1,103,864
Microsoft Corp.	31,330	1,452,459
NetSuite, Inc.*(a)	12,075	1,081,195
Oracle Corp.	114,296	4,375,251
Splunk, Inc.*	13,991	774,542
Varonis Systems, Inc.*(a)	7,023	148,185

		10,352,774

Specialty Retail 3.1%
AutoZone, Inc.*	4,727	2,409,163
Home Depot, Inc. (The)	34,902	3,201,909

		5,611,072

Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc.	70,808	7,133,906
SanDisk Corp.	11,778	1,153,655
Western Digital Corp.	13,717	1,334,938

		9,622,499

Textiles, Apparel & Luxury Goods 1.0%
Hanesbrands, Inc.	16,716	1,795,967

Tobacco 0.6%
Philip Morris International, Inc.	13,099	1,092,457

Wireless Telecommunication Services 0.6%
SBA Communications Corp., Class A*	10,636	1,179,532

Total Common Stocks (cost $160,115,287)		181,761,708

Exchange Traded Fund 0.4%

	Shares	Market Value
Equity 0.4%
iShares Russell 1000 Growth ETF(a)	8,532	781,787

Total Exchange Traded Fund (cost $795,001)		781,787

Repurchase Agreement 2.0%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.00%, dated 09/30/14, due 10/01/14, repurchase price $3,676,590, collateralized by U.S. Government Agency Securities, ranging from 1.50% - 4.50%, maturing 11/20/21 - 8/20/43; total market value $3,750,122.(b)	$3,676,590	3,676,590

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

American Century NVIT Growth Fund (Continued)

Repurchase Agreement (continued)

Market Value
Total Repurchase Agreement (cost $3,676,590)	$3,676,590

Total Investments (cost $164,586,878) (c) — 101.6%	186,220,085
Liabilities in excess of other assets — (1.6%)	(2,935,463)

NET ASSETS — 100.0%	$183,284,622

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $3,550,600.
(b)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2014 was $3,676,590.
(c)	At September 30, 2014, the tax basis cost of the Fund’s investments was $164,708,608, tax unrealized appreciation and depreciation were $23,152,752 and $(1,641,275), respectively.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
IL	Israel
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

American Century NVIT Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$181,761,708	$—	$—	$181,761,708
Exchange Traded Fund	781,787	—	—	781,787
Repurchase Agreement	—	3,676,590	—	3,676,590

Total	$182,543,495	$3,676,590	$—	$186,220,085

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2014 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 97.8%

	Shares	Market Value

Aerospace & Defense 1.4%
BAE Systems PLC	229,650	$1,748,020
Boeing Co. (The)	14,484	1,844,972
Exelis, Inc.	20,168	333,579
Textron, Inc.	63,520	2,286,085

		6,212,656

Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	13,666	1,343,231

Airlines 0.3%
Japan Airlines Co., Ltd.	39,796	1,088,925

Automobiles 1.2%
General Motors Co.	95,570	3,052,506
Honda Motor Co., Ltd.	65,300	2,240,432

		5,292,938

Banks 11.3%
Bank of America Corp.	238,140	4,060,287
Bank of Hawaii Corp.	14,980	851,014
BB&T Corp.	30,110	1,120,393
BOK Financial Corp.	24,510	1,629,425
Commerce Bancshares, Inc.	66,282	2,959,160
Cullen/Frost Bankers, Inc.	20,496	1,568,149
Investors Bancorp, Inc.	49,662	503,076
JPMorgan Chase & Co.	190,986	11,504,996
M&T Bank Corp.	21,327	2,629,406
PNC Financial Services Group, Inc. (The)	58,646	5,018,925
U.S. Bancorp	167,918	7,024,010
Wells Fargo & Co.	212,127	11,003,027

		49,871,868

Beverages 0.3%
PepsiCo, Inc.	14,650	1,363,769

Capital Markets 3.8%
Franklin Resources, Inc.	27,690	1,512,151
Goldman Sachs Group, Inc. (The)	13,652	2,506,098
LPL Financial Holdings, Inc.	37,900	1,745,295
Northern Trust Corp.	120,248	8,180,471
State Street Corp.	37,443	2,756,179

		16,700,194

Commercial Services & Supplies 4.2%
ADT Corp. (The)	108,818	3,858,686
Republic Services, Inc.	220,812	8,616,084
Tyco International Ltd.	75,685	3,373,281
Waste Management, Inc.	55,614	2,643,333

		18,491,384

Communications Equipment 2.1%
Cisco Systems, Inc.	323,325	8,138,090
QUALCOMM, Inc.	11,990	896,493

		9,034,583

Consumer Finance 0.2%
Synchrony Financial*	37,815	928,358

Containers & Packaging 0.6%
Bemis Co., Inc.	40,251	1,530,343
Sonoco Products Co.	25,557	1,004,135

		2,534,478

Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class A*	24	4,965,600
Berkshire Hathaway, Inc., Class B*	17,560	2,425,738

		7,391,338

Diversified Telecommunication Services 2.5%
AT&T, Inc.	253,910	8,947,789
CenturyLink, Inc.	48,799	1,995,391

		10,943,180

Electric Utilities 2.5%
Great Plains Energy, Inc.	126,913	3,067,487
Southern Co. (The)	40,808	1,781,269
Westar Energy, Inc.	81,512	2,781,190
Xcel Energy, Inc.	107,285	3,261,464

		10,891,410

Electrical Equipment 0.3%
Emerson Electric Co.	22,410	1,402,418

Food & Staples Retailing 2.4%
Sysco Corp.	90,003	3,415,614
Wal-Mart Stores, Inc.	95,633	7,313,055

		10,728,669

Food Products 2.1%
ConAgra Foods, Inc.	66,570	2,199,473
Danone SA	21,427	1,434,879
J.M. Smucker Co. (The)	11,230	1,111,657
Kellogg Co.	25,223	1,553,737
Mondelez International, Inc., Class A	87,876	3,011,071

		9,310,817

Gas Utilities 0.5%
Laclede Group, Inc. (The)	46,345	2,150,408

Health Care Equipment & Supplies 4.2%
Boston Scientific Corp.*	187,493	2,214,292
CareFusion Corp.*	119,191	5,393,393
Covidien PLC	15,054	1,302,322
Medtronic, Inc.	81,640	5,057,598
Stryker Corp.	35,566	2,871,954
Zimmer Holdings, Inc.	15,291	1,537,510

		18,377,069

Health Care Providers & Services 1.7%
LifePoint Hospitals, Inc.*	31,234	2,161,080

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	59,675	$5,146,969

		7,308,049

Hotels, Restaurants & Leisure 1.4%
Carnival Corp.	49,151	1,974,396
International Game Technology	109,023	1,839,218
International Speedway Corp., Class A	55,790	1,765,196
Speedway Motorsports, Inc.	41,987	716,298

		6,295,108

Household Products 2.9%
Procter & Gamble Co. (The)	149,679	12,534,120

Industrial Conglomerates 4.0%
General Electric Co.	534,913	13,704,471
Koninklijke Philips NV	124,219	3,950,139

		17,654,610

Information Technology Services 0.2%
Teradata Corp.*	19,020	797,318

Insurance 4.6%
ACE Ltd.	28,035	2,940,030
Aflac, Inc.	37,566	2,188,219
Brown & Brown, Inc.	27,499	884,093
Chubb Corp. (The)	33,909	3,088,432
HCC Insurance Holdings, Inc.	61,977	2,992,869
MetLife, Inc.	55,805	2,997,845
Reinsurance Group of America, Inc.	32,040	2,567,365
Travelers Cos., Inc. (The)	16,800	1,578,192
Unum Group	32,670	1,123,195

		20,360,240

Life Sciences Tools & Services 0.2%
Waters Corp.*	10,830	1,073,470

Media 0.7%
Markit Ltd.*	66,174	1,545,163
Walt Disney Co. (The)	16,341	1,454,839

		3,000,002

Metals & Mining 1.3%
Constellium NV, Class A*	73,593	1,811,124
Freeport-McMoRan, Inc.	62,390	2,037,033
Newmont Mining Corp.	24,912	574,222
Nucor Corp.	24,910	1,352,115

		5,774,494

Multiline Retail 0.9%
Target Corp.	65,056	4,077,710

Multi-Utilities 1.4%
Consolidated Edison, Inc.	27,510	1,558,717
PG&E Corp.	99,114	4,464,094

		6,022,811

Oil, Gas & Consumable Fuels 15.4%
Apache Corp.	49,858	4,680,170
Chevron Corp.	104,281	12,442,809
Devon Energy Corp.	38,991	2,658,406
Exxon Mobil Corp.	195,581	18,394,393
Imperial Oil Ltd.	144,961	6,848,419
Occidental Petroleum Corp.	78,514	7,549,121
Peabody Energy Corp.	128,869	1,595,398
Southwestern Energy Co.*	87,774	3,067,701
Total SA	96,712	6,262,499
Ultra Petroleum Corp.*	82,649	1,922,416
Williams Partners LP	40,875	2,168,419

		67,589,751

Pharmaceuticals 6.9%
Hospira, Inc.*	27,723	1,442,428
Johnson & Johnson	80,161	8,544,361
Mallinckrodt PLC*	6,520	587,778
Merck & Co., Inc.	112,005	6,639,656
Pfizer, Inc.	448,850	13,272,495

		30,486,718

Real Estate Investment Trusts (REITs) 2.8%
Annaly Capital Management, Inc.	240,091	2,564,172
Capstead Mortgage Corp.	121,530	1,487,527
Corrections Corp. of America	100,202	3,442,941
Empire State Realty Trust, Inc., Class A	102,514	1,539,760
Piedmont Office Realty Trust, Inc., Class A	176,510	3,113,637

		12,148,037

Road & Rail 0.6%
Heartland Express, Inc.	40,534	971,195
Werner Enterprises, Inc.	73,387	1,849,352

		2,820,547

Semiconductors & Semiconductor Equipment 3.9%
Applied Materials, Inc.	180,077	3,891,464
Broadcom Corp., Class A	32,550	1,315,671
Intel Corp.	207,620	7,229,328
Marvell Technology Group Ltd.	64,920	875,121
Maxim Integrated Products, Inc.	28,020	847,325
MKS Instruments, Inc.	34,370	1,147,271
Teradyne, Inc.	89,725	1,739,768

		17,045,948

Software 1.5%
Microsoft Corp.	72,260	3,349,974
NICE-Systems Ltd., ADR-IL	46,646	1,902,690
Oracle Corp.	39,367	1,506,969

		6,759,633

Specialty Retail 1.1%
CST Brands, Inc.	36,800	1,322,960
Lowe’s Cos., Inc.	62,646	3,315,226

		4,638,186

Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	32,822	3,306,816
EMC Corp.	127,126	3,719,707
Hewlett-Packard Co.	66,411	2,355,598
NetApp, Inc.	21,610	928,366

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Technology Hardware, Storage & Peripherals (continued)
QLogic Corp.*	140,751	$1,289,279
SanDisk Corp.	15,450	1,513,328
Western Digital Corp.	20,732	2,017,638

		15,130,732

Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.	34,124	1,215,156

Thrifts & Mortgage Finance 0.5%
People’s United Financial, Inc.	148,490	2,148,650

Wireless Telecommunication Services 0.2%
Rogers Communications, Inc., Class B	28,580	1,069,756

Total Investments (cost $355,484,832) (a) — 97.8%		430,008,739
Other assets in excess of liabilities — 2.2%		9,563,201

NET ASSETS — 100.0%		$439,571,940

*	Denotes a non-income producing security.
(a)	At September 30, 2014, the tax basis cost of the Fund’s investments was $357,193,483, tax unrealized appreciation and depreciation were $76,747,027 and $(3,931,771), respectively.

ADR	American Depositary Receipt
IL	Israel
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

At September 30, 2014, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Credit Suisse International	10/31/14	(949,036)	$(1,552,457)	$(1,538,122)	$14,335
Canadian Dollar	JPMorgan Chase Bank	10/31/14	(6,722,691)	(6,062,841)	(5,998,144)	64,697
Euro	UBS AG	10/31/14	(191,376)	(244,066)	(241,766)	2,300
Euro	UBS AG	10/31/14	(7,253,863)	(9,324,428)	(9,163,813)	160,615
Japanese Yen	Credit Suisse International	10/31/14	(272,557,343)	(2,503,696)	(2,485,668)	18,028

Total Short Contracts				$(19,687,488)	$(19,427,513)	$259,975

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
British Pound	Credit Suisse International	10/31/14	139,175	$225,590	$225,564	$(26)
Euro	UBS AG	10/31/14	226,582	287,335	286,241	(1,094)
Euro	UBS AG	10/31/14	371,609	475,370	469,454	(5,916)

Total Long Contracts				$988,295	$981,259	$(7,036)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”),  to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$4,464,636	$1,748,020	$—	$6,212,656
Air Freight & Logistics	1,343,231	—	—	1,343,231
Airlines	—	1,088,925	—	1,088,925
Automobiles	3,052,506	2,240,432	—	5,292,938
Banks	49,871,868	—	—	49,871,868
Beverages	1,363,769	—	—	1,363,769
Capital Markets	16,700,194	—	—	16,700,194
Commercial Services & Supplies	18,491,384	—	—	18,491,384
Communications Equipment	9,034,583	—	—	9,034,583
Consumer Finance	928,358	—	—	928,358
Containers & Packaging	2,534,478	—	—	2,534,478
Diversified Financial Services	7,391,338	—	—	7,391,338
Diversified Telecommunication Services	10,943,180	—	—	10,943,180
Electric Utilities	10,891,410	—	—	10,891,410
Electrical Equipment	1,402,418	—	—	1,402,418
Food & Staples Retailing	10,728,669	—	—	10,728,669
Food Products	7,875,938	1,434,879	—	9,310,817
Gas Utilities	2,150,408	—	—	2,150,408

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Equipment & Supplies	$18,377,069	$—	$—	$18,377,069
Health Care Providers & Services	7,308,049	—	—	7,308,049
Hotels, Restaurants & Leisure	6,295,108	—	—	6,295,108
Household Products	12,534,120	—	—	12,534,120
Industrial Conglomerates	13,704,471	3,950,139	—	17,654,610
Information Technology Services	797,318	—	—	797,318
Insurance	20,360,240	—	—	20,360,240
Life Sciences Tools & Services	1,073,470	—	—	1,073,470
Media	3,000,002	—	—	3,000,002
Metals & Mining	5,774,494	—	—	5,774,494
Multiline Retail	4,077,710	—	—	4,077,710
Multi-Utilities	6,022,811	—	—	6,022,811
Oil, Gas & Consumable Fuels	61,327,252	6,262,499	—	67,589,751
Pharmaceuticals	30,486,718	—	—	30,486,718
Real Estate Investment Trusts (REITs)	12,148,037	—	—	12,148,037
Road & Rail	2,820,547	—	—	2,820,547
Semiconductors & Semiconductor Equipment	17,045,948	—	—	17,045,948
Software	6,759,633	—	—	6,759,633
Specialty Retail	4,638,186	—	—	4,638,186
Technology Hardware, Storage & Peripherals	15,130,732	—	—	15,130,732
Textiles, Apparel & Luxury Goods	1,215,156	—	—	1,215,156
Thrifts & Mortgage Finance	2,148,650	—	—	2,148,650
Wireless Telecommunication Services	1,069,756	—	—	1,069,756

Total Common Stocks	$413,283,845	$16,724,894	$—	$430,008,739

Forward Foreign Currency Contracts	—	259,975	—	259,975

Total Assets	$413,283,845	$16,984,869	$—	$430,268,714

Liabilities:
Forward Foreign Currency Contracts	—	(7,036)	—	(7,036)

Total Liabilities	$—	$(7,036)	$—	$(7,036)

Total	$413,283,845	$16,977,833	$—	$430,261,678

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract settlement date or if the fund enters into an offsetting contract before the contractual settlement date or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2014

Assets:		Fair Value
Forward foreign currency contracts
Currency risk	Unrealized appreciation from forward foreign currency contracts	$259,975

Total		$259,975

Liabilities:		Fair Value
Forward foreign currency contracts
Currency risk	Unrealized depreciation from forward foreign currency contracts	$(7,036)

Total		$(7,036)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

September 30, 2014 (Unaudited)

American Funds NVIT Asset Allocation Fund

Mutual Fund 100.1%

	Shares	Market Value
Balanced Fund 100.1%
American Funds Asset Allocation Fund	236,979,569	$5,241,988,056

Total Mutual Fund (cost $3,949,176,532)		5,241,988,056

Total Investments (cost $3,949,176,532) (a) — 100.1%		5,241,988,056
Liabilities in excess of other assets — (0.1%)		(2,771,449)

NET ASSETS — 100.0%		$5,239,216,607

(a)	At September 30, 2014, the tax basis cost of the Fund’s investments was $3,952,370,754, tax unrealized appreciation and depreciation were $1,289,617,302 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

American Funds NVIT Asset Allocation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2014 (Unaudited)

American Funds NVIT Bond Fund

Mutual Fund 100.1%

	Shares	Market Value
Fixed Income Fund 100.1%
American Funds Bond Fund	158,494,907	$1,762,463,361

Total Mutual Fund (cost $1,710,667,259)		1,762,463,361

Total Investments (cost $1,710,667,259) (a) — 100.1%		1,762,463,361
Liabilities in excess of other assets — (0.1)%		(932,270)

NET ASSETS — 100.0%		$1,761,531,091

(a)	At September 30, 2014, the tax basis cost of the Fund’s investments was $1,725,382,406, tax unrealized appreciation and depreciation were $37,080,955 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

American Funds NVIT Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2014 (Unaudited)

American Funds NVIT Global Growth Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Global Growth Fund	9,264,738	$253,297,924

Total Mutual Fund (cost $204,174,908)		253,297,924

Total Investments (cost $204,174,908) (a) — 100.1%		253,297,924
Liabilities in excess of other assets — (0.1%)		(163,114)

NET ASSETS — 100.0%		$253,134,810

(a)	At September 30, 2014, the tax basis cost of the Fund’s investments was $217,163,986, tax unrealized appreciation and depreciation were $36,133,938 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

American Funds NVIT Global Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2014 (Unaudited)

American Funds NVIT Growth Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Fund	5,268,662	$412,536,224

Total Mutual Fund (cost $295,680,019)		412,536,224

Total Investments (cost $295,680,019) (a) — 100.1%		412,536,224
Liabilities in excess of other assets — (0.1%)		(253,272)

NET ASSETS — 100.0%		$412,282,952

(a)	At September 30, 2014, the tax basis cost of the Fund’s investments was $321,312,920, tax unrealized appreciation and depreciation were $91,223,304 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

American Funds NVIT Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2014 (Unaudited)

American Funds NVIT Growth-Income Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Income Fund	37,023,176	$1,924,834,936

Total Mutual Fund (cost $1,313,313,140)		1,924,834,936

Total Investments (cost $1,313,313,140) (a) — 100.1%		1,924,834,936
Liabilities in excess of other assets — (0.1%)		(1,028,252)

NET ASSETS — 100.0%		$1,923,806,684

(a)	At September 30, 2014, the tax basis cost of the Fund’s investments was $1,344,539,923, tax unrealized appreciation and depreciation were $580,295,013 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

American Funds NVIT Growth-Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2014 (Unaudited)

Federated NVIT High Income Bond Fund

Common Stocks 0.0%†

	Shares	Market Value
Automotive 0.0%†
General Motors Co.	536	$17,120

Independent Energy 0.0%†
Lone Pine Resources, Inc.*(a)(b)	3,118	0
Lone Pine Resources, Inc.*(a)(b)	3,118	5,862

		5,862

Total Common Stocks (cost $7,500)		22,982

Corporate Bonds 98.7%

	Principal Amount	Market Value
Aerospace / Defense 0.6%
TransDigm, Inc., 6.00%, 07/15/22(c)	$625,000	618,750
6.50%, 07/15/24(c)	400,000	397,000

		1,015,750

Automotive 3.5%
Affinia Group, Inc., 7.75%, 05/01/21	750,000	772,500
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	925,000	980,500
Exide Technologies, 8.63%, *02/01/18(d)	200,000	50,000
General Motors Financial Co., Inc., 4.38%, 09/25/21	75,000	76,687
4.25%, 05/15/23	200,000	200,000
International Automotive Components Group SL, 9.13%, 06/01/18(c)	475,000	502,312
J.B. Poindexter & Co., Inc., 9.00%, 04/01/22(c)	400,000	429,000
Lear Corp., 4.75%, 01/15/23	525,000	518,438
Motors Liquidation Co., 7.40%, 09/01/25*(a)(b)(e)	2,500,000	0
Schaeffler Finance BV, 4.25%, 05/15/21(c)	300,000	289,500
Schaeffler Holding Finance BV, 6.88%, 08/15/18(c)(f)	275,000	286,000
Stackpole International Intermediate/Stackpole International Powder/Stackpl, 7.75%, 10/15/21(c)	575,000	577,875
Titan International, Inc., 6.88%, 10/01/20	175,000	171,938
UCI International, Inc., 8.63%, 02/15/19	875,000	835,625

		5,690,375

Building Materials 3.0%
Allegion US Holding Co., Inc., 5.75%, 10/01/21	225,000	229,500
American Builders & Contractors Supply Co., Inc., 5.63%, 04/15/21(c)	375,000	367,500
Anixter, Inc., 5.63%, 05/01/19	550,000	574,750
Building Materials Corp. of America, 7.50%, 03/15/20(c)	250,000	260,625
CPG Merger Sub LLC, 8.00%, 10/01/21(c)	300,000	304,500
Masonite International Corp., 8.25%, 04/15/21(c)	525,000	561,750
Nortek, Inc., 8.50%, 04/15/21	725,000	775,750
Ply Gem Industries, Inc., 6.50%, 02/01/22	275,000	261,250
Rexel SA, 6.13%, 12/15/19(c)	550,000	573,430
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.00%, 06/01/20(c)	475,000	498,750
RSI Home Products, Inc., 6.88%, 03/01/18(c)	225,000	235,125
USG Corp., 5.88%, 11/01/21(c)	200,000	204,500

		4,847,430

Cable Satellite 5.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 6.63%, 01/31/22	600,000	630,000
5.13%, 02/15/23	375,000	360,000
5.75%, 09/01/23	225,000	224,437
5.75%, 01/15/24	100,000	99,500
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 09/15/20(c)	250,000	257,187
5.13%, 12/15/21(c)	450,000	428,625
5.13%, 12/15/21(c)	200,000	191,500
DISH DBS Corp., 5.88%, 07/15/22	1,275,000	1,300,500
Inmarsat Finance PLC, 4.88%, 05/15/22(c)	400,000	389,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Cable Satellite (continued)
Intelsat Jackson Holdings SA, 6.63%, 12/15/22	$625,000	$629,687
5.50%, 08/01/23	1,025,000	981,438
Intelsat Luxembourg SA, 7.75%, 06/01/21	200,000	203,500
8.13%, 06/01/23	400,000	417,000
Lynx II Corp., 6.38%, 04/15/23(c)	325,000	335,563
Numericable Group SA, 6.00%, 05/15/22(c)	400,000	403,000
6.25%, 05/15/24(c)	275,000	277,063
Sirius XM Radio, Inc., 4.25%, 05/15/20(c)	100,000	95,500
5.88%, 10/01/20(c)	325,000	328,250
4.63%, 05/15/23(c)	575,000	534,750
6.00%, 07/15/24(c)	475,000	480,938
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 01/15/23(c)	400,000	403,000

		8,970,438

Chemicals 2.1%
Ashland, Inc., 3.88%, 04/15/18	125,000	125,312
4.75%, 08/15/22	300,000	292,500
Axiall Corp., 4.88%, 05/15/23	75,000	72,000
Celanese US Holdings LLC, 4.63%, 11/15/22	225,000	219,094
Compass Minerals International, Inc., 4.88%, 07/15/24(c)	375,000	358,125
Eagle Spinco, Inc., 4.63%, 02/15/21	275,000	264,688
Hexion US Finance Corp., 8.88%, 02/01/18	925,000	938,875
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 05/01/21(c)	750,000	800,156
W.R. Grace & Co.-Conn, 5.13%, 10/01/21(c)	125,000	127,031
5.63%, 10/01/24(c)	100,000	102,500

		3,300,281

Construction Machinery 0.8%
Jurassic Holdings III, Inc., 6.88%, 02/15/21(c)	500,000	497,500
United Rentals North America, Inc., 7.38%, 05/15/20	75,000	80,250
7.63%, 04/15/22	75,000	81,187
6.13%, 06/15/23	325,000	333,125
5.75%, 11/15/24	325,000	329,063

		1,321,125

Consumer Cyclical Services 2.0%
Garda World Security Corp., 7.25%, 11/15/21(c)	400,000	402,120
7.25%, 11/15/21(c)	425,000	429,420
Hearthside Group Holdings LLC/Hearthside Finance Co., 6.50%, 05/01/22(c)	700,000	684,250
Reliance Intermediate Holdings LP, 9.50%, 12/15/19(c)	500,000	523,750
ServiceMaster Co., 7.10%, 03/01/18	300,000	313,500
8.00%, 02/15/20	520,000	549,250
7.00%, 08/15/20	195,000	202,556
7.45%, 08/15/27	175,000	177,625

		3,282,471

Consumer Products 2.8%
AOT Bedding Super Holdings LLC, 8.13%, 10/01/20(c)	825,000	872,437
FGI Operating Co. LLC/FGI Finance, Inc., 7.88%, 05/01/20	525,000	511,219
First Quality Finance Co., Inc., 4.63%, 05/15/21(c)	450,000	421,875
Party City Holdings, Inc., 8.88%, 08/01/20	325,000	351,000
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75%, 08/15/19	800,000	804,000
Prestige Brands, Inc., 8.13%, 02/01/20	175,000	186,812
5.38%, 12/15/21(c)	425,000	402,688
Spectrum Brands, Inc., 6.38%, 11/15/20	500,000	521,250
Springs Industries, Inc., 6.25%, 06/01/21	350,000	343,875

		4,415,156

Diversified Manufacturing 1.9%
Apex Tool Group, 7.00%, 02/01/21(c)	250,000	230,000
Gardner Denver, Inc., 6.88%, 08/15/21(c)	675,000	680,063
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22(c)	525,000	498,750
Mcron Finance Sub LLC/Mcron Finance Corp., 8.38%, 05/15/19(c)	280,000	297,150

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Manufacturing (continued)
Milacron LLC/Mcron Finance Corp., 7.75%, 02/15/21(c)	$150,000	$158,437
Silver II Borrower/Silver II US Holdings LLC, 7.75%, 12/15/20(c)	800,000	824,000
Waterjet Holdings, Inc., 7.63%, 02/01/20(c)	125,000	129,375
WESCO Distribution, Inc., 5.38%, 12/15/21	300,000	298,500

		3,116,275

Electronic Equipment, Instruments & Components 0.1%
Zebra Technologies Corp., 7.25%, 10/15/22(c)	125,000	125,000

Financial Institutions 3.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.50%, 05/15/21(c)	300,000	290,250
Ally Financial, Inc., 4.75%, 09/10/18	1,000,000	1,025,000
CIT Group, Inc., 5.00%, 08/01/23	475,000	470,250
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21(c)	325,000	332,312
Hub Holdings LLC/Hub Holdings Finance, Inc., 8.13%, 07/15/19(c)(f)	400,000	390,000
International Lease Finance Corp., 6.25%, 05/15/19	725,000	779,375
5.88%, 08/15/22	600,000	621,000
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.63%, 03/15/20(c)	250,000	260,000
5.88%, 03/15/22(c)	450,000	478,125
Nuveen Investments, Inc., 9.50%, 10/15/20(c)	700,000	810,250
Onex York Acquisition Corp., 8.50%, 10/01/22(c)	250,000	249,375

		5,705,937

Food & Beverage 3.2%
Anna Merger Sub, Inc., 7.75%, 10/01/22(c)	525,000	527,625
Aramark Services, Inc., 5.75%, 03/15/20	875,000	899,062
Del Monte Corp., 7.63%, 02/15/19	860,000	853,550
HJ Heinz Co., 4.25%, 10/15/20	500,000	498,750
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 05/01/21	925,000	892,625
Shearer’s Foods LLC/Chip Fin Corp., 9.00%, 11/01/19(c)	350,000	379,750
Smithfield Foods, Inc., 6.63%, 08/15/22	950,000	1,002,250
TreeHouse Foods, Inc., 4.88%, 03/15/22	50,000	49,250
WhiteWave Foods Co. (The), 5.38%, 10/01/22	100,000	101,500

		5,204,362

Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc., expired maturity, 10.38%, 09/15/07*(a)(d)	100,000	0

Gaming 4.2%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 05/15/18	425,000	412,250
Chester Downs & Marina LLC, 9.25%, 02/01/20(c)	275,000	258,500
Churchill Downs, Inc., 5.38%, 12/15/21(c)	150,000	150,000
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20	400,000	406,000
5.38%, 11/01/23	250,000	255,625
MGM Mirage, Inc., 7.75%, 03/15/22	1,150,000	1,279,375
Mohegan Tribal Gaming Authority, 9.75%, 09/01/21	400,000	407,000
Penn National Gaming, Inc., 5.88%, 11/01/21	725,000	670,625
Pinnacle Entertainment, Inc., 6.38%, 08/01/21	575,000	600,875
7.75%, 04/01/22	375,000	405,937
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.50%, 06/15/19(c)	432,000	460,080
Seminole Indian Tribe of Florida, 7.80%, 10/01/20(c)	755,000	838,050
Station Casinos LLC, 7.50%, 03/01/21	600,000	625,500

		6,769,817

Healthcare 9.3%
Amsurg Corp., 5.63%, 07/15/22(c)	500,000	495,000
Biomet, Inc., 6.50%, 08/01/20	475,000	503,500
Catamaran Corp., 4.75%, 03/15/21	100,000	96,500
CHS/Community Health Systems, Inc., 5.13%, 08/01/21(c)	300,000	300,750
6.88%, 02/01/22(c)	825,000	860,062
Crimson Merger Sub, Inc., 6.63%, 05/15/22(c)	1,325,000	1,212,375
DaVita, Inc., 5.75%, 08/15/22	600,000	624,000
DJO Finance LLC/DJO Finance Corp., 8.75%, 03/15/18	200,000	211,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Healthcare (continued)
Envision Healthcare Corp., 5.13%, 07/01/22(c)	$700,000	$689,500
HCA, Inc., 6.50%, 02/15/20	600,000	655,500
6.25%, 02/15/21	2,050,000	2,142,250
4.75%, 05/01/23	200,000	195,000
Series 1, 5.88%, 05/01/23	100,000	102,500
5.00%, 03/15/24	475,000	467,281
Hologic, Inc., 6.25%, 08/01/20	350,000	360,500
LifePoint Hospitals, Inc., 5.50%, 12/01/21	475,000	480,938
MPH Acquisition Holdings LLC, 6.63%, 04/01/22(c)	1,025,000	1,035,250
Omnicare, Inc., 7.75%, 06/01/20	325,000	344,500
Teleflex, Inc., 5.25%, 06/15/24(c)	300,000	294,000
Tenet Healthcare Corp., 4.50%, 04/01/21	450,000	438,750
4.38%, 10/01/21	675,000	649,687
8.13%, 04/01/22	475,000	523,688
Truven Health Analytics, Inc., 10.63%, 06/01/20	575,000	609,500
United Surgical Partners International, Inc., 9.00%, 04/01/20	700,000	754,250
Universal Hospital Services, Inc., 7.63%, 08/15/20	325,000	312,000
VWR Funding, Inc., 7.25%, 09/15/17	575,000	600,875

		14,959,156

Independent Energy 6.4%
Antero Resources Corp., 5.13%, 12/01/22(c)	450,000	437,625
Antero Resources Finance Corp., 6.00%, 12/01/20	575,000	590,812
Approach Resources, Inc., 7.00%, 06/15/21	500,000	493,750
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 04/15/21	375,000	406,875
6.00%, 05/01/22(c)	250,000	268,125
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 04/15/22	625,000	629,688
California Resources Corp., 5.50%, 09/15/21(c)	100,000	101,500
6.00%, 11/15/24(c)	475,000	486,875
Carrizo Oil & Gas, Inc., 7.50%, 09/15/20	450,000	468,000
Chaparral Energy, Inc., 9.88%, 10/01/20	375,000	403,125
7.63%, 11/15/22	250,000	258,750
Chesapeake Energy Corp., 6.63%, 08/15/20	325,000	357,500
6.88%, 11/15/20	225,000	250,875
5.38%, 06/15/21	250,000	257,500
5.75%, 03/15/23	200,000	212,000
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/21	800,000	788,000
6.88%, 03/15/24(c)	75,000	70,500
Gulfport Energy Corp., 7.75%, 11/01/20(c)	150,000	156,375
Kodiak Oil & Gas Corp., 5.50%, 01/15/21	300,000	303,750
5.50%, 02/01/22	50,000	50,500
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21(c)	525,000	517,125
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 05/15/19	1,000,000	982,500
6.50%, 09/15/21	75,000	73,313
Lone Pine Resources, Inc., 10.38%, 02/15/17(a)(b)	25,000	0
Northern Oil and Gas, Inc., 8.00%, 06/01/20	650,000	659,750
Range Resources Corp., 5.00%, 08/15/22	100,000	101,500
RSP Permian, Inc., 6.63%, 10/01/22(c)	100,000	100,500
SandRidge Energy, Inc., 7.50%, 03/15/21	25,000	24,375
8.13%, 10/15/22	700,000	698,250
SM Energy Co., 5.00%, 01/15/24	175,000	168,000

		10,317,438

Industrial - Other 2.9%
Belden CDT, Inc., 5.50%, 09/01/22(c)	700,000	708,750
Belden, Inc., 5.25%, 07/15/24(c)	175,000	168,000
Cleaver-Brooks, Inc., 8.75%, 12/15/19(c)	400,000	435,000
Dematic SA/DH Services Luxembourg Sarl, 7.75%, 12/15/20(c)	750,000	787,500
Hillman Group, Inc. (The), 6.38%, 07/15/22(c)	550,000	530,063
Interline Brands, Inc., 10.00%, 11/15/18(f)	525,000	546,656
MasTec, Inc., 4.88%, 03/15/23	200,000	189,000
Mueller Water Products, Inc., 7.38%, 06/01/17	544,000	550,800
8.75%, 09/01/20	229,000	246,175
Unifrax I LLC/Unifrax Holding Co., 7.50%, 02/15/19(c)	475,000	479,750

		4,641,694

Leisure 1.3%
Activision Blizzard, Inc., 5.63%, 09/15/21(c)	100,000	104,250
6.13%, 09/15/23(c)	250,000	265,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Leisure (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 03/15/21	$600,000	$593,250
Cinemark USA, Inc., 7.38%, 06/15/21	125,000	133,594
5.13%, 12/15/22	50,000	49,125
HRP Myrtle Beach Operations LLC, 7.38%, 04/01/12*(a)(c)(d)(g)	675,000	0
Regal Cinemas, Inc., 5.75%, 02/01/25	225,000	219,937
Regal Entertainment Group, 5.75%, 03/15/22	75,000	75,188
Six Flags Entertainment Corp., 5.25%, 01/15/21(c)	600,000	582,750

		2,023,094

Lodging 0.2%
Choice Hotels International, Inc., 5.75%, 07/01/22	375,000	400,313

Media Entertainment 6.3%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.25%, 02/15/22(c)	75,000	74,906
5.63%, 02/15/24(c)	125,000	125,313
Clear Channel Communications, Inc., 9.00%, 03/01/21	675,000	672,469
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	1,075,000	1,104,562
Crown Media Holdings, Inc., 10.50%, 07/15/19	550,000	604,312
Cumulus Media Holdings, Inc., 7.75%, 05/01/19	600,000	610,500
Entercom Radio LLC, 10.50%, 12/01/19	450,000	496,125
Expo Event Transco, Inc., 9.00%, 06/15/21(c)	550,000	565,125
Gannett Co., Inc., 5.13%, 10/15/19(c)	175,000	176,750
6.38%, 10/15/23(c)	525,000	547,313
5.50%, 09/15/24(c)	50,000	49,000
Gray Television, Inc., 7.50%, 10/01/20	525,000	535,500
Lamar Media Corp., 5.88%, 02/01/22	275,000	283,937
5.00%, 05/01/23	425,000	411,719
Logo Merger Sub Corp., 8.38%, 10/15/20(c)	825,000	859,031
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/01/21(c)	375,000	375,938
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/01/20	500,000	485,000
5.00%, 04/15/22(c)	350,000	342,125
Radio One, Inc., 9.25%, 02/15/20(c)	500,000	498,750
Sinclair Television Group, Inc., 5.63%, 08/01/24(c)	425,000	410,125
Time, Inc., 5.75%, 04/15/22(c)	250,000	240,000
Townsquare Radio LLC/Townsquare Radio, Inc., 9.00%, 04/01/19(c)	550,000	591,250

		10,059,750

Metals & Mining 0.7%
Aleris International, Inc., 9.00%, 12/15/14 *(a)(b)(d)	600,000	0
Steel Dynamics, Inc., 5.13%, 10/01/21(c)	125,000	126,562
5.25%, 04/15/23	75,000	75,375
5.50%, 10/01/24(c)	225,000	228,938
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18(c)	300,000	320,250
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., 9.75%, 06/15/19(c)	325,000	339,625

		1,090,750

Midstream 5.1%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 4.75%, 11/15/21	100,000	93,125
5.88%, 08/01/23	175,000	170,625
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 07/15/22	400,000	427,000
El Paso Corp., 6.50%, 09/15/20	300,000	337,674
Energy Transfer Equity LP, 5.88%, 01/15/24	975,000	984,750
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 01/15/22	500,000	490,000
Hiland Partners LP/Hiland Partners Finance Corp., 5.50%, 05/15/22(c)	100,000	97,250
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 03/01/20	500,000	515,000
Kinder Morgan, Inc., 5.63%, 11/15/23(c)	675,000	722,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 06/15/22	828,000	867,330
4.50%, 07/15/23	25,000	24,187
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	125,000	123,125
5.50%, 04/15/23	225,000	226,125
4.50%, 11/01/23	300,000	288,000
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 07/15/22(c)	425,000	420,750
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21	575,000	589,375
5.62%, 04/15/23	250,000	253,125

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Midstream (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.38%, 08/01/21	$92,000	$96,600
5.50%, 06/01/24	700,000	673,750
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 08/15/22	225,000	223,875
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20	332,000	343,620
6.13%, 10/15/21	175,000	181,563

		8,149,099

Oil Field Services 0.8%
CGG SA, 6.88%, 01/15/22(c)	400,000	356,000
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21	225,000	199,125
FTS International, Inc., 6.25%, 05/01/22(c)	625,000	614,063
Light Tower Rentals, Inc., 8.13%, 08/01/19(c)	125,000	126,406

		1,295,594

Packaging 5.4%
Ardagh Packaging Finance PLC, 9.13%, 10/15/20(c)	1,100,000	1,192,125
Ball Corp., 4.00%, 11/15/23	625,000	578,125
Berry Plastics Corp., 5.50%, 05/15/22	975,000	940,875
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, 6.00%, 06/15/17(c)	175,000	173,031
BWAY Holding Co., 9.13%, 08/15/21(c)	575,000	579,313
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	625,000	590,625
Mustang Merger Corp., 8.50%, 08/15/21(c)	525,000	551,250
Pactiv LLC, 7.95%, 12/15/25	250,000	262,500
Reynolds Group Issuer, Inc., 8.50%, 05/15/18	750,000	776,250
9.00%, 04/15/19	150,000	156,375
8.25%, 02/15/21	1,300,000	1,369,875
Sealed Air Corp., 6.50%, 12/01/20(c)	575,000	612,375
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 05/01/22(c)	900,000	859,500

		8,642,219

Paper 0.7%
Clearwater Paper Corp., 4.50%, 02/01/23	425,000	406,937
5.38%, 02/01/25(c)	375,000	370,313
Graphic Packaging International, Inc., 4.75%, 04/15/21	300,000	297,375

		1,074,625

Pharmaceuticals 1.4%
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22(c)	300,000	297,000
Jaguar Holding Co. I, 9.37%, 10/15/17(c)(f)	600,000	609,750
Valeant Pharmaceuticals International, Inc., 7.50%, 07/15/21(c)	1,225,000	1,310,750

		2,217,500

Refining 0.3%
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22	100,000	102,000
Tesoro Corp., 5.13%, 04/01/24	325,000	315,250

		417,250

Restaurants 1.2%
1011778 BC ULC/New Red Finance, Inc., 6.00%, 04/01/22(c)	500,000	496,250
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 01/15/20	550,000	573,375
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.88%, 05/15/21(c)	825,000	796,125

		1,865,750

Retailers 4.1%
Academy Ltd./Academy Finance Corp., 9.25%, 08/01/19(c)	1,050,000	1,110,375
Jo-Ann Stores Holdings, Inc., 8.13%, 03/15/19(c)	550,000	533,500
9.75%, 10/15/19(c)(f)	450,000	418,500
Limited Brands, Inc., 5.63%, 02/15/22	725,000	755,812
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 7.50%, 08/01/18(c)(f)	371,000	377,493
Michaels Stores, Inc., 5.88%, 12/15/20(c)	600,000	597,000
Neiman Marcus Group Ltd., Inc., 8.00%, 10/15/21(c)	200,000	208,000
8.75%, 10/15/21(c)(f)	600,000	633,000
Petco Animal Supplies, Inc., 8.50%, 10/15/17(c)(f)	875,000	890,313

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Retailers (continued)
PVH Corp., 4.50%, 12/15/22	$250,000	$242,500
Sally Holdings LLC/Sally Capital, Inc., 6.88%, 11/15/19	725,000	765,781

		6,532,274

Technology 13.1%
ACI Worldwide, Inc., 6.38%, 08/15/20(c)	100,000	103,750
Advanced Micro Devices, Inc., 7.50%, 08/15/22	275,000	280,500
7.00%, 07/01/24	325,000	310,375
Audatex North America, Inc., 6.00%, 06/15/21(c)	475,000	488,062
6.13%, 11/01/23(c)	125,000	128,750
Blackboard, Inc., 7.75%, 11/15/19(c)	400,000	401,000
BMC Software Finance, Inc., 8.13%, 07/15/21(c)	550,000	525,250
Boxer Parent Co., Inc., 9.75%, 10/15/19(c)(f)	575,000	534,750
CDW LLC/CDW Finance Corp., 8.50%, 04/01/19	687,000	728,220
CommScope Holding Co., Inc., 6.63%, 06/01/20(c)(f)	650,000	676,000
CommScope, Inc., 5.50%, 06/15/24(c)	350,000	342,125
Compiler Finance Sub, Inc., 7.00%, 05/01/21(c)	475,000	450,062
CoreLogic, Inc., 7.25%, 06/01/21	475,000	497,562
Eagle Midco, Inc., 9.00%, 06/15/18(c)	650,000	666,250
Emdeon, Inc., 11.00%, 12/31/19	350,000	391,125
Entegris, Inc., 6.00%, 04/01/22(c)	625,000	637,500
First Data Corp., 8.75%, 01/15/22(c)(f)	1,500,000	1,597,500
Flextronics International Ltd., 4.63%, 02/15/20	225,000	224,437
5.00%, 02/15/23	250,000	250,000
Freescale Semiconductor, Inc., 6.00%, 01/15/22(c)	400,000	406,000
IAC/InterActiveCorp., 4.75%, 12/15/22	725,000	697,812
Igloo Holdings Corp., 8.25%, 12/15/17(c)(f)	750,000	761,250
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13%, 05/01/21(c)(f)	1,050,000	1,039,500
Infor US, Inc., 9.38%, 04/01/19	425,000	457,938
Interactive Data Corp., 5.88%, 04/15/19(c)	450,000	448,313
Iron Mountain, Inc., 5.75%, 08/15/24	400,000	394,000
Magnachip Semiconductor Corp., 6.63%, 07/15/21	575,000	534,750
NCR Corp., 4.63%, 02/15/21	425,000	418,625
5.00%, 07/15/22	325,000	320,938
6.38%, 12/15/23	225,000	236,250
Nuance Communications, Inc., 5.38%, 08/15/20(c)	650,000	635,375
NXP BV/NXP Funding LLC, 5.75%, 02/15/21(c)	200,000	204,000
5.75%, 03/15/23(c)	200,000	201,000
Seagate HDD Cayman, 4.75%, 06/01/23	425,000	428,719
4.75%, 01/01/25(c)	400,000	399,000
Sophia Holding Finance LP/Sophia Holding Finance, Inc., 9.62%, 12/01/18(c)(f)	250,000	253,750
Sophia LP/Sophia Finance, Inc., 9.75%, 01/15/19(c)	675,000	726,469
SunGard Data Systems, Inc., 7.38%, 11/15/18	111,000	115,163
6.63%, 11/01/19	525,000	525,000
Syniverse Holdings, Inc., 9.13%, 01/15/19	925,000	972,406
TransUnion Holding Co., Inc., 8.13%, 06/15/18	175,000	180,469
9.63%, 06/15/18	1,125,000	1,157,344
VeriSign, Inc., 4.63%, 05/01/23	200,000	194,000

		20,941,289

Transportation Services 0.5%
Hertz Corp. (The), 6.25%, 10/15/22	850,000	858,500

Utility - Electric 1.2%
Calpine Corp., 6.00%, 01/15/22(c)	125,000	131,875
5.88%, 01/15/24(c)	175,000	182,000
5.75%, 01/15/25	475,000	461,344
FPL Energy National Wind Portfolio LLC, 6.13%, 03/25/19(c)(g)	19,494	19,128
NRG Energy, Inc., 6.63%, 03/15/23	150,000	153,000
6.25%, 05/01/24(c)	900,000	902,250

		1,849,597

Wireless Communications 3.8%
Altice SA, 7.75%, 05/15/22(c)	600,000	610,500
Digicel Group Ltd., 8.25%, 09/01/17(c)	725,000	739,500
8.25%, 09/30/20(c)	350,000	360,500
MetroPCS Wireless, Inc., 6.63%, 11/15/20	375,000	385,312
Sprint Capital Corp., 6.88%, 11/15/28	1,025,000	973,750
Sprint Corp., 7.88%, 09/15/23(c)	775,000	823,437
7.13%, 06/15/24(c)	575,000	580,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Wireless Communications (continued)
T-Mobile USA, Inc., 6.63%, 04/28/21	$50,000	$51,250
6.13%, 01/15/22	175,000	175,438
6.73%, 04/28/22	50,000	51,250
6.00%, 03/01/23	100,000	100,125
6.63%, 04/01/23	800,000	816,000
6.84%, 04/28/23	250,000	256,250
6.38%, 03/01/25	150,000	149,625

		6,073,687

Wireline Communications 0.6%
Level 3 Financing, Inc.,
8.13%, 07/01/19	625,000	665,625
7.00%, 06/01/20	225,000	237,094

		902,719

Total Corporate Bonds (cost $158,495,380)		158,076,715

Warrants 0.0%†

	Number of Warrants	Market Value
Automotive 0.0%†
General Motors Co., expiring 7/10/2019*	487	7,037
General Motors Co., expiring 7/10/2016*	487	10,899

		17,936

Total Warrants (cost $0)		17,936

Total Investments (cost $158,502,880) (h) — 98.7%		158,117,633
Other assets in excess of liabilities — 1.3%		2,125,871

NET ASSETS — 100.0%		$160,243,504

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	Illiquid security.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2014 was $72,086,713 which represents 44.99% of net assets.
(d)	Security in default.
(e)	Restricted security.
(f)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the payment-in-kind rate.
(g)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed illiquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2014 was $19,128 which represents 0.01% of net assets.
(h)	At September 30, 2014, the tax basis cost of the Fund’s investments was $158,584,184, tax unrealized appreciation and depreciation were $3,150,982 and $(3,617,533), respectively.
†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company
GmbH	Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
PLC	Public Limited Company
RSP	Savings Shares
SA	Stock Company
ULC	Unlimited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Automotive	$17,120	$—	$—	$17,120
Independent Energy	—	—	5,862	5,862

Total Common Stocks	$17,120	$—	$5,862	$22,982

Corporate Bonds
Aerospace / Defense	—	1,015,750	—	1,015,750
Automotive	—	5,690,375	—	5,690,375
Building Materials	—	4,847,430	—	4,847,430
Cable Satellite	—	8,970,438	—	8,970,438
Chemicals	—	3,300,281	—	3,300,281
Construction Machinery	—	1,321,125	—	1,321,125
Consumer Cyclical Services	—	3,282,471	—	3,282,471
Consumer Products	—	4,415,156	—	4,415,156
Diversified Manufacturing	—	3,116,275	—	3,116,275
Electronic Equipment, Instruments & Components	—	125,000	—	125,000
Financial Institutions	—	5,705,937	—	5,705,937
Food & Beverage	—	5,204,362	—	5,204,362
Food & Staples Retailing	—	—	—	—
Gaming	—	6,769,817	—	6,769,817
Healthcare	—	14,959,156	—	14,959,156
Independent Energy	—	10,317,438	—	10,317,438

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Industrial - Other	—	4,641,694	—	4,641,694
Leisure	—	2,023,094	—	2,023,094
Lodging	—	400,313	—	400,313
Media Entertainment	—	10,059,750	—	10,059,750
Metals & Mining	—	1,090,750	—	1,090,750
Midstream	—	8,149,099	—	8,149,099
Oil Field Services	—	1,295,594	—	1,295,594
Packaging	—	8,642,219	—	8,642,219
Paper	—	1,074,625	—	1,074,625
Pharmaceuticals	—	2,217,500	—	2,217,500
Refining	—	417,250	—	417,250
Restaurants	—	1,865,750	—	1,865,750
Retailers	—	6,532,274	—	6,532,274
Technology	—	20,941,289	—	20,941,289
Transportation Services	—	858,500	—	858,500
Utility - Electric	—	1,849,597	—	1,849,597
Wireless Communications	—	6,073,687	—	6,073,687
Wireline Communications	—	902,719	—	902,719

Total Corporate Bonds	$—	$158,076,715	$—	$158,076,715

Warrants	$17,936	$—	$—	$17,936

Total	$35,056	$158,076,715	$5,862	$158,117,633

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Total
Balance as of 12/31/13	$—	$60	$60
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	(1,638)	(60)	(1,698)
Purchases*	7,500	—	7,500
Sales	—	—	—
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 09/30/14	$5,862	$—	$5,862

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

September 30, 2014 (Unaudited)

Invesco NVIT Comstock Value Fund

Common Stocks 97.6%

	Shares	Market Value
Aerospace & Defense 1.8%
Honeywell International, Inc.	19,756	$1,839,679
Textron, Inc.	74,352	2,675,928

		4,515,607

Auto Components 1.3%
Johnson Controls, Inc.	73,103	3,216,532

Automobiles 1.7%
General Motors Co.	132,225	4,223,267

Banks 13.9%
Bank of America Corp.	277,917	4,738,485
Citigroup, Inc.	207,496	10,752,443
Fifth Third Bancorp	128,338	2,569,327
JPMorgan Chase & Co.	127,333	7,670,540
PNC Financial Services Group, Inc. (The)	44,447	3,803,774
U.S. Bancorp	22,885	957,279
Wells Fargo & Co.	88,972	4,614,978

		35,106,826

Capital Markets 6.0%
Bank of New York Mellon Corp. (The)	113,971	4,414,097
Goldman Sachs Group, Inc. (The)	13,549	2,487,190
Morgan Stanley	115,718	4,000,371
State Street Corp.	56,239	4,139,753

		15,041,411

Communications Equipment 1.8%
Cisco Systems, Inc.	175,084	4,406,864

Diversified Telecommunication Services 1.8%
AT&T, Inc.	24,853	875,820
Verizon Communications, Inc.	50,416	2,520,296
Vivendi SA*	48,199	1,163,899

		4,560,015

Electric Utilities 1.4%
FirstEnergy Corp.	33,741	1,132,685
PPL Corp.	73,285	2,406,680

		3,539,365

Electrical Equipment 1.0%
Emerson Electric Co.	40,046	2,506,079

Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	109,215	2,112,218

Energy Equipment & Services 5.1%
Halliburton Co.	55,861	3,603,593
Noble Corp. PLC	73,961	1,643,413
Paragon Offshore PLC*	11,459	70,473
Weatherford International PLC*	362,427	7,538,482

		12,855,961

Food & Staples Retailing 1.5%
CVS Health Corp.	48,810	3,884,788

Food Products 2.9%
ConAgra Foods, Inc.	116,265	3,841,396
Mondelez International, Inc., Class A	49,177	1,685,050
Unilever NV, NYRS-NL	45,190	1,793,139

		7,319,585

Health Care Equipment & Supplies 0.6%
Medtronic, Inc.	23,193	1,436,806

Health Care Providers & Services 3.8%
Cardinal Health, Inc.	10,273	769,653
Express Scripts Holding Co.*	23,786	1,680,005
UnitedHealth Group, Inc.	47,215	4,072,294
WellPoint, Inc.	25,619	3,064,545

		9,586,497

Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	117,990	4,739,658

Household Durables 0.7%
Newell Rubbermaid, Inc.	50,267	1,729,688

Industrial Conglomerates 2.1%
General Electric Co.	206,862	5,299,804

Insurance 4.2%
Aflac, Inc.	24,698	1,438,658
Allstate Corp. (The)	77,440	4,752,493
MetLife, Inc.	65,755	3,532,359
Travelers Cos., Inc. (The)	8,916	837,569

		10,561,079

Internet Software & Services 2.3%
eBay, Inc.*	73,604	4,168,195
Yahoo!, Inc.*	39,046	1,591,124

		5,759,319

Machinery 1.2%
Ingersoll-Rand PLC	53,497	3,015,091

Media 6.5%
Comcast Corp., Class A	64,565	3,472,306
Time Warner Cable, Inc.	22,091	3,169,837
Time Warner, Inc.	23,256	1,749,084
Twenty-First Century Fox, Inc., Class B	96,356	3,209,618

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Viacom, Inc., Class B	63,483	$4,884,382

		16,485,227

Metals & Mining 1.1%
Alcoa, Inc.	170,519	2,743,651

Multiline Retail 2.0%
Kohl’s Corp.	48,333	2,949,763
Target Corp.	35,072	2,198,313

		5,148,076

Multi-Utilities 0.7%
PG&E Corp.	38,065	1,714,448

Oil, Gas & Consumable Fuels 10.7%
BP PLC, ADR-UK	109,094	4,794,681
Chevron Corp.	26,519	3,164,247
Murphy Oil Corp.	55,530	3,160,212
Occidental Petroleum Corp.	29,826	2,867,770
QEP Resources, Inc.	87,519	2,693,835
Royal Dutch Shell PLC, ADR-NL	67,174	5,113,957
Suncor Energy, Inc.	144,635	5,228,555

		27,023,257

Paper & Forest Products 1.0%
International Paper Co.	50,956	2,432,639

Pharmaceuticals 9.8%
AbbVie, Inc.	29,522	1,705,191
Bristol-Myers Squibb Co.	56,093	2,870,840
GlaxoSmithKline PLC, ADR-UK	22,098	1,015,845
Merck & Co., Inc.	86,017	5,099,088
Novartis AG REG	44,694	4,208,762
Pfizer, Inc.	125,348	3,706,540
Roche Holding AG, ADR-CH	59,535	2,202,199
Sanofi, ADR-FR	69,402	3,916,355

		24,724,820

Semiconductors & Semiconductor Equipment 1.2%
Intel Corp.	83,875	2,920,528

Software 4.7%
Autodesk, Inc.*	26,446	1,457,175
Citrix Systems, Inc.*	38,925	2,776,909
Microsoft Corp.	101,123	4,688,062
Symantec Corp.	125,408	2,948,342

		11,870,488

Technology Hardware, Storage & Peripherals 1.7%
Hewlett-Packard Co.	120,530	4,275,199

Textiles, Apparel & Luxury Goods 0.4%
Fossil Group, Inc.*	10,436	979,940

Total Investments (cost $171,285,669) (a) — 97.6%		245,734,733
Other assets in excess of liabilities — 2.4%		6,138,286

NET ASSETS — 100.0%		$251,873,019

*	Denotes a non-income producing security.
(a)	At September 30, 2014, the tax basis cost of the Fund’s investments was $175,583,939, tax unrealized appreciation and depreciation were $70,830,038 and $(679,244), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
FR	France
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

At September 30, 2014, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Deutsche Bank Securities, Inc.	10/17/14	(929,937)	$(1,510,013)	$(1,507,363)	$2,650
British Pound	Goldman Sachs International	10/17/14	(729,855)	(1,184,759)	(1,183,044)	1,715
British Pound	Barclays Bank PLC	10/17/14	(729,855)	(1,185,124)	(1,183,043)	2,081
British Pound	Canadian Imperial Bank of Commerce	10/17/14	(729,854)	(1,184,626)	(1,183,042)	1,584
Canadian Dollar	Deutsche Bank Securities, Inc.	10/17/14	(1,332,107)	(1,203,756)	(1,188,983)	14,773
Canadian Dollar	Goldman Sachs International	10/17/14	(1,332,107)	(1,203,289)	(1,188,983)	14,306
Canadian Dollar	Barclays Bank PLC	10/17/14	(1,332,107)	(1,203,810)	(1,188,983)	14,827
Canadian Dollar	Canadian Imperial Bank of Commerce	10/17/14	(1,364,600)	(1,233,035)	(1,217,985)	15,050
Euro	Goldman Sachs International	10/17/14	(1,886,716)	(2,441,184)	(2,383,255)	57,929
Euro	Royal Bank of Canada	10/17/14	(1,559,719)	(2,018,172)	(1,970,200)	47,972
Euro	Barclays Bank PLC	10/17/14	(1,559,719)	(2,019,184)	(1,970,200)	48,984
Euro	Canadian Imperial Bank of Commerce	10/17/14	(1,559,719)	(2,017,921)	(1,970,200)	47,721
Euro	Deutsche Bank Securities, Inc.	10/17/14	(1,559,719)	(2,019,181)	(1,970,200)	48,981
Swiss Franc	Deutsche Bank Securities, Inc.	10/17/14	(1,166,650)	(1,248,288)	(1,222,156)	26,132
Swiss Franc	Canadian Imperial Bank of Commerce	10/17/14	(1,166,651)	(1,248,009)	(1,222,157)	25,852
Swiss Franc	Barclays Bank PLC	10/17/14	(1,166,650)	(1,248,192)	(1,222,156)	26,036
Swiss Franc	Goldman Sachs International	10/17/14	(1,641,560)	(1,756,149)	(1,719,661)	36,488

Total Short Contracts				$(25,924,692)	$(25,491,611)	$433,081

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$4,515,607	$—	$—	$4,515,607
Auto Components	3,216,532	—	—	3,216,532
Automobiles	4,223,267	—	—	4,223,267
Banks	35,106,826	—	—	35,106,826
Capital Markets	15,041,411	—	—	15,041,411
Communications Equipment	4,406,864	—	—	4,406,864
Diversified Telecommunication Services	3,396,116	1,163,899	—	4,560,015
Electric Utilities	3,539,365	—	—	3,539,365
Electrical Equipment	2,506,079	—	—	2,506,079
Electronic Equipment, Instruments & Components	2,112,218	—	—	2,112,218
Energy Equipment & Services	12,855,961	—	—	12,855,961

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food & Staples Retailing	$3,884,788	$—	$—	$3,884,788
Food Products	7,319,585	—	—	7,319,585
Health Care Equipment & Supplies	1,436,806	—	—	1,436,806
Health Care Providers & Services	9,586,497	—	—	9,586,497
Hotels, Restaurants & Leisure	4,739,658	—	—	4,739,658
Household Durables	1,729,688	—	—	1,729,688
Industrial Conglomerates	5,299,804	—	—	5,299,804
Insurance	10,561,079	—	—	10,561,079
Internet Software & Services	5,759,319	—	—	5,759,319
Machinery	3,015,091	—	—	3,015,091
Media	16,485,227	—	—	16,485,227
Metals & Mining	2,743,651	—	—	2,743,651
Multiline Retail	5,148,076	—	—	5,148,076
Multi-Utilities	1,714,448	—	—	1,714,448
Oil, Gas & Consumable Fuels	27,023,257	—	—	27,023,257
Paper & Forest Products	2,432,639	—	—	2,432,639
Pharmaceuticals	20,516,058	4,208,762	—	24,724,820
Semiconductors & Semiconductor Equipment	2,920,528	—	—	2,920,528
Software	11,870,488	—	—	11,870,488
Technology Hardware, Storage & Peripherals	4,275,199	—	—	4,275,199
Textiles, Apparel & Luxury Goods	979,940	—	—	979,940

Total Common Stocks	$240,362,072	$5,372,661	$—	$245,734,733

Forward Foreign Currency Contracts	—	433,081	—	433,081

Total	$240,362,072	$5,805,742	$—	$246,167,814

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A Forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract settlement date or if the fund enters into an offsetting contract before the contractual settlement date or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2014

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$433,081

Total		$433.081

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

September 30, 2014 (Unaudited)

Lazard NVIT Flexible Opportunistic Strategies Fund

Mutual Fund 4.6%

	Shares	Market Value
Closed-End Mutual Fund 4.6%
Morgan Stanley India Investment Fund, Inc.*	10,485	$260,867

Total Mutual Fund (cost $257,394)		260,867

Exchange Traded Funds 77.4%

	Shares	Market Value
Asset Allocation Funds 15.0%
ETFS Short JPY Long USD*	5,850	330,349
ProShares Short Euro ETF*	13,475	518,788

Total Asset Allocation Funds (cost $801,571)		849,137

Equity Funds 57.5%
First Trust NASDAQ Global Auto Index Fund	7,050	266,278
Guggenheim S&P 500 Equal Weight ETF	2,150	162,948
iShares MSCI Emerging Markets ETF	5,055	210,086
iShares MSCI Germany ETF	3,950	109,415
iShares MSCI Japan Small-Cap ETF	2,600	142,236
iShares North American Tech ETF	5,750	562,264
iShares U.S. Consumer Services ETF	2,275	283,260
iShares U.S. Healthcare Providers ETF	1,275	136,246
PowerShares Buyback Achievers Portfolio	12,390	554,329
SPDR EURO STOXX Small Cap ETF	2,150	108,621
Vanguard FTSE Emerging Markets ETF	4,015	167,466
WisdomTree Japan Hedged Equity Fund	6,120	320,198
WisdomTree Japan Hedged Financials Fund*	8,950	234,580

Total Equity Funds (cost $3,240,069)		3,257,927

Fixed Income Fund 4.9%
Vanguard Short-Term Corporate Bond ETF	3,450	275,551

Total Fixed Income Fund (cost $276,858)		275,551

Total Exchange Traded Funds (cost $4,318,498)		4,382,615

Exchange Traded Note 3.8%

	Principal Amount	Market Value
VelocityShares Daily Inverse VIX Medium Term ETN*	$4,835	$212,595

Total Exchange Traded Note (cost $223,116)		212,595

Total Investments (cost $4,799,008) (a) — 85.8%		4,856,077
Other assets in excess of liabilities — 14.2%		804,153

NET ASSETS — 100.0%		$5,660,230

*	Denotes a non-income producing security.
(a)	At September 30, 2014, the tax basis cost of the Fund’s investments was $4,800,693, tax unrealized appreciation and depreciation were $120,513 and $(65,129), respectively.

ETF	Exchange Traded Fund
FTSE	Financial Times Stock Exchange
ETN	Exchange Traded Note
VIX	Chicago Board Options Exchange Volatility Index

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Lazard NVIT Flexible Opportunistic Strategies Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2014 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund

Mutual Funds 100.5%

	Shares	Market Value
Equity Funds 86.8%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	10,225	$204,194
DFA Real Estate Securities Portfolio, Institutional Class	5,268	153,888
DFA U.S. Core Equity 1 Portfolio, Institutional Class	41,420	715,730
DFA U.S. Small Cap Portfolio, Institutional Class	10,894	322,684
DFA VA International Small Portfolio	23,111	278,252
DFA VA International Value Portfolio	42,360	549,836
DFA VA U.S. Large Value Portfolio	22,545	526,199

Total Equity Funds (cost $2,566,929)		2,750,783

Fixed Income Funds 11.9%
DFA VA Global Bond Portfolio	18,730	203,224
DFA VA Short-Term Fixed Portfolio	16,882	172,367

Total Fixed Income Funds (cost $375,291)		375,591

Money Market Fund 1.8%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	56,929	56,929

Total Money Market Fund (cost $56,929)		56,929

Total Mutual Funds (cost $2,999,149)		3,183,303

Total Investments (cost $2,999,149) (c) — 100.5%		3,183,303
Liabilities in excess of other assets — (0.5)%		(14,581)

NET ASSETS — 100.0%		$3,168,722

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2014.
(b)	Investment in affiliate.
(c)	At September 30, 2014, the tax basis cost of the Fund’s investments was $2,999,852, tax unrealized appreciation and depreciation were $184,201 and $(750), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2014 (Unaudited)

Loring Ward NVIT Moderate Fund

Mutual Funds 100.2%

	Shares	Market Value
Equity Funds 66.9%
DFA U.S. Core Equity 1 Portfolio, Institutional Class	97,376	$1,682,656
DFA U.S. Small Cap Portfolio, Institutional Class	22,602	669,463
DFA VA International Small Portfolio	61,375	738,952
DFA VA International Value Portfolio	107,177	1,391,158
DFA VA U.S. Large Value Portfolio	46,307	1,080,798

Total Equity Funds (cost $5,285,475)		5,563,027

Fixed Income Funds 31.4%
DFA Intermediate Government Fixed Income Portfolio, Institutional Class	108,343	1,352,124
DFA VA Short-Term Fixed Portfolio	123,522	1,261,161

Total Fixed Income Funds (cost $2,623,341)		2,613,285

Money Market Fund 1.9%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	157,234	157,234

Total Money Market Fund (cost $157,234)		157,234

Total Mutual Funds (cost $8,066,050)		8,333,546

Total Investments (cost $8,066,050) (c) — 100.2%		8,333,546
Liabilities in excess of other assets — (0.2)%		(17,239)

NET ASSETS — 100.0%		$8,316,307

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2014.
(b)	Investment in affiliate.
(c)	At September 30, 2014, the tax basis cost of the Fund’s investments was $8,067,833, tax unrealized appreciation and depreciation were $275,832 and $(10,119), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Loring Ward NVIT Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2014 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 99.0%

	Shares	Market Value
Aerospace & Defense 5.2%
Boeing Co. (The)	63,000	$8,024,940
Raytheon Co.	40,000	4,064,800

		12,089,740

Banks 6.3%
JPMorgan Chase & Co.	155,000	9,337,200
Wells Fargo & Co.	100,000	5,187,000

		14,524,200

Capital Markets 3.2%
Goldman Sachs Group, Inc. (The)	40,000	7,342,800

Chemicals 1.4%
Scotts Miracle-Gro Co. (The), Class A	60,000	3,300,000

Commercial Services & Supplies 1.1%
Covanta Holding Corp.	120,000	2,546,400

Containers & Packaging 2.6%
Sealed Air Corp.	170,000	5,929,600

Diversified Financial Services 6.6%
Berkshire Hathaway, Inc., Class B*	61,000	8,426,540
Intercontinental Exchange, Inc.	35,000	6,826,750

		15,253,290

Electrical Equipment 2.4%
ABB Ltd., ADR-CH*	145,000	3,249,450
Rockwell Automation, Inc.	20,000	2,197,600

		5,447,050

Energy Equipment & Services 3.3%
Schlumberger Ltd.	75,000	7,626,750

Food Products 4.0%
ConAgra Foods, Inc.	105,000	3,469,200
Kraft Foods Group, Inc.	25,000	1,410,000
Mondelez International, Inc., Class A	130,000	4,454,450

		9,333,650

Gas Utilities 2.0%
National Fuel Gas Co.	65,000	4,549,350

Health Care Equipment & Supplies 1.4%
Hill-Rom Holdings, Inc.	80,000	3,314,400

Health Care Providers & Services 11.8%
Aetna, Inc.	80,000	6,480,000
Cardinal Health, Inc.	110,000	8,241,200
HCA Holdings, Inc.*	130,000	9,167,600
Henry Schein, Inc.*	30,000	3,494,100

		27,382,900

Hotels, Restaurants & Leisure 2.2%
Hyatt Hotels Corp., Class A*	85,000	5,144,200

Household Products 1.8%
Procter & Gamble Co. (The)	50,000	4,187,000

Industrial Conglomerates 3.1%
3M Co.	50,000	7,084,000

Internet Software & Services 4.0%
eBay, Inc.*	165,000	9,343,950

Leisure Products 1.3%
Mattel, Inc.	95,000	2,911,750

Machinery 1.9%
Stanley Black & Decker, Inc.	50,000	4,439,500

Media 4.9%
Omnicom Group, Inc.	90,000	6,197,400
Twenty-First Century Fox, Inc., Class A	150,000	5,143,500

		11,340,900

Metals & Mining 2.4%
Carpenter Technology Corp.	125,000	5,643,750

Oil, Gas & Consumable Fuels 6.9%
Apache Corp.	40,000	3,754,800
Cabot Oil & Gas Corp.	70,000	2,288,300
Cenovus Energy, Inc.	165,000	4,435,200
Range Resources Corp.	79,000	5,356,990

		15,835,290

Pharmaceuticals 3.2%
Pfizer, Inc.	250,000	7,392,500

Professional Services 1.7%
Nielsen NV	90,000	3,989,700

Road & Rail 5.5%
CSX Corp.	225,000	7,213,500
Hertz Global Holdings, Inc.*	220,000	5,585,800

		12,799,300

Software 4.0%
Activision Blizzard, Inc.	200,000	4,158,000
Microsoft Corp.	110,000	5,099,600

		9,257,600

Specialty Retail 1.6%
Bed Bath & Beyond, Inc.*	55,000	3,620,650

Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.	45,000	4,533,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Textiles, Apparel & Luxury Goods 1.2%
Hanesbrands, Inc.	25,000	$2,686,000

Total Investments (cost $181,704,060) (a) — 99.0%		228,849,970
Other assets in excess of liabilities — 1.0%		2,376,213

NET ASSETS — 100.0%		$231,226,183

*	Denotes a non-income producing security.
(a)	At September 30, 2014, the tax basis cost of the Fund’s investments was $181,892,998, tax unrealized appreciation and depreciation were $49,401,958 and $(2,444,986), respectively.

ADR	American Depositary Receipt
CH	Switzerland
Ltd.	Limited
NV	Public Traded Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2014 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 97.5%

	Shares	Market Value
Airlines 1.8%
Ryanair Holdings PLC, ADR-IE*	53,927	$3,043,101

Auto Components 1.4%
BorgWarner, Inc.	43,885	2,308,790

Banks 3.5%
U.S. Bancorp	140,990	5,897,612

Chemicals 2.9%
Novozymes A/S, Class B	33,189	1,436,274
Praxair, Inc.	26,250	3,386,250

		4,822,524

Commercial Services & Supplies 1.1%
Herman Miller, Inc.	62,407	1,862,849

Consumer Finance 4.7%
American Express Co.	88,831	7,776,266

Diversified Financial Services 3.8%
Intercontinental Exchange, Inc.	32,464	6,332,103

Diversified Telecommunication Services 1.7%
tw telecom, Inc.*	66,419	2,763,694

Electric Utilities 2.0%
Northeast Utilities	74,925	3,319,177

Energy Equipment & Services 2.3%
Schlumberger Ltd.	37,638	3,827,408

Food & Staples Retailing 2.8%
Costco Wholesale Corp.	36,662	4,594,482

Food Products 5.8%
J.M. Smucker Co. (The)	42,130	4,170,449
Unilever NV, NYRS-NL	140,161	5,561,588

		9,732,037

Health Care Equipment & Supplies 5.2%
Abbott Laboratories	94,703	3,938,698
Becton, Dickinson and Co.	41,057	4,672,697

		8,611,395

Household Durables 5.4%
Newell Rubbermaid, Inc.	260,460	8,962,429

Household Products 1.5%
Procter & Gamble Co. (The)	30,388	2,544,691

Industrial Conglomerates 7.7%
3M Co.	41,525	5,883,262
Danaher Corp.	92,589	7,034,912

		12,918,174

Information Technology Services 1.4%
MasterCard, Inc., Class A	31,653	2,339,790

Insurance 4.4%
Progressive Corp. (The)	287,242	7,261,478

Internet Software & Services 3.6%
eBay, Inc.*	104,680	5,928,028

Oil, Gas & Consumable Fuels 4.1%
Cimarex Energy Co.	13,154	1,664,376
Noble Energy, Inc.	76,629	5,238,358

		6,902,734

Pharmaceuticals 6.0%
Roche Holding AG, ADR-CH	132,269	4,892,630
Sanofi, ADR-FR	91,778	5,179,033

		10,071,663

Professional Services 3.3%
Robert Half International, Inc.	112,695	5,522,055

Semiconductors & Semiconductor Equipment 7.7%
Microchip Technology, Inc.	91,270	4,310,682
Texas Instruments, Inc.	177,255	8,453,291

		12,763,973

Software 3.3%
Intuit, Inc.	62,109	5,443,854

Specialty Retail 6.1%
O’Reilly Automotive, Inc.*	16,296	2,450,267
TJX Cos., Inc. (The)	130,114	7,698,845

		10,149,112

Trading Companies & Distributors 4.0%
NOW, Inc.*	79,845	2,428,087
W.W. Grainger, Inc.	17,099	4,302,963

		6,731,050

Total Investments (cost $121,745,002) (a) — 97.5%		162,430,469
Other assets in excess of liabilities — 2.5%		4,172,630

NET ASSETS — 100.0%		$166,603,099

*	Denotes a non-income producing security.
(a)	At September 30, 2014, the tax basis cost of the Fund’s investments was $122,133,643, tax unrealized appreciation and depreciation were $40,569,038 and $(272,212), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
CH	Switzerland
FR	France
IE	Ireland
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$3,043,101	$—	$—	$3,043,101
Auto Components	2,308,790	—	—	2,308,790
Banks	5,897,612	—	—	5,897,612
Chemicals	3,386,250	1,436,274	—	4,822,524
Commercial Services & Supplies	1,862,849	—	—	1,862,849
Consumer Finance	7,776,266	—	—	7,776,266
Diversified Financial Services	6,332,103	—	—	6,332,103
Diversified Telecommunication Services	2,763,694	—	—	2,763,694
Electric Utilities	3,319,177	—	—	3,319,177
Energy Equipment & Services	3,827,408	—	—	3,827,408
Food & Staples Retailing	4,594,482	—	—	4,594,482
Food Products	9,732,037	—	—	9,732,037
Health Care Equipment & Supplies	8,611,395	—	—	8,611,395
Household Durables	8,962,429	—	—	8,962,429
Household Products	2,544,691	—	—	2,544,691
Industrial Conglomerates	12,918,174	—	—	12,918,174
Information Technology Services	2,339,790	—	—	2,339,790
Insurance	7,261,478	—	—	7,261,478

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Internet Software & Services	$5,928,028	$—	$—	$5,928,028
Oil, Gas & Consumable Fuels	6,902,734	—	—	6,902,734
Pharmaceuticals	10,071,663	—	—	10,071,663
Professional Services	5,522,055	—	—	5,522,055
Semiconductors & Semiconductor Equipment	12,763,973	—	—	12,763,973
Software	5,443,854	—	—	5,443,854
Specialty Retail	10,149,112	—	—	10,149,112
Trading Companies & Distributors	6,731,050	—	—	6,731,050

Total	$160,994,195	$1,436,274	$—	$162,430,469

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.4%

	Principal Amount	Market Value
Automobiles 0.2%
Ally Auto Receivables Trust, Series 2012-4, Class A4, 0.80%, 10/16/17	$1,500,000	$1,501,210
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94%, 12/15/17	2,000,000	2,042,446
Toyota Auto Receivables Owner Trust, Series 2014-A, Class A4, 1.18%, 06/17/19	1,500,000	1,493,603

		5,037,259

Credit Card 0.2%
Chase Issuance Trust, Series 2012-A8, Class A8, 0.54%, 10/16/17	1,000,000	1,000,011
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3, 5.30%, 03/15/18	1,175,000	1,252,231
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 03/15/21	1,250,000	1,224,336

		3,476,578

Total Asset-Backed Securities (cost $8,542,407)		8,513,837

Commercial Mortgage Backed Securities 1.8%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4, 5.45%, 01/15/49	2,220,309	2,371,902
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.34%, 12/10/49(a)	1,000,000	1,103,635
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.96%, 03/10/47	1,500,000	1,562,603
CW Capital Cobalt Ltd., Series 2007-C3, Class A4, 5.97%, 05/15/46(a)	1,877,814	2,049,199
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K003, Class A5, 5.09%, 03/25/19	400,000	448,680
Series K004, Class A1, 3.41%, 05/25/19	668,932	702,566
Series K006, Class A1, 3.40%, 07/25/19	475,346	499,208
Series K006, Class A2, 4.25%, 01/25/20	200,000	218,712
Series K008, Class A1, 2.75%, 12/25/19	81,828	84,511
Series K013, Class A2, 3.97%, 01/25/21(a)	500,000	542,357
Series K014, Class A1, 2.79%, 10/25/20	222,165	229,408
Series K020, Class A2, 2.37%, 05/25/22	1,500,000	1,468,282
Series K024, Class A2, 2.57%, 09/25/22	100,000	98,511
Series K026, Class A2, 2.51%, 11/25/22	900,000	881,087
Series K031, Class A2, 3.30%, 04/25/23(a)	400,000	412,110
Series K033, Class A2, 3.06%, 07/25/23(a)	200,000	202,226
Series K034, Class A2, 3.53%, 07/25/23(a)	1,900,000	1,992,059
Series K037, Class A2, 3.49%, 01/25/24	800,000	833,712
Series K038, Class A1, 2.60%, 10/25/23	345,932	350,427
Series K713, Class A2, 2.31%, 03/25/20	1,000,000	1,002,325
Federal National Mortgage Association-ACES, Series 2014-M6, Class A2, 2.68%, 05/25/21(a)	250,000	251,885
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, 12/10/49	1,750,000	1,915,392
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 05/10/45	2,500,000	2,557,975
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP9, Class A3, 5.34%, 05/15/47	2,959,972	3,173,345
Series 2007-CB18, Class AM, 5.47%, 06/12/47(a)	420,000	452,665
Series 2011-C5, Class A3, 4.17%, 08/15/46	950,000	1,018,745
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 6.08%, 08/12/49(a)	800,000	876,778
Morgan Stanley Capital I, Inc. Series 2007-IQ14, Class A4, 5.69%, 04/15/49(a)	1,500,000	1,635,677
Series 2012-C4, Class A2, 2.11%, 03/15/45	1,000,000	1,014,576

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5, 5.90%, 05/15/43(a)	$800,000	$853,275
Series 2007-C31, Class A4, 5.51%, 04/15/47	2,000,000	2,138,322
Series 2007-C33, Class A4, 6.14%, 02/15/51(a)	1,943,711	2,099,462

Total Commercial Mortgage Backed Securities (cost $32,972,587)		35,041,617

Corporate Bonds 24.6%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
Boeing Capital Corp., 4.70%, 10/27/19	250,000	278,771
Boeing Co. (The), 4.88%, 02/15/20	500,000	564,113
Embraer SA, 5.15%, 06/15/22	350,000	371,101
General Dynamics Corp., 1.00%, 11/15/17	500,000	494,618
3.88%, 07/15/21	100,000	107,057
L-3 Communications Corp., 3.95%, 11/15/16	150,000	157,701
5.20%, 10/15/19	500,000	552,271
Lockheed Martin Corp., 4.07%, 12/15/42	393,000	374,232
Northrop Grumman Corp., 3.50%, 03/15/21	500,000	517,891
4.75%, 06/01/43	250,000	256,902
Raytheon Co., 6.40%, 12/15/18	206,000	241,519
3.13%, 10/15/20	250,000	257,008
4.70%, 12/15/41	150,000	160,921
United Technologies Corp., 1.80%, 06/01/17	600,000	609,021
4.50%, 04/15/20	250,000	276,238
6.13%, 07/15/38	400,000	509,014
4.50%, 06/01/42	500,000	523,054

		6,251,432

Airlines 0.1%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	471,984	504,457
Continental Airlines Pass Through Trust, Series 2012-1, Class A, 4.15%, 04/11/24	332,773	339,429
Southwest Airlines Co., 5.13%, 03/01/17	147,000	158,792
United Airlines Pass Through Trust, Series 2009-2A, 9.75%, 07/15/18	269,817	304,218
Series 2013-1, Class A, 4.30%, 08/15/25	500,000	515,000

		1,821,896

Auto Components 0.1%
Delphi Corp., 4.15%, 03/15/24	475,000	484,763
Johnson Controls, Inc., 4.25%, 03/01/21	150,000	160,337
3.75%, 12/01/21	600,000	616,775
4.63%, 07/02/44	350,000	342,720

		1,604,595

Automobiles 0.2%
American Honda Finance Corp., 1.20%, 07/14/17	500,000	498,177
Daimler Finance North America LLC, 8.50%, 01/18/31	250,000	376,436
Ford Motor Co., 7.45%, 07/16/31	500,000	660,051
4.75%, 01/15/43	350,000	348,047
Toyota Motor Credit Corp., 2.00%, 10/24/18	500,000	501,132
2.10%, 01/17/19	650,000	651,277
2.13%, 07/18/19	500,000	498,035
3.30%, 01/12/22	500,000	513,754

		4,046,909

Banks 4.4%
Abbey National Treasury Services PLC, 4.00%, 04/27/16	200,000	209,313
4.00%, 03/13/24	500,000	507,158
American Express Centurion Bank, 0.88%, 11/13/15	500,000	501,312
Bank of America Corp., 3.88%, 03/22/17	500,000	526,514
2.00%, 01/11/18	600,000	596,381
5.65%, 05/01/18	3,200,000	3,558,923
2.60%, 01/15/19	500,000	498,550
5.63%, 07/01/20	1,000,000	1,128,985
5.00%, 05/13/21	700,000	771,986
5.70%, 01/24/22	750,000	853,072
3.30%, 01/11/23	500,000	485,918
4.10%, 07/24/23	750,000	764,547

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
Bank of America Corp., (continued)
4.00%, 04/01/24	$350,000	$353,647
5.88%, 02/07/42	250,000	295,983
5.00%, 01/21/44	350,000	366,259
Bank of America NA, 6.00%, 06/15/16	295,000	318,191
5.30%, 03/15/17	200,000	216,633
Bank of Montreal, 1.45%, 04/09/18	750,000	742,116
Bank of New York Mellon Corp. (The), 2.30%, 07/28/16	200,000	205,490
1.30%, 01/25/18	500,000	493,046
3.25%, 09/11/24	750,000	736,973
Bank of Nova Scotia, 2.05%, 10/07/15	500,000	508,078
2.90%, 03/29/16	700,000	723,017
1.45%, 04/25/18	500,000	493,144
2.80%, 07/21/21	500,000	494,960
Bank One Corp., 8.00%, 04/29/27	290,000	393,772
Barclays Bank PLC, 5.13%, 01/08/20	500,000	556,779
5.14%, 10/14/20	250,000	270,426
BB&T Corp., 3.20%, 03/15/16	500,000	516,547
2.15%, 03/22/17	100,000	101,829
2.05%, 06/19/18	750,000	752,621
BBVA US Senior SAU, 4.66%, 10/09/15	350,000	362,987
BNP Paribas SA, 3.60%, 02/23/16	750,000	777,388
2.70%, 08/20/18	250,000	254,813
5.00%, 01/15/21	250,000	278,311
3.25%, 03/03/23	500,000	492,819
BPCE SA, 4.00%, 04/15/24	475,000	478,453
Canadian Imperial Bank of Commerce, 1.35%, 07/18/16	500,000	505,268
Capital One Financial Corp., 5.25%, 02/21/17	304,000	329,738
4.75%, 07/15/21	300,000	326,844
3.75%, 04/24/24	700,000	706,282
Capital One NA, 1.50%, 03/22/18	300,000	295,178
2.40%, 09/05/19	500,000	494,910
Citigroup, Inc., 3.95%, 06/15/16	450,000	472,671
5.85%, 08/02/16	413,000	447,523
4.45%, 01/10/17	1,000,000	1,065,472
6.13%, 11/21/17	500,000	564,053
1.75%, 05/01/18	1,000,000	985,896
8.50%, 05/22/19	500,000	624,769
2.50%, 07/29/19	500,000	495,238
5.38%, 08/09/20	250,000	282,610
4.50%, 01/14/22	650,000	695,837
3.88%, 10/25/23	750,000	761,875
3.75%, 06/16/24(b)	500,000	498,055
6.63%, 06/15/32	333,000	400,621
5.88%, 02/22/33	118,000	132,202
8.13%, 07/15/39	350,000	515,847
6.68%, 09/13/43	250,000	306,776
Commonwealth Bank of Australia, 2.50%, 09/20/18	500,000	509,872
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.13%, 10/13/15	250,000	254,137
3.38%, 01/19/17	500,000	524,722
1.70%, 03/19/18	750,000	746,907
4.63%, 12/01/23	250,000	259,196
5.25%, 05/24/41	175,000	197,010
5.75%, 12/01/43	250,000	283,631
Credit Suisse, 2.30%, 05/28/19	600,000	594,971
4.38%, 08/05/20	400,000	432,997
3.63%, 09/09/24	500,000	492,490
Discover Bank, 4.20%, 08/08/23	500,000	517,635
Fifth Third Bancorp, 3.50%, 03/15/22	700,000	712,985
HSBC Bank USA NA, 5.63%, 08/15/35	250,000	293,190
HSBC Holdings PLC, 5.10%, 04/05/21	500,000	564,543
4.25%, 03/14/24(b)	500,000	507,862
6.50%, 05/02/36	400,000	490,755
6.50%, 09/15/37	600,000	735,202
HSBC USA, Inc., 2.63%, 09/24/18	500,000	511,467
3.50%, 06/23/24	500,000	499,663
Intesa Sanpaolo SpA, 2.38%, 01/13/17	500,000	505,779
3.88%, 01/16/18	500,000	517,869
JPMorgan Chase & Co., 3.15%, 07/05/16	350,000	362,143
1.35%, 02/15/17	750,000	747,845
1.80%, 01/25/18	1,000,000	996,107
4.25%, 10/15/20	350,000	373,548
4.63%, 05/10/21	500,000	542,159
3.38%, 05/01/23	250,000	238,957
3.88%, 09/10/24	500,000	488,974

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
JPMorgan Chase & Co., (continued)
5.60%, 07/15/41	$400,000	$459,461
5.40%, 01/06/42	500,000	568,883
4.85%, 02/01/44	500,000	521,985
JPMorgan Chase Bank NA, 6.00%, 07/05/17	2,210,000	2,467,626
6.00%, 10/01/17	1,000,000	1,118,368
KeyBank NA, 6.95%, 02/01/28	225,000	287,702
KeyCorp, 2.30%, 12/13/18	500,000	499,563
Korea Development Bank (The), 3.25%, 03/09/16	700,000	721,012
Korea Finance Corp., 4.63%, 11/16/21	200,000	218,573
Kreditanstalt fuer Wiederaufbau, 2.63%, 02/16/16	500,000	515,020
5.13%, 03/14/16	350,000	373,593
0.50%, 04/19/16	2,000,000	2,000,716
2.00%, 06/01/16	500,000	512,082
0.88%, 09/05/17	1,000,000	992,010
4.38%, 03/15/18	600,000	660,134
1.00%, 06/11/18	2,500,000	2,457,105
2.75%, 09/08/20	400,000	413,872
Landwirtschaftliche Rentenbank, 2.13%, 07/15/16	250,000	256,676
5.13%, 02/01/17(b)	750,000	822,753
1.00%, 04/04/18	1,000,000	986,095
Lloyds Bank PLC, 2.30%, 11/27/18	750,000	752,074
Manufacturers & Traders Trust Co., 1.40%, 07/25/17	500,000	499,945
1.45%, 03/07/18	500,000	493,359
National Australia Bank Ltd., 1.30%, 07/25/16	500,000	503,613
Oesterreichische Kontrollbank AG, 4.88%, 02/16/16	350,000	371,036
PNC Bank NA, 2.95%, 01/30/23	250,000	242,642
3.80%, 07/25/23	500,000	513,648
PNC Funding Corp., 5.25%, 11/15/15	354,000	371,444
2.70%, 09/19/16	500,000	515,206
5.13%, 02/08/20	500,000	563,386
Royal Bank of Canada, 2.88%, 04/19/16	500,000	516,545
1.20%, 01/23/17	750,000	751,635
2.20%, 07/27/18	500,000	506,978
Royal Bank of Scotland PLC (The), 4.38%, 03/16/16	500,000	523,905
5.63%, 08/24/20	500,000	564,632
Societe Generale SA, 2.75%, 10/12/17	250,000	256,561
State Street Corp., 3.70%, 11/20/23(b)	500,000	515,730
Sumitomo Mitsui Banking Corp., 1.35%, 07/11/17	500,000	497,512
2.45%, 01/10/19	1,000,000	1,010,545
SunTrust Banks, Inc., 3.60%, 04/15/16	150,000	155,761
3.50%, 01/20/17	550,000	575,965
Svenska Handelsbanken AB, 2.50%, 01/25/19	500,000	509,033
Toronto-Dominion Bank (The), 2.38%, 10/19/16	250,000	256,648
1.40%, 04/30/18	750,000	739,410
UBS Preferred Funding Trust V, 6.24%, 05/15/16(c)	250,000	262,188
Union Bank NA, 1.50%, 09/26/16	500,000	504,521
US Bancorp, 1.65%, 05/15/17	500,000	504,824
1.95%, 11/15/18	500,000	498,981
4.13%, 05/24/21	150,000	161,797
Wells Fargo & Co., 3.68%, 06/15/16(d)	1,500,000	1,569,128
5.13%, 09/15/16	206,000	221,713
1.50%, 01/16/18	750,000	743,519
2.15%, 01/15/19	500,000	498,741
3.30%, 09/09/24	1,000,000	979,391
5.38%, 02/07/35	457,000	522,755
5.38%, 11/02/43	250,000	272,574
5.61%, 01/15/44	638,000	722,111
Wells Fargo Capital X, 5.95%, 12/01/36	275,000	283,938
Westpac Banking Corp., 1.60%, 01/12/18	500,000	496,994
2.25%, 01/17/19	750,000	754,288

		84,455,127

Beverages 0.6%
Anheuser-Busch Cos. LLC, 5.00%, 03/01/19	236,000	262,899
5.75%, 04/01/36	324,000	383,109
6.00%, 11/01/41	147,000	183,570
Anheuser-Busch InBev Finance, Inc., 4.63%, 02/01/44	650,000	660,379
Anheuser-Busch InBev Worldwide, Inc., 2.88%, 02/15/16	250,000	256,943

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc., (continued)
1.38%, 07/15/17	$1,000,000	$998,939
5.00%, 04/15/20	275,000	306,265
4.38%, 02/15/21	150,000	162,794
Beam, Inc., 5.38%, 01/15/16	48,000	50,653
Coca-Cola Co. (The), 1.80%, 09/01/16	480,000	489,667
1.15%, 04/01/18	500,000	492,223
3.15%, 11/15/20	200,000	208,256
3.20%, 11/01/23	550,000	550,517
Diageo Capital PLC, 1.13%, 04/29/18	750,000	732,570
4.83%, 07/15/20	600,000	669,637
2.63%, 04/29/23	500,000	473,255
Diageo Finance BV, 5.30%, 10/28/15	649,000	682,878
Dr Pepper Snapple Group, Inc., 2.90%, 01/15/16	250,000	256,764
2.70%, 11/15/22	250,000	241,334
Molson Coors Brewing Co., 5.00%, 05/01/42(b)	250,000	251,643
Pepsi Bottling Group, Inc. (The), 7.00%, 03/01/29	206,000	274,860
PepsiCo, Inc., 2.50%, 05/10/16	400,000	411,540
7.90%, 11/01/18	700,000	860,027
2.25%, 01/07/19	500,000	505,289
3.13%, 11/01/20	300,000	310,002
5.50%, 01/15/40	250,000	294,417

		10,970,430

Biotechnology 0.3%
Amgen, Inc., 2.30%, 06/15/16	250,000	255,733
3.45%, 10/01/20	600,000	621,400
6.40%, 02/01/39	600,000	733,337
5.15%, 11/15/41	100,000	105,494
5.38%, 05/15/43	300,000	328,370
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	150,000	158,625
Celgene Corp., 3.95%, 10/15/20	400,000	423,784
3.25%, 08/15/22	300,000	297,568
4.63%, 05/15/44	500,000	488,092
Genentech, Inc., 5.25%, 07/15/35	88,000	102,386
Gilead Sciences, Inc., 3.05%, 12/01/16	100,000	104,247
4.50%, 04/01/21	200,000	218,598
3.70%, 04/01/24	1,000,000	1,020,273

		4,857,907

Building Products 0.0%†
Owens Corning, 9.00%, 06/15/19	17,000	20,779
4.20%, 12/15/22	250,000	254,544

		275,323

Capital Markets 1.2%
Ameriprise Financial, Inc., 5.30%, 03/15/20	150,000	170,278
Bear Stearns Cos. LLC (The), 5.30%, 10/30/15	177,000	185,650
4.65%, 07/02/18	354,000	386,067
Charles Schwab Corp. (The), 2.20%, 07/25/18	200,000	201,667
Credit Suisse USA, Inc., 5.85%, 08/16/16	400,000	435,699
7.13%, 07/15/32	55,000	75,044
Deutsche Bank AG, 1.40%, 02/13/17	750,000	749,063
2.50%, 02/13/19(b)	450,000	453,344
3.70%, 05/30/24	470,000	466,671
Franklin Resources, Inc., 2.80%, 09/15/22	500,000	489,228
Goldman Sachs Group, Inc. (The), 5.35%, 01/15/16	577,000	609,853
5.63%, 01/15/17	1,000,000	1,085,776
2.38%, 01/22/18	1,500,000	1,514,435
2.90%, 07/19/18	500,000	512,085
5.25%, 07/27/21	500,000	553,981
5.75%, 01/24/22	500,000	568,243
3.63%, 01/22/23	750,000	744,509
3.85%, 07/08/24	385,000	382,573
6.13%, 02/15/33	1,150,000	1,376,059
6.75%, 10/01/37	500,000	595,274
4.80%, 07/08/44	500,000	501,879
Jefferies Group, Inc., 5.13%, 04/13/18	500,000	544,554
5.13%, 01/20/23	250,000	265,724
Morgan Stanley, 3.45%, 11/02/15	450,000	462,766
1.75%, 02/25/16	500,000	505,265
3.80%, 04/29/16	275,000	286,463
5.45%, 01/09/17	575,000	624,692
2.50%, 01/24/19	650,000	649,946
7.30%, 05/13/19	700,000	835,629
2.38%, 07/23/19	1,000,000	983,137
5.75%, 01/25/21	300,000	340,859

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Capital Markets (continued)
Morgan Stanley, (continued)
5.50%, 07/28/21	$250,000	$281,576
4.88%, 11/01/22	500,000	526,480
4.10%, 05/22/23	650,000	647,271
3.88%, 04/29/24	625,000	623,362
4.35%, 09/08/26	500,000	491,409
7.25%, 04/01/32	324,000	431,773
Nomura Holdings, Inc., 4.13%, 01/19/16	400,000	414,784
2.00%, 09/13/16	500,000	505,041
UBS AG, 5.88%, 07/15/16	621,000	672,548
5.88%, 12/20/17	350,000	393,938

		22,544,595

Chemicals 0.5%
CF Industries, Inc., 3.45%, 06/01/23	550,000	539,160
5.15%, 03/15/34	250,000	263,388
Dow Chemical Co. (The), 4.25%, 11/15/20	400,000	425,450
4.13%, 11/15/21(b)	650,000	682,577
3.50%, 10/01/24	500,000	487,700
9.40%, 05/15/39	260,000	411,346
E.I. du Pont de Nemours & Co., 5.25%, 12/15/16	385,000	420,894
2.80%, 02/15/23	250,000	242,029
4.90%, 01/15/41	300,000	320,014
Eastman Chemical Co., 3.00%, 12/15/15	250,000	256,746
3.60%, 08/15/22	100,000	100,626
4.65%, 10/15/44	350,000	333,365
Ecolab, Inc., 3.00%, 12/08/16	1,000,000	1,037,810
4.35%, 12/08/21	150,000	161,604
Lubrizol Corp., 6.50%, 10/01/34	147,000	193,249
LYB International Finance BV, 4.00%, 07/15/23	500,000	514,629
LyondellBasell Industries NV, 5.00%, 04/15/19	500,000	549,575
6.00%, 11/15/21	500,000	581,250
Monsanto Co., 4.20%, 07/15/34	135,000	135,972
Mosaic Co. (The), 3.75%, 11/15/21	250,000	259,688
4.25%, 11/15/23	250,000	259,611
PPG Industries, Inc., 3.60%, 11/15/20	500,000	518,353
Praxair, Inc., 4.05%, 03/15/21	200,000	216,402
3.00%, 09/01/21	450,000	459,944
RPM International, Inc., 3.45%, 11/15/22	350,000	340,839

		9,712,221

Commercial Services & Supplies 0.1%
GATX Corp., 2.38%, 07/30/18	350,000	352,108
Massachusetts Institute of Technology, 4.68%, 07/01/14	75,000	80,650
Pitney Bowes, Inc., 4.75%, 05/15/18	88,000	94,301
Republic Services, Inc., 5.25%, 11/15/21	800,000	905,363
Science Applications International Corp., 5.50%, 07/01/33	177,000	168,137
Waste Management, Inc., 7.00%, 07/15/28	162,000	211,929

		1,812,488

Communications Equipment 0.2%
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	250,000	245,910
Cisco Systems, Inc., 5.50%, 02/22/16	425,000	452,618
4.95%, 02/15/19	200,000	222,691
2.13%, 03/01/19	750,000	750,480
5.90%, 02/15/39	500,000	602,443
Motorola Solutions, Inc., 4.00%, 09/01/24(b)	500,000	487,270
7.50%, 05/15/25	206,000	258,933
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	250,000	260,908

		3,281,253

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	102,745

Construction Materials 0.0%†
CRH America, Inc., 6.00%, 09/30/16	385,000	421,202

Consumer Finance 0.4%
Air Lease Corp., 3.38%, 01/15/19(b)	500,000	506,250
American Express Co., 6.15%, 08/28/17	200,000	225,137
1.55%, 05/22/18	750,000	738,693
6.80%, 09/01/66(a)	290,000	309,575

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Consumer Finance (continued)
American Express Credit Corp., 1.13%, 06/05/17	$500,000	$496,448
Ford Motor Credit Co. LLC, 2.50%, 01/15/16	250,000	254,583
1.70%, 05/09/16	500,000	504,127
4.25%, 02/03/17	1,000,000	1,059,875
3.00%, 06/12/17	350,000	361,226
2.38%, 03/12/19	750,000	742,598
3.66%, 09/08/24	500,000	489,635
HSBC Finance Corp., 6.68%, 01/15/21	395,000	463,778
ORIX Corp., 5.00%, 01/12/16	200,000	209,614
Synchrony Financial, 4.25%, 08/15/24	600,000	598,639

		6,960,178

Containers & Packaging 0.0%†
Packaging Corp. of America, 4.50%, 11/01/23	250,000	264,548

Distributors 0.0%†
Arrow Electronics, Inc., 4.50%, 03/01/23	250,000	257,984
Ingram Micro, Inc., 5.25%, 09/01/17	100,000	109,133

		367,117

Diversified Financial Services 0.9%
AEP Texas Central Transition Funding LLC, Series 2006-A, 5.17%, 01/01/18	1,400,000	1,513,529
Ameritech Capital Funding Corp., 6.45%, 01/15/18	88,000	99,902
Associates Corp. of North America, 6.95%, 11/01/18	339,000	397,682
AXA Financial, Inc., 7.00%, 04/01/28	133,000	163,950
Block Financial LLC, 5.50%, 11/01/22	250,000	269,966
GE Capital Trust I, 6.38%, 11/15/67(a)	500,000	540,000
General Electric Capital Corp., 2.25%, 11/09/15	250,000	254,384
5.00%, 01/08/16	295,000	311,017
1.50%, 07/12/16	500,000	506,265
5.40%, 02/15/17	585,000	640,514
5.63%, 09/15/17	1,100,000	1,230,321
1.60%, 11/20/17	1,000,000	1,002,620
5.63%, 05/01/18	1,000,000	1,127,440
5.30%, 02/11/21	350,000	394,573
4.65%, 10/17/21	300,000	331,642
3.10%, 01/09/23	500,000	494,307
3.45%, 05/15/24	500,000	501,705
6.75%, 03/15/32	1,128,000	1,478,618
6.15%, 08/07/37	700,000	864,235
6.38%, 11/15/67(a)	275,000	297,000
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23	500,000	520,875
Leucadia National Corp., 5.50%, 10/18/23	250,000	260,330
Moody’s Corp., 2.75%, 07/15/19(b)	500,000	502,456
4.50%, 09/01/22	150,000	158,184
Murray Street Investment Trust I, 4.65%, 03/09/17(d)	750,000	802,770
National Rural Utilities Cooperative Finance Corp., 5.45%, 04/10/17	850,000	938,407
8.00%, 03/01/32	159,000	229,195
Western Union Co. (The), 6.20%, 11/17/36	300,000	308,919

		16,140,806

Diversified Telecommunication Services 1.1%
AT&T, Inc., 2.40%, 08/15/16	1,500,000	1,535,173
1.60%, 02/15/17	500,000	503,905
2.38%, 11/27/18	425,000	429,117
6.50%, 09/01/37	247,000	300,036
6.30%, 01/15/38	250,000	295,710
6.55%, 02/15/39	410,000	511,995
5.35%, 09/01/40	395,000	416,970
5.55%, 08/15/41	400,000	433,810
4.30%, 12/15/42	603,000	551,785
4.80%, 06/15/44	500,000	493,278
4.35%, 06/15/45	173,000	158,328
British Telecommunications PLC, 5.95%, 01/15/18	750,000	845,418
2.35%, 02/14/19	250,000	250,675
9.63%, 12/15/30	250,000	394,279
Corning, Inc., 4.25%, 08/15/20	250,000	271,885
4.70%, 03/15/37	250,000	263,348
Deutsche Telekom International Finance BV, 5.75%, 03/23/16	197,000	210,501
8.61%, 06/15/30	619,000	905,704
Embarq Corp., 8.00%, 06/01/36	300,000	324,336

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services (continued)
France Telecom SA, 9.00%, 03/01/31	$407,000	$601,993
5.38%, 01/13/42	250,000	264,631
GTE Corp., 6.94%, 04/15/28	147,000	179,234
Telefonica Emisiones SAU, 6.42%, 06/20/16	520,000	564,729
5.46%, 02/16/21	250,000	277,509
4.57%, 04/27/23	1,050,000	1,091,648
Verizon Communications, Inc., 2.50%, 09/15/16	1,000,000	1,025,629
6.35%, 04/01/19	450,000	522,813
4.60%, 04/01/21	500,000	543,879
2.45%, 11/01/22	500,000	464,408
5.15%, 09/15/23	1,000,000	1,105,766
4.15%, 03/15/24	1,000,000	1,029,333
6.40%, 09/15/33	750,000	912,421
5.05%, 03/15/34	250,000	262,843
5.85%, 09/15/35	118,000	134,494
6.00%, 04/01/41	250,000	289,501
6.55%, 09/15/43	1,400,000	1,728,620
Verizon Global Funding Corp., 7.75%, 12/01/30	1,190,000	1,643,148

		21,738,852

Electric Utilities 1.7%
Alabama Power Co., 5.70%, 02/15/33	574,000	695,363
4.15%, 08/15/44	350,000	347,279
Ameren Illinois Co., 2.70%, 09/01/22	450,000	442,802
Appalachian Power Co., 5.80%, 10/01/35	206,000	247,299
Arizona Public Service Co., 5.50%, 09/01/35	215,000	255,110
Baltimore Gas & Electric Co., 5.90%, 10/01/16	385,000	422,026
Berkshire Hathaway Energy Co., 2.00%, 11/15/18(b)	1,000,000	991,788
5.15%, 11/15/43	500,000	556,803
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	400,000	460,554
CMS Energy Corp., 4.70%, 03/31/43	300,000	303,611
Consolidated Edison Co. of New York, Inc., 5.38%, 12/15/15	177,000	187,272
5.85%, 04/01/18	500,000	567,930
5.88%, 04/01/33	118,000	137,088
3.95%, 03/01/43	500,000	472,555
Dominion Resources, Inc., 8.88%, 01/15/19	250,000	314,462
5.20%, 08/15/19	200,000	225,674
6.30%, 03/15/33	10,000	12,332
5.95%, 06/15/35	251,000	303,263
4.90%, 08/01/41	200,000	211,869
DTE Electric Co., 4.30%, 07/01/44	500,000	511,358
DTE Energy Co., 6.35%, 06/01/16	913,000	991,085
Duke Energy Carolinas LLC, 3.90%, 06/15/21	100,000	107,067
4.25%, 12/15/41	300,000	304,074
Duke Energy Corp., 5.05%, 09/15/19	1,200,000	1,340,469
3.05%, 08/15/22	350,000	346,419
Duke Energy Indiana, Inc., 3.75%, 07/15/20	200,000	212,496
Duke Energy Ohio, Inc., 5.40%, 06/15/33	74,000	83,302
Edison International, 3.75%, 09/15/17	500,000	529,310
Entergy Corp., 5.13%, 09/15/20	400,000	438,469
Exelon Corp., 5.63%, 06/15/35	836,000	934,518
Florida Power & Light Co., 5.85%, 02/01/33	100,000	122,306
5.95%, 10/01/33	77,000	96,778
5.40%, 09/01/35	130,000	155,706
5.65%, 02/01/37	450,000	550,920
4.13%, 02/01/42	250,000	251,594
Florida Power Corp., 5.90%, 03/01/33	318,000	382,708
Georgia Power Co., 4.30%, 03/15/42	500,000	498,729
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	109,775
Indiana Michigan Power Co., 3.20%, 03/15/23	500,000	497,875
Jersey Central Power & Light Co., 7.35%, 02/01/19	500,000	595,475
LG&E and KU Energy LLC, 3.75%, 11/15/20	700,000	726,362
MidAmerican Energy Co., 3.70%, 09/15/23	500,000	522,576
5.80%, 10/15/36	550,000	679,671
Nevada Power Co., 5.45%, 05/15/41	150,000	176,497
Nisource Finance Corp., 5.95%, 06/15/41	450,000	527,710
4.80%, 02/15/44	250,000	255,323
Northeast Utilities, 1.45%, 05/01/18	500,000	491,577
Northern States Power Co., 2.15%, 08/15/22	250,000	236,760
NSTAR Electric Co., 2.38%, 10/15/22	500,000	477,912
Oglethorpe Power Corp., 5.25%, 09/01/50	200,000	223,275
Ohio Power Co., 6.60%, 02/15/33	236,000	303,876

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC, 4.55%, 12/01/41	$150,000	$161,097
5.30%, 06/01/42	150,000	175,746
Pacific Gas & Electric Co., 3.50%, 10/01/20	300,000	311,690
2.45%, 08/15/22	250,000	236,916
3.25%, 06/15/23	500,000	494,087
6.25%, 03/01/39	600,000	768,694
PacifiCorp, 5.25%, 06/15/35	177,000	206,954
PPL Capital Funding, Inc., 1.90%, 06/01/18	750,000	746,581
5.00%, 03/15/44	250,000	266,635
Progress Energy, Inc., 4.40%, 01/15/21	700,000	763,766
7.75%, 03/01/31	236,000	331,630
PSEG Power LLC, 5.50%, 12/01/15	413,000	434,856
5.13%, 04/15/20	250,000	275,831
Public Service Co. of Colorado, 3.20%, 11/15/20	250,000	259,152
4.30%, 03/15/44	250,000	256,949
Public Service Electric & Gas Co., 3.95%, 05/01/42	400,000	391,055
Puget Sound Energy, Inc., 5.48%, 06/01/35	147,000	174,551
San Diego Gas & Electric Co., 3.95%, 11/15/41	250,000	245,666
Scottish Power Ltd., 5.81%, 03/15/25	118,000	134,064
South Carolina Electric & Gas Co., 6.50%, 11/01/18	250,000	294,166
6.05%, 01/15/38	150,000	190,024
Southern California Edison Co., 3.50%, 10/01/23	500,000	513,701
6.00%, 01/15/34	177,000	224,647
5.55%, 01/15/36	436,000	525,458
Southwestern Electric Power Co., 5.55%, 01/15/17	150,000	164,137
Tampa Electric Co., 5.40%, 05/15/21	500,000	578,732
Union Electric Co., 6.70%, 02/01/19	141,000	167,310
Virginia Electric and Power Co., 5.40%, 01/15/16	147,000	155,875
3.45%, 09/01/22	500,000	517,237
Wisconsin Electric Power Co., 2.95%, 09/15/21	300,000	303,812
5.63%, 05/15/33	59,000	72,416
Xcel Energy, Inc., 5.61%, 04/01/17	248,000	273,050
4.70%, 05/15/20	250,000	274,801
6.50%, 07/01/36	177,000	231,167

		31,959,505

Electrical Equipment 0.2%
Energizer Holdings, Inc., 4.70%, 05/19/21	75,000	77,331
Honeywell International, Inc., 5.30%, 03/01/18	840,000	938,326
4.25%, 03/01/21	500,000	548,179
PerkinElmer, Inc., 5.00%, 11/15/21	150,000	162,901
Precision Castparts Corp., 1.25%, 01/15/18	200,000	197,518
Thermo Fisher Scientific, Inc., 3.20%, 03/01/16	400,000	412,888
3.60%, 08/15/21	250,000	258,019
4.15%, 02/01/24	1,000,000	1,035,360

		3,630,522

Electronic Equipment & Instruments 0.0%†
Agilent Technologies, Inc., 3.88%, 07/15/23	250,000	250,862
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	500,000	545,325

		796,187

Energy Equipment & Services 0.2%
Baker Hughes, Inc., 3.20%, 08/15/21	500,000	512,474
5.13%, 09/15/40	200,000	225,789
Halliburton Co., 2.00%, 08/01/18	500,000	503,132
6.70%, 09/15/38	400,000	529,195
National Oilwell Varco, Inc., 3.95%, 12/01/42	600,000	570,033
Weatherford International Ltd., 9.63%, 03/01/19	200,000	256,843
5.13%, 09/15/20	250,000	273,902
5.95%, 04/15/42	250,000	270,879

		3,142,247

Food & Staples Retailing 0.2%
CVS Caremark Corp., 2.25%, 12/05/18	500,000	501,988
CVS Health Corp., 3.38%, 08/12/24(b)	1,000,000	985,702
Kroger Co. (The), 4.00%, 02/01/24	500,000	512,206
7.50%, 04/01/31	257,000	335,250
5.40%, 07/15/40	200,000	221,235
Safeway, Inc., 3.40%, 12/01/16(b)	130,000	131,276
5.00%, 08/15/19	200,000	200,420
3.95%, 08/15/20	100,000	100,938
Sysco Corp., 3.00%, 10/02/21	625,000	624,303
5.38%, 09/21/35(b)	106,000	121,228
Walgreen Co., 3.10%, 09/15/22	500,000	482,917

		4,217,463

Food Products 0.4%
Archer-Daniels-Midland Co., 5.38%, 09/15/35	147,000	172,132
4.02%, 04/16/43	345,000	328,662

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Food Products (continued)
Bunge Ltd. Finance Corp., 4.10%, 03/15/16	$400,000	$417,169
Campbell Soup Co., 4.25%, 04/15/21	100,000	107,440
ConAgra Foods, Inc., 1.90%, 01/25/18	500,000	496,978
3.25%, 09/15/22	500,000	485,365
7.00%, 10/01/28	221,000	279,029
General Mills, Inc., 3.15%, 12/15/21	750,000	762,193
JM Smucker Co. (The), 3.50%, 10/15/21	200,000	206,839
Kellogg Co., 4.00%, 12/15/20	250,000	267,553
7.45%, 04/01/31	247,000	323,487
Kraft Foods Group, Inc., 6.88%, 01/26/39	200,000	253,878
5.00%, 06/04/42	350,000	366,375
Mondelez International, Inc., 2.25%, 02/01/19	1,000,000	992,652
4.00%, 02/01/24	500,000	512,603
Tyson Foods, Inc., 4.50%, 06/15/22	200,000	211,894
3.95%, 08/15/24	500,000	499,256
Unilever Capital Corp., 2.75%, 02/10/16	400,000	411,696
5.90%, 11/15/32	206,000	270,930

		7,366,131

Gas Utilities 0.8%
AGL Capital Corp., 4.40%, 06/01/43	250,000	251,788
Boardwalk Pipelines LP, 5.20%, 06/01/18	88,000	92,509
Buckeye Partners LP, 4.88%, 02/01/21	250,000	266,312
4.15%, 07/01/23	250,000	250,027
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	305,000	331,597
DCP Midstream Operating LP, 3.88%, 03/15/23	300,000	298,866
El Paso Natural Gas Co., 8.37%, 06/15/32	250,000	330,432
Enable Midstream Partners LP, 5.00%, 05/15/44(e)	350,000	351,291
Enbridge Energy Partners LP, 4.20%, 09/15/21	700,000	735,820
Energy Transfer Partners LP, 6.70%, 07/01/18	350,000	403,035
4.65%, 06/01/21	200,000	211,871
5.20%, 02/01/22	500,000	536,843
3.60%, 02/01/23	500,000	482,568
4.90%, 02/01/24	250,000	261,455
6.05%, 06/01/41	75,000	81,664
Enterprise Products Operating LLC, 3.20%, 02/01/16	250,000	258,019
4.05%, 02/15/22	250,000	263,373
3.90%, 02/15/24	750,000	761,889
6.13%, 10/15/39	285,000	346,034
6.45%, 09/01/40	250,000	312,263
4.85%, 03/15/44	200,000	203,604
Kern River Funding Corp., 4.89%, 04/30/18(e)	37,232	40,037
Kinder Morgan Energy Partners LP, 3.50%, 03/01/16	50,000	51,699
3.50%, 03/01/21	625,000	616,933
4.25%, 09/01/24	250,000	246,067
5.80%, 03/15/35	206,000	216,493
6.38%, 03/01/41	250,000	281,942
5.00%, 08/15/42	350,000	329,648
National Fuel Gas Co., 3.75%, 03/01/23	250,000	247,542
ONE Gas, Inc., 4.66%, 02/01/44(e)	500,000	545,902
ONEOK Partners LP, 3.38%, 10/01/22	500,000	489,256
6.13%, 02/01/41	100,000	114,343
Plains All American Pipeline LP/PAA Finance Corp., 5.15%, 06/01/42	450,000	479,269
Sempra Energy, 4.05%, 12/01/23	150,000	157,520
6.00%, 10/15/39	220,000	273,249
Southern Natural Gas Co. LLC, 5.90%, 04/01/17(e)	250,000	276,030
Spectra Energy Capital LLC, 6.75%, 02/15/32	327,000	384,239
Spectra Energy Partners LP, 2.95%, 09/25/18	500,000	514,023
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	250,000	243,340
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	263,291
4.63%, 03/01/34	250,000	257,092
Williams Cos., Inc. (The), 3.70%, 01/15/23	500,000	470,658
Williams Partners LP, 7.25%, 02/01/17	150,000	168,939
5.25%, 03/15/20	500,000	555,118
6.30%, 04/15/40	150,000	175,875
5.80%, 11/15/43	250,000	275,739
4.90%, 01/15/45	350,000	339,971

		15,045,475

Health Care Equipment & Supplies 0.0%†
Mead Johnson Nutrition Co., 4.60%, 06/01/44	350,000	353,049

Health Care Providers & Services 0.7%
Aetna, Inc., 6.63%, 06/15/36	250,000	324,085

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
AmerisourceBergen Corp., 3.50%, 11/15/21	$250,000	$257,340
Baxter International, Inc., 1.85%, 01/15/17	500,000	507,365
5.38%, 06/01/18	400,000	449,687
Becton, Dickinson and Co., 3.13%, 11/08/21	350,000	358,000
Boston Scientific Corp., 2.65%, 10/01/18	550,000	554,380
6.00%, 01/15/20	200,000	228,269
Cardinal Health, Inc., 3.20%, 06/15/22	300,000	295,800
CareFusion Corp., 3.30%, 03/01/23	100,000	96,863
Cigna Corp., 4.50%, 03/15/21	300,000	326,799
5.38%, 02/15/42	150,000	166,339
Coventry Health Care, Inc., 5.45%, 06/15/21	250,000	285,809
Covidien International Finance SA, 6.00%, 10/15/17	400,000	451,985
Express Scripts Holding Co., 3.50%, 06/15/24	500,000	489,580
Express Scripts, Inc., 3.13%, 05/15/16	350,000	362,775
3.90%, 02/15/22	150,000	154,868
Humana, Inc., 3.15%, 12/01/22	250,000	244,562
Kaiser Foundation Hospitals, 4.88%, 04/01/42	250,000	274,947
Laboratory Corp. of America Holdings, 3.13%, 05/15/16	150,000	154,886
3.75%, 08/23/22	350,000	354,823
McKesson Corp., 6.00%, 03/01/41	250,000	294,388
Medco Health Solutions, Inc., 7.13%, 03/15/18	200,000	232,988
4.13%, 09/15/20	300,000	319,955
Medtronic, Inc., 0.88%, 02/27/17	750,000	744,887
3.63%, 03/15/24	275,000	281,577
4.00%, 04/01/43	300,000	280,351
Quest Diagnostics, Inc., 5.45%, 11/01/15	324,000	339,750
4.70%, 04/01/21	500,000	540,990
St. Jude Medical, Inc., 2.50%, 01/15/16	300,000	306,393
3.25%, 04/15/23	200,000	197,825
Stryker Corp., 1.30%, 04/01/18	500,000	491,244
UnitedHealth Group, Inc., 5.38%, 03/15/16	295,000	315,049
1.40%, 10/15/17	500,000	499,204
5.80%, 03/15/36	708,000	866,452
3.95%, 10/15/42	250,000	232,137
WellPoint, Inc., 3.70%, 08/15/21	100,000	103,196
3.50%, 08/15/24	500,000	488,630
4.63%, 05/15/42	250,000	243,118
5.10%, 01/15/44	300,000	320,665
Zimmer Holdings, Inc., 3.38%, 11/30/21	200,000	202,118

		13,640,079

Hotels, Restaurants & Leisure 0.1%
Carnival Corp., 3.95%, 10/15/20	500,000	523,096
Hyatt Hotels Corp., 5.38%, 08/15/21	150,000	168,412
McDonald’s Corp., 5.35%, 03/01/18	360,000	402,733
4.88%, 07/15/40	250,000	274,494
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	166,723
Yum! Brands, Inc., 6.88%, 11/15/37	78,000	97,832

		1,633,290

Household Durables 0.0%†
Emerson Electric Co., 6.00%, 08/15/32	83,000	104,340
Stanley Black & Decker, Inc., 2.90%, 11/01/22	500,000	488,420

		592,760

Household Products 0.0%†
Clorox Co. (The), 3.80%, 11/15/21	500,000	522,909
Kimberly-Clark Corp., 6.63%, 08/01/37	130,000	175,852

		698,761

Industrial Conglomerates 0.3%
3M Co., 5.70%, 03/15/37	415,000	517,045
Danaher Corp., 2.30%, 06/23/16	200,000	205,305
3.90%, 06/23/21	100,000	107,470
Dover Corp., 4.88%, 10/15/15	224,000	234,358
5.38%, 03/01/41	100,000	119,074
Eaton Corp., 2.75%, 11/02/22	750,000	724,160
General Electric Co., 0.85%, 10/09/15	250,000	250,945
5.25%, 12/06/17	600,000	666,458
2.70%, 10/09/22	500,000	486,669
4.13%, 10/09/42	350,000	344,804

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Industrial Conglomerates (continued)
Illinois Tool Works, Inc., 1.95%, 03/01/19	$250,000	$248,744
4.88%, 09/15/41	200,000	220,083
Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 01/15/19	500,000	511,047
Pentair Finance SA, 3.15%, 09/15/22	400,000	389,598
Textron, Inc., 4.30%, 03/01/24	250,000	257,851
Tyco Electronics Group SA, 6.55%, 10/01/17	400,000	455,602
3.50%, 02/03/22	300,000	306,467

		6,045,680

Information Technology Services 0.2%
Fidelity National Information Services, Inc., 2.00%, 04/15/18	500,000	498,481
3.50%, 04/15/23	150,000	147,091
Fiserv, Inc., 4.75%, 06/15/21	200,000	220,483
International Business Machines Corp., 1.95%, 07/22/16	150,000	152,954
1.25%, 02/08/18	1,000,000	990,261
1.63%, 05/15/20	500,000	478,485
2.90%, 11/01/21	200,000	201,943
5.88%, 11/29/32	433,000	542,474
4.00%, 06/20/42	100,000	95,699
Xerox Corp., 6.35%, 05/15/18(b)	250,000	285,782
4.50%, 05/15/21(b)	250,000	267,421

		3,881,074

Insurance 0.9%
ACE INA Holdings, Inc., 2.70%, 03/13/23	500,000	481,343
Aflac, Inc., 6.45%, 08/15/40	200,000	250,459
AIG Life Holdings US, Inc., 7.50%, 07/15/25	147,000	194,622
Alleghany Corp., 4.95%, 06/27/22	400,000	433,121
Allstate Corp. (The), 4.50%, 06/15/43	250,000	255,860
6.50%, 05/15/57(a)	195,000	214,257
American International Group, Inc., 5.05%, 10/01/15	147,000	153,390
5.85%, 01/16/18	400,000	449,795
8.25%, 08/15/18	500,000	608,750
2.30%, 07/16/19	500,000	497,036
6.25%, 03/15/37	275,000	306,625
8.17%, 05/15/58(a)	425,000	574,812
Aon Corp., 5.00%, 09/30/20	500,000	556,450
Aon PLC, 4.60%, 06/14/44	250,000	248,781
Assurant, Inc., 2.50%, 03/15/18	350,000	351,478
Berkshire Hathaway Finance Corp., 1.30%, 05/15/18	750,000	738,956
Berkshire Hathaway, Inc., 3.40%, 01/31/22	500,000	514,410
4.50%, 02/11/43	250,000	253,374
Chubb Corp. (The), 6.00%, 05/11/37	165,000	207,910
6.37%, 03/29/67(a)	400,000	439,000
CNA Financial Corp., 5.75%, 08/15/21	500,000	572,127
Genworth Financial, Inc., 6.50%, 06/15/34	206,000	233,638
Hartford Financial Services Group, Inc., 5.13%, 04/15/22	100,000	111,605
6.10%, 10/01/41	309,000	386,056
ING US, Inc., 2.90%, 02/15/18	500,000	514,411
Lincoln National Corp., 4.85%, 06/24/21	100,000	110,751
6.15%, 04/07/36	440,000	540,376
Loews Corp., 4.13%, 05/15/43	400,000	378,085
Markel Corp., 3.63%, 03/30/23	350,000	349,168
Marsh & McLennan Cos., Inc., 4.80%, 07/15/21	600,000	660,870
MetLife, Inc., 5.70%, 06/15/35	159,000	191,860
6.40%, 12/15/36	500,000	560,000
4.88%, 11/13/43	500,000	533,129
Nationwide Financial Services, Inc., 6.75%, 05/15/37(f)	105,000	109,200
Principal Financial Group, Inc., 8.88%, 05/15/19	350,000	444,744
Progressive Corp. (The), 3.75%, 08/23/21	200,000	211,339
6.25%, 12/01/32	162,000	206,392
Prudential Financial, Inc., 3.00%, 05/12/16	150,000	154,951
5.75%, 07/15/33	147,000	171,026

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
Prudential Financial, Inc., (continued)
5.62%, 06/15/43(a)	$250,000	$261,562
5.10%, 08/15/43	500,000	527,655
4.60%, 05/15/44	500,000	496,315
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	109,412
Travelers Cos., Inc. (The), 5.75%, 12/15/17	335,000	378,148
5.35%, 11/01/40	250,000	291,526
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	247,978
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	111,861

		16,594,614

Internet & Catalog Retail 0.1%
Amazon.com, Inc., 1.20%, 11/29/17	500,000	495,028
eBay, Inc., 1.35%, 07/15/17	200,000	199,489
2.20%, 08/01/19	1,000,000	988,687
3.25%, 10/15/20	200,000	204,409
Expedia, Inc., 5.95%, 08/15/20	100,000	112,382
QVC, Inc., 4.38%, 03/15/23	350,000	349,680

		2,349,675

Internet Software & Services 0.1%
Baidu, Inc., 3.25%, 08/06/18	250,000	257,297
Google, Inc., 2.13%, 05/19/16	100,000	102,406
3.38%, 02/25/24	750,000	762,526

		1,122,229

Leisure Products 0.0%†
Mattel, Inc., 3.15%, 03/15/23	300,000	295,010
5.45%, 11/01/41	150,000	162,391

		457,401

Machinery 0.3%
Caterpillar Financial Services Corp., 5.50%, 03/15/16	295,000	315,447
2.85%, 06/01/22	500,000	496,318
Caterpillar, Inc., 3.90%, 05/27/21	500,000	537,302
2.60%, 06/26/22	350,000	340,684
6.05%, 08/15/36	177,000	223,957
Deere & Co., 8.10%, 05/15/30	500,000	733,697
Flowserve Corp., 3.50%, 09/15/22	100,000	99,465
IDEX Corp., 4.20%, 12/15/21	300,000	308,669
John Deere Capital Corp., 1.30%, 03/12/18	750,000	740,219
1.95%, 12/13/18	1,000,000	997,523
Roper Industries, Inc., 2.05%, 10/01/18	500,000	495,264

		5,288,545

Media 1.2%
CBS Corp., 5.75%, 04/15/20	250,000	284,952
5.50%, 05/15/33	118,000	129,069
4.85%, 07/01/42	100,000	98,555
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	118,000	168,738
Comcast Corp., 5.70%, 07/01/19	500,000	577,693
2.85%, 01/15/23	500,000	489,562
3.60%, 03/01/24	500,000	508,883
4.25%, 01/15/33	250,000	251,387
7.05%, 03/15/33	295,000	395,514
6.50%, 11/15/35	100,000	129,897
6.95%, 08/15/37	295,000	396,205
6.40%, 03/01/40	350,000	451,594
Cox Communications, Inc., 5.50%, 10/01/15	383,000	401,199
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.13%, 02/15/16	250,000	257,272
3.50%, 03/01/16	500,000	517,635
4.60%, 02/15/21	250,000	270,639
3.80%, 03/15/22	750,000	762,278
4.45%, 04/01/24	500,000	520,526
5.15%, 03/15/42	150,000	152,082
Discovery Communications LLC, 5.05%, 06/01/20	500,000	554,093
3.30%, 05/15/22	350,000	346,784
4.88%, 04/01/43	200,000	197,849
Grupo Televisa SAB, 6.63%, 01/15/40	250,000	300,179
5.00%, 05/13/45	250,000	246,139
Historic TW, Inc., 6.88%, 06/15/18	176,000	205,558
NBCUniversal Media LLC, 5.15%, 04/30/20	500,000	566,886
4.38%, 04/01/21	800,000	872,471
2.88%, 01/15/23	350,000	342,826
5.95%, 04/01/41	200,000	244,062

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
News America, Inc., 8.00%, 10/17/16	$118,000	$134,096
4.50%, 02/15/21	250,000	272,066
3.00%, 09/15/22	500,000	486,240
7.28%, 06/30/28	77,000	95,621
6.55%, 03/15/33	300,000	374,112
6.20%, 12/15/34	245,000	299,281
6.65%, 11/15/37	150,000	188,594
6.15%, 02/15/41	250,000	300,768
Omnicom Group, Inc., 5.90%, 04/15/16	177,000	190,230
4.45%, 08/15/20	150,000	161,118
3.63%, 05/01/22	50,000	50,853
Thomson Reuters Corp., 6.50%, 07/15/18	100,000	115,250
4.30%, 11/23/23	500,000	520,786
Time Warner Cable, Inc., 6.75%, 07/01/18	585,000	680,156
8.25%, 04/01/19	700,000	870,457
6.75%, 06/15/39	900,000	1,155,998
Time Warner, Inc., 7.63%, 04/15/31	777,000	1,048,596
7.70%, 05/01/32	582,000	800,808
5.38%, 10/15/41	200,000	213,341
4.65%, 06/01/44	250,000	241,562
Viacom, Inc., 3.88%, 12/15/21	600,000	621,624
3.25%, 03/15/23	200,000	195,539
4.25%, 09/01/23	100,000	103,007
3.88%, 04/01/24	500,000	497,924
4.38%, 03/15/43	459,000	418,560
Walt Disney Co. (The), 1.10%, 12/01/17	500,000	494,552
3.75%, 06/01/21	500,000	534,385
WPP Finance 2010, 4.75%, 11/21/21	400,000	436,375
3.75%, 09/19/24	550,000	542,443

		22,684,869

Metals & Mining 0.6%
Barrick Gold Corp., 4.10%, 05/01/23(b)	500,000	480,790
5.25%, 04/01/42	150,000	137,656
Barrick North America Finance LLC, 4.40%, 05/30/21	450,000	458,885
BHP Billiton Finance USA Ltd., 5.25%, 12/15/15	285,000	300,937
3.25%, 11/21/21	250,000	255,146
5.00%, 09/30/43	500,000	542,838
Freeport-McMoRan Copper & Gold, Inc., 2.38%, 03/15/18	500,000	501,407
3.55%, 03/01/22	600,000	584,778
5.45%, 03/15/43	250,000	254,516
Goldcorp, Inc., 2.13%, 03/15/18	350,000	350,758
Kinross Gold Corp., 5.13%, 09/01/21	150,000	153,738
Newmont Mining Corp., 5.13%, 10/01/19	150,000	162,873
5.88%, 04/01/35	236,000	235,143
4.88%, 03/15/42	150,000	126,787
Nucor Corp., 4.00%, 08/01/23	500,000	512,030
Placer Dome, Inc., 6.38%, 03/01/33	139,000	152,014
Reliance Steel & Aluminum Co., 4.50%, 04/15/23	250,000	256,995
Rio Tinto Alcan, Inc., 5.75%, 06/01/35	206,000	234,803
Rio Tinto Finance USA Ltd., 2.50%, 05/20/16	500,000	512,534
3.50%, 11/02/20	450,000	466,484
4.13%, 05/20/21	200,000	211,240
Rio Tinto Finance USA PLC, 2.88%, 08/21/22(b)	500,000	482,717
4.13%, 08/21/42	250,000	227,784
Southern Copper Corp., 6.75%, 04/16/40	250,000	277,854
Teck Resources Ltd., 3.00%, 03/01/19	750,000	744,791
4.75%, 01/15/22(b)	700,000	730,699
Vale Overseas Ltd., 4.38%, 01/11/22	750,000	753,369
6.88%, 11/21/36	944,000	1,061,899

		11,171,465

Multiline Retail 0.5%
Costco Wholesale Corp., 5.50%, 03/15/17	850,000	937,895
Dollar General Corp., 3.25%, 04/15/23	250,000	223,324
Kohl’s Corp., 4.00%, 11/01/21(b)	400,000	417,851
Macy’s Retail Holdings, Inc., 5.90%, 12/01/16	106,000	116,531
3.88%, 01/15/22	500,000	521,166
6.90%, 04/01/29	75,000	94,772
6.70%, 07/15/34	150,000	190,712

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Multiline Retail (continued)
Nordstrom, Inc., 4.00%, 10/15/21	$500,000	$534,835
Target Corp., 6.00%, 01/15/18	500,000	567,510
6.35%, 11/01/32	313,000	397,829
4.00%, 07/01/42	350,000	323,148
Wal-Mart Stores, Inc., 0.60%, 04/11/16	750,000	750,946
3.63%, 07/08/20	500,000	531,401
3.25%, 10/25/20	500,000	520,692
2.55%, 04/11/23	750,000	718,886
3.30%, 04/22/24	225,000	227,433
7.55%, 02/15/30	118,000	168,524
5.25%, 09/01/35	708,000	824,217
5.00%, 10/25/40	250,000	282,532
5.63%, 04/15/41	475,000	573,529

		8,923,733

Oil, Gas & Consumable Fuels 2.2%
Anadarko Finance Co., 7.50%, 05/01/31	298,000	403,521
Anadarko Petroleum Corp., 5.95%, 09/15/16	100,000	109,134
6.38%, 09/15/17	100,000	113,321
3.45%, 07/15/24(b)	500,000	490,689
6.45%, 09/15/36	281,000	341,928
Apache Corp., 7.63%, 07/01/19	59,000	72,565
3.63%, 02/01/21	500,000	519,109
5.10%, 09/01/40	100,000	106,174
4.75%, 04/15/43	500,000	499,544
BP Capital Markets PLC, 3.20%, 03/11/16	400,000	414,247
1.38%, 05/10/18	1,000,000	982,085
2.24%, 05/10/19	750,000	744,320
4.50%, 10/01/20	200,000	218,278
3.56%, 11/01/21	250,000	257,305
Canadian Natural Resources Ltd., 6.25%, 03/15/38	340,000	415,181
Cenovus Energy, Inc., 5.70%, 10/15/19	770,000	883,512
5.20%, 09/15/43	200,000	219,574
Chevron Corp., 1.72%, 06/24/18	1,500,000	1,501,522
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	750,000	696,773
ConocoPhillips, 5.90%, 10/15/32	177,000	221,066
6.50%, 02/01/39	400,000	524,243
ConocoPhillips Co., 1.05%, 12/15/17	750,000	739,634
ConocoPhillips Holding Co., 6.95%, 04/15/29	250,000	333,721
Continental Resources, Inc., 4.50%, 04/15/23	500,000	518,364
4.90%, 06/01/44(b)	250,000	242,535
Devon Energy Corp., 2.40%, 07/15/16	300,000	306,241
3.25%, 05/15/22	500,000	496,392
7.95%, 04/15/32	350,000	491,330
Diamond Offshore Drilling, Inc., 3.45%, 11/01/23(b)	500,000	476,738
Ecopetrol SA, 4.25%, 09/18/18	500,000	528,750
5.88%, 05/28/45	600,000	612,000
Ensco PLC, 4.70%, 03/15/21	500,000	524,999
EOG Resources, Inc., 5.63%, 06/01/19	130,000	148,876
2.45%, 04/01/20	500,000	496,702
4.10%, 02/01/21	400,000	432,415
EQT Corp., 4.88%, 11/15/21	250,000	271,845
Exxon Mobil Corp., 3.18%, 03/15/24	500,000	510,176
Hess Corp., 7.30%, 08/15/31	254,000	336,128
5.60%, 02/15/41	250,000	281,105
Husky Energy, Inc., 3.95%, 04/15/22	600,000	622,662
Marathon Oil Corp., 2.80%, 11/01/22	250,000	239,516
6.80%, 03/15/32	118,000	149,639
Marathon Petroleum Corp., 5.13%, 03/01/21	600,000	668,372
3.63%, 09/15/24	250,000	244,613
Murphy Oil Corp., 5.13%, 12/01/42	150,000	142,892
Nabors Industries, Inc., 5.00%, 09/15/20	500,000	547,847
Noble Energy, Inc., 4.15%, 12/15/21	600,000	636,065
5.25%, 11/15/43	150,000	157,710
Noble Holding International Ltd., 3.95%, 03/15/22(b)	500,000	488,070
Occidental Petroleum Corp., 3.13%, 02/15/22	350,000	351,533
2.70%, 02/15/23	200,000	192,168
Pemex Project Funding Master Trust, 6.63%, 06/15/35	1,074,000	1,239,918

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Petrobras Global Finance BV, 3.00%, 01/15/19(b)	$500,000	$486,632
4.38%, 05/20/23(b)	1,000,000	939,400
6.25%, 03/17/24	1,000,000	1,050,406
Petrobras International Finance Co., 3.88%, 01/27/16	750,000	769,177
3.50%, 02/06/17	750,000	760,360
5.38%, 01/27/21	1,000,000	1,013,840
Petroleos Mexicanos, 3.50%, 07/18/18	500,000	517,033
5.50%, 01/21/21	275,000	301,453
4.88%, 01/24/22	250,000	263,604
3.50%, 01/30/23	500,000	478,480
6.38%, 01/23/45(e)	500,000	561,734
Phillips 66, 5.88%, 05/01/42	382,000	448,601
Pioneer Natural Resources Co., 3.95%, 07/15/22	450,000	456,682
Plains Exploration & Production Co., 6.50%, 11/15/20	129,000	141,416
6.63%, 05/01/21	228,000	249,660
Rowan Cos., Inc., 4.75%, 01/15/24	175,000	175,931
Shell International Finance BV, 0.63%, 12/04/15	1,000,000	1,000,561
1.90%, 08/10/18	600,000	600,005
2.00%, 11/15/18	750,000	755,637
4.55%, 08/12/43	500,000	524,795
Southwestern Energy Co., 4.10%, 03/15/22	250,000	256,328
Statoil ASA, 3.13%, 08/17/17	250,000	262,431
1.20%, 01/17/18	1,000,000	987,243
1.15%, 05/15/18	1,000,000	980,135
3.70%, 03/01/24	500,000	518,198
Total Capital Canada Ltd., 2.75%, 07/15/23	750,000	728,366
Total Capital International SA, 2.88%, 02/17/22	500,000	497,266
Total Capital SA, 2.30%, 03/15/16	500,000	512,423
Transocean, Inc., 4.95%, 11/15/15	250,000	259,606
6.38%, 12/15/21	500,000	531,538
7.50%, 04/15/31	177,000	185,480
Valero Energy Corp., 7.50%, 04/15/32	118,000	151,921
6.63%, 06/15/37	455,000	544,473

		41,073,862

Paper & Forest Products 0.0%†
Domtar Corp., 10.75%, 06/01/17	50,000	61,070
Georgia-Pacific LLC, 8.88%, 05/15/31	250,000	376,784
International Paper Co., 6.00%, 11/15/41	250,000	283,812

		721,666

Personal Products 0.1%
Avon Products, Inc., 4.60%, 03/15/20	500,000	510,630
Colgate-Palmolive Co., 2.45%, 11/15/21	150,000	148,759
Procter & Gamble Co. (The), 1.80%, 11/15/15	250,000	253,764
4.85%, 12/15/15	177,000	186,316
1.45%, 08/15/16	250,000	253,160
5.80%, 08/15/34	295,000	371,237

		1,723,866

Pharmaceuticals 0.9%
AbbVie, Inc., 2.00%, 11/06/18	1,800,000	1,772,115
4.40%, 11/06/42	125,000	116,674
Actavis Funding SCS, 3.85%, 06/15/24(e)	825,000	797,819
Allergan, Inc., 1.35%, 03/15/18	400,000	387,730
AstraZeneca PLC, 5.90%, 09/15/17	400,000	450,305
6.45%, 09/15/37	200,000	259,205
4.00%, 09/18/42	250,000	234,387
Bristol-Myers Squibb Co., 2.00%, 08/01/22	700,000	647,861
3.25%, 08/01/42	250,000	209,211
Eli Lilly & Co., 1.95%, 03/15/19	750,000	746,837
7.13%, 06/01/25	118,000	155,933
GlaxoSmithKline Capital PLC, 1.50%, 05/08/17	500,000	503,262
2.85%, 05/08/22	250,000	245,665
GlaxoSmithKline Capital, Inc., 0.70%, 03/18/16	750,000	750,679
5.38%, 04/15/34	201,000	235,041
4.20%, 03/18/43	300,000	292,893
Johnson & Johnson, 2.95%, 09/01/20	200,000	207,487
4.95%, 05/15/33	663,000	777,131
Merck & Co., Inc., 6.40%, 03/01/28	74,000	95,813
5.95%, 12/01/28	162,000	200,714
3.60%, 09/15/42	500,000	450,477
4.15%, 05/18/43	500,000	491,276
Mylan, Inc., 2.60%, 06/24/18	750,000	757,719
Novartis Capital Corp., 2.40%, 09/21/22	500,000	482,751
Novartis Securities Investment Ltd., 5.13%, 02/10/19	470,000	528,801
Perrigo Co. PLC, 4.00%, 11/15/23(e)	250,000	254,243
Pfizer, Inc., 4.65%, 03/01/18	265,000	292,472
7.20%, 03/15/39	525,000	731,337

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Pharmaceuticals (continued)
Pharmacia Corp., 6.60%, 12/01/28	$177,000	$229,792
Sanofi, 2.63%, 03/29/16	500,000	514,482
1.25%, 04/10/18	250,000	246,092
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21	69,000	70,176
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	142,000	170,485
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	181,000	184,313
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	200,000	192,239
Wyeth LLC, 5.50%, 02/15/16	634,000	676,155
6.50%, 02/01/34	206,000	269,712
Zoetis, Inc., 3.25%, 02/01/23	600,000	586,771

		16,216,055

Real Estate Investment Trusts (REITs) 0.7%
Alexandria Real Estate Equities, Inc., 2.75%, 01/15/20	500,000	495,383
American Tower Corp., 3.40%, 02/15/19	250,000	255,401
American Tower REIT, Inc., 5.05%, 09/01/20	500,000	544,679
3.50%, 01/31/23	250,000	237,642
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, 02/06/17(e)	500,000	500,065
Boston Properties LP, 3.80%, 02/01/24	250,000	250,814
Digital Realty Trust LP, 5.25%, 03/15/21(b)	250,000	270,741
Duke Realty LP, 3.63%, 04/15/23(b)	500,000	490,886
ERP Operating LP, 5.38%, 08/01/16	295,000	317,996
3.00%, 04/15/23	500,000	479,981
4.50%, 07/01/44	350,000	342,344
HCP, Inc., 6.00%, 01/30/17	472,000	521,099
2.63%, 02/01/20	500,000	493,258
5.38%, 02/01/21	200,000	223,180
4.25%, 11/15/23	500,000	511,842
Health Care REIT, Inc., 4.13%, 04/01/19	600,000	638,326
5.25%, 01/15/22	400,000	442,262
Healthcare Realty Trust, Inc., 3.75%, 04/15/23	350,000	339,341
Hospitality Properties Trust, 5.00%, 08/15/22	350,000	368,389
Host Hotels & Resorts LP, 3.75%, 10/15/23	525,000	517,125
Kilroy Realty LP, 4.80%, 07/15/18	300,000	323,967
Liberty Property LP, 4.40%, 02/15/24	500,000	519,129
ProLogis LP, 4.25%, 08/15/23	500,000	515,727
Realty Income Corp., 3.25%, 10/15/22	350,000	342,287
Simon Property Group LP, 2.80%, 01/30/17	500,000	517,073
2.20%, 02/01/19	500,000	501,855
5.65%, 02/01/20	250,000	287,704
3.38%, 03/15/22	500,000	510,490
UDR, Inc., 4.25%, 06/01/18	100,000	107,099
Ventas Realty LP/Ventas Capital Corp., 4.00%, 04/30/19	500,000	531,790
4.75%, 06/01/21	150,000	162,552
Weyerhaeuser Co., 7.38%, 03/15/32	500,000	661,201

		13,221,628

Road & Rail 0.5%
Burlington Northern Santa Fe LLC, 3.05%, 09/01/22	350,000	345,198
3.00%, 03/15/23	500,000	485,850
3.85%, 09/01/23	650,000	671,410
3.75%, 04/01/24	500,000	509,707
7.95%, 08/15/30	206,000	288,702
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	350,000	384,399
CSX Corp., 7.38%, 02/01/19	400,000	482,975
3.70%, 10/30/20	300,000	315,677
3.40%, 08/01/24	500,000	499,656
5.50%, 04/15/41	150,000	173,460
4.10%, 03/15/44	250,000	234,317
FedEx Corp., 4.00%, 01/15/24	750,000	773,596
3.88%, 08/01/42	50,000	44,805
Norfolk Southern Corp., 5.90%, 06/15/19	400,000	463,217
3.25%, 12/01/21	1,000,000	1,020,654
3.00%, 04/01/22	500,000	497,414
5.59%, 05/17/25	84,000	97,854
Union Pacific Corp., 2.75%, 04/15/23	750,000	730,017
United Parcel Service of America, Inc., 8.38%, 04/01/20	118,000	153,035
8.37%, 04/01/30(d)	177,000	258,914
United Parcel Service, Inc., 3.13%, 01/15/21	500,000	516,354
6.20%, 01/15/38	295,000	380,742

		9,327,953

Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc., 4.30%, 06/15/21	400,000	433,159
Broadcom Corp., 2.70%, 11/01/18	100,000	102,610
Intel Corp., 1.35%, 12/15/17	1,000,000	995,828
4.80%, 10/01/41	350,000	365,990
Maxim Integrated Products, Inc., 3.38%, 03/15/23	350,000	337,174

		2,234,761

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Software 0.3%
CA, Inc., 4.50%, 08/15/23	$410,000	$422,139
Microsoft Corp., 2.50%, 02/08/16	250,000	257,229
3.00%, 10/01/20	500,000	518,086
3.63%, 12/15/23	400,000	419,044
4.50%, 10/01/40	300,000	311,936
Oracle Corp., 5.25%, 01/15/16	72,000	76,267
1.20%, 10/15/17	350,000	347,476
2.38%, 01/15/19	1,000,000	1,012,856
5.00%, 07/08/19	200,000	224,808
2.80%, 07/08/21	1,000,000	993,400
2.50%, 10/15/22	500,000	477,164
5.38%, 07/15/40	350,000	396,670
4.50%, 07/08/44	250,000	251,386

		5,708,461

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	500,000	528,039
Bed Bath & Beyond, Inc., 3.75%, 08/01/24(b)	250,000	247,980
Gap, Inc. (The), 5.95%, 04/12/21	150,000	170,076
Home Depot, Inc. (The), 5.40%, 03/01/16(b)	590,000	629,154
2.70%, 04/01/23	500,000	484,152
5.88%, 12/16/36	300,000	370,299
5.95%, 04/01/41	150,000	186,549
4.20%, 04/01/43	250,000	247,303
4.40%, 03/15/45	500,000	504,544
Lowe’s Cos., Inc., 3.13%, 09/15/24	400,000	391,840
6.50%, 03/15/29	236,000	294,412
5.80%, 10/15/36	300,000	359,539

		4,413,887

Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc., 3.85%, 05/04/43	750,000	695,244
EMC Corp., 1.88%, 06/01/18(b)	1,000,000	993,514
Hewlett-Packard Co., 5.50%, 03/01/18(b)	800,000	895,250
2.75%, 01/14/19	250,000	253,641
3.75%, 12/01/20	500,000	518,098
4.65%, 12/09/21(b)	600,000	649,893
NetApp, Inc., 3.38%, 06/15/21	210,000	210,583
Seagate HDD Cayman, 3.75%, 11/15/18(e)	675,000	688,500

		4,904,723

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/21	125,000	135,230
VF Corp., 3.50%, 09/01/21	200,000	210,051

		345,281

Thrifts & Mortgage Finance 0.0%†
Santander Holdings USA, Inc., 3.45%, 08/27/18	250,000	260,762

Tobacco 0.2%
Altria Group, Inc., 9.70%, 11/10/18	178,000	229,447
9.25%, 08/06/19	155,000	201,767
10.20%, 02/06/39	81,000	137,283
4.25%, 08/09/42	250,000	227,707
4.50%, 05/02/43	450,000	425,381
5.38%, 01/31/44	170,000	180,921
Lorillard Tobacco Co., 3.50%, 08/04/16	850,000	882,916
3.75%, 05/20/23	250,000	246,045
Philip Morris International, Inc., 5.65%, 05/16/18	400,000	451,925
6.38%, 05/16/38	460,000	576,395
3.88%, 08/21/42	250,000	227,313
Reynolds American, Inc., 4.75%, 11/01/42	450,000	428,818

		4,215,918

Wireless Telecommunication Services 0.2%
America Movil SAB de CV, 5.00%, 03/30/20	500,000	548,440
3.13%, 07/16/22	750,000	730,817
6.38%, 03/01/35(b)	177,000	212,811
6.13%, 03/30/40	350,000	406,593
Rogers Communications, Inc., 3.00%, 03/15/23	600,000	575,329
5.00%, 03/15/44	250,000	257,602
Vodafone Group PLC, 1.63%, 03/20/17	600,000	601,172
2.95%, 02/19/23	250,000	235,939
7.88%, 02/15/30	206,000	276,288
4.38%, 02/19/43	500,000	451,760

		4,296,751

Total Corporate Bonds (cost $447,561,512)		467,889,952

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Municipal Bonds 1.0%

	Principal Amount	Market Value
California 0.3%
Alameda County Joint Powers Authority, RB, Series A, 7.05%, 12/01/44	$100,000	$128,585
Bay Area Toll Authority, RB Series S1, 6.79%, 04/01/30	250,000	312,350
6.26%, 04/01/49	250,000	335,292
City of San Francisco California Public Utilities Commission Water Revenue, RB, 6.00%, 11/01/40	100,000	123,731
Los Angeles Community College District, GO, 6.75%, 08/01/49	300,000	424,968
Los Angeles County Public Works Financing Authority, RB, 7.62%, 08/01/40	75,000	103,466
Los Angeles Unified School District, GO, 6.76%, 07/01/34	420,000	560,217
Los Angeles, Department of Water & Power, RB, 6.57%, 07/01/45	200,000	275,158
San Diego County Water Authority, RB, Series B, 6.14%, 05/01/49	100,000	129,374
Santa Clara Valley Transportation Authority, RB, 5.88%, 04/01/32	200,000	239,032
State of California, GO 7.55%, 04/01/39	1,410,000	2,058,149
7.63%, 03/01/40	425,000	617,665
University of California, RB Series F, 5.95%, 05/15/45	300,000	370,689
6.55%, 05/15/48	150,000	193,026

		5,871,702

Colorado 0.0%†
Denver City & County School District No. 1, Refunding, COP, Series B, 4.24%, 12/15/37	50,000	48,842

Connecticut 0.0%†
State of Connecticut, GO, Series A, 5.85%, 03/15/32	500,000	603,070

Florida 0.0%†
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 2.11%, 07/01/18	250,000	252,588

Georgia 0.1%
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 04/01/57	500,000	615,860

Illinois 0.1%
Chicago Transit Authority, RB, Series A, 6.90%, 12/01/40	300,000	365,814
State of Illinois, GO 5.88%, 03/01/19	200,000	222,166
4.95%, 06/01/23	160,000	166,056
5.10%, 06/01/33	1,445,000	1,402,286

		2,156,322

Massachusetts 0.0%†
Commonwealth of Massachusetts, GO, Series E, 4.20%, 12/01/21	500,000	539,485

New Jersey 0.1%
New Jersey Economic Development Authority, RB, AGM Insured, Series B, 0.00%, 02/15/20	650,000	549,230
New Jersey Economic Development Authority, RB, National-RE Insured, Series A, 7.43%, 02/15/29	125,000	159,861
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 01/01/40	790,000	1,131,865
Rutgers-State University of New Jersey, RB, 5.67%, 05/01/40	250,000	301,440

		2,142,396

New York 0.2%
City of New York, GO, 5.97%, 03/01/36	250,000	304,945
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/39	460,000	679,259
New York City Municipal Water Finance Authority, RB, 5.44%, 06/15/43	300,000	357,741
New York City Transitional Finance Authority, RB, Series B, 5.57%, 11/01/38	500,000	599,215
New York State Dormitory Authority, Special Tax Revenue, 5.50%, 03/15/30	100,000	116,499
New York State Urban Development Corp., Special Tax Authority, Series C, 5.84%, 03/15/40	450,000	541,989
Port Authority of New York & New Jersey, RB, 6.04%, 12/01/29	620,000	773,245

		3,372,893

North Carolina 0.0%†
University of North Carolina, Refunding, RB, 3.85%, 12/01/34	300,000	301,950

Ohio 0.1%
American Municipal Power Inc., RB 6.27%, 02/15/50	165,000	201,562
7.50%, 02/15/50	150,000	211,946

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Ohio (continued)
JobsOhio Beverage System, RB, Series B, 4.53%, 01/01/35	$100,000	$102,960
Northeast Regional Sewer District, RB, 6.04%, 11/15/40	300,000	337,938
Ohio State University (The), RB, Series C, 4.91%, 06/01/40	150,000	170,203

		1,024,609

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, GO, Series B, 5.85%, 07/15/30	500,000	561,645

South Carolina 0.0%†
South Carolina State Public Service Authority, RB, Series C, 6.45%, 01/01/50	100,000	129,974

Texas 0.1%
Dallas Area Rapid Transit, RB, Series B, 6.00%, 12/01/44	200,000	257,336
State of Texas, GO, Series A, 4.63%, 04/01/33	350,000	388,826
Texas Transportation Commission, RB, Series B, 5.18%, 04/01/30	150,000	175,389
University of Texas System, RB Series A, 5.26%, 07/01/39	260,000	310,913
Series C, 4.79%, 08/15/46	200,000	224,594

		1,357,058

Total Municipal Bonds (cost $16,270,377)		18,978,394

Sovereign Bonds 3.3%

	Principal Amount	Market Value
BRAZIL 0.2%
Brazilian Government International Bond, 5.88%, 01/15/19	500,000	560,750
4.88%, 01/22/21(b)	500,000	531,003
4.25%, 01/07/25(b)	500,000	494,994
7.13%, 01/20/37	1,205,000	1,470,697

		3,057,444

CANADA 0.3%
Canada Government International Bond, 1.63%, 02/27/19	750,000	747,004
Hydro Quebec, 8.88%, 03/01/26	156,000	224,445
Province of Nova Scotia Canada, 5.13%, 01/26/17	885,000	967,561
Province of Ontario Canada, 4.75%, 01/19/16	295,000	310,655
2.30%, 05/10/16	500,000	512,349
1.20%, 02/14/18	500,000	493,804
3.00%, 07/16/18	250,000	261,494
2.00%, 09/27/18(b)	750,000	754,026
2.00%, 01/30/19	1,000,000	1,001,659
Province of Quebec Canada, 3.50%, 07/29/20	400,000	424,672
7.50%, 09/15/29	578,000	819,551

		6,517,220

COLOMBIA 0.1%
Colombia Government International Bond, 4.38%, 07/12/21	1,150,000	1,217,850
7.38%, 09/18/37(b)	225,000	299,813
5.63%, 02/26/44	500,000	548,750

		2,066,413

GERMANY 0.0%†
FMS Wertmanagement AoeR, 1.13%, 10/14/16	500,000	503,742

ISRAEL 0.0%†
Israel Government International Bond, 3.15%, 06/30/23(b)	500,000	503,554

ITALY 0.1%
Italy Government International Bond, 4.75%, 01/25/16	413,000	434,121
6.88%, 09/27/23	251,000	319,482
5.38%, 06/15/33(b)	541,000	654,296

		1,407,899

JAPAN 0.1%
Japan Bank for International Cooperation, 1.75%, 11/13/18	500,000	500,599
Japan Finance Corp., 2.50%, 01/21/16	500,000	513,291
2.50%, 05/18/16	200,000	206,146
2.25%, 07/13/16	225,000	231,256

		1,451,292

MEXICO 0.3%
Mexico Government International Bond, 5.63%, 01/15/17	800,000	874,183
5.13%, 01/15/20(b)	1,000,000	1,113,429
3.50%, 01/21/21	1,000,000	1,017,002
4.00%, 10/02/23	500,000	516,751
6.75%, 09/27/34	1,246,000	1,564,784
4.75%, 03/08/44	400,000	395,337
5.75%, 10/12/10	200,000	206,432

		5,687,918

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value
PANAMA 0.0%†
Panama Government International Bond, 6.70%, 01/26/36	$250,000	$306,541
4.30%, 04/29/53	500,000	431,875

		738,416

PERU 0.1%
Peru Government International Bond, 7.13%, 03/30/19	1,840,000	2,189,600

PHILIPPINES 0.2%
Philippine Government International Bond, 6.50%, 01/20/20	1,500,000	1,766,250
7.75%, 01/14/31	500,000	694,070
6.38%, 10/23/34	500,000	630,000

		3,090,320

POLAND 0.1%
Poland Government International Bond, 5.00%, 10/19/15	224,000	233,576
6.38%, 07/15/19	750,000	879,022
5.13%, 04/21/21	200,000	221,844
5.00%, 03/23/22	300,000	329,613
4.00%, 01/22/24	500,000	516,250

		2,180,305

SOUTH AFRICA 0.0%†
South Africa Government International Bond, 4.67%, 01/17/24(b)	500,000	504,200
6.25%, 03/08/41(b)	200,000	226,686
5.38%, 07/24/44	250,000	250,000

		980,886

SOUTH KOREA 0.1%
Export-Import Bank of Korea, 4.00%, 01/29/21	600,000	633,315
5.00%, 04/11/22	500,000	558,758
Republic of Korea, 5.63%, 11/03/25	300,000	371,091
4.13%, 06/10/44(b)	250,000	274,297

		1,837,461

SUPRANATIONAL 1.2%
African Development Bank, 2.50%, 03/15/16	500,000	514,695
Asian Development Bank, 1.75%, 09/11/18	500,000	503,432
Corp. Andina de Fomento, 3.75%, 01/15/16	250,000	257,810
4.38%, 06/15/22	350,000	372,742
Council Of Europe Development Bank, 1.50%, 06/19/17(b)	500,000	505,274
1.00%, 03/07/18	200,000	197,401
European Bank for Reconstruction & Development, 2.50%, 03/15/16	500,000	514,548
European Investment Bank, 4.63%, 10/20/15	2,325,000	2,425,125
0.63%, 04/15/16	2,000,000	2,004,920
2.50%, 05/16/16	900,000	928,789
5.13%, 09/13/16	350,000	380,044
1.25%, 10/14/16	750,000	758,396
1.13%, 12/15/16	1,000,000	1,004,742
5.13%, 05/30/17	325,000	359,772
1.00%, 03/15/18	1,000,000	986,588
1.00%, 06/15/18	500,000	490,852
1.88%, 03/15/19	1,000,000	1,003,636
4.00%, 02/16/21	500,000	553,277
Inter-American Development Bank, 5.13%, 09/13/16	235,000	255,077
0.88%, 03/15/18	500,000	491,362
1.75%, 08/24/18	300,000	302,374
1.75%, 10/15/19	1,000,000	990,004
1.38%, 07/15/20	750,000	721,148
2.13%, 11/09/20	750,000	743,005
International Bank for Reconstruction & Development, 0.50%, 04/15/16	500,000	500,200
0.50%, 05/16/16	750,000	747,027
1.00%, 09/15/16	500,000	503,348
1.13%, 07/18/17(b)	500,000	500,976
7.63%, 01/19/23	973,000	1,349,016
International Finance Corp., 2.25%, 04/11/16	300,000	307,916
1.13%, 11/23/16	1,025,000	1,032,103
0.88%, 06/15/18	750,000	731,025
Nordic Investment Bank, 0.50%, 04/14/16	500,000	500,101

		23,436,725

SWEDEN 0.1%
Svensk Exportkredit AB, 1.75%, 10/20/15	500,000	507,381
0.63%, 05/31/16	1,000,000	1,000,465

		1,507,846

TURKEY 0.3%
Turkey Government International Bond, 6.75%, 04/03/18	1,000,000	1,107,210
5.63%, 03/30/21	500,000	531,230
3.25%, 03/23/23	1,500,000	1,348,500
6.00%, 01/14/41	2,000,000	2,070,000

		5,056,940

URUGUAY 0.1%
Uruguay Government International Bond, 4.50%, 08/14/24	650,000	679,003
5.10%, 06/18/50	350,000	339,463

		1,018,466

Total Sovereign Bonds (cost $61,948,979)		63,232,447

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies 28.8%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G11003 7.50%, 04/01/15	$39	$39
Pool# E81396 7.00%, 10/01/15	91	93
Pool# E84097 6.50%, 12/01/15	250	255
Pool# E00938 7.00%, 01/01/16	1,135	1,169
Pool# E82132 7.00%, 01/01/16	196	203
Pool# E82815 6.00%, 03/01/16	616	637
Pool# E83231 6.00%, 04/01/16	206	212
Pool# E83233 6.00%, 04/01/16	606	625
Pool# G11972 6.00%, 04/01/16	14,067	14,462
Pool# E83933 6.50%, 05/01/16	51	53
Pool# E84236 6.50%, 06/01/16	683	709
Pool# E00996 6.50%, 07/01/16	295	306
Pool# E84912 6.50%, 08/01/16	2,738	2,851
Pool# E85387 6.00%, 09/01/16	626	634
Pool# E86533 6.00%, 12/01/16	838	876
Pool# E87584 6.00%, 01/01/17	890	932
Pool# E86995 6.50%, 01/01/17	2,304	2,415
Pool# E87291 6.50%, 01/01/17	4,456	4,630
Pool# E88076 6.00%, 02/01/17	1,719	1,804
Pool# E88055 6.50%, 02/01/17	11,350	11,938
Pool# E88134 6.00%, 03/01/17	401	422
Pool# E88768 6.00%, 03/01/17	2,182	2,256
Pool# E88729 6.00%, 04/01/17	2,285	2,405
Pool# E89149 6.00%, 04/01/17	1,602	1,676
Pool# E89151 6.00%, 04/01/17	2,143	2,253
Pool# E89217 6.00%, 04/01/17	2,281	2,395
Pool# E89222 6.00%, 04/01/17	8,200	8,545
Pool# E89347 6.00%, 04/01/17	688	723
Pool# E89496 6.00%, 04/01/17	1,087	1,144
Pool# E89203 6.50%, 04/01/17	1,497	1,575
Pool# E89530 6.00%, 05/01/17	5,243	5,505
Pool# E89909 6.00%, 05/01/17	1,579	1,665
Pool# B15071 6.00%, 06/01/17	25,121	26,253
Pool# E01157 6.00%, 06/01/17	6,289	6,621
Pool# E90194 6.00%, 06/01/17	1,509	1,587
Pool# E90313 6.00%, 06/01/17	614	647
Pool# E90645 6.00%, 07/01/17	7,358	7,746
Pool# G18007 6.00%, 07/01/19	13,102	14,145
Pool# B16087 6.00%, 08/01/19	46,102	49,899
Pool# J00935 5.00%, 12/01/20	16,205	17,435
Pool# J00854 5.00%, 01/01/21	163,014	175,584
Pool# J01279 5.50%, 02/01/21	13,181	14,214
Pool# J01570 5.50%, 04/01/21	12,423	13,402
Pool# J01771 5.00%, 05/01/21	12,207	13,163
Pool# J01879 5.00%, 05/01/21	9,629	10,372
Pool# J06015 5.00%, 05/01/21	59,754	64,480
Pool# G18122 5.00%, 06/01/21	30,246	32,601
Pool# J01980 6.00%, 06/01/21	15,183	16,646
Pool# J03074 5.00%, 07/01/21	20,195	21,757
Pool# J03028 5.50%, 07/01/21	7,137	7,686
Pool# C90719 5.00%, 10/01/23	697,075	768,989
Pool# J09912 4.00%, 06/01/24	1,550,390	1,650,318
Pool# C00351 8.00%, 07/01/24	826	967
Pool# G13900 5.00%, 12/01/24	322,568	346,383
Pool# D60780 8.00%, 06/01/25	2,827	3,334
Pool# G30267 5.00%, 08/01/25	224,734	247,918
Pool# E02746 3.50%, 11/01/25	789,039	830,125

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# J13883 3.50%, 12/01/25	$1,586,402	$1,673,469
Pool# J14732 4.00%, 03/01/26	773,163	823,238
Pool# E02896 3.50%, 05/01/26	847,460	891,853
Pool# J18127 3.00%, 03/01/27	668,849	690,482
Pool# J18702 3.00%, 03/01/27	746,715	770,867
Pool# J19106 3.00%, 05/01/27	269,033	277,903
Pool# J20471 3.00%, 09/01/27	1,218,536	1,256,806
Pool# D82854 7.00%, 10/01/27	1,828	2,107
Pool# G14609 3.00%, 11/01/27	1,581,442	1,631,109
Pool# C00566 7.50%, 12/01/27	2,827	3,323
Pool# G15100 2.50%, 07/01/28	569,963	574,661
Pool# C00678 7.00%, 11/01/28	3,437	3,980
Pool# C18271 7.00%, 11/01/28	3,315	3,853
Pool# C00836 7.00%, 07/01/29	1,601	1,861
Pool# C31282 7.00%, 09/01/29	331	382
Pool# C31285 7.00%, 09/01/29	3,507	4,073
Pool# A18212 7.00%, 11/01/29	50,121	58,229
Pool# C32914 8.00%, 11/01/29	3,554	4,302
Pool# C37436 8.00%, 01/01/30	3,500	4,217
Pool# C36306 7.00%, 02/01/30	820	954
Pool# C36429 7.00%, 02/01/30	812	946
Pool# C00921 7.50%, 02/01/30	3,185	3,775
Pool# G01108 7.00%, 04/01/30	1,333	1,547
Pool# C37703 7.50%, 04/01/30	2,258	2,680
Pool# C41561 8.00%, 08/01/30	2,423	2,948
Pool# C01051 8.00%, 09/01/30	4,899	5,920
Pool# C43550 7.00%, 10/01/30	5,128	5,958
Pool# C44017 7.50%, 10/01/30	573	684
Pool# C43967 8.00%, 10/01/30	42,173	50,783
Pool# C44957 8.00%, 11/01/30	3,746	4,561
Pool# C01103 7.50%, 12/01/30	2,084	2,476
Pool# C46932 7.50%, 01/01/31	823	931
Pool# C47287 7.50%, 02/01/31	4,480	5,317
Pool# C48851 7.00%, 03/01/31	2,714	3,156
Pool# C48206 7.50%, 03/01/31	2,181	2,604
Pool# C91366 4.50%, 04/01/31	302,584	329,426
Pool# C91377 4.50%, 06/01/31	164,586	179,186
Pool# C53324 7.00%, 06/01/31	2,017	2,345
Pool# C01209 8.00%, 06/01/31	1,409	1,714
Pool# C55071 7.50%, 07/01/31	773	923
Pool# G01309 7.00%, 08/01/31	3,742	4,342
Pool# C01222 7.00%, 09/01/31	2,898	3,365
Pool# G01311 7.00%, 09/01/31	25,072	29,079
Pool# G01315 7.00%, 09/01/31	953	1,105
Pool# C58647 7.00%, 10/01/31	1,248	1,449
Pool# C60012 7.00%, 11/01/31	2,095	2,425
Pool# C61298 8.00%, 11/01/31	3,245	3,950
Pool# C61105 7.00%, 12/01/31	6,946	8,077
Pool# C01305 7.50%, 12/01/31	2,103	2,505
Pool# C62218 7.00%, 01/01/32	3,282	3,799
Pool# C63171 7.00%, 01/01/32	11,346	13,209
Pool# C64121 7.50%, 02/01/32	4,984	5,960
Pool# D99004 3.50%, 03/01/32	346,823	360,980
Pool# G30577 3.50%, 04/01/32	790,807	823,088
Pool# C01345 7.00%, 04/01/32	14,248	16,558
Pool# G01391 7.00%, 04/01/32	43,906	50,956
Pool# C65717 7.50%, 04/01/32	5,117	6,102
Pool# C01370 8.00%, 04/01/32	4,941	6,014
Pool# C66916 7.00%, 05/01/32	21,425	24,970
Pool# C67235 7.00%, 05/01/32	14,189	15,865

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C01381 8.00%, 05/01/32	$22,052	$26,879
Pool# C68290 7.00%, 06/01/32	5,510	6,421
Pool# C68300 7.00%, 06/01/32	15,423	17,907
Pool# D99266 3.50%, 07/01/32	561,705	584,634
Pool# G01449 7.00%, 07/01/32	29,284	33,972
Pool# C68988 7.50%, 07/01/32	3,838	4,522
Pool# C69908 7.00%, 08/01/32	31,065	36,155
Pool# C70211 7.00%, 08/01/32	15,174	17,688
Pool# C91558 3.50%, 09/01/32	147,073	153,076
Pool# G01536 7.00%, 03/01/33	29,287	34,100
Pool# G30642 3.00%, 05/01/33	297,146	301,917
Pool# G30646 3.00%, 05/01/33	663,979	674,638
Pool# K90535 3.00%, 05/01/33	139,443	141,682
Pool# A16419 6.50%, 11/01/33	18,965	21,666
Pool# C01806 7.00%, 01/01/34	14,657	17,117
Pool# A21356 6.50%, 04/01/34	78,805	90,089
Pool# C01851 6.50%, 04/01/34	66,943	76,508
Pool# A22067 6.50%, 05/01/34	97,406	111,303
Pool# A24301 6.50%, 05/01/34	117,338	134,215
Pool# A24988 6.50%, 07/01/34	26,673	30,470
Pool# G01741 6.50%, 10/01/34	31,934	36,665
Pool# G08023 6.50%, 11/01/34	60,027	68,207
Pool# A33137 6.50%, 01/01/35	13,839	15,742
Pool# G01947 7.00%, 05/01/35	35,214	41,003
Pool# G08073 5.50%, 08/01/35	368,607	412,005
Pool# A37135 5.50%, 09/01/35	625,927	699,620
Pool# A47368 5.00%, 10/01/35	476,573	526,818
Pool# A38255 5.50%, 10/01/35	446,837	499,445
Pool# A38531 5.50%, 10/01/35	680,077	760,145
Pool# G08088 6.50%, 10/01/35	252,678	285,464
Pool# A39759 5.50%, 11/01/35	43,255	48,348
Pool# A40376 5.50%, 12/01/35	34,958	39,074
Pool# A42305 5.50%, 01/01/36	87,085	97,283
Pool# A41548 7.00%, 01/01/36	52,684	60,721
Pool# G08111 5.50%, 02/01/36	655,405	732,159
Pool# A43861 5.50%, 03/01/36	222,763	248,851
Pool# A43884 5.50%, 03/01/36	683,714	765,386
Pool# A43885 5.50%, 03/01/36	550,660	616,438
Pool# A43886 5.50%, 03/01/36	841,884	942,450
Pool# A48378 5.50%, 03/01/36	511,116	572,171
Pool# G08116 5.50%, 03/01/36	115,745	129,300
Pool# A48735 5.50%, 05/01/36	49,284	55,056
Pool# A53039 6.50%, 10/01/36	147,658	167,106
Pool# A53219 6.50%, 10/01/36	48,189	54,501
Pool# G05254 5.00%, 01/01/37	433,091	478,752
Pool# G04331 5.00%, 02/01/37	370,703	409,786
Pool# G05941 6.00%, 02/01/37	1,989,390	2,242,804
Pool# G03620 6.50%, 10/01/37	11,859	13,343
Pool# G03721 6.00%, 12/01/37	182,660	205,928
Pool# G03969 6.00%, 02/01/38	212,924	240,047
Pool# G04913 5.00%, 03/01/38	723,354	798,713
Pool# G05299 4.50%, 06/01/38	726,095	786,933
Pool# G04581 6.50%, 08/01/38	398,136	447,928
Pool# A81674 6.00%, 09/01/38	1,051,579	1,185,532
Pool# A85442 5.00%, 03/01/39	897,132	988,913
Pool# G05459 5.50%, 05/01/39	5,391,979	5,998,155
Pool# A86980 4.50%, 07/01/39	1,662,391	1,797,006
Pool# G05535 4.50%, 07/01/39	2,117,729	2,289,216

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A88133 4.50%, 08/01/39	$2,784,999	$3,010,519
Pool# A89500 4.50%, 10/01/39	258,607	279,548
Pool# A91165 5.00%, 02/01/40	9,449,407	10,439,749
Pool# A93996 4.50%, 09/01/40	1,914,833	2,068,693
Pool# A95407 4.00%, 12/01/40	1,098,032	1,158,380
Pool# A96049 4.00%, 01/01/41	3,376,760	3,562,350
Pool# A96050 4.00%, 01/01/41	3,112,687	3,283,763
Pool# A97040 4.00%, 02/01/41	1,493,121	1,575,184
Pool# G06818 4.00%, 11/01/41	349,981	368,998
Pool# G06842 4.00%, 12/01/41	202,968	213,996
Pool# Q05783 4.00%, 01/01/42	570,795	601,810
Pool# Q08977 4.00%, 06/01/42	369,293	389,128
Pool# Q11087 4.00%, 09/01/42	477,529	503,028
Pool# G07158 3.50%, 10/01/42	1,565,017	1,598,640
Pool# G07163 3.50%, 10/01/42	659,359	674,761
Pool# Q11532 3.50%, 10/01/42	475,506	485,722
Pool# Q12051 3.50%, 10/01/42	550,629	562,459
Pool# C09020 3.50%, 11/01/42	1,411,118	1,441,435
Pool# G07264 3.50%, 12/01/42	1,541,571	1,574,691
Pool# Q14292 3.50%, 01/01/43	271,905	278,256
Pool# Q14881 3.50%, 01/01/43	314,940	321,706
Pool# Q15774 3.00%, 02/01/43	2,798,601	2,767,226
Pool# Q15884 3.00%, 02/01/43	1,630,296	1,612,019
Pool# Q16470 3.00%, 03/01/43	2,699,059	2,675,548
Pool# V80002 2.50%, 04/01/43	928,299	879,418
Pool# G08528 3.00%, 04/01/43	11,742,265	11,610,623
Pool# Q16915 3.00%, 04/01/43	910,170	902,242
Pool# Q18523 3.50%, 05/01/43	3,006,226	3,069,873
Pool# G08534 3.00%, 06/01/43	3,650,703	3,607,493
Pool# Q18751 3.50%, 06/01/43	2,864,937	2,925,594
Pool# G07410 3.50%, 07/01/43	474,736	487,235
Pool# Q26869 4.00%, 06/01/44	2,469,189	2,608,370
Federal Home Loan Mortgage Corp. Gold Pool TBA
2.50%, 10/15/29	10,400,000	10,459,312
3.00%, 10/15/29	3,500,000	3,598,437
3.50%, 10/15/29	1,000,000	1,049,375
4.00%, 10/15/29	1,000,000	1,056,563
3.00%, 10/15/44	1,500,000	1,479,609
3.50%, 10/15/44	11,000,000	11,220,859
4.00%, 10/15/44	13,400,000	14,104,547
4.50%, 10/15/44	5,500,000	5,931,836
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478 3.34%, 07/01/41(a)	751,504	788,877
Pool# 2B0108 2.60%, 01/01/42(a)	195,549	203,789
Pool# 2B1381 1.76%, 06/01/43(a)	77,774	78,316
Federal National Mortgage Association Pool
Pool# 822023 5.50%, 07/01/20	2,144	2,314
Pool# 826869 5.50%, 08/01/20	182,955	197,132
Pool# 835228 5.50%, 08/01/20	5,003	5,394
Pool# 825811 5.50%, 09/01/20	4,219	4,542
Pool# 839585 5.50%, 09/01/20	25,951	27,978
Pool# 811505 5.50%, 10/01/20	9,285	10,004
Pool# 838565 5.50%, 10/01/20	175,631	189,352
Pool# 840102 5.50%, 10/01/20	118,354	127,676
Pool# 841947 5.50%, 10/01/20	6,358	6,869
Pool# 843102 5.50%, 10/01/20	5,521	5,952

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 839100 5.50%, 11/01/20	$4,030	$4,340
Pool# 840808 5.50%, 11/01/20	685	701
Pool# 830670 5.50%, 12/01/20	8,372	9,037
Pool# 788210 5.50%, 02/01/21	11,818	12,557
Pool# 867183 5.50%, 02/01/21	17,044	18,387
Pool# 811558 5.50%, 03/01/21	141,384	152,520
Pool# 870296 5.50%, 03/01/21	1,557	1,683
Pool# 878120 5.50%, 04/01/21	6,941	7,488
Pool# 811559 5.50%, 05/01/21	27,699	29,952
Pool# 879115 5.50%, 05/01/21	15,837	17,114
Pool# 885440 5.50%, 05/01/21	3,274	3,538
Pool# 845489 5.50%, 06/01/21	1,158	1,251
Pool# 880950 5.50%, 07/01/21	60,746	65,636
Pool# 870092 5.50%, 08/01/21	2,324	2,514
Pool# 896599 5.50%, 08/01/21	1,086	1,172
Pool# 903350 5.00%, 10/01/21	9,387	10,135
Pool# 894126 5.50%, 10/01/21	1,567	1,694
Pool# 902789 5.50%, 11/01/21	88,365	95,611
Pool# 901509 5.00%, 12/01/21	9,141	9,887
Pool# 906708 5.00%, 12/01/21	66,293	70,910
Pool# 928106 5.50%, 02/01/22	77,017	83,329
Pool# 913889 5.50%, 03/01/22	11,070	11,903
Pool# 914385 5.50%, 03/01/22	2,485	2,690
Pool# 913323 5.50%, 04/01/22	3,877	4,200
Pool# 913331 5.50%, 05/01/22	8,158	8,840
Pool# 899438 5.50%, 06/01/22	56,796	61,619
Pool# AA2549 4.00%, 04/01/24	479,016	510,190
Pool# 934863 4.00%, 06/01/24	755,334	804,490
Pool# AC1374 4.00%, 08/01/24	510,309	544,396
Pool# AC1529 4.50%, 09/01/24	1,223,717	1,310,524
Pool# AD0244 4.50%, 10/01/24	174,200	186,558
Pool# AD4089 4.50%, 05/01/25	1,234,589	1,322,939
Pool# 890216 4.50%, 07/01/25	319,752	342,634
Pool# AB1609 4.00%, 10/01/25	674,992	719,974
Pool# AH1361 3.50%, 12/01/25	562,711	593,506
Pool# AH1518 3.50%, 12/01/25	363,061	382,476
Pool# AH5616 3.50%, 02/01/26	1,749,318	1,843,413
Pool# AL0298 4.00%, 05/01/26	1,296,255	1,386,487
Pool# AB4277 3.00%, 01/01/27	1,741,482	1,800,801
Pool# AP4746 3.00%, 08/01/27	484,782	501,446
Pool# AP4640 3.00%, 09/01/27	210,285	217,514
Pool# AP7855 3.00%, 09/01/27	2,143,842	2,216,197
Pool# AB6886 3.00%, 11/01/27	258,037	266,988
Pool# AB6887 3.00%, 11/01/27	513,922	531,588
Pool# AQ3758 3.00%, 11/01/27	257,083	265,760
Pool# AQ4532 3.00%, 11/01/27	290,635	300,262
Pool# AQ5096 3.00%, 11/01/27	675,930	699,165
Pool# AQ7406 3.00%, 11/01/27	204,015	210,900
Pool# AQ2884 3.00%, 12/01/27	216,212	223,509
Pool# AS0487 2.50%, 09/01/28	920,211	928,514
Pool# 930998 4.50%, 04/01/29	188,550	204,982
Pool# AH1515 4.00%, 12/01/30	1,126,033	1,200,236

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AD0716 6.50%, 12/01/30	$3,526,274	$4,041,597
Pool# AB2121 4.00%, 01/01/31	175,396	186,954
Pool# MA0641 4.00%, 02/01/31	936,497	998,210
Pool# 560868 7.50%, 02/01/31	837	998
Pool# 607212 7.50%, 10/01/31	19,196	22,749
Pool# MA0895 3.50%, 11/01/31	978,935	1,018,896
Pool# 607632 6.50%, 11/01/31	153	176
Pool# MA1029 3.50%, 04/01/32	689,165	717,296
Pool# 545556 7.00%, 04/01/32	11,103	12,889
Pool# AO2565 3.50%, 05/01/32	268,640	279,606
Pool# 545605 7.00%, 05/01/32	15,102	17,531
Pool# AO5103 3.50%, 06/01/32	538,645	560,633
Pool# MA1107 3.50%, 07/01/32	93,285	97,093
Pool# 651361 7.00%, 07/01/32	11,687	13,576
Pool# AP1990 3.50%, 08/01/32	335,061	347,481
Pool# AP1997 3.50%, 08/01/32	141,100	146,860
Pool# AO7202 3.50%, 09/01/32	678,922	706,636
Pool# MA1166 3.50%, 09/01/32	543,600	565,790
Pool# 661664 7.50%, 09/01/32	19,165	22,736
Pool# AP3673 3.50%, 10/01/32	502,511	523,023
Pool# AB6962 3.50%, 11/01/32	740,066	770,276
Pool# AQ3343 3.50%, 11/01/32	459,933	478,708
Pool# 555346 5.50%, 04/01/33	146,367	164,309
Pool# 713560 5.50%, 04/01/33	14,926	16,727
Pool# 694846 6.50%, 04/01/33	19,249	22,149
Pool# 701261 7.00%, 04/01/33	1,493	1,735
Pool# AB9300 3.00%, 05/01/33	248,505	252,495
Pool# AB9402 3.00%, 05/01/33	658,127	668,693
Pool# AB9403 3.00%, 05/01/33	286,976	290,149
Pool# 555421 5.00%, 05/01/33	3,980,580	4,409,461
Pool# 555684 5.50%, 07/01/33	35,340	39,616
Pool# 720087 5.50%, 07/01/33	657,337	736,859
Pool# 728721 5.50%, 07/01/33	101,315	113,571
Pool# MA1527 3.00%, 08/01/33	2,783,364	2,823,701
Pool# 743235 5.50%, 10/01/33	69,348	77,814
Pool# 750229 6.50%, 10/01/33	60,818	69,356
Pool# 755872 5.50%, 12/01/33	662,989	743,196
Pool# 725221 5.50%, 01/01/34	16,932	18,981
Pool# 725223 5.50%, 03/01/34	1,776	1,991
Pool# 725228 6.00%, 03/01/34	1,502,509	1,699,840
Pool# 725425 5.50%, 04/01/34	1,020,056	1,143,458
Pool# 725423 5.50%, 05/01/34	91,884	103,000
Pool# 725594 5.50%, 07/01/34	398,987	447,255
Pool# 788027 6.50%, 09/01/34	85,303	96,599
Pool# 807310 7.00%, 11/01/34	8,705	10,043
Pool# 735141 5.50%, 01/01/35	1,279,942	1,433,985
Pool# 889852 5.50%, 05/01/35	34,806	39,016
Pool# 256023 6.00%, 12/01/35	1,120,087	1,264,299
Pool# 745418 5.50%, 04/01/36	223,110	249,474
Pool# 745516 5.50%, 05/01/36	125,472	139,631
Pool# 889745 5.50%, 06/01/36	18,627	20,881
Pool# 888635 5.50%, 09/01/36	439,870	493,084

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 995065 5.50%, 09/01/36	$729,212	$817,229
Pool# 995024 5.50%, 08/01/37	276,211	309,281
Pool# 925172 7.00%, 08/01/37	20,394	23,285
Pool# 995050 6.00%, 09/01/37	2,789,277	3,148,396
Pool# 955194 7.00%, 11/01/37	286,906	327,443
Pool# 928940 7.00%, 12/01/37	117,295	133,829
Pool# 990810 7.00%, 10/01/38	188,742	213,959
Pool# AA9611 4.00%, 07/01/39	2,252,665	2,382,105
Pool# 994002 4.00%, 08/01/39	3,945,477	4,191,915
Pool# AC9895 3.25%, 04/01/40(a)	1,593,041	1,667,149
Pool# AC9890 3.31%, 04/01/40(a)	3,486,998	3,649,705
Pool# AB1388 4.50%, 08/01/40	1,830,471	1,978,553
Pool# AD8536 5.00%, 08/01/40	1,043,164	1,152,412
Pool# AB1735 3.50%, 11/01/40	32,468	33,317
Pool# AE9747 4.50%, 12/01/40	2,362,378	2,553,490
Pool# 932888 3.50%, 01/01/41	465,029	478,780
Pool# 932891 3.50%, 01/01/41	77,028	79,221
Pool# AB2067 3.50%, 01/01/41	806,863	827,949
Pool# AB2068 3.50%, 01/01/41	462,118	474,194
Pool# AL0390 5.00%, 05/01/41	2,011,484	2,222,140
Pool# AJ1249 3.31%, 09/01/41(a)	983,390	1,033,882
Pool# AI9851 4.50%, 09/01/41	133,696	144,638
Pool# AL0761 5.00%, 09/01/41	546,872	604,144
Pool# AJ5431 4.50%, 10/01/41	232,346	251,433
Pool# AJ4861 4.00%, 12/01/41	476,877	503,385
Pool# AK0714 2.44%, 02/01/42(a)	273,717	284,742
Pool# AB5185 3.50%, 05/01/42	1,152,490	1,180,447
Pool# AO3575 4.50%, 05/01/42	81,842	88,540
Pool# AO4647 3.50%, 06/01/42	2,026,268	2,075,421
Pool# AO8036 4.50%, 07/01/42	2,196,583	2,375,313
Pool# AP1919 4.50%, 07/01/42	204,084	220,722
Pool# AB6017 3.50%, 08/01/42	2,240,328	2,294,673
Pool# AP2092 4.50%, 08/01/42	96,988	104,879
Pool# AP6579 3.50%, 09/01/42	1,855,531	1,898,803
Pool# AB6524 3.50%, 10/01/42	3,388,122	3,468,723
Pool# AB7074 3.00%, 11/01/42	1,784,818	1,763,832
Pool# AB6786 3.50%, 11/01/42	465,816	476,679
Pool# AL2677 3.50%, 11/01/42	1,758,495	1,801,427
Pool# AQ1569 3.50%, 11/01/42	1,153,479	1,180,378
Pool# AQ2432 3.00%, 12/01/42	927,294	916,391
Pool# AL3000 3.50%, 12/01/42	2,176,130	2,226,878
Pool# AR4210 3.50%, 01/01/43	452,286	462,692
Pool# AT4982 1.90%, 04/01/43(a)	144,688	146,719
Pool# AB9188 3.00%, 04/01/43	393,100	388,233
Pool# AR8213 3.50%, 04/01/43	480,090	491,736
Pool# AB9236 3.00%, 05/01/43	466,457	462,649
Pool# AB9237 3.00%, 05/01/43	1,513,143	1,499,607
Pool# AB9238 3.00%, 05/01/43	1,998,686	1,979,558
Pool# AT4137 3.00%, 05/01/43	741,240	732,061
Pool# AB9362 3.50%, 05/01/43	2,479,672	2,542,536
Pool# AT2731 3.50%, 05/01/43	2,325,973	2,379,489
Pool# AT4250 2.08%, 06/01/43(a)	257,391	259,127

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AT4145 3.00%, 06/01/43	$569,420	$563,970
Pool# AT5897 3.00%, 06/01/43	490,317	484,246
Pool# AT9057 3.00%, 06/01/43	759,541	749,899
Pool# AB9814 3.00%, 07/01/43	1,970,983	1,951,505
Pool# AR7426 3.00%, 07/01/43	884,099	872,876
Pool# AT6871 3.00%, 07/01/43	274,462	271,063
Pool# AU1628 3.00%, 07/01/43	6,269,345	6,189,754
Pool# AS0203 3.00%, 08/01/43	1,328,307	1,315,180
Pool# AU4934 3.00%, 08/01/43	1,154,325	1,139,671
Pool# AS0516 3.00%, 09/01/43	3,952,708	3,902,527
Pool# AL4471 4.00%, 09/01/43	1,156,232	1,224,477
Pool# AV6103 4.00%, 01/01/44	5,352,187	5,644,675
Pool# AV6104 4.00%, 01/01/44	3,549,881	3,743,876
Pool# AS3161 4.00%, 08/01/44	4,405,516	4,647,647
Federal National Mortgage Association Pool TBA
2.50%, 10/25/29	17,200,000	17,292,718
3.00%, 10/25/29	9,067,663	9,338,277
3.50%, 10/25/29	2,600,000	2,732,844
4.00%, 10/25/29	2,500,000	2,644,531
2.50%, 10/25/44	1,500,000	1,421,133
3.00%, 10/25/44	7,400,000	7,293,047
3.50%, 10/25/44	16,100,000	16,453,445
4.00%, 10/25/44	24,500,000	25,818,788
4.50%, 10/25/44	20,200,000	21,795,485
5.00%, 10/25/44	500,000	551,797
Government National Mortgage Association I Pool
Pool# 279461 9.00%, 11/15/19	573	654
Pool# 376510 7.00%, 05/15/24	2,583	2,943
Pool# 457801 7.00%, 08/15/28	5,802	6,768
Pool# 486936 6.50%, 02/15/29	2,840	3,261
Pool# 502969 6.00%, 03/15/29	9,054	10,233
Pool# 487053 7.00%, 03/15/29	3,836	4,470
Pool# 781014 6.00%, 04/15/29	7,619	8,623
Pool# 509099 7.00%, 06/15/29	4,131	4,846
Pool# 470643 7.00%, 07/15/29	16,289	19,091
Pool# 434505 7.50%, 08/15/29	188	222
Pool# 416538 7.00%, 10/15/29	356	406
Pool# 524269 8.00%, 11/15/29	8,660	10,356
Pool# 781124 7.00%, 12/15/29	19,252	22,496
Pool# 507396 7.50%, 09/15/30	89,307	106,249
Pool# 531352 7.50%, 09/15/30	5,000	5,952
Pool# 536334 7.50%, 10/15/30	225	268
Pool# 540659 7.00%, 01/15/31	1,028	1,210
Pool# 486019 7.50%, 01/15/31	2,263	2,699
Pool# 535388 7.50%, 01/15/31	2,358	2,812
Pool# 537406 7.50%, 02/15/31	527	617
Pool# 528589 6.50%, 03/15/31	41,755	48,306
Pool# 508473 7.50%, 04/15/31	10,804	12,770
Pool# 544470 8.00%, 04/15/31	3,698	4,453
Pool# 781287 7.00%, 05/15/31	9,362	10,975
Pool# 549742 7.00%, 07/15/31	5,547	6,491
Pool# 781319 7.00%, 07/15/31	2,930	3,443
Pool# 485879 7.00%, 08/15/31	12,965	15,265
Pool# 572554 6.50%, 09/15/31	141,427	163,399
Pool# 555125 7.00%, 09/15/31	914	1,075
Pool# 781328 7.00%, 09/15/31	9,234	10,823
Pool# 550991 6.50%, 10/15/31	1,669	1,928

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 571267 7.00%, 10/15/31	$1,393	$1,641
Pool# 574837 7.50%, 11/15/31	2,843	3,388
Pool# 555171 6.50%, 12/15/31	1,590	1,841
Pool# 781380 7.50%, 12/15/31	2,695	3,202
Pool# 781481 7.50%, 01/15/32	13,801	16,378
Pool# 580972 6.50%, 02/15/32	711	823
Pool# 781401 7.50%, 02/15/32	7,427	8,840
Pool# 781916 6.50%, 03/15/32	157,711	181,073
Pool# 552474 7.00%, 03/15/32	9,114	10,739
Pool# 781478 7.50%, 03/15/32	5,181	6,155
Pool# 781429 8.00%, 03/15/32	8,729	10,528
Pool# 781431 7.00%, 04/15/32	33,161	38,973
Pool# 568715 7.00%, 05/15/32	49,891	58,887
Pool# 552616 7.00%, 06/15/32	49,921	58,787
Pool# 570022 7.00%, 07/15/32	44,764	52,598
Pool# 583645 8.00%, 07/15/32	6,885	8,359
Pool# 595077 6.00%, 10/15/32	15,470	17,591
Pool# 596657 7.00%, 10/15/32	5,629	6,589
Pool# 552903 6.50%, 11/15/32	243,908	281,460
Pool# 552952 6.00%, 12/15/32	18,592	21,135
Pool# 588192 6.00%, 02/15/33	11,268	12,810
Pool# 602102 6.00%, 02/15/33	18,548	21,122
Pool# 553144 5.50%, 04/15/33	68,838	77,152
Pool# 604243 6.00%, 04/15/33	33,483	38,091
Pool# 611526 6.00%, 05/15/33	10,580	12,049
Pool# 553320 6.00%, 06/15/33	55,281	62,883
Pool# 572733 6.00%, 07/15/33	10,553	12,017
Pool# 573916 6.00%, 11/15/33	41,383	47,151
Pool# 604788 6.50%, 11/15/33	157,109	181,039
Pool# 604875 6.00%, 12/15/33	71,192	80,882
Pool# 781688 6.00%, 12/15/33	87,158	99,162
Pool# 781690 6.00%, 12/15/33	35,290	40,143
Pool# 781699 7.00%, 12/15/33	14,589	17,155
Pool# 621856 6.00%, 01/15/34	40,539	46,101
Pool# 564799 6.00%, 03/15/34	161,042	182,962
Pool# 630038 6.50%, 08/15/34	102,996	118,563
Pool# 781804 6.00%, 09/15/34	100,966	114,761
Pool# 781847 6.00%, 12/15/34	89,985	102,273
Pool# 486921 5.50%, 02/15/35	31,673	35,644
Pool# 781902 6.00%, 02/15/35	78,487	89,260
Pool# 781933 6.00%, 06/15/35	12,514	14,229
Pool# 649510 5.50%, 10/15/35	644,474	724,278
Pool# 649513 5.50%, 10/15/35	1,000,020	1,123,851
Pool# 652207 5.50%, 03/15/36	370,289	415,794
Pool# 652539 5.00%, 05/15/36	41,332	45,735
Pool# 655519 5.00%, 05/15/36	58,195	64,394
Pool# 606308 5.50%, 05/15/36	78,577	88,234
Pool# 606314 5.50%, 05/15/36	31,600	35,493
Pool# 657912 6.50%, 08/15/36	10,396	11,870
Pool# 697957 4.50%, 03/15/39	3,992,234	4,334,537
Pool# 704630 5.50%, 07/15/39	149,300	168,855
Pool# 710724 4.50%, 08/15/39	1,674,776	1,825,440

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 722292 5.00%, 09/15/39	$3,534,969	$3,891,642
Pool# 782803 6.00%, 11/15/39	1,603,933	1,806,095
Pool# 733312 4.00%, 09/15/40	178,782	191,569
Pool# 742235 4.00%, 12/15/40	589,189	628,016
Pool# 690662 4.00%, 01/15/41	128,105	137,268
Pool# 719486 4.00%, 01/15/41	89,183	95,562
Pool# 742244 4.00%, 01/15/41	453,142	485,552
Pool# 753826 4.00%, 01/15/41	134,970	144,454
Pool# 755958 4.00%, 01/15/41	442,569	474,223
Pool# 755959 4.00%, 01/15/41	332,236	356,725
Pool# 759075 4.00%, 01/15/41	375,191	402,847
Pool# 757555 4.00%, 02/15/41	58,160	62,447
Pool# 757557 4.00%, 02/15/41	90,984	97,491
Pool# 759207 4.00%, 02/15/41	686,498	737,100
Pool# 738107 4.00%, 03/15/41	1,275,116	1,363,129
Pool# 778869 4.00%, 02/15/42	690,594	736,158
Pool# AD2254 3.50%, 03/15/43	248,055	257,173
Pool# AD8789 3.50%, 03/15/43	1,344,370	1,393,786
Pool# AA6403 3.00%, 05/15/43	2,103,290	2,120,380
Pool# AD2411 3.50%, 05/15/43	1,118,515	1,159,629
Government National Mortgage Association I Pool TBA
3.00%, 10/15/44	1,850,000	1,861,996
3.50%, 10/15/44	2,100,000	2,169,726
4.50%, 10/15/44	3,000,000	3,254,297
Government National Mortgage Association II Pool
Pool# G23851 5.50%, 05/20/36	1,438,796	1,609,429
Pool# G24245 6.00%, 09/20/38	655,511	733,761
Pool# G24559 5.00%, 10/20/39	1,745,964	1,946,273
Pool# G24715 5.00%, 06/20/40	401,042	447,052
Pool# G24747 5.00%, 07/20/40	4,963,235	5,532,651
Pool# G24771 4.50%, 08/20/40	4,393,284	4,789,881
Pool# G24802 5.00%, 09/20/40	2,819,219	3,142,658
Pool# G24834 4.50%, 10/20/40	940,896	1,025,834
Pool# 737727 4.00%, 12/20/40	3,506,641	3,725,258
Pool# 737730 4.00%, 12/20/40	969,733	1,030,190
Pool# G24923 4.50%, 01/20/41	1,430,389	1,558,621
Pool# G24978 4.50%, 03/20/41	227,019	247,371
Pool# G25017 4.50%, 04/20/41	2,674,837	2,914,632
Pool# G25056 5.00%, 05/20/41	780,450	866,574
Pool# G25082 4.50%, 06/20/41	945,247	1,026,812
Pool# G25175 4.50%, 09/20/41	967,143	1,050,597
Pool# G2675523 3.50%, 03/20/42	799,987	825,862
Pool# G25332 4.00%, 03/20/42	979,955	1,041,049
Pool# G2MA0392 3.50%, 09/20/42	4,001,155	4,143,696
Pool# G2MA0534 3.50%, 11/20/42	5,920,709	6,131,635
Pool# G2MA0852 3.50%, 03/20/43	3,160,916	3,273,524
Pool# G2MA0934 3.50%, 04/20/43	2,968,087	3,073,825
Pool# G2AF1001 3.50%, 06/20/43	1,503,312	1,551,934
Government National Mortgage Association II Pool TBA
3.00%, 10/15/44	20,000,000	20,129,688
3.50%, 10/15/44	10,400,000	10,751,000
4.00%, 10/15/44	15,700,000	16,653,039
4.50%, 10/15/44	2,000,000	2,169,531

Total U.S. Government Mortgage Backed Agencies (cost $540,979,357)		548,464,611

U.S. Government Sponsored & Agency Obligations 3.2%

	Principal Amount	Market Value
Federal Farm Credit Bank 4.88%, 01/17/17	695,000	757,145
Federal Home Loan Banks 4.88%, 05/17/17(b)	1,125,000	1,236,612
5.25%, 06/05/17	3,000,000	3,323,194
5.50%, 07/15/36	1,500,000	1,948,945

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. 0.88%, 03/07/18	$4,000,000	$3,930,030
3.75%, 03/27/19	1,870,000	2,028,880
1.38%, 05/01/20(b)	3,500,000	3,373,190
2.38%, 01/13/22(b)	3,000,000	2,986,931
6.75%, 09/15/29(b)	557,000	791,269
6.25%, 07/15/32	1,245,000	1,737,673
Federal National Mortgage Association 4.38%, 10/15/15	1,618,000	1,686,117
0.38%, 07/05/16(b)	10,000,000	9,968,217
0.75%, 11/25/16	4,500,000	4,496,950
5.38%, 06/12/17	1,995,000	2,221,520
0.88%, 12/20/17(b)	6,000,000	5,924,444
0.88%, 05/21/18(b)	7,310,000	7,158,516
1.75%, 06/20/19(b)	500,000	497,980
6.25%, 05/15/29	500,000	675,232
Financing Corp. (FICO) 9.80%, 11/30/17	18,000	22,784
Tennessee Valley Authority 6.25%, 12/15/17	50,000	57,796
4.50%, 04/01/18	4,635,000	5,111,278
4.88%, 01/15/48	500,000	577,189

Total U.S. Government Sponsored & Agency Obligations (cost $58,661,236)		60,511,892

U.S. Treasury Bonds 5.6%

	Principal Amount	Market Value
U.S. Treasury Bonds 8.75%, 05/15/17	124,000	149,207
8.13%, 08/15/19	1,900,000	2,468,812
8.50%, 02/15/20(b)	2,138,000	2,866,924
8.00%, 11/15/21	2,210,000	3,057,397
6.25%, 08/15/23(b)	6,000,000	7,852,500
6.88%, 08/15/25(b)	1,613,000	2,277,102
6.13%, 11/15/27	5,000,000	6,870,313
5.25%, 02/15/29	1,200,000	1,545,000
4.50%, 02/15/36(b)	1,000,000	1,233,906
5.00%, 05/15/37	305,000	402,314
4.25%, 05/15/39	2,000,000	2,391,562
4.50%, 08/15/39	1,480,000	1,836,125
4.38%, 11/15/39	2,000,000	2,439,688
4.63%, 02/15/40	5,000,000	6,329,688
4.38%, 05/15/40	2,600,000	3,178,500
3.88%, 08/15/40	1,000,000	1,131,563
4.25%, 11/15/40	3,400,000	4,082,125
4.75%, 02/15/41	7,400,000	9,580,688
4.38%, 05/15/41	1,500,000	1,839,375
3.75%, 08/15/41	8,000,000	8,877,500
3.13%, 11/15/41	7,100,000	7,041,203
3.13%, 02/15/42	2,000,000	1,980,000
2.75%, 08/15/42	5,500,000	5,037,656
2.75%, 11/15/42	1,500,000	1,371,797
3.13%, 02/15/43	4,750,000	4,679,492
2.88%, 05/15/43	2,000,000	1,873,125
3.63%, 08/15/43	2,000,000	2,161,250
3.75%, 11/15/43	5,000,000	5,525,000
3.63%, 02/15/44	2,500,000	2,700,781
U.S. Treasury Bonds - WI Reopening 3.38%, 05/15/44	500,000	516,094
3.13%, 08/15/44(b)	3,000,000	2,951,250

Total U.S. Treasury Bonds (cost $98,765,613)		106,247,937

U.S. Treasury Notes 30.2%

	Principal Amount	Market Value
U.S. Treasury Notes 0.25%, 10/31/15(b)	25,000,000	25,027,345
4.50%, 11/15/15(b)	6,372,000	6,679,648
1.38%, 11/30/15	7,000,000	7,095,157
2.13%, 12/31/15	11,000,000	11,257,812
2.00%, 01/31/16	10,000,000	10,229,688
2.13%, 02/29/16(b)	20,500,000	21,025,312
2.38%, 03/31/16(b)	2,000,000	2,060,000
2.00%, 04/30/16(b)	9,000,000	9,225,000
1.75%, 05/31/16(b)	2,000,000	2,043,125
3.25%, 06/30/16	6,135,000	6,429,289
0.50%, 08/31/16(b)	9,500,000	9,489,609
1.00%, 08/31/16(b)	27,000,000	27,215,158
3.00%, 08/31/16(b)	14,000,000	14,647,500
1.00%, 09/30/16(b)	4,000,000	4,030,000
3.00%, 09/30/16	2,460,000	2,576,466
0.63%, 11/15/16(b)	15,000,000	14,981,250
0.88%, 11/30/16	7,000,000	7,025,157
0.88%, 12/31/16(b)	7,500,000	7,518,750
3.25%, 12/31/16(b)	12,650,000	13,353,656
0.88%, 01/31/17	4,000,000	4,007,500
4.63%, 02/15/17(b)	6,365,000	6,934,866
0.88%, 02/28/17	5,000,000	5,004,688
3.00%, 02/28/17(b)	2,475,000	2,603,777
1.00%, 03/31/17(b)	5,000,000	5,014,844
0.88%, 04/30/17(b)	2,000,000	1,997,500
4.50%, 05/15/17(b)	21,275,000	23,236,289
0.75%, 06/30/17(b)	5,000,000	4,966,406
2.50%, 06/30/17(b)	5,530,000	5,756,384
0.88%, 07/15/17(b)	10,000,000	9,965,625
0.50%, 07/31/17	8,000,000	7,878,750
0.88%, 08/15/17(b)	12,000,000	11,941,874
1.88%, 08/31/17	5,000,000	5,115,625
1.00%, 09/15/17	3,000,000	2,995,312
0.75%, 10/31/17(b)	12,000,000	11,846,250
4.25%, 11/15/17	3,710,000	4,060,711
0.63%, 11/30/17	5,000,000	4,909,375
2.25%, 11/30/17(b)	4,400,000	4,543,000
0.88%, 01/31/18(b)	7,000,000	6,907,032
0.75%, 02/28/18(b)	2,500,000	2,452,344
0.75%, 03/31/18	8,600,000	8,422,625
2.38%, 05/31/18(b)	8,000,000	8,273,750
1.38%, 09/30/18	13,000,000	12,918,750
1.25%, 10/31/18(b)	2,000,000	1,975,000
1.25%, 11/30/18	5,000,000	4,931,250
1.50%, 12/31/18	4,225,000	4,203,875
1.38%, 02/28/19(b)	4,000,000	3,948,750
1.63%, 03/31/19	7,000,000	6,980,312

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Treasury Notes (continued)

	Principal Amount	Market Value
U.S. Treasury Notes (continued)
3.13%, 05/15/19	$5,000,000	$5,312,500
1.13%, 05/31/19(b)	2,000,000	1,945,000
1.50%, 05/31/19	500,000	494,766
1.00%, 06/30/19(b)	4,500,000	4,344,610
3.63%, 08/15/19(b)	11,000,000	11,955,625
1.00%, 08/31/19	9,000,000	8,662,500
1.63%, 08/31/19(b)	4,000,000	3,972,500
1.75%, 09/30/19	8,000,000	7,988,750
3.38%, 11/15/19(b)	5,360,000	5,770,375
1.38%, 01/31/20	2,000,000	1,948,125
3.63%, 02/15/20	7,480,000	8,154,368
1.25%, 02/29/20	9,700,000	9,372,625
1.13%, 03/31/20(b)	5,000,000	4,790,625
3.50%, 05/15/20(b)	19,400,000	21,024,750
1.38%, 05/31/20	3,500,000	3,388,984
1.88%, 06/30/20	3,000,000	2,983,125
2.00%, 07/31/20(b)	7,000,000	7,002,188
2.13%, 08/31/20	5,000,000	5,025,781
1.75%, 10/31/20	6,000,000	5,886,563
2.00%, 11/30/20	3,000,000	2,983,594
2.38%, 12/31/20	1,000,000	1,015,781
2.00%, 02/28/21	1,000,000	991,406
3.13%, 05/15/21	1,000,000	1,059,688
2.13%, 06/30/21	5,000,000	4,978,125
2.25%, 07/31/21(b)	3,000,000	3,009,844
2.13%, 08/15/21	1,500,000	1,492,500
2.13%, 09/30/21	3,000,000	2,980,781
2.00%, 11/15/21	6,000,000	5,906,250
1.75%, 05/15/22(b)	4,000,000	3,845,000
1.63%, 08/15/22	3,000,000	2,848,594
1.63%, 11/15/22(b)	6,800,000	6,426,000
2.00%, 02/15/23(b)	4,000,000	3,881,250
1.75%, 05/15/23(b)	8,000,000	7,582,500
2.75%, 11/15/23(b)	5,000,000	5,125,000
2.75%, 02/15/24(b)	2,500,000	2,558,984
2.50%, 05/15/24	7,000,000	7,004,375
U.S. Treasury Notes - WI Reopening, 2.38%, 08/15/24	4,200,000	4,151,437

Total U.S. Treasury Notes (cost $569,149,658)		573,567,255

Yankee Dollars 0.4%

	Principal Amount	Market Value
Banks 0.0%†
Westpac Banking Corp., 4.63%, 06/01/18	147,000	156,905

Chemicals 0.0%†
Agrium, Inc. 3.15%, 10/01/22	50,000	49,036
6.13%, 01/15/41	150,000	179,598
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	125,000	151,409

		380,043

Electric Utilities 0.0%†
Hydro Quebec, 8.40%, 01/15/22	220,000	288,630

Energy Equipment & Services 0.0%†
Weatherford International Ltd., 5.50%, 02/15/16	74,000	78,355

Gas Utilities 0.1%
Enbridge, Inc., 5.60%, 04/01/17	500,000	549,958
TransCanada PipeLines Ltd., 5.85%, 03/15/36	750,000	871,795

		1,421,753

Metals & Mining 0.0%†
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	80,000	97,943
Teck Resources Ltd., 3.85%, 08/15/17	100,000	105,517
Xstrata Canada Corp., 6.20%, 06/15/35	77,000	85,066

		288,526

Oil, Gas & Consumable Fuels 0.2%
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	365,000	402,658
Encana Corp., 6.50%, 08/15/34	350,000	440,431
Nexen, Inc. 5.88%, 03/10/35	133,000	153,650
6.40%, 05/15/37	350,000	431,979
Petro-Canada, 5.95%, 05/15/35	271,000	321,964
Statoil ASA, 6.80%, 01/15/28	350,000	457,078
Suncor Energy, Inc., 6.50%, 06/15/38	500,000	635,703
Talisman Energy, Inc., 7.25%, 10/15/27	133,000	166,248

		3,009,711

Road & Rail 0.1%
Canadian National Railway Co. 6.90%, 07/15/28	242,000	323,205
6.20%, 06/01/36	236,000	305,245

		628,450

Supranational 0.0%†
Inter-American Development Bank, 6.80%, 10/15/25	413,000	546,766

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	100,000	109,697

Total Yankee Dollars (cost $5,977,924)		6,908,836

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Mutual Fund 3.5%

	Shares	Market Value
Money Market Fund 3.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(g)	67,090,936	$67,090,936

Total Mutual Fund (cost $67,090,936)		67,090,936

Repurchase Agreements 1.5%

	Principal Amount	Market Value
Barclays Capital, Inc., 0.01%, dated 09/30/14, due 10/07/14, repurchase price $5,000,010, collateralized by U.S. Government Treasury Securities, 2.00%, maturing 02/28/21; total market value $5,100,001.(h)	$5,000,000	5,000,000
BNP Paribas Securities Corp., 0.00%, dated 09/30/14, due 10/01/14, repurchase price $2,000,000, collateralized by U.S. Government Agency Securities ranging from 0.00% - 7.25%, maturing 10/10/14 - 07/15/37; total market value $2,040,004.(h)	2,000,000	2,000,000
Credit Suisse (USA) LLC, 0.00%, dated 09/30/14, due 10/01/14, repurchase price $20,941,913, collateralized by U.S. Government Agency Securities ranging from 1.50% - 4.50%, maturing 11/20/21 - 08/20/43; total market value $21,360,757.(h)	20,941,913	20,941,913

Total Repurchase Agreements (cost $27,941,913)		27,941,913

Total Investments (cost $1,935,862,499) (i) — 104.3%		1,984,389,627
Liabilities in excess of other assets — (4.3)%		(82,525,606)

NET ASSETS — 100.0%		$1,901,864,021

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2014. The maturity date represents the actual maturity date.
(b)	The security or a portion of this security is on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $373,050,003, which was collateralized by repurchase agreements with a value of $27,941,913 and $353,927,827 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% - 36.28%, and maturity dates ranging from 10/31/14 - 07/20/64, a total value of $381,869,740.
(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2014. The maturity date reflects the next call date.
(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2014.
(e)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2014 was $4,015,621 which represents 0.21% of net assets.
(f)	Investment in affiliate.
(g)	Represents 7-day effective yield as of September 30, 2014.
(h)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2014 was $27,941,913.
(i)	At September 30, 2014, the tax basis cost of the Fund’s investments was $1,936,255,167, tax unrealized appreciation and depreciation were $60,311,568 and $(12,177,108), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ACES	Alternative Credit Enhancement Services
AG	Stock Corporation
AGM	Assured Guaranty Municipal Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
COP	Certificates of Participation
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SpA	Limited Share Company
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$8,513,837	$—	$8,513,837
Commercial Mortgage Backed Securities	—	35,041,617	—	35,041,617
Corporate Bonds	—	467,889,952	—	467,889,952
Municipal Bonds	—	18,978,394	—	18,978,394
Mutual Fund	67,090,936	—	—	67,090,936
Repurchase Agreements	—	27,941,913	—	27,941,913
Sovereign Bonds	—	63,232,447	—	63,232,447
U.S. Government Mortgage Backed Agencies	—	548,464,611	—	548,464,611
U.S. Government Sponsored & Agency Obligations	—	60,511,892	—	60,511,892
U.S. Treasury Bonds	—	106,247,937	—	106,247,937
U.S. Treasury Notes	—	573,567,255	—	573,567,255
Yankee Dollars	—	6,908,836	—	6,908,836

Total	$67,090,936	$1,917,298,691	$—	$1,984,389,627

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2014 (Unaudited)

NVIT CardinalSM Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Funds 90.0%
NVIT Multi-Manager International Growth Fund, Class Y(a)	911,667	$10,219,790
NVIT Multi-Manager International Value Fund, Class Y(a)	1,107,864	11,820,910
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	1,033,477	13,404,194
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	1,354,870	15,730,044
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	396,092	4,709,535
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	495,514	5,500,202
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	162,360	3,135,177
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	326,145	4,709,535
NVIT Multi-Manager Small Company Fund, Class Y(a)	70,946	1,560,819

Total Equity Funds (cost $68,463,484)		70,790,206

Fixed Income Funds 10.1%
NVIT Core Bond Fund, Class Y(a)	355,969	3,965,493
NVIT Core Plus Bond Fund, Class Y(a)	341,571	3,962,222

Total Fixed Income Funds (cost $7,859,062)		7,927,715

Total Mutual Funds (cost $76,322,546)		78,717,921

Total Investments (cost $76,322,546) (b) — 100.1%		78,717,921
Liabilities in excess of other assets — (0.1)%		(40,754)

NET ASSETS — 100.0%		$78,677,167

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2014, the tax basis cost of the Fund’s investments was $76,409,987, tax unrealized appreciation and depreciation were $3,120,283 and $(812,349), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT CardinalSM Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2014 (Unaudited)

NVIT CardinalSM Balanced Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 49.8%
NVIT Multi-Manager International Growth Fund, Class Y(a)	11,890,849	$133,296,412
NVIT Multi-Manager International Value Fund, Class Y(a)	14,620,083	155,996,287
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	19,443,109	252,177,119
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	27,315,157	317,128,972
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	5,779,782	68,721,611
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	10,368,733	115,092,937
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,150,682	22,219,671
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	3,019,096	43,595,748
NVIT Multi-Manager Small Company Fund, Class Y(a)	987,277	21,720,098

Total Equity Funds (cost $928,837,505)		1,129,948,855

Fixed Income Funds 50.2%
NVIT Core Bond Fund, Class Y(a)	28,613,913	318,758,988
NVIT Core Plus Bond Fund, Class Y(a)	27,439,558	318,298,877
NVIT Short Term Bond Fund, Class Y(a)	47,630,753	502,980,749

Total Fixed Income Funds (cost $1,120,987,250)		1,140,038,614

Total Mutual Funds (cost $2,049,824,755)		2,269,987,469

Total Investments (cost $2,049,824,755) (b) — 100.0%		2,269,987,469
Liabilities in excess of other assets — 0.0%†		(700,040)

NET ASSETS — 100.0%		$2,269,287,429

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2014, the tax basis cost of the Fund’s investments was $2,050,582,762, tax unrealized appreciation and depreciation were $219,404,707 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT CardinalSM Balanced Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2014 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 69.7%
NVIT Multi-Manager International Growth Fund, Class Y(a)	23,333,091	$261,563,952
NVIT Multi-Manager International Value Fund, Class Y(a)	29,309,938	312,737,033
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	34,384,251	445,963,742
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	45,984,900	533,884,692
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	10,123,882	120,372,961
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	18,875,892	209,522,403
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	3,095,814	59,780,168
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	6,080,671	87,804,889
NVIT Multi-Manager Small Company Fund, Class Y(a)	1,332,872	29,323,178

Total Equity Funds (cost $1,711,792,008)		2,060,953,018

Fixed Income Funds 30.3%
NVIT Core Bond Fund, Class Y(a)	26,767,316	298,187,905
NVIT Core Plus Bond Fund, Class Y(a)	25,705,854	298,187,905
NVIT Short Term Bond Fund, Class Y(a)	28,237,491	298,187,905

Total Fixed Income Funds (cost $879,025,279)		894,563,715

Total Mutual Funds (cost $2,590,817,287)		2,955,516,733

Total Investments (cost $2,590,817,287) (b) — 100.0%		2,955,516,733
Liabilities in excess of other assets — 0.0%†		(923,949)

NET ASSETS — 100.0%		$2,954,592,784

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2014, the tax basis cost of the Fund’s investments was $2,592,378,406, tax unrealized appreciation and depreciation were $363,138,327 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2014 (Unaudited)

NVIT CardinalSM Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 19.8%
NVIT Multi-Manager International Growth Fund, Class Y(a)	1,355,662	$15,196,970
NVIT Multi-Manager International Value Fund, Class Y(a)	2,149,351	22,933,576
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	2,956,735	38,348,850
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	4,630,146	53,755,995
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	631,743	7,511,423
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	1,369,090	15,196,903

Total Equity Funds (cost $134,793,665)		152,943,717

Fixed Income Funds 78.2%
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	4,886,074	46,368,844
NVIT Core Bond Fund, Class Y(a)	11,801,415	131,467,763
NVIT Core Plus Bond Fund, Class Y(a)	11,323,666	131,354,526
NVIT Short Term Bond Fund, Class Y(a)	27,791,971	293,483,215

Total Fixed Income Funds (cost $600,538,028)		602,674,348

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	15,563,778	15,563,778

Total Money Market Fund (cost $15,563,778)		15,563,778

Total Mutual Funds (cost $750,895,471)		771,181,843

Total Investments (cost $750,895,471) (c) — 100.0%		771,181,843
Liabilities in excess of other assets — 0.0%†		(257,036)

NET ASSETS — 100.0%		$770,924,807

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2014.
(c)	At September 30, 2014, the tax basis cost of the Fund’s investments was $751,071,801, tax unrealized appreciation and depreciation were $20,143,578 and $(33,536), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT CardinalSM Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2014 (Unaudited)

NVIT CardinalSM Managed Growth Fund

Mutual Funds 94.7%

	Shares	Market Value
Equity Funds 56.9%
NVIT Multi-Manager International Growth Fund, Class Y(a)	3,651,629	$40,934,766
NVIT Multi-Manager International Value Fund, Class Y(a)	4,807,686	51,298,008
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	6,299,998	81,710,977
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	8,446,087	98,059,071
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	2,064,480	24,546,665
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	3,340,247	37,076,740
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	310,516	5,996,064
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	1,219,261	17,606,122
NVIT Multi-Manager Small Company Fund, Class Y(a)	267,162	5,877,567

Total Equity Funds (cost $385,554,460)		363,105,980

Fixed Income Funds 37.8%
NVIT Core Bond Fund, Class Y(a)	6,512,270	72,546,692
NVIT Core Plus Bond Fund, Class Y(a)	6,256,250	72,572,496
NVIT Short Term Bond Fund, Class Y(a)	9,102,639	96,123,866

Total Fixed Income Funds (cost $239,444,382)		241,243,054

Total Mutual Funds (cost $624,998,842)		604,349,034

Total Investments (cost $624,998,842) (b) — 94.7%		604,349,034
Other assets in excess of liabilities — 5.3%		33,593,238

NET ASSETS — 100.0%		$637,942,272

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2014, the tax basis cost of the Fund’s investments was $625,047,713, tax unrealized appreciation and depreciation were $1,795,047 and $(22,493,726), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT CardinalSM Managed Growth Fund (Continued)

At September 30, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
197	Mini MSCI EAFE	12/19/14	$18,121,045	$(540,808)
49	Russell 2000 Mini Future	12/19/14	5,373,340	(327,529)
322	S&P 500 E-Mini	12/19/14	31,644,550	(373,573)
83	S&P MID 400 E-Mini	12/19/14	11,332,820	(537,097)

			$66,471,755	$(1,779,007)

At September 30, 2014, the fund has $3,753,604 segregated as collateral with the broker for open futures contracts.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT CardinalSM Managed Growth Fund (Continued)

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT CardinalSM Managed Growth Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its investment objectives in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2014

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(1,779,007)

Total		$(1,779,007)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2014 (Unaudited)

NVIT CardinalSM Managed Growth and Income Fund

Mutual Funds 94.7%

	Shares	Market Value
Equity Funds 47.4%
NVIT Multi-Manager International Growth Fund, Class Y(a)	1,580,048	$17,712,343
NVIT Multi-Manager International Value Fund, Class Y(a)	1,889,402	20,159,915
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	2,687,760	34,860,252
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	3,729,556	43,300,142
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	780,716	9,282,715
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	1,403,497	15,578,818
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	156,600	3,023,943
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	410,143	5,922,462
NVIT Multi-Manager Small Company Fund, Class Y(a)	134,850	2,966,696

Total Equity Funds (cost $162,572,989)		152,807,286

Fixed Income Funds 47.3%
NVIT Core Bond Fund, Class Y(a)	3,839,969	42,777,251
NVIT Core Plus Bond Fund, Class Y(a)	3,688,593	42,787,675
NVIT Short Term Bond Fund, Class Y(a)	6,328,164	66,825,409

Total Fixed Income Funds (cost $151,425,641)		152,390,335

Total Mutual Funds (cost $313,998,630)		305,197,621

Total Investments (cost $313,998,630) (b) — 94.7%		305,197,621
Other assets in excess of liabilities — 5.3%		16,980,805

NET ASSETS — 100.0%		$322,178,426

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2014, the tax basis cost of the Fund’s investments was $314,053,684, tax unrealized appreciation and depreciation were $959,745 and $(9,815,808), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT CardinalSM Managed Growth and Income Fund (Continued)

At September 30, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
168	Mini MSCI EAFE	12/19/14	$15,453,480	$(450,386)
41	Russell 2000 Mini Future	12/19/14	4,496,060	(279,178)
279	S&P 500 E-Mini	12/19/14	27,418,725	(315,193)
71	S&P MID 400 E-Mini	12/19/14	9,694,340	(450,647)

			$57,062,605	$(1,495,404)

At September 30, 2014, the Fund has $2,686,268 segregated as collateral with the broker for open futures contracts.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT CardinalSM Managed Growth and Income Fund (Continued)

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT CardinalSM Managed Growth and Income Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to more closely approximate the performance of its benchmark indices or for tactical hedging purposes. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its investment objectives in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2014

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	(1,495,404)

Total		$(1,495,404)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2014 (Unaudited)

NVIT CardinalSM Moderate Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 59.7%
NVIT Multi-Manager International Growth Fund, Class Y(a)	18,110,016	$203,013,281
NVIT Multi-Manager International Value Fund, Class Y(a)	24,092,861	257,070,831
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	30,069,075	389,995,901
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	40,987,179	475,861,144
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	10,093,909	120,016,578
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	16,201,866	179,840,708
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,608,964	31,069,086
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	6,084,087	87,854,210
NVIT Multi-Manager Small Company Fund, Class Y(a)	1,329,482	29,248,593

Total Equity Funds (cost $1,465,886,360)		1,773,970,332

Fixed Income Funds 40.3%
NVIT Core Bond Fund, Class Y(a)	32,263,275	359,412,880
NVIT Core Plus Bond Fund, Class Y(a)	31,037,575	360,035,876
NVIT Short Term Bond Fund, Class Y(a)	45,204,841	477,363,123

Total Fixed Income Funds (cost $1,179,618,971)		1,196,811,879

Total Fixed Income Funds (cost $2,645,505,331)		2,970,782,211

Total Investments (cost $2,645,505,331) (b) — 100.0%		2,970,782,211
Liabilities in excess of other assets — 0.0%†		(923,150)

NET ASSETS — 100.0%		$2,969,859,061

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2014, the tax basis cost of the Fund’s investments was $2,646,202,317, tax unrealized appreciation and depreciation were $324,579,894 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT CardinalSM Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2014 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 79.8%
NVIT Multi-Manager International Growth Fund, Class Y(a)	4,961,927	$55,623,207
NVIT Multi-Manager International Value Fund, Class Y(a)	5,650,856	60,294,628
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	5,810,155	75,357,715
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	7,652,200	88,842,044
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,946,371	23,142,355
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	2,940,746	32,642,279
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	477,690	9,224,200
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	1,263,977	18,251,832
NVIT Multi-Manager Small Company Fund, Class Y(a)	417,637	9,188,003

Total Equity Funds (cost $310,531,146)		372,566,263

Fixed Income Funds 20.2%
NVIT Core Bond Fund, Class Y(a)	3,179,614	35,420,898
NVIT Core Plus Bond Fund, Class Y(a)	3,051,117	35,392,956
NVIT Short Term Bond Fund, Class Y(a)	2,250,196	23,762,068

Total Fixed Income Funds (cost $93,561,899)		94,575,922

Total Mutual Funds (cost $404,093,045)		467,142,185

Total Investments (cost $404,093,045) (b) — 100.0%		467,142,185
Liabilities in excess of other assets — 0.0%†		(163,425)

NET ASSETS — 100.0%		$466,978,760

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2014, the tax basis cost of the Fund’s investments was $404,706,102, tax unrealized appreciation and depreciation were $62,436,083 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2014 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 39.5%
NVIT Multi-Manager International Growth Fund, Class Y(a)	3,082,457	$34,554,339
NVIT Multi-Manager International Value Fund, Class Y(a)	4,894,699	52,226,440
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	6,101,344	79,134,428
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	9,825,908	114,078,791
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,453,819	17,285,905
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	3,131,505	34,759,705
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	587,589	8,484,790
NVIT Multi-Manager Small Company Fund, Class Y(a)	389,823	8,576,098

Total Equity Funds (cost $291,307,496)		349,100,496

Fixed Income Funds 60.5%
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	2,796,370	26,537,550
NVIT Core Bond Fund, Class Y(a)	12,031,233	134,027,934
NVIT Core Plus Bond Fund, Class Y(a)	11,527,729	133,721,652
NVIT Short Term Bond Fund, Class Y(a)	22,747,858	240,217,382

Total Fixed Income Funds (cost $529,244,659)		534,504,518

Total Mutual Funds (cost $820,552,155)		883,605,014

Total Investments (cost $820,552,155) (b) — 100.0%		883,605,014
Liabilities in excess of other assets — 0.0%†		(292,200)

NET ASSETS — 100.0%		$883,312,814

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2014, the tax basis cost of the Fund’s investments was $820,581,263, tax unrealized appreciation and depreciation were $63,023,751 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 2.8%

	Principal Amount	Market Value
Automobiles 0.0%†
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.20%, 09/16/19(a)	$601,068	$603,768

Other 2.8%
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T3, Class A3, 1.79%, 05/15/46(a)	6,000,000	5,946,156
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 0.99%, 08/25/34(b)	8,464,475	8,347,966
Thacher Park CLO, Series 2014-1A, Class B, 0.00%, 10/20/26(a)(b)	28,000,000	28,000,000

		42,294,122

Total Asset-Backed Securities (cost $42,638,880)		42,897,890

Collateralized Mortgage Obligations 5.3%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 2653, Class C, 3.88%, 06/15/23	4,450,291	4,690,745
Series 3451, Class VB, 5.00%, 05/15/28	690,678	695,814
Series 3036, Class TM, 4.50%, 12/15/34	3,057,374	3,194,655
Series 3189, Class PC, 6.00%, 08/15/35	1,903,516	1,953,754
Series 3665, Class KA, 3.00%, 05/15/36	3,465,334	3,596,261
Series 3540, Class LN, 4.50%, 04/15/38	3,529,783	3,703,319
Federal National Mortgage Association REMICS Series 2010-86, Class VB, 3.00%, 05/25/28	4,285,637	4,382,487
Series 2005-53, Class MH, 5.50%, 03/25/34	1,254,610	1,282,548
Series 2007-6, Class PA, 5.50%, 02/25/37	1,361,411	1,492,303
Series 2010-122, Class TG, 3.00%, 04/25/39	4,172,354	4,326,570
Series 2009-78, Class BM, 4.00%, 06/25/39	2,325,128	2,455,171
Government National Mortgage Association Series 2010-61, Class PC, 4.50%, 02/20/37	8,000,000	8,547,391
Series 2010-6, Class PC, 5.00%, 03/16/37	15,000,000	16,109,652
Series 2010-37, Class ML, 4.50%, 12/20/38	12,000,000	12,854,739
Series 2010-112, Class QM, 2.50%, 09/20/39	4,023,968	4,081,953
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A5, 1.09%, 11/25/34(b)	1,519,927	1,456,232
RALI Trust, Series 2004-QS2, Class CB, 5.75%, 02/25/34	6,060,108	6,259,255

Total Collateralized Mortgage Obligations (cost $79,283,407)		81,082,849

Commercial Mortgage Backed Securities 4.7%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-2, Class AM, 4.91%, 07/10/43(b)	700,000	713,970
Series 2005-6, Class AJ, 5.35%, 09/10/47(b)	730,000	755,275
Series 2005-6, Class A4, 5.35%, 09/10/47(b)	2,485,322	2,563,851
Bear Stearns Commercial Mortgage Securities Series 2004-T16, Class A6, 4.75%, 02/13/46(b)	29,239	29,268
Series 2005-T18, Class A4, 4.93%, 02/13/42(b)	1,430,376	1,444,770
Series 2006-T22, Class AM, 5.76%, 04/12/38(b)	500,000	530,499
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B, 5.90%, 12/10/49(b)	2,000,000	2,012,372
COMM Mortgage Trust, Series 2014- TWC, Class B, 1.75%, 02/13/32(a)(b)	10,000,000	10,018,095
DBUBS Mortgage Trust Series 2011-LC1A, Class A1, 3.74%, 11/10/46(a)	2,249,148	2,322,547
Series 2011-LC1A, Class A3, 5.00%, 11/10/46(a)	2,250,000	2,506,701
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4, 5.44%, 03/10/39	8,000,000	8,609,790

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
Greenwich Capital Commercial Funding Corp. (continued)	$750,000	$793,809
Series 2007-GG9, Class AM, 5.48%, 03/10/39
GS Mortgage Securities Corp. II Series 2006-GG8, Class A4, 5.56%, 11/10/39	2,000,000	2,141,761
Series 2006-GG8, Class AM, 5.59%, 11/10/39	2,000,000	2,152,256
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42(b)	1,000,000	1,031,749
Series 2006-LDP6, Class A4, 5.47%, 04/15/43(b)	1,305,015	1,373,287
LB-UBS Commercial Mortgage Trust Series 2005-C1, Class AJ, 4.81%, 02/15/40	2,200,000	2,206,980
Series 2005-C7, Class AJ, 5.32%, 11/15/40(b)	1,500,000	1,554,584
Series 2008-C1, Class A2, 6.32%, 04/15/41(b)	1,500,000	1,681,471
Morgan Stanley Capital I Series 2005-T19, Class AJ, 4.98%, 06/12/47(b)	1,000,000	1,021,345
Series 2006-T21, Class A4, 5.16%, 10/12/52(b)	2,500,000	2,591,421
Series 2006-T23, Class AM, 5.98%, 08/12/41(b)	1,479,000	1,586,130
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	997,336	1,092,614
Series 2011-C1, Class A2, 3.88%, 09/15/47(a)	2,500,000	2,582,418
Series 2011-C1, Class A4, 5.03%, 09/15/47(a)(b)	3,000,000	3,330,008
Morgan Stanley Capital I Trust Series 2014-CPT, Class AM, 3.52%, 07/13/29(a)(b)	3,500,000	3,583,158
Series 2014-CPT, Class C, 3.56%, 07/13/29(a)(b)	11,000,000	11,090,578

Total Commercial Mortgage Backed Securities (cost $69,786,875)		71,320,707

Corporate Bonds 63.2%

	Principal Amount	Market Value
Aerospace & Defense 0.8%
L-3 Communications Corp., 5.20%, 10/15/19	5,000,000	5,522,706
Northrop Grumman Corp., 5.05%, 08/01/19	6,000,000	6,680,121

		12,202,827

Airlines 1.5%
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	10,902,833	11,652,948
British Airways PLC, Series 2013-1, Class A, 4.63%, 06/20/24(a)	9,661,442	10,216,975
Continental Airlines Pass-Through Trust, Series 2002-2, Class A-1, 7.71%, 04/02/21	288,500	324,923

		22,194,846

Automobiles 1.1%
American Honda Finance Corp., 2.50%, 09/21/15(a)	3,000,000	3,059,912
7.63%, 10/01/18(a)	4,000,000	4,838,830
Hyundai Capital America, 2.88%, 08/09/18(a)(c)	5,000,000	5,119,834
Toyota Motor Credit Corp., 4.50%, 06/17/20	3,250,000	3,589,592

		16,608,168

Banks 13.0%
Bank of America Corp., 1.27%, 01/15/19(b)	10,000,000	10,144,657
2.60%, 01/15/19	7,000,000	6,979,698
4.00%, 04/01/24	5,000,000	5,052,105
4.20%, 08/26/24	5,000,000	4,948,821
Bank of America NA, 5.30%, 03/15/17	4,000,000	4,332,652
6.10%, 06/15/17	11,800,000	13,139,671
Capital One NA, 2.40%, 09/05/19	8,000,000	7,918,557
Citigroup, Inc., 2.50%, 07/29/19	5,000,000	4,952,384
CoBank, ACB, 7.88%, 04/16/18(a)	15,685,000	18,374,863
0.83%, 06/15/22(a)(b)	10,000,000	9,350,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.63%, 12/01/23(c)	5,000,000	5,183,927
Fifth Third Bancorp, 4.50%, 06/01/18	6,350,000	6,844,242
Fifth Third Bank, 2.88%, 10/01/21	5,000,000	4,922,467
HSBC Bank USA NA, 6.00%, 08/09/17	3,000,000	3,348,097

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value
Banks (continued)
HSBC Bank USA NA, (continued)
4.88%, 08/24/20	$3,000,000	$3,316,702
HSBC Holdings PLC, 5.25%, 03/14/44	2,750,000	2,894,761
Huntington Bancshares, Inc., 2.60%, 08/02/18	5,000,000	5,057,998
7.00%, 12/15/20	2,500,000	2,994,251
ING Bank NV, 5.13%, 05/01/15(a)	14,300,000	14,658,324
JPMorgan Chase & Co., 7.90%, 04/30/18(d)	1,000,000	1,085,000
3.88%, 09/10/24	3,000,000	2,933,846
JPMorgan Chase Bank NA, 6.00%, 10/01/17	8,350,000	9,338,374
PNC Bank NA, 2.70%, 11/01/22	10,300,000	9,838,071
Sovereign Bank, 8.75%, 05/30/18	7,500,000	9,049,240
Standard Chartered Bank, 6.40%, 09/26/17(a)	11,900,000	13,296,273
SunTrust Bank, 0.52%, 08/24/15(b)	5,000,000	4,992,731
5.20%, 01/17/17	5,000,000	5,398,869
Wells Fargo & Co., 4.10%, 06/03/26	7,000,000	6,962,579

		197,309,160

Beverages 1.2%
Anheuser-Busch InBev Finance, Inc., 3.70%, 02/01/24	10,000,000	10,064,226
Anheuser-Busch InBev Worldwide, Inc., 6.88%, 11/15/19	1,500,000	1,800,567
Molson Coors Brewing Co., 3.50%, 05/01/22	5,750,000	5,773,575

		17,638,368

Biotechnology 0.9%
Celgene Corp., 3.25%, 08/15/22	7,000,000	6,943,250
4.00%, 08/15/23	2,000,000	2,071,305
4.63%, 05/15/44	2,350,000	2,294,033
Gilead Sciences, Inc., 4.80%, 04/01/44	3,000,000	3,148,300

		14,456,888

Capital Markets 0.9%
FMR LLC, 7.49%, 06/15/19(a)	3,250,000	3,921,221
6.50%, 12/14/40(a)	3,000,000	3,848,420
5.15%, 02/01/43(a)	3,000,000	3,256,704
Morgan Stanley, 5.75%, 01/25/21	2,000,000	2,272,395

		13,298,740

Chemicals 2.4%
Agrium, Inc., 6.75%, 01/15/19	7,173,000	8,435,723
CF Industries, Inc., 7.13%, 05/01/20	5,000,000	6,006,250
3.45%, 06/01/23	6,000,000	5,881,742
Cytec Industries, Inc., 3.50%, 04/01/23	10,000,000	9,799,735
Mosaic Global Holdings, Inc., 7.38%, 08/01/18	5,000,000	5,868,359

		35,991,809

Commercial Services & Supplies 0.1%
GATX Corp., 5.20%, 03/15/44	1,000,000	1,063,387

Communications Equipment 0.3%
Motorola Solutions, Inc., 4.00%, 09/01/24(c)	5,000,000	4,872,706

Consumer Finance 0.8%
Student Loan Marketing Association, 0.00%, 10/03/22	14,956,000	11,555,439

Diversified Financial Services 2.4%
General Electric Capital Corp., 6.00%, 08/07/19	2,000,000	2,332,183
5.30%, 02/11/21	6,000,000	6,764,114
4.65%, 10/17/21	5,000,000	5,527,359
5.40%, 05/15/22	1,125,000	1,247,124
Hyundai Capital Services, Inc., 3.50%, 09/13/17(a)	13,740,000	14,317,080
MassMutual Global Funding II, 3.60%, 04/09/24(a)	3,000,000	3,073,526
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	2,500,000	3,290,377

		36,551,763

Diversified Telecommunication Services 1.8%
AT&T, Inc., 5.50%, 02/01/18	10,000,000	11,182,941
Verizon Communications, Inc., 2.55%, 06/17/19	7,000,000	7,024,746
5.15%, 09/15/23	9,000,000	9,951,893

		28,159,580

Electric Utilities 2.4%
Exelon Generation Co. LLC, 4.25%, 06/15/22	5,000,000	5,196,921

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Shares	Market Value
ITC Holdings Corp., 6.05%, 01/31/18(a)	4,150,000	$4,662,058
3.65%, 06/15/24	12,000,000	12,050,361
NextEra Energy Capital Holdings, Inc., 2.70%, 09/15/19	5,000,000	5,053,346
Oncor Electric Delivery Co. LLC, 6.80%, 09/01/18	2,000,000	2,344,598
PPL Capital Funding, Inc., 4.20%, 06/15/22	7,000,000	7,426,094

		36,733,378

Electronic Equipment & Instruments 0.7%
Koninklijke Philips Electronics NV, 3.75%, 03/15/22	10,000,000	10,417,287

Energy Equipment & Services 0.2%
Weatherford International Ltd., 6.00%, 03/15/18	1,000,000	1,124,877
Weatherford International, Inc., 6.35%, 06/15/17	1,465,000	1,643,827

		2,768,704

Food & Staples Retailing 1.8%
CVS Pass-Through Trust, 6.04%, 12/10/28	7,143,501	8,232,725
6.94%, 01/10/30	11,955,536	14,640,047
Sysco Corp., 3.50%, 10/02/24	5,000,000	5,000,924

		27,873,696

Food Products 2.5%
ConAgra Foods, Inc., 4.95%, 08/15/20	4,250,000	4,661,586
3.20%, 01/25/23	7,234,000	6,923,011
Kraft Foods Group, Inc., 3.50%, 06/06/22	10,000,000	10,129,024
Tyson Foods, Inc., 2.65%, 08/15/19	2,150,000	2,157,821
3.95%, 08/15/24(c)	14,350,000	14,328,630

		38,200,072

Gas Utilities 3.6%
Enbridge Energy Partners LP, 5.20%, 03/15/20	4,500,000	5,003,946
4.20%, 09/15/21	10,450,000	10,984,742
Energy Transfer Partners LP, 6.50%, 02/01/42	2,000,000	2,279,098
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21	5,000,000	4,935,464
3.95%, 09/01/22	5,000,000	4,963,697
4.15%, 02/01/24	5,000,000	4,947,243
Spectra Energy Partners LP, 4.60%, 06/15/21	2,700,000	2,929,981
4.75%, 03/15/24	12,000,000	12,860,559
Williams Partners LP, 5.40%, 03/04/44	5,000,000	5,261,849

		54,166,579

Health Care Providers & Services 1.5%
Dignity Health, 3.13%, 11/01/22	6,000,000	5,697,217
Express Scripts Holding Co., 4.75%, 11/15/21	5,000,000	5,460,392
3.50%, 06/15/24	5,000,000	4,895,803
Hospira, Inc., 6.05%, 03/30/17	6,784,000	7,411,502

		23,464,914

Information Technology Services 0.2%
Audatex North America, Inc., 6.00%, 06/15/21(a)	3,035,000	3,118,462

Insurance 3.4%
Aflac, Inc., 3.63%, 06/15/23	11,000,000	11,103,774
Five Corners Funding Trust, 4.42%, 11/15/23(a)	18,750,000	19,625,081
Liberty Mutual Group, Inc., 4.95%, 05/01/22(a)	8,000,000	8,607,268
MetLife Institutional Funding II, 1.63%, 04/02/15(a)	5,000,000	5,030,457
MetLife, Inc., 6.75%, 06/01/16	4,000,000	4,387,861
Prudential Financial, Inc., 4.75%, 09/17/15	3,000,000	3,117,338

		51,871,779

Media 0.9%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 03/15/22	5,000,000	5,081,852
NBCUniversal Media LLC, 4.38%, 04/01/21	4,000,000	4,362,354
Time Warner Cable, Inc., 6.75%, 07/01/18	3,250,000	3,778,641

		13,222,847

Metals & Mining 1.9%
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 03/15/20	2,500,000	2,483,908
3.55%, 03/01/22	3,650,000	3,557,400
3.88%, 03/15/23	12,900,000	12,705,305
5.45%, 03/15/43	1,000,000	1,018,066
Kinross Gold Corp., 6.88%, 09/01/41	5,000,000	5,200,163
Xstrata (Canada) Financial Corp., 4.95%, 11/15/21(a)	2,000,000	2,127,053
Xstrata Finance (Canada) Ltd., 5.80%, 11/15/16(a)	2,148,000	2,338,984

		29,430,879

Oil, Gas & Consumable Fuels 7.1%
BP AMI Leasing, Inc., 5.52%, 05/08/19(a)	3,000,000	3,373,206
BP Capital Markets PLC, 2.24%, 05/10/19	10,000,000	9,924,263
3.56%, 11/01/21	8,000,000	8,233,761

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc., 4.90%, 06/01/44(c)	$2,000,000	$1,940,277
Devon Energy Corp., 4.00%, 07/15/21	2,460,000	2,597,844
Encana Corp., 3.90%, 11/15/21(c)	8,000,000	8,334,113
Global Marine, Inc., 7.00%, 06/01/28	1,000,000	1,091,471
Murphy Oil Corp., 3.70%, 12/01/22	15,500,000	15,117,352
Noble Holding International Ltd., 3.95%, 03/15/22(c)	10,000,000	9,761,405
Petroleos Mexicanos, 3.50%, 01/30/23	5,000,000	4,784,807
Plains Exploration & Production Co., 8.63%, 10/15/19	5,000,000	5,220,000
Pride International, Inc., 6.88%, 08/15/20	2,500,000	2,935,232
Rowan Cos., Inc., 5.00%, 09/01/17	6,280,000	6,785,321
4.88%, 06/01/22	2,830,000	2,943,010
4.75%, 01/15/24	5,000,000	5,026,603
Transocean, Inc., 7.38%, 04/15/18	5,500,000	6,192,821
6.50%, 11/15/20(c)	3,000,000	3,177,815
6.38%, 12/15/21(c)	8,000,000	8,504,607
6.80%, 03/15/38	1,500,000	1,459,589
7.35%, 12/15/41	1,000,000	1,066,867

		108,470,364

Pharmaceuticals 2.0%
AbbVie, Inc., 1.75%, 11/06/17	5,000,000	4,982,953
2.90%, 11/06/22	8,000,000	7,638,098
Novartis Capital Corp., 4.40%, 05/06/44	3,000,000	3,113,575
Watson Pharmaceuticals, Inc., 1.88%, 10/01/17	7,416,000	7,352,092
3.25%, 10/01/22	7,000,000	6,728,370

		29,815,088

Real Estate Investment Trusts (REITs) 3.7%
CommonWealth REIT, 6.25%, 06/15/17	1,250,000	1,356,446
Corporate Office Properties LP, 3.70%, 06/15/21	12,500,000	12,434,851
Highwoods Realty LP, 5.85%, 03/15/17	1,380,000	1,513,220
Piedmont Operating Partnership LP, 4.45%, 03/15/24	10,000,000	10,148,058
ProLogis LP, 2.75%, 02/15/19	10,000,000	10,111,119
3.35%, 02/01/21	5,000,000	4,991,987
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 09/17/19(a)	7,000,000	7,035,031
3.75%, 09/17/24(a)	8,000,000	8,001,350

		55,592,062

Road & Rail 2.2%
Burlington Northern Santa Fe LLC, 4.90%, 04/01/44	7,250,000	7,652,706
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	5,000,000	5,491,416
CSX Corp., 3.40%, 08/01/24(c)	10,000,000	9,993,117
ERAC USA Finance LLC, 2.80%, 11/01/18(a)	5,000,000	5,112,104
United Parcel Service, Inc., 5.13%, 04/01/19	5,000,000	5,636,409

		33,885,752

Thrifts & Mortgage Finance 0.4%
BPCE SA, 4.50%, 03/15/25(a)	6,500,000	6,337,008

Tobacco 1.5%
Altria Group, Inc., 4.75%, 05/05/21	4,000,000	4,366,138
4.00%, 01/31/24(c)	8,250,000	8,411,265
Reynolds American, Inc., 3.25%, 11/01/22	3,000,000	2,892,622
4.85%, 09/15/23	7,000,000	7,472,150

		23,142,175

Total Corporate Bonds (cost $935,179,027)		960,414,727

Municipal Bonds 2.2%

	Principal Amount	Market Value
California 1.5%
Northern California Power Agency, RB, Series B, 7.31%, 06/01/40	3,885,000	4,668,255
State of California, GO 5.70%, 11/01/21	10,250,000	12,292,722
6.65%, 03/01/22	4,000,000	4,925,360

		21,886,337

District of Columbia 0.7%
Metropolitan Washington Airports Authority, RB 7.46%, 10/01/46	6,000,000	8,113,020
Series D, 8.00%, 10/01/47	2,000,000	2,621,540

		10,734,560

Total Municipal Bonds (cost $30,245,821)		32,620,897

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Bond Fund (Continued)

Sovereign Bond 0.8%

	Principal Amount	Market Value
ISRAEL 0.8%
Israel Government AID Bond, 5.50%, 12/04/23	$10,602,000	$12,818,631

Total Sovereign Bond (cost $12,782,012)		12,818,631

U.S. Government Mortgage Backed Agencies 4.5%

	Principal Amount	Market Value
Federal National Mortgage Association Pool
Pool# 464279 4.30%, 07/01/21	2,636,623	2,721,057
Pool# 874296 6.35%, 02/01/25	2,527,622	2,972,582
Pool# AU3180 3.00%, 08/01/28	13,668,216	14,116,704
Pool# AP0524 3.00%, 07/01/42	6,278,770	6,208,869
Pool# AP4507 3.00%, 09/01/42	11,923,039	11,782,850
Pool# AQ9116 3.00%, 12/01/42	12,950,648	12,798,377
Pool# AR4239 3.00%, 02/01/43	13,932,628	13,760,103
Pool# AR9398 3.50%, 06/01/43	3,097,601	3,168,870

Total U.S. Government Mortgage Backed Agencies (cost $69,710,341)		67,529,412

U.S. Government Sponsored & Agency Obligations 10.0%

	Principal Amount	Market Value
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 5.13%, 04/19/17(a)	8,225,000	9,054,834
Federal Farm Credit Banks 2.80%, 11/05/14	10,000,000	10,025,688
0.65%, 03/28/17	10,000,000	9,934,684
Federal Home Loan Banks 2.75%, 03/13/15	5,000,000	5,058,341
3.63%, 03/12/21	8,000,000	8,635,109
5.00%, 03/12/21	5,000,000	5,814,729
Federal Home Loan Mortgage Corp. 5.35%, 08/01/15	13,000,000	13,557,240
5.13%, 11/17/17	8,000,000	8,961,618
Federal National Mortgage Association 4.38%, 10/15/15	24,000,000	25,010,381
0.00%, 06/01/17	1,000,000	971,382
Private Export Funding Corp. 3.05%, 10/15/14	10,000,000	10,010,177
2.25%, 12/15/17	7,000,000	7,198,682
4.30%, 12/15/21	20,000,000	22,129,668
Tennessee Valley Authority 5.88%, 04/01/36	11,793,000	15,362,348

Total U.S. Government Sponsored & Agency Obligations (cost $146,473,256)		151,724,881

U.S. Treasury Notes 4.4%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Note, 2.13%, 01/15/19(c)(e)	3,000,000	3,637,009
U.S. Treasury Notes 0.75%, 02/28/18(c)	12,000,000	11,771,250
0.63%, 04/30/18(c)	45,000,000	43,811,721
1.63%, 11/15/22(c)	8,000,000	7,560,000

Total U.S. Treasury Notes (cost $68,200,774)		66,779,980

Yankee Dollars 1.7%

	Principal Amount	Market Value
Chemicals 1.0%
Agrium, Inc., 7.13%, 05/23/36	1,500,000	1,966,144
Potash Corp of Saskatchewan, Inc., 3.63%, 03/15/24(c)	12,525,000	12,845,028

		14,811,172

Energy Equipment & Services 0.3%
Weatherford International Ltd., 6.50%, 08/01/36	4,700,000	5,420,130

Metals & Mining 0.2%
Xstrata Canada Corp., 6.00%, 10/15/15	2,740,000	2,879,406

Oil, Gas & Consumable Fuels 0.2%
Nexen, Inc., 7.40%, 05/01/28	2,000,000	2,616,116

Total Yankee Dollars (cost $24,237,772)		25,726,824

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Bond Fund (Continued)

Repurchase Agreements 0.4%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.00%, dated 09/30/14, due 10/01/14, repurchase price $2,000,000, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 7.25%, maturing 10/10/14 - 07/15/37; total market value $2,040,004.(f)	$2,000,000	$2,000,000
Credit Suisse (USA) LLC, 0.00%,dated 09/30/14, due 10/01/14, repurchase price $3,881,333, collateralized by U.S. Government Agency Securities, ranging from 1.50% - 4.50%, maturing 11/20/21 - 08/20/43; total market value $3,958,960.(f)	3,881,333	3,881,333

Total Repurchase Agreements (cost $5,881,333)		5,881,333

Total Investments (cost $1,484,419,498) (g) — 100.0%		1,518,798,131
Other assets in excess of liabilities — 0.0%†		25,394

NET ASSETS — 100.0%		$1,518,823,525

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2014 was $261,738,287 which represents 17.23% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2014. The maturity date represents the actual maturity date.
(c)	The security or a portion of this security is on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $104,738,694, which was collateralized by repurchase agreements with a value of $5,881,333 and $101,701,527 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% - 36.28%, and maturity dates ranging from 12/20/14 - 07/20/64, a total market value of $107,582,860.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2014. The maturity date reflects the next call date.
(e)	Principal amounts are not adjusted for inflation.
(f)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2014 was $5,881,333.
(g)	At September 30, 2014, the tax basis cost of the Fund’s investments was $1,484,419,498, tax unrealized appreciation and depreciation were $43,220,614 and $(8,841,981), respectively.
†	Amount rounds to less than 0.1%.

ACB	Agricultural Credit Bank
AID	Agency for International Development
BA	Limited
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 2 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 4.0%

	Principal Amount	Market Value
Home Equity 1.5%
Accredited Mortgage Loan Trust Series 2005-3, Class M1, 0.60%, 09/25/35(a)	$4,255,000	$4,016,624
Series 2005-4, Class A2D, 0.47%, 12/25/35(a)	1,404,232	1,392,193
Asset Backed Securities Corp. Home Equity, Series 2006-HE1, Class A3, 0.35%, 01/25/36(a)	3,298,786	3,237,238
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE2, Class M1, 0.90%, 05/25/35(a)(b)	3,500,000	3,300,916
JP Morgan Mortgage Acquisition Trust, Series 2006-CW1, Class A4, 0.30%, 05/25/36(a)	380,721	377,229
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 0.43%, 02/25/36(a)	7,480,000	6,711,859
Residential Asset Securities Corp., Series 2004-KS5, Class MII1, 0.93%, 06/25/34(a)	1,273,903	1,022,538
Structured Asset Securities Corp., Series 2006-NC1, Class A4, 0.30%, 05/25/36(a)	1,964,970	1,886,260

		21,944,857

Other 2.5%
Carrington Mortgage Loan Trust Series 2005-OPT2, Class M4, 1.13%, 05/25/35(a)	3,954,000	3,315,894
Series 2006-NC1, Class A4, 0.46%, 01/25/36(a)	6,000,000	5,076,121
Series 2006-RFC1, Class A3, 0.30%, 05/25/36(a)	2,217,192	2,057,860
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH1, Class M2, 0.52%, 01/25/36(a)	1,410,000	1,261,271
GSAMP Trust, Series 2006-HE1, Class M1, 0.54%, 01/25/36(a)	1,860,000	1,425,688
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1, 0.25%, 03/25/47(a)	1,579,898	1,154,424
Park Place Securities, Inc. Series 2004-WHQ2, Class M3, 1.19%, 02/25/35(a)	3,080,000	2,936,639
Series 2004-WWF1, Class M4, 1.80%, 12/25/34(a)	5,460,000	5,261,002
Residential Asset Mortgage Products, Inc. Series 2003-RS2, Class AII, 0.83%, 03/25/33(a)	1,486,944	1,291,161
Series 2006-RZ1, Class M1, 0.55%, 03/25/36(a)	2,700,000	2,491,270
Structured Asset Investment Loan Trust Series 2004-6, Class A3, 0.95%, 07/25/34(a)	2,839,478	2,777,609
Series 2004-8, Class M1, 1.05%, 09/25/34(a)	2,159,551	2,091,350
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF4, Class M4, 0.73%, 11/25/35(a)	5,800,000	5,058,095
Series 2006-AM1, Class A4, 0.31%, 04/25/36(a)	893,148	862,595

		37,060,979

Total Asset-Backed Securities (cost $50,170,487)		59,005,836

Commercial Mortgage Backed Securities 8.4%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2006-3, Class A4, 5.89%, 07/10/44(a)	1,073,602	1,143,792
Series 2006-5, Class A4, 5.41%, 09/10/47	5,450,000	5,763,643
Series 2006-6, Class A4, 5.36%, 10/10/45	4,675,000	4,898,492
Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class A4, 5.33%, 02/11/44	1,837,061	1,963,625
Series 2007-PW17, Class A4, 5.69%, 06/11/50(a)	2,467,000	2,708,447
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	3,000,000	3,208,596
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.24%, 12/10/49(a)	2,944,218	3,249,694
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class XA, IO, 1.59%, 10/10/46(a)	20,943,138	1,828,024
Series 2013-CR6, Class XB, IO, 0.77%, 03/10/46(a)	33,000,000	1,414,063
Series 2013-LC6, Class XB, IO, 0.50%, 01/10/46(a)(b)	30,500,000	870,967
Series 2014-CR16, Class XA, IO, 1.44%, 04/10/47(a)	46,871,696	3,623,468
Series 2014-UBS3, Class XA, IO, 1.52%, 06/10/47(a)	27,376,575	2,408,999
Credit Suisse Commercial Mortgage Trust Series 2006-C5, Class A3, 5.31%, 12/15/39	4,743,087	5,057,785
Series 2007-C5, Class A4, 5.69%, 09/15/40(a)	4,120,000	4,512,737
Credit Suisse Mortgage Capital Certificates Series 2006-C3, Class A3, 6.00%, 06/15/38(a)	1,695,771	1,796,152
Series 2006-C4, Class A3, 5.47%, 09/15/39	864,244	918,856
Series 2007-C1, Class A3, 5.38%, 02/15/40	184,890	197,734
Series 2007-C2, Class A3, 5.54%, 01/15/49(a)	650,000	701,414
Series 2007-C3, Class A4, 5.89%, 06/15/39(a)	1,975,433	2,130,932
Series 2007-C4, Class A4, 6.10%, 09/15/39(a)	1,590,170	1,735,716

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
CW Capital Cobalt Ltd. Series 2006-C1, Class A4, 5.22%, 08/15/48	$1,742,364	$1,849,571
Series 2007-C3, Class A4, 5.97%, 05/15/46(a)	2,031,289	2,216,682
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4, 5.74%, 12/10/49	6,825,000	7,470,030
Series 2007-GG9, Class A4, 5.44%, 03/10/39	4,465,000	4,805,339
GS Mortgage Securities Corp. II Series 2005-GG4, Class A4, 4.76%, 07/10/39	754,648	765,352
Series 2006-GG8, Class A4, 5.56%, 11/10/39	650,000	696,072
Series 2007-GG10, Class A4, 5.99%, 08/10/45(a)	5,849,953	6,398,593
Series 2012-GC6, Class XA, IO, 2.33%, 01/10/45(a)(b)	13,446,945	1,478,169
GS Mortgage Securities Trust, Series 2014-GC18, Class XA, IO, 1.46%, 01/10/47(a)	39,915,724	3,134,518
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-CB15, Class A4, 5.81%, 06/12/43(a)	1,289,483	1,364,852
Series 2007-CB19, Class A4, 5.89%, 02/12/49(a)	4,840,000	5,267,166
Series 2007-LD11, Class A4, 5.98%, 06/15/49(a)	2,000,000	2,166,126
Series 2007-LD12, Class A4, 5.88%, 02/15/51(a)	3,515,000	3,852,745
Series 2007-LDPX, Class A3, 5.42%, 01/15/49	3,915,123	4,211,029
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.42%, 02/15/40	493,118	531,604
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class A3, 5.17%, 12/12/49	1,790,000	1,901,152
Series 2007-5, Class A4, 5.38%, 08/12/48	1,940,274	2,077,989
Series 2007-7, Class A4, 5.81%, 06/12/50(a)	3,435,000	3,752,656
Series 2007-8, Class A3, 6.08%, 08/12/49(a)	250,000	273,993
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class XA, IO, 1.59%, 05/15/46(a)	15,751,580	1,163,895
Series 2014-C16, Class XA, IO, 1.42%, 06/15/47(a)	34,937,201	2,748,670
Series 2014-C18, Class XA, IO, 1.00%, 10/15/47(a)	43,000,000	2,479,587
Morgan Stanley Capital I, Series 2007- IQ14, Class A2, 5.61%, 04/15/49	436,874	440,603
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA, IO, 2.31%, 08/10/49(a)(b)	21,736,483	2,476,944
Series 2012-C4, Class XA, IO, 2.01%, 12/10/45(a)(b)	14,047,807	1,475,705
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4, 5.42%, 01/15/45(a)	234,955	243,949
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class XA, IO, 1.50%, 08/15/50(a)	26,932,633	2,428,572
WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA, IO, 2.38%, 11/15/45(a)(b)	12,050,440	1,382,219
Series 2013-C11, Class XA, IO, 1.64%, 03/15/45(a)(b)	30,584,425	2,314,562
Series 2014-LC14, Class XA, IO, 1.63%, 03/15/47(a)	28,852,780	2,510,561

Total Commercial Mortgage Backed Securities (cost $121,939,599)		124,012,041

Corporate Bonds 32.0%

	Principal Amount	Market Value
Aerospace & Defense 0.6%
L-3 Communications Corp., 3.95%, 11/15/16	4,580,000	4,815,150
Northrop Grumman Corp., 1.75%, 06/01/18	4,350,000	4,313,343

		9,128,493

Airlines 0.3%
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 10/01/26	2,400,000	2,390,880
United Airlines Pass Through Trust, Series 2014-1, Class A, 4.00%, 04/11/26	2,130,000	2,154,069

		4,544,949

Auto Components 0.2%
Johnson Controls, Inc., 3.63%, 07/02/24	2,685,000	2,658,128

Automobiles 0.0%†
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 06/15/19	185,000	196,100
8.25%, 06/15/21	200,000	218,500

		414,600

Banks 5.9%
Abbey National Treasury Services PLC/Stamford CT, 1.38%, 03/13/17	5,675,000	5,673,792
Bank of America Corp., 3.30%, 01/11/23	2,040,000	1,982,544
4.00%, 04/01/24	3,090,000	3,122,201
Bank of New York Mellon Corp. (The), 2.30%, 09/11/19	6,000,000	5,955,127
BBVA Bancomer SA/Texas, 4.38%, 04/10/24(b)	295,000	296,991
BNP Paribas SA, 1.25%, 12/12/16	5,600,000	5,613,674
Branch Banking & Trust Co., 1.35%, 10/01/17	2,205,000	2,189,951

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
CIT Group, Inc., 5.00%, 05/15/17	$140,000	$143,500
4.25%, 08/15/17	70,000	70,700
6.63%, 04/01/18(b)	260,000	278,200
5.50%, 02/15/19(b)	420,000	437,850
Citigroup, Inc., 1.35%, 03/10/17	5,385,000	5,367,809
6.30%, 05/15/24(c)	4,850,000	4,795,438
5.30%, 05/06/44	2,125,000	2,194,156
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA, 5.75%, 12/01/43	1,225,000	1,389,793
Fifth Third Bank, 2.38%, 04/25/19	5,920,000	5,928,467
HSBC Holdings PLC, 5.25%, 03/14/44	4,585,000	4,826,356
Huntington National Bank (The), 1.35%, 08/02/16	2,930,000	2,944,422
International Bank of Azerbaijan OJSC, Reg. S, 5.63%, 06/11/19	400,000	396,027
JPMorgan Chase & Co., 1.35%, 02/15/17	8,490,000	8,465,602
5.00%, 07/01/19(c)	8,130,000	7,906,425
Mizuho Bank Ltd., 2.45%, 04/16/19(b)	6,070,000	6,067,500
MUFG Union Bank NA, 2.25%, 05/06/19	3,590,000	3,564,893
Russian Agricultural Bank OJSC Via RSHB Capital SA, Reg. S, 6.30%, 05/15/17	150,000	151,938
TC Ziraat Bankasi AS, 4.25%, 07/03/19(b)	332,000	328,752
Turkiye Garanti Bankasi AS, 4.75%, 10/17/19(b)	200,000	201,247
Vnesheconombank Via VEB Finance PLC, Reg. S, 6.90%, 07/09/20	200,000	203,398
Wells Fargo & Co., 5.90%, 06/15/24(c)	7,160,000	7,258,450

		87,755,203

Beverages 0.5%
Constellation Brands, Inc., 6.00%, 05/01/22	245,000	267,050
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	2,330,000	2,174,871
Suntory Holdings Ltd., 2.55%, 09/29/19(b)	5,325,000	5,322,637

		7,764,558

Biotechnology 0.3%
Amgen, Inc., 2.20%, 05/22/19	4,055,000	4,007,345

Capital Markets 3.2%
Goldman Sachs Group, Inc. (The), 3.63%, 02/07/16	5,060,000	5,228,096
5.70%, 05/10/19(c)	7,280,000	7,498,400
4.80%, 07/08/44	3,625,000	3,638,625
Jefferies Group, Inc., 6.88%, 04/15/21	3,665,000	4,295,871
5.13%, 01/20/23	3,820,000	4,060,264
Morgan Stanley, 1.75%, 02/25/16	5,435,000	5,492,233
2.13%, 04/25/18	6,320,000	6,329,334
5.45%, 07/15/19(c)	7,670,000	7,593,300
4.35%, 09/08/26	3,910,000	3,842,814

		47,978,937

Chemicals 0.3%
Dow Chemical Co. (The), 4.63%, 10/01/44	3,265,000	3,141,487
Huntsman International LLC, 8.63%, 03/15/20	230,000	243,225
4.88%, 11/15/20	145,000	142,462
8.63%, 03/15/21	200,000	216,000

		3,743,174

Commercial Services & Supplies 0.2%
AWAS Aviation Capital Ltd., 7.00%, 10/17/16(b)	202,520	206,064
Ceridian Corp., 8.88%, 07/15/19(b)	240,000	264,900
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19(b)	360,000	386,100
RR Donnelley & Sons Co., 8.25%, 03/15/19	620,000	728,500
7.88%, 03/15/21	140,000	156,275
7.00%, 02/15/22	100,000	106,500
6.50%, 11/15/23	95,000	95,000
6.00%, 04/01/24	220,000	217,800

		2,161,139

Communications Equipment 0.0%†
CommScope, Inc., 5.00%, 06/15/21(b)	190,000	185,725
5.50%, 06/15/24(b)	60,000	58,650

		244,375

Construction & Engineering 0.0%†
AECOM Technology Corp., 5.88%, 10/15/24(b)	60,000	60,302
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22(b)	219,351	228,288

		288,590

Construction Materials 0.0%†
Cemex Espana Luxembourg, Reg. S, 9.88%, 04/30/19	200,000	221,750
Cemex SAB de CV, 7.25%, 01/15/21(b)	200,000	212,000

		433,750

Consumer Finance 1.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.75%, 05/15/19(b)	190,000	184,775
4.50%, 05/15/21(b)	160,000	154,800
Air Lease Corp., 3.88%, 04/01/21	2,700,000	2,727,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Consumer Finance (continued)
Aircastle Ltd., 4.63%, 12/15/18	$413,000	$413,516
Ally Financial, Inc., 5.50%, 02/15/17	255,000	262,969
6.25%, 12/01/17	160,000	172,400
8.00%, 03/15/20	235,000	273,775
Ford Motor Credit Co. LLC, 1.70%, 05/09/16	3,860,000	3,891,859
2.38%, 03/12/19	6,105,000	6,044,750
General Motors Financial Co., Inc., 4.38%, 09/25/21	175,000	178,937
4.25%, 05/15/23	95,000	95,000
International Lease Finance Corp., 8.75%, 03/15/17	255,000	284,963
8.88%, 09/01/17	130,000	146,250
6.25%, 05/15/19	275,000	295,625
SLM Corp., 4.88%, 06/17/19	400,000	400,729
6.13%, 03/25/24	195,000	190,989

		15,718,337

Containers & Packaging 0.0%†
Ball Corp., 5.00%, 03/15/22	130,000	130,325

Distributors 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 05/20/20	285,000	297,825
7.00%, 05/20/22	342,000	355,680
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 01/15/22	170,000	166,600
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.38%, 08/01/21	100,000	105,000

		925,105

Diversified Financial Services 0.8%
Corp. Financiera de Desarrollo SA, 5.25%, 07/15/29(a)(b)	338,000	342,647
General Electric Capital Corp., 1.00%, 12/11/15	1,665,000	1,673,716
3.15%, 09/07/22	4,920,000	4,910,411
5.25%, 06/15/23(c)	3,150,000	3,194,100
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 03/15/17	150,000	148,875
4.88%, 03/15/19	220,000	217,800
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/01/21(b)	195,000	195,488
Rio Oil Finance Trust, 6.25%, 07/06/24(b)	289,000	298,323
Sistema JSFC via Sistema International Funding SA, Reg. S, 6.95%, 05/17/19	520,000	413,920

		11,395,280

Diversified Telecommunication Services 2.6%
AT&T, Inc., 4.80%, 06/15/44	3,625,000	3,576,264
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(b)	214,000	227,321
CenturyLink, Inc., 5.63%, 04/01/20	160,000	164,911
5.80%, 03/15/22	210,000	214,602
6.75%, 12/01/23	65,000	69,487
Columbus International, Inc., 7.38%, 03/30/21(b)	201,000	210,547
Frontier Communications Corp., 9.25%, 07/01/21	360,000	414,000
7.63%, 04/15/24	125,000	129,687
6.88%, 01/15/25	105,000	102,375
Level 3 Financing, Inc., 8.63%, 07/15/20	245,000	265,213
6.13%, 01/15/21(b)	410,000	422,300
Orange SA, 5.50%, 02/06/44	1,855,000	2,020,574
Qwest Corp., 6.75%, 12/01/21	6,560,000	7,429,756
6.88%, 09/15/33	445,000	445,000
SBA Telecommunications, Inc., 5.75%, 07/15/20	130,000	132,925
Sprint Capital Corp., 6.88%, 11/15/28	180,000	171,000
8.75%, 03/15/32	115,000	125,638
UPCB Finance III Ltd., 6.63%, 07/01/20(b)	150,000	156,940
Verizon Communications, Inc., 5.15%, 09/15/23	8,515,000	9,415,596
5.05%, 03/15/34	3,830,000	4,026,748
6.55%, 09/15/43	4,066,000	5,020,406
5.01%, 08/21/54(b)	2,272,000	2,282,153
Virgin Media Finance PLC, 5.25%, 02/15/22	365,000	339,614
Wind Acquisition Finance SA, 4.75%, 07/15/20(b)	210,000	201,600
Windstream Corp., 7.88%, 11/01/17	450,000	496,125
7.75%, 10/01/21	100,000	106,875

		38,167,657

Electric Utilities 1.2%
Abengoa Transmision Sur SA, 6.88%, 04/30/43(b)	200,000	221,000
Electricite de France, 2.15%, 01/22/19(b)	6,180,000	6,207,906
Empresa Nacional de Electricidad SA, 4.25%, 04/15/24	500,000	502,942
Exelon Generation Co. LLC, 4.00%, 10/01/20	6,520,000	6,864,465
Ipalco Enterprises, Inc., 5.00%, 05/01/18	310,000	323,950
RJS Power Holdings LLC, 5.13%, 07/15/19(b)	485,000	476,513
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(b)	313,000	320,589
Transelec SA, 4.25%, 01/14/25(b)	2,965,000	2,944,806

		17,862,171

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Electrical Equipment 0.2%
Thermo Fisher Scientific, Inc., 1.30%, 02/01/17	$2,735,000	$2,726,638

Electronic Equipment & Instruments 0.0%†
Flextronics International Ltd., 4.63%, 02/15/20	115,000	114,713
5.00%, 02/15/23	100,000	100,000

		214,713

Food & Staples Retailing 0.0%†
Rite Aid Corp., 8.00%, 08/15/20	489,000	522,619

Food Products 0.7%
BRF SA, 4.75%, 05/22/24(b)	2,600,000	2,588,376
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(b)	6,305,000	6,189,746
Marfrig Overseas Ltd., 9.50%, 05/04/20(b)	200,000	211,500
Minerva Luxembourg SA, Reg. S, 7.75%, 01/31/23	500,000	513,750
Post Holdings, Inc., 6.00%, 12/15/22(b)	65,000	59,475

		9,562,847

Gas Utilities 1.1%
Access Midstream Partners LP/ACMP Finance Corp., 5.88%, 04/15/21	40,000	42,100
4.88%, 05/15/23	110,000	112,750
4.88%, 03/15/24	75,000	76,312
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 07/15/22	310,000	330,925
Energy Transfer Equity LP, 7.50%, 10/15/20	455,000	506,188
Energy Transfer Partners LP, 6.50%, 02/01/42	4,095,000	4,666,454
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38(b)	200,000	210,500
GNL Quintero SA, 4.63%, 07/31/29(b)	200,000	199,500
Kinder Morgan Energy Partners LP, 4.15%, 02/01/24	4,940,000	4,887,876
5.50%, 03/01/44	3,795,000	3,780,659
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 06/15/22	210,000	219,975
4.50%, 07/15/23	300,000	290,250
Regency Energy Partners LP/Regency Energy Finance Corp., 6.88%, 12/01/18	315,000	326,419
6.50%, 07/15/21	130,000	136,175
5.88%, 03/01/22	95,000	99,037
5.50%, 04/15/23	220,000	221,100

		16,106,220

Health Care Providers & Services 1.0%
Amsurg Corp., 5.63%, 07/15/22(b)	295,000	292,050
CHS/Community Health Systems, Inc., 5.13%, 08/15/18	345,000	354,487
8.00%, 11/15/19	270,000	288,225
7.13%, 07/15/20	215,000	227,900
5.13%, 08/01/21(b)	80,000	80,200
6.88%, 02/01/22(b)	185,000	192,863
DaVita HealthCare Partners, Inc., 5.13%, 07/15/24	215,000	210,700
DaVita, Inc., 5.75%, 08/15/22	515,000	535,600
Envision Healthcare Corp., 5.13%, 07/01/22(b)	85,000	83,725
Express Scripts Holding Co., 2.25%, 06/15/19	5,120,000	5,047,900
Fresenius Medical Care US Finance II, Inc., 5.63%, 07/31/19(b)	245,000	257,862
5.88%, 01/31/22(b)	300,000	318,750
Fresenius Medical Care US Finance, Inc., 5.75%, 02/15/21(b)	150,000	158,250
HCA, Inc., 6.25%, 02/15/21	245,000	256,025
7.50%, 02/15/22	435,000	490,462
5.88%, 03/15/22	160,000	168,800
5.00%, 03/15/24	245,000	241,019
Hologic, Inc., 6.25%, 08/01/20	140,000	144,200
McKesson Corp., 1.29%, 03/10/17	3,145,000	3,138,100
Service Corp. International, 5.38%, 01/15/22	575,000	579,313
Tenet Healthcare Corp., 6.25%, 11/01/18	585,000	618,638
4.75%, 06/01/20	145,000	143,550
6.00%, 10/01/20	145,000	153,337
4.50%, 04/01/21	120,000	117,000
4.38%, 10/01/21	80,000	77,000

		14,175,956

Hotels, Restaurants & Leisure 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24(b)	150,000	144,937
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18	75,000	76,125
4.88%, 11/01/20	255,000	258,825
5.38%, 11/01/23	245,000	250,512
Graton Economic Development Authority, 9.63%, 09/01/19(b)	435,000	496,987
Isle of Capri Casinos, Inc., 5.88%, 03/15/21	275,000	281,188
MGM Resorts International, 6.63%, 12/15/21	160,000	168,400
MTR Gaming Group, Inc., 11.50%, 08/01/19	255,000	278,588
Pinnacle Entertainment, Inc., 7.50%, 04/15/21	250,000	260,625
6.38%, 08/01/21	100,000	104,500
7.75%, 04/01/22	215,000	232,737

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Hotels, Restaurants & Leisure (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 08/15/20	$115,000	$122,188

		2,675,612

Household Durables 0.1%
DR Horton, Inc., 4.38%, 09/15/22	130,000	124,150
5.75%, 08/15/23	170,000	176,375
Lennar Corp., 4.75%, 12/15/17	145,000	148,988
4.75%, 11/15/22	140,000	134,400
Ryland Group, Inc. (The), 5.38%, 10/01/22	285,000	277,875
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 05/15/19	160,000	168,800
Standard Pacific Corp., 8.38%, 05/15/18	300,000	340,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 04/15/21(b)	290,000	282,750

		1,653,838

Household Products 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.13%, 04/15/19	265,000	274,606
7.88%, 08/15/19	380,000	402,800
5.75%, 10/15/20	210,000	213,413
6.88%, 02/15/21	145,000	150,981

		1,041,800

Industrial Conglomerates 0.2%
General Electric Co., 4.50%, 03/11/44	3,270,000	3,392,050

Information Technology Services 0.0%†
First Data Corp., 7.38%, 06/15/19(b)	400,000	420,000
6.75%, 11/01/20(b)	146,000	154,395

		574,395

Insurance 0.7%
Allstate Corp. (The), 5.75%, 08/15/53(a)	6,435,000	6,869,362
Prudential Financial, Inc., 5.20%, 03/15/44(a)	3,120,000	3,139,500

		10,008,862

Internet & Catalog Retail 0.0%†
IAC/InterActiveCorp., 4.88%, 11/30/18	275,000	278,438

Machinery 0.1%
Case New Holland, Inc., 7.88%, 12/01/17	350,000	388,938
CNH Capital LLC, 3.88%, 11/01/15	145,000	145,906
Manitowoc Co., Inc. (The), 8.50%, 11/01/20	170,000	182,750
Terex Corp., 6.50%, 04/01/20	215,000	224,675
6.00%, 05/15/21	100,000	104,000
Zebra Technologies Corp., 7.25%, 10/15/22(b)	50,000	50,000

		1,096,269

Media 1.7%
AMC Networks, Inc., 7.75%, 07/15/21	120,000	130,050
British Sky Broadcasting Group PLC, 3.75%, 09/16/24(b)	2,490,000	2,485,817
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	380,000	393,775
5.25%, 09/30/22	140,000	136,850
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 09/15/20(b)	65,000	66,869
5.13%, 12/15/21(b)	251,000	239,077
Clear Channel Worldwide Holdings, Inc., 7.63%, 03/15/20	265,000	275,600
6.50%, 11/15/22	145,000	147,537
6.50%, 11/15/22	255,000	262,013
Comcast Corp., 4.65%, 07/15/42	3,275,000	3,386,221
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 04/01/24	3,100,000	3,227,262
DISH DBS Corp., 4.25%, 04/01/18	150,000	150,562
7.88%, 09/01/19	130,000	147,550
5.13%, 05/01/20	325,000	323,375
6.75%, 06/01/21	20,000	21,450
Gannett Co., Inc., 7.13%, 09/01/18	555,000	573,731
5.13%, 10/15/19(b)	245,000	247,450
4.88%, 09/15/21(b)	25,000	24,188
5.50%, 09/15/24(b)	35,000	34,300
Grupo Televisa SAB, 5.00%, 05/13/45	2,450,000	2,412,160
Hughes Satellite Systems Corp., 6.50%, 06/15/19	125,000	133,437
Inmarsat Finance PLC, 4.88%, 05/15/22(b)	150,000	145,875
Intelsat Jackson Holdings SA, 8.50%, 11/01/19	470,000	490,563
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(b)	140,000	136,850
Numericable Group SA, 4.88%, 05/15/19(b)	255,000	251,813
6.00%, 05/15/22(b)	280,000	282,100
Sirius XM Radio, Inc., 4.25%, 05/15/20(b)	285,000	272,175
5.25%, 08/15/22(b)	150,000	156,375
Telesat Canada/Telesat LLC, 6.00%, 05/15/17(b)	255,000	261,056
Thomson Reuters Corp., 1.30%, 02/23/17	1,980,000	1,976,570
1.65%, 09/29/17	2,710,000	2,704,980

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
Time Warner, Inc., 6.10%, 07/15/40	$2,745,000	$3,181,477
Univision Communications, Inc., 6.88%, 05/15/19(b)	555,000	578,588
WMG Acquisition Corp., 5.63%, 04/15/22(b)	70,000	70,175

		25,327,871

Metals & Mining 0.8%
Alcoa, Inc., 6.15%, 08/15/20	55,000	60,584
5.40%, 04/15/21	80,000	84,555
5.87%, 02/23/22	135,000	143,995
ArcelorMittal, 5.11%, 02/25/17	75,000	77,250
5.75%, 08/05/20	225,000	234,563
6.00%, 03/01/21	140,000	146,650
6.75%, 02/25/22	95,000	101,626
7.50%, 10/15/39	95,000	97,137
Barrick Gold Corp., 4.10%, 05/01/23	8,945,000	8,601,329
CITIC Ltd., Reg. S, 8.62%, 11/22/18(c)	400,000	458,980
CONSOL Energy, Inc., 5.88%, 04/15/22(b)	480,000	472,800
Corp. Nacional del Cobre de Chile, Reg. S, 5.63%, 09/21/35	200,000	224,553
Reg. S, 6.15%, 10/24/36	180,000	211,503
Steel Dynamics, Inc., 6.13%, 08/15/19	250,000	265,000
5.25%, 04/15/23	135,000	135,675
Vale SA, 5.63%, 09/11/42	865,000	834,651

		12,150,851

Multiline Retail 0.3%
El Puerto de Liverpool SAB de CV, 3.95%, 10/02/24(b)	200,000	198,000
Wal-Mart Stores, Inc., 4.00%, 04/11/43	2,665,000	2,587,314
4.30%, 04/22/44	1,725,000	1,734,830

		4,520,144

Multi-Utilities & Unregulated Power 0.2%
Calpine Corp., 6.00%, 01/15/22(b)	340,000	358,700
5.88%, 01/15/24(b)	30,000	31,200
Majapahit Holding BV, Reg. S, 7.75%, 01/20/20	100,000	115,749
Reg. S, 7.88%, 06/29/37	210,000	246,558
NRG Energy, Inc., 7.63%, 01/15/18	580,000	638,000
7.88%, 05/15/21	645,000	690,150
6.25%, 07/15/22(b)	235,000	239,700

		2,320,057

Oil, Gas & Consumable Fuels 2.8%
Anadarko Petroleum Corp., 5.95%, 09/15/16	3,815,000	4,163,457
4.50%, 07/15/44	3,070,000	2,950,102
Antero Resources Corp., 5.13%, 12/01/22(b)	215,000	209,087
Antero Resources Finance Corp., 5.38%, 11/01/21	280,000	278,600
Berry Petroleum Co. LLC, 6.38%, 09/15/22	135,000	131,288
BP Capital Markets PLC, 3.81%, 02/10/24	5,440,000	5,528,192
California Resources Corp., 5.00%, 01/15/20(b)	45,000	45,619
5.50%, 09/15/21(b)	70,000	71,050
6.00%, 11/15/24(b)	235,000	240,875
Chesapeake Energy Corp., 6.50%, 08/15/17	275,000	298,375
4.88%, 04/15/22	215,000	216,075
5.75%, 03/15/23	90,000	95,400
Cimarex Energy Co., 5.88%, 05/01/22	245,000	262,150
CNOOC Curtis Funding No 1 Pty Ltd., 4.50%, 10/03/23(b)	600,000	621,487
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	246,000	249,714
Concho Resources, Inc., 5.50%, 04/01/23	245,000	253,575
Continental Resources, Inc., 5.00%, 09/15/22	245,000	257,994
Denbury Resources, Inc., 5.50%, 05/01/22	165,000	163,350
4.63%, 07/15/23	260,000	240,500
Ecopetrol SA, 5.88%, 05/28/45	3,077,000	3,138,540
Empresa Nacional del Petroleo, Reg. S, 5.25%, 08/10/20	100,000	106,417
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	560,000	610,400
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 05/01/19	55,000	56,925
7.75%, 09/01/22	40,000	42,300
EXCO Resources, Inc., 7.50%, 09/15/18	95,000	90,725
Genel Energy Finance PLC, 7.50%, 05/14/19	400,000	395,080
KazMunayGas National Co., Reg. S, 9.13%, 07/02/18	600,000	702,675
Reg. S, 7.00%, 05/05/20	500,000	556,233
KazMunayGas National Co. JSC, Reg. S, 5.75%, 04/30/43	700,000	655,548
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19	235,000	230,594
8.63%, 04/15/20	705,000	734,962
7.75%, 02/01/21	225,000	227,812
6.50%, 09/15/21	175,000	171,063
Newfield Exploration Co., 5.75%, 01/30/22	510,000	545,063
5.63%, 07/01/24	190,000	202,825

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum, Inc., 6.88%, 01/15/23	$167,000	$176,603
Offshore Drilling Holding SA, Reg. S, 8.62%, 09/20/20	400,000	423,880
Pacific Rubiales Energy Corp., Reg. S, 7.25%, 12/12/21	500,000	542,815
Pertamina Persero PT, Reg. S, 4.88%, 05/03/22	200,000	199,500
Reg. S, 5.63%, 05/20/43	1,050,000	959,490
6.45%, 05/30/44(b)	329,000	332,290
Petroleos de Venezuela SA, Reg. S, 5.25%, 04/12/17	100,000	69,125
Reg. S, 5.25%, 04/12/17	650,000	451,750
Reg. S, 9.00%, 11/17/21	400,000	275,000
Reg. S, 6.00%, 05/16/24	650,000	338,000
Reg. S, 9.75%, 05/17/35	170,000	111,350
Reg. S, 5.50%, 04/12/37	80,000	39,200
Petroleos Mexicanos, 6.50%, 06/02/41	300,000	342,607
5.50%, 06/27/44	900,000	907,169
6.38%, 01/23/45(b)	2,612,000	2,934,498
Range Resources Corp., 6.75%, 08/01/20	200,000	210,500
5.75%, 06/01/21	135,000	140,738
5.00%, 08/15/22	80,000	81,200
Rosetta Resources, Inc., 5.63%, 05/01/21	90,000	88,200
5.88%, 06/01/22	150,000	149,250
5.88%, 06/01/24	45,000	44,100
SandRidge Energy, Inc., 7.50%, 03/15/21	280,000	273,000
8.13%, 10/15/22	330,000	329,175
7.50%, 02/15/23	160,000	154,800
Sinopec Group Overseas Development 2012 Ltd., Reg. S, 3.90%, 05/17/22	400,000	401,335
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	200,000	205,095
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	200,000	205,604
State Oil Co. of the Azerbaijan Republic, Reg. S, 4.75%, 03/13/23	800,000	788,000
Transocean, Inc., 3.80%, 10/15/22	6,110,000	5,596,320
Whiting Petroleum Corp., 5.00%, 03/15/19	135,000	137,363
WPX Energy, Inc., 5.25%, 09/15/24	60,000	58,500

		41,710,509

Pharmaceuticals 0.6%
Actavis Funding SCS, 4.85%, 06/15/44(b)	1,980,000	1,864,245
Endo Finance LLC & Endo Finco, Inc., 7.25%, 01/15/22(b)	135,000	142,425
5.38%, 01/15/23(b)	555,000	530,025
Novartis Capital Corp., 4.40%, 05/06/44	4,875,000	5,059,559
Valeant Pharmaceuticals International, 6.75%, 10/01/17(b)	210,000	217,087
6.88%, 12/01/18(b)	135,000	139,894
VPI Escrow Corp., 6.38%, 10/15/20(b)	380,000	390,450
VPII Escrow Corp., 6.75%, 08/15/18(b)	140,000	147,350

		8,491,035

Real Estate Investment Trusts (REITs) 1.4%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 3.00%, 02/06/19(b)	5,770,000	5,728,152
Crown Castle International Corp., 4.88%, 04/15/22	325,000	315,250
Health Care REIT, Inc., 2.25%, 03/15/18	1,875,000	1,888,697
Iron Mountain, Inc., 7.75%, 10/01/19	245,000	260,925
5.75%, 08/15/24	460,000	453,100
MPT Operating Partnership LP/MPT Finance Corp., 6.88%, 05/01/21	140,000	149,800
5.50%, 05/01/24	275,000	279,813
Omega Healthcare Investors, Inc., 6.75%, 10/15/22	470,000	500,550
5.88%, 03/15/24	375,000	392,812
4.50%, 01/15/25(b)	2,995,000	2,943,759
Trust F/1401, 5.25%, 12/15/24(b)	200,000	208,700
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 09/15/17(b)	4,940,000	4,950,780
2.70%, 09/17/19(b)	3,195,000	3,210,989

		21,283,327

Real Estate Management & Development 0.0%†
Realogy Group LLC, 7.63%, 01/15/20(b)	240,000	256,500

Road & Rail 0.7%
Burlington Northern Santa Fe LLC, 3.40%, 09/01/24	4,500,000	4,437,253
ERAC USA Finance LLC, 2.35%, 10/15/19(b)	5,065,000	5,038,397
Hertz Corp. (The), 4.25%, 04/01/18	145,000	143,913
5.88%, 10/15/20	65,000	65,812
RSC Equipment Rental, Inc., 8.25%, 02/01/21	80,000	86,400
Russian Railways via RZD Capital PLC, Reg. S, 5.74%, 04/03/17	400,000	408,444
United Rentals North America, Inc., 7.38%, 05/15/20	115,000	123,050

		10,303,269

Semiconductors & Semiconductor Equipment 0.0%†
Freescale Semiconductor, Inc., 6.00%, 01/15/22(b)	70,000	71,050

Software 0.3%
Activision Blizzard, Inc., 5.63%, 09/15/21(b)	300,000	312,750
6.13%, 09/15/23(b)	240,000	254,400

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Software (continued)
Nuance Communications, Inc., 5.38%, 08/15/20(b)	$203,000	$198,433
Oracle Corp., 3.40%, 07/08/34	3,405,000	3,383,107

		4,148,690

Specialty Retail 0.0%†
L Brands, Inc., 5.63%, 10/15/23	110,000	114,675
Limited Brands, Inc., 5.63%, 02/15/22	135,000	140,738
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 06/01/22	395,000	402,900

		658,313

Technology Hardware, Storage & Peripherals 0.7%
Hewlett-Packard Co., 2.65%, 06/01/16	4,225,000	4,339,764
Seagate HDD Cayman, 4.75%, 06/01/23	5,450,000	5,497,687

		9,837,451

Thrifts & Mortgage Finance 0.0%†
Walter Investment Management Corp., 7.88%, 12/15/21(b)	185,000	185,000

Tobacco 0.6%
Altria Group, Inc., 5.38%, 01/31/44	3,295,000	3,506,679
Reynolds American, Inc., 4.75%, 11/01/42	1,990,000	1,896,326
6.15%, 09/15/43	3,400,000	3,888,470

		9,291,475

Wireless Telecommunication Services 0.2%
Comcel Trust, 6.88%, 02/06/24(b)	500,000	527,500
Sprint Corp., 7.25%, 09/15/21(b)	460,000	480,700
7.88%, 09/15/23(b)	565,000	600,312
T-Mobile USA, Inc., 5.25%, 09/01/18	50,000	51,437
6.46%, 04/28/19	140,000	145,250
6.54%, 04/28/20	120,000	122,700
6.25%, 04/01/21	135,000	136,350
6.63%, 04/28/21	175,000	179,375
6.13%, 01/15/22	65,000	65,162
6.73%, 04/28/22	150,000	153,750
6.00%, 03/01/23	150,000	150,188
6.38%, 03/01/25	205,000	204,488
VimpelCom Holdings BV, Reg. S, 7.50%, 03/01/22	500,000	509,115

		3,326,327

Total Corporate Bonds (cost $468,471,508)		473,234,242

Mutual Fund 0.3%

	Shares	Market Value
Money Market Fund 0.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(d)	3,892,353	3,892,353

Total Mutual Fund (cost $3,892,353)		3,892,353

Sovereign Bonds 4.3%

	Principal Amount	Market Value
ARGENTINA 0.0%†
Argentine Republic Government International Bond, 2.50%, 12/31/38	$6	3
Argentina Government International Bond, 7.00%, 04/17/17	600,000	514,984

		514,987

AZERBAIJAN 0.0%†
Republic of Azerbaijan International Bond, Reg. S, 4.75%, 03/18/24	200,000	204,750

BAHRAIN 0.0%†
Bahrain Government International Bond, 6.00%, 09/19/44(b)	200,000	202,000

BELIZE 0.1%
Belize Government International Bond, Reg. S, 5.00%, 02/20/38(e)	950,000	700,625

BERMUDA 0.0%†
Bermuda Government International Bond, 4.85%, 02/06/24(b)	440,000	457,956

BOLIVIA 0.1%
Bolivian Government International Bond, Reg. S, 5.95%, 08/22/23(b)	1,280,000	1,367,475

BRAZIL 0.1%
Banco Nacional de Desenvolvimento Economico e Social, 4.00%, 04/14/19(b)	200,000	204,074
Reg. S, 5.50%, 07/12/20	150,000	160,707
Brazilian Government International Bond, 5.63%, 01/07/41	1,100,000	1,137,543

		1,502,324

COLOMBIA 0.1%
Colombia Government International Bond, 8.13%, 05/21/24	320,000	420,480
7.38%, 09/18/37	200,000	266,500
6.13%, 01/18/41	480,000	559,267

		1,246,247

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value
CROATIA 0.1%
Croatia Government International Bond, Reg. S, 6.25%, 04/27/17		$980,000	$1,043,161
Reg. S, 6.75%, 11/05/19		550,000	606,347
6.00%, 01/26/24(b)		210,000	223,650

			1,873,158

DOMINICAN REPUBLIC 0.0%†
Dominican Republic International Bond, 6.60%, 01/28/24(b)		330,000	353,339
7.45%, 04/30/44(b)		145,000	155,875

			509,214

EGYPT 0.0%†
Egypt Government International Bond, Reg. S, 6.88%, 04/30/40		450,000	448,875

EL SALVADOR 0.0%†
El Salvador Government International Bond, 6.38%, 01/18/27(b)		178,000	177,110

GHANA 0.1%
Republic of Ghana, Reg. S, 8.50%, 10/04/17		100,000	107,250
Reg. S, 7.88%, 08/07/23		220,000	221,100
8.13%, 01/18/26(b)		374,000	375,402

			703,752

HUNGARY 0.2%
Hungary Government International Bond, 4.75%, 02/03/15		300,000	303,375
6.38%, 03/29/21		100,000	112,250
5.38%, 02/21/23		200,000	211,750
5.75%, 11/22/23		328,000	356,290
7.63%, 03/29/41		1,150,000	1,466,250
Magyar Export-Import Bank Zrt, 4.00%, 01/30/20(b)		209,000	207,328

			2,657,243

INDONESIA 0.1%
Indonesia Government International Bond, Reg. S, 8.50%, 10/12/35		370,000	499,563
Reg. S, 7.75%, 01/17/38		200,000	253,876

			753,439

IRAQ 0.1%
Republic of Iraq, Reg. S, 5.80%, 01/15/28		1,120,000	1,003,800

ITALY 0.8%
Italy Buoni Poliennali Del Tesoro, Reg. S, 4.50%, 03/01/26	EUR	7,615,000	11,446,930

IVORY COAST 0.1%
Ivory Coast Government International Bond, 5.38%, 07/23/24(b)		$200,000	190,750
Reg. S, 5.75%, 12/31/32(e)		1,530,000	1,461,150

			1,651,900

JAMAICA 0.0%†
Jamaica Government International Bond, 7.63%, 07/09/25		260,000	277,788

KENYA 0.0%†
Kenya Government International Bond, 6.88%, 06/24/24(b)		365,000	388,269

MEXICO 0.1%
Mexico Government International Bond, 6.75%, 09/27/34		200,000	251,169
5.55%, 01/21/45		1,260,000	1,397,064

			1,648,233

MONGOLIA 0.0%†
Development Bank of Mongolia LLC, Reg. S, 5.75%, 03/21/17		300,000	291,450
Mongolia Government International Bond, Reg. S, 5.13%, 12/05/22		450,000	398,250

			689,700

MOROCCO 0.1%
Morocco Government International Bond, Reg. S, 4.25%, 12/11/22		400,000	398,000
Reg. S, 5.50%, 12/11/42		400,000	398,144

			796,144

PAKISTAN 0.1%
Pakistan Government International Bond, Reg. S, 7.25%, 04/15/19		200,000	204,250
Reg. S, 8.25%, 04/15/24		600,000	601,500

			805,750

PANAMA 0.1%
Panama Government International Bond, 5.20%, 01/30/20		150,000	164,864
4.00%, 09/22/24		200,000	199,500
6.70%, 01/26/36		400,000	490,466

			854,830

PARAGUAY 0.0%†
Republic of Paraguay, 6.10%, 08/11/44(b)		228,000	241,110

PHILIPPINES 0.1%
Philippine Government International Bond, 9.50%, 02/02/30		708,000	1,104,480

ROMANIA 0.1%
Romanian Government International Bond, Reg. S, 6.75%, 02/07/22		600,000	709,500
6.13%, 01/22/44(b)		206,000	237,415

			946,915

RUSSIA 0.1%
Russian Foreign Bond - Eurobond, Reg. S, 7.50%, 03/31/30(e)		1,146,250	1,288,098

SENEGAL 0.0%†
Senegal Government International Bond, 6.25%, 07/30/24(b)		200,000	199,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value
SERBIA 0.0%†
Republic of Serbia, Reg. S, 7.25%, 09/28/21		$270,000	$302,062
Reg. S, 6.75%, 11/01/24(e)		288,367	289,449

			591,511

SLOVENIA 0.1%
Slovenia Government International Bond, 4.13%, 02/18/19(b)		200,000	209,250
5.25%, 02/18/24(b)		550,000	585,750

			795,000

SOUTH AFRICA 0.1%
South Africa Government International Bond, 6.88%, 05/27/19		600,000	680,436
5.88%, 09/16/25		940,000	1,031,650

			1,712,086

SPAIN 1.2%
Spain Government Bond, 4.65%, 07/30/25	EUR	7,655,000	11,883,002
Reg. S, 5.15%, 10/31/44(b)		3,720,000	6,154,492

			18,037,494

SRI LANKA 0.0%†
Sri Lanka Government International Bond, 5.13%, 04/11/19(b)		$500,000	507,500

TURKEY 0.2%
Turkey Government International Bond, 7.50%, 07/14/17		700,000	784,154
7.00%, 06/05/20		150,000	169,906
6.25%, 09/26/22		200,000	220,042
7.38%, 02/05/25		900,000	1,069,947
6.63%, 02/17/45		300,000	335,625
Export Credit Bank of Turkey, 5.00%, 09/23/21(b)		200,000	198,500

			2,778,174

UKRAINE 0.0%†
Ukraine Government International Bond, Reg. S, 9.25%, 07/24/17		700,000	614,250

UNITED KINGDOM 0.0%†
State Export-Import Bank of Ukraine JSC via Biz Finance PLC, Reg. S, 8.75%, 01/22/18		250,000	188,800

VENEZUELA 0.1%
Venezuela Government International Bond, Reg. S, 5.75%, 02/26/16		250,000	215,250
Reg. S, 9.25%, 05/07/28		330,000	225,555
9.38%, 01/13/34		1,250,000	834,375

			1,275,180

VIETNAM 0.0%†
Vietnam Government International Bond, Reg. S, 6.75%, 01/29/20		280,000	313,516

ZAMBIA 0.0%†
Zambia Government International Bond, 8.50%, 04/14/24(b)		200,000	227,500

Total Sovereign Bonds (cost $63,392,586)			63,703,613

U.S. Government Mortgage Backed Agencies 25.8%

	Principal Amount		Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G13072 5.00%, 04/01/23		12,939	13,963
Pool# G13122 5.00%, 04/01/23		5,118	5,516
Pool# J07940 5.00%, 05/01/23		21,326	23,037
Pool# G13225 5.00%, 06/01/23		116,713	125,830
Pool# J07942 5.00%, 06/01/23		14,179	15,305
Pool# J08443 5.00%, 07/01/23		46,153	50,144
Pool# C91128 5.50%, 12/01/27		34,419	38,384
Pool# D98252 5.00%, 08/01/29		132,846	146,551
Pool# A14186 5.50%, 10/01/33		1,859	2,082
Pool# C01674 5.50%, 11/01/33		19,303	21,624
Pool# A24611 4.50%, 06/01/34		6,189	6,721
Pool# A23854 5.50%, 06/01/34		21,326	23,890
Pool# G08084 4.50%, 10/01/35		80,002	86,706
Pool# A39572 5.00%, 11/01/35		59,612	65,897
Pool# A39584 5.50%, 11/01/35		41,327	46,193
Pool# A49058 5.50%, 05/01/36		105,632	117,342
Pool# A52983 5.50%, 10/01/36		105,214	117,372
Pool# A61562 5.50%, 10/01/36		28,882	32,265
Pool# G02379 6.00%, 10/01/36		16,129	18,184
Pool# A57475 5.50%, 02/01/37		4,865	5,427
Pool# G02561 5.50%, 02/01/37		70,483	78,627
Pool# A58420 5.50%, 03/01/37		9,745	10,871
Pool# G03400 5.50%, 03/01/37		254,907	284,361
Pool# A60064 5.50%, 04/01/37		114,091	127,167
Pool# G02791 5.50%, 04/01/37		6,174	6,887
Pool# A60070 5.00%, 05/01/37		6,617	7,298
Pool# G05521 5.50%, 05/01/37		1,556,787	1,736,669

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G02976 5.50%, 06/01/37	$57,349	$63,921
Pool# G08204 5.50%, 06/01/37	11,875	13,236
Pool# G08210 6.00%, 07/01/37	115,824	130,578
Pool# A65518 6.00%, 09/01/37	100,417	113,208
Pool# A68546 5.50%, 11/01/37	68,682	76,511
Pool# G03432 5.50%, 11/01/37	67,131	74,824
Pool# A69653 5.50%, 12/01/37	19,712	21,959
Pool# A70591 5.50%, 12/01/37	89,751	99,981
Pool# G03616 6.00%, 12/01/37	30,648	34,552
Pool# A71374 5.50%, 01/01/38	17,976	20,031
Pool# A71604 5.50%, 01/01/38	280,399	312,185
Pool# A72378 5.50%, 01/01/38	242,459	269,944
Pool# G03927 5.50%, 01/01/38	16,819	18,746
Pool# A73996 5.50%, 02/01/38	296,812	330,459
Pool# G03812 5.50%, 02/01/38	1,025,019	1,141,855
Pool# G03964 5.50%, 02/01/38	94,198	104,877
Pool# A72499 6.00%, 02/01/38	16,345	18,427
Pool# A75432 5.50%, 03/01/38	113,036	126,026
Pool# G04220 5.50%, 03/01/38	25,941	28,882
Pool# G08256 5.50%, 03/01/38	13,297	14,804
Pool# G04156 6.00%, 03/01/38	25,295	28,518
Pool# A75830 5.50%, 04/01/38	160,133	178,536
Pool# A76127 5.50%, 04/01/38	255,849	284,852
Pool# A76483 5.50%, 04/01/38	199,195	221,775
Pool# G04248 5.50%, 04/01/38	205,603	228,910
Pool# G08263 5.50%, 04/01/38	17,104	19,042
Pool# A76211 6.00%, 04/01/38	3,972	4,478
Pool# G04287 5.00%, 05/01/38	141,035	155,463
Pool# A76939 5.50%, 05/01/38	18,929	21,074
Pool# A77057 5.50%, 05/01/38	16,830	18,738
Pool# A77208 5.50%, 05/01/38	37,323	41,613
Pool# A77796 5.50%, 05/01/38	585,516	651,890
Pool# G04305 5.50%, 05/01/38	319,943	356,212
Pool# A77648 5.50%, 06/01/38	9,474	10,548
Pool# A77937 5.50%, 06/01/38	172,542	192,101
Pool# A78624 5.50%, 06/01/38	117,545	130,870
Pool# G04458 5.50%, 06/01/38	80,137	89,221
Pool# A78076 6.00%, 06/01/38	34,024	38,358
Pool# A78454 6.00%, 06/01/38	34,515	38,912
Pool# A78982 5.50%, 07/01/38	46,577	51,843
Pool# A79018 5.50%, 07/01/38	98,678	109,833
Pool# A79806 5.50%, 07/01/38	12,824	14,274
Pool# A79816 5.50%, 07/01/38	22,995	25,594
Pool# G04471 5.50%, 07/01/38	93,434	104,025
Pool# A80779 5.50%, 08/01/38	82,576	91,911
Pool# G04817 5.00%, 09/01/38	241,863	266,607
Pool# A81743 5.50%, 09/01/38	69,260	77,090
Pool# A82093 5.50%, 09/01/38	37,989	42,331
Pool# A82207 5.50%, 09/01/38	2,304	2,565
Pool# A82609 5.50%, 09/01/38	16,125	17,948
Pool# A82656 5.50%, 10/01/38	10,845	12,071
Pool# A82703 5.50%, 10/01/38	9,684	10,778
Pool# G04847 5.50%, 10/01/38	115,042	128,083
Pool# G05979 5.50%, 10/01/38	25,068	27,910
Pool# A82757 5.50%, 11/01/38	215,259	239,593
Pool# A82787 5.50%, 11/01/38	652,391	726,142
Pool# A83032 5.50%, 11/01/38	25,610	28,506
Pool# A83066 5.50%, 11/01/38	3,822	4,253
Pool# A83071 5.50%, 11/01/38	2,476	2,756
Pool# A83596 5.50%, 12/01/38	100,323	111,805
Pool# G08314 5.50%, 01/01/39	62,856	69,942
Pool# G08323 5.00%, 02/01/39	266,003	293,217
Pool# A84417 5.50%, 02/01/39	88,169	98,260
Pool# G05300 5.50%, 02/01/39	15,875	17,669
Pool# G05841 5.50%, 04/01/39	28,898	32,155
Pool# A86313 5.00%, 05/01/39	609,315	671,651

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A87339 5.00%, 07/01/39	$55,917	$61,638
Pool# A87679 5.00%, 08/01/39	486,653	536,440
Pool# G07021 5.00%, 09/01/39	601,420	662,948
Pool# G05684 5.50%, 10/01/39	188,278	209,562
Pool# G06020 5.50%, 12/01/39	1,093,946	1,217,955
Pool# G05813 6.00%, 12/01/39	55,242	62,279
Pool# G05923 5.50%, 02/01/40	127,278	141,706
Pool# G06031 5.50%, 03/01/40	41,731	46,462
Pool# A91997 5.00%, 04/01/40	181,842	200,502
Pool# G05849 4.50%, 05/01/40	1,165,201	1,259,191
Pool# G06193 5.50%, 05/01/40	180,923	201,433
Pool# A92458 5.00%, 06/01/40	65,021	71,693
Pool# G08402 5.00%, 06/01/40	263,059	290,053
Pool# A92764 5.50%, 06/01/40	98,839	109,951
Pool# G06412 5.50%, 07/01/40	2,234,383	2,486,974
Pool# C03531 4.00%, 10/01/40	2,062,802	2,176,821
Pool# A94833 4.00%, 11/01/40	5,595,622	5,918,900
Pool# A95230 4.00%, 12/01/40	2,056,218	2,173,728
Pool# A97942 4.50%, 04/01/41	435,341	470,322
Pool# G08443 4.50%, 04/01/41	1,599,446	1,727,964
Pool# Q00876 4.50%, 05/01/41	2,039,947	2,203,222
Pool# Q00950 5.00%, 05/01/41	1,267,463	1,398,319
Pool# Q01198 5.50%, 06/01/41	32,718	36,345
Pool# Q02640 4.50%, 08/01/41	1,842,827	1,988,021
Pool# Z40047 4.00%, 10/01/41	549,577	579,783
Pool# Q06344 4.00%, 02/01/42	4,297,860	4,540,118
Pool# G08479 3.50%, 03/01/42	647,827	662,352
Pool# Q08997 3.50%, 06/01/42	1,259,141	1,288,947
Pool# Q09004 3.50%, 06/01/42	1,044,118	1,067,529
Pool# C09004 3.50%, 07/01/42	1,515,259	1,549,234
Pool# G07083 4.00%, 07/01/42	644,851	681,905
Pool# Z40054 4.00%, 07/01/42	680,197	717,582
Pool# Q09896 3.50%, 08/01/42	810,454	828,626
Pool# Q11095 3.50%, 09/01/42	645,184	659,045
Pool# Q11348 3.50%, 09/01/42	2,340,463	2,390,746
Pool# Q12143 3.50%, 10/01/42	444,739	454,294
Pool# G07155 4.00%, 10/01/42	1,144,865	1,206,357
Pool# Q13765 4.00%, 12/01/42	567,502	600,555
Pool# Q16893 3.50%, 04/01/43	569,492	581,816
Pool# Q17324 3.50%, 04/01/43	1,561,293	1,594,348
Pool# Q17389 3.50%, 04/01/43	1,559,265	1,597,637
Pool# Q18305 3.50%, 05/01/43	587,529	600,152
Pool# Q19476 3.50%, 06/01/43	702,068	716,932
Pool# Q19480 4.00%, 06/01/43	4,905,507	5,182,016
Pool# Q19607 4.00%, 07/01/43	828,018	872,233
Pool# Q20857 3.50%, 08/01/43	1,136,843	1,167,130
Pool# Q20860 3.50%, 08/01/43	474,290	484,332
Pool# G08554 3.50%, 10/01/43	970,495	991,042
Pool# Q20680 4.00%, 10/01/43	1,031,878	1,086,978
Pool# G07508 4.50%, 10/01/43	657,070	710,688
Pool# G08558 4.00%, 11/01/43	479,953	505,582
Pool# G08559 4.50%, 11/01/43	2,292,591	2,473,222
Pool# G07763 4.50%, 03/01/44	711,110	767,360
Pool# G08578 4.50%, 03/01/44	4,278,342	4,623,451
Pool# G08582 4.00%, 04/01/44	726,145	765,147
Pool# G08593 4.50%, 06/01/44	984,508	1,063,922
Pool# G08596 4.50%, 07/01/44	49,574	53,603
Federal Home Loan Mortgage Corp. Gold Pool TBA
3.50%, 10/15/44	1,375,000	1,402,607
4.00%, 10/15/44	7,195,000	7,573,300
4.50%, 10/15/44	16,860,000	18,183,773
Federal National Mortgage Association Pool
Pool# 625932 5.00%, 01/01/17	372,422	387,409
Pool# 626012 5.00%, 01/01/17	100,961	104,888

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 630920 5.00%, 02/01/17	$75,075	$77,991
Pool# 669089 5.00%, 10/01/17	68,061	71,466
Pool# 709835 5.00%, 06/01/18	649,295	685,984
Pool# 687533 5.00%, 11/01/18	114,379	121,083
Pool# 748029 5.00%, 12/01/18	8,965	9,524
Pool# 770160 5.00%, 04/01/19	1,165,384	1,242,270
Pool# 845488 5.00%, 06/01/21	5,416	5,848
Pool# 969941 5.00%, 03/01/23	57,830	62,468
Pool# 982885 5.00%, 05/01/23	12,760	13,855
Pool# 975884 5.00%, 06/01/23	4,756	5,139
Pool# 987214 5.00%, 07/01/23	2,251	2,434
Pool# 976243 5.00%, 08/01/23	7,819	8,450
Pool# 987456 5.00%, 08/01/23	16,759	18,157
Pool# 965102 5.00%, 09/01/23	3,670	3,975
Pool# 988300 5.00%, 09/01/23	12,044	13,076
Pool# 254911 5.00%, 10/01/23	74,485	82,169
Pool# 256170 5.00%, 03/01/26	808,703	892,132
Pool# 256639 5.00%, 02/01/27	585,515	645,919
Pool# 256640 5.50%, 03/01/27	47,166	52,489
Pool# 256676 5.50%, 04/01/27	48,731	54,230
Pool# 256896 5.50%, 09/01/27	36,447	40,567
Pool# 257075 5.50%, 02/01/28	41,645	46,417
Pool# 257282 5.50%, 07/01/28	227,860	254,144
Pool# 257367 5.50%, 09/01/28	82,367	91,868
Pool# 257451 5.50%, 11/01/28	18,668	20,822
Pool# 995477 5.50%, 01/01/29	48,316	53,872
Pool# 930997 4.50%, 04/01/29	239,864	260,768
Pool# AL0869 4.50%, 06/01/29	134,966	146,728
Pool# MA0097 5.00%, 06/01/29	147,518	162,736
Pool# 932716 5.00%, 04/01/30	26,357	29,076
Pool# MA0436 5.50%, 04/01/30	132,221	147,680
Pool# AD7853 4.50%, 06/01/30	672,593	731,208
Pool# 676643 5.00%, 01/01/33	167,565	185,543
Pool# 720679 5.00%, 06/01/33	16,062	17,802
Pool# 310100 5.00%, 08/01/33	398,582	441,943
Pool# 738166 5.00%, 09/01/33	4,175	4,629
Pool# 725027 5.00%, 11/01/33	501,672	556,248
Pool# 745944 5.00%, 12/01/33	148,736	164,917
Pool# 725422 5.00%, 04/01/34	97,281	107,864
Pool# 985615 5.50%, 04/01/34	360,525	403,925
Pool# 794978 5.50%, 10/01/34	108,641	121,716
Pool# 801596 5.50%, 10/01/34	122,175	136,879
Pool# AC2387 5.00%, 01/01/35	23,732	26,314
Pool# 735141 5.50%, 01/01/35	752,300	842,840
Pool# AD0308 5.00%, 03/01/35	1,093,521	1,211,621
Pool# 735382 5.00%, 04/01/35	245,451	271,847
Pool# 735403 5.00%, 04/01/35	844,401	935,207
Pool# 255706 5.50%, 05/01/35	5,731	6,417
Pool# 735578 5.00%, 06/01/35	437,955	484,779
Pool# 735581 5.00%, 06/01/35	2,323,654	2,576,443
Pool# 735795 5.00%, 06/01/35	1,404,002	1,556,742
Pool# 735667 5.00%, 07/01/35	11,559	12,769
Pool# 190360 5.00%, 08/01/35	932,881	1,032,619
Pool# 310099 5.00%, 08/01/35	2,888,015	3,198,589
Pool# 825753 5.50%, 08/01/35	39,072	43,725
Pool# 834657 5.50%, 08/01/35	6,183	6,920
Pool# 836018 5.50%, 09/01/35	3,150	3,525
Pool# 735893 5.00%, 10/01/35	448,236	495,879
Pool# 835482 5.50%, 10/01/35	19,682	22,026
Pool# 863626 5.50%, 12/01/35	54,747	61,268
Pool# 745275 5.00%, 02/01/36	425,322	469,200
Pool# 865972 5.50%, 03/01/36	59,714	66,770
Pool# 891588 5.50%, 05/01/36	168,433	188,335
Pool# 885808 5.50%, 06/01/36	2,799	3,131
Pool# 745826 6.00%, 07/01/36	12,390	13,986
Pool# 897267 5.50%, 10/01/36	39,844	44,478

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 899215 6.00%, 10/01/36	$45,941	$51,856
Pool# 310107 5.00%, 11/01/36	173,284	191,702
Pool# 831922 5.50%, 11/01/36	10,762	11,976
Pool# 256513 5.50%, 12/01/36	56,970	63,595
Pool# 903013 5.50%, 12/01/36	122,938	137,235
Pool# 920078 5.50%, 12/01/36	17,677	19,733
Pool# 906869 6.00%, 12/01/36	91,530	103,314
Pool# 967685 5.50%, 01/01/37	86,919	96,727
Pool# 888222 6.00%, 02/01/37	35,672	40,265
Pool# 910242 5.00%, 03/01/37	6,372	7,040
Pool# 914049 6.00%, 03/01/37	215,148	242,848
Pool# 914752 5.50%, 04/01/37	44,234	49,351
Pool# 918011 5.00%, 05/01/37	167,933	185,520
Pool# 897640 5.50%, 05/01/37	61,000	68,056
Pool# 899528 5.50%, 05/01/37	94,510	105,442
Pool# 917988 6.00%, 05/01/37	31,594	35,661
Pool# 899562 5.50%, 06/01/37	35,039	39,092
Pool# 918516 5.50%, 06/01/37	648,831	723,877
Pool# 918659 5.50%, 06/01/37	173,938	194,219
Pool# 918662 5.50%, 06/01/37	527,151	588,123
Pool# 915639 6.00%, 06/01/37	168,074	189,713
Pool# 939984 6.00%, 06/01/37	89,842	101,409
Pool# 256822 5.00%, 07/01/37	4,419	4,882
Pool# 938175 5.50%, 07/01/37	17,179	19,167
Pool# 899598 6.00%, 07/01/37	11,747	13,259
Pool# 928483 6.00%, 07/01/37	57,494	64,897
Pool# 942052 6.00%, 07/01/37	46,700	52,713
Pool# 944526 6.00%, 07/01/37	26,889	30,351
Pool# 942290 5.50%, 08/01/37	52,280	58,180
Pool# 945218 5.50%, 08/01/37	5,660	6,298
Pool# AA0920 5.50%, 08/01/37	2,503,442	2,796,912
Pool# 936895 6.00%, 08/01/37	3,671	4,144
Pool# 888638 5.50%, 09/01/37	74,825	83,480
Pool# 952277 5.50%, 09/01/37	1,306	1,457
Pool# 952276 6.00%, 09/01/37	160,625	181,306
Pool# 933131 5.50%, 10/01/37	39,094	43,609
Pool# 943640 5.50%, 10/01/37	2,657	2,964
Pool# 946923 6.00%, 10/01/37	126,722	143,038
Pool# 955770 6.00%, 10/01/37	13,135	14,827
Pool# 952372 5.50%, 11/01/37	657,618	731,831
Pool# 960117 5.50%, 11/01/37	1,438	1,604
Pool# 933166 6.00%, 11/01/37	224,773	253,713
Pool# 956411 6.00%, 11/01/37	32,494	36,678
Pool# 959983 6.00%, 11/01/37	81,790	92,320
Pool# 959454 5.50%, 12/01/37	111,785	124,697
Pool# 967254 5.50%, 12/01/37	118,119	131,448
Pool# 977077 5.50%, 12/01/37	209,591	234,358
Pool# 929018 6.00%, 12/01/37	49,501	55,875
Pool# 966419 6.00%, 12/01/37	47,793	53,946
Pool# 961181 5.50%, 01/01/38	30,329	33,828
Pool# 961256 5.50%, 01/01/38	71,107	79,309
Pool# 961311 5.50%, 01/01/38	86,727	96,731
Pool# 961348 6.00%, 01/01/38	177,521	200,377
Pool# 965719 6.00%, 01/01/38	29,804	33,641
Pool# 952055 5.00%, 02/01/38	345,045	381,073
Pool# 960048 5.50%, 02/01/38	3,862	4,307
Pool# 969757 5.50%, 02/01/38	2,880	3,212
Pool# 969776 5.50%, 02/01/38	77,205	86,208
Pool# 972404 5.50%, 02/01/38	30,031	33,495
Pool# 972701 5.50%, 02/01/38	27,118	30,247
Pool# 961980 5.00%, 03/01/38	475,000	524,597
Pool# 961849 5.50%, 03/01/38	57,739	64,399
Pool# 962371 5.50%, 03/01/38	56,549	63,072
Pool# 973775 5.50%, 03/01/38	47,226	52,674
Pool# 973794 5.50%, 03/01/38	91,026	101,527
Pool# 974674 5.50%, 03/01/38	46,746	52,139

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 975186 5.50%, 03/01/38	$87,077	$97,230
Pool# 961992 6.00%, 03/01/38	122,202	137,935
Pool# 974532 5.00%, 04/01/38	33,465	36,960
Pool# 974965 5.00%, 04/01/38	416,177	459,111
Pool# 933777 5.50%, 04/01/38	20,592	22,967
Pool# 973726 6.00%, 04/01/38	234,421	264,603
Pool# 969268 5.50%, 05/01/38	5,262	5,869
Pool# 970232 5.50%, 05/01/38	10,382	11,579
Pool# 975049 5.50%, 05/01/38	99,667	111,631
Pool# 975127 5.50%, 05/01/38	3,175	3,534
Pool# 995048 5.50%, 05/01/38	150,919	168,469
Pool# 889509 6.00%, 05/01/38	68,012	76,769
Pool# 889579 6.00%, 05/01/38	114,306	129,023
Pool# 929594 5.50%, 06/01/38	670,744	748,535
Pool# 963774 5.50%, 06/01/38	157,637	175,722
Pool# 963958 5.50%, 06/01/38	3,086	3,440
Pool# 976213 5.50%, 06/01/38	8,844	9,858
Pool# 979984 5.50%, 06/01/38	87,108	97,156
Pool# 985559 5.50%, 06/01/38	149,951	167,155
Pool# 985731 5.50%, 06/01/38	31,041	34,602
Pool# 986519 5.50%, 06/01/38	7,738	8,611
Pool# 929714 5.50%, 07/01/38	462,765	514,989
Pool# 929737 5.50%, 07/01/38	3,569	3,978
Pool# 934333 5.50%, 07/01/38	258,767	288,455
Pool# 934351 5.50%, 07/01/38	33,852	37,736
Pool# 963975 5.50%, 07/01/38	111,158	123,911
Pool# 986245 5.50%, 07/01/38	11,058	12,326
Pool# 986999 5.50%, 07/01/38	134,687	150,139
Pool# 889962 5.50%, 08/01/38	395,370	440,730
Pool# 929824 5.50%, 08/01/38	58,401	65,101
Pool# 964970 5.50%, 08/01/38	54,461	60,709
Pool# 975697 5.50%, 08/01/38	21,101	23,522
Pool# 986062 5.50%, 08/01/38	11,336	12,637
Pool# 925973 6.00%, 08/01/38	19,080	21,537
Pool# 983378 6.00%, 08/01/38	66,901	75,514
Pool# 970818 5.50%, 09/01/38	75,201	83,829
Pool# 986938 5.50%, 09/01/38	18,761	20,913
Pool# 970650 5.50%, 10/01/38	118,907	132,549
Pool# 990786 5.50%, 10/01/38	52,413	58,426
Pool# 992471 5.50%, 10/01/38	4,403	4,939
Pool# 930071 6.00%, 10/01/38	533,015	601,640
Pool# 991002 6.00%, 10/01/38	8,282	9,348
Pool# 992035 6.00%, 10/01/38	18,762	21,178
Pool# 934645 5.50%, 11/01/38	108,205	120,552
Pool# 934665 5.50%, 11/01/38	93,295	103,940
Pool# 970809 5.50%, 11/01/38	58,741	65,444
Pool# 985805 5.50%, 11/01/38	123,091	137,213
Pool# 987994 5.50%, 11/01/38	45,613	50,817
Pool# 994637 5.50%, 11/01/38	510,872	569,163
Pool# 995759 5.50%, 11/01/38	767,530	856,065
Pool# AB0131 5.00%, 12/01/38	29,285	32,397
Pool# 930253 5.50%, 12/01/38	169,871	189,360
Pool# 934249 5.50%, 12/01/38	37,460	41,734
Pool# 970929 5.50%, 12/01/38	123,789	137,914
Pool# 991434 5.50%, 12/01/38	47,790	53,243
Pool# 992676 5.50%, 12/01/38	46,151	51,417
Pool# 992944 5.50%, 12/01/38	66,254	73,814
Pool# 993055 5.50%, 12/01/38	66,967	74,609

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AA0694 5.50%, 12/01/38	$92,737	$103,318
Pool# AD0385 5.50%, 12/01/38	52,771	58,858
Pool# 995245 5.00%, 01/01/39	787,583	868,833
Pool# 993100 5.50%, 01/01/39	52,871	58,904
Pool# 993111 5.50%, 01/01/39	51,828	57,741
Pool# AA0187 5.50%, 01/01/39	46,761	52,096
Pool# AA0729 5.50%, 02/01/39	612,360	682,231
Pool# AA1638 5.50%, 02/01/39	79,734	88,907
Pool# AD0306 5.50%, 03/01/39	19,004	21,199
Pool# 935063 5.50%, 04/01/39	231,399	257,801
Pool# 995845 5.50%, 04/01/39	2,772	3,093
Pool# 935075 6.00%, 04/01/39	40,078	45,238
Pool# 995862 5.00%, 07/01/39	142,576	157,462
Pool# AL0070 5.00%, 07/01/39	112,269	123,991
Pool# AC0017 5.50%, 09/01/39	21,994	24,504
Pool# AD0638 6.00%, 09/01/39	124,030	139,999
Pool# AL2875 5.00%, 11/01/39	485,014	535,807
Pool# 190399 5.50%, 11/01/39	17,985	20,048
Pool# 932586 4.50%, 03/01/40	1,596,446	1,725,596
Pool# AD1656 4.50%, 03/01/40	656,422	709,526
Pool# MA0389 5.50%, 04/01/40	92,932	103,536
Pool# 190404 4.50%, 05/01/40	270,276	292,140
Pool# AL0071 5.00%, 05/01/40	261,144	288,452
Pool# AB1316 5.50%, 05/01/40	167,262	186,451
Pool# AL0015 5.50%, 05/01/40	1,213,760	1,353,011
Pool# AB1149 5.00%, 06/01/40	300,000	331,371
Pool# AD5507 5.00%, 06/01/40	693,628	766,161
Pool# AD6438 5.00%, 06/01/40	22,054	24,360
Pool# AC9032 5.00%, 07/01/40	13,459	14,868
Pool# AD6856 5.00%, 07/01/40	8,680	9,589
Pool# AB1335 4.50%, 08/01/40	475,094	513,529
Pool# AB1389 4.50%, 08/01/40	1,246,870	1,347,740
Pool# AD8529 4.50%, 08/01/40	1,668,773	1,803,774
Pool# AE3251 5.00%, 08/01/40	577,381	637,849
Pool# AD5283 4.50%, 09/01/40	65,412	70,704
Pool# AE0691 4.50%, 10/01/40	183,932	198,525
Pool# AE0803 4.50%, 10/01/40	2,468,856	2,668,583
Pool# AB1854 4.50%, 11/01/40	555,547	600,490
Pool# AE2691 4.50%, 12/01/40	4,130,656	4,464,819
Pool# AH1560 4.00%, 01/01/41	780,225	823,716
Pool# AL0791 4.00%, 02/01/41	989,914	1,047,414
Pool# AE0984 4.50%, 02/01/41	49,081	53,052
Pool# AH4038 4.50%, 04/01/41	1,033,685	1,122,316
Pool# AH9471 4.50%, 04/01/41	950,682	1,032,196
Pool# AI1193 4.50%, 04/01/41	206,831	223,563
Pool# AI0706 5.00%, 04/01/41	595,316	657,662
Pool# AI2468 4.50%, 05/01/41	1,651,722	1,784,827
Pool# AB3193 4.50%, 06/01/41	449,851	486,102
Pool# AI3506 4.50%, 06/01/41	70,268	76,315
Pool# AL0462 5.00%, 07/01/41	33,654	37,126
Pool# AH1727 4.50%, 08/01/41	252,345	273,233
Pool# AI8193 4.50%, 08/01/41	1,675,897	1,810,950
Pool# AI8194 4.50%, 08/01/41	1,689,895	1,823,964
Pool# AB3505 4.00%, 09/01/41	3,097,962	3,279,362
Pool# AJ1416 4.50%, 09/01/41	1,452,494	1,569,544
Pool# AL1319 4.50%, 10/01/41	399,555	431,254

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AJ5269 4.00%, 11/01/41	$5,505,761	$5,812,663
Pool# AL1431 4.50%, 11/01/41	3,719,488	4,027,362
Pool# AL1547 4.50%, 11/01/41	282,682	305,462
Pool# AJ9278 3.50%, 12/01/41	1,531,432	1,569,538
Pool# AJ7686 4.00%, 12/01/41	6,126,851	6,484,649
Pool# AL1354 4.50%, 01/01/42	3,441,710	3,719,063
Pool# AL4300 4.50%, 01/01/42	827,391	894,326
Pool# AK5699 3.50%, 03/01/42	1,355,215	1,388,937
Pool# AK4520 4.00%, 03/01/42	757,770	800,010
Pool# AK6743 4.00%, 03/01/42	486,056	513,074
Pool# AK6568 3.50%, 04/01/42	2,141,256	2,193,198
Pool# AK6846 3.50%, 04/01/42	1,564,625	1,602,580
Pool# AL4029 4.50%, 04/01/42	782,609	845,921
Pool# AB7733 3.00%, 01/01/43	1,338,687	1,322,946
Pool# AL3714 3.50%, 01/01/43	2,540,157	2,599,394
Pool# AB8931 3.00%, 04/01/43	1,997,328	1,972,596
Pool# AB9046 3.50%, 04/01/43	2,282,183	2,340,040
Pool# AR9283 3.50%, 04/01/43	556,796	569,868
Pool# AT1001 3.50%, 04/01/43	956,642	982,688
Pool# AT2021 3.50%, 04/01/43	1,951,391	1,998,728
Pool# AT5993 3.00%, 05/01/43	2,069,451	2,043,826
Pool# AB9374 3.50%, 05/01/43	898,902	920,006
Pool# AS0044 3.00%, 07/01/43	1,178,270	1,163,312
Pool# AB9864 3.50%, 07/01/43	821,432	841,871
Pool# AU3735 3.00%, 08/01/43	487,184	481,000
Pool# AS0210 3.50%, 08/01/43	2,400,215	2,459,939
Pool# AS0212 3.50%, 08/01/43	3,378,720	3,459,625
Pool# AU0949 3.50%, 08/01/43	1,660,496	1,708,559
Pool# AU3742 3.50%, 08/01/43	1,412,092	1,445,905
Pool# AS0225 4.00%, 08/01/43	5,572,524	5,887,501
Pool# AS0358 4.00%, 09/01/43	921,847	975,682
Pool# AS0531 4.00%, 09/01/43	1,189,539	1,259,006
Pool# AU6857 4.00%, 09/01/43	1,739,750	1,842,436
Pool# MA1600 3.50%, 10/01/43	3,438,545	3,517,659
Pool# AU4386 4.00%, 10/01/43	737,579	779,269
Pool# AU6744 4.00%, 10/01/43	1,810,904	1,909,867
Pool# AU9029 4.00%, 10/01/43	2,059,672	2,179,953
Pool# AV0691 4.00%, 12/01/43	502,342	531,678
Pool# AS1380 4.50%, 12/01/43	3,495,599	3,772,925
Pool# AV0664 4.50%, 12/01/43	2,913,441	3,145,492
Pool# AS1559 4.00%, 01/01/44	3,038,457	3,210,200
Pool# AS1764 4.00%, 02/01/44	554,053	586,149
Pool# MA1885 5.00%, 03/01/44	143,279	158,553
Pool# MA1888 4.00%, 05/01/44	880,774	929,182
Pool# AS2950 4.00%, 07/01/44	148,998	157,187
Federal National Mortgage Association Pool TBA
3.00%, 10/25/44	3,315,000	3,267,088
3.50%, 10/25/44	10,620,000	10,853,142
4.00%, 10/25/44	38,115,000	40,166,658
4.50%, 10/25/44	36,200,000	39,059,235
5.00%, 10/25/44	10,960,000	12,095,388
5.50%, 10/25/44	1,300,000	1,448,078
Government National Mortgage Association I Pool
Pool# 618988 6.00%, 06/15/34	31,376	35,663
Pool# 689575 6.50%, 07/15/38	33,561	38,200

Total U.S. Government Mortgage Backed Agencies (cost $376,432,804)		380,994,821

U.S. Government Sponsored & Agency Obligations 2.3%

	Principal Amount	Market Value
Federal Farm Credit Banks 1.46%, 11/19/19	2,785,000	2,694,022
Federal Home Loan Banks 0.13%, 04/14/15	4,100,000	4,099,018
5.50%, 07/15/36	8,320,000	10,810,147
Federal National Mortgage Association 1.70%, 08/28/19	2,655,000	2,612,905
1.75%, 09/12/19	8,285,000	8,220,262
1.60%, 12/24/20	4,690,000	4,470,672
Tennessee Valley Authority 4.63%, 09/15/60	1,345,000	1,469,572

Total U.S. Government Sponsored & Agency Obligations (cost $34,528,875)		34,376,598

U.S. Treasury Bonds 9.1%

	Principal Amount	Market Value
U.S. Treasury Bonds 6.25%, 08/15/23	61,035,000	79,879,556
4.50%, 02/15/36	14,685,000	18,119,913
U.S. Treasury Inflation Indexed Bonds 2.00%, 01/15/26(f)	16,995,000	23,218,465

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Treasury Bonds (Continued)

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bonds (Continued)
1.75%, 01/15/28(f)	$7,275,000	$9,206,847
3.88%, 04/15/29(f)	2,135,000	4,364,260

Total U.S. Treasury Bonds (cost $137,242,117)		134,789,041

U.S. Treasury Notes 18.9%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes 0.13%, 04/15/17(f)	8,035,000	8,540,333
1.13%, 01/15/21(f)	7,785,000	8,893,547
U.S. Treasury Notes 0.38%, 06/30/15	35,000,000	35,082,033
0.25%, 07/15/15	90,000,000	90,126,558
0.63%, 11/30/17	3,590,000	3,524,931
3.63%, 08/15/19	102,145,000	111,018,847
2.75%, 02/15/24	22,605,000	23,138,338

Total U.S. Treasury Notes (cost $280,644,394)		280,324,587

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Yankee Dollars 0.5%

	Principal Amount	Market Value
Banks 0.5%
Royal Bank of Scotland Group PLC 1.88%, 03/31/17	$1,645,000	$1,646,559
5.13%, 05/28/24	6,100,000	6,016,190

		7,662,749

Total Yankee Dollars (cost $7,696,027)		7,662,749

Total Investments (cost $1,544,410,750) (g) — 105.6%		1,561,995,881
Liabilities in excess of other assets — (5.6)%		(82,944,119)

NET ASSETS — 100.0%		$1,479,051,762

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2014. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2014 was $106,848,743 which represents 7.22% of net assets.
(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2014. The maturity date reflects the next call date.
(d)	Represents 7-day effective yield as of September 30, 2014.
(e)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2014.
(f)	Principal amounts are not adjusted for inflation.
(g)	At September 30, 2014, the tax basis cost of the Fund’s investments was $1,546,543,025, tax unrealized appreciation and depreciation were $24,795,825 and $(9,342,969), respectively.
†	Amount rounds to less than 0.1%.

AS	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
IO	Interest Only
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
OJSC	Open Joint Stock Company
PLC	Public Limited Company
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
TBA	To Be Announced
ULC	Unlimited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

At September 30, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
368	90 Day Eurodollar	12/19/16	$89,971,400	$(924)
160	90 Day Euroyen	03/16/15	36,403,921	3,211
68	U.S. Treasury Long Bond	12/19/14	9,377,625	(94,200)

			$135,752,946	$(91,913)

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(183)	EURO FX CURR Future	12/15/14	$28,902,562	$1,209,146
(88)	EURO-BUXL Future	12/08/14	15,827,532	272,008
(774)	U.S. Treasury 10 Year Note	12/19/14	96,471,844	683,208
(138)	U.S. Treasury 2 Year Note	12/31/14	30,200,438	5,992
(432)	U.S. Treasury 5 Year Note	12/31/14	51,087,375	127,143
(97)	U.S. Treasury Ultra Bond	12/19/14	14,792,500	153,569

			$237,282,251	$2,451,066

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$59,005,836	$—	$59,005,836
Commercial Mortgage Backed Securities	—	124,012,041	—	124,012,041
Corporate Bonds	—	473,234,242	—	473,234,242
Futures Contracts	2,454,277	—	—	2,454,277
Mutual Fund	3,892,353	—	—	3,892,353
Sovereign Bonds	—	63,703,613	—	63,703,613
U.S. Government Mortgage Backed Agencies	—	380,994,821	—	380,994,821
U.S. Government Sponsored & Agency Obligations	—	34,376,598	—	34,376,598
U.S. Treasury Bonds	—	134,789,041	—	134,789,041
U.S. Treasury Notes	—	280,324,587	—	280,324,587
Yankee Dollars	—	7,662,749	—	7,662,749

Total Assets	$6,346,630	$1,558,103,528	$—	$1,564,450,158

Liabilities:
Futures Contracts	(95,124)	—	—	(95,124)

Total Liabilities	$(95,124)	$—	$—	$(95,124)

Total	$6,251,506	$1,558,103,528	$—	$1,564,355,034

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to interest rate price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to manage exposure to changes in the level of interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2014

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$2,454,277

Total		$2,454,277

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(95,124)

Total		$(95,124)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Developing Markets Fund

Common Stocks 94.3%

	Shares	Market Value
BRAZIL 7.4%

Aerospace & Defense 0.0%†
Embraer SA, ADR	870	$34,121

Airlines 0.4%
Gol Linhas Aereas Inteligentes SA, ADR*	61,390	295,286

Beverages 1.8%
AMBEV SA, ADR	184,900	1,211,095

Diversified Financial Services 0.4%
Grupo BTG Pactual	19,700	259,555

Electric Utilities 0.6%
EDP - Energias do Brasil SA	110,100	449,801

Media 0.4%
Multiplus SA	26,000	313,561

Metals & Mining 0.9%
Vale SA - Preference Shares, ADR	69,470	674,554

Oil, Gas & Consumable Fuels 1.5%
Petroleo Brasileiro SA	148,000	1,042,999

Transportation Infrastructure 0.7%
Arteris SA	83,700	536,856

Water Utilities 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo	63,100	509,904

		5,327,732

CHILE 0.6%

Banks 0.6%
Banco Santander Chile, ADR	18,110	400,050

CHINA 19.6%

Banks 2.4%
China Construction Bank Corp., H Shares	2,496,000	1,745,559

Capital Markets 0.8%
China Cinda Asset Management Co., Ltd., H Shares*	1,237,000	543,799

Construction & Engineering 0.5%
China Communications Construction Co., Ltd., H Shares	514,000	370,920

Diversified Telecommunication Services 0.4%
China Telecom Corp., Ltd., H Shares	482,000	295,458

Health Care Providers & Services 0.8%
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	225,300	550,712

Insurance 1.9%
New China Life Insurance Co., Ltd., H Shares	214,300	746,613
PICC Property & Casualty Co., Ltd., H Shares	370,000	656,318

		1,402,931

Internet & Catalog Retail 0.6%
Vipshop Holdings Ltd., ADR*	2,320	438,503

Internet Software & Services 2.7%
Alibaba Group Holding Ltd., ADR*	859	76,322
Tencent Holdings Ltd.	128,800	1,916,731

		1,993,053

Life Sciences Tools & Services 0.7%
WuXi PharmaTech Cayman Inc, ADR*	14,400	504,288

Machinery 0.8%
CSR Corp., Ltd., H Shares	630,000	553,809

Oil, Gas & Consumable Fuels 4.7%
China Petroleum & Chemical Corp., H Shares	1,070,000	935,868
China Shenhua Energy Co., Ltd., H Shares	214,000	595,691
CNOOC Ltd.	1,111,000	1,915,996

		3,447,555

Pharmaceuticals 1.0%
Sihuan Pharmaceutical Holdings Group Ltd.	982,000	735,499

Technology Hardware, Storage & Peripherals 1.6%
Lenovo Group Ltd.	774,000	1,152,868

Textiles, Apparel & Luxury Goods 0.7%
Anta Sports Products Ltd.	255,000	518,185

		14,253,139

COLOMBIA 0.9%

Banks 0.9%
Bancolombia SA, ADR	4,780	271,122
Grupo Aval Acciones y Valores, ADR*	25,790	349,454

		620,576

GREECE 0.7%

Hotels, Restaurants & Leisure 0.7%
OPAP SA	36,710	481,383

HONG KONG 4.5%

Construction & Engineering 0.1%
China Singyes Solar Technologies Holdings Ltd.*	34,000	60,455

Electronic Equipment, Instruments & Components 0.6%
PAX Global Technology Ltd.*	501,000	440,815

Hotels, Restaurants & Leisure 0.6%
SJM Holdings Ltd.	235,000	447,411

Household Durables 0.8%
Haier Electronics Group Co., Ltd.	224,000	587,432

Independent Power and Renewable Electricity Producers 1.1%
China Resources Power Holdings Co., Ltd.	280,000	754,421

Real Estate Management & Development 0.8%
China Overseas Land & Investment Ltd.	238,000	610,790

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Developing Markets Fund (Continued)

Common Stocks (Continued)

	Shares	Market Value
HONG KONG (continued)

Transportation Infrastructure 0.5%
COSCO Pacific Ltd.	266,000	$352,798

		3,254,122

INDIA 12.1%

Automobiles 3.7%
Maruti Suzuki India Ltd.	28,440	1,475,339
Tata Motors Ltd.	144,630	1,174,715

		2,650,054

Banks 2.0%
Bank of Baroda	53,890	819,607
ICICI Bank Ltd.	27,460	636,716

		1,456,323

Chemicals 0.6%
UPL Ltd.	77,560	428,677

Construction Materials 0.7%
Grasim Industries Ltd.	770	46,710
Grasim Industries Ltd., GDR	8,520	489,514

		536,224

Information Technology Services 1.2%
HCL Technologies Ltd.	30,510	846,258

Metals & Mining 0.5%
Hindalco Industries Ltd.	145,730	368,232

Oil, Gas & Consumable Fuels 3.4%
Coal India Ltd.	107,590	593,431
Oil & Natural Gas Corp., Ltd.	181,290	1,197,218
Reliance Industries Ltd.	41,700	636,674

		2,427,323

		8,713,091

INDONESIA 1.5%

Banks 1.1%
Bank Negara Indonesia Persero Tbk PT	1,681,600	759,875

Construction Materials 0.4%
Indocement Tunggal Prakarsa Tbk PT	180,200	319,472

		1,079,347

MACAU 0.6%

Hotels, Restaurants & Leisure 0.6%
Sands China Ltd.	79,600	415,258

MALAYSIA 0.5%

Banks 0.5%
CIMB Group Holdings Bhd	171,200	366,825

MEXICO 1.0%

Beverages 1.0%
Arca Continental SAB de CV	102,000	699,392

PERU 1.1%

Banks 1.1%
Credicorp Ltd.	5,360	822,170

PHILIPPINES 2.1%

Banks 1.4%
Metropolitan Bank & Trust Co.	529,003	1,022,310

Food Products 0.7%
Universal Robina Corp.	115,070	477,815

		1,500,125

POLAND 1.1%

Electric Utilities 1.1%
Energa SA	104,740	759,290

RUSSIA 4.5%

Banks 0.6%
Sberbank of Russia, ADR	59,300	466,572

Food & Staples Retailing 0.7%
X5 Retail Group NV, GDR Reg. S*	28,950	533,541

Metals & Mining 1.1%
MMC Norilsk Nickel OJSC, ADR	43,070	800,241

Oil, Gas & Consumable Fuels 2.1%
Lukoil OAO, ADR	18,500	941,650
Rosneft OAO, GDR Reg. S	89,760	522,867

		1,464,517

		3,264,871

SOUTH AFRICA 4.2%

Food Products 0.5%
Tiger Brands Ltd.	13,270	370,586

Health Care Providers & Services 1.1%
Mediclinic International Ltd.	100,420	817,901

Industrial Conglomerates 0.7%
Bidvest Group Ltd. (The)	20,170	510,375

Wireless Telecommunication Services 1.9%
MTN Group Ltd.	64,250	1,354,595

		3,053,457

SOUTH KOREA 13.2%

Auto Components 0.5%
Hyundai Mobis Co., Ltd.	1,486	361,769

Automobiles 1.4%
Hyundai Motor Co.	5,581	1,005,547

Banks 3.5%
DGB Financial Group, Inc.	43,550	692,302
Hana Financial Group, Inc.	26,996	982,575
Shinhan Financial Group Co., Ltd.	18,020	829,580

		2,504,457

Household Durables 1.6%
LG Electronics, Inc.	19,120	1,189,068

Insurance 1.6%
Samsung Fire & Marine Insurance Co., Ltd.	4,240	1,134,856

Internet Software & Services 1.7%
NAVER Corp.	1,648	1,258,870

Semiconductors & Semiconductor Equipment 1.9%
Samsung Electronics Co., Ltd.	1,208	1,352,969

Wireless Telecommunication Services 1.0%
SK Telecom Co., Ltd.	2,730	751,003

		9,558,539

TAIWAN 11.5%

Banks 2.3%
E.Sun Financial Holding Co., Ltd.	1,199,073	727,056
Mega Financial Holding Co., Ltd.	1,125,607	922,498

		1,649,554

Diversified Financial Services 1.7%
Fubon Financial Holding Co., Ltd.	805,300	1,234,009

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Developing Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
TAIWAN (continued)

Electronic Equipment, Instruments & Components 1.5%
Delta Electronics, Inc.	119,000	$751,756
Largan Precision Co., Ltd.	5,000	357,715

		1,109,471

Insurance 1.3%
China Life Insurance Co., Ltd.	1,164,834	960,110

Semiconductors & Semiconductor Equipment 2.6%
Advanced Semiconductor Engineering, Inc.	355,000	414,660
Epistar Corp.	102,000	190,561
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	60,740	1,225,734

		1,830,955

Technology Hardware, Storage & Peripherals 2.1%
Catcher Technology Co., Ltd.	86,000	796,512
Compal Electronics, Inc.	1,009,280	755,052

		1,551,564

		8,335,663

THAILAND 5.0%

Beverages 0.7%
Thai Beverage PCL	812,000	486,001

Chemicals 1.4%
PTT Global Chemical PCL	568,220	1,067,261

Diversified Telecommunication Services 1.1%
Jasmine International PCL	3,804,800	781,335

Oil, Gas & Consumable Fuels 0.8%
PTT PCL	54,800	607,676

Wireless Telecommunication Services 1.0%
Advanced Info Service PCL	101,200	701,702

		3,643,975

TURKEY 2.1%

Automobiles 0.2%
Ford Otomotiv Sanayi AS*	13,190	151,448

Banks 1.1%
Turkiye Halk Bankasi AS	133,140	800,976

Real Estate Investment Trusts (REITs) 0.8%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	538,270	563,580

		1,516,004

UNITED ARAB EMIRATES 0.1%

Real Estate Management & Development 0.1%
Emaar Malls Group PJSC*	104,100	82,193

Total Common Stocks (cost $67,624,951)		68,147,202

Preferred Stocks 5.6%

	Shares	Market Value
BRAZIL 5.6%

Banks 3.5%
Banco Bradesco SA	57,100	812,732
Banco do Estado do Rio Grande do Sul SA, Class B	57,100	342,915
Itau Unibanco Holding SA	95,920	1,327,263

		2,482,910

Chemicals 0.5%
Braskem SA, Class A	59,200	391,805

Food & Staples Retailing 1.6%
Cia Brasileira de Distribuicao	26,800	1,169,883

Total Preferred Stocks (cost $4,262,898)		4,044,598

Total Investments (cost $71,887,849) (a) — 99.9%		72,191,800
Other assets in excess of liabilities — 0.1%		49,673

NET ASSETS — 100.0%		$72,241,473

*	Denotes a non-income producing security.
(a)	At September 30, 2014, the tax basis cost of the Fund’s investments was $72,198,463, tax unrealized appreciation and depreciation were $5,629,493 and $(5,636,156), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AS	Stock Corporation
Bhd	Public Limited Company
GDR	Global Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
PCL	Public Company Limited
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Developing Markets Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$34,121	$—	$—	$34,121
Airlines	295,286	—	—	295,286
Auto Components	—	361,769	—	361,769
Automobiles	—	3,807,049	—	3,807,049
Banks	2,309,368	10,305,879	—	12,615,247
Beverages	1,910,487	486,001	—	2,396,488
Capital Markets	—	543,799	—	543,799
Chemicals	—	1,495,938	—	1,495,938
Construction & Engineering	—	431,375	—	431,375
Construction Materials	—	855,696	—	855,696
Diversified Financial Services	259,555	1,234,009	—	1,493,564
Diversified Telecommunication Services	—	1,076,793	—	1,076,793
Electric Utilities	449,801	759,290	—	1,209,091
Electronic Equipment, Instruments & Components	—	1,550,286	—	1,550,286
Food & Staples Retailing	—	533,541	—	533,541
Food Products	—	848,401	—	848,401
Health Care Providers & Services	—	1,368,613	—	1,368,613

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Developing Markets Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$—	$1,344,052	$—	$1,344,052
Household Durables	—	1,776,500	—	1,776,500
Independent Power and Renewable Electricity Producers	—	754,421	—	754,421
Industrial Conglomerates	—	510,375	—	510,375
Information Technology Services	—	846,258	—	846,258
Insurance	—	3,497,897	—	3,497,897
Internet & Catalog Retail	438,503	—	—	438,503
Internet Software & Services	76,322	3,175,601	—	3,251,923
Life Sciences Tools & Services	504,288	—	—	504,288
Machinery	—	553,809	—	553,809
Media	313,561	—	—	313,561
Metals & Mining	1,474,795	368,232	—	1,843,027
Oil, Gas & Consumable Fuels	1,984,649	7,005,421	—	8,990,070
Pharmaceuticals	—	735,499	—	735,499
Real Estate Investment Trusts (REITs)	—	563,580	—	563,580
Real Estate Management & Development	—	692,983	—	692,983
Semiconductors & Semiconductor Equipment	1,225,734	1,958,190	—	3,183,924
Technology Hardware, Storage & Peripherals	—	2,704,432	—	2,704,432
Textiles, Apparel & Luxury Goods	—	518,185	—	518,185
Transportation Infrastructure	536,856	352,798	—	889,654
Water Utilities	509,904	—	—	509,904
Wireless Telecommunication Services	—	2,807,300	—	2,807,300

Total Common Stocks	$12,323,230	$55,823,972	$—	$68,147,202

Preferred Stocks	4,044,598	—	—	4,044,598

Total	$16,367,828	$55,823,972	$—	$72,191,800

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 90.1%

	Shares	Market Value
BRAZIL 7.1%

Aerospace & Defense 0.0%†
Embraer SA, ADR	1,690	$66,282

Airlines 0.4%
Gol Linhas Aereas Inteligentes SA, ADR*	116,720	561,423

Beverages 1.7%
AMBEV SA, ADR	354,010	2,318,765

Diversified Financial Services 0.3%
Grupo BTG Pactual	36,000	474,313

Electric Utilities 0.6%
EDP - Energias do Brasil SA	212,300	867,327

Media 0.4%
Multiplus SA	47,900	577,677

Metals & Mining 0.9%
Vale SA - Preference Shares, ADR	127,170	1,234,821

Oil, Gas & Consumable Fuels 1.4%
Petroleo Brasileiro SA	279,700	1,971,127

Transportation Infrastructure 0.7%
Arteris SA	158,200	1,014,703

Water Utilities 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo	122,400	989,101

		10,075,539

CHILE 0.5%

Banks 0.5%
Banco Santander Chile, ADR	34,350	758,792

CHINA 18.9%

Banks 2.3%
China Construction Bank Corp., H Shares	4,714,000	3,296,701

Capital Markets 0.7%
China Cinda Asset Management Co., Ltd., H Shares*	2,344,000	1,030,449

Construction & Engineering 0.5%
China Communications Construction Co., Ltd., H Shares	910,000	656,687

Diversified Telecommunication Services 0.4%
China Telecom Corp., Ltd., H Shares	906,000	555,364

Health Care Providers & Services 0.7%
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	427,300	1,044,470

Insurance 1.8%
New China Life Insurance Co., Ltd., H Shares	391,500	1,363,972
PICC Property & Casualty Co., Ltd., H Shares	700,000	1,241,682

		2,605,654

Internet & Catalog Retail 0.6%
Vipshop Holdings Ltd., ADR*	4,210	795,732

Internet Software & Services 2.7%
Alibaba Group Holding Ltd., ADR*	1,637	145,447
Tencent Holdings Ltd.	242,000	3,601,311

		3,746,758

Life Sciences Tools & Services 0.7%
WuXi PharmaTech (Cayman), Inc., ADR*	27,640	967,953

Machinery 0.7%
CSR Corp., Ltd., H Shares	1,120,000	984,548

Oil, Gas & Consumable Fuels 4.7%
China Petroleum & Chemical Corp., H Shares	2,023,000	1,769,402
China Shenhua Energy Co., Ltd., H Shares	416,000	1,157,979
CNOOC Ltd.	2,038,000	3,514,672

		6,442,053

Pharmaceuticals 0.9%
Sihuan Pharmaceutical Holdings Group Ltd.	1,762,000	1,319,703

Technology Hardware, Storage & Peripherals 1.5%
Lenovo Group Ltd.	1,468,000	2,186,576

Textiles, Apparel & Luxury Goods 0.7%
Anta Sports Products Ltd.	484,000	983,536

		26,616,184

COLOMBIA 0.8%

Banks 0.8%
Bancolombia SA, ADR	9,060	513,883
Grupo Aval Acciones y Valores, ADR*	49,140	665,847

		1,179,730

GREECE 0.6%

Hotels, Restaurants & Leisure 0.6%
OPAP SA	69,540	911,888

HONG KONG 4.3%

Construction & Engineering 0.1%
China Singyes Solar Technologies Holdings Ltd.*	67,000	119,132

Electronic Equipment, Instruments & Components 0.6%
PAX Global Technology Ltd.*	947,000	833,238

Hotels, Restaurants & Leisure 0.6%
SJM Holdings Ltd.	418,000	795,821

Household Durables 0.8%
Haier Electronics Group Co., Ltd.	415,000	1,088,323

Independent Power and Renewable Electricity Producers 0.9%
China Resources Power Holdings Co., Ltd.	530,000	1,428,011

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
HONG KONG (continued)

Real Estate Management & Development 0.8%
China Overseas Land & Investment Ltd.	416,000	$1,067,599

Transportation Infrastructure 0.5%
COSCO Pacific Ltd.	504,000	668,459

		6,000,583

INDIA 11.5%

Automobiles 3.6%
Maruti Suzuki India Ltd.	53,250	2,762,369
Tata Motors Ltd.	272,140	2,210,377

		4,972,746

Banks 1.9%
Bank of Baroda	102,670	1,561,495
ICICI Bank Ltd.	49,200	1,140,803

		2,702,298

Chemicals 0.5%
UPL Ltd.	140,370	775,831

Construction Materials 0.7%
Grasim Industries Ltd.	1,690	102,519
Grasim Industries Ltd., GDR	15,360	882,504

		985,023

Information Technology Services 1.1%
HCL Technologies Ltd.	58,130	1,612,356

Metals & Mining 0.5%
Hindalco Industries Ltd.	277,580	701,392

Oil, Gas & Consumable Fuels 3.2%
Coal India Ltd.	199,070	1,098,004
Oil & Natural Gas Corp., Ltd.	334,780	2,210,848
Reliance Industries Ltd.	77,150	1,177,924

		4,486,776

		16,236,422

INDONESIA 1.4%

Banks 1.0%
Bank Negara Indonesia Persero Tbk PT	3,191,200	1,442,029

Construction Materials 0.4%
Indocement Tunggal Prakarsa Tbk PT	322,700	572,106

		2,014,135

MACAU 0.5%

Hotels, Restaurants & Leisure 0.5%
Sands China Ltd.	142,800	744,960

MALAYSIA 0.5%

Banks 0.5%
CIMB Group Holdings Bhd	324,900	696,153

MEXICO 1.0%

Beverages 1.0%
Arca Continental SAB de CV	196,500	1,347,358

PERU 1.1%

Banks 1.1%
Credicorp Ltd.	10,170	1,559,976

PHILIPPINES 2.0%

Banks 1.4%
Metropolitan Bank & Trust Co.	995,466	1,923,760

Food Products 0.6%
Universal Robina Corp.	206,880	859,045

		2,782,805

POLAND 1.0%

Electric Utilities 1.0%
Energa SA	194,100	1,407,087

RUSSIA 4.4%

Banks 0.6%
Sberbank of Russia, ADR	112,610	886,015

Food & Staples Retailing 0.7%
X5 Retail Group NV, GDR Reg. S*	56,030	1,032,618

Metals & Mining 1.1%
MMC Norilsk Nickel OJSC, ADR	81,830	1,520,401

Oil, Gas & Consumable Fuels 2.0%
Lukoil OAO, ADR	34,320	1,746,889

Rosneft OAO, GDR Reg. S	166,560	970,240

		2,717,129

		6,156,163

SOUTH AFRICA 4.0%

Food Products 0.5%
Tiger Brands Ltd.	22,990	642,033

Health Care Providers & Services 1.1%
Mediclinic International Ltd.	183,940	1,498,155

Industrial Conglomerates 0.7%
Bidvest Group Ltd. (The)	38,120	964,575

Wireless Telecommunication Services 1.7%
MTN Group Ltd.	120,070	2,531,460

		5,636,223

SOUTH KOREA 12.6%

Auto Components 0.4%
Hyundai Mobis Co. Ltd.	2,603	633,704

Automobiles 1.3%
Hyundai Motor Co.	10,526	1,896,503

Banks 3.3%
DGB Financial Group, Inc.	76,360	1,213,873
Hana Financial Group, Inc.	51,233	1,864,729
Shinhan Financial Group Co., Ltd.	32,290	1,486,522

		4,565,124

Household Durables 1.6%
LG Electronics, Inc.	36,106	2,245,424

Insurance 1.5%
Samsung Fire & Marine Insurance Co., Ltd.	8,034	2,150,339

Internet Software & Services 1.6%
NAVER Corp.	2,963	2,263,369

Semiconductors & Semiconductor Equipment 1.9%
Samsung Electronics Co., Ltd.	2,300	2,576,017

Wireless Telecommunication Services 1.0%
SK Telecom Co., Ltd.	5,080	1,397,471

		17,727,951

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Emerging Markets Fund (Continued)

	Shares	Market Value
TAIWAN 11.0%

Banks 2.2%
E.Sun Financial Holding Co., Ltd.	2,276,469	$1,380,333
Mega Financial Holding Co., Ltd.	2,121,553	1,738,733

		3,119,066

Diversified Financial Services 1.6%
Fubon Financial Holding Co., Ltd.	1,470,700	2,253,642

Electronic Equipment, Instruments & Components 1.5%
Delta Electronics, Inc.	226,000	1,427,703
Largan Precision Co., Ltd.	10,000	715,431

		2,143,134

Insurance 1.3%
China Life Insurance Co., Ltd.	2,165,834	1,785,181

Semiconductors & Semiconductor Equipment 2.4%
Advanced Semiconductor Engineering, Inc.	651,000	760,403
Epistar Corp.	192,000	358,704
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	112,850	2,277,312

		3,396,419

Technology Hardware, Storage & Peripherals 2.0%
Catcher Technology Co., Ltd.	164,000	1,518,930
Compal Electronics, Inc.	1,829,750	1,368,854

		2,887,784

		15,585,226

THAILAND 4.8%

Beverages 0.6%
Thai Beverage PCL	1,468,000	878,632

Chemicals 1.5%
PTT Global Chemical PCL	1,063,936	1,998,343

Diversified Telecommunication Services 1.0%
Jasmine International PCL	7,200,000	1,478,556

Oil, Gas & Consumable Fuels 0.8%
PTT PCL	103,000	1,142,164

Wireless Telecommunication Services 0.9%
Advanced Info Service PCL	192,900	1,337,533

		6,835,228

TURKEY 2.0%

Automobiles 0.2%
Ford Otomotiv Sanayi AS*	23,840	273,731

Banks 1.1%
Turkiye Halk Bankasi AS	252,670	1,520,075

Real Estate Investment Trusts (REITs) 0.7%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	954,440	999,319

		2,793,125

UNITED ARAB EMIRATES 0.1%

Real Estate Management & Development 0.1%
Emaar Malls Group PJSC*(a)	200,700	158,464

Total Common Stocks (cost $125,829,579)		127,223,992

Preferred Stocks 5.3%

	Shares	Market Value
BRAZIL 5.3%

Banks 3.3%
Banco Bradesco SA - Preference Shares	105,200	1,497,362
Banco do Estado do Rio Grande do Sul SA - Preference Shares, Class B	100,400	602,954
Itau Unibanco Holding SA - Preference Shares	176,518	2,442,514

		4,542,830

Chemicals 0.5%
Braskem SA - Preference Shares, Class A	111,300	736,619

Food & Staples Retailing 1.5%
Cia Brasileira de Distribuicao - Preference Shares	50,100	2,186,982

Total Preferred Stocks (cost $7,832,953)		7,466,431

Exchange Traded Fund 3.4%

	Shares	Market Value

UNITED STATES 3.4%
iShares MSCI Emerging Markets ETF	115,030	4,780,647

Total Exchange Traded Fund (cost $5,006,371)		4,780,647

Total Investments (cost $138,668,903) (b) — 98.8%		139,471,070
Other assets in excess of liabilities — 1.2%		1,638,998

NET ASSETS — 100.0%		$141,110,068

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	At September 30, 2014, the tax basis cost of the Fund’s investments was $139,049,106, tax unrealized appreciation and depreciation were $10,886,721 and $(10,464,757), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AS	Stock Corporation
Bhd	Public Limited Company
CN	China
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
PCL	Public Company Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
SA	Stock Company
SAB de CV	Public Traded Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Emerging Markets Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$66,282	$—	$—	$66,282
Airlines	561,423	—	—	561,423
Auto Components	—	633,704	—	633,704
Automobiles	—	7,142,980	—	7,142,980
Banks	4,384,513	19,265,206	—	23,649,719
Beverages	3,666,123	878,632	—	4,544,755
Capital Markets	—	1,030,449	—	1,030,449
Chemicals	—	2,774,174	—	2,774,174
Construction & Engineering	—	775,819	—	775,819
Construction Materials	—	1,557,129	—	1,557,129
Diversified Financial Services	474,313	2,253,642	—	2,727,955
Diversified Telecommunication Services	—	2,033,920	—	2,033,920
Electric Utilities	867,327	1,407,087	—	2,274,414
Electronic Equipment, Instruments & Components	—	2,976,372	—	2,976,372
Food & Staples Retailing	—	1,032,618	—	1,032,618
Food Products	—	1,501,078	—	1,501,078
Health Care Providers & Services	—	2,542,625	—	2,542,625
Hotels, Restaurants & Leisure	—	2,452,669	—	2,452,669
Household Durables	—	3,333,747	—	3,333,747

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Emerging Markets Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Independent Power and Renewable Electricity Producers	$—	$1,428,011	$—	$1,428,011
Industrial Conglomerates	—	964,575	—	964,575
Information Technology Services	—	1,612,356	—	1,612,356
Insurance	—	6,541,174	—	6,541,174
Internet & Catalog Retail	795,732	—	—	795,732
Internet Software & Services	145,447	5,864,680	—	6,010,127
Life Sciences Tools & Services	967,953	—	—	967,953
Machinery	—	984,548	—	984,548
Media	577,677	—	—	577,677
Metals & Mining	2,755,222	701,392	—	3,456,614
Oil, Gas & Consumable Fuels	3,718,016	13,041,233	—	16,759,249
Pharmaceuticals	—	1,319,703	—	1,319,703
Real Estate Investment Trusts (REITs)	—	999,319	—	999,319
Real Estate Management & Development	—	1,226,063	—	1,226,063
Semiconductors & Semiconductor Equipment	2,277,312	3,695,124	—	5,972,436
Technology Hardware, Storage & Peripherals	—	5,074,360	—	5,074,360
Textiles, Apparel & Luxury Goods	—	983,536	—	983,536
Transportation Infrastructure	1,014,703	668,459	—	1,683,162
Water Utilities	989,101	—	—	989,101
Wireless Telecommunication Services	—	5,266,464	—	5,266,464

Total Common Stocks	$23,261,144	$103,962,848	$—	$127,223,992

Exchange Traded Fund	4,780,647	—	—	4,780,647
Preferred Stocks	7,466,431	—	—	7,466,431

Total	$35,508,222	$103,962,848	$—	$139,471,070

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Flexible Fixed Income Fund

Mutual Funds 95.3%

	Shares	Market Value
Commodity 7.0%
PIMCO Variable Insurance Trust - CommodityRealReturn Strategy Portfolio, Institutional Class	15,755	$89,175

Total Commodity (cost $99,799)		89,175

Fixed Income Funds 88.3%
Eaton Vance VT Floating-Rate Income Fund, ADV Class	13,824	128,423
Federated NVIT High Income Bond Fund, Class Y(a)	36,784	254,175
Nationwide Core Plus Bond Fund, Institutional Class(a)	6,301	64,460
Nationwide High Yield Bond Fund, Institutional Class(a)	14,144	89,248
NVIT Bond Index Fund, Class Y(a)	21,445	230,535
NVIT Core Bond Fund, Class Y(a)	16,105	179,406
NVIT Multi Sector Bond Fund, Class Y(a)	12,459	115,370
NVIT Short Term Bond Fund, Class Y(a)	6,095	64,365

Total Fixed Income Funds (cost $1,141,111)		1,125,982

Total Mutual Funds (cost $1,240,910)		1,215,157

Exchange Traded Fund 5.0%

	Shares	Market Value
Fixed Income Fund 5.0%
iShares JP Morgan USD Emerging Markets Bond ETF	567	63,986

Total Exchange Traded Fund (cost $65,532)		63,986

Total Investments (cost $1,306,442) (b) — 100.3%		1,279,143
Liabilities in excess of other assets — (0.3)%		(3,986)

NET ASSETS — 100.0%		$1,275,157

(a)	Investment in affiliate.
(b)	At September 30, 2014, the tax basis cost of the Fund’s investments was $1,306,961, tax unrealized appreciation and depreciation were $200 and $(28,018), respectively.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Flexible Fixed Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Flexible Moderate Growth Fund

Mutual Funds 100.2%

	Shares	Market Value
Asset Allocation Funds 16.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	31,584	$309,521
Rydex Variable Trust—Managed Futures Strategy *	2,277	44,217

Total Asset Allocation Funds (cost $359,100)		353,738

Equity Funds 64.1%
Nationwide Global Equity Fund, Institutional Class(a)	6,708	110,543
Nationwide US Small Cap Value Fund, Institutional Class(a)	11,854	176,869
NVIT Emerging Markets Fund, Class Y(a)	7,643	88,435
NVIT International Index Fund, Class Y(a)	18,443	176,869
NVIT Mid Cap Index Fund, Class Y(a)	12,967	309,521
NVIT Real Estate Fund, Class Y(a)	20,230	154,760
NVIT S&P 500 Index Fund, Class Y(a)	28,651	397,956

Total Equity Funds (cost $1,486,940)		1,414,953

Fixed Income Funds 20.1%
Federated NVIT High Income Bond Fund, Class Y(a)	15,998	110,543
NVIT Core Bond Fund, Class Y(a)	29,769	331,630

Total Fixed Income Funds (cost $443,345)		442,173

Total Mutual Funds (cost $2,289,385)		2,210,864

Total Investments (cost $2,289,385) (b) — 100.2%		2,210,864
Liabilities in excess of other assets — (0.2)%		(4,106)

NET ASSETS — 100.0%		$2,206,758

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2014, the tax basis cost of the Fund’s investments was $2,289,475, tax unrealized appreciation and depreciation were $11,140 and $(89,751), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Flexible Moderate Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Government Bond Fund

Collateralized Mortgage Obligations 14.5%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 2468, Class TE, 5.50%, 07/15/17	$611,882	$643,332
Series 2517, Class BH, 5.50%, 10/15/17	1,167,502	1,232,260
Series 2509, Class LK, 5.50%, 10/15/17	1,749,470	1,844,403
Series 2985, Class JR, 4.50%, 06/15/25	9,903,445	10,582,636
Series 2922, Class GA, 5.50%, 05/15/34	2,727,015	2,978,100
Federal National Mortgage Association REMICS Series 2003-64, Class HQ, 5.00%, 07/25/23	3,861,360	4,201,532
Series 1993-149, Class M, 7.00%, 08/25/23	878,184	984,448
Series 2005-40, Class YG, 5.00%, 05/25/25	9,832,611	10,537,028
Series 2003-66, Class AP, 3.50%, 11/25/32	132,649	134,588
Series 2013-59, Class MX, 2.50%, 09/25/42	49,645,227	49,729,753

Total Collateralized Mortgage Obligations (cost $81,234,005)		82,868,080

U.S. Government Mortgage Backed Agencies 21.9%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 847558 2.88%, 06/01/35(a)	4,512,710	4,837,038
Pool# 1G2082 4.92%, 07/01/37(a)	422,187	450,349
Federal National Mortgage Association Pool
Pool# 383661 6.62%, 06/01/16	9,038,513	9,609,123
Pool# 462260 5.60%, 09/01/18	3,332,478	3,329,043
Pool# 874142 5.56%, 12/01/21	11,025,163	12,650,430
Pool# 932840 3.50%, 12/01/25	1,872,804	1,972,955
Pool# AB2514 3.50%, 03/01/26	3,382,233	3,564,160
Pool# AK8393 2.50%, 03/01/27	2,290,912	2,309,436
Pool# AK9461 2.50%, 03/01/27	11,565,911	11,684,732
Pool# AV7733 3.50%, 01/01/29	6,597,441	6,981,175
Pool# 745684 2.27%, 04/01/34(a)	8,185,181	8,679,877
Pool# 790760 2.16%, 09/01/34(a)	2,744,069	2,928,193
Pool# 799144 1.79%, 04/01/35(a)	1,112,045	1,163,511
Pool# 822705 2.28%, 04/01/35(a)	910,921	970,795
Pool# 821377 2.09%, 05/01/35(a)	2,230,160	2,360,381
Pool# 815217 2.10%, 05/01/35(a)	1,659,364	1,773,525
Pool# 783609 2.37%, 05/01/35(a)	1,582,343	1,696,074
Pool# 826181 2.15%, 07/01/35(a)	4,766,340	5,066,085
Pool# 873932 6.31%, 08/01/36	7,562,148	8,571,235
Pool# 745866 2.25%, 09/01/36(a)	11,653,972	12,491,543
Government National Mortgage Association I Pool
Pool# 711052 3.50%, 12/15/24	105,906	112,115
Pool# 748484 3.50%, 08/15/25	571,631	605,148
Pool# 682492 3.50%, 10/15/25	1,871,051	1,980,756
Pool# 719433 3.50%, 10/15/25	960,631	1,016,955
Pool# 682497 3.50%, 11/15/25	1,614,222	1,708,868
Pool# 705178 3.50%, 11/15/25	561,554	594,479
Pool# 707690 3.50%, 11/15/25	634,151	671,333
Pool# 733504 3.50%, 11/15/25	2,098,506	2,221,547
Pool# 740930 3.50%, 11/15/25	686,848	727,120
Pool# 742371 3.50%, 11/15/25	648,367	686,383
Pool# 749618 3.50%, 11/15/25	2,159,459	2,286,074
Pool# 750403 3.50%, 11/15/25	420,678	445,343
Pool# 682502 3.50%, 12/15/25	1,670,778	1,768,741

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Government Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 755650 3.50%, 12/15/25	$6,798,362	$7,196,969

Total U.S. Government Mortgage Backed Agencies (cost $119,056,867)		125,111,491

U.S. Government Sponsored & Agency Obligations 25.5%

	Principal Amount	Market Value
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 5.13%, 04/19/17(b)	25,000,000	27,522,290
Federal Home Loan Bank 1.63%, 06/14/19	15,000,000	14,846,648
Federal National Mortgage Association 6.09%, 09/27/27	35,000,000	45,594,143
Lightship Tankers III LLC 6.50%, 06/14/24	5,000,000	5,665,185
Private Export Funding Corp. 5.45%, 09/15/17	30,000,000	33,535,089
2.25%, 12/15/17	13,000,000	13,368,981
2.45%, 07/15/24	5,500,000	5,192,224
U.S. Department of Housing and Urban Development 7.08%, 08/01/16	10,000	10,120

Total U.S. Government Sponsored & Agency Obligations (cost $143,510,491)		145,734,680

U.S. Treasury Bonds 9.0%

	Principal Amount	Market Value
U.S. Treasury Bonds, 2.88%, 05/15/43	21,000,000	19,667,813
U.S. Treasury Inflation Indexed Bonds 2.50%, 01/15/29(c)	16,000,000	21,666,697
0.63%, 02/15/43(c)	10,750,000	9,830,964

Total U.S. Treasury Bonds (cost $53,969,282)		51,165,474

U.S. Treasury Notes 27.5%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes 1.38%, 07/15/18(c)	10,500,000	12,324,170
0.13%, 01/15/23(c)	32,000,000	31,956,293
U.S. Treasury Notes 0.88%, 04/15/17	60,000,000	60,000,000
0.50%, 07/31/17	25,000,000	24,621,095
1.50%, 02/28/19	18,000,000	17,870,625
2.00%, 09/30/20	10,000,000	9,970,312

Total U.S. Treasury Notes (cost $160,632,791)		156,742,495

Total Investments (cost $558,403,436) (d) — 98.4%		561,622,220
Other assets in excess of liabilities — 1.6%		8,984,208

NET ASSETS — 100.0%		$570,606,428

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2014. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2014 was $27,522,290 which represents 4.82% of net assets.
(c)	Principal amounts are not adjusted for inflation.
(d)	At September 30, 2014, the tax basis cost of the Fund’s investments was $558,403,436, tax unrealized appreciation and depreciation were $14,051,263 and $(10,832,479), respectively.

LLC	Limited Liability Company
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Government Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 2 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2014 (Unaudited)

NVIT International Equity Fund

Common Stocks 96.7%

	Shares	Market Value
AUSTRALIA 5.5%

Biotechnology 1.0%
CSL Ltd.	16,246	$1,053,160

Containers & Packaging 0.7%
Amcor Ltd.	76,393	756,684

Diversified Telecommunication Services 1.4%
Telstra Corp., Ltd.	337,893	1,567,750

Metals & Mining 1.0%
Atlas Iron Ltd.	256,391	94,089
BHP Billiton Ltd.	24,547	723,485
Fortescue Metals Group Ltd.	89,245	271,129

		1,088,703

Real Estate Investment Trusts (REITs) 1.4%
GPT Group (The)	438,046	1,483,467

		5,949,764

AUSTRIA 0.2%

Oil, Gas & Consumable Fuels 0.2%
OMV AG	4,877	163,998

BELGIUM 0.3%

Media 0.3%
Telenet Group Holding NV*	5,094	292,746

BRAZIL 1.3%

Banks 0.7%
Itau Unibanco Holding SA - Preference Shares, ADR	53,590	743,829

Beverages 0.4%
AMBEV SA, ADR	62,931	412,198

Diversified Consumer Services 0.1%
Estacio Participacoes SA	11,400	118,483

Electric Utilities 0.1%
Light SA	14,100	119,125

		1,393,635

CANADA 6.4%

Banks 0.7%
Royal Bank of Canada	10,938	781,809

Capital Markets 0.2%
CI Financial Corp.	6,584	198,528

Energy Equipment & Services 0.6%
ShawCor Ltd.	12,356	623,344

Hotels, Restaurants & Leisure 0.4%
Tim Hortons, Inc.	5,812	457,664

Media 0.2%
Cogeco Cable, Inc.	3,769	192,598

Oil, Gas & Consumable Fuels 2.1%
Canadian Natural Resources Ltd.	22,392	869,928
Encana Corp.	25,803	547,877
Imperial Oil Ltd.	10,854	512,777
Suncor Energy, Inc.	8,205	296,932

		2,227,514

Road & Rail 0.9%
Canadian National Railway Co.	14,252	1,011,810

Thrifts & Mortgage Finance 0.3%
Genworth MI Canada, Inc.	10,358	327,401

Wireless Telecommunication Services 1.0%
Rogers Communications, Inc., Class B	30,081	1,125,939

		6,946,607

CHINA 3.9%

Banks 2.8%
Agricultural Bank of China Ltd., H Shares	718,000	317,785
China Construction Bank Corp., H Shares	2,314,000	1,618,280
China Merchants Bank Co., Ltd., H Shares	188,500	321,808
China Minsheng Banking Corp., Ltd., H Shares	857,900	784,883

		3,042,756

Electronic Equipment, Instruments & Components 0.5%
AAC Technologies Holdings, Inc.	89,000	515,682

Independent Power and Renewable Electricity Producers 0.2%
Huadian Power International Corp., Ltd., H Shares	360,000	253,746

Insurance 0.3%
Ping An Insurance Group Co. of China Ltd., H Shares	42,500	318,874

Real Estate Management & Development 0.1%
Guangzhou R&F Properties Co., Ltd., H Shares	72,400	73,083

		4,204,141

DENMARK 1.5%

Food Products 0.2%
Bakkafrost P/F	10,231	219,979

Health Care Equipment & Supplies 0.3%
Coloplast A/S, Class B	3,586	299,891

Pharmaceuticals 1.0%
Novo Nordisk A/S, Class B	23,620	1,124,590

		1,644,460

EGYPT 0.2%

Banks 0.2%
Commercial International Bank Egypt SAE, ADR	28,516	192,882

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FINLAND 1.5%

Machinery 1.5%
Kone OYJ, Class B	40,552	$1,623,513

FRANCE 5.7%

Aerospace & Defense 0.7%
Airbus Group NV	11,270	708,437

Auto Components 0.4%
Cie Generale des Etablissements Michelin	4,066	382,979

Banks 1.2%
BNP Paribas SA	12,584	835,178
Societe Generale SA	9,401	479,525

		1,314,703

Electronic Equipment, Instruments & Components 0.5%
Ingenico	5,606	572,512

Insurance 1.1%
AXA SA	46,539	1,146,375

Oil, Gas & Consumable Fuels 1.6%
Total SA	28,982	1,876,704

Personal Products 0.2%
L’Oreal SA	1,515	240,271

		6,241,981

GERMANY 6.0%

Auto Components 0.5%
Continental AG	2,800	530,396

Chemicals 1.1%
BASF SE	13,680	1,247,853

Industrial Conglomerates 0.2%
Siemens AG REG	1,830	217,755

Insurance 2.4%
Allianz SE REG	9,619	1,552,814
Hannover Rueck SE	12,000	968,515

		2,521,329

Semiconductors & Semiconductor Equipment 0.9%
Dialog Semiconductor PLC*	9,202	256,928
Infineon Technologies AG	73,342	754,904

		1,011,832

Textiles, Apparel & Luxury Goods 0.9%
Hugo Boss AG	7,588	945,945

		6,475,110

HONG KONG 1.3%

Banks 0.3%
Hang Seng Bank Ltd.	20,300	325,752

Industrial Conglomerates 0.3%
Hutchison Whampoa Ltd.	23,000	278,038

Real Estate Management & Development 0.7%
Wharf Holdings Ltd. (The)	110,000	781,299

		1,385,089

INDIA 1.5%

Automobiles 1.2%
Tata Motors Ltd., ADR	30,593	1,337,220

Information Technology Services 0.3%
Infosys Ltd., ADR	4,596	278,012

		1,615,232

INDONESIA 1.0%

Banks 0.7%
Bank Negara Indonesia Persero Tbk PT	539,500	243,787
Bank Rakyat Indonesia Persero Tbk PT	651,500	556,945

		800,732

Diversified Telecommunication Services 0.3%
Telekomunikasi Indonesia Persero Tbk PT	1,207,500	289,259

		1,089,991

IRELAND 1.3%

Containers & Packaging 0.2%
Smurfit Kappa Group PLC	9,186	200,150

Pharmaceuticals 1.1%
Shire PLC	14,430	1,245,044

		1,445,194

ISRAEL 0.2%

Diversified Telecommunication Services 0.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	130,349	225,012

ITALY 1.6%

Hotels, Restaurants & Leisure 0.1%
GTECH SpA	4,753	112,490

Oil, Gas & Consumable Fuels 1.4%
Eni SpA	62,157	1,474,751

Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA	11,412	162,574

		1,749,815

JAPAN 14.9%

Auto Components 2.2%
Bridgestone Corp.	42,800	1,415,609
Sumitomo Rubber Industries Ltd.	45,300	644,396
Yokohama Rubber Co., Ltd. (The)	43,000	372,607

		2,432,612

Banks 1.8%
77 Bank Ltd. (The)	47,000	247,689
San-In Godo Bank Ltd. (The)	23,000	162,345
Senshu Ikeda Holdings, Inc.	22,800	117,275
Sumitomo Mitsui Financial Group, Inc.	33,900	1,381,238

		1,908,547

Chemicals 1.3%
Asahi Kasei Corp.	180,000	1,463,820

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Commercial Services & Supplies 0.3%
Secom Co., Ltd.	5,500	$327,659

Construction & Engineering 0.3%
Maeda Road Construction Co., Ltd.	18,000	279,778

Diversified Financial Services 0.3%
Century Tokyo Leasing Corp.	10,400	276,635

Electronic Equipment, Instruments & Components 0.1%
Omron Corp.	2,900	131,799

Household Durables 0.4%
Misawa Homes Co., Ltd.	11,400	115,678
Sharp Corp.*	121,000	344,215

		459,893

Industrial Conglomerates 0.2%
Keihan Electric Railway Co., Ltd.	44,000	189,228

Internet Software & Services 0.3%
Yahoo Japan Corp.	82,000	311,678

Machinery 2.2%
Hino Motors Ltd.	41,000	573,724
Kawasaki Heavy Industries Ltd.	161,000	643,684
Kubota Corp.	72,000	1,140,004
Takuma Co., Ltd.	28,000	177,752

		2,535,164

Marine 0.6%
Nippon Yusen KK	244,000	643,328

Media 0.2%
Daiichikosho Co., Ltd.	7,400	198,933

Metals & Mining 1.2%
Mitsubishi Materials Corp.	73,000	236,199
Mitsui Mining & Smelting Co., Ltd.	355,000	945,415
Sanyo Special Steel Co., Ltd.	26,000	96,019

		1,277,633

Real Estate Management & Development 0.9%
Daito Trust Construction Co., Ltd.	2,400	283,806
Daiwa House Industry Co., Ltd.	36,000	646,737

		930,543

Road & Rail 1.4%
East Japan Railway Co.	13,500	1,011,187
West Japan Railway Co.	11,300	505,707

		1,516,894

Trading Companies & Distributors 0.2%
Sojitz Corp.	130,000	204,092

Wireless Telecommunication Services 1.0%
KDDI Corp.	17,600	1,058,750

		16,146,986

MACAU 0.6%

Hotels, Restaurants & Leisure 0.6%
Sands China Ltd.	135,200	705,312

MALAYSIA 0.5%

Electric Utilities 0.3%
Tenaga Nasional Bhd	80,600	304,365

Thrifts & Mortgage Finance 0.2%
Malaysia Building Society Bhd	299,400	223,161

		527,526

MEXICO 0.7%

Consumer Finance 0.4%
Compartamos SAB de CV	219,800	470,188

Wireless Telecommunication Services 0.3%
America Movil SAB de CV, ADR	11,500	289,800

		759,988

NETHERLANDS 1.6%

Food & Staples Retailing 0.6%
Koninklijke Ahold NV	47,544	769,056

Industrial Conglomerates 0.6%
Koninklijke Philips NV	19,197	610,461

Oil, Gas & Consumable Fuels 0.3%
Royal Dutch Shell PLC, Class B	7,593	300,181

Software 0.1%
Gemalto NV	1,167	107,153

		1,786,851

NORWAY 0.7%

Banks 0.4%
DNB ASA	21,658	405,310

Diversified Telecommunication Services 0.2%
Telenor ASA	11,136	244,407

Internet Software & Services 0.1%
Opera Software ASA	8,052	112,704

		762,421

PERU 0.2%

Banks 0.2%
Credicorp Ltd.	1,408	215,973

POLAND 0.4%

Electric Utilities 0.4%
PGE SA	15,528	98,101
Tauron Polska Energia SA	220,300	356,437

		454,538

RUSSIA 1.0%

Banks 0.3%
Sberbank of Russia	160,200	304,596

Oil, Gas & Consumable Fuels 0.5%
Gazprom OAO, ADR	28,044	196,680
Lukoil OAO, ADR	7,048	359,034

		555,714

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
RUSSIA (continued)

Wireless Telecommunication Services 0.2%
Mobile Telesystems OJSC, ADR	16,807	$251,097

		1,111,407

SINGAPORE 0.8%

Diversified Financial Services 0.3%
Singapore Exchange Ltd.	49,000	277,426

Road & Rail 0.5%
ComfortDelGro Corp., Ltd.	328,000	616,125

		893,551

SOUTH AFRICA 1.8%

Diversified Financial Services 0.5%
FirstRand Ltd.	140,745	535,585

Food Products 0.6%
AVI Ltd.	95,052	586,935

Health Care Providers & Services 0.1%
Life Healthcare Group Holdings Ltd.	26,941	106,206

Oil, Gas & Consumable Fuels 0.4%
Sasol Ltd.	8,665	469,955

Specialty Retail 0.2%
Mr. Price Group Ltd.	13,651	256,365

		1,955,046

SOUTH KOREA 3.5%

Automobiles 0.4%
Hyundai Motor Co.	2,200	396,381

Banks 0.5%
Industrial Bank of Korea	33,720	508,438

Electric Utilities 1.2%
Korea Electric Power Corp.	30,040	1,365,339

Personal Products 0.2%
Cosmax BTI, Inc.	4,030	208,583

Semiconductors & Semiconductor Equipment 1.2%
Samsung Electronics Co., Ltd.	1,186	1,328,329

		3,807,070

SPAIN 1.6%

Banks 0.7%
Banco Santander SA	85,161	815,299

Diversified Financial Services 0.2%
Bolsas y Mercados Espanoles SA	5,350	203,542

Electric Utilities 0.2%
Red Electrica Corp. SA	2,205	190,860

Information Technology Services 0.5%
Amadeus IT Holding SA, Class A	13,266	495,237

		1,704,938

SWEDEN 2.0%

Banks 0.3%
Skandinaviska Enskilda Banken AB, Class A	27,100	360,556

Food & Staples Retailing 0.4%
ICA Gruppen AB	13,131	428,310

Machinery 0.5%
Atlas Copco AB, Class A	18,779	535,835

Specialty Retail 0.8%
Hennes & Mauritz AB, Class B	20,110	831,548

		2,156,249

SWITZERLAND 6.0%

Building Products 0.2%
Geberit AG REG	653	210,470

Capital Markets 0.3%
Partners Group Holding AG	1,210	318,029

Food Products 0.7%
Nestle SA REG	10,119	743,656

Pharmaceuticals 4.8%
Novartis AG REG	23,307	2,194,783
Roche Holding AG	10,347	3,055,501

		5,250,284

		6,522,439

TAIWAN 2.3%

Diversified Financial Services 0.5%
Chailease Holding Co., Ltd.*	245,000	594,326

Electronic Equipment, Instruments & Components 0.8%
Innolux Corp.	475,000	204,995
Largan Precision Co., Ltd.	9,000	643,888

		848,883

Semiconductors & Semiconductor Equipment 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	221,000	879,830

Technology Hardware, Storage & Peripherals 0.1%
Chicony Electronics Co., Ltd.	49,245	147,289

		2,470,328

THAILAND 0.8%

Banks 0.5%
Kasikornbank PCL	51,200	370,318
Krung Thai Bank PCL	307,600	224,229

		594,547

Electronic Equipment, Instruments & Components 0.3%
Delta Electronics Thailand PCL	160,000	305,173

		899,720

TURKEY 0.7%

Banks 0.7%
Turkiye Garanti Bankasi AS	58,562	205,832
Turkiye Halk Bankasi AS	96,276	579,200

		785,032

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM 16.7%

Aerospace & Defense 0.2%
Rolls-Royce Holdings PLC*	16,333	$254,201

Airlines 0.1%
International Consolidated Airlines Group SA*	20,028	118,889

Banks 1.1%
HSBC Holdings PLC	86,652	880,496
Lloyds Banking Group PLC*	249,763	310,722

		1,191,218

Commercial Services & Supplies 0.7%
Aggreko PLC	7,692	192,521
Rentokil Initial PLC	309,273	588,758

		781,279

Consumer Finance 0.7%
Provident Financial PLC	21,159	729,692

Diversified Telecommunication Services 0.8%
BT Group PLC	146,666	899,650

Electronic Equipment, Instruments & Components 0.1%
Halma PLC	10,781	106,522

Food & Staples Retailing 0.3%
J Sainsbury PLC	83,934	341,310

Food Products 2.7%
Unilever NV, CVA	39,712	1,575,977
Unilever PLC	29,095	1,217,857

		2,793,834

Household Durables 1.0%
Bellway PLC	43,378	1,096,402

Insurance 0.4%
Admiral Group PLC	23,383	484,932

Machinery 0.3%
CNH Industrial NV	24,041	190,428
IMI PLC	8,642	171,855

		362,283

Media 1.7%
British Sky Broadcasting Group PLC	107,470	1,532,861
ITV PLC	102,701	344,837

		1,877,698

Metals & Mining 2.3%
Anglo American PLC	82,082	1,830,577
Rio Tinto PLC	13,227	648,121

		2,478,698

Multiline Retail 0.6%
Next PLC	5,658	605,604

Multi-Utilities 1.0%
Centrica PLC	213,025	1,061,706

Oil, Gas & Consumable Fuels 1.6%
Afren PLC*	89,769	150,681
BP PLC	218,775	1,600,413

		1,751,094

Software 0.1%
Micro Focus International PLC	8,307	142,655

Specialty Retail 0.4%
Howden Joinery Group PLC	22,955	125,846
WH Smith PLC	17,600	307,900

		433,746

Tobacco 0.6%
British American Tobacco PLC	11,518	649,046

		18,160,459

UNITED STATES 0.5%

Health Care Providers & Services 0.5%
Catamaran Corp.*	12,350	520,157

Total Common Stocks (cost $101,318,046)		104,985,161

Preferred Stock 1.3%

	Shares	Market Value
BRAZIL 1.3%

Banks 1.3%
Banco Bradesco SA	102,200	1,454,662

Total Preferred Stock (cost $1,529,513)		1,454,662

Total Investments (cost $102,847,559) (a) — 98.0%		106,439,823
Other assets in excess of liabilities — 2.0%		2,128,967

NET ASSETS — 100.0%		$108,568,790

*	Denotes a non-income producing security.
(a)	At September 30, 2014, the tax basis cost of the Fund’s investments was $102,876,076, tax unrealized appreciation and depreciation were $8,548,414 and $(4,984,667), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
AS	Stock Corporation
ASA	Stock Corporation
Bhd	Public Limited Company
CVA	Dutch Certificate
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
OYJ	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SE	European Public Limited Liability Company
SpA	Limited Share Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Equity Fund (Continued)

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$962,638	$—	$962,638
Airlines	—	118,889	—	118,889
Auto Components	—	3,345,987	—	3,345,987
Automobiles	1,337,220	396,381	—	1,733,601
Banks	1,934,493	12,357,486	—	14,291,979
Beverages	412,198	—	—	412,198
Biotechnology	—	1,053,160	—	1,053,160
Building Products	—	210,470	—	210,470
Capital Markets	198,528	318,029	—	516,557
Chemicals	—	2,711,673	—	2,711,673
Commercial Services & Supplies	—	1,108,938	—	1,108,938
Construction & Engineering	—	279,778	—	279,778
Consumer Finance	470,188	729,692	—	1,199,880
Containers & Packaging	—	956,834	—	956,834
Diversified Consumer Services	118,483	—	—	118,483
Diversified Financial Services	—	1,887,514	—	1,887,514
Diversified Telecommunication Services	—	3,226,078	—	3,226,078
Electric Utilities	119,125	2,315,102	—	2,434,227
Electronic Equipment, Instruments & Components	—	2,480,571	—	2,480,571
Energy Equipment & Services	623,344	—	—	623,344
Food & Staples Retailing	—	1,538,676	—	1,538,676
Food Products	—	4,344,404	—	4,344,404
Health Care Equipment & Supplies	—	299,891	—	299,891
Health Care Providers & Services	520,157	106,206	—	626,363
Hotels, Restaurants & Leisure	457,664	817,802	—	1,275,466
Household Durables	—	1,556,295	—	1,556,295
Independent Power and Renewable Electricity Producers	—	253,746	—	253,746
Industrial Conglomerates	—	1,295,482	—	1,295,482
Information Technology Services	278,012	495,237	—	773,249
Insurance	—	4,471,510	—	4,471,510
Internet Software & Services	—	424,382	—	424,382
Machinery	—	5,056,795	—	5,056,795
Marine	—	643,328	—	643,328
Media	192,598	2,369,377	—	2,561,975
Metals & Mining	—	4,845,034	—	4,845,034
Multiline Retail	—	605,604	—	605,604
Multi-Utilities	—	1,061,706	—	1,061,706
Oil, Gas & Consumable Fuels	2,227,514	6,592,397	—	8,819,911
Personal Products	—	448,854	—	448,854
Pharmaceuticals	—	7,619,918	—	7,619,918
Real Estate Investment Trusts (REITs)	—	1,483,467	—	1,483,467
Real Estate Management & Development	—	1,784,925	—	1,784,925
Road & Rail	1,011,810	2,133,019	—	3,144,829

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Equity Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$—	$3,219,991	$—	$3,219,991
Software	—	249,808	—	249,808
Specialty Retail	—	1,521,659	—	1,521,659
Technology Hardware, Storage & Peripherals	—	147,289	—	147,289
Textiles, Apparel & Luxury Goods	—	1,108,519	—	1,108,519
Thrifts & Mortgage Finance	327,401	223,161	—	550,562
Tobacco	—	649,046	—	649,046
Trading Companies & Distributors	—	204,092	—	204,092
Wireless Telecommunication Services	1,666,836	1,058,750	—	2,725,586

Total Common Stocks	$11,895,571	$93,089,590	$—	$104,985,161

Preferred Stock	1,454,662	—	—	1,454,662

Total	$13,350,233	$93,089,590	$—	$106,439,823

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

September 30, 2014 (Unaudited)

NVIT International Index Fund

Common Stocks 97.8%

	Shares	Market Value
AUSTRALIA 7.7%

Air Freight & Logistics 0.0%†
Toll Holdings Ltd.	82,712	$407,984

Airlines 0.0%†
Qantas Airways Ltd.*	160,591	195,077

Banks 2.6%
Australia & New Zealand Banking Group Ltd.	358,145	9,681,444
Bank of Queensland Ltd.	48,389	492,509
Bendigo and Adelaide Bank Ltd.	57,448	599,185
Commonwealth Bank of Australia	211,320	13,913,860
National Australia Bank Ltd.	307,348	8,742,092
Westpac Banking Corp.	405,508	11,384,019

		44,813,109

Beverages 0.1%
Coca-Cola Amatil Ltd.	73,625	565,209
Treasury Wine Estates Ltd.	83,457	308,511

		873,720

Biotechnology 0.3%
CSL Ltd.	62,897	4,077,349

Capital Markets 0.1%
Macquarie Group Ltd.	38,390	1,931,763

Chemicals 0.1%
Incitec Pivot Ltd.	217,252	514,630
Orica Ltd.	46,983	775,392

		1,290,022

Commercial Services & Supplies 0.1%
Brambles Ltd.	204,881	1,704,351

Construction & Engineering 0.0%†
Leighton Holdings Ltd.	12,997	219,840

Construction Materials 0.0%†
Boral Ltd.	101,630	442,081

Containers & Packaging 0.1%
Amcor Ltd.	157,405	1,559,120

Diversified Financial Services 0.1%
ASX Ltd.	24,159	757,691

Diversified Telecommunication Services 0.2%
Telstra Corp., Ltd.	563,545	2,614,724
TPG Telecom Ltd.	35,140	210,484

		2,825,208

Electric Utilities 0.0%†
AusNet Services	218,957	261,182

Energy Equipment & Services 0.0%†
WorleyParsons Ltd.	25,127	336,611

Food & Staples Retailing 0.6%
Metcash Ltd.(a)	117,854	271,415
Wesfarmers Ltd.	149,699	5,516,679
Woolworths Ltd.	162,248	4,858,365

		10,646,459

Gas Utilities 0.1%
APA Group	108,606	706,560

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.(a)	7,895	480,123

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	17,437	764,092
Sonic Healthcare Ltd.	48,528	744,649

		1,508,741

Hotels, Restaurants & Leisure 0.1%
Crown Resorts Ltd.	45,311	547,136
Flight Centre Travel Group Ltd.	6,547	244,884
Tabcorp Holdings Ltd.	104,971	331,945
Tatts Group Ltd.	185,504	510,723

		1,634,688

Information Technology Services 0.0%†
Computershare Ltd.	61,594	654,966

Insurance 0.4%
AMP Ltd.	378,829	1,806,915
Insurance Australia Group Ltd.	304,864	1,633,876
QBE Insurance Group Ltd.	173,125	1,763,070
Suncorp Group Ltd.	164,231	2,018,625

		7,222,486

Media 0.0%†
REA Group Ltd.	7,549	285,551

Metals & Mining 1.3%
Alumina Ltd.*	340,309	504,054
BHP Billiton Ltd.	418,741	12,341,766
BHP Billiton PLC	275,977	7,633,692
Fortescue Metals Group Ltd.(a)	202,077	613,915
Iluka Resources Ltd.(a)	53,872	370,543
Newcrest Mining Ltd.*	98,276	903,156

		22,367,126

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	77,058	244,661

Multi-Utilities 0.1%
AGL Energy Ltd.	88,507	1,048,450

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	17,460	427,390
Origin Energy Ltd.	144,268	1,886,751
Santos Ltd.	124,262	1,486,256

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
AUSTRALIA (continued)

Oil, Gas & Consumable Fuels (continued)
Woodside Petroleum Ltd.	95,674	$3,397,159

		7,197,556

Professional Services 0.1%
ALS Ltd.	50,939	234,401
Seek Ltd.	41,932	593,289

		827,690

Real Estate Investment Trusts (REITs) 0.5%
BGP Holdings PLC*(b)	848,508	0
CFS Retail Property Trust Group	267,337	466,726
Dexus Property Group	711,862	691,174
Federation Centres	187,115	422,134
Goodman Group	226,793	1,024,933
GPT Group (The)	223,581	757,170
Mirvac Group	492,243	740,463
Scentre Group*	696,217	2,003,160
Stockland	293,732	1,014,789
Westfield Corp.	253,700	1,653,124

		8,773,673

Real Estate Management & Development 0.1%
Lend Lease Group	72,550	910,925

Road & Rail 0.1%
Asciano Ltd.	122,622	648,196
Aurizon Holdings Ltd.	275,667	1,091,961

		1,740,157

Transportation Infrastructure 0.1%
Sydney Airport	140,791	525,649
Transurban Group	232,415	1,569,171

		2,094,820

		130,039,740

AUSTRIA 0.2%

Banks 0.1%
Erste Group Bank AG	35,574	812,243
Raiffeisen Bank International AG	14,955	323,986

		1,136,229

Diversified Telecommunication Services 0.0%†
Telekom Austria AG	14,291	128,788

Insurance 0.0%†
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,833	217,709

Machinery 0.0%†
Andritz AG	8,974	477,825

Metals & Mining 0.0%†
Voestalpine AG	13,989	552,412

Oil, Gas & Consumable Fuels 0.1%
OMV AG	20,339	683,937

Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG*(b)	51,561	0

Real Estate Management & Development 0.0%†
Immofinanz AG*	127,873	361,776

		3,558,676

BELGIUM 1.2%

Banks 0.1%
KBC Groep NV*	32,308	1,715,104

Beverages 0.7%
Anheuser-Busch InBev NV	104,870	11,629,859

Chemicals 0.1%
Solvay SA	7,614	1,169,386
Umicore SA	14,334	624,932

		1,794,318

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	10,943	1,002,361

Diversified Telecommunication Services 0.0%†
Belgacom SA	20,402	710,320

Food & Staples Retailing 0.1%
Colruyt SA(a)	9,328	411,024
Delhaize Group SA	12,989	902,697

		1,313,721

Insurance 0.0%†
Ageas	28,357	940,153

Media 0.0%†
Telenet Group Holding NV*	6,925	397,971

Pharmaceuticals 0.1%
UCB SA	16,309	1,477,810

		20,981,617

BERMUDA 0.1%

Energy Equipment & Services 0.1%
Seadrill Ltd.(a)	48,263	1,289,510

CHINA 0.0%†

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.(a)	269,200	248,745

DENMARK 1.5%

Banks 0.1%
Danske Bank A/S	85,413	2,315,352

Beverages 0.1%
Carlsberg A/S, Class B	14,128	1,254,745

Chemicals 0.1%
Novozymes A/S, Class B	30,471	1,318,651

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
DENMARK (continued)

Diversified Telecommunication Services 0.0%†
TDC A/S	102,542	$776,831

Electrical Equipment 0.1%
Vestas Wind Systems A/S*	30,169	1,176,219

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	14,627	1,223,229
William Demant Holding A/S*	2,701	207,196

		1,430,425

Insurance 0.0%†
Tryg A/S	2,680	278,037

Marine 0.2%
AP Moeller - Maersk A/S, Class A	496	1,144,136
AP Moeller - Maersk A/S, Class B	921	2,181,706

		3,325,842

Pharmaceuticals 0.7%
Novo Nordisk A/S, Class B	261,688	12,459,434

Road & Rail 0.0%†
DSV A/S	23,388	657,638

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	14,617	1,141,247

		26,134,421

FINLAND 0.9%

Auto Components 0.0%†
Nokian Renkaat OYJ(a)	14,122	423,723

Diversified Telecommunication Services 0.0%†
Elisa OYJ	19,137	506,966

Electric Utilities 0.1%
Fortum OYJ	56,987	1,389,453

Insurance 0.2%
Sampo Oyj, Class A	58,958	2,850,703

Machinery 0.2%
Kone OYJ, Class B(a)	40,923	1,638,367
Metso OYJ	14,191	502,751
Wartsila OYJ Abp	18,670	831,921

		2,973,039

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	17,544	361,191

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	68,206	565,878
UPM-Kymmene OYJ	66,967	951,954

		1,517,832

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,127	512,553

Technology Hardware, Storage & Peripherals 0.3%
Nokia OYJ	485,646	4,123,660

		14,659,120

FRANCE 9.5%

Aerospace & Defense 0.5%
Airbus Group NV	77,059	4,843,964
Safran SA	34,972	2,267,365
Thales SA	12,335	656,495
Zodiac Aerospace	24,346	776,360

		8,544,184

Air Freight & Logistics 0.0%†
Bollore SA	699	396,397

Auto Components 0.2%
Cie Generale des Etablissements Michelin	24,170	2,276,590
Valeo SA	9,825	1,091,700

		3,368,290

Automobiles 0.1%
Peugeot SA*	49,521	633,656
Renault SA	25,133	1,818,113

		2,451,769

Banks 1.0%
BNP Paribas SA	138,159	9,169,366
Credit Agricole SA	127,966	1,928,897
Natixis	122,772	844,662
Societe Generale SA	93,154	4,751,587

		16,694,512

Beverages 0.2%
Pernod Ricard SA	27,535	3,116,433
Remy Cointreau SA(a)	2,820	203,023

		3,319,456

Building Products 0.1%
Compagnie de Saint-Gobain	57,350	2,620,407

Chemicals 0.3%
Air Liquide SA	45,063	5,494,119
Arkema SA	7,122	477,241

		5,971,360

Commercial Services & Supplies 0.1%
Edenred	26,323	648,626
Societe BIC SA	3,493	450,269

		1,098,895

Communications Equipment 0.1%
Alcatel-Lucent*	361,739	1,115,713

Construction & Engineering 0.3%
Bouygues SA	24,495	792,032

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)

Construction & Engineering (continued)
Vinci SA	62,381	$3,620,022

		4,412,054

Construction Materials 0.1%
Imerys SA	4,676	344,701
Lafarge SA	24,364	1,753,388

		2,098,089

Diversified Financial Services 0.0%†
Eurazeo SA	5,055	363,518
Wendel SA	3,890	440,847

		804,365

Diversified Telecommunication Services 0.5%
Iliad SA	3,281	692,128
Orange SA	238,655	3,561,356
Vivendi SA*	156,297	3,774,227

		8,027,711

Electric Utilities 0.1%
Electricite de France SA	31,590	1,036,364

Electrical Equipment 0.5%
Alstom SA*	27,744	951,373
Legrand SA	34,521	1,793,832
Schneider Electric SE	67,308	5,164,035

		7,909,240

Energy Equipment & Services 0.1%
Technip SA	13,042	1,094,041

Food & Staples Retailing 0.2%
Carrefour SA	80,595	2,489,134
Casino Guichard Perrachon SA	7,141	768,268

		3,257,402

Food Products 0.3%
Danone SA	74,664	4,999,944

Health Care Equipment & Supplies 0.2%
Essilor International SA	26,346	2,889,304

Hotels, Restaurants & Leisure 0.1%
Accor SA	21,788	964,951
Sodexo	12,073	1,180,998

		2,145,949

Information Technology Services 0.1%
AtoS	10,021	725,680
Cap Gemini SA	18,361	1,316,733

		2,042,413

Insurance 0.4%
AXA SA	237,655	5,854,052
CNP Assurances	23,293	438,451
SCOR SE	20,028	625,531

		6,918,034

Machinery 0.0%†
Vallourec SA	14,392	662,318

Media 0.2%
Eutelsat Communications SA	19,703	635,727
JCDecaux SA	9,300	293,307
Lagardere SCA	14,552	389,412
Publicis Groupe SA	23,078	1,581,498

		2,899,944

Multi-Utilities 0.4%
GDF Suez	187,711	4,707,878
Suez Environnement Co.	37,132	628,062
Veolia Environnement SA	55,361	976,184

		6,312,124

Oil, Gas & Consumable Fuels 1.1%
Total SA(a)	278,745	18,049,882

Personal Products 0.3%
L’Oreal SA	32,433	5,143,702

Pharmaceuticals 1.0%
Sanofi	154,521	17,471,790

Professional Services 0.0%†
Bureau Veritas SA	27,908	616,793

Real Estate Investment Trusts (REITs) 0.3%
Fonciere des Regions	3,419	307,952
Gecina SA	3,656	479,402
ICADE	4,629	390,875
Klepierre	12,723	556,529
Unibail-Rodamco SE	12,590	3,237,614

		4,972,372

Software 0.1%
Dassault Systemes	16,675	1,071,181

Textiles, Apparel & Luxury Goods 0.5%
Christian Dior SA	7,055	1,181,882
Kering	9,859	1,987,770
LVMH Moet Hennessy Louis Vuitton SA	36,579	5,939,774

		9,109,426

Trading Companies & Distributors 0.0%†
Rexel SA	34,360	641,665

Transportation Infrastructure 0.1%
Aeroports de Paris	3,808	455,974
Groupe Eurotunnel SA REG	58,937	719,945

		1,175,919

		161,343,009

GERMANY 8.0%

Air Freight & Logistics 0.2%
Deutsche Post AG REG	127,036	4,049,279

Airlines 0.0%†
Deutsche Lufthansa AG REG	30,502	478,946

Auto Components 0.2%
Continental AG	14,292	2,707,293

Automobiles 0.9%
Bayerische Motoren Werke AG	43,410	4,639,411
Daimler AG REG	125,654	9,595,808
Volkswagen AG	3,683	760,981

		14,996,200

Banks 0.1%
Commerzbank AG*	124,198	1,844,230

Capital Markets 0.4%
Deutsche Bank AG REG	180,435	6,300,339

Chemicals 1.0%
BASF SE	119,790	10,926,926
K+S AG REG(a)	21,937	618,832
Lanxess AG	11,684	643,804
Linde AG	24,056	4,604,544

		16,794,106

Construction & Engineering 0.0%†
Hochtief AG	2,886	198,068

Construction Materials 0.1%
HeidelbergCement AG	18,038	1,187,275

Diversified Financial Services 0.1%
Deutsche Boerse AG	25,682	1,724,564

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG REG	407,653	6,170,461
Telefonica Deutschland Holding AG*	73,652	384,118

		6,554,579

Electrical Equipment 0.0%†
Osram Licht AG*	11,495	426,484

Food & Staples Retailing 0.0%†
Metro AG*	20,682	678,268

Health Care Providers & Services 0.3%
Celesio AG	6,664	221,255
Fresenius Medical Care AG & Co. KGaA	27,787	1,935,512
Fresenius SE & Co. KGaA	49,007	2,419,425

		4,576,192

Household Products 0.1%
Henkel AG & Co. KGaA	14,773	1,377,634

Industrial Conglomerates 0.7%
Siemens AG REG	103,384	12,301,873

Insurance 0.9%
Allianz SE REG	59,322	9,576,462
Hannover Rueck SE	7,553	609,600

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)

Insurance (continued)
Muenchener Rueckversicherungs AG REG	22,686	$4,475,212

		14,661,274

Internet Software & Services 0.0%†
United Internet AG REG	16,995	721,579

Machinery 0.1%
GEA Group AG	23,472	1,019,708
MAN SE	4,476	503,701

		1,523,409

Media 0.1%
Axel Springer SE	5,166	283,612
Kabel Deutschland Holding AG*	2,844	385,793
ProSiebenSat.1 Media AG REG	28,092	1,113,716
Sky Deutschland AG*	53,354	451,000

		2,234,121

Metals & Mining 0.1%
ThyssenKrupp AG*	58,097	1,516,772

Multi-Utilities 0.4%
E.ON SE	262,306	4,790,147
RWE AG	63,529	2,472,583

		7,262,730

Personal Products 0.1%
Beiersdorf AG	13,041	1,085,033

Pharmaceuticals 1.0%
Bayer AG REG	107,757	14,993,120
Merck KGaA	16,951	1,558,059

		16,551,179

Real Estate Management & Development 0.0%†
Deutsche Wohnen AG - Bearer Shares	37,823	805,558

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	144,301	1,485,281

Software 0.5%
SAP SE	120,308	8,682,584

Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	27,735	2,069,459
Hugo Boss AG	4,131	514,984

		2,584,443

Trading Companies & Distributors 0.1%
Brenntag AG	19,875	972,766

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,363	286,081

		136,568,140

GUERNSEY, CHANNEL ISLANDS 0.1%

Insurance 0.1%
Friends Life Group Ltd.	184,628	919,450

HONG KONG 2.7%

Airlines 0.0%†
Cathay Pacific Airways Ltd.	158,000	290,287

Banks 0.2%
Bank of East Asia Ltd.	167,740	678,371
BOC Hong Kong Holdings Ltd.	483,500	1,539,170
Hang Seng Bank Ltd.	100,300	1,609,502

		3,827,043

Diversified Financial Services 0.2%
First Pacific Co., Ltd.	281,750	292,245
Hong Kong Exchanges and Clearing Ltd.	143,100	3,080,047

		3,372,292

Diversified Telecommunication Services 0.0%†
HKT Trust/HKT Ltd.	329,220	396,780
PCCW Ltd.	546,000	343,146

		739,926

Electric Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.	81,000	567,654
CLP Holdings Ltd.	248,000	1,992,099
Power Assets Holdings Ltd.	177,500	1,568,873

		4,128,626

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	811,664	1,759,132

Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group Ltd.	304,000	1,765,033
Shangri-La Asia Ltd.	166,833	246,558
SJM Holdings Ltd.	263,000	500,720

		2,512,311

Household Durables 0.0%†
Techtronic Industries Co., Ltd.	173,500	500,309

Industrial Conglomerates 0.2%
Hutchison Whampoa Ltd.	275,000	3,324,367
NWS Holdings Ltd.	190,836	339,408

		3,663,775

Insurance 0.5%
AIA Group Ltd.	1,573,000	8,117,851

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	295,500	1,705,223

Real Estate Management & Development 0.8%
Cheung Kong Holdings Ltd.	180,000	2,960,988
Hang Lung Properties Ltd.	288,000	818,610
Henderson Land Development Co., Ltd.	131,670	852,409

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
HONG KONG (continued)

Real Estate Management & Development (continued)
Hysan Development Co., Ltd.	80,000	$369,119
Kerry Properties Ltd.	77,500	259,818
New World Development Co., Ltd.	650,926	758,292
Sino Land Co., Ltd.	403,000	621,216
Sun Hung Kai Properties Ltd.	215,000	3,050,667
Swire Pacific Ltd., Class A	80,000	1,029,792
Swire Properties Ltd.	152,200	474,217
Wharf Holdings Ltd. (The)	192,500	1,367,274
Wheelock & Co., Ltd.	115,000	548,560

		13,110,962

Road & Rail 0.1%
MTR Corp., Ltd.	194,500	762,697

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.(a)	32,600	322,416

Textiles, Apparel & Luxury Goods 0.1%
Li & Fung Ltd.	745,600	846,918
Yue Yuen Industrial Holdings Ltd.	104,500	315,690

		1,162,608

Trading Companies & Distributors 0.0%†
Noble Group Ltd.	557,945	567,240

		46,542,698

IRELAND 0.9%

Airlines 0.0%†
Ryanair Holdings PLC*	5,422	51,409
Ryanair Holdings PLC, ADR*	3,400	191,862

		243,271

Banks 0.1%
Bank of Ireland*	3,548,629	1,387,464

Construction Materials 0.2%
CRH PLC	95,762	2,174,783
James Hardie Industries PLC, CDI	58,443	611,446

		2,786,229

Food Products 0.1%
Kerry Group PLC, Class A	20,117	1,418,318

Pharmaceuticals 0.4%
Shire PLC	77,043	6,647,397

Professional Services 0.1%
Experian PLC	127,620	2,027,934

		14,510,613

ISRAEL 0.5%

Banks 0.1%
Bank Hapoalim BM	136,070	767,224
Bank Leumi Le-Israel BM*	169,568	686,776
Mizrahi Tefahot Bank Ltd.*	16,479	196,987

		1,650,987

Chemicals 0.0%†
Israel Chemicals Ltd.	60,898	437,460
Israel Corp., Ltd. (The)*	346	194,468

		631,928

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp., Ltd.	260,957	450,470

Oil, Gas & Consumable Fuels 0.0%†
Delek Group Ltd.	589	222,922

Pharmaceuticals 0.4%
Teva Pharmaceutical Industries Ltd.	110,316	5,937,226

Software 0.0%†
NICE-Systems Ltd.	7,152	291,967

		9,185,500

ITALY 2.3%

Aerospace & Defense 0.0%†
Finmeccanica SpA*	55,288	535,017

Auto Components 0.0%†
Pirelli & C. SpA	28,799	397,111

Automobiles 0.1%
Fiat SpA*	115,553	1,113,667

Banks 0.7%
Banca Monte dei Paschi di Siena SpA*	546,556	715,461
Banco Popolare SC*	47,458	691,148
Intesa Sanpaolo SpA	1,508,744	4,554,485
Intesa Sanpaolo SpA - RSP	120,323	320,729
UniCredit SpA	571,179	4,487,118
Unione di Banche Italiane SCPA	107,062	894,814

		11,663,755

Capital Markets 0.0%†
Mediobanca SpA*	77,000	657,872

Diversified Financial Services 0.0%†
Exor SpA	12,789	494,406

Diversified Telecommunication Services 0.1%
Telecom Italia SpA*	1,320,053	1,509,845
Telecom Italia SpA - RSP	784,207	693,176

		2,203,021

Electric Utilities 0.3%
Enel SpA	853,572	4,515,496
Terna Rete Elettrica Nazionale SpA	195,176	979,699

		5,495,195

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
ITALY (continued)

Electrical Equipment 0.0%†
Prysmian SpA	25,044	$463,385

Energy Equipment & Services 0.1%
Saipem SpA*	33,722	715,123

Gas Utilities 0.1%
Snam SpA	261,685	1,444,973

Independent Power and Renewable Electricity Producers 0.0%†
Enel Green Power SpA	218,344	557,308

Insurance 0.2%
Assicurazioni Generali SpA	151,452	3,175,509
UnipolSai SpA	116,424	327,736

		3,503,245

Oil, Gas & Consumable Fuels 0.5%
Eni SpA(a)	332,398	7,886,550

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	22,011	1,144,085

Transportation Infrastructure 0.1%
Atlantia SpA	52,536	1,290,583

		39,565,296

JAPAN 20.7%

Air Freight & Logistics 0.0%†
Yamato Holdings Co., Ltd.	46,700	869,606

Airlines 0.0%†
ANA Holdings, Inc.	147,000	341,708
Japan Airlines Co., Ltd.	15,386	421,002

		762,710

Auto Components 0.7%
Aisin Seiki Co., Ltd.	24,100	869,876
Bridgestone Corp.	84,100	2,781,603
Denso Corp.	62,900	2,901,971
Koito Manufacturing Co., Ltd.	12,000	326,442
NGK Spark Plug Co., Ltd.	24,000	706,196
NHK Spring Co., Ltd.	19,600	192,319
NOK Corp.	14,200	325,988
Stanley Electric Co., Ltd.	19,700	426,488
Sumitomo Electric Industries Ltd.	97,500	1,443,372
Sumitomo Rubber Industries Ltd.	20,400	290,192
Toyoda Gosei Co., Ltd.	8,700	169,838
Toyota Industries Corp.	20,500	991,742
Yokohama Rubber Co., Ltd. (The)	27,000	233,963

		11,659,990

Automobiles 2.4%
Daihatsu Motor Co., Ltd.	23,000	364,974
Fuji Heavy Industries Ltd.	76,000	2,517,628
Honda Motor Co., Ltd.	213,000	7,307,995
Isuzu Motors Ltd.	79,500	1,124,320
Mazda Motor Corp.	68,980	1,735,157
Mitsubishi Motors Corp.	81,099	983,730
Nissan Motor Co., Ltd.	321,800	3,115,073
Suzuki Motor Corp.	46,900	1,555,448
Toyota Motor Corp.	359,100	21,129,152
Yamaha Motor Co., Ltd.	34,100	668,184

		40,501,661

Banks 1.9%
Aozora Bank Ltd.	155,000	524,119
Bank of Kyoto Ltd. (The)	41,000	340,698
Bank of Yokohama Ltd. (The)	152,000	835,822
Chiba Bank Ltd. (The)	97,000	674,773
Chugoku Bank Ltd. (The)	22,000	323,108
Fukuoka Financial Group, Inc.	94,000	448,401
Gunma Bank Ltd. (The)	53,000	305,521
Hachijuni Bank Ltd. (The)	59,000	354,573
Hiroshima Bank Ltd. (The)	62,000	304,662
Hokuhoku Financial Group, Inc.	155,000	303,834
Iyo Bank Ltd. (The)	28,400	287,499
Joyo Bank Ltd. (The)	82,000	403,604
Mitsubishi UFJ Financial Group, Inc.	1,663,867	9,377,080
Mizuho Financial Group, Inc.	3,019,224	5,389,896
Resona Holdings, Inc.	283,400	1,598,769
Seven Bank Ltd.	73,000	297,501
Shinsei Bank Ltd.	201,000	431,422
Shizuoka Bank Ltd. (The)	66,000	679,561
Sumitomo Mitsui Financial Group, Inc.	166,353	6,777,969
Sumitomo Mitsui Trust Holdings, Inc.	440,400	1,833,587
Suruga Bank Ltd.	25,000	498,799
Yamaguchi Financial Group, Inc.	26,000	245,928

		32,237,126

Beverages 0.2%
Asahi Group Holdings Ltd.	50,000	1,446,309
Kirin Holdings Co., Ltd.	109,700	1,455,361
Suntory Beverage & Food Ltd.	18,500	655,117

		3,556,787

Building Products 0.2%
Asahi Glass Co., Ltd.	127,000	688,950
Daikin Industries Ltd.	30,100	1,867,196
LIXIL Group Corp.	33,000	704,022
TOTO Ltd.	35,000	385,056

		3,645,224

Capital Markets 0.3%
Daiwa Securities Group, Inc.	215,400	1,708,268
Nomura Holdings, Inc.	472,000	2,808,093
SBI Holdings, Inc.	26,890	301,397

		4,817,758

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Chemicals 0.8%
Air Water, Inc.	22,000	$327,707
Asahi Kasei Corp.	160,000	1,301,173
Daicel Corp.	33,000	357,135
Hitachi Chemical Co., Ltd.	14,100	250,446
JSR Corp.	24,700	431,061
Kaneka Corp.	35,000	196,079
Kansai Paint Co., Ltd.	31,000	463,487
Kuraray Co., Ltd.	42,400	498,065
Mitsubishi Chemical Holdings Corp.	180,100	886,576
Mitsubishi Gas Chemical Co., Inc.	47,000	299,660
Mitsui Chemicals, Inc.*	95,000	264,409
Nippon Paint Co., Ltd.	21,000	473,715
Nitto Denko Corp.	19,800	1,084,173
Shin-Etsu Chemical Co., Ltd.	53,100	3,479,068
Sumitomo Chemical Co., Ltd.	186,000	664,335
Taiyo Nippon Sanso Corp.	34,000	300,161
Teijin Ltd.	135,000	326,193
Toray Industries, Inc.	190,000	1,256,086

		12,859,529

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.	70,000	702,396
Park24 Co., Ltd.	11,800	188,297
Secom Co., Ltd.	27,400	1,632,340
Toppan Printing Co., Ltd.	69,000	495,872

		3,018,905

Construction & Engineering 0.2%
Chiyoda Corp.	20,000	221,170
JGC Corp.	26,000	710,361
Kajima Corp.	110,000	526,536
Obayashi Corp.	87,000	595,397
Shimizu Corp.	79,000	623,394
Taisei Corp.	132,000	744,703

		3,421,561

Construction Materials 0.0%†
Taiheiyo Cement Corp.	159,000	599,687

Consumer Finance 0.0%†
Acom Co., Ltd.*	59,900	200,382
AEON Financial Service Co., Ltd.(a)	14,600	312,434
Credit Saison Co., Ltd.	17,600	339,145

		851,961

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	21,200	262,818

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	8,400	275,586

Diversified Financial Services 0.2%
Japan Exchange Group, Inc.	33,600	797,542
Mitsubishi UFJ Lease & Finance Co., Ltd.	58,000	303,330
ORIX Corp.	170,600	2,355,211

		3,456,083

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	48,764	3,024,065

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.*	83,000	952,875
Chugoku Electric Power Co., Inc. (The)	37,000	474,471
Hokuriku Electric Power Co.	20,100	264,050
Kansai Electric Power Co., Inc. (The)*	89,200	842,857
Kyushu Electric Power Co., Inc.	53,200	573,434
Shikoku Electric Power Co., Inc.*(a)	23,100	296,387
Tohoku Electric Power Co., Inc.	56,800	645,553
Tokyo Electric Power Co., Inc.*	187,300	655,794

		4,705,421

Electrical Equipment 0.3%
Fuji Electric Co., Ltd.	75,000	362,993
Mabuchi Motor Co., Ltd.	3,100	270,465
Mitsubishi Electric Corp.	251,000	3,346,128
Nidec Corp.	27,000	1,824,584

		5,804,170

Electronic Equipment, Instruments & Components 1.1%
Citizen Holdings Co., Ltd.	35,400	232,453
Hamamatsu Photonics KK	9,200	437,134
Hirose Electric Co., Ltd.	3,700	456,805
Hitachi High-Technologies Corp.	8,900	255,944
Hitachi Ltd.	633,000	4,836,140
HOYA Corp.	55,800	1,873,778
Ibiden Co., Ltd.	15,700	306,029
Japan Display, Inc.*	46,900	226,049
Keyence Corp.	6,011	2,609,895
Kyocera Corp.	42,400	1,980,376
Murata Manufacturing Co., Ltd.	26,600	3,023,499
Nippon Electric Glass Co., Ltd.	51,500	250,361
Omron Corp.	25,900	1,177,103
Shimadzu Corp.	33,000	285,891
TDK Corp.	15,700	878,262
Yaskawa Electric Corp.	29,000	394,102
Yokogawa Electric Corp.	27,300	358,947

		19,582,768

Food & Staples Retailing 0.3%
Aeon Co., Ltd.(a)	81,400	811,030
FamilyMart Co., Ltd.(a)	7,900	301,494
Lawson, Inc.(a)	8,500	594,688

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Food & Staples Retailing (continued)
Seven & I Holdings Co., Ltd.	97,300	$3,773,918

		5,481,130

Food Products 0.3%
Ajinomoto Co., Inc.	75,000	1,247,252
Calbee, Inc.	10,300	336,647
Kikkoman Corp.	20,000	425,060
MEIJI Holdings Co., Ltd.	7,940	627,900
NH Foods Ltd.	23,000	488,353
Nisshin Seifun Group, Inc.(a)	27,223	269,308
Nissin Foods Holdings Co., Ltd.	7,500	389,422
Toyo Suisan Kaisha Ltd.(a)	12,000	398,464
Yakult Honsha Co., Ltd.	11,700	614,507
Yamazaki Baking Co., Ltd.	16,000	205,928

		5,002,841

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	240,000	963,717
Toho Gas Co., Ltd.	57,000	320,954
Tokyo Gas Co., Ltd.	314,000	1,764,406

		3,049,077

Health Care Equipment & Supplies 0.2%
Olympus Corp.*	31,100	1,115,269
Sysmex Corp.	18,800	757,057
Terumo Corp.	38,600	926,065

		2,798,391

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	23,600	339,747
Medipal Holdings Corp.	18,800	228,513
Miraca Holdings, Inc.	7,700	318,649
Suzuken Co., Ltd.	9,200	265,035

		1,151,944

Health Care Technology 0.0%†
M3, Inc.	25,000	400,908

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.(a)	9,326	230,622
Oriental Land Co., Ltd.	6,500	1,228,350

		1,458,972

Household Durables 0.6%
Casio Computer Co., Ltd.(a)	28,200	471,257
Iida Group Holdings Co. Ltd.	21,000	256,862
Nikon Corp.(a)	43,500	629,147
Panasonic Corp.	286,600	3,415,807
Rinnai Corp.	4,400	365,057
Sekisui Chemical Co., Ltd.	54,000	620,618
Sekisui House Ltd.(a)	70,000	825,002
Sharp Corp.*	201,000	571,795
Sony Corp.	135,700	2,435,439

		9,590,984

Household Products 0.1%
Unicharm Corp.	47,700	1,087,151

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co., Ltd.	15,900	519,538

Industrial Conglomerates 0.2%
Seibu Holdings, Inc.	15,400	307,523
Toshiba Corp.	519,000	2,409,293

		2,716,816

Information Technology Services 0.2%
Fujitsu Ltd.	238,000	1,464,788
Itochu Techno-Solutions Corp.	3,400	142,908
Nomura Research Institute Ltd.	13,600	439,825
NTT Data Corp.	15,700	566,332
Otsuka Corp.	6,600	262,787

		2,876,640

Insurance 0.5%
Dai-ichi Life Insurance Co., Ltd. (The)	137,500	2,042,519
MS&AD Insurance Group Holdings, Inc.	66,641	1,453,581
Sompo Japan Nipponkoa Holdings, Inc.	42,450	1,029,777
Sony Financial Holdings, Inc.	23,700	383,344
T&D Holdings, Inc.	72,800	935,469
Tokio Marine Holdings, Inc.	91,300	2,832,820

		8,677,510

Internet & Catalog Retail 0.1%
Rakuten, Inc.	101,200	1,164,960

Internet Software & Services 0.1%
Dena Co., Ltd.	14,000	177,988
Gree, Inc.(a)	12,900	87,958
Kakaku.com, Inc.	17,600	249,988
Yahoo Japan Corp.	180,900	687,593

		1,203,527

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	23,500	604,567
Sankyo Co., Ltd.	6,700	240,114
Sega Sammy Holdings, Inc.	24,400	392,866
Shimano, Inc.	10,400	1,265,092
Yamaha Corp.	22,700	296,779

		2,799,418

Machinery 1.3%
Amada Co., Ltd.	43,000	409,963
FANUC Corp.	24,800	4,485,148
Hino Motors Ltd.	35,300	493,962

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Machinery (continued)
Hitachi Construction Machinery Co., Ltd.	14,700	$295,947
IHI Corp.	179,000	927,640
JTEKT Corp.	28,300	474,351
Kawasaki Heavy Industries Ltd.	177,000	707,652
Komatsu Ltd.	123,100	2,844,983
Kubota Corp.	144,000	2,280,007
Kurita Water Industries Ltd.	13,300	296,680
Makita Corp.	15,200	858,675
Mitsubishi Heavy Industries Ltd.	395,000	2,542,946
Nabtesco Corp.	15,200	364,126
NGK Insulators Ltd.	35,000	834,285
NSK Ltd.	60,000	855,784
SMC Corp.	7,100	1,957,761
Sumitomo Heavy Industries Ltd.	66,000	371,734
THK Co., Ltd.	13,500	336,406

		21,338,050

Marine 0.1%
Mitsui OSK Lines Ltd.(a)	144,000	460,098
Nippon Yusen KK	214,000	564,231

		1,024,329

Media 0.1%
Dentsu, Inc.	27,901	1,062,756
Hakuhodo DY Holdings, Inc.	33,400	338,120
Toho Co., Ltd.	15,600	352,455

		1,753,331

Metals & Mining 0.4%
Daido Steel Co., Ltd.	38,000	151,469
Hitachi Metals Ltd.	30,000	540,737
JFE Holdings, Inc.	62,800	1,254,523
Kobe Steel Ltd.	395,000	641,468
Maruichi Steel Tube Ltd.	6,400	157,162
Mitsubishi Materials Corp.	137,000	443,278
Nippon Steel & Sumitomo Metal Corp.	1,003,440	2,605,066
Sumitomo Metal Mining Co., Ltd.	66,000	928,868
Yamato Kogyo Co., Ltd.	5,700	190,260

		6,912,831

Multiline Retail 0.1%
Don Quijote Holdings Co. Ltd.	7,800	447,622
Isetan Mitsukoshi Holdings Ltd.	43,960	572,119
J. Front Retailing Co., Ltd.	29,200	382,004
Marui Group Co., Ltd.	31,200	256,931
Takashimaya Co., Ltd.	36,000	301,123

		1,959,799

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co., Ltd.	12,300	261,250
INPEX Corp.	113,000	1,597,603
JX Holdings, Inc.	284,589	1,312,172
Showa Shell Sekiyu KK	24,400	232,786
TonenGeneral Sekiyu KK	39,000	341,143

		3,744,954

Paper & Forest Products 0.0%†
Oji Holdings Corp.	107,000	405,080

Personal Products 0.2%
Kao Corp.	67,200	2,622,323
Shiseido Co., Ltd.(a)	45,100	743,945

		3,366,268

Pharmaceuticals 1.0%
Astellas Pharma, Inc.	281,300	4,189,563
Chugai Pharmaceutical Co., Ltd.	28,700	830,742
Daiichi Sankyo Co., Ltd.	83,700	1,315,264
Eisai Co., Ltd.(a)	32,900	1,330,745
Hisamitsu Pharmaceutical Co., Inc.	7,800	280,111
Kyowa Hakko Kirin Co., Ltd.	30,000	369,011
Mitsubishi Tanabe Pharma Corp.	30,700	450,477
Ono Pharmaceutical Co., Ltd.	10,700	950,136
Otsuka Holdings Co., Ltd.	49,700	1,713,074
Santen Pharmaceutical Co., Ltd.	9,100	509,609
Shionogi & Co., Ltd.	38,900	892,778
Sumitomo Dainippon Pharma Co., Ltd.	21,000	267,911
Taisho Pharmaceutical Holdings Co., Ltd.	4,100	280,635
Takeda Pharmaceutical Co., Ltd.	102,100	4,438,534

		17,818,590

Real Estate Investment Trusts (REITs) 0.2%
Japan Prime Realty Investment Corp.	101	363,820
Japan Real Estate Investment Corp.	157	807,499
Japan Retail Fund Investment Corp.	287	578,506
Nippon Building Fund, Inc.	185	974,159
Nippon Prologis REIT, Inc.	208	483,582
United Urban Investment Corp.	337	517,238

		3,724,804

Real Estate Management & Development 0.8%
Aeon Mall Co., Ltd.	14,630	279,480
Daito Trust Construction Co., Ltd.	9,600	1,135,226
Daiwa House Industry Co., Ltd.	76,000	1,365,333
Hulic Co., Ltd.	30,000	317,752
Mitsubishi Estate Co., Ltd.	163,000	3,673,580
Mitsui Fudosan Co., Ltd.	122,000	3,743,989
Nomura Real Estate Holdings, Inc.	16,200	278,602
NTT Urban Development Corp.	14,700	154,554
Sumitomo Realty & Development Co., Ltd.	46,000	1,638,867
Tokyo Tatemono Co., Ltd.	54,000	437,555

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Real Estate Management & Development (continued)
Tokyu Fudosan Holdings Corp.	64,400	$442,150

		13,467,088

Road & Rail 0.8%
Central Japan Railway Co.	18,600	2,508,931
East Japan Railway Co.	43,576	3,263,962
Hankyu Hanshin Holdings, Inc.	144,000	838,520
Keikyu Corp.	58,000	484,167
Keio Corp.	71,000	524,628
Keisei Electric Railway Co., Ltd.	33,000	331,330
Kintetsu Corp.	237,000	797,291
Nagoya Railroad Co. Ltd.(a)	108,000	433,165
Nippon Express Co., Ltd.	105,000	439,773
Odakyu Electric Railway Co., Ltd.	81,000	740,725
Tobu Railway Co., Ltd.	135,000	678,804
Tokyu Corp.	144,000	943,753
West Japan Railway Co.	21,200	948,760

		12,933,809

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	21,000	271,115
Rohm Co., Ltd.	12,800	805,952
Tokyo Electron Ltd.	22,100	1,440,373

		2,517,440

Software 0.2%
GungHo Online Entertainment, Inc.(a)	55,700	265,178
Konami Corp.	12,900	269,012
Nexon Co., Ltd.	16,000	131,951
Nintendo Co., Ltd.	14,100	1,535,890
Oracle Corp. Japan	5,200	202,964
Trend Micro, Inc.	12,900	437,094

		2,842,089

Specialty Retail 0.3%
ABC-Mart, Inc.	3,600	183,867
Fast Retailing Co., Ltd.	6,800	2,278,625
Hikari Tsushin, Inc.	2,200	156,399
Nitori Holdings Co., Ltd.	9,200	569,989
Sanrio Co., Ltd.(a)	6,100	176,824
Shimamura Co., Ltd.	2,800	257,412
USS Co., Ltd.	29,100	445,169
Yamada Denki Co., Ltd.(a)	115,400	336,833

		4,405,118

Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	32,000	591,364
Canon, Inc.	148,600	4,834,840
FUJIFILM Holdings Corp.	59,700	1,834,408
Konica Minolta, Inc.	62,000	670,253
NEC Corp.	336,000	1,161,343
Ricoh Co., Ltd.	90,200	969,047
Seiko Epson Corp.	16,800	809,473

		10,870,728

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	21,000	473,627

Tobacco 0.3%
Japan Tobacco, Inc.	144,200	4,685,841

Trading Companies & Distributors 0.8%
ITOCHU Corp.	194,600	2,376,650
Marubeni Corp.	219,000	1,498,594
Mitsubishi Corp.	182,000	3,727,405
Mitsui & Co., Ltd.	225,300	3,553,902
Sumitomo Corp.	144,900	1,599,278
Toyota Tsusho Corp.	27,100	660,129

		13,415,958

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	34,000	321,969
Mitsubishi Logistics Corp.	19,000	272,986

		594,955

Wireless Telecommunication Services 1.0%
KDDI Corp.	75,400	4,535,780
NTT DOCOMO, Inc.	197,100	3,301,075
SoftBank Corp.	125,300	8,752,067

		16,588,922

		350,736,834

JERSEY, CHANNEL ISLANDS 0.0%†

Metals & Mining 0.0%†
Randgold Resources Ltd.	11,066	750,185

LUXEMBOURG 0.4%

Energy Equipment & Services 0.1%
Tenaris SA	62,047	1,415,883

Media 0.2%
Altice SA*	11,181	592,142
RTL Group SA	4,719	404,068
SES SA, FDR	40,684	1,406,690

		2,402,900

Metals & Mining 0.1%
ArcelorMittal	132,803	1,817,033

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	8,396	672,474

		6,308,290

MACAU 0.2%

Hotels, Restaurants & Leisure 0.2%
MGM China Holdings Ltd.	116,800	336,574

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
MACAU (continued)

Hotels, Restaurants & Leisure (continued)
Sands China Ltd.	316,300	$1,650,075
Wynn Macau Ltd.	200,800	639,940

		2,626,589

MEXICO 0.0%†

Metals & Mining 0.0%†
Fresnillo PLC	28,318	347,314

NETHERLANDS 4.0%

Air Freight & Logistics 0.0%†
TNT Express NV	56,937	359,189

Banks 0.4%
ING Groep NV, CVA*	503,964	7,163,452

Beverages 0.2%
Heineken Holding NV	12,691	837,919
Heineken NV	30,059	2,244,928

		3,082,847

Chemicals 0.2%
Akzo Nobel NV	30,798	2,107,237
Koninklijke DSM NV	22,341	1,377,513

		3,484,750

Construction & Engineering 0.1%
Koninklijke Boskalis Westminster NV	11,689	657,382
OCI*	10,322	318,405

		975,787

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV*	415,645	1,330,739
Ziggo NV*	19,477	912,132

		2,242,871

Energy Equipment & Services 0.0%†
Fugro NV, CVA	9,056	273,432

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	121,623	1,967,333

Industrial Conglomerates 0.2%
Koninklijke Philips NV	125,734	3,998,316

Insurance 0.2%
Aegon NV	237,277	1,953,788
Delta Lloyd NV	28,020	675,151

		2,628,939

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	29,540	669,228

Media 0.1%
Wolters Kluwer NV	38,133	1,016,906

Oil, Gas & Consumable Fuels 1.9%
Koninklijke Vopak NV	9,121	491,480
Royal Dutch Shell PLC, Class A	512,061	19,571,179
Royal Dutch Shell PLC, Class B	318,178	12,578,841

		32,641,500

Professional Services 0.1%
Randstad Holding NV	16,632	772,709

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	9,294	455,528

Semiconductors & Semiconductor Equipment 0.3%
ASML Holding NV	46,121	4,568,220

Software 0.1%
Gemalto NV	9,995	917,735

		67,218,742

NEW ZEALAND 0.1%

Construction Materials 0.1%
Fletcher Building Ltd.	91,225	625,281

Diversified Telecommunication Services 0.0%†
Spark New Zealand Ltd.	242,633	562,302

Electric Utilities 0.0%†
Contact Energy Ltd.(a)	40,837	190,647

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.(a)	52,015	316,960

Software 0.0%†
Xero Ltd.*(a)	8,070	135,632

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.(a)	131,234	394,261

		2,225,083

NORWAY 0.7%

Banks 0.1%
DNB ASA	129,251	2,418,815

Chemicals 0.1%
Yara International ASA	23,154	1,162,866

Diversified Telecommunication Services 0.1%
Telenor ASA	98,931	2,171,287

Energy Equipment & Services 0.0%†
Aker Solutions ASA*(c)	18,491	184,198

Food Products 0.1%
Orkla ASA	103,971	939,784

Insurance 0.0%†
Gjensidige Forsikring ASA	26,630	563,293

Metals & Mining 0.1%
Norsk Hydro ASA	176,836	988,655

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
NORWAY (continued)

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	144,450	$3,932,764

		12,361,662

PORTUGAL 0.2%

Banks 0.0%†
Banco Comercial Portugues SA, Class R*(a)	4,487,047	585,898

Electric Utilities 0.1%
EDP - Energias de Portugal SA	294,701	1,285,089

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	32,647	359,255

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	49,201	799,630

		3,029,872

SINGAPORE 1.4%

Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	193,000	551,548

Airlines 0.0%†
Singapore Airlines Ltd.	73,866	568,438

Banks 0.5%
DBS Group Holdings Ltd.	220,500	3,180,168
Oversea-Chinese Banking Corp., Ltd.	382,500	2,917,829
United Overseas Bank Ltd.	164,000	2,875,038

		8,973,035

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	13,000	436,892

Diversified Financial Services 0.0%†
Singapore Exchange Ltd.	100,000	566,174

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,031,850	3,071,513

Food & Staples Retailing 0.0%†
Olam International Ltd.	60,000	110,204

Food Products 0.1%
Golden Agri-Resources Ltd.(a)	938,612	379,217
Wilmar International Ltd.(a)	241,294	583,644

		962,861

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC	768,296	686,171

Industrial Conglomerates 0.1%
Keppel Corp., Ltd.	190,400	1,566,109
Sembcorp Industries Ltd.	120,000	486,931

		2,053,040

Machinery 0.0%†
Sembcorp Marine Ltd.(a)	100,800	295,168

Media 0.1%
Singapore Press Holdings Ltd.	208,000	684,526

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	255,466	450,628
CapitaCommercial Trust	252,000	314,890
CapitaMall Trust	313,200	468,723

		1,234,241

Real Estate Management & Development 0.2%
CapitaLand Ltd.	349,097	874,577
City Developments Ltd.	52,000	391,719
Global Logistic Properties Ltd.	400,000	849,043
Keppel Land Ltd.	82,538	226,295
UOL Group Ltd.	62,000	320,923

		2,662,557

Road & Rail 0.0%†
ComfortDelGro Corp., Ltd.	268,000	503,420

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U(a)	726,000	507,809

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	81,475	262,968

		24,130,565

SOUTH AFRICA 0.0%†

Capital Markets 0.0%†
Investec PLC	68,098	571,789

SPAIN 3.5%

Banks 1.7%
Banco Bilbao Vizcaya Argentaria SA	768,496	9,249,212
Banco de Sabadell SA	448,255	1,323,558
Banco Popular Espanol SA	232,598	1,418,686
Banco Santander SA	1,566,116	14,993,415
Bankia SA*	586,700	1,091,486
CaixaBank SA	235,128	1,429,699

		29,506,056

Biotechnology 0.1%
Grifols SA	18,747	766,112

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	23,088	884,952
Ferrovial SA	51,861	1,003,332

		1,888,284

Diversified Telecommunication Services 0.5%
Telefonica SA	534,978	8,262,307

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SPAIN (continued)

Electric Utilities 0.4%
Iberdrola SA	670,818	$4,794,936
Red Electrica Corp. SA	13,452	1,164,373

		5,959,309

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA	82,080	588,204

Gas Utilities 0.1%
Enagas SA	25,271	812,691
Gas Natural SDG SA	45,650	1,342,872

		2,155,563

Information Technology Services 0.1%
Amadeus IT Holding SA, Class A	50,618	1,889,635

Insurance 0.0%†
Mapfre SA	116,127	410,432

Machinery 0.0%†
Zardoya Otis SA	21,737	269,412

Oil, Gas & Consumable Fuels 0.2%
Repsol SA	131,455	3,118,647

Specialty Retail 0.2%
Inditex SA	141,250	3,899,022

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	53,543	1,055,842

		59,768,825

SWEDEN 3.0%

Banks 0.8%
Nordea Bank AB	397,946	5,158,735
Skandinaviska Enskilda Banken AB, Class A	197,914	2,633,175
Svenska Handelsbanken AB, Class A	64,864	3,037,681
Swedbank AB, Class A	117,631	2,949,659

		13,779,250

Building Products 0.1%
Assa Abloy AB, Class B	43,669	2,244,044

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	38,088	421,866

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	393,738	4,964,592

Construction & Engineering 0.1%
Skanska AB, Class B	47,711	983,956

Diversified Financial Services 0.2%
Industrivarden AB, Class C	20,390	354,963
Investment AB Kinnevik, Class B	29,976	1,080,951
Investor AB, Class B	60,382	2,126,029

		3,561,943

Diversified Telecommunication Services 0.1%
TeliaSonera AB	309,139	2,131,869

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	32,432	1,025,513

Health Care Equipment & Supplies 0.1%
Elekta AB, Class B(a)	45,873	450,900
Getinge AB, Class B	25,407	637,904

		1,088,804

Household Durables 0.1%
Electrolux AB	30,263	797,132
Husqvarna AB, Class B	53,842	379,610

		1,176,742

Household Products 0.1%
Svenska Cellulosa AB SCA, Class B	76,868	1,826,469

Machinery 0.6%
Alfa Laval AB	39,439	840,274
Atlas Copco AB, Class A	88,716	2,531,397
Atlas Copco AB, Class B	50,564	1,306,764
Sandvik AB(a)	137,678	1,546,308
SKF AB, Class B	50,691	1,055,301
Volvo AB, Class B	199,210	2,155,233

		9,435,277

Metals & Mining 0.0%†
Boliden AB	33,493	540,790

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	27,662	467,609

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	122,705	5,073,852

Tobacco 0.1%
Swedish Match AB	25,958	839,783

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	42,802	515,186

		50,077,545

SWITZERLAND 9.7%

Beverages 0.0%†
Coca-Cola HBC AG, ADR*	25,385	544,922

Biotechnology 0.1%
Actelion Ltd. REG*	13,644	1,598,068

Building Products 0.1%
Geberit AG REG	4,825	1,555,160

Capital Markets 0.9%
Credit Suisse Group AG REG*	198,596	5,494,289

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)

Capital Markets (continued)
Julius Baer Group Ltd.*	29,046	$1,297,985
Partners Group Holding AG	2,247	590,588
UBS AG REG*	476,958	8,290,880

		15,673,742

Chemicals 0.4%
EMS-Chemie Holding AG REG	1,002	414,624
Givaudan SA REG*	1,184	1,887,295
Sika AG - Bearer Shares	284	981,980
Syngenta AG REG	12,078	3,824,447

		7,108,346

Construction Materials 0.1%
Holcim Ltd. REG*	29,853	2,171,857

Diversified Financial Services 0.0%†
Pargesa Holding SA - Bearer Shares	3,802	302,189

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,029	1,716,937

Electrical Equipment 0.4%
ABB Ltd. REG*	287,627	6,434,099

Energy Equipment & Services 0.1%
Transocean Ltd.(a)	47,271	1,520,430

Food Products 2.0%
Aryzta AG*	11,462	987,660
Barry Callebaut AG REG*	306	339,747
Chocoladefabriken Lindt & Spruengli AG	118	588,793
Chocoladefabriken Lindt & Spruengli AG REG	13	770,499
Nestle SA REG	419,632	30,839,187

		33,525,886

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG	6,940	1,105,765

Insurance 0.7%
Baloise Holding AG REG	5,910	755,484
Swiss Life Holding AG REG*	4,206	1,002,264
Swiss Re AG*	45,632	3,631,502
Zurich Insurance Group AG*	19,546	5,816,948

		11,206,198

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG*	6,945	836,843

Machinery 0.1%
Schindler Holding AG REG	2,819	376,182

Schindler Holding AG - Participation Certificate	5,763	780,627
Sulzer AG REG	2,946	361,262

		1,518,071

Marine 0.1%
Kuehne + Nagel International AG REG	6,795	856,194

Metals & Mining 0.5%
Glencore PLC*	1,388,084	7,687,683

Pharmaceuticals 3.2%
Novartis AG REG	299,374	28,191,566
Roche Holding AG	91,439	27,002,220

		55,193,786

Professional Services 0.2%
Adecco SA REG*	22,736	1,536,975
SGS SA REG	704	1,456,544

		2,993,519

Real Estate Management & Development 0.0%†
Swiss Prime Site AG REG*	7,259	538,582

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV(a)	86,388	666,975

Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont SA REG	68,327	5,585,131
Swatch Group AG (The) REG	6,342	554,053
Swatch Group AG (The) - Bearer Shares	4,009	1,899,853

		8,039,037

Trading Companies & Distributors 0.1%
Wolseley PLC	34,576	1,811,055

		164,605,344

UNITED KINGDOM 18.2%

Aerospace & Defense 0.5%
BAE Systems PLC	410,757	3,126,547
Cobham PLC	144,105	678,419
Meggitt PLC	107,318	782,780
Rolls-Royce Holdings PLC*	243,431	3,788,676

		8,376,422

Air Freight & Logistics 0.0%†
Royal Mail PLC	83,589	529,567

Airlines 0.1%
easyJet PLC	20,730	477,037
International Consolidated Airlines Group SA*	131,628	782,833

		1,259,870

Auto Components 0.1%
GKN PLC	208,042	1,071,331

Banks 3.0%
Barclays PLC	2,142,313	7,879,820
HSBC Holdings PLC	2,482,145	25,221,792
Lloyds Banking Group PLC*	7,454,364	9,273,742

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)

Banks (continued)
Royal Bank of Scotland Group PLC*	323,944	$1,929,945
Standard Chartered PLC	322,844	5,954,812

		50,260,111

Beverages 1.0%
Diageo PLC	327,851	9,455,923
SABMiller PLC	126,058	6,985,867

		16,441,790

Capital Markets 0.2%
3i Group PLC	122,291	757,373
Aberdeen Asset Management PLC	119,522	771,098
Hargreaves Lansdown PLC	30,009	457,985
ICAP PLC	67,785	423,919
Schroders PLC	15,730	607,352

		3,017,727

Chemicals 0.1%
Croda International PLC	16,864	559,233
Johnson Matthey PLC	26,201	1,235,555

		1,794,788

Commercial Services & Supplies 0.2%
Aggreko PLC	32,508	813,634
Babcock International Group PLC	65,815	1,161,357
G4S PLC	204,811	830,496

		2,805,487

Containers & Packaging 0.0%†
Rexam PLC	88,918	706,844

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	29,295	884,045

Diversified Telecommunication Services 0.4%
BT Group PLC	1,035,600	6,352,379
Inmarsat PLC	53,384	605,526

		6,957,905

Electric Utilities 0.2%
SSE PLC	126,689	3,172,338

Energy Equipment & Services 0.1%
AMEC PLC	39,984	713,482
Petrofac Ltd.	32,382	542,594
Subsea 7 SA	34,998	500,141

		1,756,217

Food & Staples Retailing 0.3%
J Sainsbury PLC	164,850	670,348
Tesco PLC	1,048,672	3,132,658
WM Morrison Supermarkets PLC	264,562	719,869

		4,522,875

Food Products 1.1%
Associated British Foods PLC	46,334	2,008,533
Tate & Lyle PLC	58,880	561,235
Unilever NV, CVA	212,747	8,442,896
Unilever PLC	167,792	7,023,427

		18,036,091

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	114,859	1,932,118

Hotels, Restaurants & Leisure 0.4%
Compass Group PLC	217,289	3,504,699
InterContinental Hotels Group PLC	30,552	1,178,124
Tui Travel PLC	66,111	416,091
Whitbread PLC	23,671	1,590,593
William Hill PLC	111,872	668,547

		7,358,054

Household Durables 0.0%†
Persimmon PLC*	39,276	845,126

Household Products 0.4%
Reckitt Benckiser Group PLC	85,011	7,349,853

Industrial Conglomerates 0.1%
Smiths Group PLC	49,907	1,020,052

Insurance 1.2%
Admiral Group PLC	24,165	501,150
Aviva PLC	381,877	3,230,709
Direct Line Insurance Group PLC	189,805	903,356
Legal & General Group PLC	780,026	2,886,349
Old Mutual PLC	626,821	1,838,631
Prudential PLC	335,071	7,449,083
RSA Insurance Group PLC*	130,241	1,022,974
Standard Life PLC	310,583	2,078,151

		19,910,403

Internet & Catalog Retail 0.0%†
ASOS PLC*	6,975	253,490

Machinery 0.2%
CNH Industrial NV	124,909	989,403
IMI PLC	35,273	701,439
Melrose Industries PLC	139,255	557,387
Weir Group PLC (The)	27,027	1,091,492

		3,339,721

Media 0.8%
British Sky Broadcasting Group PLC	137,124	1,955,820
ITV PLC	491,728	1,651,063
Pearson PLC	105,272	2,116,205
Reed Elsevier NV	89,273	2,025,278
Reed Elsevier PLC	148,660	2,376,631
WPP PLC	171,538	3,436,510

		13,561,507

Metals & Mining 0.9%
Anglo American PLC	180,199	4,018,761

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)

Metals & Mining (continued)
Antofagasta PLC	48,942	$569,502
Rio Tinto Ltd.	57,430	2,990,728
Rio Tinto PLC	166,207	8,144,124

		15,723,115

Multiline Retail 0.2%
Marks & Spencer Group PLC	209,380	1,369,030
Next PLC	19,884	2,128,285

		3,497,315

Multi-Utilities 0.6%
Centrica PLC	650,131	3,240,219
National Grid PLC	488,258	7,018,663

		10,258,882

Oil, Gas & Consumable Fuels 1.6%
BG Group PLC	445,406	8,222,572
BP PLC	2,401,446	17,567,387
Tullow Oil PLC	116,798	1,217,746

		27,007,705

Pharmaceuticals 1.5%
AstraZeneca PLC	164,627	11,797,639
GlaxoSmithKline PLC	632,925	14,458,630

		26,256,269

Professional Services 0.1%
Capita PLC	84,452	1,589,843
Intertek Group PLC	20,646	874,968

		2,464,811

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC (The)	123,577	1,404,253
Hammerson PLC	93,912	871,830
Intu Properties PLC	110,318	574,735
Land Securities Group PLC	101,523	1,704,599
Segro PLC	97,198	570,476

		5,125,893

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings PLC	182,434	2,657,920

Software 0.0%†
Sage Group PLC (The)	141,596	836,367

Specialty Retail 0.2%
Dixons Carphone PLC	125,419	743,614
Kingfisher PLC	308,385	1,612,816
Sports Direct International PLC*	34,062	340,349

		2,696,779

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	56,749	1,384,231

Tobacco 1.1%
British American Tobacco PLC	244,143	13,757,604
Imperial Tobacco Group PLC	124,163	5,345,956

		19,103,560

Trading Companies & Distributors 0.1%
Bunzl PLC	43,793	1,139,473
Travis Perkins PLC	31,752	853,100

		1,992,573

Water Utilities 0.1%
Severn Trent PLC	31,667	962,118
United Utilities Group PLC	87,147	1,138,385

		2,100,503

Wireless Telecommunication Services 0.7%
Vodafone Group PLC	3,449,099	11,365,559

		309,635,214

UNITED STATES 0.1%

Hotels, Restaurants & Leisure 0.1%
Carnival PLC	23,272	926,693

Total Common Stocks (cost $1,356,267,386)		1,660,867,081

Preferred Stocks 0.5%

	Shares	Market Value
GERMANY 0.5%

Automobiles 0.4%
Bayerische Motoren Werke AG	6,881	558,102
Porsche Automobil Holding SE	20,051	1,599,522
Volkswagen AG - Preference Shares	21,315	4,401,718

		6,559,342

Chemicals 0.0%†
Fuchs Petrolub SE - Preference
Shares	9,282	350,887

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Preferred Stocks (continued)

	Shares	Market Value
GERMANY (continued)

Household Products 0.1%
Henkel AG & Co. KGaA	23,561	$2,345,553

Total Preferred Stocks (cost $6,319,758)		9,255,782

Rights 0.0%†

	Number of Rights	Market Value
ITALY 0.0%†

Automotive 0.0%†
Fiat SpA, expiring 10/06/14*(b)	115,553	0

SPAIN 0.0%†

0.0%†
Banco Popular Espanol SA, expiring 10/13/14*	232,598	3,232

Banks 0.0%†
Banco Bilbao Vizcaya Argentaria SA, expiring 10/13/14*	768,496	76,681

		79,913

Total Rights (cost $—)		79,913

Repurchase Agreements 1.1%

	Principal Amount	Market Value
Barclays Capital, Inc., 0.01%, dated 09/30/14, due 10/07/14, repurchase price $5,000,010, collateralized by U.S. Government Treasury Securities, 2.00%, maturing 02/28/21; total market value $5,100,001. (d)	$5,000,000	5,000,000
BNP Paribas Securities Corp., 0.00%, dated 09/30/14, due 10/01/14, repurchase price $1,000,000, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 7.25%, maturing 10/10/14 - 07/15/37; total market value $1,020,002.(d)	1,000,000	1,000,000
Credit Suisse (USA) LLC, 0.00%, dated 09/30/14, due 10/01/14, repurchase price $12,001,527, collateralized by U.S. Government Agency Securities, ranging from 1.50% - 4.50%, maturing 11/20/21 - 08/20/43; total market value $12,241,561.(d)	12,001,527	12,001,527

Total Repurchase Agreements (cost $18,001,527)		18,001,527

Total Investments (cost $1,380,588,671) (e) — 99.4%		1,688,204,303
Other assets in excess of liabilities — 0.6%		10,489,169

NET ASSETS — 100.0%		$1,698,693,472

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $17,076,171.
(b)	Fair valued security.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2014 was $184,198 which represents 0.01% of net assets.
(d)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2014 was $18,001,527.
(e)	At September 30, 2014, the tax basis cost of the Fund’s investments was $1,434,887,068, tax unrealized appreciation and depreciation were $344,230,820 and $(90,913,585), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
Abp	Public Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
FDR	Fiduciary Depositary Receipt
KGaA	Limited Partnership with shares
KK	Joint Stock Company
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company
SC	Partnership with full liability
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

At September 30, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
198	DJ Euro Stoxx 50	12/19/14	$8,060,204	$32,659
69	FTSE 100 Index	12/19/14	7,388,869	(111,532)
70	SGX Nikkei 225 Index	12/11/14	5,144,290	61,379
36	SPI 200 Index	12/18/14	4,162,978	(113,471)

			$24,756,341	$(130,965)

At September 30, 2014, the Fund has $1,174,326 segregated in foreign currency as collateral with the broker for open futures contracts.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$18,007,171	$—	$18,007,171
Air Freight & Logistics	—	6,612,022	—	6,612,022
Airlines	191,862	3,606,737	—	3,798,599
Auto Components	—	19,627,738	—	19,627,738
Automobiles	—	59,063,297	—	59,063,297
Banks	—	231,971,528	—	231,971,528
Beverages	544,922	40,159,204	—	40,704,126
Biotechnology	—	6,441,529	—	6,441,529
Building Products	—	10,064,835	—	10,064,835
Capital Markets	—	32,970,990	—	32,970,990
Chemicals	—	54,210,664	—	54,210,664
Commercial Services & Supplies	—	9,049,504	—	9,049,504
Communications Equipment	—	6,080,305	—	6,080,305

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Construction & Engineering	$—	$12,099,550	$—	$12,099,550
Construction Materials	—	9,910,499	—	9,910,499
Consumer Finance	—	851,961	—	851,961
Containers & Packaging	—	2,528,782	—	2,528,782
Distributors	—	436,892	—	436,892
Diversified Consumer Services	—	275,586	—	275,586
Diversified Financial Services	—	16,926,113	—	16,926,113
Diversified Telecommunication Services	—	53,064,876	—	53,064,876
Electric Utilities	—	27,623,624	—	27,623,624
Electrical Equipment	—	22,213,597	—	22,213,597
Electronic Equipment, Instruments & Components	—	20,608,281	—	20,608,281
Energy Equipment & Services	—	8,585,445	—	8,585,445
Food & Staples Retailing	—	28,924,851	—	28,924,851
Food Products	—	64,885,725	—	64,885,725
Gas Utilities	—	9,115,305	—	9,115,305
Health Care Equipment & Supplies	—	11,724,930	—	11,724,930
Health Care Providers & Services	—	7,553,837	—	7,553,837
Health Care Technology	—	400,908	—	400,908
Hotels, Restaurants & Leisure	—	19,349,427	—	19,349,427
Household Durables	—	12,113,161	—	12,113,161
Household Products	—	11,641,107	—	11,641,107
Independent Power and Renewable Electricity Producers	—	1,076,846	—	1,076,846
Industrial Conglomerates	—	25,753,872	—	25,753,872
Information Technology Services	—	7,463,654	—	7,463,654
Insurance	—	89,025,717	—	89,025,717
Internet & Catalog Retail	—	1,418,450	—	1,418,450
Internet Software & Services	—	1,925,106	—	1,925,106
Leisure Products	—	2,799,418	—	2,799,418
Life Sciences Tools & Services	—	1,506,071	—	1,506,071
Machinery	—	42,081,035	—	42,081,035
Marine	—	5,206,365	—	5,206,365
Media	—	25,236,757	—	25,236,757
Metals & Mining	—	59,203,916	—	59,203,916
Multiline Retail	—	5,701,775	—	5,701,775
Multi-Utilities	—	24,882,186	—	24,882,186
Oil, Gas & Consumable Fuels	—	106,114,847	—	106,114,847
Paper & Forest Products	—	1,922,912	—	1,922,912
Personal Products	—	9,595,003	—	9,595,003
Pharmaceuticals	—	160,326,034	—	160,326,034
Professional Services	—	9,703,456	—	9,703,456
Real Estate Investment Trusts (REITs)	—	25,991,734	—	25,991,734
Real Estate Management & Development	—	31,857,448	—	31,857,448
Road & Rail	—	16,597,721	—	16,597,721
Semiconductors & Semiconductor Equipment	—	12,218,252	—	12,218,252
Software	—	14,777,555	—	14,777,555
Specialty Retail	—	16,074,771	—	16,074,771
Technology Hardware, Storage & Peripherals	—	14,994,388	—	14,994,388
Textiles, Apparel & Luxury Goods	—	25,038,704	—	25,038,704
Tobacco	—	24,629,184	—	24,629,184
Trading Companies & Distributors	—	19,401,257	—	19,401,257
Transportation Infrastructure	—	7,400,270	—	7,400,270
Water Utilities	—	2,100,503	—	2,100,503
Wireless Telecommunication Services	—	29,405,109	—	29,405,109

Total Common Stocks	$736,784	$1,660,130,297	$—	$1,660,867,081

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Futures Contracts	$94,038	$—	$—	$94,038
Preferred Stocks	—	9,255,782	—	9,255,782
Repurchase Agreements	—	18,001,527	—	18,001,527
Rights	—	79,913	—	79,913

Total Assets	$830,822	$1,687,467,519	$—	$1,688,298,341

Liabilities:
Futures Contracts	$(225,003)	$—	$—	$(225,003)

Total Liabilities	$(225,003)	$—	$—	$(225,003)

Total	$605,819	$1,687,467,519	$—	$1,688,073,338

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Total
Balance as of 12/31/13	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	(598,393)	(598,393)
Change in Unrealized Appreciation/(Depreciation)	598,393	598,393
Purchases*	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/14	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2014

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$94,038

Total		$94,038

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(225,003)

Total		$(225,003)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Funds 89.8%
NVIT International Index Fund, Class Y(a)	9,429,237	$90,426,387
NVIT Mid Cap Index Fund, Class Y(a)	1,748,720	41,741,955
NVIT S&P 500 Index Fund, Class Y(a)	8,633,293	119,916,437
NVIT Small Cap Index Fund, Class Y(a)	2,972,348	38,016,331

Total Equity Funds (cost $211,350,157)		290,101,110

Fixed Income Funds 10.3%
Nationwide Core Plus Bond Fund, Institutional Class(a)	1,301,513	13,314,476
NVIT Bond Index Fund, Class Y(a)	1,836,836	19,745,989

Total Fixed Income Funds (cost $32,872,067)		33,060,465

Total Mutual Funds (cost $244,222,224)		323,161,575

Total Investments (cost $244,222,224) (b) — 100.1%		323,161,575
Liabilities in excess of other assets — (0.1)%		(183,235)

NET ASSETS — 100.0%		$322,978,340

(a)	Investment in affiliate.
(b)	At September 30, 2014, the tax basis cost of the Fund’s investments was $255,185,738, tax unrealized appreciation and depreciation were $68,007,265 and $(31,428), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Investor Destinations Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Investor Destinations Balanced Fund

Mutual Funds 88.0%

	Shares	Market Value
Equity Funds 49.5%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	2,596,880	$35,005,939
NVIT International Index Fund, Class Y(a)	17,490,461	167,733,518
NVIT Mid Cap Index Fund, Class Y(a)	4,498,368	107,376,053
NVIT S&P 500 Index Fund, Class Y(a)	17,291,519	240,179,206
NVIT Small Cap Index Fund, Class Y(a)	3,676,199	47,018,589

Total Equity Funds (cost $469,977,227)		597,313,305

Fixed Income Funds 38.5%
Nationwide Core Plus Bond Fund, Institutional Class(a)	5,826,764	59,607,800
NVIT Bond Index Fund, Class Y(a)	25,919,957	278,639,541
NVIT Short Term Bond Fund, Class Y(a)	12,017,488	126,904,678

Total Fixed Income Funds (cost $465,079,119)		465,152,019

Total Mutual Funds (cost $935,056,346)		1,062,465,324

Fixed Contract 12.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)(c)	$144,822,212	144,822,212

Total Fixed Contract (cost $144,822,212)		144,822,212

Total Investments (cost $1,079,878,558) (d) — 100.0%		1,207,287,536
Liabilities in excess of other assets — 0.0%†		(569,844)

NET ASSETS — 100.0%		$1,206,717,692

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2014, the tax basis cost of the Fund’s investments was $1,080,265,512, tax unrealized appreciation and depreciation were $127,312,228 and $(290,204), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Investor Destinations Balanced Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$144,822,212	$144,822,212
Mutual Funds	1,062,465,324	—	—	1,062,465,324

Total	$1,062,465,324	$—	$144,822,212	$1,207,287,536

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Investor Destinations Balanced Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/13	$111,085,255	$111,085,255
Interest Income from Affiliates	3,286,138	3,286,138
Purchases	30,450,819	30,450,819
Sales	—	—
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/14	$144,822,212	$144,822,212

Amounts designated as “—” are zero or have been rounded to zero.

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 09/30/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Fixed Contract	$144,822,212	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	The Fund’s investment in the Fixed Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Fixed Contract to any party. If the Fund transferred its interest in the Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Mutual Funds 94.9%

	Shares	Market Value
Equity Funds 69.7%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	2,278,979	$30,720,634
NVIT International Index Fund, Class Y(a)	30,618,903	293,635,282
NVIT Mid Cap Index Fund, Class Y(a)	6,923,427	165,262,209
NVIT S&P 500 Index Fund, Class Y(a)	33,840,311	470,041,913
NVIT Small Cap Index Fund, Class Y(a)	6,839,860	87,481,806

Total Equity Funds (cost $781,601,195)		1,047,141,844

Fixed Income Funds 25.2%
Nationwide Core Plus Bond Fund, Institutional Class(a)	7,378,211	75,479,099
NVIT Bond Index Fund, Class Y(a)	21,146,862	227,328,767
NVIT Short Term Bond Fund, Class Y(a)	7,131,267	75,306,184

Total Fixed Income Funds (cost $379,398,806)		378,114,050

Total Mutual Funds (cost $1,161,000,001)		1,425,255,894

Fixed Contract 5.1%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)(c)	$75,968,881	75,968,881

Total Fixed Contract (cost $75,968,881)		75,968,881

Total Investments (cost $1,236,968,882) (d) — 100.0%		1,501,224,775
Liabilities in excess of other assets — 0.0%†		(716,723)

NET ASSETS — 100.0%		$1,500,508,052

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2014, the tax basis cost of the Fund’s investments was $1,237,134,931, tax unrealized appreciation and depreciation were $265,375,400 and $(1,285,556), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$75,968,881	$75,968,881
Mutual Funds	1,425,255,894	—	—	1,425,255,894

Total	$1,425,255,894	$—	$75,968,881	$1,501,224,775

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/13	$96,607,105	$96,607,105
Interest Income from Affiliates	2,196,780	2,196,780
Purchases	2,621,194	2,621,194
Sales	(25,456,198)	(25,456,198)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/14	$75,968,881	$75,968,881

Amounts designated as “—” are zero or have been rounded to zero.

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 09/30/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Fixed Contract	$75,968,881	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	The Fund’s investment in the Fixed Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Fixed Contract to any party. If the Fund transferred its interest in the Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Investor Destinations Conservative Fund

Mutual Funds 78.0%

	Shares	Market Value
Equity Funds 19.9%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	1,714,859	$23,116,302
NVIT International Index Fund, Class Y(a)	4,025,477	38,604,329
NVIT Mid Cap Index Fund, Class Y(a)	968,425	23,116,303
NVIT S&P 500 Index Fund, Class Y(a)	4,451,862	61,836,368
NVIT Small Cap Index Fund, Class Y(a)	596,425	7,628,276

Total Equity Funds (cost $126,098,979)		154,301,578

Fixed Income Funds 56.1%
Nationwide Core Plus Bond Fund, Institutional Class(a)	3,044,439	31,144,609
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	4,883,914	46,348,342
NVIT Bond Index Fund, Class Y(a)	21,622,439	232,441,215
NVIT Short Term Bond Fund, Class Y(a)	11,747,495	124,053,549

Total Fixed Income Funds (cost $434,960,770)		433,987,715

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	15,571,989	15,571,989

Total Money Market Fund (cost $15,571,989)		15,571,989

Total Mutual Funds (cost $576,631,738)		603,861,282

Fixed Contract 22.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(c)(d)	$170,612,708	170,612,708

Total Fixed Contract (cost $170,612,708)		170,612,708

Total Investments (cost $747,244,446) (e) — 100.0%		774,473,990
Liabilities in excess of other assets — 0.0%†		(378,860)

NET ASSETS — 100.0%		$774,095,130

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2014.
(c)	Fair valued security.
(d)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(e)	At September 30, 2014, the tax basis cost of the Fund’s investments was $747,365,885, tax unrealized appreciation and depreciation were $28,780,644 and $(1,672,539), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Investor Destinations Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$170,612,708	$170,612,708
Mutual Funds	603,861,282	—	—	603,861,282

Total	$603,861,282	$—	$170,612,708	$774,473,990

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Investor Destinations Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/13	$169,193,311	$169,193,311
Interest Income from Affiliates	4,427,539	4,427,539
Purchases	2,962,127	2,962,127
Sales	(5,970,269)	(5,970,269)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/14	$170,612,708	$170,612,708

Amounts designated as “—” are zero or have been rounded to zero.

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 09/30/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Fixed Contract	$170,612,708	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	The Fund’s investment in the Fixed Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Fixed Contract to any party. If the Fund transferred its interest in the Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

Mutual Funds 94.7%

	Shares	Market Value
Equity Funds 56.9%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	572,948	$7,723,342
NVIT International Index Fund, Class Y(a)	6,099,092	58,490,290
NVIT Mid Cap Index Fund, Class Y(a)	1,602,369	38,248,542
NVIT S&P 500 Index Fund, Class Y(a)	7,690,023	106,814,414
NVIT Small Cap Index Fund, Class Y(a)	1,453,418	18,589,211

Total Equity Funds (cost $226,562,384)		229,865,799

Fixed Income Funds 37.8%
Nationwide Core Plus Bond Fund, Institutional Class(a)	1,866,774	19,097,097
NVIT Bond Index Fund, Class Y(a)	6,780,697	72,892,495
NVIT Short Term Bond Fund, Class Y(a)	5,766,412	60,893,309

Total Fixed Income Funds (cost $151,955,306)		152,882,901

Total Mutual Funds (cost $378,517,690)		382,748,700

Total Investments (cost $378,517,690) (b) — 94.7%		382,748,700
Other assets in excess of liabilities — 5.3%		21,476,843

NET ASSETS — 100.0%		$404,225,543

(a)	Investment in affiliate.
(b)	At September 30, 2014, the tax basis cost of the Fund’s investments was $378,604,983, tax unrealized appreciation and depreciation were $7,874,561 and $(3,730,844), respectively.

At September 30, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
221	E-Mini S&P 500	12/19/14	$21,718,775	$(255,120)
125	Mini MSCI EAFE	12/19/14	11,498,125	(343,767)
32	Russell 2000 Mini Future	12/19/14	3,509,120	(211,859)
51	S&P MID 400 E-Mini	12/19/14	6,963,540	(324,725)

			$43,689,560	$(1,135,471)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Investor Destinations Managed Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Investor Destinations Managed Growth Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its investment objectives in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2014

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(1,135,471)

Total		$(1,135,471)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

Mutual Funds 94.7%

	Shares	Market Value
Equity Funds 47.4%
Nationwide Ziegler Equity Income
Fund, Institutional Class(a)	461,794	$6,224,981
NVIT International Index Fund, Class Y(a)	2,869,562	27,519,099
NVIT Mid Cap Index Fund, Class Y(a)	774,690	18,491,843
NVIT S&P 500 Index Fund, Class Y(a)	3,059,771	42,500,217
NVIT Small Cap Index Fund, Class Y(a)	624,604	7,988,679

Total Equity Funds (cost $101,625,716)		102,724,819

Fixed Income Funds 47.3%
Nationwide Core Plus Bond Fund,
Institutional Class(a)	1,003,620	10,267,036
NVIT Bond Index Fund, Class Y(a)	4,413,053	47,440,318
NVIT Short Term Bond Fund, Class Y(a)	4,262,821	45,015,390

Total Fixed Income Funds (cost $102,126,591)		102,722,744

Total Mutual Funds (cost $203,752,307)		205,447,563

Total Investments (cost $203,752,307) (b) — 94.7%		205,447,563
Other assets in excess of liabilities — 5.3%		11,548,227

NET ASSETS — 100.0%		$216,995,790

(a)	Investment in affiliate.
(b)	At September 30, 2014, the tax basis cost of the Fund’s investments was $203,837,800, tax unrealized appreciation and depreciation were $3,211,920 and $(1,602,157), respectively.

At September 30, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
105	Mini MSCI EAFE	12/19/14	$9,658,425	$(281,650)
28	Russell 2000 Mini Future	12/19/14	3,070,480	(181,163)
195	S&P 500 E-Mini	12/19/14	19,163,625	(225,986)
48	S&P MID 400 E-Mini	12/19/14	6,553,920	(302,496)

			$38,446,450	$(991,295)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its investment objectives in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2014

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(991,295)

Total		$(991,295)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Investor Destinations Moderate Fund

Mutual Funds 91.8%
	Shares	Market Value
Equity Funds 60.2%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	4,952,135	$66,754,786
NVIT International Index Fund, Class Y(a)	51,917,842	497,892,103
NVIT Mid Cap Index Fund, Class Y(a)	13,233,072	315,873,422
NVIT S&P 500 Index Fund, Class Y(a)	61,714,999	857,221,330
NVIT Small Cap Index Fund, Class Y(a)	12,446,961	159,196,629

Total Equity Funds (cost $1,211,624,623)		1,896,938,270

Fixed Income Funds 31.6%
Nationwide Core Plus Bond Fund,
Institutional Class(a)	15,986,123	163,538,033
NVIT Bond Index Fund, Class Y(a)	56,432,846	606,653,091
NVIT Short Term Bond Fund, Class Y(a)	21,440,384	226,410,457

Total Fixed Income Funds (cost $981,370,285)		996,601,581

Total Mutual Funds (cost $2,192,994,908)		2,893,539,851

Fixed Contract 8.2%
	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)(c)	$259,824,862	259,824,862

Total Fixed Contract (cost $259,824,862)		259,824,862

Total Investments (cost $2,452,819,770) (d) — 100.0%		3,153,364,713
Liabilities in excess of other assets — 0.0%†		(1,555,649)

NET ASSETS — 100.0%		$3,151,809,064

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2014, the tax basis cost of the Fund’s investments was $2,487,032,224, tax unrealized appreciation and depreciation were $666,675,514 and $(343,025), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Investor Destinations Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$259,824,862	$259,824,862
Mutual Funds	2,893,539,851	—	—	2,893,539,851

Total	$2,893,539,851	$—	$259,824,862	$3,153,364,713

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Investor Destinations Moderate Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/13	$253,368,657	$253,368,657
Interest Income from Affiliates	6,642,347	6,642,347
Purchases	2,964,595	2,964,595
Sales	(3,150,737)	(3,150,737)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/14	$259,824,862	$259,824,862

Amounts designated as “—” are zero or have been rounded to zero.

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 09/30/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Fixed Contract	$259,824,862	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	The Fund’s investment in the Fixed Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Fixed Contract to any party. If the Fund transferred its interest in the Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Mutual Funds 98.0%

	Shares	Market Value
Equity Funds 79.7%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	1,111,128	$14,978,012
NVIT International Index Fund, Class Y(a)	36,849,936	353,390,883
NVIT Mid Cap Index Fund, Class Y(a)	7,108,707	169,684,832
NVIT S&P 500 Index Fund, Class Y(a)	34,951,932	485,482,335
NVIT Small Cap Index Fund, Class Y(a)	8,725,390	111,597,740

Total Equity Funds (cost $779,767,978)		1,135,133,802

Fixed Income Funds 18.3%
Nationwide Core Plus Bond Fund, Institutional Class(a)	5,693,987	58,249,483
NVIT Bond Index Fund, Class Y(a)	14,682,055	157,832,093
NVIT Short Term Bond Fund, Class Y(a)	4,154,052	43,866,792

Total Fixed Income Funds (cost $258,465,305)		259,948,368

Total Mutual Funds (cost $1,038,233,283)		1,395,082,170

Fixed Contract 2.1%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)(c)	$29,621,134	29,621,134

Total Fixed Contract (cost $29,621,134)		29,621,134

Total Investments (cost $1,067,854,417) (d) — 100.1%		1,424,703,304
Liabilities in excess of other assets — (0.1)%		(729,504)

NET ASSETS — 100.0%		$1,423,973,800

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2014, the tax basis cost of the Fund’s investments was $1,100,414,752, tax unrealized appreciation and depreciation were $324,608,438 and $(319,886), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$29,621,134	$29,621,134
Mutual Funds	1,395,082,170	—	—	1,395,082,170

Total	$1,395,082,170	$—	$29,621,134	$1,424,703,304

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/13	$45,359,106	$45,359,106
Interest Income from Affiliates	944,631	944,631
Purchases	—	—
Sales	(16,682,603)	(16,682,603)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/14	$29,621,134	$29,621,134

Amounts designated as “—” are zero or have been rounded to zero.

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 09/30/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Fixed Contract	$29,621,134	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	The Fund’s investment in the Fixed Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Fixed Contract to any party. If the Fund transferred its interest in the Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Mutual Funds 84.8%

	Shares	Market Value
Equity Funds 39.5%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	2,183,036	$29,427,327
NVIT International Index Fund, Class Y(a)	10,025,833	96,147,738
NVIT Mid Cap Index Fund, Class Y(a)	2,806,064	66,980,745
NVIT S&P 500 Index Fund, Class Y(a)	12,638,109	175,543,339
NVIT Small Cap Index Fund, Class Y(a)	1,488,825	19,042,067

Total Equity Funds (cost $262,109,034)		387,141,216

Fixed Income Funds 45.3%
Nationwide Core Plus Bond Fund, Institutional Class(a)	3,862,690	39,515,316
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	3,095,780	29,378,951
NVIT Bond Index Fund, Class Y(a)	23,862,632	256,523,295
NVIT Short Term Bond Fund, Class Y(a)	11,208,810	118,365,029

Total Fixed Income Funds (cost $438,389,136)		443,782,591

Total Mutual Funds (cost $700,498,170)		830,923,807

Fixed Contract 15.2%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)(c)	$148,547,693	148,547,693

Total Fixed Contract (cost $148,547,693)		148,547,693

Total Investments (cost $849,045,863) (d) — 100.0%		979,471,500
Liabilities in excess of other assets — 0.0%†		(484,790)

NET ASSETS — 100.0%		$978,986,710

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2014, the tax basis cost of the Fund’s investments was $856,480,704, tax unrealized appreciation and depreciation were $123,074,324 and $(83,528), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$148,547,693	$148,547,693
Mutual Funds	830,923,807	—	—	830,923,807

Total	$830,923,807	$—	$148,547,693	$979,471,500

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/13	$134,631,341	$134,631,341
Interest Income from Affiliates	3,663,973	3,663,973
Purchases	10,633,863	10,633,863
Sales	(381,484)	(381,484)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/14	$148,547,693	$148,547,693

Amounts designated as “—” are zero or have been rounded to zero.

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 09/30/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Fixed Contract	$148,547,693	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	The Fund’s investment in the Fixed Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Fixed Contract to any party. If the Fund transferred its interest in the Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Large Cap Growth Fund

Common Stocks 96.9%

	Shares	Market Value
Aerospace & Defense 4.4%
Honeywell International, Inc.	295,830	$27,547,689
Precision Castparts Corp.	89,350	21,165,228
Raytheon Co.	144,590	14,693,236

		63,406,153

Air Freight & Logistics 1.1%
FedEx Corp.	94,680	15,286,086

Auto Components 0.7%
Delphi Automotive PLC	164,000	10,059,760

Beverages 4.1%
Coca-Cola Enterprises, Inc.	422,730	18,752,303
PepsiCo, Inc.	431,320	40,151,579

		58,903,882

Biotechnology 9.1%
Alexion Pharmaceuticals, Inc.*	104,130	17,266,836
Biogen Idec, Inc.*	62,770	20,764,944
Celgene Corp.*	240,540	22,798,381
Gilead Sciences, Inc.*	357,850	38,093,132
Regeneron Pharmaceuticals, Inc.*	33,930	12,232,444
Vertex Pharmaceuticals, Inc.*	169,480	19,034,299

		130,190,036

Capital Markets 2.4%
Ameriprise Financial, Inc.	140,420	17,325,020
BlackRock, Inc.	50,300	16,514,496

		33,839,516

Chemicals 2.9%
Dow Chemical Co. (The)	313,610	16,445,708
Praxair, Inc.	192,040	24,773,160

		41,218,868

Commercial Services & Supplies 1.2%
Tyco International Ltd.	393,580	17,541,861

Communications Equipment 1.1%
Juniper Networks, Inc.	730,040	16,170,386

Construction & Engineering 0.9%
Fluor Corp.	196,990	13,156,962

Construction Materials 1.0%
Martin Marietta Materials, Inc.	107,030	13,800,448

Consumer Finance 2.2%
American Express Co.	225,630	19,751,650
Discover Financial Services	187,180	12,052,520

		31,804,170

Diversified Financial Services 1.0%
Intercontinental Exchange, Inc.	74,540	14,539,027

Energy Equipment & Services 4.0%
Halliburton Co.	359,280	23,177,153
Schlumberger Ltd.	339,220	34,495,282

		57,672,435

Food & Staples Retailing 2.7%
Costco Wholesale Corp.	181,410	22,734,301
CVS Health Corp.	206,080	16,401,907

		39,136,208

Food Products 1.1%
Mondelez International, Inc., Class A	469,870	16,100,096

Health Care Providers & Services 2.5%
McKesson Corp.	111,700	21,744,639
UnitedHealth Group, Inc.	171,380	14,781,525

		36,526,164

Hotels, Restaurants & Leisure 0.8%
Las Vegas Sands Corp.	182,200	11,334,662

Household Products 1.6%
Colgate-Palmolive Co.	343,830	22,424,593

Industrial Conglomerates 1.1%
Danaher Corp.	216,460	16,446,631

Information Technology Services 4.1%
Accenture PLC, Class A	156,560	12,731,459
Cognizant Technology Solutions Corp., Class A*	286,840	12,841,827
Visa, Inc., Class A	153,330	32,716,022

		58,289,308

Internet & Catalog Retail 2.5%
Netflix, Inc.*	31,270	14,108,398
Priceline Group, Inc. (The)*	19,453	22,537,857

		36,646,255

Internet Software & Services 8.0%
Akamai Technologies, Inc.*	117,070	7,000,786
Facebook, Inc., Class A*	427,710	33,806,199
Google, Inc., Class A*	51,220	30,138,360
Google, Inc., Class C*	51,220	29,572,379
LinkedIn Corp., Class A*	67,390	14,002,968

		114,520,692

Life Sciences Tools & Services 1.1%
Illumina, Inc.*	100,280	16,437,898

Machinery 1.2%
Cummins, Inc.	129,100	17,038,618

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Media 4.6%
AMC Networks, Inc., Class A*	98,700	$5,766,054
Comcast Corp., Class A	596,470	32,078,157
Interpublic Group of Cos., Inc. (The)	714,540	13,090,373
Viacom, Inc., Class B	206,630	15,898,112

		66,832,696

Multiline Retail 0.8%
Dollar General Corp.*	185,160	11,315,128

Oil, Gas & Consumable Fuels 1.6%
EOG Resources, Inc.	231,530	22,926,101

Personal Products 0.7%
Estee Lauder Cos., Inc. (The), Class A	139,140	10,396,541

Pharmaceuticals 3.3%
Actavis PLC*	94,481	22,796,375
Bristol-Myers Squibb Co.	237,960	12,178,793
Perrigo Co. PLC	80,600	12,105,314

		47,080,482

Software 7.3%
Adobe Systems, Inc.*	212,670	14,714,637
Intuit, Inc.	260,040	22,792,506
Microsoft Corp.	1,019,830	47,279,319
Salesforce.com, Inc.*	355,980	20,479,529

		105,265,991

Specialty Retail 3.1%
Home Depot, Inc. (The)	331,160	30,380,618
Ulta Salon Cosmetics & Fragrance, Inc.*	115,570	13,656,907

		44,037,525

Technology Hardware, Storage & Peripherals 8.8%
Apple, Inc.	885,980	89,262,485
EMC Corp.	633,470	18,535,332
SanDisk Corp.	190,660	18,675,147

		126,472,964

Textiles, Apparel & Luxury Goods 3.9%
Michael Kors Holdings Ltd.*	132,750	9,477,022
NIKE, Inc., Class B	236,670	21,110,964
PVH Corp.	146,690	17,771,494
Under Armour, Inc., Class A*	118,100	8,160,710

		56,520,190

Total Common Stocks (cost $1,063,083,274)		1,393,338,333

Exchange Traded Fund 1.0%

	Shares	Market Value
Equity 1.0%
iShares Russell 1000 Growth ETF(a)	159,040	14,572,835

Total Exchange Traded Fund (cost $14,749,354)		14,572,835

Repurchase Agreement 0.3%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.00%, dated 09/30/14, due 10/01/14, repurchase price $4,945,246, collateralized by U.S. Government Agency Securities, ranging from 1.50% - 4.50%, maturing 11/20/21 - 08/20/43; total market value $5,044,152.(b)	$4,945,246	4,945,246

Total Repurchase Agreement (cost $4,945,246)		4,945,246

Total Investments (cost $1,082,777,874) (c) — 98.2%		1,412,856,414
Other assets in excess of liabilities — 1.8%		26,076,915

NET ASSETS — 100.0%		$1,438,933,329

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $4,820,563.
(b)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2014 was $4,945,246.
(c)	At September 30, 2014, the tax basis cost of the Fund’s investments was $1,083,207,082, tax unrealized appreciation and depreciation were $337,815,355 and $(8,166,023), respectively.

ETF	Exchange Traded Fund
LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Large Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,393,338,333	$—	$—	$1,393,338,333
Exchange Traded Fund	14,572,835	—	—	14,572,835
Repurchase Agreement	—	4,945,246	—	4,945,246

Total	$1,407,911,168	$4,945,246	—	$1,412,856,414

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

Mutual Fund 95.1%

	Shares	Market Value
Asset Allocation Fund 95.1%
American Funds Asset Allocation Fund	3,191,579	$70,597,733

Total Mutual Fund (cost $70,864,451)		70,597,733

Total Investments (cost $70,864,451) (a) — 95.1%		70,597,733
Other assets in excess of liabilities — 4.9%		3,655,401

NET ASSETS — 100.0%		$74,253,134

(a)	At September 30, 2014, the tax basis cost of the Fund’s investments was $70,864,451, tax unrealized appreciation and depreciation were $0 and $(266,718), respectively.

At September 30, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
8	Mini MSCI EAFE	12/19/14	$735,880	$(24,600)
5	Russell 2000 Mini Future	12/19/14	548,300	(27,933)
82	S&P 500 E-Mini	12/19/14	8,058,550	(84,577)
1	S&P MID 400 E-Mini	12/19/14	136,540	(6,262)

			$9,479,270	$(143,372)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (‘‘futures contracts’’) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund (Continued)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2014

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(143,372)

Total		$(143,372)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

Mutual Fund 94.9%

	Shares	Market Value
Equity Fund 94.9%
American Funds Growth Income Fund	237,020	$12,322,646

Total Mutual Fund (cost $12,337,238)		12,322,646

Total Investments (cost $12,337,238) (a) — 94.9%		12,322,646
Other assets in excess of liabilities — 5.1%		662,065

NET ASSETS — 100.0%		$12,984,711

(a)	At September 30, 2014, the tax basis cost of the Fund’s investments was $12,337,239, tax unrealized appreciation and depreciation were $0 and $(14,593), respectively.

At September 30, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
1	Mini MSCI EAFE	12/19/14	$91,985	$(3,352)
5	S&P 500 E-Mini	12/19/14	491,375	(5,928)

			$583,360	$(9,280)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Managed American Funds Growth-Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Managed American Funds Growth-Income Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (‘‘futures contracts’’) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2014

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(9,280)

Total		$(9,280)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 97.5%

	Shares	Market Value
Aerospace & Defense 1.8%
Alliant Techsystems, Inc.	27,461	$3,505,122
B/E Aerospace, Inc.*	90,538	7,599,760
Esterline Technologies Corp.*	27,467	3,056,253
Exelis, Inc.	161,868	2,677,297
Huntington Ingalls Industries, Inc.	41,752	4,350,976
Triumph Group, Inc.	44,208	2,875,730
Vectrus, Inc.*	8,993	175,627

		24,240,765

Airlines 0.5%
Alaska Air Group, Inc.	115,955	5,048,681
JetBlue Airways Corp.*	210,845	2,239,174

		7,287,855

Auto Components 0.2%
Gentex Corp.	125,724	3,365,632

Automobiles 0.2%
Thor Industries, Inc.	39,886	2,054,129

Banks 4.7%
Associated Banc-Corp.	133,135	2,319,212
BancorpSouth, Inc.	73,535	1,480,995
Bank of Hawaii Corp.	38,068	2,162,643
Cathay General Bancorp	63,734	1,582,515
City National Corp.	41,158	3,114,426
Commerce Bancshares, Inc.	67,752	3,024,788
Cullen/Frost Bankers, Inc.	47,109	3,604,310
East West Bancorp, Inc.	123,295	4,192,030
First Horizon National Corp.	203,947	2,504,469
First Niagara Financial Group, Inc.	304,383	2,535,510
FirstMerit Corp.	142,204	2,502,790
Fulton Financial Corp.	161,337	1,787,614
Hancock Holding Co.	70,416	2,256,833
International Bancshares Corp.	50,066	1,234,878
PacWest Bancorp	81,399	3,356,081
Prosperity Bancshares, Inc.	51,583	2,949,000
Signature Bank*	43,263	4,848,052
SVB Financial Group*	43,622	4,889,590
Synovus Financial Corp.	119,566	2,826,540
TCF Financial Corp.	143,492	2,228,431
Trustmark Corp.	58,017	1,336,422
Umpqua Holdings Corp.	160,669	2,646,218
Valley National Bancorp(a)	163,818	1,587,396
Webster Financial Corp.	77,631	2,262,167

		63,232,910

Biotechnology 0.7%
Cubist Pharmaceuticals, Inc.*	65,120	4,320,061
United Therapeutics Corp.*	40,644	5,228,850

		9,548,911

Building Products 0.9%
A.O. Smith Corp.	64,981	3,072,301
Fortune Brands Home & Security, Inc.	136,234	5,600,580
Lennox International, Inc.	38,417	2,953,115

		11,625,996

Capital Markets 1.6%
Eaton Vance Corp.	102,075	3,851,290
Federated Investors, Inc., Class B(a)	82,094	2,410,280
Janus Capital Group, Inc.	127,674	1,856,380
Raymond James Financial, Inc.	108,107	5,792,373
SEI Investments Co.	112,495	4,067,819
Waddell & Reed Financial, Inc., Class A	72,609	3,753,159

		21,731,301

Chemicals 3.1%
Albemarle Corp.	67,262	3,961,732
Ashland, Inc.	61,637	6,416,412
Cabot Corp.	55,535	2,819,512
Cytec Industries, Inc.	61,236	2,895,850
Minerals Technologies, Inc.	29,678	1,831,429
NewMarket Corp.	9,241	3,521,006
Olin Corp.	67,645	1,708,036
PolyOne Corp.	79,374	2,824,127
Rayonier Advanced Materials, Inc.(a)	36,667	1,206,711
RPM International, Inc.	114,796	5,255,361
Scotts Miracle-Gro Co. (The), Class A	38,431	2,113,705
Sensient Technologies Corp.	41,453	2,170,064
Valspar Corp. (The)	65,534	5,176,531

		41,900,476

Commercial Services & Supplies 1.7%
Civeo Corp.	91,763	1,065,368
Clean Harbors, Inc.*	47,456	2,558,827
Copart, Inc.*	97,551	3,054,810
Deluxe Corp.	42,828	2,362,392
Herman Miller, Inc.	51,101	1,525,365
HNI Corp.	38,796	1,396,268
MSA Safety, Inc.	27,012	1,334,393
Rollins, Inc.	55,163	1,615,173
RR Donnelley & Sons Co.	171,819	2,828,141
Waste Connections, Inc.	106,720	5,178,054

		22,918,791

Communications Equipment 1.1%
ADTRAN, Inc.	47,029	965,506
ARRIS Group, Inc.*	113,264	3,211,601
Ciena Corp.*	91,663	1,532,605
InterDigital, Inc.	34,799	1,385,696
JDS Uniphase Corp.*	197,752	2,531,226
Plantronics, Inc.	36,853	1,760,836
Polycom, Inc.*	117,604	1,444,765

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Communications Equipment (continued)
Riverbed Technology, Inc.*	137,354	$2,547,230

		15,379,465

Construction & Engineering 0.7%
AECOM Technology Corp.*	85,547	2,887,211
Granite Construction, Inc.	30,910	983,247
KBR, Inc.	124,850	2,350,926
URS Corp.	59,440	3,424,338

		9,645,722

Construction Materials 0.3%
Eagle Materials, Inc.	43,166	4,395,594

Consumer Finance 0.2%
SLM Corp.	363,697	3,113,246

Containers & Packaging 1.6%
AptarGroup, Inc.	56,047	3,402,053
Greif, Inc., Class A	29,158	1,277,412
Packaging Corp. of America	84,595	5,398,853
Rock-Tenn Co., Class A	123,099	5,857,051
Silgan Holdings, Inc.	37,633	1,768,751
Sonoco Products Co.	87,484	3,437,246

		21,141,366

Distributors 0.5%
LKQ Corp.*	259,536	6,901,062

Diversified Consumer Services 0.9%
Apollo Education Group, Inc., Class A*	83,940	2,111,091
DeVry Education Group, Inc.	49,309	2,110,918
Graham Holdings Co., Class B	3,787	2,649,348
Service Corp. International	181,543	3,837,819
Sotheby’s	52,785	1,885,480

		12,594,656

Diversified Financial Services 0.6%
CBOE Holdings, Inc.	73,253	3,920,867
MSCI, Inc.*	100,205	4,711,639

		8,632,506

Diversified Telecommunication Services 0.4%
tw telecom, Inc.*	118,717	$4,939,814

Electric Utilities 1.6%
Cleco Corp.	51,920	2,499,948
Great Plains Energy, Inc.	132,500	3,202,525
Hawaiian Electric Industries, Inc.(a)	88,206	2,341,869
IDACORP, Inc.	43,232	2,317,668
OGE Energy Corp.	171,299	6,356,906
PNM Resources, Inc.	68,513	1,706,659
Westar Energy, Inc.	111,519	3,805,028

		22,230,603

Electrical Equipment 0.9%
Acuity Brands, Inc.	37,159	4,373,986
Hubbell, Inc., Class B	46,762	5,636,224
Regal-Beloit Corp.	38,857	2,496,562

		12,506,772

Electronic Equipment, Instruments & Components 3.0%
Arrow Electronics, Inc.*	84,969	4,703,034
Avnet, Inc.	118,880	4,933,520
Belden, Inc.	37,174	2,379,880
Cognex Corp.*	74,590	3,003,739
FEI Co.	36,083	2,721,380
Ingram Micro, Inc., Class A*	133,804	3,453,481
Itron, Inc.*	33,762	1,327,184
Knowles Corp.* (a)	73,138	1,938,157
National Instruments Corp.	86,462	2,674,270
Tech Data Corp.*	32,897	1,936,317
Trimble Navigation Ltd.*	223,473	6,815,927
Vishay Intertechnology, Inc.	116,680	1,667,357
Zebra Technologies Corp., Class A*	43,659	3,098,479

		40,652,725

Energy Equipment & Services 2.8%
Atwood Oceanics, Inc.*	51,460	2,248,287
CARBO Ceramics, Inc.(a)	16,966	1,004,896
Dresser-Rand Group, Inc.*	65,879	5,419,207
Dril-Quip, Inc.*	34,368	3,072,499
Helix Energy Solutions Group, Inc.*	84,418	1,862,261
Oceaneering International, Inc.	92,868	6,052,208
Oil States International, Inc.*	46,507	2,878,783
Patterson-UTI Energy, Inc.	125,658	4,087,655
Rowan Cos. PLC, Class A	107,068	2,709,891
Superior Energy Services, Inc.	132,977	4,370,954
Tidewater, Inc.	42,765	1,669,118
Unit Corp.*	39,658	2,325,942

		37,701,701

Food & Staples Retailing 0.3%
SUPERVALU, Inc.*	177,205	1,584,213
United Natural Foods, Inc.*	42,699	2,624,280

		4,208,493

Food Products 1.6%
Dean Foods Co.(a)	80,677	1,068,970
Flowers Foods, Inc.	158,575	2,911,437
Hain Celestial Group, Inc. (The)*	43,299	4,431,653
Ingredion, Inc.	64,130	4,860,413
Lancaster Colony Corp.	16,698	1,424,005
Post Holdings, Inc.*	38,561	1,279,454
Tootsie Roll Industries, Inc.(a)	17,217	481,904
WhiteWave Foods Co. (The)*	149,710	5,438,964

		21,896,800

Gas Utilities 1.5%
Atmos Energy Corp.	86,289	4,115,985
National Fuel Gas Co.	72,326	5,062,097
ONE Gas, Inc.	44,729	1,531,968
Questar Corp.	150,726	3,359,683
UGI Corp.	148,223	5,052,922
WGL Holdings, Inc.	44,674	1,881,669

		21,004,324

Health Care Equipment & Supplies 2.9%
Align Technology, Inc.*	62,528	3,231,447

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Cooper Cos., Inc. (The)	41,514	$6,465,805
Hill-Rom Holdings, Inc.	49,352	2,044,653
Hologic, Inc.*	207,743	5,054,387
IDEXX Laboratories, Inc.*	43,217	5,092,259
ResMed, Inc.(a)	120,518	5,937,922
Sirona Dental Systems, Inc.*	47,594	3,649,508
STERIS Corp.	51,028	2,753,471
Teleflex, Inc.	35,596	3,739,004
Thoratec Corp.*	48,387	1,293,385

		39,261,841

Health Care Providers & Services 3.0%
Centene Corp.*	50,376	4,166,599
Community Health Systems, Inc.*	99,104	5,429,908
Health Net, Inc.*	69,036	3,183,250
Henry Schein, Inc.*	72,938	8,495,089
LifePoint Hospitals, Inc.*	38,820	2,685,956
MEDNAX, Inc.*	86,193	4,725,100
Omnicare, Inc.	84,121	5,237,373
Owens & Minor, Inc.(a)	54,245	1,775,981
VCA, Inc.*	74,117	2,915,022
WellCare Health Plans, Inc.*	37,300	2,250,682

		40,864,960

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	145,657	1,953,989
HMS Holdings Corp.*	75,463	1,422,477

		3,376,466

Hotels, Restaurants & Leisure 1.7%
Bally Technologies, Inc.*	32,942	2,658,419
Brinker International, Inc.	55,569	2,822,350
Cheesecake Factory, Inc. (The)	39,628	1,803,074
Domino’s Pizza, Inc.	47,385	3,646,750
International Game Technology	212,569	3,586,039
International Speedway Corp., Class A	24,060	761,258
Life Time Fitness, Inc.*(a)	30,924	1,559,807
Panera Bread Co., Class A*	22,104	3,596,763
Wendy’s Co. (The)	236,624	1,954,514

		22,388,974

Household Durables 1.6%
Jarden Corp.*	102,526	6,162,838
KB Home(a)	78,276	1,169,443
M.D.C. Holdings, Inc.	33,619	851,233
NVR, Inc.*	3,427	3,872,579
Tempur Sealy International, Inc.*	52,376	2,941,960
Toll Brothers, Inc.*	139,211	4,337,815
Tupperware Brands Corp.	43,332	2,991,641

		22,327,509

Household Products 1.1%
Church & Dwight Co., Inc.	114,905	8,061,735
Energizer Holdings, Inc.	53,104	6,542,944

		14,604,679

Industrial Conglomerates 0.3%
Carlisle Cos., Inc.	55,137	4,431,912

Information Technology Services 2.7%
Acxiom Corp.*	66,378	1,098,556
Broadridge Financial Solutions, Inc.	102,761	4,277,940
Convergys Corp.	86,967	1,549,752
CoreLogic, Inc.*	78,424	2,122,938
DST Systems, Inc.	26,302	2,207,264
Gartner, Inc.*	76,426	5,615,018
Global Payments, Inc.	58,631	4,097,134
Jack Henry & Associates, Inc.	70,908	3,946,739
Leidos Holdings, Inc.	53,465	1,835,454
NeuStar, Inc., Class A*(a)	48,222	1,197,352
Science Applications International Corp.	34,716	1,535,489
VeriFone Systems, Inc.*	97,219	3,342,389
WEX, Inc.*	33,328	3,676,745

		36,502,770

Insurance 4.8%
Alleghany Corp.*	14,078	5,886,716
American Financial Group, Inc.	64,442	3,730,547
Arthur J. Gallagher & Co.	136,710	6,201,166
Aspen Insurance Holdings Ltd.	56,300	2,407,951
Brown & Brown, Inc.	101,923	3,276,824
Everest Re Group Ltd.	39,092	6,333,295
First American Financial Corp.	92,108	2,497,969
Hanover Insurance Group, Inc. (The)	37,891	2,327,265
HCC Insurance Holdings, Inc.	85,987	4,152,312
Kemper Corp.	43,017	1,469,031
Mercury General Corp.	30,919	1,509,156
Old Republic International Corp.	208,597	2,978,765
Primerica, Inc.	46,699	2,251,826
Protective Life Corp.	67,809	4,706,623
Reinsurance Group of America, Inc.	58,919	4,721,179
RenaissanceRe Holdings Ltd.	34,845	3,484,152
StanCorp Financial Group, Inc.	37,615	2,376,516
W.R. Berkley Corp.	87,708	4,192,442

		64,503,735

Internet & Catalog Retail 0.1%
HSN, Inc.	27,885	1,711,302

Internet Software & Services 1.3%
AOL, Inc.*	67,630	3,039,968
Conversant, Inc.*	51,782	1,773,534
Equinix, Inc.*	45,735	9,717,773
Rackspace Hosting, Inc.*	102,071	3,322,411

		17,853,686

Leisure Products 0.8%
Brunswick Corp.	79,878	3,366,059
Polaris Industries, Inc.	52,169	7,814,394

		11,180,453

Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc., Class A*	17,629	1,999,129
Charles River Laboratories International, Inc.*	40,127	2,397,187
Covance, Inc.*	48,601	3,824,899

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Life Sciences Tools & Services (continued)
Mettler-Toledo International, Inc.*	24,835	$6,360,988
Techne Corp.	31,825	2,977,229

		17,559,432

Machinery 5.1%
AGCO Corp.	73,377	3,335,718
CLARCOR, Inc.	43,391	2,737,104
Crane Co.	42,608	2,693,252
Donaldson Co., Inc.	114,316	4,644,659
Graco, Inc.	51,652	3,769,563
Harsco Corp.	69,510	1,488,209
IDEX Corp.	68,832	4,981,372
ITT Corp.	78,766	3,539,744
Kennametal, Inc.	67,662	2,795,117
Lincoln Electric Holdings, Inc.	68,315	4,722,958
Nordson Corp.	50,446	3,837,427
Oshkosh Corp.	73,105	3,227,586
SPX Corp.	36,590	3,436,899
Terex Corp.(b)	94,766	3,010,716
Timken Co. (The)	65,573	2,779,639
Trinity Industries, Inc.	134,181	6,268,936
Valmont Industries, Inc.(a)	22,519	3,038,489
Wabtec Corp.	82,808	6,710,760
Woodward, Inc.	50,108	2,386,143

		69,404,291

Marine 0.4%
Kirby Corp.*	49,061	5,781,839

Media 1.6%
AMC Networks, Inc., Class A*	50,830	2,969,489
Cinemark Holdings, Inc.	89,538	3,047,873
DreamWorks Animation SKG, Inc., Class A*(a)	61,912	1,688,340
John Wiley & Sons, Inc., Class A	40,351	2,264,095
Lamar Advertising Co., Class A	68,822	3,389,483
Live Nation Entertainment, Inc.*	124,150	2,982,083
Meredith Corp.	31,354	1,341,951
New York Times Co. (The), Class A	112,494	1,262,183
Time, Inc.*	93,653	2,194,290

		21,139,787

Metals & Mining 2.1%
Carpenter Technology Corp.	45,755	2,065,838
Cliffs Natural Resources, Inc.	131,751	1,367,575
Commercial Metals Co.	101,347	1,729,993
Compass Minerals International, Inc.	28,866	2,432,827
Reliance Steel & Aluminum Co.	67,040	4,585,536
Royal Gold, Inc.	56,009	3,637,225
Steel Dynamics, Inc.	206,397	4,666,636
TimkenSteel Corp.	32,824	1,525,988
United States Steel Corp.	124,783	4,887,750
Worthington Industries, Inc.	43,689	1,626,105

		28,525,473

Multiline Retail 0.3%
Big Lots, Inc.	48,204	2,075,182
J.C. Penney Co., Inc.*(a)	259,578	2,606,163

		4,681,345

Multi-Utilities 1.1%
Alliant Energy Corp.	95,386	5,285,338
Black Hills Corp.	38,396	1,838,401
MDU Resources Group, Inc.	166,764	4,637,707
Vectren Corp.	70,950	2,830,905

		14,592,351

Oil, Gas & Consumable Fuels 2.4%
Energen Corp.	62,936	4,546,497
Gulfport Energy Corp.*	73,518	3,925,861
HollyFrontier Corp.	170,712	7,456,700
Peabody Energy Corp.(a)	233,438	2,889,963
Rosetta Resources, Inc.*	52,874	2,356,065
SM Energy Co.	57,929	4,518,462
World Fuel Services Corp.	62,162	2,481,507
WPX Energy, Inc.*	174,485	4,198,109

		32,373,164

Paper & Forest Products 0.3%
Domtar Corp.	55,905	1,963,943
Louisiana-Pacific Corp.*	121,633	1,652,992

		3,616,935

Pharmaceuticals 1.3%
Endo International PLC*	131,949	9,017,395
Salix Pharmaceuticals Ltd.*	54,759	8,555,546

		17,572,941

Professional Services 1.0%
Corporate Executive Board Co. (The)	29,014	1,742,871
FTI Consulting, Inc.*	35,146	1,228,704
Manpowergroup, Inc.	68,548	4,805,215
Towers Watson & Co., Class A	60,372	6,007,014

		13,783,804

Real Estate Investment Trusts (REITs) 8.7%
Alexandria Real Estate Equities, Inc.	61,694	4,549,933
American Campus Communities, Inc.	90,233	3,288,993
BioMed Realty Trust, Inc.	167,805	3,389,661
Camden Property Trust	73,573	5,041,958
Corporate Office Properties Trust	75,410	1,939,545
Corrections Corp. of America	100,118	3,440,054
Duke Realty Corp.	293,343	5,039,633
Equity One, Inc.	66,043	1,428,510
Extra Space Storage, Inc.	94,770	4,887,289

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Federal Realty Investment Trust	58,224	$6,897,215
Highwoods Properties, Inc.	77,705	3,022,725
Home Properties, Inc.	49,130	2,861,331
Hospitality Properties Trust	128,777	3,457,662
Kilroy Realty Corp.	71,523	4,251,327
LaSalle Hotel Properties	89,512	3,064,891
Liberty Property Trust	127,346	4,235,528
Mack-Cali Realty Corp.	71,910	1,374,200
Mid-America Apartment Communities, Inc.	64,657	4,244,732
National Retail Properties, Inc.	107,553	3,718,107
Omega Healthcare Investors, Inc.	109,412	3,740,796
Potlatch Corp.	34,918	1,404,053
Rayonier, Inc.	108,816	3,388,530
Realty Income Corp.	191,406	7,807,451
Regency Centers Corp.	79,415	4,274,909
Senior Housing Properties Trust	175,174	3,664,640
SL Green Realty Corp.	80,988	8,205,704
Taubman Centers, Inc.	54,433	3,973,609
UDR, Inc.	216,415	5,897,309
Washington Prime Group, Inc.	133,446	2,332,636
Weingarten Realty Investors	96,715	3,046,523

		117,869,454

Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	38,996	1,402,686
Jones Lang LaSalle, Inc.	38,532	4,868,133

		6,270,819

Road & Rail 1.5%
Con-way, Inc.	49,462	2,349,445
Genesee & Wyoming, Inc., Class A*	43,934	4,187,350
J.B. Hunt Transport Services, Inc.	79,165	5,862,168
Landstar System, Inc.	38,450	2,775,705
Old Dominion Freight Line, Inc.*	58,519	4,133,782
Werner Enterprises, Inc.	38,300	965,160

		20,273,610

Semiconductors & Semiconductor Equipment 3.0%
Advanced Micro Devices, Inc.*(a)	534,727	1,823,419
Atmel Corp.*	359,993	2,908,744
Cree, Inc.*(a)	103,197	4,225,917
Cypress Semiconductor Corp.*(a)	126,047	1,244,714
Fairchild Semiconductor International, Inc.*	103,271	1,603,799
Integrated Device Technology, Inc.*	127,976	2,041,217
International Rectifier Corp.*	61,520	2,414,045
Intersil Corp., Class A	111,402	1,583,023
RF Micro Devices, Inc.*	247,345	2,854,361
Semtech Corp.*	57,940	1,573,071
Silicon Laboratories, Inc.*	34,738	1,411,752
Skyworks Solutions, Inc.	162,948	9,459,131
SunEdison, Inc.*	215,021	4,059,597
Teradyne, Inc.	176,003	3,412,698

		40,615,488

Software 4.6%
ACI Worldwide, Inc.*	98,122	1,840,769
Advent Software, Inc.	38,148	1,203,951
ANSYS, Inc.*	79,121	5,987,086
Cadence Design Systems, Inc.*	249,395	4,292,088
CDK Global, Inc.*	137,490	4,205,819
CommVault Systems, Inc.*	36,619	1,845,598
Compuware Corp.	189,339	2,008,887
Concur Technologies, Inc.*(a)	41,197	5,224,604
FactSet Research Systems, Inc.(a)	33,659	4,090,578
Fair Isaac Corp.	27,638	1,522,854
Fortinet, Inc.*	118,302	2,988,900
Informatica Corp.*	94,595	3,238,933
Mentor Graphics Corp.	83,110	1,703,339
PTC, Inc.*	100,848	3,721,291
Rovi Corp.*	81,482	1,608,862
SolarWinds, Inc.*	56,410	2,372,040
Solera Holdings, Inc.	58,998	3,325,127
Synopsys, Inc.*	133,984	5,318,495
TIBCO Software, Inc.*	131,079	3,097,397
Ultimate Software Group, Inc. (The)*	24,302	3,438,976

		63,035,594

Specialty Retail 4.0%
Aaron’s, Inc.	55,327	1,345,553
Abercrombie & Fitch Co., Class A(b)	61,353	2,229,568
Advance Auto Parts, Inc.	62,743	8,175,413
American Eagle Outfitters, Inc.(a)	150,502	2,185,289
Ann, Inc.*	39,326	1,617,478
Ascena Retail Group, Inc.*	112,627	1,497,939
Cabela’s, Inc.*(a)	40,945	2,411,660
Chico’s FAS, Inc.	131,413	1,940,970
CST Brands, Inc.	65,036	2,338,044
Dick’s Sporting Goods, Inc.	85,487	3,751,170
Foot Locker, Inc.	123,548	6,875,446
Guess?, Inc.	54,985	1,208,020
Murphy USA, Inc.*	36,950	1,960,567
Office Depot, Inc.*	416,392	2,140,255
Rent-A-Center, Inc.	45,470	1,380,015
Signet Jewelers Ltd.	68,968	7,856,145
Williams-Sonoma, Inc.	75,259	5,009,992

		53,923,524

Technology Hardware, Storage & Peripherals 1.0%
3D Systems Corp.*(a)	88,845	4,119,743

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Technology Hardware, Storage & Peripherals (continued)
Diebold, Inc.	55,568	$1,962,662
Lexmark International, Inc., Class A	53,548	2,275,790
NCR Corp.*	144,454	4,826,208

		13,184,403

Textiles, Apparel & Luxury Goods 1.4%
Carter’s, Inc.	45,686	3,541,579
Deckers Outdoor Corp.*	29,780	2,894,021
Hanesbrands, Inc.	85,660	9,203,310
Kate Spade & Co.*	109,122	2,862,270

		18,501,180

Thrifts & Mortgage Finance 0.6%
Astoria Financial Corp.	75,389	934,070
New York Community Bancorp, Inc.(a)	380,596	6,040,058
Washington Federal, Inc.	85,550	1,741,798

		8,715,926

Tobacco 0.1%
Universal Corp.(a)	19,785	878,256

Trading Companies & Distributors 0.8%
GATX Corp.	38,514	2,248,062
MSC Industrial Direct Co., Inc., Class A	44,010	3,761,095
NOW, Inc.* (a)	92,065	2,799,697
Watsco, Inc.	23,453	2,021,179

		10,830,033

Water Utilities 0.3%
Aqua America, Inc.	152,357	3,584,960

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	85,113	2,039,307

Total Common Stocks (cost $938,535,969)		1,322,613,818

Repurchase Agreements 3.8%

	Principal Amount	Market Value
Barclays Capital, Inc., 0.01%, dated 09/30/14, due 10/07/14, repurchase price $15,000,029, collateralized by U.S. Government Treasury Securities, 2.00%, maturing 02/28/21; total market value $15,300,002.(c)	$15,000,000	15,000,000
BNP Paribas Securities Corp., 0.00%, dated 09/30/14, due 10/01/14, repurchase price $15,800,000, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 7.25%, maturing 10/10/14 - 07/15/37; total market value $16,116,028.(c)	15,800,000	15,800,000
Credit Suisse (USA) LLC, 0.00%, dated 09/30/14, due 10/01/14, repurchase price $20,161,732, collateralized by U.S. Government Agency Securities, ranging from 1.50% - 4.50%, maturing 11/20/21 - 08/20/43; total market value $20,564,972.(c)	20,161,732	20,161,732

Total Repurchase Agreements (cost $50,961,732)		50,961,732

Total Investments (cost $989,497,701) (d) — 101.3%		1,373,575,550
Liabilities in excess of other assets — (1.3%)		(17,473,945)

NET ASSETS — 100.0%		$1,356,101,605

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $49,312,968.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2014 was $50,961,732.
(d)	At September 30, 2014, the tax basis cost of the Fund’s investments was $1,010,296,880, tax unrealized appreciation and depreciation were $401,618,367 and $(38,339,697), respectively.

LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

At September 30, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
210	S&P MID 400 E-Mini	12/19/14	$28,673,400	$(1,065,028)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,322,613,818	$—	$—	$1,322,613,818
Repurchase Agreements	—	50,961,732	—	50,961,732

Total Assets	$1,322,613,818	$50,961,732	$—	$1,373,575,550

Liabilities:
Futures Contracts	(1,065,028)	—	—	(1,065,028)

Total Liabilities	$(1,065,028)	$—	$—	$(1,065,028)

Total	$1,321,548,790	$50,961,732	$—	$1,372,510,522

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2014

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(1,065,028)

Total		$(1,065,028)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Money Market Fund

Asset-Backed Securities 1.0%
	Principal Amount	Market Value
Finance-Automotive 0.5%
Enterprise Fleet Financing LLC, Series 2014-2, Class A1, 0.25%, 08/20/15(a)	$5,778,364	$5,778,364
TCF Auto Receivables Owner Trust, Series 2014-1A, Class A1, 0.26%, 07/15/15(a)	2,789,010	2,789,010
Westlake Automobile Receivables Trust, Series 2014-1, Class A1, 0.35%, 06/15/15(a)	1,609,392	1,609,392

		10,176,766

Finance-Equipment 0.5%
Ascentium Equipment Receivables LLC, Series 2014-1, Class A1, 0.45%, 03/10/15(a)	1,607,261	1,607,261
Great America Leasing Receivables, Series 2014-1, Class A1, 0.25%, 03/15/15(a)	4,374,239	4,374,239
Macquarie Equipment Funding Trust, Series 2014-A, Class A1, 0.26%, 09/21/15(a)	4,568,063	4,568,063

		10,549,563

Total Asset-Backed Securities (cost $20,726,329)		20,726,329

Certificates of Deposit 10.6%
	Principal Amount	Market Value
Banking 10.6%
Bank of Montreal, 0.33%, 07/10/15(b)	12,000,000	12,000,000
Bank of Nova Scotia, Toronto, 0.25%, 03/03/15	20,000,000	20,000,000
BNP Paribas SA 0.23%, 10/07/14	21,000,000	21,000,000
0.23%, 11/19/14	35,000,000	35,000,000
0.24%, 12/03/14	40,000,000	40,000,000
Royal Bank of Canada, Montreal 0.32%, 07/03/14(b)	24,500,000	24,500,000
0.23%, 02/12/15(b)	20,000,000	20,000,000
Sumitomo Mitsui Banking Corp., 0.23%, 10/02/14	17,000,000	17,000,000
Toronto-Dominion Bank 0.30%, 01/27/15	10,000,000	10,000,000
0.25%, 09/04/15(b)	10,000,000	10,000,000

		209,500,000

Total Certificates of Deposit (cost $209,500,000)		209,500,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Money Market Fund (Continued)

Commercial Paper 57.2%
	Principal Amount	Market Value
Banking 4.4%
Bedford Row Funding Corp. 0.30%, 06/01/15(a)	$20,000,000	$19,959,500
0.26%, 09/18/15(a)(b)	20,000,000	20,000,000
ING (U.S.) Funding LLC, 0.21%, 10/10/14	4,000,000	3,999,790
LMA-Americas LLC 0.23%, 12/10/14(a)	2,200,000	2,199,016
0.23%, 01/05/15(a)	20,000,000	19,987,734
Manhattan Asset Funding Co. LLC, 0.18%, 11/12/14(a)	15,000,000	14,996,850
Nationwide Building Society, 0.12%, 10/14/14(a)	500,000	499,978
PNC Bank, N.A. 0.31%, 01/13/15	2,000,000	2,000,000
0.31%, 01/16/15	3,000,000	3,000,000

		86,642,868

Chemicals 0.7%
EI du Pont de Nemours & Co., 0.07%, 10/16/14(a)	14,400,000	14,399,580

Consumer Products 2.3%
Unilever N.V. 0.22%, 10/14/14	10,000,000	9,999,206
0.17%, 12/19/14	35,000,000	34,986,948

		44,986,154

Electric Power 2.1%
Electricite de France SA 0.19%, 10/03/14(a)	10,850,000	10,849,885
0.17%, 11/10/14(a)	15,000,000	14,997,167
0.12%, 12/22/14(a)	16,000,000	15,995,627
0.18%, 01/02/15(a)	1,000,000	999,535

		42,842,214

Finance-Automotive 1.8%
Toyota Motor Credit Corp. 0.20%, 11/20/14(b)	20,000,000	20,000,000
0.16%, 12/08/14	15,000,000	14,995,467

		34,995,467

Finance-Commercial 18.1%
Alpine Securitization Corp., 0.23%, 11/06/14(a)	25,000,000	24,994,250
Atlantic Asset Securitization LLC 0.23%, 10/14/14(a)	10,000,000	9,999,169
0.22%, 10/15/14(a)	41,000,000	40,996,492
0.22%, 11/10/14(a)	5,000,000	4,998,778
Ciesco LLC 0.22%, 11/03/14(a)	6,000,000	5,998,790
0.21%, 11/04/14(a)	42,000,000	41,991,670
0.17%, 12/03/14(a)	16,000,000	15,995,240
0.24%, 02/04/15(a)	16,000,000	15,986,560
Fairway Finance Co. LLC 0.19%, 11/21/14(a)(b)	29,000,000	29,000,000
0.20%, 02/02/15(a)	10,041,000	10,034,083
0.20%, 02/04/15(b)	21,000,000	21,000,000
0.19%, 03/24/15(a)(b)	30,000,000	30,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Money Market Fund (Continued)

Commercial Paper (continued)
	Principal Amount	Market Value

Finance-Commercial (continued)
General Electric Capital Corp. 0.16%, 10/06/14	$20,000,000	$19,999,556
0.16%, 12/02/14	25,000,000	24,993,111
0.18%, 12/08/14	15,000,000	14,994,900
Sheffield Receivables Corp. 0.15%, 10/07/14(a)	15,300,000	15,299,618
0.18%, 10/21/14(a)	12,650,000	12,648,735
0.18%, 12/02/14(a)	19,000,000	18,994,110

		357,925,062

Finance-Retail 15.8%
CAFCO LLC 0.20%, 11/05/14(a)	9,000,000	8,998,250
0.20%, 02/02/15(a)	16,633,000	16,621,542
0.24%, 02/04/15(a)	50,000,000	49,958,000
0.24%, 02/10/15(a)	1,000,000	999,120
Chariot Funding LLC 0.21%, 02/23/15(a)	3,000,000	2,997,463
0.28%, 10/16/14(a)	15,000,000	14,998,250
0.28%, 12/02/14(a)	30,000,000	29,985,533
0.21%, 12/15/14(a)	10,000,000	9,995,625
Jupiter Securitization Co. LLC 0.22%, 10/01/14(a)	15,000,000	15,000,000
0.28%, 11/03/14(a)	25,000,000	24,993,583
0.26%, 02/05/15(a)	15,000,000	14,986,242
0.27%, 04/01/15(a)	23,000,000	22,968,605
0.27%, 05/19/15(a)	6,500,000	6,488,787
Salisbury Receivables Co. LLC 0.16%, 10/08/14(a)	32,000,000	31,999,004
0.19%, 10/16/14(a)	18,400,000	18,398,582
0.15%, 10/23/14(a)	20,000,000	19,998,166
0.20%, 12/09/14(a)	25,000,000	24,990,417

		314,377,169

Oil & Oil Finance 2.5%
ConocoPhillips Qatar Funding Ltd. 0.09%, 10/23/14(a)	3,000,000	2,999,835
0.07%, 10/29/14(a)	20,882,000	20,880,863
0.13%, 10/31/14(a)	1,000,000	999,892
0.13%, 11/07/14(a)	25,750,000	25,746,559

		50,627,149

Pharmaceuticals and Health Care 0.7%
Merck & Co., Inc., 0.11%, 10/15/14(a)	15,000,000	14,999,358

Sovereign 8.8%
Caisse des Depots et Consignations (CDC)
0.17%, 10/03/14(a)	20,000,000	19,999,811
0.18%, 11/05/14(a)	19,000,000	18,996,675
0.15%, 12/19/14(a)	40,000,000	39,986,614
Erste Abwicklungsanstalt 0.16%, 10/14/14(a)	13,000,000	12,999,249
0.16%, 10/30/14(a)	30,000,000	29,996,134
0.17%, 11/17/14(a)	32,750,000	32,742,731
0.17%, 11/19/14(a)	20,000,000	19,995,508

		174,716,722

Total Commercial Paper (cost $1,136,511,743)		1,136,511,743

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Money Market Fund (Continued)

Corporate Bonds 6.1%
	Principal Amount	Market Value
Banking 1.6%
Bank of Montreal, 0.49%, 09/24/15(b)	$2,200,000	$2,204,600
PNC Bank, N.A., 0.47%, 07/20/16*(b)	20,000,000	20,000,000
Wells Fargo Bank, N.A., 0.37%, 09/22/14(b)	10,000,000	10,000,000

		32,204,600

Finance-Automotive 0.8%
BMW U.S. Capital LLC, 0.35%, 07/17/15(b)	15,000,000	15,000,000

Finance-Commercial 1.3%
General Electric Capital Corp. 3.75%, 11/14/14	3,000,000	3,012,419
2.15%, 01/09/15	12,603,000	12,666,324
1.63%, 07/02/15	7,000,000	7,067,205
0.61%, 07/10/15(b)	1,500,000	1,504,514
1.00%, 08/11/15(b)	1,315,000	1,323,534

		25,573,996

Insurance 1.2%
Metropolitan Life Global Funding I 2.00%, 01/09/15(a)	14,700,000	14,767,026
2.50%, 09/29/15(a)	5,522,000	5,637,364
New York Life Global Funding, 1.30%, 01/12/15(a)	4,000,000	4,011,286

		24,415,676

Metals & Mining 0.8%
SSAB AB, 0.14%, 10/02/14(b)	15,000,000	15,000,000

Oil & Oil Finance 0.2%
Total Capital SA,
2.88%, 03/18/15	4,210,000	4,257,715

Sovereign 0.2%
International Bank for Reconstruction & Development,
0.30%, 10/09/15	5,000,000	5,000,000

Total Corporate Bonds (cost $121,451,987)		121,451,987

Municipal Bonds 6.7%
	Principal Amount	Market Value
Iowa 1.2%
Iowa Finance Authority, RB, 0.03%, 10/02/14(b)	25,000,000	25,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Money Market Fund (Continued)

Municipal Bonds (Continued)
	Principal Amount	Market Value
New York 5.5%
BlackRock Investment Quality Municipal Trust, Inc., RB, 0.16%, 10/01/14(a)(b)	$90,000,000	$90,000,000
Illinois State, GO, 0.13%, 10/01/14(a)(b)	18,820,000	18,820,000

		108,820,000

Total Municipal Bonds (cost $133,820,000)		133,820,000

Collateralized Mortgage Obligation 0.3%
	Principal Amount	Market Value
Fosse Master Issuer PLC Series 2014-1, Class A1, .27%, 04/18/15(a)(b)	5,000,000	5,000,000
Total Collateralized Mortgage Obligation (cost $5,000,000)		5,000,000

Mutual Funds 6.1%
	Shares	Market Value
Asset Management 6.1%
Federated Prime Cash Obligations Fund, Institutional Shares, 0.02%(c)	35,000,000	35,000,000
Federated Prime Obligations Fund, Institutional Shares, 0.03%(c)	85,739,658	85,739,658

Total Mutual Funds (cost $120,739,658)		120,739,658

Repurchase Agreement 11.6%
	Principal Amount	Market Value
ING Financial Markets LLC, 0.02%, dated 09/30/14, due 10/01/14, repurchase price $230,830,128, collateralized by U.S. Government Agency Securities ranging from 0.35% - 6.00%, maturing 02/25/33 - 06/25/43; total market value $237,757,076.	$230,830,000	230,830,000

Total Repurchase Agreement (cost $230,830,000)		230,830,000

Total Investments (cost $1,978,579,717) (d) — 99.6%		1,978,579,717
Other assets in excess of liabilities — 0.4%		7,499,772

NET ASSETS — 100.0%		$1,986,079,489

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Money Market Fund (Continued)

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2014 was $1,125,504,770 which represents 56.67% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2014. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of September 30, 2014.
(d)	At September 30, 2014, the tax basis cost of the Fund’s investments was $1,978,579,717, tax unrealized appreciation and depreciation were $0 and $0, respectively.

AB	Stock Company
GO	General Obligation
LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
RB	Revenue Bond
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 99.0%

	Shares	Market Value
BERMUDA 0.9%

Energy Equipment & Services 0.6%
Nabors Industries Ltd.	216,000	$4,916,160

Specialty Retail 0.3%
Signet Jewelers Ltd.	27,500	3,132,525

		8,048,685

CHINA 0.5%

Internet & Catalog Retail 0.4%
Vipshop Holdings Ltd., ADR*(a)	20,000	3,780,200

Internet Software & Services 0.1%
Alibaba Group Holding Ltd., ADR*	9,314	827,549

		4,607,749

IRELAND 3.2%

Biotechnology 0.9%
Alkermes PLC*	190,100	8,149,587

Life Sciences Tools & Services 0.3%
ICON PLC*	45,000	2,575,350

Pharmaceuticals 1.4%
Endo International PLC*	55,000	3,758,700
Jazz Pharmaceuticals PLC*	55,400	8,895,024
Mallinckrodt PLC*	12,500	1,126,875

		13,780,599

Software 0.6%
FleetMatics Group PLC*(a)	171,552	5,232,336

		29,737,872

NETHERLANDS 1.3%

Electrical Equipment 0.7%
Sensata Technologies Holding NV*	142,114	6,328,336

Semiconductors & Semiconductor Equipment 0.6%
NXP Semiconductor NV*	87,500	5,987,625

		12,315,961

PANAMA 0.5%

Airlines 0.5%
Copa Holdings SA, Class A	42,600	4,570,554

SINGAPORE 1.1%

Semiconductors & Semiconductor Equipment 1.1%
Avago Technologies Ltd.	112,500	9,787,500

UNITED KINGDOM 0.2%

Pharmaceuticals 0.2%
GW Pharmaceuticals PLC, ADR*(a)	25,300	2,045,505

UNITED STATES 91.3%

Aerospace & Defense 1.5%
B/E Aerospace, Inc.*	107,200	8,998,368
DigitalGlobe, Inc.*	185,844	5,296,554

		14,294,922

Airlines 1.3%
Alaska Air Group, Inc.	100,000	4,354,000
Spirit Airlines, Inc.*	105,300	7,280,442

		11,634,442

Auto Components 0.6%
Gentherm, Inc.*	138,000	5,827,740

Banks 1.9%
First Republic Bank	134,900	6,661,362
SVB Financial Group*	40,000	4,483,600
Texas Capital Bancshares, Inc.*	113,528	6,548,295

		17,693,257

Beverages 1.1%
Constellation Brands, Inc., Class A*	116,300	10,136,708

Biotechnology 4.8%
Alnylam Pharmaceuticals, Inc.*	67,100	5,240,510
BioMarin Pharmaceutical, Inc.*	161,248	11,635,656
Cepheid, Inc.*(a)	147,067	6,475,360
Cubist Pharmaceuticals, Inc.*	62,500	4,146,250
Novavax, Inc.*(a)	604,879	2,522,345
NPS Pharmaceuticals, Inc.*	83,048	2,159,248
Puma Biotechnology, Inc.*	45,000	10,735,650
United Therapeutics Corp.*	10,000	1,286,500

		44,201,519

Building Products 0.5%
Fortune Brands Home & Security, Inc.	120,900	4,970,199

Capital Markets 2.9%
Affiliated Managers Group, Inc.*	72,300	14,486,028
Raymond James Financial, Inc.	92,500	4,956,150
SEI Investments Co.	199,300	7,206,688

		26,648,866

Chemicals 1.2%
PolyOne Corp.	87,500	3,113,250
W.R. Grace & Co.*	83,200	7,566,208

		10,679,458

Commercial Services & Supplies 0.8%
Stericycle, Inc.*	60,000	6,993,600

Communications Equipment 1.3%
ARRIS Group, Inc.*	125,000	3,544,375
F5 Networks, Inc.*	35,000	4,155,900
Palo Alto Networks, Inc.*	47,500	4,659,750

		12,360,025

Construction & Engineering 0.8%
Quanta Services, Inc.*	204,100	7,406,789

Consumer Finance 0.5%
Portfolio Recovery Associates, Inc.*	82,500	4,308,975

Containers & Packaging 0.6%
Packaging Corp. of America	83,500	5,328,970

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Distributors 1.5%
LKQ Corp.*	532,170	$14,150,400

Diversified Consumer Services 0.6%
Bright Horizons Family Solutions, Inc.*	131,200	5,518,272

Diversified Financial Services 0.4%
CBOE Holdings, Inc.	70,000	3,746,750

Electrical Equipment 1.5%
Acuity Brands, Inc.	55,700	6,556,447
AMETEK, Inc.	140,000	7,029,400

		13,585,847

Electronic Equipment, Instruments & Components 3.0%
Amphenol Corp., Class A	45,000	4,493,700
CDW Corp.	135,000	4,191,750
Cognex Corp.*	164,400	6,620,388
FEI Co.	72,400	5,460,408
FLIR Systems, Inc.	131,200	4,111,808
Zebra Technologies Corp., Class A*	42,500	3,016,225

		27,894,279

Energy Equipment & Services 0.3%
Oceaneering International, Inc.	43,500	2,834,895

Food & Staples Retailing 0.4%
PriceSmart, Inc.	47,500	4,067,900

Food Products 1.0%
TreeHouse Foods, Inc.*	47,500	3,823,750
WhiteWave Foods Co. (The)*	145,000	5,267,850

		9,091,600

Health Care Equipment & Supplies 3.0%
Cooper Cos., Inc. (The)	79,100	12,319,825
DexCom, Inc.*	100,800	4,030,992
Wright Medical Group, Inc.*	373,564	11,318,989

		27,669,806

Health Care Providers & Services 5.0%
Acadia Healthcare Co., Inc.*	127,500	6,183,750
Envision Healthcare Holdings, Inc.*	346,193	12,005,973
HealthSouth Corp.	130,000	4,797,000
IPC The Hospitalist Co., Inc.*	30,000	1,343,700
MEDNAX, Inc.*	98,900	5,421,698
Omnicare, Inc.	52,500	3,268,650
Universal Health Services, Inc., Class B	55,000	5,747,500
VCA, Inc.*	125,000	4,916,250
WellCare Health Plans, Inc.*	40,000	2,413,600

		46,098,121

Health Care Technology 1.4%
athenahealth, Inc.*(a)	45,800	6,031,402
Cerner Corp.*	120,000	7,148,400

		13,179,802

Hotels, Restaurants & Leisure 2.6%
Buffalo Wild Wings, Inc.*	32,500	4,363,775
Domino’s Pizza, Inc.	100,000	7,696,000
Extended Stay America, Inc.	129,528	3,074,995
Krispy Kreme Doughnuts, Inc.*	256,400	4,399,824
MGM Resorts International*	195,000	4,442,100

		23,976,694

Household Durables 0.4%
Newell Rubbermaid, Inc.	112,200	3,860,802

Industrial Conglomerates 1.4%
Carlisle Cos., Inc.	86,100	6,920,718
Roper Industries, Inc.	40,000	5,851,600

		12,772,318

Information Technology Services 3.0%
Alliance Data Systems Corp.*	30,000	7,448,100
Euronet Worldwide, Inc.*	106,200	5,075,298
Fiserv, Inc.*	35,000	2,262,225
FleetCor Technologies, Inc.*	32,500	4,618,900
Vantiv, Inc., Class A*	268,116	8,284,784

		27,689,307

Insurance 0.2%
eHealth, Inc.*	66,100	1,594,993

Internet & Catalog Retail 0.8%
HomeAway, Inc.*	207,400	7,362,700

Internet Software & Services 3.7%
Akamai Technologies, Inc.*	52,500	3,139,500
Cornerstone OnDemand, Inc.*	168,300	5,791,203
CoStar Group, Inc.*	44,062	6,853,403
Demandware, Inc.*	60,000	3,055,200
Pandora Media, Inc.*	97,500	2,355,600
Shutterstock, Inc.*(a)	91,939	6,562,606
Yelp, Inc.*(a)	92,420	6,307,665

		34,065,177

Leisure Products 1.4%
Polaris Industries, Inc.	83,500	12,507,465

Life Sciences Tools & Services 0.6%
Illumina, Inc.*	32,500	5,327,400

Machinery 4.1%
Dover Corp.	50,000	4,016,500
Graco, Inc.	57,349	4,185,330
Pall Corp.	60,000	5,022,000
Proto Labs, Inc.*	80,000	5,520,000
Snap-on, Inc.	52,300	6,332,484
Wabtec Corp.	158,800	12,869,152

		37,945,466

Media 1.7%
CBS Outdoor Americas, Inc.	190,163	5,693,480
Charter Communications, Inc., Class A*	16,000	2,421,920

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Media (continued)
Cinemark Holdings, Inc.	209,900	$7,144,996

		15,260,396

Multiline Retail 0.7%
Dollar Tree, Inc.*	82,500	4,625,775
Tuesday Morning Corp.*(a)	115,000	2,231,575

		6,857,350

Oil, Gas & Consumable Fuels 3.4%
Antero Resources Corp.*(a)	60,500	3,320,845
Cabot Oil & Gas Corp.	90,000	2,942,100
Concho Resources, Inc.*	40,000	5,015,600
Delek US Holdings, Inc.	137,700	4,560,624
Diamondback Energy, Inc.*	79,500	5,945,010
Oasis Petroleum, Inc.*	60,000	2,508,600
Rice Energy, Inc.*	106,400	2,830,240
Sanchez Energy Corp.*(a)	175,451	4,607,343

		31,730,362

Pharmaceuticals 1.8%
Akorn, Inc.*	130,000	4,715,100
Mylan, Inc.*	82,500	3,752,925
Salix Pharmaceuticals Ltd.*	52,900	8,265,096

		16,733,121

Professional Services 2.7%
Advisory Board Co. (The)*	30,000	1,397,700
IHS, Inc., Class A*	80,469	10,073,914
Towers Watson & Co., Class A	47,750	4,751,125
Verisk Analytics, Inc., Class A*	105,000	6,393,450
WageWorks, Inc.*(a)	57,500	2,617,975

		25,234,164

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	37,500	4,737,750

Road & Rail 2.7%
J.B. Hunt Transport Services, Inc.	62,500	4,628,125
Old Dominion Freight Line, Inc.*	214,700	15,166,408
Swift Transportation Co.*	259,037	5,434,596

		25,229,129

Semiconductors & Semiconductor Equipment 1.8%
Cavium, Inc.*	72,500	3,605,425
Lam Research Corp.	60,000	4,482,000
Microchip Technology, Inc.(a)	92,500	4,368,775
Monolithic Power Systems, Inc.	77,500	3,413,875
Veeco Instruments, Inc.*	22,975	802,976

		16,673,051

Software 5.5%
Activision Blizzard, Inc.	210,000	4,365,900
Aspen Technology, Inc.*	94,436	3,562,126
Autodesk, Inc.*	45,000	2,479,500
Electronic Arts, Inc.*	67,500	2,403,675
Guidewire Software, Inc.*	169,800	7,528,932
ServiceNow, Inc.*	183,175	10,767,028
Splunk, Inc.*	41,800	2,314,048
Synchronoss Technologies, Inc.*	77,500	3,547,950
Tableau Software, Inc., Class A*	98,482	7,154,717
Ultimate Software Group, Inc. (The)*	20,000	2,830,200
Workday, Inc., Class A*	30,000	2,475,000

		49,429,076

Specialty Retail 5.2%
Advance Auto Parts, Inc.	78,138	10,181,382
Cabela’s, Inc.*(a)	50,000	2,945,000
Lithia Motors, Inc., Class A	112,500	8,515,125
O’Reilly Automotive, Inc.*	45,500	6,841,380
Restoration Hardware Holdings, Inc.*(a)	69,336	5,515,679
Ross Stores, Inc.	60,000	4,534,800
Tractor Supply Co.	77,500	4,767,025
Williams-Sonoma, Inc.	75,000	4,992,750

		48,293,141

Technology Hardware, Storage & Peripherals 1.5%
Nimble Storage, Inc.*(a)	188,700	4,900,539
SanDisk Corp.	45,000	4,407,750
Stratasys Ltd.*(a)	34,850	4,209,183

		13,517,472

Textiles, Apparel & Luxury Goods 4.1%
Carter’s, Inc.	129,700	10,054,344
Hanesbrands, Inc.	72,500	7,789,400
Kate Spade & Co.*	281,700	7,388,991
Under Armour, Inc., Class A*	179,700	12,417,270

		37,650,005

Trading Companies & Distributors 1.3%
United Rentals, Inc.*	110,400	12,265,440

Wireless Telecommunication Services 2.3%
SBA Communications Corp., Class A*	195,329	21,661,986

		842,697,907

Total Common Stocks (cost $737,468,512)		913,811,733

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Repurchase Agreements 5.9%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.00%, dated 09/30/14, due 10/01/14, repurchase price $10,000,000, collateralized by U.S. Government Agency Securities ranging from 0.00% - 7.25%, maturing 10/10/14 - 07/15/37; total market value $10,200,018.(b)	$10,000,000	$10,000,000
Credit Suisse (USA) LLC, 0.00%, dated 09/30/14, due 10/01/14, repurchase price $30,036,838, collateralized by U.S. Government Agency Securities ranging from 1.50% - 4.50%, maturing 11/20/21 - 08/20/43; total market value $30,637,583.(b)	30,036,838	30,036,838
Barclays Capital, Inc., 0.01%, dated 09/30/14, due 10/07/14, repurchase price $14,000,027, collateralized by U.S. Government Treasury Securities, 2.00%, maturing 02/28/21; total market value $14,280,002.(b)	14,000,000	14,000,000

Total Repurchase Agreements (cost $54,036,838)		54,036,838

Total Investments (cost $791,505,350) (c) — 104.9%		967,848,571
Liabilities in excess of other assets — (4.9)%		(45,050,447)

NET ASSETS — 100.0%		$922,798,124

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $51,723,066.
(b)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2014 was $54,036,838.
(c)	At September 30, 2014, the tax basis cost of the Fund’s investments was $792,936,811, tax unrealized appreciation and depreciation were $195,280,991 and $(20,369,231), respectively.

ADR	American Depositary Receipt
FTSE	Financial Times Stock Exchange
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$913,811,733	$—	$—	$913,811,733
Repurchase Agreements	—	54,036,838	—	54,036,838

Total	$913,811,733	$54,036,838	$—	$967,848,571

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities 9.3%

	Principal Amount	Market Value
Automobiles 6.1%
Ally Auto Receivables Trust Series 2011-1, Class A4, 2.23%, 03/15/16	$157,617	$157,907
Series 2012-1, Class A4, 1.21%, 07/15/16	355,000	356,374
Series 2012-3, Class A3, 0.85%, 08/15/16	1,275,013	1,277,233
Series 2012-4, Class A3, 0.59%, 01/17/17	1,239,575	1,240,709
Series 2013-1, Class A2, 0.46%, 10/15/15	4,627	4,627
AmeriCredit Automobile Receivables Trust Series 2011-3, Class B, 2.28%, 06/08/16	50,623	50,635
Series 2012-5, Class A3, 0.62%, 06/08/17	313,366	313,486
Series 2013-1, Class A2, 0.49%, 06/08/16	10,999	10,999
Series 2013-2, Class A2, 0.53%, 11/08/16	302,794	302,849
Series 2013-3, Class A2, 0.68%, 10/11/16	310,732	310,847
Series 2014-2, Class A2B, 0.44%, 10/10/17(a)	1,005,000	1,004,375
ARI Fleet Lease Trust, Series 2014-A, Class A1, 0.25%, 04/15/15(b)	278,650	278,654
Bank of America Auto Trust, Series 2012-1, Class A3, 0.78%, 06/15/16	577,537	578,075
CFC LLC Series 2013-1A, Class A, 1.65%, 07/17/17(b)	109,632	109,857
Series 2014-1A, Class A, 1.46%, 12/17/18(b)	334,184	334,050
Chesapeake Funding LLC Series 2012-1A, Class A, 0.91%, 11/07/23(a)(b)	247,266	247,946
Series 2014-1A, Class C, 1.36%, 03/07/26(a)(b)	200,000	200,007
DT Auto Owner Trust, Series 2013-2A, Class A, 0.81%, 09/15/16(b)	46,598	46,612
Exeter Automobile Receivables Trust, Series 2013-1A, Class A, 1.29%, 10/16/17(b)	110,320	110,553
Ford Credit Auto Lease Trust Series 2012-A, Class A3, 0.84%, 08/15/16	125,733	125,851
Series 2012-B, Class A3, 0.57%, 09/15/15	341,907	341,970
Ford Credit Auto Owner Trust, Series 2011-B, Class A4, 1.35%, 12/15/16	186,412	187,045
GM Financial Leasing Trust, Series 2014-1A, Class B, 1.76%, 05/21/18(b)	500,000	499,695
Honda Auto Receivables Owner Trust Series 2011-3, Class A3, 0.88%, 09/21/15	7,362	7,365
Series 2013-2, Class A2, 0.37%, 10/16/15	64,557	64,563
Hyundai Auto Lease Securitization Trust, Series 2012-A, Class A3, 0.92%, 08/17/15(b)	613,672	613,877
Hyundai Auto Receivables Trust Series 2010-A, Class A4, 2.45%, 12/15/16	227,131	227,298
Series 2011-B, Class A4, 1.65%, 02/15/17	115,300	115,528
Series 2012-A, Class A3, 0.72%, 03/15/16	16,974	16,976
Motor PLC, Series 12A, Class A1C, 1.29%, 02/25/20(b)	53,667	53,749
Nissan Auto Lease Trust, Series 2012-B, Class A4, 0.74%, 09/17/18	460,000	460,687
Nissan Auto Receivables Owner Trust, Series 2011-B, Class A3, 0.95%, 02/16/16	89,829	89,941
Prestige Auto Receivables Trust Series 2013-1A, Class A2, 1.09%, 02/15/18(b)	147,037	147,224
Series 2014-1A, Class A3, 1.52%, 04/15/20(b)	365,000	363,672
Santander Drive Auto Receivables Trust Series 2012-1, Class B, 2.72%, 05/16/16	94,169	94,305
Series 2012-2, Class B, 2.09%, 08/15/16	81,497	81,647
Series 2012-5, Class A3, 0.83%, 12/15/16	61,096	61,123
Series 2012-6, Class A3, 0.62%, 07/15/16	11,648	11,649
Series 2013-1, Class A3, 0.62%, 06/15/17	560,892	561,024
Series 2013-1, Class B, 1.16%, 01/15/19	620,000	620,677
Series 2013-2, Class A3, 0.70%, 09/15/17	709,058	709,452
Series 2013-3, Class A3, 0.70%, 10/16/17	375,000	375,233

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Automobiles (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2013-A, Class A2, 0.80%, 10/17/16(b)	$81,942	$81,971
Series 2014-1, Class A2A, 0.66%, 06/15/17	606,766	606,957
Series 2014-4, Class B, 1.82%, 05/15/19	310,000	309,958
SMART Trust Series 2011-2USA, Class A4A, 2.31%, 04/14/17(b)	643,204	649,715
Series 2012-1USA, Class A4A, 2.01%, 12/14/17(b)	330,000	332,313
Susquehanna Auto Receivables Trust, Series 2014-1A, Class A1, 0.24%, 08/17/15(b)	1,133,095	1,133,125
Tidewater Auto Receivables Trust, Series 2014-AA, Class A1, 0.40%, 06/15/15(b)	143,776	143,798
Toyota Auto Receivables Owner Trust, Series 2013-B, Class A2, 0.48%, 02/15/16	157,154	157,213
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.85%, 08/22/16	387,173	387,885
Wheels SPV LLC, Series 2014-1A, Class A1, 0.24%, 05/20/15(b)	253,280	253,285
World Omni Auto Receivables Trust, Series 2011-A, Class A4, 1.91%, 04/15/16	552,551	553,955

		17,376,521

Credit Card 0.3%
Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 08/15/17	945,000	946,573

Finance-Automotive 0.1%
Westlake Automobile Receivables Trust, Series 2014-1, Class A1, 0.35%, 06/15/15(b)	370,160	370,226

Home Equity 0.1%
Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, 0.69%, 08/25/31(a)	62,602	50,452
Renaissance Home Equity Loan Trust Series 2006-1, Class AF3, 5.61%, 05/25/36(c)	30,417	21,906
Series 2007-1, Class AF2, 5.51%, 04/25/37(c)	116,890	63,721

		136,079

Other 2.4%
Ally Master Owner Trust Series 2012-1, Class A2, 1.44%, 02/15/17	140,000	140,513
Series 2013-1, Class A2, 1.00%, 02/15/18	875,000	877,100
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.79%, 10/17/36(b)	435,000	435,600
CCG Receivables Trust Series 2013-1, Class A2, 1.05%, 08/14/20(b)	201,180	201,447
Series 2014-1, Class A1, 0.27%, 05/14/15(b)	316,529	316,535
Series 2014-1, Class A2, 1.06%, 11/15/21(b)	360,000	359,072
Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 04/25/47(a)	212,201	207,428
Credit-Based Asset Servicing and Securitization LLC, Series 2002-CB2, Class A2, 1.25%, 04/25/32(a)	315,138	316,190
Federal National Mortgage Association Grantor Trust, Series 2003-T4, Class 2A5, 5.41%, 09/26/33(c)	71,525	77,211
Kubota Credit Owner Trust, Series 2014-1A, Class A1, 0.22%, 05/15/15(b)	133,832	133,831
MMAF Equipment Finance LLC, Series 2014-AA, Class A1, 0.20%, 07/02/15(b)	827,970	827,910
SLM Private Education Loan Trust, Series 2013-B, Class A2A, 1.85%, 06/17/30(b)	885,000	868,693
SLM Student Loan Trust Series 2010-A, Class 2A, 3.40%, 05/16/44(a)(b)	612,251	643,157
Series 2012-B, Class A2, 3.48%, 10/15/30(b)	515,000	534,841
Series 2014-A, Class A2B, 1.30%, 01/15/26(a)(b)	275,000	278,803
Trade MAPS 1 Ltd., Series 2013-1A, Class A, 0.85%, 12/10/18(a)(b)	560,000	561,170

		6,779,501

Student Loan 0.3%
Education Loan Asset-Backed Trust I, Series 2013-1, Class B1, 1.15%, 11/25/33(a)(b)	780,463	763,517

Total Asset-Backed Securities (cost $26,113,035)		26,372,417

Bank Loans 2.2%

	Principal Amount	Market Value
Advertising 0.1%
Advantage Sales & Marketing, Inc., 7.58%, 07/25/22	250,000	245,982

Aerospace & Defense 0.1%
TransDigm, Inc., Tranche D Term Loans, 3.89%, 06/04/21(a)	249,375	244,699

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Bank Loans (continued)

	Principal Amount	Market Value
Chemicals 0.2%
Axalta Coating Systems US Holdings, Inc., Term B Loan, 3.65%, 02/01/20	$237,789	$232,786
MacDermid, Inc., Tranche B Term Loan, 0.00%, 06/07/20	374,053	366,946

		599,732

Commercial Services 0.0%
Aster II SA, 0.00%, 12/31/21	26,244	25,916
ColourOZ MidCo Sarl, 0.00%, 05/03/21	158,756	156,772

		182,688

Commercial Services & Supplies 0.1%
EnergySolutions LLC, 6.84%, 05/29/20	249,375	252,492

Hotels Restaurants & Leisure 0.1%
Dave & Buster’s, Inc., 4.65%, 07/25/20	250,000	247,605

Hotels, Restaurants & Leisure 0.1%
Playa Resorts Holdings BV, 4.00%, 08/09/19	248,744	245,013

Household Products 0.0%
Sun Products Corp. (The), Tranche B Term Loan, 6.02%, 03/23/20	205,000	192,060

Internet Software & Services 0.1%
Go Daddy Operating Co. LLC, 4.83%, 05/13/21	199,500	196,384

Media 0.7%
IMG Worldwide Holdings LLC, 4.51%, 05/06/21	199,500	196,258
Metro-Goldwyn-Mayer, Inc., 0.00%, 06/26/20	250,000	250,470
Numericable Group SA, Tranche B-1 Loans, 4.67%, 05/21/20	115,962	115,050
Numericable US LLC, Tranche B2 Loans, 4.67%, 05/21/20	134,038	132,985
Nuveen Investments, Inc., Tranche B Term Loans, 6.37%, 02/28/19(a)	275,000	275,206
Pantheon, Inc., 4.48%, 03/11/21	249,375	243,275
Tribune Media Co., 5.83%, 01/01/00	250,000	247,500
TWCC Holding Corp., 7.23%, 06/26/20	250,000	244,583
Visant Corp., 0.00%, 09/23/21	197,054	194,169

		1,899,496

Oil, Gas & Consumable Fuels 0.1%
Jonah Energy LLC, 7.61%, 05/08/21	200,000	197,500
Templar Energy LLC, 0.00%, 01/01/20	175,000	169,531

		367,031

Paper & Forest Products 0.1%
New Page Corp., Term B Loan, 9.44%, 02/11/21	275,000	274,725

Pharmaceuticals 0.1%
Salix Pharmaceuticals, Ltd., 4.34%, 01/02/20	243,671	242,757

Road & Rail 0.1%
Neff Rental LLC, 7.43%, 06/09/21(a)	250,000	250,313

Semiconductors & Semiconductor Equipment 0.1%
Freescale Semiconductor, Inc., 5.06%, 01/15/21	198,995	198,094

Specialty Retail 0.1%
Party City Holdings, Inc., 4.09%, 07/27/19(a)	248,747	244,172

Textiles, Apparel & Luxury Goods 0.1%
Nine West Holdings, Inc., 4.71%, 10/08/19	250,000	241,250

Total Bank Loan (cost $6,179,710)		6,124,493

Collateralized Mortgage Obligations 3.7%

	Principal Amount	Market Value
Banc of America Mortgage Securities, Inc. Series 2004-I, Class 2A2, 2.75%, 10/25/34(a)	22,959	22,847
Series 2007-3, Class 1A1, 6.00%, 09/25/37	196,981	177,674
BCAP LLC Trust, Series 2011-R11, Class 20A5, 2.60%, 03/26/35(a)(b)	226,607	229,792
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A9, 5.75%, 06/25/36	122,333	123,279
Countrywide Home Loan Mortgage Pass Through Trust Series 2005-11, Class 5A1, 0.75%, 03/25/35(a)	374,273	306,922
Series 2006-1, Class A2, 6.00%, 03/25/36	92,940	82,678
CSMC Trust, Series 2014-USA, Class A2, 3.95%, 09/15/37(b)	455,000	468,646
FDIC Trust Series 2011-R1, Class A, 2.67%, 07/25/26(b)	369,731	379,063
Series 2010-R1, Class A, 2.18%, 05/25/50(b)	308,108	311,332
Federal Home Loan Mortgage Co. Structured Pass Through Securities, Series T-56, Class A5, 5.23%, 05/25/43	135,161	146,077
Federal Home Loan Mortgage Corp. Reference REMIC, Series R006, Class ZA, 6.00%, 04/15/36	232,377	260,021
Federal Home Loan Mortgage Corp. REMICS Series 3640, Class JA, 1.50%, 03/15/15	39,143	39,184
Series 1103, Class N, IO, 1156.50%, 06/15/21	1	27
Series 3558, Class G, 4.00%, 08/15/24	485,000	524,396
Series 3123, Class HT, 5.00%, 03/15/26	87,113	94,474

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS (continued)
Series 3150, Class EQ, 5.00%, 05/15/26	$119,476	$130,620
Series 2129, Class SG, IO, 6.85%, 06/17/27(a)	390,808	66,461
Series 3599, Class DY, 4.50%, 11/15/29	420,000	457,795
Series 3653, Class B, 4.50%, 04/15/30	405,000	439,053
Series 2649, Class IM, IO, 7.00%, 07/15/33	87,709	21,392
Series 2725, Class TA, 4.50%, 12/15/33	20,000	21,877
Series 3704, Class DC, 4.00%, 11/15/36	138,542	149,475
Federal National Mortgage Association Grantor Trust Series 2001-T5, Class A2, 6.99%, 06/19/41(a)	186,219	204,878
Series 2001-T5, Class A3, 7.50%, 06/19/41(a)	123,835	142,352
Series 2001-T4, Class A1, 7.50%, 07/25/41	137,208	159,134
Series 2001-T10, Class A2, 7.50%, 12/25/41	258,807	269,521
Federal National Mortgage Association Interest Strip Series 207, Class 2, IO, 8.00%, 02/25/23	75,526	14,923
Series 264, Class 2, IO, 8.00%, 07/01/24	164,769	34,256
Series 267, Class 2, IO, 8.50%, 10/25/24	194,701	49,258
Series 274, Class 2, IO, 8.50%, 10/25/25	180,640	43,721
Series 277, Class 2, IO, 7.50%, 04/25/27	84,023	17,022
Federal National Mortgage Association REMICS Series 2006-22, Class CE, 4.50%, 08/25/23	74,710	79,838
Series 2009-71, Class MB, 4.50%, 09/25/24	124,229	132,313
Series 2004-70, Class EB, 5.00%, 10/25/24	78,892	85,911
Series 1997-61, Class PK, IO, 8.00%, 08/18/27	132,408	30,424
Series 2009-39, Class LB, 4.50%, 06/25/29	120,308	128,517
Series 2009-96, Class DB, 4.00%, 11/25/29	419,981	443,423
Series 2003-32, Class UI, IO, 6.00%, 05/25/33	134,735	29,437
Series 2003-35, Class UI, IO, 6.50%, 05/25/33	58,275	14,033
Series 2003-41, Class IB, IO, 7.00%, 05/25/33	194,970	47,443
Series 2003-44, Class IB, IO, 6.00%, 06/25/33	41,706	8,203
Series 2013-111, Class PL, 2.00%, 12/25/42	425,000	374,148
Federal National Mortgage Association Whole Loan, Series 2004-W2, Class 2A2, 7.00%, 02/25/44	170,728	192,209
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 4.60%, 05/25/35(a)	56,198	56,276
Government National Mortgage Association Series 2010-14, Class A, 4.50%, 06/16/39	92,749	98,999
Series 2010-H12, Class PT, 5.47%, 11/20/59	513,247	545,753
GSMPS Mortgage Loan Trust Series 2006-RP1, Class 1A2, 7.50%, 01/25/36(b)	163,810	158,470
Series 2006-RP1, Class 1A3, 8.00%, 01/25/36(b)	68,457	70,534
Series 2006-RP1, Class 1A4, 8.50%, 01/25/36(b)	266,066	280,111
JPMorgan Mortgage Trust Series 2005-A6, Class 1A2, 2.54%, 09/25/35(a)	145,985	142,339
Series 2005-A8, Class 1A1, 5.27%, 11/25/35(a)	63,383	60,033
Series 2006-A6, Class 1A2, 2.51%, 10/25/36(a)	10,252	8,612
Mastr Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(b)	203,757	207,650
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10, 2.06%, 01/15/22	360,954	365,277
NCUA Guaranteed Notes Series 2010-R1, Class 2A, 1.84%, 10/07/20	258,498	259,599
Series 2010-R3, Class 3A, 2.40%, 12/08/20	197,306	198,732
Nomura Asset Acceptance Corp., Series 2004-AR2, Class 3A3, 1.07%, 10/25/34(a)	34,779	34,364
RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.50%, 02/26/35(b)	335,085	347,610
Structured Asset Securities Corp., Series 2003-34A, Class 6A, 2.54%, 11/25/33(a)	263,441	264,489
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 1A4, 2.04%, 11/25/36(a)	156,957	137,239
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1, 2.61%, 09/25/34(a)	58,055	57,899

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Wells Fargo Mortgage Backed Securities Trust (continued)
Series 2005-AR2, Class 2A1, 2.61%, 03/25/35(a)	$105,071	$105,478
Series 2006-AR6, Class 7A1, 5.02%, 03/25/36(a)	66,235	66,290
Series 2006-AR10, Class 5A1, 2.61%, 07/25/36(a)	182,862	176,845

Total Collateralized Mortgage Obligations (cost $9,692,179)		10,596,648

Commercial Mortgage Backed Securities 4.1%

	Principal Amount	Market Value
Aventura Mall Trust, Series 2013-AVM, Class A, 3.87%, 12/05/32(a)(b)	295,000	308,887
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AM, 5.79%, 04/10/49(a)	535,000	583,696
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2008-1, Class A4, 6.43%, 02/10/51(a)	335,000	376,055
BHMS Mortgage Trust Series 2014-ATLS, Class AFL, 1.66%, 07/05/33(a)(b)	130,000	130,000
Series 2014-ATLS, Class BFX, 4.24%, 07/05/33(b)	370,000	366,646
COMM Mortgage Trust, Series 2014-UBS5, Class A4, 3.84%, 09/10/47	365,000	375,609
Commercial Mortgage Asset Trust, Series 1999-C1, Class D, 7.30%, 01/17/32(a)	5,319	5,327
Commercial Mortgage Trust, Series 2001-J2A, Class E, 7.16%, 07/16/34(a)(b)	210,000	231,804
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C5, Class B, 4.93%, 11/15/37(a)	360,000	360,560
Series 2005-C2, Class A3, 4.69%, 04/15/37	97,696	97,781
Series 2005-C3, Class AJ, 4.77%, 07/15/37	75,000	76,345
Series 2005-C4, Class B, 5.29%, 08/15/38(a)	160,000	162,262
Series 2005-C6, Class B, 5.23%, 12/15/40(a)	280,000	286,600
DBCCRE Mortgage Trust, Series 2014-ARCP, Class C, 5.10%, 01/10/34(a)(b)	265,000	274,565
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31(b)	350,000	350,905
Federal Home Loan Mortgage Co. Multifamily Structured Pass Through Certificates Series K501, Class X1A, IO, 1.85%, 08/25/16(a)	3,186,950	72,695
Series K702, Class X1, IO, 1.69%, 02/25/18(a)	5,990,853	267,271
Series K715, Class A2, 2.86%, 01/25/21	285,000	291,524
Federal National Mortgage Association-ACES, Series 2006-M2, Class A2F, 5.26%, 05/25/20(a)	115,027	126,706
FREMF Mortgage Trust, Series 2010-K7, Class B, 5.62%, 04/25/20(a)(b)	565,000	623,629
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class F, 5.33%, 07/10/45(a)(b)	160,000	162,601
Government National Mortgage Association Series 2010-124, Class C, 3.39%, 03/16/45	175,000	178,109
Series 2010-74, Class IO, IO, 0.43%, 03/16/50(a)	2,356,234	59,790
Series 2011-67, Class B, 3.86%, 10/16/47(a)	270,000	278,174
Series 2012-115, Class IO, IO, 0.43%, 04/16/54(a)	2,240,459	94,058
Series 2012-115, Class A, 2.13%, 04/16/45	148,903	144,415
Series 2012-147, Class AE, 1.75%, 07/16/47	77,464	73,234
Series 2012-99, Class CI, IO, 1.04%, 10/16/49(a)	2,038,923	137,954

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AJ, 4.78%, 07/10/39	$280,000	$284,568
JP Morgan Chase Commercial Mortgage, Series 2004-LN2, Class B, 5.39%, 07/15/41(a)	160,000	162,891
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2014-FBLU, Class C, 2.15%, 12/15/28(a)(b)	255,000	255,318
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11, Series 2007-LD11, Class AM, 5.98%, 06/15/49(a)	150,000	157,595
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class D, 5.19%, 01/12/37(a)	59,719	59,803
LB-UBS Commercial Mortgage Trust Series 2005-C2, Class AJ, 5.20%, 04/15/30(a)	200,000	203,989
Series 2005-C3, Class AM, 4.79%, 07/15/40	430,000	439,755
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class AM, 5.11%, 07/12/38(a)	735,000	755,278
Series 2006-C2, Class AM, 5.78%, 08/12/43(a)	180,000	192,252
Series 2008-C1, Class A4, 5.69%, 02/12/51	374,754	412,502
Morgan Stanley Capital I, Series 2006-IQ12, Class AM, 5.37%, 12/15/43	145,000	156,041
Morgan Stanley Capital I Trust Series 2005-HQ6, Class D, 5.20%, 08/13/42(a)	100,000	101,309
Series 2007-HQ12, Class A2, 5.77%, 04/12/49(a)	70,505	70,758
Mortgage Pass Through Certificates, Series 2001-CIB2, Class D, 6.85%, 04/15/35(a)	155,000	156,902
Motel 6 Trust Series 2012-MTL6, Class A1, 1.50%, 10/05/25(b)	305,378	306,102
Series 2012-MTL6, Class A2, 1.95%, 10/05/25(b)	405,000	400,171
Series 2012-MTL6, Class XA1, IO, 3.17%, 10/05/25(a)(b)	2,340,000	11,602
NorthStar Mortgage Trust, Series 2012-1, Class A, 1.35%, 08/25/29(a)(b)	96,971	96,973
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class E, 5.26%, 02/11/36(a)(b)	63,763	63,873
RBSCF Trust, Series 2010-RR4, Class CMLA, 6.24%, 12/16/49(a)(b)	132,549	140,768
RREF LLC Series 2014-LT5, Class A, 2.85%, 05/15/24(b)	106,926	106,943
Series 2014-LT6, Class A, 2.75%, 09/15/24(b)	195,000	195,004
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4, 5.51%, 04/15/47	110,000	117,608
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.66%, 03/15/47	195,000	201,809

Total Commercial Mortgage Backed Securities (cost $11,658,226)		11,547,016

Corporate Bonds 42.3%

	Principal Amount	Market Value
Aerospace & Defense 0.2%
Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/19(b)	240,000	242,400
TransDigm, Inc., 6.00%, 07/15/22(b)	205,000	202,950

		445,350

Airlines 0.1%
American Airlines Pass Through Trust, Series 2014-1, Class A, 4.38%, 04/01/24	135,000	136,687
Series 2014-1, Class A, 3.70%, 10/01/26	235,000	234,107
Continental Airlines Pass Through Trust, Series 1992-2, Class B, 7.57%, 03/15/20	12,587	13,154

		383,948

Auto Components 0.3%
Allison Transmission, Inc., 7.13%, 05/15/19(b)	310,000	325,500
Pittsburgh Glass Works LLC, 8.00%, 11/15/18(b)	153,000	162,562

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Auto Components (continued)
Stackpole International Intermediate/Stackpole International Powder/Stackpl, 7.75%, 10/15/21(b)		$290,000	$291,450

			779,512

Automobiles 0.6%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 06/15/19		240,000	254,400
Geely Automobile Holdings Ltd., 5.25%, 10/06/19(b)		300,000	298,050
General Motors Co., 4.88%, 10/02/23		700,000	735,000
Volvo Treasury AB, 5.95%, 04/01/15(b)		445,000	455,841

			1,743,291

Banks 4.5%
ABN AMRO Bank NV, 1.04%, 10/28/16(a)(b)		300,000	302,564
Banco BMG SA, 8.00%, 04/15/18(b)(d)		275,000	292,875
Banco do Brasil SA, 3.75%, 07/25/18(b)	EUR	240,000	316,070
9.00%, 06/18/24(b)(e)		$940,000	919,347
Banco Inbursa SA Institucion de Banca Multiple, 4.13%, 06/06/24(b)		350,000	341,178
Banco Santander Brasil SA/Cayman Islands, 8.00%, 03/18/16(b)	BRL	300,000	117,353
Bank of America Corp., 4.75%, 08/01/15		$420,000	433,985
4.20%, 08/26/24		370,000	366,213
BBVA Banco Continental SA, 5.25%, 09/22/29(a)(b)(d)		300,000	302,855
BBVA US Senior SAU, 4.66%, 10/09/15		500,000	518,553
Citigroup, Inc., 6.25%, 06/29/17	NZD	150,000	121,606
5.50%, 09/13/25		$330,000	358,926
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 2.25%, 12/21/16	SEK	300,000	42,928
Corpbanca SA, 3.88%, 09/22/19(b)		$240,000	240,811
Discover Bank, 3.20%, 08/09/21		325,000	319,623
Fifth Third Bank, 2.88%, 10/01/21		400,000	393,797
Finansbank AS, 6.25%, 04/30/19(b)		500,000	519,058
Global Bank Corp., 4.75%, 10/05/17(b)		400,000	408,194
HSBC Holdings PLC, 6.38%, 09/17/24(e)		300,000	298,836
HSBC USA, Inc., 2.38%, 02/13/15		300,000	302,138
Intesa Sanpaolo SpA, 2.38%, 01/13/17		390,000	394,508
5.02%, 06/26/24(b)		475,000	461,408
JPMorgan Chase & Co., 2.92%, 09/19/17	CAD	675,000	615,216
4.25%, 11/02/18	NZD	200,000	152,684
3.88%, 09/10/24		$330,000	322,723
Korea Development Bank (The), 0.43%, 01/29/16	JPY	100,000,000	911,950
Lloyds Banking Group PLC, 7.50%, 06/27/24(e)		$625,000	643,750
National Savings Bank, 5.15%, 09/10/19(b)		250,000	249,136
Rabobank, Nederland NV, 11.00%, 06/30/19(b)(e)		513,000	677,160
TC Ziraat Bankasi AS, 4.25%, 07/03/19(b)		310,000	306,967
Turkiye Garanti Bankasi AS, 4.75%, 10/17/19(b)(d)		150,000	150,935
Turkiye Halk Bankasi AS, 4.75%, 06/04/19(b)		300,000	300,111
Wachovia Capital Trust III, 5.57%, 10/27/14(e)		320,000	308,800
Wells Fargo & Co., 4.10%, 06/03/26		385,000	382,942

			12,795,200

Beverages 0.4%
Anheuser-Busch InBev Finance, Inc., 3.70%, 02/01/24		290,000	291,863
Anheuser-Busch InBev Worldwide, Inc., 5.38%, 01/15/20		310,000	350,244
Beverages & More, Inc., 10.00%, 11/15/18(b)		370,000	347,800
Innovation Ventures LLC/Innovation Ventures Finance Corp., 9.50%, 08/15/19(b)(d)		220,000	215,600

			1,205,507

Biotechnology 0.0%†
Gilead Sciences, Inc., 4.80%, 04/01/44		125,000	131,179

Building Products 0.2%
CPG Merger Sub LLC, 8.00%, 10/01/21(b)		225,000	228,375
Reliance Intermediate Holdings LP, 9.50%, 12/15/19(b)		325,000	340,438

			568,813

Capital Markets 2.3%
Ameriprise Financial, Inc., 7.30%, 06/28/19		515,000	627,011
3.70%, 10/15/24		320,000	321,113
Bear Stearns Cos. LLC (The), 5.55%, 01/22/17		275,000	299,889
CDP Financial, Inc., 5.60%, 11/25/39(b)		270,000	341,306
Credit Suisse Group AG, 6.25%, 12/18/24(b)(e)		310,000	299,925

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Capital Markets (continued)
E*TRADE Financial Corp., 6.38%, 11/15/19		$200,000	$209,500
Financiera de Desarrollo Territorial SA Findeter, 7.88%, 08/12/24(b)	COP	862,000,000	433,427
Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37		$490,000	583,369
4.80%, 07/08/44		500,000	501,879
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(b)		335,000	347,998
Morgan Stanley, 0.71%, 10/15/15(a)		195,000	195,590
4.75%, 11/16/18	AUD	130,000	115,742
2.38%, 07/23/19		$320,000	314,604
3.13%, 08/05/21	CAD	340,000	301,199
4.35%, 09/08/26		$510,000	501,237
Nomura Holdings, Inc., 2.00%, 09/13/16		605,000	611,100
Oppenheimer Holdings, Inc., 8.75%, 04/15/18		125,000	132,188
TD Ameritrade Holding Corp., 4.15%, 12/01/14		310,000	311,931

			6,449,008

Chemicals 1.7%
Axiall Corp., 4.88%, 05/15/23		575,000	552,000
Braskem America Finance Co., 7.13%, 07/22/41(b)		560,000	555,477
Braskem Finance Ltd., 6.45%, 02/03/24		950,000	988,000
Eagle Spinco, Inc., 4.63%, 02/15/21		280,000	269,500
Momentive Performance Materials, Inc., 8.88%, 10/15/20(f)		190,000	170,525
NOVA Chemicals Corp., 5.25%, 08/01/23(b)		730,000	766,500
Nufarm Australia Ltd., 6.38%, 10/15/19(b)		190,000	194,037
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		725,000	748,562
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 05/01/21(b)		300,000	320,063
Yingde Gases Investment Ltd., 7.25%, 02/28/20(b)		250,000	246,550

			4,811,214

Commercial Services & Supplies 0.8%
ADT Corp. (The), 6.25%, 10/15/21(d)		95,000	98,325
Atento Luxco 1 SA, 7.38%, 01/29/20		350,000	357,875
Cenveo Corp., 11.50%, 05/15/17		100,000	103,000
6.00%, 08/01/19(b)		200,000	187,500
8.50%, 09/15/22(b)(d)		375,000	350,625
Clean Harbors, Inc., 5.13%, 06/01/21		200,000	198,250
Covanta Holding Corp., 5.88%, 03/01/24		220,000	218,900
Monitronics International, Inc., 9.13%, 04/01/20		285,000	293,550
PHH Corp., 6.38%, 08/15/21		150,000	146,250
Quad/Graphics, Inc., 7.00%, 05/01/22(b)		230,000	221,950

			2,176,225

Communications Equipment 0.7%
Avaya, Inc., 9.00%, 04/01/19(b)(d)		670,000	681,725
10.50%, 03/01/21(b)		250,000	218,750
Brightstar Corp., 9.50%, 12/01/16(b)		175,000	185,281
Nokia OYJ, 6.63%, 05/15/39		745,000	784,448

			1,870,204

Construction & Engineering 0.4%
AECOM Technology Corp., 5.75%, 10/15/22(b)		170,000	170,453
OAS Finance Ltd., 8.00%, 07/02/21(b)		80,000	76,800
Odebrecht Finance Ltd., 8.25%, 04/25/18(b)	BRL	530,000	194,873
Odebrecht Offshore Drilling Finance Ltd., 6.63%, 10/01/22(b)		$317,233	326,809
Transfield Services Ltd., 8.38%, 05/15/20(b)		115,000	119,600
Zachry Holdings, Inc., 7.50%, 02/01/20(b)		190,000	196,175

			1,084,710

Construction Materials 0.2%
Cemex Finance LLC, 9.38%, 10/12/22(b)		200,000	225,500
Cemex SAB de CV, 5.70%, 01/11/25(b)		410,000	395,650

			621,150

Consumer Finance 0.4%
Ally Financial, Inc., 5.50%, 02/15/17		85,000	87,656
International Lease Finance Corp., 4.88%, 04/01/15		420,000	423,150
Synchrony Financial, 3.75%, 08/15/21		360,000	362,526
TMX Finance LLC/TitleMax Finance Corp., 8.50%, 09/15/18(b)		250,000	253,750

			1,127,082

Containers & Packaging 0.2%
Ardagh Finance Holdings SA, 8.63%, 06/15/19(b)(d)(g)		200,000	201,250
Berry Plastics Corp., 5.50%, 05/15/22		250,000	241,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Containers & Packaging (continued)
Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.13%, 07/15/20(b)		$250,000	$240,312

			682,812

Diversified Financial Services 1.1%
Apollo Management Holdings LP, 4.00%, 05/30/24(b)		355,000	355,047
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18(b)		120,000	126,000
7.00%, 04/01/21(b)(d)		185,000	142,450
Brazil Loan Trust 1, 5.48%, 07/24/23(b)		267,000	269,002
Corp. Financiera de Desarrollo SA, 5.25%, 07/15/29(a)(b)		200,000	202,750
Dubai Holding Commercial Operations MTN Ltd., 6.00%, 02/01/17	GBP	150,000	249,904
Federal Grid Co. OJS via Federal Grid Finance Ltd., 8.45%, 03/13/19	RUB	20,000,000	460,115
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.88%, 02/01/22		$425,000	425,000
iPayment Holdings, Inc., 15.00%, 11/15/18(g)		193,670	63,427
iPayment, Inc., 10.25%, 05/15/18(d)		225,000	199,688
ROC Finance LLC/ROC Finance 1 Corp., 12.13%, 09/01/18(b)		350,000	376,250
Stena International SA, 5.75%, 03/01/24(b)		325,000	323,296

			3,192,929

Diversified Telecommunication Services 3.0%
Altice SA, 7.75%, 05/15/22(b)		350,000	356,125
Bellsouth Capital Funding Corp., 7.88%, 02/15/30		290,000	389,715
Bharti Airtel International Netherlands BV, 5.13%, 03/11/23(b)		500,000	524,445
Empresa de Telecomunicaciones de Bogota, 7.00%, 01/17/23(b)	COP	1,305,000,000	597,246
Level 3 Financing, Inc., 3.82%, 01/15/18(a)(b)		$450,000	444,938
8.63%, 07/15/20		150,000	162,375
Sprint Capital Corp., 8.75%, 03/15/32		1,340,000	1,463,950
Telecom Italia SpA, 5.30%, 05/30/24(b)		245,000	240,254
Telefonica del Peru SAA, 8.00%, 04/11/16	PEN	2,586,667	918,285
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15		$300,000	303,822
Telemar Norte Leste SA, 9.50%, 04/23/19(b)		210,000	234,150
TELUS Corp., 5.05%, 12/04/19	CAD	65,000	64,306
Verizon Communications, Inc., 5.15%, 09/15/23		$1,405,000	1,553,601
6.55%, 09/15/43		292,000	360,541
5.01%, 08/21/54(b)		60,000	60,268
Virgin Media Secured Finance PLC, 5.38%, 04/15/21(b)		225,000	226,688
Wind Acquisition Finance SA, 7.38%, 04/23/21(b)		355,000	356,331
Windstream Corp., 7.50%, 06/01/22		215,000	226,019

			8,483,059

Electric Utilities 1.1%
AES Corp., 9.75%, 04/15/16		141,000	155,805
3.23%, 06/01/19(a)		140,000	138,600
Carolina Power & Light Co., 4.10%, 03/15/43		300,000	297,713
Commonwealth Edison Co., 5.80%, 03/15/18		375,000	425,095
Elwood Energy LLC, 8.16%, 07/05/26		72,882	81,628
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20		309,000	26,651
Great Plains Energy, Inc., 5.29%, 06/15/22(c)		350,000	398,125
Israel Electric Corp. Ltd., 5.63%, 06/21/18		300,000	318,920
Monongahela Power Co., 4.10%, 04/15/24(b)(d)		210,000	220,349
5.40%, 12/15/43(b)		225,000	257,081
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(b)		830,000	813,763

			3,133,730

Energy Equipment & Services 0.3%
Forbes Energy Services Ltd., 9.00%, 06/15/19		165,000	165,000
Weatherford International Ltd., 6.00%, 03/15/18		140,000	157,483
5.13%, 09/15/20		400,000	438,243

			760,726

Food & Staples Retailing 0.4%
CST Brands, Inc., 5.00%, 05/01/23		210,000	204,750
CVS Caremark Corp., 3.25%, 05/18/15		305,000	310,330
Sysco Corp., 3.00%, 10/02/21		520,000	519,420

			1,034,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Food Products 1.0%
ConAgra Foods, Inc., 4.95%, 08/15/20	$425,000	$466,159
JBS Investments GmbH, 7.75%, 10/28/20(b)	700,000	743,750
Marfrig Overseas Ltd., 9.50%, 05/04/20(b)	980,000	1,036,350
Pinnacle Operating Corp., 9.00%, 11/15/20(b)	190,000	204,250
Simmons Foods, Inc., 7.88%, 10/01/21(b)	275,000	274,312

		2,724,821

Gas Utilities 1.5%
Access Midstream Partners LP/ACMP Finance Corp., 4.88%, 03/15/24	320,000	325,600
CenterPoint Energy Resources Corp., 6.25%, 02/01/37	70,000	85,165
Energy Transfer Partners LP, 6.05%, 06/01/41	150,000	163,327
Enterprise Products Operating LLC, 5.25%, 01/31/20	505,000	568,958
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38(b)	150,000	157,875
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 02/15/21	285,000	282,150
GNL Quintero SA, 4.63%, 07/31/29(b)	280,000	279,300
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21	310,000	305,999
5.50%, 03/01/44	340,000	338,715
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 07/15/23	80,000	77,400
Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22	175,000	182,437
4.50%, 11/01/23	60,000	57,600
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24(b)	235,000	238,525
Sabine Pass LNG LP, 7.50%, 11/30/16	110,000	117,012
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.38%, 08/01/22	120,000	128,100
5.25%, 05/01/23	155,000	156,163
4.25%, 11/15/23	70,000	67,025
Tennessee Gas Pipeline Co. LLC, 8.38%, 06/15/32	290,000	390,105
Williams Partners LP, 7.25%, 02/01/17	280,000	315,353

		4,236,809

Health Care Equipment & Supplies 0.1%
NBTY, Inc., 9.00%, 10/01/18	250,000	262,188

Health Care Providers & Services 1.5%
Boston Scientific Corp., 6.00%, 01/15/20	265,000	302,456
CareFusion Corp., 6.38%, 08/01/19	185,000	211,878
CHS/Community Health Systems, Inc., 5.13%, 08/01/21(b)	200,000	200,500
HCA, Inc., 5.00%, 03/15/24	475,000	467,281
Hospira, Inc., 5.20%, 08/12/20	480,000	516,553
Humana, Inc., 6.45%, 06/01/16	135,000	146,813
3.85%, 10/01/24	220,000	220,034
4.95%, 10/01/44	280,000	281,923
Life Technologies Corp., 6.00%, 03/01/20	445,000	514,347
Medco Health Solutions, Inc., 4.13%, 09/15/20	230,000	245,299
OnCure Holdings, Inc., 11.75%, 05/15/17	250,000	0
Service Corp. International, 5.38%, 05/15/24(b)	175,000	176,094
7.50%, 04/01/27	325,000	361,156
UnitedHealth Group, Inc., 3.88%, 10/15/20	305,000	325,851
Universal Hospital Services, Inc., 7.63%, 08/15/20	375,000	360,000

		4,330,185

Hotels, Restaurants & Leisure 1.0%
Arcos Dorados Holdings, Inc., 6.63%, 09/27/23(b)(d)	700,000	700,350
Caesars Entertainment Operating Co., Inc., 11.25%, 06/01/17	525,000	406,219
12.75%, 04/15/18	250,000	63,750
Carrols Restaurant Group, Inc., 11.25%, 05/15/18	200,000	217,500
CEC Entertainment, Inc., 8.00%, 02/15/22(b)(d)	225,000	210,375
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 01/15/20	425,000	443,062
Ruby Tuesday, Inc., 7.63%, 05/15/20(d)	275,000	272,250
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 6.38%, 06/01/21(b)	400,000	378,000
Yum! Brands, Inc., 4.25%, 09/15/15	275,000	283,676

		2,975,182

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Household Durables 0.4%
NVR, Inc., 3.95%, 09/15/22	$380,000	$383,151
Springs Industries, Inc., 6.25%, 06/01/21	201,000	197,483
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.75%, 04/15/20(b)	200,000	212,500
Weyerhaeuser Real Estate Co., 4.38%, 06/15/19(b)	250,000	244,375

		1,037,509

Household Products 0.3%
American Achievement Corp., 10.88%, 04/15/16(b)	115,000	113,562
Prestige Brands, Inc., 8.13%, 02/01/20	190,000	202,825
5.38%, 12/15/21(b)	200,000	189,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.88%, 08/15/19	200,000	215,250

		721,137

Industrial Conglomerates 0.2%
Bombardier, Inc., 6.13%, 01/15/23(b)(d)	210,000	210,000
General Electric Co., 5.25%, 12/06/17	220,000	244,368
4.50%, 03/11/44	225,000	233,398

		687,766

Information Technology Services 0.1%
First Data Corp., 11.75%, 08/15/21	20,000	23,150
First Data Holdings, Inc., 14.50%, 09/24/19(b)(g)	62,418	66,319
SunGard Availability Services Capital, Inc., 8.75%, 04/01/22(b)	275,000	209,000

		298,469

Insurance 0.4%
A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20(b)	250,000	258,437
Mutual of Omaha Insurance Co., 4.30%, 07/15/54(a)(b)	340,000	339,692
USF&G Capital III, 8.31%, 07/01/46(b)	260,000	368,851
Willis Group Holdings PLC, 4.13%, 03/15/16	255,000	264,876

		1,231,856

Internet & Catalog Retail 0.4%
Amazon.com, Inc., 1.20%, 11/29/17	325,000	321,768
QVC, Inc., 4.38%, 03/15/23	700,000	699,359
5.45%, 08/15/34(b)	240,000	236,106

		1,257,233

Internet Software & Services 0.3%
Baidu, Inc., 3.25%, 08/06/18	280,000	288,172
Equinix, Inc., 5.38%, 04/01/23	150,000	147,750
Symantec Corp., 2.75%, 06/15/17	165,000	168,743
Tencent Holdings Ltd., 3.38%, 05/02/19(b)	295,000	298,039

		902,704

Machinery 0.1%
CNH Industrial Capital LLC, 3.38%, 07/15/19(b)	120,000	112,800
Liberty Tire Recycling, 11.00%, 10/01/16(b)	275,000	260,563

		373,363

Marine 0.3%
Horizon Lines LLC, 11.00%, 10/15/16	74,000	74,185
15.00%, 10/15/16(g)	169,557	156,204
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21	225,000	224,438
Pelabuhan Indonesia III PT, 4.88%, 10/01/24(b)	280,000	275,100

		729,927

Media 2.6%
21st Century Fox America, Inc., 3.70%, 09/15/24(b)	295,000	293,591
Avanti Communications Group PLC, 10.00%, 10/01/19(b)	375,000	373,125
British Sky Broadcasting Group PLC, 6.10%, 02/15/18(b)	265,000	298,593
CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 04/30/21	175,000	182,437
Cengage Learning Acquisitions, Inc., 11.50%, 04/15/20(b)(h)	60,000	0
Clear Channel Worldwide Holdings, Inc., 7.63%, 03/15/20	275,000	283,250
6.50%, 11/15/22	150,000	152,625
Comcast Corp., 3.60%, 03/01/24	385,000	391,840
CSC Holdings LLC, 5.25%, 06/01/24(b)(d)	400,000	384,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.00%, 03/01/21	285,000	314,901
4.45%, 04/01/24	255,000	265,468
DISH DBS Corp., 5.88%, 07/15/22	430,000	438,600

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Media (continued)
DreamWorks Animation SKG, Inc., 6.88%, 08/15/20(b)		$250,000	$261,250
Grupo Televisa SAB, 7.25%, 05/14/43	MXN	5,500,000	344,490
Hughes Satellite Systems Corp., 7.63%, 06/15/21		$150,000	164,250
iHeartCommunications, Inc., 10.00%, 01/15/18(d)		225,000	189,000
Intelsat Luxembourg SA, 7.75%, 06/01/21		200,000	203,500
Numericable Group SA, 5.63%, 05/15/24(b)	EUR	300,000	390,756
SiTV LLC/SiTV Finance, Inc., 10.38%, 07/01/19(b)		$250,000	247,813
Time Warner Cable, Inc., 5.00%, 02/01/20		405,000	449,445
6.55%, 05/01/37		250,000	314,903
7.30%, 07/01/38		275,000	373,896
Univision Communications, Inc., 6.75%, 09/15/22(b)		200,000	214,500
Visant Corp., 10.00%, 10/01/17		320,000	285,600
WMG Acquisition Corp., 6.75%, 04/15/22(b)		450,000	433,125

			7,250,958

Metals & Mining 1.8%
Aleris International, Inc., 7.88%, 11/01/20		240,000	238,200
Alpha Natural Resources, Inc., 7.50%, 08/01/20(b)(d)		210,000	187,425
ArcelorMittal, 4.25%, 08/05/15		120,000	120,900
6.75%, 02/25/22		270,000	288,833
7.25%, 03/01/41		455,000	456,137
Arch Coal, Inc., 8.00%, 01/15/19(b)(d)		245,000	210,700
Barrick Gold Corp., 4.10%, 05/01/23(d)		315,000	302,897
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23		275,000	287,605
Evraz Group SA, 6.75%, 04/27/18		200,000	192,000
First Quantum Minerals Ltd., 7.25%, 05/15/22(b)		325,000	332,312
FMG Resources (August 2006) Pty Ltd., 6.88%, 04/01/22(b)(d)		230,000	233,450
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 03/15/20		360,000	357,683
Magnetation LLC/Mag Finance Corp., 11.00%, 05/15/18(b)		220,000	221,650
Midwest Vanadium Pty Ltd., 12.35%, 02/15/18(b)(f)		150,000	21,000
New Gold, Inc., 6.25%, 11/15/22(b)		145,000	146,450
Rio Tinto Finance USA PLC, 1.38%, 06/17/16		340,000	342,168
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 05/01/22(b)		275,000	262,625
Southern Copper Corp., 6.38%, 07/27/15		200,000	208,328
Tupy Overseas SA, 6.63%, 07/17/24(b)		200,000	204,000
Vale Overseas Ltd., 8.25%, 01/17/34		320,000	404,598
Vale SA, 4.38%, 03/24/18	EUR	100,000	140,701

			5,159,662

Multi-Utilities & Unregulated Power 0.2%
Calpine Corp., 5.38%, 01/15/23		$255,000	248,625
NRG Energy, Inc., 7.88%, 05/15/21		285,000	304,950

			553,575

Oil, Gas & Consumable Fuels 4.7%
Antero Resources Finance Corp., 6.00%, 12/01/20		340,000	349,350
Athlon Holdings LP/Athlon Finance Corp., 6.00%, 05/01/22(b)		205,000	219,862
Bonanza Creek Energy, Inc., 6.75%, 04/15/21		70,000	72,100
5.75%, 02/01/23		200,000	192,000
BP Capital Markets PLC, 3.25%, 05/06/22		250,000	248,949
California Resources Corp., 5.00%, 01/15/20(b)		140,000	141,925
Chaparral Energy, Inc., 7.63%, 11/15/22		185,000	191,475
Chesapeake Energy Corp., 3.48%, 04/15/19(a)		325,000	325,406
6.63%, 08/15/20		330,000	363,000
6.88%, 11/15/20		420,000	468,300
Chevron Corp., 3.19%, 06/24/23		320,000	322,256
Continental Resources, Inc., 5.00%, 09/15/22		375,000	394,889
Ecopetrol SA, 4.13%, 01/16/25		180,000	173,475
5.88%, 05/28/45		90,000	91,800
Energy XXI Gulf Coast, Inc., 6.88%, 03/15/24(b)		245,000	230,300
Hercules Offshore, Inc., 7.50%, 10/01/21(b)(d)		210,000	169,050
Indian Oil Corp. Ltd., 5.63%, 08/02/21		200,000	216,384
5.63%, 08/02/21		200,000	216,384
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 02/01/21		245,000	248,062

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Oil, Gas & Consumable Fuels (continued)
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 05/01/21		$200,000	$201,000
Midstates Petroleum Co., Inc./Midstates Petroleum Co LLC, 9.25%, 06/01/21		145,000	142,281
Oasis Petroleum, Inc., 6.88%, 03/15/22		185,000	196,100
Pacific Rubiales Energy Corp., 7.25%, 12/12/21(b)		170,000	184,557
5.63%, 01/19/25(b)(d)		340,000	322,638
Paragon Offshore PLC, 7.25%, 08/15/24(b)(d)		195,000	164,775
Penn Virginia Corp., 8.50%, 05/01/20		200,000	211,500
Pertamina Persero PT, 6.45%, 05/30/44(b)		100,000	101,000
Petrobras Global Finance BV, 6.25%, 03/17/24		195,000	204,829
Petroleos de Venezuela SA, 4.90%, 10/28/14		240,000	235,560
4.90%, 10/28/14		120,000	117,600
5.00%, 10/28/15		975,000	838,500
9.00%, 11/17/21		1,055,000	709,012
6.00%, 05/16/24		1,300,000	676,000
Petroleos Mexicanos, 7.19%, 09/12/24(b)	MXN	8,475,000	632,636
6.38%, 01/23/45(b)		$850,000	954,948
Range Resources Corp., 5.00%, 03/15/23		190,000	195,700
Resolute Energy Corp., 8.50%, 05/01/20		225,000	226,125
Samson Investment Co., 9.75%, 02/15/20		260,000	239,200
Sanchez Energy Corp., 6.13%, 01/15/23(b)		255,000	252,450
SandRidge Energy, Inc., 8.13%, 10/15/22		185,000	184,538
Seventy Seven Energy, Inc., 6.50%, 07/15/22(b)		110,000	107,800
Total Capital Canada Ltd., 2.75%, 07/15/23		365,000	354,472
Total Capital SA, 2.13%, 08/10/18		475,000	479,486
Transocean, Inc., 6.38%, 12/15/21		275,000	292,346
Ultra Petroleum Corp., 5.75%, 12/15/18(b)		185,000	185,925
WPX Energy, Inc., 6.00%, 01/15/22		380,000	391,400

			13,437,345

Paper & Forest Products 0.4%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17(b)		150,000	156,990
Catalyst Paper Corp., 11.00%, 10/30/17(g)		275,000	234,437
Georgia-Pacific LLC, 8.88%, 05/15/31		235,000	354,177
Norske Skogindustrier ASA, 6.13%, 10/15/15(b)		405,000	369,563

			1,115,167

Personal Products 0.1%
First Quality Finance Co., Inc., 4.63%, 05/15/21(b)		195,000	182,813

Pharmaceuticals 0.8%
Endo Finance LLC & Endo Finco, Inc., 5.38%, 01/15/23(b)		400,000	382,000
Forest Laboratories, Inc., 4.88%, 02/15/21(b)		970,000	1,033,050
Pfizer, Inc., 6.20%, 03/15/19		265,000	309,336
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22		360,000	343,788
VPI Escrow Corp., 6.38%, 10/15/20(b)		300,000	308,250

			2,376,424

Real Estate Investment Trusts (REITs) 0.4%
American Tower Trust I, Class 2A, 3.07%, 03/15/23(b)		400,000	390,250
Crown Castle International Corp., 5.25%, 01/15/23		205,000	202,181
Geo Group, Inc. (The), 5.13%, 04/01/23		265,000	255,725
5.88%, 10/15/24		200,000	201,000

			1,049,156

Real Estate Management & Development 0.1%
KWG Property Holding Ltd., 13.25%, 03/22/17		200,000	226,600

Road & Rail 0.5%
Ahern Rentals, Inc., 9.50%, 06/15/18(b)(d)		195,000	208,650
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 2.98%, 12/01/17(a)		450,000	448,312
Bristow Group, Inc., 6.25%, 10/15/22		210,000	217,875
Light Tower Rentals, Inc., 8.13%, 08/01/19(b)		115,000	116,294

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Road & Rail (continued)
syncreon Group BV/syncreon Global Finance US, Inc., 8.63%, 11/01/21(b)		$200,000	$197,500
United Rentals North America, Inc., 7.63%, 04/15/22		215,000	232,738

			1,421,369

Semiconductors & Semiconductor Equipment 0.6%
Advanced Micro Devices, Inc., 7.50%, 08/15/22(d)		830,000	846,600
Samsung Electronics America, Inc., 1.75%, 04/10/17(b)		600,000	603,045
Semiconductor Manufacturing International Corp., 4.13%, 10/07/19(b)		280,000	276,648

			1,726,293

Software 0.5%
Boxer Parent Co., Inc., 9.75%, 10/15/19(b)(g)		400,000	372,000
NCR Corp., 5.00%, 07/15/22		150,000	148,125
Oracle Corp., 2.25%, 10/08/19		520,000	517,566
Rolta Americas LLC, 8.88%, 07/24/19(b)		260,000	266,825

			1,304,516

Specialty Retail 0.4%
Guitar Center, Inc., 9.63%, 04/15/20(b)(d)		310,000	237,925
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19(b)(g)		180,000	167,400
L Brands, Inc., 5.63%, 10/15/23		190,000	198,075
Men’s Wearhouse, Inc. (The), 7.00%, 07/01/22(b)(d)		240,000	243,600
O’Reilly Automotive, Inc., 3.80%, 09/01/22		165,000	168,531

			1,015,531

Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc., 2.85%, 05/06/21		295,000	295,035
Hewlett-Packard Co., 6.00%, 09/15/41		410,000	467,281
Seagate HDD Cayman, 4.75%, 06/01/23		355,000	358,106

			1,120,422

Textiles, Apparel & Luxury Goods 0.1%
Wolverine World Wide, Inc., 6.13%, 10/15/20		235,000	245,575

Tobacco 0.3%
Altria Group, Inc., 9.95%, 11/10/38		40,000	66,206
10.20%, 02/06/39		167,000	283,039
Lorillard Tobacco Co., 6.88%, 05/01/20		500,000	586,212

			935,457

Transportation Infrastructure 0.2%
DP World Ltd., 6.85%, 07/02/37(b)		300,000	337,033
ENA Norte Trust, 4.95%, 04/25/23(b)		321,041	330,857

			667,890

Wireless Telecommunication Services 1.7%
America Movil SAB de CV, 6.00%, 06/09/19	MXN	8,710,000	652,980
8.46%, 12/18/36		11,000,000	793,391
Crown Castle Towers LLC, 4.17%, 08/15/17(b)		$370,000	384,815
Digicel Group Ltd., 8.25%, 09/30/20(b)		200,000	206,000
7.13%, 04/01/22(b)		725,000	725,000
NII Capital Corp., 10.00%, 08/15/16(f)		495,000	141,075
7.63%, 04/01/21(f)		495,000	95,287
NII International Telecom SCA, 7.88%, 08/15/19(b)(d)(f)		150,000	100,500
Sprint Corp., 7.88%, 09/15/23(b)		215,000	228,438
Sprint Nextel Corp., 7.00%, 08/15/20		220,000	229,900
Telemovil Finance Co. Ltd., 8.00%, 10/01/17		350,000	359,187
8.00%, 10/01/17(b)		100,000	102,625
T-Mobile USA, Inc., 6.63%, 04/28/21		245,000	251,125
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 02/02/21(b)		260,000	267,800
VimpelCom Holdings BV, 5.95%, 02/13/23(b)		260,000	238,927

			4,777,050

Total Corporate Bonds (cost $121,755,306)			119,815,101

Municipal Bonds 0.6%

	Principal Amount		Market Value

Arizona 0.1%
La Paz County, Industrial Development Authority, Correction Services, 7.00%, 03/01/34		340,000	339,650

Georgia 0.5%
Municipal Electric Authority of Georgia 6.64%, 04/01/57		675,000	846,052
7.06%, 04/01/57		440,000	496,588

			1,342,640

Total Municipal Bonds (cost $1,439,060)			1,682,290

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds 16.8%

	Principal Amount		Market Value
ARGENTINA 0.2%
Argentina Boden Bonds, 7.00%, 10/03/15		$370,000	$331,366
Argentine Republic Government International Bond, 2.26%, 12/31/38	EUR	370,000	233,664

			565,030

AUSTRIA 0.3%
Austria Government Bond, 1.65%, 10/21/24(b)		645,000	852,416

BAHRAIN 0.1%
Bahrain Government International Bond, 6.00%, 09/19/44(b)		$200,000	202,000

BELARUS 0.2%
Republic of Belarus, 8.75%, 08/03/15		450,000	459,000

BELGIUM 0.1%
Belgium Government Bond, 3.75%, 06/22/45	EUR	188,762	310,167

BRAZIL 1.0%
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/18	BRL	2,200,000	614,517
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17		3,030,000	1,170,602
10.00%, 01/01/23		1,391,000	498,630
Brazilian Government International Bond, 5.00%, 01/27/45		$700,000	655,456

			2,939,205

CANADA 0.6%
Province of Quebec Canada, 4.50%, 12/01/20	CAD	480,000	480,024
Canadian Government Bond, 1.25%, 03/01/18		275,000	244,421
Province of Manitoba Canada, 1.75%, 05/30/19		$1,000,000	987,625

			1,712,070

CAYMAN ISLANDS 0.1%
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28(b)		110,000	107,934
Cayman Islands Government Bond, 5.95%, 11/24/19(b)		65,000	74,831

			182,765

COLOMBIA 0.2%
Colombia Government International Bond, 4.38%, 03/21/23	COP	1,142,000,000	487,537

COSTA RICA 0.2%
Costa Rica Government International Bond, 10.00%, 08/01/20(b)		$365,000	461,725

CROATIA 0.5%
Croatia Government International Bond, 6.75%, 11/05/19(b)(d)		600,000	660,000
3.88%, 05/30/22	EUR	594,000	753,860

			1,413,860

ECUADOR 0.2%
Ecuador Government International Bond, 9.38%, 12/15/15		$160,000	168,000
7.95%, 06/20/24(b)		475,000	496,375

			664,375

GERMANY 0.7%
KFW, 3.75%, 06/14/18	NZD	500,000	383,347
2.00%, 12/06/18	GBP	170,000	278,133
Bundesrepublik Deutschland, 2.00%, 08/15/23	EUR	290,000	404,727
4.75%, 07/04/28		375,000	676,353
Bundesobligation, 0.25%, 04/13/18		200,000	254,985

			1,997,545

GHANA 0.3%
Republic of Ghana, 8.13%, 01/18/26(b)		$950,000	953,562

GUATEMALA 0.1%
Guatemala Government Bond, 4.88%, 02/13/28(b)		300,000	306,000

HUNGARY 1.1%
Hungary Government Bond, 4.00%, 04/25/18	HUF	253,000,000	1,054,871
Hungary Government International Bond, 2.11%, 10/26/17	JPY	100,000,000	919,558
5.75%, 06/11/18	EUR	200,000	285,906
4.00%, 03/25/19		$370,000	378,325
5.38%, 03/25/24		340,000	359,975
MFB Magyar Fejlesztesi Bank Zrt, 6.25%, 10/21/20(b)		205,000	225,820

			3,224,455

INDONESIA 1.2%
Indonesia Government International Bond, 7.50%, 01/15/16(b)		250,000	268,125
2.88%, 07/08/21(b)	EUR	300,000	381,757
3.38%, 04/15/23(b)		$150,000	139,500
6.63%, 02/17/37(b)		380,000	429,400
Indonesia Treasury Bond, 7.00%, 05/15/22	IDR	8,138,000,000	621,747
5.63%, 05/15/23		7,528,000,000	516,253
Perusahaan Penerbit SBSN Indonesia, 6.13%, 03/15/19(b)		$100,000	110,446
3.30%, 11/21/22(b)		900,000	828,454

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value
INDONESIA (continued)
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 09/10/24(b)		$190,000	$188,575

			3,484,257

ITALY 0.1%
Italy Buoni Poliennali Del Tesoro, 4.75%, 09/01/44(b)	EUR	205,000	313,158

IVORY COAST 0.2%
Ivory Coast Government International Bond, 5.75%, 12/31/32(c)		$556,000	530,980

KENYA 0.1%
Kenya Government International Bond, 6.88%, 06/24/24(b)		250,000	265,938

LATVIA 0.1%
Republic of Latvia, 2.63%, 01/21/21(b)	EUR	220,000	294,842

LITHUANIA 0.2%
Lithuania Government International Bond, 6.13%, 03/09/21(b)		$400,000	460,061

MALAYSIA 0.7%
Malaysia Government Bond, 3.65%, 10/31/19	MYR	3,840,000	1,169,090
4.18%, 07/15/24	MYR	2,623,000	817,134

			1,986,224

MEXICO 0.6%
Mexican Udibonos, 4.50%, 11/22/35	MXN	2,797,667	243,296
Mexican Bonos, 7.75%, 05/29/31		17,910,400	1,505,276

			1,748,572

MONTENEGRO 0.2%
Montenegro Government International Bond, 5.38%, 05/20/19(b)	EUR	310,000	416,742

NEW ZEALAND 0.7%
New Zealand Government Bond, 3.00%, 04/15/20	NZD	2,766,000	2,047,314

PARAGUAY 0.1%
Republic of Paraguay, 6.10%, 08/11/44(b)		$250,000	264,375

POLAND 0.4%
Poland Government Bond, 3.75%, 04/25/18	PLN	1,700,000	539,919
3.25%, 07/25/19		1,750,000	551,304

			1,091,223

PORTUGAL 0.2%
Portugal Obrigacoes do Tesouro OT, 5.65%, 02/15/24(b)	EUR	400,000	606,162

ROMANIA 0.4%
Romania Government Bond, 5.95%, 06/11/21	RON	1,080,000	340,177
Romanian Government International Bond, 4.88%, 11/07/19	EUR	575,000	823,222

			1,163,399

RUSSIA 0.0%†
Russian Foreign Bond - Eurobond, 7.50%, 03/31/30(c)		$62,191	69,887

SLOVENIA 0.7%
Slovenia Government Bond, 4.63%, 09/09/24	EUR	188,000	277,203
Slovenia Government International Bond, 4.75%, 05/10/18(b)		$200,000	213,750
5.50%, 10/26/22(b)		640,000	693,600
5.25%, 02/18/24(b)		765,000	814,725

			1,999,278

SOUTH AFRICA 0.2%
South Africa Government Bond, 6.50%, 02/28/41	ZAR	3,320,000	221,810
8.25%, 09/15/17	ZAR	5,000,000	456,126

			677,936

SOUTH KOREA 0.2%
Republic of Korea, 2.13%, 06/10/24	EUR	435,000	568,541

SPAIN 0.1%
Spain Government Bond, 5.15%, 10/31/44(b)		200,000	330,887

SRI LANKA 0.2%
Sri Lanka Government International Bond, 6.00%, 01/14/19(b)		$450,000	477,000

SUPRANATIONAL 1.6%
European Bank for Reconstruction & Development, 5.00%, 05/28/15	INR	48,050,000	767,643
International Finance Corp., 7.75%, 12/03/16		21,000,000	346,973
7.80%, 06/03/19		21,190,000	364,867
European Investment Bank, 2.25%, 03/07/20	GBP	100,000	163,595
International Bank for Reconstruction & Development, 2.38%, 09/26/16	CNY	3,110,000	506,443
3.75%, 05/19/17	NOK	1,800,000	293,711
1.38%, 06/23/19	SEK	3,500,000	495,195
Inter-American Development Bank, 7.25%, 07/17/17	IDR	11,500,000,000	934,487
Eastern and Southern African Trade and Development Bank, 6.88%, 01/09/16		$320,000	331,200
Corp. Andina de Fomento, 4.38%, 06/15/22		280,000	298,194

			4,502,308

SWEDEN 0.5%
Sweden Government Bond, 4.25%, 03/12/19	SEK	1,750,000	281,567
3.50%, 06/01/22		4,750,000	770,525
Kommuninvest I Sverige AB, 1.82%, 11/15/16(a)	NOK	3,000,000	464,924

			1,517,016

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value
THAILAND 0.3%
Thailand Government Bond, 3.88%, 06/13/19	THB	28,000,000	$898,459

TURKEY 0.7%
Turkey Government International Bond, 4.13%, 04/11/23	EUR	360,000	477,132
5.75%, 03/22/24		$405,000	430,312
Turkey Government Bond, 10.50%, 01/15/20	TRY	1,487,000	679,962
Hazine Mustesarligi Varlik Kiralama AS, 4.56%, 10/10/18(b)		$375,000	388,322

			1,975,728

UKRAINE 0.3%
Ukraine Government International Bond, 6.88%, 09/23/15(b)(d)		490,000	433,650
6.25%, 06/17/16(b)		390,000	334,425

			768,075

UNITED KINGDOM 0.6%
United Kingdom Gilt, 5.00%, 03/07/18	GBP	635,000	1,153,611
4.75%, 12/07/30		200,000	407,167

			1,560,778

VENEZUELA 0.3%
Venezuela Government International Bond, 7.75%, 10/13/19		$170,000	121,125
6.00%, 12/09/20		200,000	123,500
11.75%, 10/21/26		365,000	283,613
9.25%, 09/15/27(d)		520,000	365,300
9.25%, 05/07/28		120,000	82,020

			975,558

Total Sovereign Bonds (cost $49,306,120)			47,726,410

U.S. Government Mortgage Backed Agencies 14.4%

	Principal Amount		Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# C90381 7.50%, 11/01/20		308	345
Pool# C00712 6.50%, 02/01/29		6,680	7,671
Pool# C41531 8.00%, 08/01/30		1,460	1,775
Pool# C42327 8.00%, 09/01/30		879	1,068
Pool# C01104 8.00%, 12/01/30		10,487	12,703
Pool# C48997 8.00%, 03/01/31		27,063	31,883
Pool# C49587 8.00%, 03/01/31		17,167	20,913
Pool# C50477 8.00%, 04/01/31		21,946	26,529
Pool# C53381 8.00%, 06/01/31		2,918	3,532
Pool# C69951 6.50%, 08/01/32		19,094	22,076
Pool# Q09258 3.00%, 07/01/42		371,861	368,273
Pool# G07787 4.00%, 08/01/44		1,672,973	1,769,104
Federal National Mortgage Association Pool Pool# 540017
8.00%, 05/01/30		1,500	1,759
Pool# 564993 7.50%, 03/01/31		7,984	9,520
Pool# 606566 7.50%, 10/01/31		3,631	4,310
Pool# AB4168 3.50%, 01/01/32		643,918	670,203
Pool# 642656 7.00%, 07/01/32		13,433	14,814
Pool# 886574 2.73%, 08/01/36(a)		97,559	104,571
Pool# 888817 5.50%, 08/01/37		205,725	230,484
Pool# AL1104 5.50%, 02/01/38		228,062	255,510
Pool# 257231 5.50%, 06/01/38		350,944	391,427
Pool# AJ5302 4.00%, 11/01/41		787,870	831,787
Federal National Mortgage Association Pool TBA
2.50%, 10/25/29		2,305,000	2,317,425
3.50%, 10/25/29		1,575,000	1,655,473
3.00%, 10/25/44		3,925,000	3,868,272
3.50%, 10/25/44		7,205,000	7,363,172
4.00%, 10/25/44		4,755,000	5,010,953
4.50%, 10/25/44		4,565,000	4,925,564
5.00%, 10/25/44		2,500,000	2,758,984
5.50%, 10/25/44		1,085,000	1,208,588
6.00%, 10/25/44		1,725,000	1,949,789
Government National Mortgage Association II Pool Pool# G2 82468
4.00%, 01/20/40(a)		146,359	153,341
Pool# G2 82478 3.50%, 02/20/40(a)		777,063	817,617
Pool# G2 82483 3.50%, 02/20/40(a)		119,356	124,719
Pool# G2 82520 4.00%, 04/20/40(a)		185,316	196,943

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association II Pool (continued)
Pool# G2 82570 3.50%, 06/20/40(a)	$14,077	$14,936
Pool# G2 710035 5.39%, 12/20/59	312,535	332,701
Pool# G2 710065 4.81%, 02/20/61	662,060	715,782
Pool# G2 710078 4.70%, 06/20/61	318,374	342,960
Pool# G2 751413 4.50%, 07/20/61	243,537	265,698
Pool# G2 710083 4.70%, 08/20/61	233,267	256,103
Pool# G2 710087 4.70%, 09/20/61	262,176	288,253
Pool# G2 773443 5.07%, 04/20/62	252,551	274,440
Pool# G2 766552 4.85%, 05/20/62	150,823	163,745
Pool# G2 765227 4.56%, 11/20/62	780,862	852,367
Pool# G2 AC0934 4.65%, 01/20/63	96,423	105,512
Pool# G2 AC0942 4.66%, 01/20/63	42,405	46,388

Total U.S. Government Mortgage Backed Agencies (cost $40,772,876)		40,789,982

U.S. Government Sponsored & Agency Obligations 0.5%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. 5.13%, 11/17/17	265,000	296,854
Federal National Mortgage Association 5.00%, 05/11/17	1,050,000	1,157,723

Total U.S. Government Sponsored & Agency Obligations (cost $1,331,805)		1,454,577

U.S. Treasury Bond 1.4%

	Principal Amount	Market Value
U.S. Treasury Bond - WI Reopening, 3.38%, 05/15/44(d)	3,725,000	3,844,898

Total U.S. Treasury Bond (cost $3,856,938)		3,844,898

U.S. Treasury Notes 4.9%

	Principal Amount	Market Value
U.S. Treasury Note - WI Reopening, 2.38%, 08/15/24(d)(i)	10,090,000	9,973,334
U.S. Treasury Notes 0.50%, 08/31/16(d)	635,000	634,306
1.00%, 09/15/17(d)	940,000	938,531
1.63%, 08/31/19	930,000	923,606
1.75%, 09/30/19	675,000	674,051
2.00%, 08/31/21	750,000	739,805

Total U.S. Treasury Notes (cost $13,983,054)		13,883,633

Yankee Dollars 0.7%

	Principal Amount	Market Value
Banks 0.2%
Bancolombia SA, 6.13%, 07/26/20 (d)	130,000	139,750
Royal Bank of Scotland Group PLC, 5.13%, 05/28/24(d)	335,000	330,397

		470,147

Insurance 0.1%
Validus Holdings Ltd., 8.88%, 01/26/40	205,000	294,155

Oil, Gas & Consumable Fuels 0.3%
Nexen, Inc., 7.50%, 07/30/39	285,000	398,221
Suncor Energy, Inc., 5.95%, 12/01/34	270,000	323,286

		721,507

Paper & Forest Products 0.1%
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	370,000	418,100

Total Yankee Dollars (cost $1,724,625)		1,903,909

Common Stocks 0.0%†

	Shares	Market Value
Diversified Consumer Services 0.0%†
Cengage Learning Holdings II LP*	2,376	73,062

Media 0.0%†
Dex Media, Inc.*	451	4,312

Total Common Stocks (cost $858,095)		$77,374

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Preferred Stock 0.3%

	Shares	Market Value
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc., 5.90%, 02/15/54*(j)	31,400	$817,342

Total Preferred Stock (cost $789,998)		817,342

Warrant 0.0%†

	Number of Warrants	Market Value
Marine 0.0%†
Horizon Lines, Inc., expiring 10/5/2036*	93,475	38,325

Total Warrant (cost $185,414)		38,325

Repurchase Agreement 2.8%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.00%,dated 09/30/14, due 10/01/14, repurchase price $7,851,495, collateralized by U.S. Government Agency Securities ranging from 1.50% - 4.50%, maturing 11/20/21 - 08/20/43; total market value $8,008,527.(k)	$7,851,495	7,851,495

Total Repurchase Agreement (cost $7,851,495)		7,851,495

Total Investments (cost $297,497,936) (l) — 104.0%		294,525,910
Liabilities in excess of other assets — (4.0)%		(11,249,024)

NET ASSETS — 100.0%		$283,276,886

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2014. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2014 was $79,077,722 which represents 27.92% of net assets.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2014.
(d)	The security or a portion of this security is on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $23,883,185 which was collateralized by a repurchase agreement with a value of $7,851,495 and $16,537,247 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% - 10.00% and maturity dates ranging from 10/31/14 - 07/20/60, a total value of $24,388,742.
(e)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2014. The maturity date reflects the next call date.
(f)	Security in default.
(g)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the payment-in-kind rate.
(h)	Fair valued security.
(i)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(j)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of September 30, 2014.
(k)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2014 was $7,851,495.
(l)	At September 30, 2014, the tax basis cost of the Fund’s investments was $297,942,689, tax unrealized appreciation and depreciation were $4,113,388 and $(7,530,167), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ACES	Alternative Credit Enhancement Services
AG	Stock Corporation
AS	Stock Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
FDIC	Federal Deposit Insurance Corporation
GmbH	Limited Liability Company
IO	Interest Only
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
MTN	Medium Term Note
NV	Public Traded Company
OJSC	Open Joint Stock Company
OYJ	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
SAB de CV	Public Traded Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

SAU	Single Shareholder Corporation
SCA	Limited partnership with share capital
SpA	Limited Share Company
TBA	To Be Announced

Currency:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	China Yuan
COP	Colombian Peso
EUR	Euro
GBP	Great British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Poland New Zloty
RON	Romanian Leu
SEK	Swedish Krona
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

At September 30, 2014, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Northern Trust Co.	10/29/14	(159,976)	$(260,937)	$(259,281)	$1,656
British Pound	Northern Trust Co.	10/29/14	(15,017)	(24,494)	(24,339)	155
Canadian Dollar	Standard Chartered Bank	10/29/14	(1,013,150)	(911,614)	(904,005)	7,609
Canadian Dollar	Standard Chartered Bank	10/29/14	(1,228,028)	(1,104,958)	(1,095,735)	9,223
Euro	Northern Trust Co.	10/29/14	(1,170,981)	(1,488,818)	(1,479,281)	9,537
Japanese Yen	Bank of America NA	10/29/14	(56,838,862)	(519,421)	(518,350)	1,071
Mexican Peso	JPMorgan Chase Bank	10/29/14	(5,990,175)	(450,000)	(445,119)	4,881
Mexican Peso	HSBC Bank PLC	10/29/14	(5,150,530)	(385,000)	(382,727)	2,273
Mexican Peso	JPMorgan Chase Bank	10/29/14	(2,262,955)	(170,000)	(168,156)	1,844
Mexican Peso	Bank of America NA	10/29/14	(6,403,988)	(480,834)	(475,869)	4,965
Mexican Peso	Bank of America NA	10/29/14	(2,463,922)	(185,000)	(183,090)	1,910
New Zealand Dollar	Royal Bank of Scotland	10/29/14	(916,201)	(724,394)	(713,193)	11,201
Polish Zlotych	JPMorgan Chase Bank	10/29/14	(1,433,162)	(435,000)	(432,219)	2,781
Polish Zlotych	JPMorgan Chase Bank	10/29/14	(1,186,065)	(360,000)	(357,699)	2,301
South African Rand	JPMorgan Chase Bank	10/29/14	(13,107,318)	(1,165,043)	(1,156,268)	8,775
Swedish Krona	Bank of America NA	10/29/14	(5,304,934)	(733,963)	(735,077)	(1,114)
Swedish Krona	Bank of America NA	10/29/14	(11,483,013)	(1,588,731)	(1,591,142)	(2,411)
Turkish Lira	HSBC Bank PLC	10/30/14	(76,465)	(33,605)	(33,326)	279

Total Short Contracts				$(11,021,812)	$(10,954,876)	$66,936

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Chilean Peso	HSBC Bank PLC	11/12/14	171,999,000	$290,000	$286,512	$(3,488)
Chilean Peso	HSBC Bank PLC	11/12/14	287,653,500	485,000	479,167	(5,833)
Euro	Northern Trust Co.	10/29/14	1,726,042	2,194,538	2,180,480	(14,058)
Euro	Northern Trust Co.	10/29/14	153,834	195,589	194,336	(1,253)
Euro	Bank of America NA	10/29/14	109,990	139,614	138,949	(665)
Japanese Yen	Royal Bank of Scotland	10/29/14	65,624,407	601,254	598,472	(2,782)
Mexican Peso	JPMorgan Chase Bank	10/29/14	2,886,860	215,607	214,517	(1,090)
Norwegian Krone	Bank of America NA	10/29/14	2,488,355	387,447	386,920	(527)
Philippine Peso	HSBC Bank PLC	10/16/14	17,360,250	395,000	386,710	(8,290)
Philippine Peso	HSBC Bank PLC	10/16/14	29,007,000	660,000	646,148	(13,852)
Turkish Lira	HSBC Bank PLC	10/30/14	132,760	58,346	57,861	(485)

Total Long Contracts				$5,622,395	$5,570,072	$(52,323)

At September 30, 2014, the Fund’s open forward foreign cross currency contracts were as follows:

Counterparty	Delivery Date		Currency Received		Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland	10/29/14	29,907,690	Japanese Yen	(305,000)	Canadian Dollar	$272,143	$272,748	$605
Royal Bank of Scotland	10/29/14	98,548,290	Japanese Yen	(1,005,000)	Canadian Dollar	896,733	898,726	1,993

						$1,168,876	$1,171,474	$2,598

At September 30, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
34	U.S. Treasury 10 Year Note	12/19/14	$4,237,781	$(27,432)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$26,372,417	$—	$26,372,417
Bank Loans	—	6,124,493	—	6,124,493
Collateralized Mortgage Obligations	—	10,596,648	—	10,596,648
Commercial Mortgage Backed Securities	—	11,547,016	—	11,547,016
Common Stocks
Diversified Consumer Services	—	73,062	—	73,062
Media	4,312	—	—	4,312

Total Common Stocks	$4,312	$73,062	$—	$77,374

Corporate Bonds
Aerospace & Defense	—	445,350	—	445,350
Airlines	—	383,948	—	383,948
Auto Components	—	779,512	—	779,512
Automobiles	—	1,743,291	—	1,743,291
Banks	—	12,795,200	—	12,795,200
Beverages	—	1,205,507	—	1,205,507
Biotechnology	—	131,179	—	131,179

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Building Products	$—	$568,813	$—	$568,813
Capital Markets	—	6,449,008	—	6,449,008
Chemicals	—	4,811,214	—	4,811,214
Commercial Services & Supplies	—	2,176,225	—	2,176,225
Communications Equipment	—	1,870,204	—	1,870,204
Construction & Engineering	—	1,084,710	—	1,084,710
Construction Materials	—	621,150	—	621,150
Consumer Finance	—	1,127,082	—	1,127,082
Containers & Packaging	—	682,812	—	682,812
Diversified Financial Services	—	3,192,929	—	3,192,929
Diversified Telecommunication Services	—	8,483,059	—	8,483,059
Electric Utilities	—	3,133,730	—	3,133,730
Energy Equipment & Services	—	760,726	—	760,726
Food & Staples Retailing	—	1,034,500	—	1,034,500
Food Products	—	2,724,821	—	2,724,821
Gas Utilities	—	4,236,809	—	4,236,809
Health Care Equipment & Supplies	—	262,188	—	262,188
Health Care Providers & Services	—	4,330,185	—	4,330,185
Hotels, Restaurants & Leisure	—	2,975,182	—	2,975,182
Household Durables	—	1,037,509	—	1,037,509
Household Products	—	721,137	—	721,137
Industrial Conglomerates	—	687,766	—	687,766
Information Technology Services	—	298,469	—	298,469
Insurance	—	1,231,856	—	1,231,856
Internet & Catalog Retail	—	1,257,233	—	1,257,233
Internet Software & Services	—	902,704	—	902,704
Machinery	—	373,363	—	373,363
Marine	—	729,927	—	729,927
Media	—	7,250,958	—	7,250,958
Metals & Mining	—	5,159,662	—	5,159,662
Multi-Utilities & Unregulated Power	—	553,575	—	553,575
Oil, Gas & Consumable Fuels	—	13,437,345	—	13,437,345
Paper & Forest Products	—	1,115,167	—	1,115,167
Personal Products	—	182,813	—	182,813
Pharmaceuticals	—	2,376,424	—	2,376,424
Real Estate Investment Trusts (REITs)	—	1,049,156	—	1,049,156
Real Estate Management & Development	—	226,600	—	226,600
Road & Rail	—	1,421,369	—	1,421,369
Semiconductors & Semiconductor Equipment	—	1,726,293	—	1,726,293
Software	—	1,304,516	—	1,304,516
Specialty Retail	—	1,015,531	—	1,015,531
Technology Hardware, Storage & Peripherals	—	1,120,422	—	1,120,422
Textiles, Apparel & Luxury Goods	—	245,575	—	245,575
Tobacco	—	935,457	—	935,457
Transportation Infrastructure	—	667,890	—	667,890
Wireless Telecommunication Services	—	4,777,050	—	4,777,050

Total Corporate Bonds	$—	$119,815,101	$—	$119,815,101

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Forward Foreign Currency Contracts	$—	$73,059	$—	$73,059
Municipal Bonds	—	1,682,290	—	1,682,290
Preferred Stock	—	817,342	—	817,342
Repurchase Agreement	—	7,851,495	—	7,851,495
Sovereign Bonds	—	47,726,410	—	47,726,410
U.S. Government Mortgage Backed Agencies	—	40,789,982	—	40,789,982
U.S. Government Sponsored & Agency Obligations	—	1,454,577	—	1,454,577
U.S. Treasury Bond	—	3,844,898	—	3,844,898
U.S. Treasury Notes	—	13,883,633	—	13,883,633
Warrant	38,325	—	—	38,325
Yankee Dollars	—	1,903,909	—	1,903,909

Total Assets	$42,637	$294,556,332	$—	$294,598,969

Liabilities:
Forward Foreign Currency Contracts	$—	$(55,848)	$—	$(55,848)
Futures Contracts	(27,432)	—	—	(27,432)

Total Liabilities	$(27,432)	$(55,848)	$—	$(83,280)

Total	$15,205	$294,500,484	$—	$294,515,689

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Corporate Bonds	Total
Balance as of 12/31/13	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	213	213
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases*	—	—
Sales	(213)	(213)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/14	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and financial futures contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency and to express outright views on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract settlement date or if the fund enters into an offsetting contract before the contractual settlement date or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2014

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$73,059

Total		$73,059

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(55,848)

Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	(27,432)

Total		$(83,280)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

25

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 93.8%

	Shares	Market Value
AUSTRALIA 3.5%

Biotechnology 0.5%
CSL Ltd.	86,500	$5,607,432

Commercial Services & Supplies 0.8%
Brambles Ltd.	1,025,350	8,529,615

Containers & Packaging 1.6%
Amcor Ltd.	1,557,466	15,426,937

Diversified Consumer Services 0.2%
G8 Education Ltd.	470,690	2,104,774

Health Care Providers & Services 0.3%
Ramsay Health Care Ltd.	59,730	2,617,378

Professional Services 0.1%
Seek Ltd.	101,540	1,436,672

		35,722,808

AUSTRIA 0.2%

Semiconductors & Semiconductor Equipment 0.2%
AMS AG	52,065	1,968,534

BELGIUM 1.2%

Beverages 1.2%
Anheuser-Busch InBev NV	111,861	12,405,146

BERMUDA 0.2%

Capital Markets 0.2%
Lazard Ltd., Class A	49,890	2,529,423

BRAZIL 3.2%

Banks 1.2%
Banco Bradesco SA, ADR	863,241	12,301,184

Diversified Consumer Services 0.0%†
Estacio Participacoes SA	43,800	455,223

Diversified Financial Services 1.3%
BM&FBovespa SA	3,023,200	13,820,696

Food Products 0.7%
BRF SA	282,217	6,714,868

		33,291,971

CANADA 8.5%

Auto Components 0.4%
Linamar Corp.	79,410	4,098,306

Chemicals 0.6%
Agrium, Inc.	73,010	6,490,357

Diversified Financial Services 0.2%
Element Financial Corp.*	152,110	1,844,416

Energy Equipment & Services 0.5%
Calfrac Well Services Ltd.(a)	93,480	1,450,674
Canadian Energy Services & Technology Corp.(a)	98,128	821,859
Precision Drilling Corp.	251,520	2,715,190

		4,987,723

Information Technology Services 1.2%
CGI Group, Inc., Class A*	357,043	12,063,491

Insurance 0.7%
Fairfax Financial Holdings Ltd.	16,926	7,583,640

Multiline Retail 0.3%
Dollarama, Inc.	33,270	2,822,135

Oil, Gas & Consumable Fuels 3.6%
Cenovus Energy, Inc.	225,282	6,060,759
Encana Corp.	517,804	10,994,579
Parex Resources, Inc.*	48,960	544,267
Suncor Energy, Inc.	475,490	17,207,563
Vermilion Energy, Inc.	18,980	1,155,459

		35,962,627

Road & Rail 0.8%
Canadian National Railway Co.	114,009	8,093,982

Textiles, Apparel & Luxury Goods 0.2%
Gildan Activewear, Inc.	43,930	2,403,314

		86,349,991

CHINA 4.8%
Automobiles 0.9%
Great Wall Motor Co., Ltd., H Shares	2,412,500	9,349,508

Banks 0.7%
Industrial & Commercial Bank of China Ltd., H Shares	11,799,000	7,374,455

Chemicals 0.2%
Tianhe Chemicals Group Ltd.* (b)(c)	5,660,000	1,683,819

Internet & Catalog Retail 0.3%
E-Commerce China Dangdang, Inc., Class A, ADR* (a)	136,690	1,667,618
Jumei International Holding Ltd., ADR*	22,260	522,665
Vipshop Holdings Ltd., ADR*	5,380	1,016,874

		3,207,157

Internet Software & Services 1.8%
Baidu, Inc., ADR*	68,698	14,991,965
HC International, Inc.*	652,000	1,170,991
YY, Inc., ADR* (a)	20,870	1,562,954

		17,725,910

Oil, Gas & Consumable Fuels 0.4%
CNOOC Ltd.	2,431,000	4,192,429

Semiconductors & Semiconductor Equipment 0.3%
Xinyi Solar Holdings Ltd.	10,504,000	3,440,925

Textiles, Apparel & Luxury Goods 0.2%
Shenzhou International Group Holdings Ltd.	734,000	2,359,867

		49,334,070

DENMARK 3.3%

Beverages 1.1%
Carlsberg A/S, Class B	126,632	11,246,523

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
DENMARK (continued)

Electrical Equipment 0.3%
Vestas Wind Systems A/S*	73,700	$2,873,390

Health Care Equipment & Supplies 0.4%
GN Store Nord A/S	205,430	4,522,099

Pharmaceuticals 0.9%
Novo Nordisk A/S, Class B	200,227	9,533,166

Textiles, Apparel & Luxury Goods 0.6%
Pandora A/S	73,754	5,758,470

		33,933,648

FINLAND 0.4%

Building Products 0.0%†
Sanitec Corp.*	35,211	324,397

Containers & Packaging 0.1%
Huhtamaki OYJ	50,431	1,381,015

Metals & Mining 0.3%
Outokumpu OYJ*	310,072	2,148,946

		3,854,358

FRANCE 4.3%

Aerospace & Defense 0.4%
Zodiac Aerospace	125,660	4,007,124

Auto Components 0.1%
Plastic Omnium SA	31,190	744,737

Automobiles 0.3%
Peugeot SA*	256,384	3,280,613

Electrical Equipment 0.8%
Schneider Electric SE	112,776	8,652,451

Media 1.3%
Publicis Groupe SA	178,882	12,258,495

Oil, Gas & Consumable Fuels 0.9%
Gaztransport Et Technigaz SA	24,451	1,446,552
Total SA	126,312	8,179,220

		9,625,772

Professional Services 0.2%
Teleperformance	39,120	2,419,506

Transportation Infrastructure 0.3%
Groupe Eurotunnel SA REG	291,190	3,557,029

		44,545,727

GERMANY 6.9%

Air Freight & Logistics 0.8%
Deutsche Post AG REG	268,866	8,570,118

Diversified Financial Services 1.1%
Deutsche Boerse AG	173,937	11,679,992

Insurance 1.0%
Allianz SE REG	61,428	9,916,438

Internet Software & Services 0.5%
United Internet AG REG	109,630	4,654,704

Life Sciences Tools & Services 0.2%
MorphoSys AG*	16,120	1,572,701

Machinery 0.1%
KUKA AG	21,090	1,271,995

Media 0.6%
ProSiebenSat.1 Media AG REG	147,278	5,838,883

Real Estate Management & Development 0.1%
Deutsche Annington Immobilien SE	41,850	1,214,692

Software 1.6%
SAP SE	234,941	16,955,604

Textiles, Apparel & Luxury Goods 0.7%
adidas AG	94,443	7,046,905

Thrifts & Mortgage Finance 0.2%
Aareal Bank AG	50,350	2,176,909

		70,898,941

GREECE 0.1%

Hotels, Restaurants & Leisure 0.1%
OPAP SA	94,060	1,233,422

HONG KONG 3.0%

Construction & Engineering 0.0%†
China State Construction International Holdings Ltd.	320,000	475,724

Gas Utilities 0.2%
China Gas Holdings Ltd.	1,500,000	2,489,179

Hotels, Restaurants & Leisure 1.4%
Galaxy Entertainment Group Ltd.	2,117,000	12,291,364
Paradise Entertainment Ltd.	1,852,000	686,330

		12,977,694

Household Durables 0.3%
Haier Electronics Group Co., Ltd.	709,000	1,859,328
Man Wah Holdings Ltd.	826,000	1,212,775

		3,072,103

Industrial Conglomerates 1.1%
Hutchison Whampoa Ltd.	973,000	11,762,214

		30,776,914

INDIA 0.3%

Auto Components 0.1%
Bharat Forge Ltd.	83,940	1,115,410

Construction Materials 0.1%
ACC Ltd.	31,890	721,007

Thrifts & Mortgage Finance 0.1%
LIC Housing Finance Ltd.	191,250	1,003,592

		2,840,009

INDONESIA 0.1%

Transportation Infrastructure 0.1%
Jasa Marga Persero Tbk PT	2,677,700	1,420,783

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
IRELAND 1.6%

Banks 0.3%
Bank of Ireland*	5,191,096	$2,029,645
Bank of Ireland*	2,028,190	793,906

		2,823,551

Pharmaceuticals 1.3%
Shire PLC	162,955	14,060,026

		16,883,577

ISRAEL 2.0%

Construction Materials 0.2%
Caesarstone Sdot-Yam Ltd.	45,772	2,365,497

Pharmaceuticals 1.7%
Teva Pharmaceutical Industries Ltd., ADR	325,881	17,516,104

Semiconductors & Semiconductor Equipment 0.1%
Mellanox Technologies Ltd.*	24,130	1,082,713

		20,964,314

ITALY 0.0%†

Capital Markets 0.0%†
Banca Generali SpA	18,059	475,816

JAPAN 9.0%

Auto Components 0.5%
Denso Corp.	120,000	5,536,351

Automobiles 1.6%
Mazda Motor Corp.	48,200	1,212,446
Toyota Motor Corp.	237,200	13,956,656

		15,169,102

Beverages 0.3%
Coca-Cola East Japan Co. Ltd.	133,000	2,643,604

Chemicals 0.2%
Kureha Corp.	441,000	2,173,454

Commercial Services & Supplies 0.2%
Sohgo Security Services Co., Ltd.	99,600	2,343,140

Construction & Engineering 0.1%
Obayashi Corp.	197,000	1,348,198

Diversified Financial Services 0.1%
Century Tokyo Leasing Corp.	46,000	1,223,577

Electrical Equipment 0.2%
Mabuchi Motor Co., Ltd.	24,700	2,154,997

Electronic Equipment, Instruments & Components 0.8%
Keyence Corp.	17,424	7,565,266
TDK Corp.	14,400	805,539

		8,370,805

Health Care Equipment & Supplies 0.1%
Sysmex Corp.	36,200	1,457,738

Health Care Technology 0.2%
M3, Inc.	113,700	1,823,328

Household Durables 0.2%
Rinnai Corp.	21,400	1,775,505

Machinery 2.4%
Daifuku Co. Ltd.	100,900	1,187,842
FANUC Corp.	48,600	8,789,444
Komatsu Ltd.	425,400	9,831,484
Minebea Co., Ltd.	145,000	1,978,863
Nabtesco Corp.	36,200	867,196
Tadano Ltd.	50,000	920,620

		23,575,449

Metals & Mining 0.3%
OSAKA Titanium Technologies Co.	43,000	968,426
Tokyo Steel Manufacturing Co., Ltd.	355,400	1,875,775

		2,844,201

Pharmaceuticals 0.1%
Ono Pharmaceutical Co., Ltd.	14,300	1,269,808

Real Estate Investment Trusts (REITs) 0.1%
Japan Hotel REIT Investment Corp.	1,570	956,548

Software 0.1%
Dwango Co. Ltd.(a)(b)	35,200	728,232

Specialty Retail 0.1%
Hikari Tsushin, Inc.	12,000	853,086

Technology Hardware, Storage & Peripherals 0.2%
Seiko Epson Corp.	52,800	2,544,059

Tobacco 0.9%
Japan Tobacco, Inc.	289,400	9,404,177

Trading Companies & Distributors 0.2%
Kanamoto Co. Ltd.	47,100	1,742,011

Transportation Infrastructure 0.1%
Japan Airport Terminal Co., Ltd.	33,200	1,332,610

		91,269,980

MEXICO 1.5%

Beverages 0.4%
Fomento Economico Mexicano SAB de CV, ADR	42,913	3,950,142

Gas Utilities 0.1%
Infraestructura Energetica Nova SAB de CV	142,000	866,559

Media 1.0%
Grupo Televisa SAB, ADR	317,543	10,758,356

		15,575,057

NETHERLANDS 1.2%

Oil, Gas & Consumable Fuels 1.2%
Royal Dutch Shell PLC, Class B	309,945	12,253,358

NORWAY 0.4%

Machinery 0.1%
Hexagon Composites ASA	211,040	983,045

Oil, Gas & Consumable Fuels 0.3%
BW LPG Ltd.(c)	229,390	2,895,340

		3,878,385

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
PHILIPPINES 0.2%

Food Products 0.2%
Universal Robina Corp.	553,630	$2,298,883

SINGAPORE 3.5%

Banks 1.3%
United Overseas Bank Ltd.	752,362	13,189,447

Industrial Conglomerates 0.9%
Keppel Corp., Ltd.	1,171,598	9,636,818

Semiconductors & Semiconductor Equipment 1.3%
Avago Technologies Ltd.	154,374	13,430,538

		36,256,803

SOUTH KOREA 2.6%

Auto Components 1.0%
Hyundai Mobis Co., Ltd.	42,035	10,233,480

Banks 0.1%
Industrial Bank of Korea	90,430	1,363,524

Household Durables 0.2%
Coway Co. Ltd.	12,810	1,021,655
Hanssem Co. Ltd.	10,990	1,191,169

		2,212,824

Personal Products 0.1%
Amorepacific Corp.	530	1,199,599

Semiconductors & Semiconductor Equipment 1.2%
Samsung Electronics Co., Ltd.	10,416	11,665,998

		26,675,425

SPAIN 1.1%

Banks 0.2%
Bankinter SA	239,670	2,026,102

Electrical Equipment 0.2%
Gamesa Corp. Tecnologica SA*	147,990	1,626,571

Information Technology Services 0.7%
Amadeus IT Holding SA, Class A	216,012	8,064,006

		11,716,679

SWEDEN 2.1%

Communications Equipment 0.9%
Telefonaktiebolaget LM Ericsson, Class B	698,064	8,801,799

Diversified Financial Services 0.8%
Investor AB, Class B	272,426	9,592,024

Household Durables 0.2%
Husqvarna AB, Class B	255,250	1,799,623

Machinery 0.2%
Trelleborg AB, Class B	90,110	1,557,376

		21,750,822

SWITZERLAND 7.9%

Capital Markets 1.8%
Julius Baer Group Ltd.*	176,312	7,878,894
UBS AG REG*	573,099	9,962,083

		17,840,977

Chemicals 1.0%
Clariant AG REG*	74,598	1,273,913
Syngenta AG REG	28,934	9,161,828

		10,435,741

Electrical Equipment 1.1%
ABB Ltd. REG*	488,811	10,934,502

Food Products 0.5%
Aryzta AG*	26,280	2,264,499
Chocoladefabriken Lindt & Spruengli AG	502	2,504,867

		4,769,366

Life Sciences Tools & Services 0.6%
Lonza Group AG REG*	54,030	6,510,388

Pharmaceuticals 2.6%
Novartis AG REG	103,197	9,717,895
Roche Holding AG	55,443	16,372,489

		26,090,384

Professional Services 0.1%
DKSH Holding AG	14,230	1,057,836

Specialty Retail 0.2%
Dufry AG REG*	12,207	1,856,295

		79,495,489

TAIWAN 2.3%

Diversified Financial Services 0.1%
Chailease Holding Co., Ltd.*	380,000	921,812

Machinery 0.1%
Hiwin Technologies Corp.	127,100	1,133,458

Semiconductors & Semiconductor Equipment 1.8%
Advanced Semiconductor Engineering, Inc.	971,000	1,134,181
Hermes Microvision, Inc.	49,959	2,078,175
Taiwan Semiconductor Manufacturing Co., Ltd.	3,446,629	13,721,475
Vanguard International Semiconductor Corp.	833,000	1,216,528

		18,150,359

Technology Hardware, Storage & Peripherals 0.3%
Catcher Technology Co., Ltd.	364,000	3,371,282

		23,576,911

THAILAND 1.0%

Banks 1.0%
Kasikornbank PCL, NVDR	1,418,100	10,256,797

TURKEY 0.8%

Banks 0.8%
Akbank TAS	2,595,592	8,456,890

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM 16.6%

Capital Markets 0.8%
Aberdeen Asset Management PLC	1,310,921	$8,457,425

Diversified Financial Services 0.5%
London Stock Exchange Group PLC	176,663	5,331,220

Food Products 0.8%
Unilever NV, CVA	219,357	8,705,215

Health Care Equipment & Supplies 1.1%
Smith & Nephew PLC	653,581	10,994,312

Hotels, Restaurants & Leisure 1.4%
Compass Group PLC	854,775	13,786,840

Household Durables 0.1%
Persimmon PLC*	42,450	913,422

Insurance 0.5%
St James’s Place PLC	395,859	4,668,346

Machinery 0.3%
Weir Group PLC (The)	76,160	3,075,740

Media 6.3%
British Sky Broadcasting Group PLC	1,323,779	18,881,256
Informa PLC	728,869	5,758,408
Reed Elsevier PLC	1,434,062	22,926,380
WPP PLC	804,358	16,114,123

		63,680,167

Multiline Retail 0.7%
Next PLC	67,182	7,190,828

Multi-Utilities 0.6%
Centrica PLC	1,263,624	6,297,837

Pharmaceuticals 0.1%
BTG PLC*	64,860	734,038

Specialty Retail 1.0%
Dixons Carphone PLC	242,170	1,435,835
Kingfisher PLC	1,541,573	8,062,237
Sports Direct International PLC*	125,800	1,257,000

		10,755,072

Tobacco 1.8%
British American Tobacco PLC	311,500	17,553,211

Trading Companies & Distributors 0.6%
Ashtead Group PLC	394,320	6,633,593

		168,777,266

Total Common Stocks (cost $800,118,419)		961,668,197

Exchange Traded Fund 0.1%

	Shares	Market Value
UNITED STATES 0.1%
iShares MSCI Emerging Markets ETF	23,270	967,101

Total Exchange Traded Fund (cost $952,441)		967,101

Repurchase Agreement 0.2%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.00%, dated 09/30/14, due 10/01/14, repurchase price $2,531,420, collateralized by U.S. Government Agency Securities, ranging from 1.50% - 4.50%, maturing 11/20/21 - 08/20/43; total market value $2,582,049.(d)	$2,531,420	2,531,420

Total Repurchase Agreement (cost $2,531,420)		2,531,420

Total Investments (cost $803,602,280) (e) — 94.1%		965,166,718
Other assets in excess of liabilities — 5.9%		60,454,481

NET ASSETS — 100.0%		$1,025,621,199

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $4,641,015 which was collateralized by a repurchase agreement with a value of $2,531,420 and $2,420,998 of collateral in the form of U.S. Government Treasury Securities, interest rates 0.00% - 6.00%, and maturity dates ranging from 11/30/14 - 08/15/43, a total value of $4,952,418.
(b)	Fair valued security.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2014 was $4,579,159 which represents 0.45% of net assets.
(d)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2014 was $2,531,420.
(e)	At September 30, 2014, the tax basis cost of the Fund’s investments was $806,332,286, tax unrealized appreciation and depreciation were $181,792,923 and $(22,958,491), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
CVA	Dutch Certificate
ETF	Exchange Traded Fund
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
NVDR	Non Voting Depository Receipt
OYJ	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SE	European Public Limited Liability Company
SpA	Limited Share Company
TAS	Joint Stock Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$4,007,124	$—	$4,007,124
Air Freight & Logistics	—	8,570,118	—	8,570,118
Auto Components	4,098,306	17,629,978	—	21,728,284
Automobiles	—	27,799,223	—	27,799,223
Banks	12,301,184	45,490,766	—	57,791,950
Beverages	3,950,142	26,295,273	—	30,245,415
Biotechnology	—	5,607,432	—	5,607,432
Building Products	—	324,397	—	324,397
Capital Markets	2,529,423	26,774,218	—	29,303,641
Chemicals	6,490,357	14,293,014	—	20,783,371
Commercial Services & Supplies	—	10,872,755	—	10,872,755
Communications Equipment	—	8,801,799	—	8,801,799
Construction & Engineering	—	1,823,922	—	1,823,922
Construction Materials	2,365,497	721,007	—	3,086,504
Containers & Packaging	—	16,807,952	—	16,807,952
Diversified Consumer Services	455,223	2,104,774	—	2,559,997
Diversified Financial Services	15,665,112	28,748,625	—	44,413,737
Electrical Equipment	—	26,241,911	—	26,241,911
Electronic Equipment, Instruments & Components	—	8,370,805	—	8,370,805

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Energy Equipment & Services	$4,987,723	$—	$—	$4,987,723
Food Products	6,714,868	15,773,464	—	22,488,332
Gas Utilities	866,559	2,489,179	—	3,355,738
Health Care Equipment & Supplies	—	16,974,149	—	16,974,149
Health Care Providers & Services	—	2,617,378	—	2,617,378
Health Care Technology	—	1,823,328	—	1,823,328
Hotels, Restaurants & Leisure	—	27,997,956	—	27,997,956
Household Durables	—	9,773,477	—	9,773,477
Industrial Conglomerates	—	21,399,032	—	21,399,032
Information Technology Services	12,063,491	8,064,006	—	20,127,497
Insurance	7,583,640	14,584,784	—	22,168,424
Internet & Catalog Retail	3,207,157	—	—	3,207,157
Internet Software & Services	16,554,919	5,825,695	—	22,380,614
Life Sciences Tools & Services	—	8,083,089	—	8,083,089
Machinery	—	31,597,063	—	31,597,063
Media	10,758,356	81,777,545	—	92,535,901
Metals & Mining	—	4,993,147	—	4,993,147
Multiline Retail	2,822,135	7,190,828	—	10,012,963
Multi-Utilities	—	6,297,837	—	6,297,837
Oil, Gas & Consumable Fuels	35,962,627	28,966,899	—	64,929,526
Personal Products	—	1,199,599	—	1,199,599
Pharmaceuticals	17,516,104	51,687,422	—	69,203,526
Professional Services	—	4,914,014	—	4,914,014
Real Estate Investment Trusts (REITs)	—	956,548	—	956,548
Real Estate Management & Development	—	1,214,692	—	1,214,692
Road & Rail	8,093,982	—	—	8,093,982
Semiconductors & Semiconductor Equipment	14,513,251	35,225,816	—	49,739,067
Software	—	17,683,836	—	17,683,836
Specialty Retail	—	13,464,453	—	13,464,453
Technology Hardware, Storage & Peripherals	—	5,915,341	—	5,915,341
Textiles, Apparel & Luxury Goods	2,403,314	15,165,242	—	17,568,556
Thrifts & Mortgage Finance	—	3,180,501	—	3,180,501
Tobacco	—	26,957,388	—	26,957,388
Trading Companies & Distributors	—	8,375,604	—	8,375,604
Transportation Infrastructure	—	6,310,422	—	6,310,422

Total Common Stocks	$191,903,370	$769,764,827	$—	$961,668,197

Exchange Traded Fund	967,101	—	—	967,101
Repurchase Agreement	—	2,531,420	—	2,531,420

Total	$192,870,471	$772,296,247	$—	$965,166,718

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 97.4%

	Shares	Market Value
AUSTRALIA 3.2%

Air Freight & Logistics 0.0%†
Toll Holdings Ltd.	95,467	$470,899

Airlines 0.0%†
Qantas Airways Ltd.*	164,155	199,406

Banks 0.9%
Australia & New Zealand Banking Group Ltd.	269,293	7,279,579
Bank of Queensland Ltd.	47,698	485,476
Bendigo and Adelaide Bank Ltd.	67,536	704,404

		8,469,459

Beverages 0.0%†
Treasury Wine Estates Ltd.	90,625	335,009

Capital Markets 0.2%
Macquarie Group Ltd.	48,558	2,443,412

Chemicals 0.1%
Incitec Pivot Ltd.	240,887	570,617
Orica Ltd.	544	8,978

		579,595

Construction & Engineering 0.0%†
Leighton Holdings Ltd.	783	13,244

Construction Materials 0.0%†
Boral Ltd.	109,893	478,025

Energy Equipment & Services 0.0%†
WorleyParsons Ltd.	2,778	37,215

Food & Staples Retailing 0.7%
Metcash Ltd.(a)	35,307	81,311
Wesfarmers Ltd.	184,999	6,817,547

		6,898,858

Food Products 0.0%†
GrainCorp Ltd., Class A	25,385	189,643

Health Care Providers & Services 0.0%†
Primary Health Care Ltd.	58,065	221,839

Hotels, Restaurants & Leisure 0.1%
Echo Entertainment Group Ltd.	115,595	331,274
Tabcorp Holdings Ltd.	50,397	159,368
Tatts Group Ltd.	234,051	644,382

		1,135,024

Insurance 0.3%
QBE Insurance Group Ltd.	95,777	975,374
Suncorp Group Ltd.	194,461	2,390,194

		3,365,568

Media 0.0%†
Fairfax Media Ltd.	121,743	82,402

Metals & Mining 0.2%
Alumina Ltd.*	254,239	376,570
BlueScope Steel Ltd.*	47,847	226,540
Fortescue Metals Group Ltd.(a)	53,442	162,358
Newcrest Mining Ltd.*	92,495	850,029

		1,615,497

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	74,368	236,120

Oil, Gas & Consumable Fuels 0.5%
New Hope Corp., Ltd.	10,015	22,831
Origin Energy Ltd.	183,209	2,396,025
Santos Ltd.	129,724	1,551,585
Woodside Petroleum Ltd.	42,387	1,505,063

		5,475,504

Real Estate Management & Development 0.1%
Lend Lease Group	60,703	762,176

Road & Rail 0.1%
Asciano Ltd.	144,259	762,572

Trading Companies & Distributors 0.0%†
Seven Group Holdings Ltd.	15,028	88,833

		33,860,300

AUSTRIA 0.0%†

Banks 0.0%†
Erste Group Bank AG	17,049	389,271
Raiffeisen Bank International AG	4,219	91,401

		480,672

Oil, Gas & Consumable Fuels 0.0%†
OMV AG	1,412	47,481

		528,153

BELGIUM 1.9%

Banks 0.3%
KBC Groep NV*	69,992	3,715,598

Chemicals 1.1%
Solvay SA	75,771	11,637,188
Umicore SA	6,055	263,985

		11,901,173

Diversified Telecommunication Services 0.1%
Belgacom SA	17,660	614,854

Food & Staples Retailing 0.1%
Delhaize Group SA	19,494	1,354,775

Insurance 0.1%
Ageas	25,032	829,915

Pharmaceuticals 0.2%
UCB SA	20,429	1,851,136

		20,267,451

CANADA 4.7%

Chemicals 0.1%
Agrium, Inc.(a)	12,235	1,088,915

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
CANADA (continued)

Diversified Telecommunication Services 0.0%†
BCE, Inc.	680	$29,077

Energy Equipment & Services 0.1%
Ensign Energy Services, Inc.	17,200	225,914
Precision Drilling Corp.	30,300	327,092

		553,006

Food & Staples Retailing 0.1%
Empire Co., Ltd., Class A	4,100	285,146
George Weston Ltd.	4,145	326,655

		611,801

Independent Power and Renewable Electricity Producers 0.0%†
TransAlta Corp.	17,887	187,662

Insurance 0.9%
Fairfax Financial Holdings Ltd.	2,819	1,263,044
Industrial Alliance Insurance & Financial Services, Inc.	8,272	342,491
Manulife Financial Corp.	55,895	1,075,979
Manulife Financial Corp.	210,795	4,054,220
Sun Life Financial, Inc.	66,370	2,406,020

		9,141,754

Metals & Mining 1.4%
Agnico Eagle Mines Ltd.	515	14,894
Agnico Eagle Mines Ltd.	5,751	166,952
Barrick Gold Corp.	150,271	2,202,973
Eldorado Gold Corp.	80,885	545,276
First Quantum Minerals Ltd.	319,762	6,172,823
Goldcorp, Inc.(a)	103,592	2,385,724
Kinross Gold Corp.*	177,200	588,583
Lundin Mining Corp.*	42,500	209,853
New Gold, Inc.*(a)	7,811	39,545
Osisko Gold Royalties Ltd.*(a)	710	8,990
Pan American Silver Corp.(a)	13,200	145,089
Teck Resources Ltd., Class B	93,000	1,761,266
Turquoise Hill Resources Ltd.*	32,500	122,171
Yamana Gold, Inc.(a)	121,979	731,907

		15,096,046

Multiline Retail 0.1%
Canadian Tire Corp., Ltd., Class A	10,900	1,116,813

Oil, Gas & Consumable Fuels 2.0%
Bonavista Energy Corp.	4,301	49,464
Cameco Corp.	54,900	968,636
Canadian Natural Resources Ltd.	160,378	6,229,082
Crescent Point Energy Corp.(a)	24,707	891,698
Enerplus Corp.(a)	15,468	293,629
Husky Energy, Inc.	52,500	1,441,002
MEG Energy Corp.*	17,544	538,562
Pengrowth Energy Corp.(a)	60,805	318,698
Penn West Petroleum Ltd.(a)	76,105	515,770
Suncor Energy, Inc.	251,700	9,108,801
Talisman Energy, Inc.	142,000	1,228,608
Whitecap Resources, Inc.	10,993	157,344

		21,741,294

Technology Hardware, Storage & Peripherals 0.0%†
Blackberry Ltd.*(a)	9,511	94,539
Blackberry Ltd.*(a)	41,676	415,290

		509,829

Thrifts & Mortgage Finance 0.0%†
Genworth MI Canada, Inc.	5,200	164,364

		50,240,561

CHINA 0.5%

Banks 0.5%
Industrial & Commercial Bank of China Ltd., H Shares	7,409,000	4,630,675

Electronic Equipment, Instruments & Components 0.0%†
FIH Mobile Ltd.*	381,000	198,084

		4,828,759

COLOMBIA 0.0%†

Oil, Gas & Consumable Fuels 0.0%†
Pacific Rubiales Energy Corp.	21,385	358,597

DENMARK 1.4%

Banks 0.7%
Danske Bank A/S	281,627	7,634,268

Beverages 0.2%
Carlsberg A/S, Class B	24,567	2,181,860

Building Products 0.0%†
Rockwool International A/S, Class B	239	34,540

Construction & Engineering 0.0%†
FLSmidth & Co. A/S	5,406	257,811

Diversified Telecommunication Services 0.1%
TDC A/S	75,342	570,771

Marine 0.4%
AP Moeller - Maersk A/S, Class A	500	1,153,363
AP Moeller - Maersk A/S, Class B	1,340	3,174,251

		4,327,614

Pharmaceuticals 0.0%†
H. Lundbeck A/S	11,001	245,169

		15,252,033

FINLAND 0.9%

Electric Utilities 0.1%
Fortum OYJ	44,846	1,093,432

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	3,616	129,067

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	10,904	224,488

Paper & Forest Products 0.7%
Stora Enso OYJ, Class R	126,639	1,050,673
UPM-Kymmene OYJ	422,487	6,005,768

		7,056,441

Technology Hardware, Storage & Peripherals 0.1%
Nokia OYJ	89,469	759,689

		9,263,117

FRANCE 12.8%

Aerospace & Defense 0.0%†
Thales SA	215	11,443

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)

Air Freight & Logistics 0.0%†
Bollore SA	913	$517,754

Auto Components 0.1%
Cie Generale des Etablissements Michelin	11,192	1,054,183

Automobiles 0.9%
Peugeot SA*	24,065	307,929
Renault SA	124,271	8,989,723

		9,297,652

Banks 3.2%
BNP Paribas SA	308,583	20,480,102
Credit Agricole SA	452,485	6,820,536
Natixis	128,574	884,579
Societe Generale SA	97,766	4,986,836

		33,172,053

Building Products 1.0%
Cie de Saint-Gobain	230,692	10,540,661

Construction & Engineering 0.1%
Bouygues SA	30,737	993,863

Construction Materials 0.7%
Lafarge SA	106,187	7,641,892

Diversified Telecommunication Services 0.8%
Orange SA	321,387	4,795,933
Vivendi SA*	163,886	3,957,485

		8,753,418

Electric Utilities 0.4%
Electricite de France SA	145,350	4,768,458

Electrical Equipment 0.6%
Schneider Electric SE	88,906	6,821,086

Energy Equipment & Services 0.0%†
CGG SA* (a)	20,800	189,513

Food & Staples Retailing 0.1%
Casino Guichard Perrachon SA	8,574	922,439

Hotels, Restaurants & Leisure 0.5%
Sodexo	52,827	5,167,611

Information Technology Services 0.0%†
Cap Gemini SA	1,839	131,881

Insurance 1.3%
AXA SA	516,398	12,720,207
CNP Assurances	9,196	173,099

		12,893,306

Machinery 0.0%†
Vallourec SA	6,995	321,909

Media 0.3%
Lagardere SCA	17,071	456,821
Publicis Groupe SA	45,961	3,149,633

		3,606,454

Metals & Mining 0.0%†
Eramet*	65	6,845

Multi-Utilities 1.9%
GDF Suez	654,892	16,424,992
Suez Environnement Co.	159,792	2,702,773

		19,127,765

Pharmaceuticals 0.9%
Sanofi	82,525	9,331,155

Trading Companies & Distributors 0.0%†
Rexel SA	13,459	251,344

		135,522,685

GERMANY 6.1%

Airlines 0.0%†
Deutsche Lufthansa AG REG	28,411	446,113

Automobiles 2.1%
Bayerische Motoren Werke AG	41,893	4,477,283
Daimler AG REG	210,978	16,111,739
Volkswagen AG	4,865	1,005,206

		21,594,228

Banks 0.1%
Commerzbank AG*	105,912	1,572,699

Capital Markets 0.7%
Deutsche Bank AG REG	200,733	7,009,093
Deutsche Bank AG REG	196	6,833

		7,015,926

Chemicals 0.0%†
K+S AG REG(a)	11,237	316,991
Wacker Chemie AG	256	30,835

		347,826

Commercial Services & Supplies 0.0%†
Bilfinger SE(a)	2,876	181,780

Construction Materials 0.1%
HeidelbergCement AG	20,755	1,366,110

Diversified Telecommunication Services 0.1%
Deutsche Telekom AG REG	44,164	668,490
Telefonica Deutschland Holding AG*	10,147	52,920

		721,410

Food & Staples Retailing 0.0%†
Metro AG*	8,560	280,726

Health Care Providers & Services 0.0%†
Celesio AG	11,017	365,781

Insurance 1.3%
Allianz SE REG	50,355	8,128,902
Muenchener Rueckversicherungs AG REG	20,633	4,070,222
Talanx AG	2,849	94,630

		12,293,754

Metals & Mining 0.0%†
Salzgitter AG	1,170	40,142

Multi-Utilities 0.6%
E.ON SE	264,775	4,835,235
RWE AG	36,773	1,431,225

		6,266,460

Pharmaceuticals 1.1%
Bayer AG REG	87,225	12,136,333

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	1,748	114,616

		64,743,904

GUERNSEY, CHANNEL ISLANDS 0.1%

Insurance 0.1%
Friends Life Group Ltd.	275,939	1,374,180

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
HONG KONG 1.7%

Airlines 0.0%†
Cathay Pacific Airways Ltd.	123,000	$225,983

Hotels, Restaurants & Leisure 0.0%†
Hongkong & Shanghai Hotels (The)(a)	89,000	130,068
Shangri-La Asia Ltd.	86,000	127,097

		257,165

Industrial Conglomerates 0.7%
Hopewell Holdings Ltd.	67,500	236,255
Hutchison Whampoa Ltd.	534,000	6,455,316
NWS Holdings Ltd.	15,435	27,452

		6,719,023

Marine 0.0%†
Orient Overseas International Ltd.	26,000	143,719

Real Estate Management & Development 1.0%
Henderson Land Development Co., Ltd.	200,912	1,300,670
Kerry Properties Ltd.	51,000	170,977
New World Development Co., Ltd.	950,888	1,107,731
Sino Land Co., Ltd.	131,470	202,658
Sun Hung Kai Properties Ltd.	156,221	2,216,643
Swire Pacific Ltd.	47,500	114,547
Swire Pacific Ltd., Class A	42,000	540,641
Wharf Holdings Ltd. (The)	471,000	3,345,382
Wheelock & Co., Ltd.	157,000	748,904

		9,748,153

Road & Rail 0.0%†
MTR Corp., Ltd.	98,736	387,176

Trading Companies & Distributors 0.0%†
Noble Group Ltd.	329,000	334,481

		17,815,700

INDIA 0.3%

Information Technology Services 0.3%
Infosys Ltd., ADR	45,201	2,734,208

Metals & Mining 0.0%†
Vedanta Resources PLC	3,395	54,703

		2,788,911

IRELAND 0.4%

Airlines 0.3%
Ryanair Holdings PLC, ADR*	66,595	3,757,956

Banks 0.1%
Bank of Ireland*	1,687,702	659,868

Construction Materials 0.0%†
CRH PLC, ADR(a)	10,561	240,896

		4,658,720

ISRAEL 0.1%

Banks 0.1%
Bank Hapoalim BM	100,734	567,984
Bank Leumi Le-Israel BM*	192,026	777,734
Israel Discount Bank Ltd., Class A*	132,044	227,153

		1,572,871

ITALY 3.4%

Automobiles 0.0%†
Fiat SpA*	11,988	115,537

Banks 1.1%
Banca Monte dei Paschi di Siena
SpA*	101,222	132,503
Banco Popolare SC*	36,325	529,014
UniCredit SpA	615,329	4,833,956
Unione di Banche Italiane SCPA	660,222	5,518,072

		11,013,545

Capital Markets 0.0%†
Mediobanca SpA*	9,221	78,782

Diversified Telecommunication Services 0.4%
Telecom Italia SpA*	3,478,107	3,978,177

Electric Utilities 0.7%
Enel SpA	1,486,500	7,863,759

Insurance 0.6%
Assicurazioni Generali SpA	304,955	6,394,022

Oil, Gas & Consumable Fuels 0.6%
Eni SpA	273,163	6,481,127

		35,924,949

JAPAN 22.0%

Air Freight & Logistics 0.3%
Yamato Holdings Co., Ltd.	170,500	3,174,901

Airlines 0.5%
Japan Airlines Co., Ltd.	210,000	5,746,164

Auto Components 0.4%
Aisin Seiki Co., Ltd.	26,800	967,331
Calsonic Kansei Corp.	13,000	70,723
NHK Spring Co., Ltd.	17,400	170,732
NOK Corp.	5,800	133,150
Sumitomo Electric Industries Ltd.	120,100	1,777,938
Sumitomo Rubber Industries Ltd.	10,000	142,251
Takata Corp.	1,600	36,322
Tokai Rika Co., Ltd.	3,200	67,706
Toyoda Gosei Co., Ltd.	7,000	136,652
Toyota Boshoku Corp.	5,500	57,683
Yokohama Rubber Co., Ltd. (The)	20,000	173,306

		3,733,794

Automobiles 2.5%
Honda Motor Co., Ltd.	170,200	5,839,534
Nissan Motor Co., Ltd.	347,500	3,363,853
Suzuki Motor Corp.	20,800	689,836
Toyota Motor Corp.	229,000	13,474,173
Yamaha Motor Co., Ltd.	160,600	3,146,932

		26,514,328

Banks 4.2%
77 Bank Ltd. (The)	44,000	231,879
Bank of Kyoto Ltd. (The)	25,000	207,742
Bank of Yokohama Ltd. (The)	139,000	764,337
Chiba Bank Ltd. (The)	89,000	619,122
Chugoku Bank Ltd. (The)	8,800	129,243
Fukuoka Financial Group, Inc.	103,000	491,333
Gunma Bank Ltd. (The)	51,000	293,991
Hachijuni Bank Ltd. (The)	55,000	330,534
Higo Bank Ltd. (The)	7,000	38,504
Hiroshima Bank Ltd. (The)	45,000	221,126
Hokuhoku Financial Group, Inc.	156,000	305,794
Iyo Bank Ltd. (The)	31,000	313,819
Joyo Bank Ltd. (The)	48,000	236,256
Mitsubishi UFJ Financial Group, Inc.	4,644,400	26,174,515

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Banks (continued)
Mizuho Financial Group, Inc.	2,558,700	$4,567,772
Nishi-Nippon City Bank Ltd. (The)	84,000	224,276
Shiga Bank Ltd. (The)	16,000	88,120
Shizuoka Bank Ltd. (The)	36,000	370,670
Sumitomo Mitsui Financial Group, Inc.	182,237	7,425,154
Yamaguchi Financial Group, Inc.	27,000	255,386

		43,289,573

Beverages 0.1%
Coca-Cola West Co., Ltd.	7,600	110,662
Kirin Holdings Co., Ltd.	105,900	1,404,948

		1,515,610

Building Products 0.4%
Asahi Glass Co., Ltd.	156,000	846,269
Daikin Industries Ltd.	39,600	2,456,511
LIXIL Group Corp.	25,800	550,417
Nippon Sheet Glass Co., Ltd.*	103,000	113,636

		3,966,833

Capital Markets 0.5%
Nomura Holdings, Inc.	872,900	5,193,187

Chemicals 0.6%
Asahi Kasei Corp.	133,000	1,081,601
Daicel Corp.	21,000	227,268
Denki Kagaku Kogyo KK	60,000	196,697
DIC Corp.	35,000	78,671
Hitachi Chemical Co., Ltd.	7,300	129,664
Kaneka Corp.	35,000	196,079
Kuraray Co., Ltd.	38,100	447,553
Lintec Corp.	3,200	67,645
Mitsubishi Chemical Holdings Corp.	208,500	1,026,382
Mitsubishi Gas Chemical Co., Inc.	41,000	261,405
Mitsui Chemicals, Inc.*	108,000	300,591
Nippon Shokubai Co., Ltd.	17,000	189,540
Showa Denko KK	183,000	240,159
Sumitomo Chemical Co., Ltd.	180,000	642,905
Taiyo Nippon Sanso Corp.	4,000	35,313
Teijin Ltd.	124,000	299,614
Toray Industries, Inc.	75,000	495,823
Tosoh Corp.	83,000	336,757
Ube Industries Ltd.	98,000	156,274

		6,409,941

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co., Ltd.	75,000	752,568
Sohgo Security Services Co., Ltd.	1,700	39,993
Toppan Printing Co., Ltd.	75,000	538,991

		1,331,552

Construction & Engineering 0.1%
COMSYS Holdings Corp.	12,700	219,211
Kajima Corp.	38,000	181,894
Kinden Corp.	9,000	92,555
Nippo Corp.	7,000	128,302
Obayashi Corp.	86,000	588,554
Shimizu Corp.	26,000	205,168

		1,415,684

Containers & Packaging 0.0%†
Rengo Co., Ltd.	20,000	89,849
Toyo Seikan Group Holdings Ltd.	20,100	249,180

		339,029

Distributors 0.0%†
Canon Marketing Japan, Inc.	7,600	146,405

Diversified Financial Services 0.4%
ORIX Corp.	341,600	4,715,944

Diversified Telecommunication Services 0.6%
Nippon Telegraph & Telephone Corp.	106,700	6,616,924

Electrical Equipment 0.0%†
Ushio, Inc.	10,600	112,045

Electronic Equipment, Instruments & Components 1.4%
Citizen Holdings Co., Ltd.	30,300	198,964
Hitachi High-Technologies Corp.	6,600	189,801
Hitachi Ltd.	1,465,000	11,192,648
Ibiden Co., Ltd.	10,300	200,770
Kyocera Corp.	47,400	2,213,911
Nippon Electric Glass Co., Ltd.	53,000	257,653
TDK Corp.	16,300	911,826

		15,165,573

Food & Staples Retailing 0.6%
Aeon Co., Ltd.	96,800	964,468
Seven & I Holdings Co., Ltd.	129,800	5,034,477
UNY Group Holdings Co. Ltd.	29,300	155,729

		6,154,674

Food Products 0.4%
House Foods Group, Inc.	8,000	138,721
Kewpie Corp.	4,500	75,961
NH Foods Ltd.	169,000	3,588,333
Nisshin Seifun Group, Inc.(a)	30,249	299,243
Yamazaki Baking Co., Ltd.	13,000	167,316

		4,269,574

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	24,400	351,264
Medipal Holdings Corp.	18,300	222,436
Suzuken Co., Ltd.	8,800	253,512

		827,212

Household Durables 0.8%
Iida Group Holdings Co. Ltd.	14,200	173,688
Nikon Corp.	29,500	426,663
Sekisui Chemical Co., Ltd.	22,000	252,844
Sekisui House Ltd.	77,000	907,502
Sony Corp.	350,700	6,294,095
Sumitomo Forestry Co., Ltd.	16,600	178,614

		8,233,406

Industrial Conglomerates 0.0%†
Nisshinbo Holdings, Inc.	18,000	151,360

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Insurance 0.4%
Dai-ichi Life Insurance Co., Ltd. (The)	83,400	$1,238,881
MS&AD Insurance Group Holdings, Inc.	69,300	1,511,579
Sompo Japan Nipponkoa Holdings, Inc.	41,400	1,004,305

		3,754,765

Leisure Products 0.0%†
Sankyo Co., Ltd.	6,600	236,530
Yamaha Corp.	19,800	258,865

		495,395

Machinery 0.2%
Amada Co., Ltd.	45,000	429,032
Glory Ltd.	3,800	107,265
Hitachi Construction Machinery Co., Ltd.(a)	5,100	102,675
JTEKT Corp.	18,100	303,383
Kurita Water Industries Ltd.	8,900	198,530
Mitsui Engineering & Shipbuilding Co., Ltd.	47,000	105,854
NTN Corp.	60,000	271,048
Sumitomo Heavy Industries Ltd.	66,000	371,735

		1,889,522

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.	73,000	155,273
Mitsui OSK Lines Ltd.(a)	152,000	485,659
Nippon Yusen KK	214,000	564,231

		1,205,163

Media 0.0%†
Fuji Media Holdings, Inc.	6,200	92,233
Nippon Television Holdings, Inc.	6,100	93,063
SKY Perfect JSAT Holdings, Inc.	21,500	126,336
Tokyo Broadcasting System Holdings, Inc.	3,700	41,193

		352,825

Metals & Mining 0.6%
Daido Steel Co., Ltd.	22,000	87,692
JFE Holdings, Inc.	72,700	1,452,291
Kobe Steel Ltd.	331,000	537,534
Mitsubishi Materials Corp.	149,000	482,105
Nippon Steel & Sumitomo Metal Corp.	1,017,995	2,642,853
Nisshin Steel Holdings Co., Ltd.	8,700	79,069
Sumitomo Metal Mining Co., Ltd.	65,000	914,794
Yamato Kogyo Co., Ltd.	5,300	176,908

		6,373,246

Multiline Retail 0.2%
H2O Retailing Corp.	5,500	92,090
Isetan Mitsukoshi Holdings Ltd.	49,700	646,821
J. Front Retailing Co., Ltd.	33,500	438,258
Marui Group Co., Ltd.	27,900	229,756
Takashimaya Co., Ltd.	33,000	276,030

		1,682,955

Oil, Gas & Consumable Fuels 0.3%
Cosmo Oil Co., Ltd.	74,000	124,767
Idemitsu Kosan Co., Ltd.	11,600	246,383
INPEX Corp.	107,700	1,522,671
JX Holdings, Inc.	349,900	1,613,305
Showa Shell Sekiyu KK	18,200	173,636

		3,680,762

Paper & Forest Products 0.1%
Nippon Paper Industries Co., Ltd.	12,400	185,666
Oji Holdings Corp.	96,000	363,437

		549,103

Personal Products 0.0%†
Pola Orbis Holdings, Inc.	1,600	62,780

Pharmaceuticals 0.6%
Kyowa Hakko Kirin Co., Ltd.	32,000	393,611
Mitsubishi Tanabe Pharma Corp.	32,600	478,357
Otsuka Holdings Co., Ltd.	157,300	5,421,860
Sumitomo Dainippon Pharma Co., Ltd.	19,300	246,223

		6,540,051

Real Estate Management & Development 1.1%
Daiwa House Industry Co., Ltd.	297,500	5,344,561
Mitsui Fudosan Co., Ltd.	206,000	6,321,817

		11,666,378

Road & Rail 0.2%
Fukuyama Transporting Co., Ltd.	18,000	89,749
Hankyu Hanshin Holdings, Inc.	140,000	815,227
Hitachi Transport System Ltd.	6,400	82,674
Nippon Express Co., Ltd.	112,000	469,092
Seino Holdings Co. Ltd.	19,000	152,310

		1,609,052

Semiconductors & Semiconductor Equipment 0.0%†
Rohm Co., Ltd.	6,000	377,790

Specialty Retail 0.1%
Aoyama Trading Co., Ltd.	3,300	76,912
Autobacs Seven Co., Ltd.	9,000	139,771
K’s Holdings Corp.	5,400	160,891
Yamada Denki Co., Ltd.(a)	117,800	343,838

		721,412

Technology Hardware, Storage & Peripherals 0.7%
FUJIFILM Holdings Corp.	72,200	2,218,496
Konica Minolta, Inc.	63,500	686,469
NEC Corp.	168,000	580,671
Ricoh Co., Ltd.	377,500	4,055,604
Toshiba TEC Corp.	13,000	84,219

		7,625,459

Textiles, Apparel & Luxury Goods 0.0%†
Wacoal Holdings Corp.	14,000	136,231

Tobacco 0.6%
Japan Tobacco, Inc.	182,000	5,914,168

Trading Companies & Distributors 2.1%
ITOCHU Corp.	200,700	2,451,149
Marubeni Corp.	226,000	1,546,494
Mitsubishi Corp.	221,100	4,528,183
Mitsui & Co., Ltd.	691,500	10,907,780
Nagase & Co., Ltd.	13,800	167,898
Sojitz Corp.	188,400	295,777
Sumitomo Corp.	179,400	1,980,059
Toyota Tsusho Corp.	28,200	686,924

		22,564,264

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	31,000	$293,560
Mitsubishi Logistics Corp.	6,000	86,206

		379,766

Wireless Telecommunication Services 0.7%
KDDI Corp.	71,800	4,319,218
NTT DOCOMO, Inc.	189,600	3,175,463

		7,494,681

		234,099,481

LUXEMBOURG 0.2%

Metals & Mining 0.2%
ArcelorMittal	153,794	2,104,236

MACAU 0.3%

Hotels, Restaurants & Leisure 0.3%
Sands China Ltd.	550,400	2,871,329

NETHERLANDS 6.7%

Banks 1.5%
ING Groep NV, CVA*	1,095,380	15,569,965

Chemicals 0.1%
Akzo Nobel NV	6,387	437,007
Koninklijke DSM NV	7,007	432,041

		869,048

Construction & Engineering 0.0%†
Koninklijke Boskalis Westminster NV	3,817	214,666

Diversified Telecommunication Services 0.7%
Koninklijke KPN NV*	2,295,837	7,350,408

Food & Staples Retailing 0.0%†
Koninklijke Ahold NV	22,121	357,822

Industrial Conglomerates 0.2%
Koninklijke Philips NV	54,687	1,739,035
Koninklijke Philips NV, NYRS	15,418	488,905

		2,227,940

Insurance 0.2%
Aegon NV	282,868	2,329,194

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	3,536	80,108

Oil, Gas & Consumable Fuels 4.0%
Royal Dutch Shell PLC, ADR	168,456	12,824,555
Royal Dutch Shell PLC, ADR(a)	108,828	8,610,471
Royal Dutch Shell PLC, Class A	542,546	20,736,328

		42,171,354

		71,170,505

NEW ZEALAND 0.0%†

Construction Materials 0.0%†
Fletcher Building Ltd.	16,391	112,348

Electric Utilities 0.0%†
Contact Energy Ltd.	20,973	97,912

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.(a)	43,869	131,794

		342,054

NORWAY 1.0%

Banks 0.5%
DNB ASA	262,102	4,905,001
SpareBank 1 SR-Bank ASA	1,781	16,912

		4,921,913

Chemicals 0.1%
Yara International ASA	12,056	605,490

Food Products 0.0%†
Cermaq ASA	2,573	38,747
Orkla ASA	25,899	234,098

		272,845

Insurance 0.0%†
Storebrand ASA*	36,062	200,740

Metals & Mining 0.4%
Norsk Hydro ASA	888,997	4,970,206

		10,971,194

PORTUGAL 0.0%†

Banks 0.0%†
Banco Comercial Portugues SA, Class R*	24,912	3,253
Banco Espirito Santo SA REG* (b)	146,163	22,154

		25,407

Diversified Telecommunication Services 0.0%†
Portugal Telecom SGPS SA REG	177	372

		25,779

RUSSIA 0.3%

Metals & Mining 0.3%
MMC Norilsk Nickel OJSC, ADR	143,320	2,662,886

SINGAPORE 0.4%

Airlines 0.1%
Singapore Airlines Ltd.	101,000	777,249

Electronic Equipment, Instruments & Components 0.0%†
Venture Corp., Ltd.	33,000	196,745

Food Products 0.1%
Golden Agri-Resources Ltd.	999,000	403,615
Wilmar International Ltd.(a)	287,000	694,197

		1,097,812

Hotels, Restaurants & Leisure 0.0%†
OUE Ltd.	57,000	95,126

Marine 0.0%†
Neptune Orient Lines Ltd.*	118,000	85,970

Real Estate Management & Development 0.2%
CapitaLand Ltd.	400,000	1,002,101
Keppel Land Ltd.	93,000	254,979
United Industrial Corp. Ltd.	14,000	36,545
UOL Group Ltd.	48,510	251,096

		1,544,721

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	154,000	108,570
Hutchison Port Holdings Trust, Class U	92,000	64,351

		172,921

		3,970,544

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SOUTH AFRICA 0.1%

Capital Markets 0.1%
Investec PLC	69,168	$580,773

SOUTH KOREA 0.8%

Diversified Telecommunication Services 0.3%
KT Corp.	84,690	2,759,231

Semiconductors & Semiconductor Equipment 0.5%
Samsung Electronics Co., Ltd.	5,069	5,677,318

		8,436,549

SPAIN 2.2%

Banks 0.9%
Banco de Sabadell SA	267,721	790,497
Banco Popular Espanol SA	756,285	4,612,814
Banco Santander SA	416,755	3,989,858
CaixaBank SA	118,703	721,775

		10,114,944

Electric Utilities 0.4%
Acciona SA*	3,299	246,258
Iberdrola SA	516,559	3,692,309

		3,938,567

Independent Power and Renewable Electricity Producers 0.0%†
EDP Renovaveis SA	32,575	225,873

Oil, Gas & Consumable Fuels 0.9%
Repsol SA	387,344	9,189,374

		23,468,758

SWEDEN 2.0%

Banks 0.7%
Nordea Bank AB	440,919	5,715,811
Skandinaviska Enskilda Banken AB, Class A	102,766	1,367,265

		7,083,076

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class A	17,730	214,309
Telefonaktiebolaget LM Ericsson, Class B	250,741	3,161,561

		3,375,870

Diversified Telecommunication Services 0.1%
TeliaSonera AB	120,418	830,421

Food & Staples Retailing 0.0%†
ICA Gruppen AB	1,850	60,344

Household Durables 0.7%
Electrolux AB	276,368	7,279,576
Husqvarna AB, Class A	12,546	89,046
Husqvarna AB, Class B	47,467	334,663

		7,703,285

Household Products 0.1%
Svenska Cellulosa AB SCA, Class A	3,365	80,348
Svenska Cellulosa AB SCA, Class B	57,606	1,368,782

		1,449,130

Metals & Mining 0.1%
Boliden AB	37,181	600,337
SSAB AB, Class A*	11,623	99,322
SSAB AB, Class B*	586	4,365

		704,024

Pharmaceuticals 0.0%†
Meda AB, Class A	27,934	391,465

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	8,033	96,689

		21,694,304

SWITZERLAND 8.6%

Beverages 0.1%
Coca-Cola HBC AG, ADR*	25,227	541,530

Capital Markets 1.5%
Credit Suisse Group AG REG*	232,736	6,438,795
UBS AG REG*	534,062	9,283,509

		15,722,304

Chemicals 0.0%†
Clariant AG*	30,545	521,618

Construction Materials 0.3%
Holcim Ltd. REG*	38,676	2,813,746

Electric Utilities 0.0%†
Alpiq Holding AG REG*	147	15,484

Electrical Equipment 0.4%
ABB Ltd. REG*	176,872	3,956,554

Food Products 0.9%
Aryzta AG*	11,373	979,990
Nestle SA REG	123,282	9,060,121

		10,040,111

Insurance 1.7%
Baloise Holding AG REG	6,242	797,924
Swiss Life Holding AG REG*	3,431	817,587
Swiss Re AG*	49,133	3,910,120
Zurich Insurance Group AG*	40,388	12,019,589

		17,545,220

Life Sciences Tools & Services 0.1%
Lonza Group AG REG*	6,426	774,306

Machinery 0.0%†
OC Oerlikon Corp. AG REG*	3,194	39,628
Sulzer AG REG	2,926	358,809

		398,437

Metals & Mining 0.5%
Glencore PLC*	875,349	4,847,981

Pharmaceuticals 2.3%
Novartis AG REG	163,340	15,381,465
Roche Holding AG	33,333	9,843,338

		25,224,803

Professional Services 0.1%
Adecco SA REG*	15,794	1,067,689

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV(a)	94,521	729,768

Textiles, Apparel & Luxury Goods 0.3%
Cie Financiere Richemont SA REG	41,146	3,363,323
Swatch Group AG (The) REG	270	23,588
Swatch Group AG (The) - Bearer Shares	437	207,093

		3,594,004

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)

Trading Companies & Distributors 0.3%
Wolseley PLC	58,713	$3,075,326

		90,868,881

TAIWAN 0.2%

Technology Hardware, Storage & Peripherals 0.2%
Asustek Computer, Inc.	243,000	2,318,798

TURKEY 0.3%

Banks 0.3%
Turkiye Garanti Bankasi AS	910,020	3,198,506

UNITED KINGDOM 14.4%

Banks 4.8%
Barclays PLC, ADR	635,597	9,413,192
Barclays PLC	1,938,860	7,131,483
HSBC Holdings PLC	1,462,387	14,859,736
HSBC Holdings PLC, ADR(a)	291,244	14,818,495
Royal Bank of Scotland Group PLC, ADR*	142,180	1,696,207
Standard Chartered PLC	203,341	3,750,596

		51,669,709

Beverages 0.5%
SABMiller PLC	95,928	5,316,126

Energy Equipment & Services 0.1%
Subsea 7 SA	54,451	778,135

Food & Staples Retailing 0.1%
J Sainsbury PLC	149,848	609,343
Tesco PLC	58,716	175,400
WM Morrison Supermarkets PLC	55,239	150,305

		935,048

Hotels, Restaurants & Leisure 0.4%
InterContinental Hotels Group PLC	114,087	4,399,338

Household Durables 0.1%
Barratt Developments PLC	87,397	558,881

Insurance 0.8%
Aviva PLC	92,442	782,067
Old Mutual PLC	47,497	139,321
Prudential PLC	318,712	7,085,400

		8,006,788

Marine 0.0%†
Stolt-Nielsen Ltd.(a)	4,020	77,900

Metals & Mining 1.3%
Anglo American PLC	175,745	3,919,429
Rio Tinto PLC	203,814	9,986,862

		13,906,291

Oil, Gas & Consumable Fuels 3.3%
BG Group PLC	517,539	9,554,208
BP PLC, ADR	501,290	22,031,696
BP PLC	534,730	3,911,730

		35,497,634

Pharmaceuticals 0.7%
AstraZeneca PLC	102,377	7,336,627

Specialty Retail 0.1%
Kingfisher PLC	130,058	680,187

Tobacco 0.4%
British American Tobacco PLC	81,731	4,605,591

Wireless Telecommunication Services 1.8%
Vodafone Group PLC, ADR	213,058	7,007,478
Vodafone Group PLC	3,802,649	12,530,586

		19,538,064

		153,306,319

UNITED STATES 0.4%

Health Care Providers & Services 0.1%
Catamaran Corp.*	13,350	562,703

Hotels, Restaurants & Leisure 0.1%
Carnival PLC	12,376	492,813
Carnival PLC, ADR(a)	10,518	420,194

		913,007

Media 0.2%
Thomson Reuters Corp.	58,800	2,142,096

Metals & Mining 0.0%†
Sims Metal Management Ltd.*	23,132	226,948

		3,844,754

Total Common Stocks (cost $970,137,413)		1,034,936,541

Preferred Stock 0.4%

	Shares	Market Value
GERMANY 0.4%

Automobiles 0.4%
Porsche Automobil Holding SE	48,598	3,876,793

Total Preferred Stock (cost $5,277,473)		3,876,793

Rights 0.0%†

	Number of Rights	Market Value
ITALY 0.0%†

Automobiles 0.0%†
Fiat SpA, expiring 10/06/14*(b)	11,988	0

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Rights (continued)

	Number of Rights	Market Value
SPAIN 0.0%†

Banks 0.0%†
Banco Popular Espanol SA, expiring 10/13/14*	756,285	$10,507

Total Rights (cost $–)		10,507

Repurchase Agreements 1.6%

	Principal Amount	Market Value
Barclays Capital, Inc., 0.01%, dated 09/30/14, due 10/07/14, repurchase price $3,000,006, collateralized by U.S. Government Treasury Securities, 2.00%, maturing 02/28/21; total market value $3,060,000.(c)	$3,000,000	3,000,000
Credit Suisse (USA) LLC, 0.00%, dated 09/30/14, due 10/01/14, repurchase price $14,265,933, collateralized by U.S. Government Agency Securities, ranging from 1.50% - 4.50%, maturing 11/20/21 - 08/20/43; total market value $14,551,256.(c)	14,265,933	14,265,933

Total Repurchase Agreements (cost $17,265,933)		17,265,933

Total Investments (cost $992,680,819) (d) — 99.4%		1,056,089,774
Other assets in excess of liabilities — 0.6%		6,408,017

NET ASSETS — 100.0%		$1,062,497,791

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $17,073,809 which was collateralized by repurchase agreements with a value of $17,265,933 and $499,635 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 4.13%, and maturity dates ranging from 11/30/14 - 08/15/43, a total value of $17,765,568.
(b)	Fair valued security.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2014 was $17,265,933.
(d)	At September 30, 2014, the tax basis cost of the Fund’s investments was $1,001,247,596, tax unrealized appreciation and depreciation were $115,432,710 and $(60,590,532), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
AS	Stock Corporation
ASA	Stock Corporation
BM	Limited Liability
CVA	Dutch Certificate
KK	Joint Stock Company
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
NYRS	New York Registry Shares
OJSC	Open Joint Stock Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SC	Partnership with full liability
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

At September 30, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
106	DJ Euro Stoxx 50	12/19/14	$4,315,058	$28,062
27	FTSE 100 Index	12/19/14	2,891,297	(67,406)
9	SPI 200 Index	12/18/14	1,040,744	(34,171)
18	TOPIX Index	12/11/14	2,177,069	35,599

			$10,424,168	$(37,916)

At September 30,2014, the Fund has $708,000 segregated as collateral with the broker for open futures contracts.

At September 30, 2014, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Societe Generale	11/10/14	(656,067)	$(1,091,226)	$(1,063,209)	$28,017
British Pound	Goldman Sachs International	11/10/14	(2,008,726)	(3,350,833)	(3,255,301)	95,532
Canadian Dollar	Societe Generale	11/10/14	(4,573,444)	(4,176,646)	(4,079,624)	97,022
Euro	Citibank NA	11/10/14	(1,070,413)	(1,433,557)	(1,352,352)	81,205
Euro	State Street Bank and Trust Co.	11/10/14	(1,258,733)	(1,681,604)	(1,590,273)	91,331
Euro	Royal Bank of Canada	11/10/14	(8,424,528)	(11,280,107)	(10,643,486)	636,621
Euro	Goldman Sachs International	11/10/14	(2,428,189)	(3,249,623)	(3,067,755)	181,868
Euro	Credit Suisse International	11/10/14	(1,583,397)	(2,110,907)	(2,000,452)	110,455
Euro	Goldman Sachs International	11/10/14	(1,112,146)	(1,467,101)	(1,405,076)	62,025
Euro	Royal Bank of Scotland	11/10/14	(977,584)	(1,243,880)	(1,235,072)	8,808
Euro	Royal Bank of Scotland	11/10/14	(3,137,615)	(4,137,134)	(3,964,040)	173,094
Euro	ANZ Banking Group Ltd.	11/10/14	(1,774,553)	(2,377,017)	(2,241,957)	135,060
Hong Kong Dollar	Royal Bank of Scotland	11/10/14	(12,630,846)	(1,630,051)	(1,626,516)	3,535
Hong Kong Dollar	State Street Bank and Trust Co.	11/10/14	(16,220,100)	(2,093,008)	(2,088,716)	4,292
Japanese Yen	Westpac Banking Corp.	11/10/14	(2,326,923,592)	(22,678,242)	(21,222,456)	1,455,786
Japanese Yen	UBS AG	11/10/14	(428,746,774)	(3,995,623)	(3,910,338)	85,285
Japanese Yen	Goldman Sachs International	11/10/14	(244,505,075)	(2,384,680)	(2,229,982)	154,698
Norwegian Krone	Royal Bank of Canada	11/10/14	(28,851,331)	(4,588,900)	(4,484,267)	104,633
Swiss Franc	ANZ Banking Group Ltd.	11/10/14	(2,633,735)	(2,908,289)	(2,759,635)	148,654
Swiss Franc	ANZ Banking Group Ltd.	11/10/14	(3,161,226)	(3,498,178)	(3,312,342)	185,836
Swiss Franc	UBS AG	11/10/14	(1,948,016)	(2,145,756)	(2,041,137)	104,619

Total Short Contracts				$(83,522,362)	$(79,573,986)	$3,948,376

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	Westpac Banking Corp.	11/10/14	36,645,811	$33,952,746	$31,992,837	$(1,959,909)
British Pound	State Street Bank and Trust Co.	11/10/14	2,413,746	4,035,060	3,911,670	(123,390)
British Pound	State Street Bank and Trust Co.	11/10/14	2,151,440	3,466,464	3,486,581	20,117
British Pound	Deutsche Bank Securities, Inc.	11/10/14	853,582	1,448,257	1,383,299	(64,958)
British Pound	Societe Generale	11/10/14	1,443,256	2,433,084	2,338,912	(94,172)
British Pound	Citibank NA	11/10/14	740,755	1,245,549	1,200,453	(45,096)
Euro	Royal Bank of Canada	11/10/14	1,012,383	1,356,619	1,279,037	(77,582)
Euro	UBS AG	11/10/14	1,067,217	1,434,767	1,348,314	(86,453)
Euro	Citibank NA	11/10/14	2,094,268	2,812,137	2,645,882	(166,255)
Euro	Westpac Banking Corp.	11/10/14	2,224,921	2,986,238	2,810,949	(175,289)
Euro	State Street Bank and Trust Co.	11/10/14	1,411,853	1,826,101	1,783,724	(42,377)
Euro	UBS AG	11/10/14	1,775,278	2,372,465	2,242,872	(129,593)
Euro	State Street Bank and Trust Co.	11/10/14	875,745	1,156,728	1,106,410	(50,318)
Hong Kong Dollar	Societe Generale	11/10/14	9,444,437	1,218,742	1,216,191	(2,551)
Hong Kong Dollar	Morgan Stanley Co., Inc.	11/10/14	24,037,311	3,101,801	3,095,364	(6,437)
Hong Kong Dollar	Westpac Banking Corp.	11/10/14	11,717,192	1,511,497	1,508,861	(2,636)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen	UBS AG	11/10/14	124,890,478	1,222,684	1,139,050	(83,634)
Japanese Yen	Deutsche Bank Securities, Inc.	11/10/14	153,745,856	1,498,368	1,402,222	(96,146)
Japanese Yen	ANZ Banking Group Ltd.	11/10/14	500,649,680	4,832,969	4,566,121	(266,848)
Japanese Yen	ANZ Banking Group Ltd.	11/10/14	155,920,723	1,523,078	1,422,058	(101,020)
Norwegian Krone	Royal Bank of Canada	11/10/14	8,359,565	1,347,488	1,299,300	(48,188)
Norwegian Krone	Deutsche Bank Securities, Inc.	11/10/14	6,871,953	1,116,143	1,068,085	(48,058)
Singapore Dollar	Societe Generale	11/10/14	10,398,074	8,348,877	8,150,744	(198,133)
Swedish Krona	Royal Bank of Canada	11/10/14	56,451,085	8,212,142	7,821,881	(390,261)
Swiss Franc	Royal Bank of Canada	11/10/14	2,032,960	2,237,095	2,130,141	(106,954)

Total Long Contracts				$96,697,099	$92,350,958	$(4,346,141)

At September 30, 2014, the Fund’s open forward foreign cross currency contracts were as follows:

Counterparty	Delivery Date		Currency Received		Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	11/10/14	163,783,749	Japanese Yen	(952,467)	British Pound	$1,543,549	$1,493,772	$(49,777)
HSBC Bank PLC	11/10/14	177,066,305	Japanese Yen	(1,260,795)	Euro	1,592,879	1,614,914	22,035
Credit Suisse International	11/10/14	213,841,860	Japanese Yen	(1,562,387)	Euro	1,973,908	1,950,322	(23,586)
Deutsche Bank Securities, Inc.	11/10/14	969,019	British Pound	(166,027,376)	Japanese Yen	1,514,234	1,570,373	56,139
Deutsche Bank Securities, Inc.	11/10/14	2,077,929	Euro	(284,125,508)	Japanese Yen	2,591,336	2,625,239	33,903

						$9,215,906	$9,254,620	$38,714

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$11,443	$—	$11,443
Air Freight & Logistics	—	4,163,554	—	4,163,554
Airlines	3,757,956	7,394,915	—	11,152,871
Auto Components	—	4,787,977	—	4,787,977
Automobiles	—	57,521,745	—	57,521,745
Banks	25,927,894	182,866,907	—	208,794,801
Beverages	541,530	9,348,605	—	9,890,135
Building Products	—	14,542,034	—	14,542,034
Capital Markets	6,833	31,027,551	—	31,034,384
Chemicals	1,088,915	21,234,691	—	22,323,606
Commercial Services & Supplies	—	1,513,332	—	1,513,332
Communications Equipment	—	3,375,870	—	3,375,870
Construction & Engineering	—	2,895,268	—	2,895,268
Construction Materials	240,896	12,412,121	—	12,653,017
Containers & Packaging	—	339,029	—	339,029
Distributors	—	146,405	—	146,405
Diversified Financial Services	—	4,715,944	—	4,715,944
Diversified Telecommunication Services	29,077	32,195,986	—	32,225,063
Electric Utilities	—	17,777,612	—	17,777,612

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electrical Equipment	$—	$10,889,685	$—	$10,889,685
Electronic Equipment, Instruments & Components	—	15,560,402	—	15,560,402
Energy Equipment & Services	553,006	1,004,863	—	1,557,869
Food & Staples Retailing	611,801	17,093,753	—	17,705,554
Food Products	—	15,869,985	—	15,869,985
Health Care Providers & Services	562,703	1,414,832	—	1,977,535
Hotels, Restaurants & Leisure	420,194	14,418,406	—	14,838,600
Household Durables	—	16,495,572	—	16,495,572
Household Products	—	1,449,130	—	1,449,130
Independent Power and Renewable Electricity Producers	187,662	225,873	—	413,535
Industrial Conglomerates	488,905	8,609,418	—	9,098,323
Information Technology Services	2,734,208	131,881	—	2,866,089
Insurance	9,141,754	68,987,452	—	78,129,206
Leisure Products	—	495,395	—	495,395
Life Sciences Tools & Services	—	854,414	—	854,414
Machinery	—	2,609,868	—	2,609,868
Marine	—	5,840,366	—	5,840,366
Media	2,142,096	4,041,681	—	6,183,777
Metals & Mining	17,758,932	34,850,119	—	52,609,051
Multiline Retail	1,116,813	1,919,075	—	3,035,888
Multi-Utilities	—	25,394,225	—	25,394,225
Oil, Gas & Consumable Fuels	65,566,613	59,301,002	—	124,867,615
Paper & Forest Products	—	7,605,544	—	7,605,544
Personal Products	—	62,780	—	62,780
Pharmaceuticals	—	63,056,739	—	63,056,739
Professional Services	—	1,067,689	—	1,067,689
Real Estate Management & Development	—	23,721,428	—	23,721,428
Road & Rail	—	2,758,800	—	2,758,800
Semiconductors & Semiconductor Equipment	—	6,784,876	—	6,784,876
Specialty Retail	—	1,401,599	—	1,401,599
Technology Hardware, Storage & Peripherals	509,829	10,703,946	—	11,213,775
Textiles, Apparel & Luxury Goods	—	3,730,235	—	3,730,235
Thrifts & Mortgage Finance	164,364	—	—	164,364
Tobacco	—	10,519,759	—	10,519,759
Trading Companies & Distributors	—	26,314,248	—	26,314,248
Transportation Infrastructure	108,570	690,527	—	799,097
Wireless Telecommunication Services	7,007,478	20,121,956	—	27,129,434

Total Common Stocks	$140,668,029	$894,268,512	$—	$1,034,936,541

Forward Foreign Currency Contracts	—	4,080,570	—	4,080,570
Futures Contracts	63,661	—	—	63,661
Preferred Stock	—	3,876,793	—	3,876,793
Repurchase Agreements	—	17,265,933	—	17,265,933
Rights	8,375	2,132	—	10,507

Total Assets	$140,740,065	$919,493,940	$—	$1,060,234,005

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Forward Foreign Currency Contracts	$—	$(4,439,621)	$—	$(4,439,621)
Futures Contracts	(101,577)	—	—	(101,577)

Total Liabilities	$(101,577)	$(4,439,621)	$—	$(4,541,198)

Total	$140,638,488	$915,054,319	$—	$1,055,692,807

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and financial futures contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract settlement date or if the fund enters into an offsetting contract before the contractual settlement date or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2014

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$4,080,570

Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	63,661

Total		$4,144,231

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(4,439,621)

Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	(101,577)

Total		$(4,541,198)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 99.5%

	Shares	Market Value
Aerospace & Defense 3.7%
Honeywell International, Inc.	201,500	$18,763,680
Lockheed Martin Corp.	50,772	9,280,106
Precision Castparts Corp.	31,500	7,461,720
Triumph Group, Inc.	37,900	2,465,395
United Technologies Corp.	196,656	20,766,874

		58,737,775

Air Freight & Logistics 1.7%
FedEx Corp.	48,960	7,904,592
United Parcel Service, Inc., Class B	196,365	19,300,716

		27,205,308

Airlines 0.9%
Copa Holdings SA, Class A	59,000	6,330,110
Delta Air Lines, Inc.	227,925	8,239,489

		14,569,599

Auto Components 1.2%
BorgWarner, Inc.	91,000	4,787,510
TRW Automotive Holdings Corp.*	143,070	14,485,837

		19,273,347

Automobiles 0.3%
General Motors Co.	131,090	4,187,015

Banks 1.1%
JPMorgan Chase & Co.	277,430	16,712,383

Beverages 1.6%
Coca-Cola Co. (The)	94,995	4,052,487
Coca-Cola Enterprises, Inc.	34,630	1,536,187
PepsiCo, Inc.	218,747	20,363,158

		25,951,832

Biotechnology 7.0%
Alexion Pharmaceuticals, Inc.*	95,106	15,770,477
Amgen, Inc.	54,700	7,683,162
Biogen Idec, Inc.*	60,480	20,007,389
BioMarin Pharmaceutical, Inc.*	83,700	6,039,792
Celgene Corp.*	220,105	20,861,552
Gilead Sciences, Inc.*	390,967	41,618,437

		111,980,809

Capital Markets 1.4%
BlackRock, Inc.	26,060	8,556,019
Charles Schwab Corp. (The)	185,000	5,437,150
Morgan Stanley	222,700	7,698,739

		21,691,908

Chemicals 3.4%
Ashland, Inc.	145,870	15,185,067
Dow Chemical Co. (The)	109,025	5,717,271
Ecolab, Inc.	52,400	6,017,092
FMC Corp.	53,500	3,059,665
LyondellBasell Industries NV, Class A	83,598	9,083,758
Monsanto Co.	100,900	11,352,259
PPG Industries, Inc.	20,743	4,080,978

		54,496,090

Communications Equipment 1.8%
Cisco Systems, Inc.	161,760	4,071,499
QUALCOMM, Inc.	337,291	25,219,248

		29,290,747

Consumer Finance 1.7%
American Express Co.	71,700	6,276,618
Capital One Financial Corp.	181,810	14,839,332
Discover Financial Services	100,994	6,503,004

		27,618,954

Containers & Packaging 0.2%
Packaging Corp. of America	59,763	3,814,075

Diversified Telecommunication Services 1.0%
Frontier Communications Corp.(a)	359,038	2,337,338
Verizon Communications, Inc.	262,884	13,141,571

		15,478,909

Electrical Equipment 0.2%
Eaton Corp. PLC	46,527	2,948,416

Energy Equipment & Services 2.1%
Cameron International Corp.*	188,445	12,508,979
Halliburton Co.	124,690	8,043,752
Schlumberger Ltd.	123,700	12,579,053

		33,131,784

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	45,000	5,639,400
CVS Health Corp.	325,352	25,894,765
Kroger Co. (The)	100,218	5,211,336
Rite Aid Corp.*	572,358	2,770,213

		39,515,714

Food Products 2.0%
Archer-Daniels-Midland Co.	86,637	4,427,151
General Mills, Inc.	122,738	6,192,132
Kellogg Co.	75,410	4,645,256
Kraft Foods Group, Inc.	61,936	3,493,190
Mondelez International, Inc., Class A	213,150	7,303,585
Tyson Foods, Inc., Class A	158,265	6,230,893

		32,292,207

Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	90,120	6,467,912
Cooper Cos., Inc. (The)	23,486	3,657,944
Medtronic, Inc.	149,510	9,262,145

		19,388,001

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services 2.8%
Centene Corp.*	25,073	$2,073,788
Express Scripts Holding Co.*	203,430	14,368,261
HCA Holdings, Inc.*	34,774	2,452,263
McKesson Corp.	88,930	17,312,003
UnitedHealth Group, Inc.	80,000	6,900,000
WellPoint, Inc.	17,578	2,102,680

		45,208,995

Health Care Technology 0.6%
Cerner Corp.*	106,700	6,356,119
IMS Health Holdings, Inc.*	118,000	3,090,420

		9,446,539

Hotels, Restaurants & Leisure 3.9%
Chipotle Mexican Grill, Inc.*	8,040	5,359,383
Hilton Worldwide Holdings, Inc.*	261,900	6,450,597
McDonald’s Corp.	174,121	16,508,412
MGM Resorts International*	350,800	7,991,224
Royal Caribbean Cruises Ltd.	90,199	6,069,491
Starbucks Corp.	146,600	11,062,436
Wynn Resorts Ltd.	8,554	1,600,282
Yum! Brands, Inc.	89,764	6,461,213

		61,503,038

Household Durables 0.3%
PulteGroup, Inc.	255,649	4,514,761

Household Products 0.3%
Colgate-Palmolive Co.	72,166	4,706,667

Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)	220,593	3,128,009

Industrial Conglomerates 0.6%
Danaher Corp.	80,450	6,112,591
Roper Industries, Inc.	23,527	3,441,765

		9,554,356

Information Technology Services 4.6%
Accenture PLC, Class A	94,292	7,667,826
Cognizant Technology Solutions Corp., Class A*	242,664	10,864,067
Fidelity National Information Services, Inc.	182,922	10,298,509
FleetCor Technologies, Inc.*	49,795	7,076,865
International Business Machines Corp.	20,936	3,974,281
MasterCard, Inc., Class A	129,900	9,602,208
Visa, Inc., Class A	114,762	24,486,768

		73,970,524

Insurance 0.6%
Everest Re Group Ltd.	16,544	2,680,293
MetLife, Inc.	42,730	2,295,456
Prudential Financial, Inc.	57,500	5,056,550

		10,032,299

Internet & Catalog Retail 2.9%
Amazon.com, Inc.*	23,035	7,427,405
Expedia, Inc.	41,800	3,662,516
Netflix, Inc.*	11,100	5,008,098
Priceline Group, Inc. (The)*	19,389	22,463,708
TripAdvisor, Inc.*	90,355	8,260,254

		46,821,981

Internet Software & Services 10.4%
Alibaba Group Holding Ltd., ADR-CN*	77,600	6,894,760
Baidu, Inc., ADR-CN*	64,100	13,988,543
CoStar Group, Inc.*	27,650	4,300,681
eBay, Inc.*	244,540	13,848,300
Facebook, Inc., Class A*	337,076	26,642,487
Google, Inc., Class A*	69,221	40,730,329
Google, Inc., Class C*	66,108	38,168,115
IAC/InterActiveCorp.	69,600	4,586,640
LinkedIn Corp., Class A*	44,200	9,184,318
Twitter, Inc.*	152,700	7,876,266

		166,220,439

Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	168,870	9,622,213
Illumina, Inc.*	26,534	4,349,453
Thermo Fisher Scientific, Inc.	40,438	4,921,304

		18,892,970

Machinery 0.9%
Caterpillar, Inc.	59,100	5,852,673
Cummins, Inc.	45,177	5,962,460
Kennametal, Inc.	70,509	2,912,727

		14,727,860

Media 4.3%
Cinemark Holdings, Inc.	74,445	2,534,108
Comcast Corp., Class A	254,958	13,711,641
Liberty Global PLC, Series C*	215,900	8,855,139
Omnicom Group, Inc.	108,390	7,463,735
Time Warner Cable, Inc.	46,024	6,603,984
Twenty-First Century Fox, Inc., Class A	322,130	11,045,838
Viacom, Inc., Class B	137,530	10,581,558
Walt Disney Co. (The)	85,300	7,594,259

		68,390,262

Metals & Mining 0.4%
Freeport-McMoRan, Inc.	205,230	6,700,759

Multiline Retail 0.4%
Macy’s, Inc.	99,777	5,805,026

Oil, Gas & Consumable Fuels 3.1%
Apache Corp.	150,940	14,168,738
Cabot Oil & Gas Corp.	140,510	4,593,272
Concho Resources, Inc.*	68,800	8,626,832
EOG Resources, Inc.	70,830	7,013,587
Marathon Petroleum Corp.	65,077	5,510,069
Occidental Petroleum Corp.	90,880	8,738,112

		48,650,610

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals 2.8%
AbbVie, Inc.	182,300	$10,529,648
Bristol-Myers Squibb Co.	154,471	7,905,826
Endo International PLC*	73,509	5,023,605
Merck & Co., Inc.	199,560	11,829,917
Pfizer, Inc.	162,227	4,797,052
Zoetis, Inc.	143,800	5,313,410

		45,399,458

Professional Services 0.4%
Nielsen NV	140,700	6,237,231

Real Estate Investment Trusts (REITs) 0.9%
American Tower Corp.	159,793	14,961,419

Road & Rail 1.7%
Union Pacific Corp.	253,605	27,495,854

Semiconductors & Semiconductor Equipment 1.6%
Altera Corp.	64,081	2,292,818
Applied Materials, Inc.	219,100	4,734,751
ARM Holdings PLC, ADR-UK	143,400	6,265,146
Avago Technologies Ltd.	81,280	7,071,360
Broadcom Corp., Class A	126,048	5,094,860

		25,458,935

Software 5.4%
Activision Blizzard, Inc.	285,850	5,942,821
Aspen Technology, Inc.*	129,073	4,868,634
Citrix Systems, Inc.*	86,475	6,169,126
Electronic Arts, Inc.*	145,467	5,180,080
Microsoft Corp.	151,845	7,039,534
Oracle Corp.	608,350	23,287,638
PTC, Inc.*	64,884	2,394,220
salesforce.com, Inc.*	199,500	11,477,235
ServiceNow, Inc.*	79,300	4,661,254
SolarWinds, Inc.*	163,340	6,868,447
Splunk, Inc.*	48,500	2,684,960
Workday, Inc., Class A*	76,100	6,278,250

		86,852,199

Specialty Retail 3.9%
AutoZone, Inc.*	11,714	5,970,157
Bed Bath & Beyond, Inc.*	88,518	5,827,140
Best Buy Co., Inc.	81,370	2,733,218
Home Depot, Inc. (The)	200,810	18,422,310
Ross Stores, Inc.	81,162	6,134,224
TJX Cos., Inc. (The)	287,140	16,990,074
Ulta Salon Cosmetics & Fragrance, Inc.*	58,300	6,889,311

		62,966,434

Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc.	914,827	92,168,820
NCR Corp.*	228,740	7,642,204
Western Digital Corp.	30,648	2,982,663

		102,793,687

Textiles, Apparel & Luxury Goods 1.5%
Michael Kors Holdings Ltd.*	134,560	9,606,238
NIKE, Inc., Class B	128,200	11,435,440
Under Armour, Inc., Class A*	38,500	2,660,350

		23,702,028

Tobacco 1.9%
Lorillard, Inc.	101,487	6,080,086
Philip Morris International, Inc.	282,500	23,560,500

		29,640,586

Wireless Telecommunication Services 0.5%
SBA Communications Corp., Class A*	77,700	8,616,930

Total Common Stocks (cost $1,208,074,236)		1,590,684,729

Repurchase Agreement 0.2%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.00%, dated 09/30/14, due 10/01/14, repurchase price $3,452,067, collateralized by U.S. Government Agency Securties ranging from 1.50%-4.50%, maturing 11/20/21-08/20/43; total market value $3,521,110. (b)	$3,452,067	3,452,067

Total Repurchase Agreement (cost $3,452,067)		3,452,067

Total Investments (cost $1,211,526,303) (c) — 99.7%		1,594,136,796
Other assets in excess of liabilities — 0.3%		4,587,873

NET ASSETS — 100.0%		$1,598,724,669

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $3,321,452.
(b)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2014 was $3,452,067.
(c)	At September 30, 2014, the tax basis cost of the Fund’s investments was $1,213,845,748, tax unrealized appreciation and depreciation were $393,719,414 and $(13,428,366), respectively.

ADR	American Depositary Receipt
CN	China
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,590,684,729	$—	$—	$1,590,684,729
Repurchase Agreement	—	3,452,067	—	3,452,067

Total	$1,590,684,729	$3,452,067	$—	$1,594,136,796

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 99.2%

	Shares	Market Value
AUSTRALIA 0.2%
Beverages 0.2%
Treasury Wine Estates Ltd.	1,219,672	$4,508,700

BERMUDA 1.2%
Hotels, Restaurants & Leisure 0.5%
Norwegian Cruise Line Holdings Ltd.*	259,800	9,357,996

Insurance 0.7%
Everest Re Group Ltd.	42,148	6,828,397
Validus Holdings Ltd.	176,270	6,899,208

		13,727,605

		23,085,601

CANADA 1.2%
Media 0.4%
Quebecor, Inc., Class B	286,300	7,193,609

Metals & Mining 0.1%
Barrick Gold Corp.	175,900	2,578,694

Oil, Gas & Consumable Fuels 0.7%
Cameco Corp.	239,200	4,220,360
Canadian Natural Resources Ltd.	209,190	8,124,939

		12,345,299

		22,117,602

FRANCE 0.3%
Trading Companies & Distributors 0.3%
Rexel SA	259,471	4,845,560

IRELAND 0.8%
Electrical Equipment 0.4%
Eaton Corp. PLC	116,705	7,395,596

Machinery 0.1%
Pentair PLC	35,770	2,342,577

Pharmaceuticals 0.3%
Endo International PLC*	80,023	5,468,772

		15,206,945

ITALY 0.4%
Gas Utilities 0.4%
Snam SpA	1,368,714	7,557,769

JAPAN 0.5%
Wireless Telecommunication Services 0.5%
NTT DOCOMO, Inc.	594,600	9,958,494

MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Sands China Ltd.	683,200	3,564,120

PANAMA 0.2%
Airlines 0.2%
Copa Holdings SA, Class A	26,523	2,845,653

SINGAPORE 0.4%
Semiconductors & Semiconductor Equipment 0.4%
Avago Technologies Ltd.	87,520	7,614,240

SOUTH KOREA 0.3%
Semiconductors & Semiconductor Equipment 0.3%
Samsung Electronics Co., Ltd.	5,783	6,477,003

SWEDEN 0.4%
Household Durables 0.4%
Electrolux AB	304,949	8,032,404

SWITZERLAND 0.8%
Capital Markets 0.4%
Julius Baer Group Ltd.*	203,445	9,091,393

Commercial Services & Supplies 0.2%
Tyco International Ltd.	63,690	2,838,663

Machinery 0.2%
Sulzer AG REG	28,682	3,517,214

		15,447,270

UNITED KINGDOM 1.9%
Beverages 0.2%
Diageo PLC	110,609	3,190,200

Metals & Mining 0.5%
Rio Tinto PLC, ADR(a)	203,410	10,003,704

Pharmaceuticals 0.2%
AstraZeneca PLC, ADR	49,305	3,522,349

Tobacco 1.0%
Imperial Tobacco Group PLC	397,389	17,109,961

		33,826,214

UNITED STATES 90.4%
Aerospace & Defense 1.4%
Exelis, Inc.	231,080	3,822,063
Honeywell International, Inc.	89,520	8,336,102
Northrop Grumman Corp.	33,632	4,431,352
Raytheon Co.	42,938	4,363,360
United Technologies Corp.	44,510	4,700,256
Vectrus, Inc.*	12,838	250,722

		25,903,855

Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	89,395	8,786,635

Airlines 0.4%
Delta Air Lines, Inc.	180,610	6,529,052

Auto Components 0.5%
Johnson Controls, Inc.	156,240	6,874,560
Lear Corp.	36,850	3,184,209

		10,058,769

Automobiles 0.3%
Ford Motor Co.	209,600	3,099,984
General Motors Co.	94,000	3,002,360

		6,102,344

Banks 11.2%
Bank of America Corp.	1,587,090	27,059,885
Citigroup, Inc.	786,640	40,763,685
Comerica, Inc.	90,133	4,494,031

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Banks (continued)
Fifth Third Bancorp	462,620	$9,261,652
JPMorgan Chase & Co.	1,054,765	63,539,044
PNC Financial Services Group, Inc. (The)	225,085	19,262,774
Regions Financial Corp.	253,320	2,543,333
Wells Fargo & Co.	807,520	41,886,062

		208,810,466

Beverages 0.8%
Coca-Cola Enterprises, Inc.	102,510	4,547,344
Molson Coors Brewing Co., Class B	62,810	4,675,576
PepsiCo, Inc.	63,190	5,882,357

		15,105,277

Biotechnology 0.7%
Amgen, Inc.	45,406	6,377,727
Vertex Pharmaceuticals, Inc.*	56,325	6,325,861

		12,703,588

Building Products 0.4%
Armstrong World Industries, Inc.*	89,147	4,992,232
Owens Corning, Inc.	98,820	3,137,535

		8,129,767

Capital Markets 4.5%
Ameriprise Financial, Inc.	94,285	11,632,883
Goldman Sachs Group, Inc. (The)	210,627	38,664,799
Invesco Ltd.	74,900	2,957,052
Morgan Stanley	311,030	10,752,307
Northern Trust Corp.	124,240	8,452,047
Raymond James Financial, Inc.	129,500	6,938,610
TD Ameritrade Holding Corp.	131,880	4,400,836

		83,798,534

Chemicals 1.6%
Cabot Corp.	61,700	3,132,509
Celanese Corp.	190,850	11,168,543
Dow Chemical Co. (The)	106,960	5,608,982
Huntsman Corp.	104,590	2,718,294
LyondellBasell Industries NV, Class A	63,420	6,891,217

		29,519,545

Commercial Services & Supplies 0.2%
Republic Services, Inc.	93,220	3,637,444

Communications Equipment 2.0%
Cisco Systems, Inc.	1,494,950	37,627,892

Construction & Engineering 0.4%
Fluor Corp.	44,090	2,944,771
KBR, Inc.	209,845	3,951,381

		6,896,152

Construction Materials 0.8%
Martin Marietta Materials, Inc.	84,040	10,836,118
Vulcan Materials Co.	80,870	4,870,800

		15,706,918

Consumer Finance 0.7%
Discover Financial Services	201,660	12,984,887

Containers & Packaging 0.4%
Crown Holdings, Inc.*	67,020	2,983,730
Packaging Corp. of America	58,810	3,753,255

		6,736,985

Diversified Financial Services 1.9%
Berkshire Hathaway, Inc., Class B*	169,781	23,453,547
Voya Financial, Inc.	325,960	12,745,036

		36,198,583

Diversified Telecommunication Services 0.9%
AT&T, Inc.	109,190	3,847,856
Frontier Communications Corp.(a)	879,130	5,723,136
Verizon Communications, Inc.	69,940	3,496,301
Windstream Holdings, Inc.(a)	267,080	2,879,122

		15,946,415

Electric Utilities 1.6%
American Electric Power Co., Inc.	56,960	2,973,882
Edison International	204,530	11,437,317
Exelon Corp.	85,720	2,922,195
PPL Corp.	66,560	2,185,830
Xcel Energy, Inc.	362,655	11,024,712

		30,543,936

Electrical Equipment 0.3%
Generac Holdings, Inc.* (a)	122,700	4,974,258

Energy Equipment & Services 2.7%
Baker Hughes, Inc.	81,970	5,332,968
Cameron International Corp.*	38,880	2,580,854
Halliburton Co.	249,875	16,119,437
National Oilwell Varco, Inc.	194,505	14,801,831
Schlumberger Ltd.	105,770	10,755,751

		49,590,841

Food & Staples Retailing 1.7%
CVS Health Corp.	124,710	9,925,669
Kroger Co. (The)	94,330	4,905,160
Rite Aid Corp.*	469,490	2,272,332
Wal-Mart Stores, Inc.	191,465	14,641,328

		31,744,489

Food Products 1.6%
Archer-Daniels-Midland Co.	152,070	7,770,777
Bunge Ltd.	45,250	3,811,408
Ingredion, Inc.	157,195	11,913,808
Tyson Foods, Inc., Class A	143,840	5,662,981

		29,158,974

Health Care Equipment & Supplies 0.7%
Abbott Laboratories	220,200	9,158,118
Stryker Corp.	38,810	3,133,908

		12,292,026

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Health Care Providers & Services 4.3%
Aetna, Inc.	195,695	$15,851,295
Cardinal Health, Inc.	233,000	17,456,360
Cigna Corp.	62,558	5,673,385
Express Scripts Holding Co.*	52,640	3,717,963
HCA Holdings, Inc.*	84,710	5,973,749
Health Net, Inc.*	50,320	2,320,255
Laboratory Corp of America Holdings*	40,530	4,123,928
McKesson Corp.	30,090	5,857,620
Omnicare, Inc.	67,700	4,215,002
UnitedHealth Group, Inc.	78,440	6,765,450
WellPoint, Inc.	61,980	7,414,048

		79,369,055

Hotels, Restaurants & Leisure 0.7%
Carnival Corp.	154,170	6,193,009
Royal Caribbean Cruises Ltd.	103,610	6,971,917

		13,164,926

Household Durables 1.0%
D.R. Horton, Inc.	200,700	4,118,364
Lennar Corp., Class A	191,405	7,432,256
PulteGroup, Inc.	222,170	3,923,522
Toll Brothers, Inc.*	79,800	2,486,568

		17,960,710

Household Products 0.7%
Procter & Gamble Co. (The)	147,980	12,391,845

Independent Power and Renewable Electricity Producers 0.9%
AES Corp. (The)	492,060	6,977,411
NRG Energy, Inc.	310,440	9,462,211

		16,439,622

Industrial Conglomerates 0.5%
General Electric Co.	364,420	9,336,440

Information Technology Services 1.0%
Booz Allen Hamilton Holding Corp.	94,125	2,202,525
Computer Sciences Corp.	50,750	3,103,363
Teradata Corp.*	313,800	13,154,496

		18,460,384

Insurance 6.5%
Allstate Corp. (The)	68,580	4,208,755
American International Group, Inc.	495,445	26,763,939
Genworth Financial, Inc., Class A*	195,960	2,567,076
Hartford Financial Services Group, Inc. (The)	155,630	5,797,218
MetLife, Inc.	817,465	43,914,219
Principal Financial Group, Inc.	246,330	12,924,935
Prudential Financial, Inc.	126,380	11,113,857
Reinsurance Group of America, Inc.	86,345	6,918,825
Travelers Cos., Inc. (The)	63,430	5,958,614

		120,167,438

Internet Software & Services 0.4%
eBay, Inc.*	61,260	3,469,154
Google, Inc., Class C*	7,382	4,262,071

		7,731,225

Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc.	74,090	4,221,648
Thermo Fisher Scientific, Inc.	66,680	8,114,956

		12,336,604

Machinery 0.9%
Caterpillar, Inc.	26,650	2,639,150
Cummins, Inc.	79,604	10,506,135
PACCAR, Inc.	49,480	2,814,175

		15,959,460

Media 2.0%
Comcast Corp., Class A	139,780	7,517,368
DIRECTV*	37,210	3,219,409
News Corp., Class A*	144,350	2,360,123
Omnicom Group, Inc.	59,820	4,119,205
Time Warner, Inc.	60,370	4,540,428
Twenty-First Century Fox, Inc., Class A	153,010	5,246,713
Viacom, Inc., Class B	33,670	2,590,570
Walt Disney Co. (The)	80,971	7,208,848

		36,802,664

Metals & Mining 1.0%
Reliance Steel & Aluminum Co.	201,600	13,789,440
United States Steel Corp.(a)	101,930	3,992,598

		17,782,038

Multiline Retail 1.1%
Kohl’s Corp.	111,025	6,775,856
Macy’s, Inc.	121,580	7,073,524
Nordstrom, Inc.	104,965	7,176,457

		21,025,837

Multi-Utilities 0.7%
PG&E Corp.	192,750	8,681,460
Sempra Energy	35,660	3,757,851

		12,439,311

Oil, Gas & Consumable Fuels 10.1%
Anadarko Petroleum Corp.	193,330	19,611,395
Cabot Oil & Gas Corp.	335,935	10,981,715
Chevron Corp.	271,499	32,395,261
Cobalt International Energy, Inc.*	556,146	7,563,586
EOG Resources, Inc.	43,440	4,301,429
Exxon Mobil Corp.	193,590	18,207,140
Hess Corp.	90,200	8,507,664
HollyFrontier Corp.	196,100	8,565,648
Marathon Oil Corp.	179,460	6,745,901
Marathon Petroleum Corp.	74,590	6,315,535
Occidental Petroleum Corp.	365,360	35,129,363
Phillips 66	67,920	5,522,575
Pioneer Natural Resources Co.	23,740	4,676,068

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Oil, Gas & Consumable Fuels (continued)
QEP Resources, Inc.	218,685	$6,731,124
Southwestern Energy Co.*	251,220	8,780,139
Valero Energy Corp.	73,150	3,384,651

		187,419,194

Paper & Forest Products 0.1%
International Paper Co.	58,002	2,769,015

Personal Products 0.3%
Coty, Inc., Class A(a)	328,814	5,441,872

Pharmaceuticals 6.3%
AbbVie, Inc.	103,250	5,963,720
Bristol-Myers Squibb Co.	402,600	20,605,068
Eli Lilly & Co.	118,969	7,715,140
Johnson & Johnson	67,600	7,205,484
Merck & Co., Inc.	811,320	48,095,049
Mylan, Inc.*	91,050	4,141,865
Pfizer, Inc.	775,760	22,939,223

		116,665,549

Real Estate Investment Trusts (REITs) 3.3%
AvalonBay Communities, Inc.	60,900	8,585,074
Boston Properties, Inc.	59,540	6,892,350
DDR Corp.	154,390	2,582,945
Equity Lifestyle Properties, Inc.	196,630	8,329,247
Federal Realty Investment Trust	32,740	3,878,380
Plum Creek Timber Co., Inc.	111,715	4,358,002
Public Storage	28,570	4,738,049
Simon Property Group, Inc.	23,210	3,816,188
SL Green Realty Corp.	21,600	2,188,512
Two Harbors Investment Corp.	366,505	3,544,103
Washington Prime Group, Inc.	384,500	6,721,060
Weyerhaeuser Co.	166,715	5,311,540

		60,945,450

Real Estate Management & Development 0.3%
Realogy Holdings Corp.*	156,575	5,824,590

Road & Rail 0.6%
Norfolk Southern Corp.	65,300	7,287,480
Union Pacific Corp.	37,618	4,078,544

		11,366,024

Semiconductors & Semiconductor Equipment 2.1%
Applied Materials, Inc.	262,580	5,674,354
Broadcom Corp., Class A	91,240	3,687,921
Intel Corp.	161,400	5,619,948
Maxim Integrated Products, Inc.	472,150	14,277,815
Texas Instruments, Inc.	118,750	5,663,188
Xilinx, Inc.	115,760	4,902,436

		39,825,662

Software 1.9%
Activision Blizzard, Inc.	512,665	10,658,305
Citrix Systems, Inc.*	44,290	3,159,649
Electronic Arts, Inc.*	163,130	5,809,059
Microsoft Corp.	158,990	7,370,776
PTC, Inc.*	128,060	4,725,414
Symantec Corp.	156,480	3,678,845

		35,402,048

Specialty Retail 0.6%
AutoZone, Inc.*	10,990	5,601,163
GNC Holdings, Inc., Class A	155,830	6,036,855

		11,638,018

Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	142,059	14,312,444
EMC Corp.	694,610	20,324,289
Hewlett-Packard Co.	399,310	14,163,526
Western Digital Corp.	77,038	7,497,338

		56,297,597

Textiles, Apparel & Luxury Goods 0.3%
PVH Corp.	49,620	6,011,463

Tobacco 0.3%
Lorillard, Inc.	54,140	3,243,527
Philip Morris International, Inc.	37,700	3,144,180

		6,387,707

Trading Companies & Distributors 0.6%
WESCO International, Inc.*	132,915	10,401,928

		1,677,251,308

Total Common Stocks (cost $1,552,702,417)		1,842,338,883

Repurchase Agreements 1.1%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.00%, dated 09/30/2014, due 10/01/2014, repurchase price $10,000,000, collateralized by U.S. Government Agency Securities ranging from 0.00% - 7.25%, maturing 10/10/14 - 07/15/37; total market value $10,200,018.(b)	$10,000,000	10,000,000
Credit Suisse (USA) LLC, 0.00%, dated 09/30/2014, due 10/01/2014, repurchase price $5,880,146, collateralized by U.S. Government Agency Securities ranging from 1.5% - 4.5%, maturing 11/20/21 - 08/20/43; total market value $5,997,750.(b)	5,880,146	5,880,146

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value
Barclays Capital, Inc., 0.01%, dated 09/30/2014, due 10/07/2014, repurchase price $5,000,010, collateralized by U.S. Government Treasury Securities, 2.00%, maturing 02/28/21; total market value $5,100,001.(b)	$5,000,000	$5,000,000

Total Repurchase Agreements (cost $20,880,146)		20,880,146

Total Investments (cost $1,573,582,563) (c) — 100.3%		1,863,219,029
Liabilities in excess of other assets — (0.3)%		(5,072,222)

NET ASSETS — 100.0%		$1,858,146,807

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $20,161,319.
(b)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2014 was $20,880,146.
(c)	At September 30, 2014, the tax basis cost of the Fund’s investments was $1,578,575,167, tax unrealized appreciation and depreciation were $313,252,009 and $(28,608,147), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

At September 30, 2014, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Japanese Yen	JPMorgan Chase Bank	12/17/14	(932,330,000)	$(8,748,645)	$(8,507,194)	$241,451

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$25,903,855	$—	$—	$25,903,855
Air Freight & Logistics	8,786,635	—	—	8,786,635
Airlines	9,374,705	—	—	9,374,705
Auto Components	10,058,769	—	—	10,058,769
Automobiles	6,102,344	—	—	6,102,344
Banks	208,810,466	—	—	208,810,466
Beverages	15,105,277	7,698,900	—	22,804,177
Biotechnology	12,703,588	—	—	12,703,588
Building Products	8,129,767	—	—	8,129,767
Capital Markets	83,798,534	9,091,393	—	92,889,927
Chemicals	29,519,545	—	—	29,519,545
Commercial Services & Supplies	6,476,107	—	—	6,476,107
Communications Equipment	37,627,892	—	—	37,627,892
Construction & Engineering	6,896,152	—	—	6,896,152
Construction Materials	15,706,918	—	—	15,706,918
Consumer Finance	12,984,887	—	—	12,984,887
Containers & Packaging	6,736,985	—	—	6,736,985
Diversified Financial Services	36,198,583	—	—	36,198,583
Diversified Telecommunication Services	15,946,415	—	—	15,946,415
Electric Utilities	30,543,936	—	—	30,543,936
Electrical Equipment	12,369,854	—	—	12,369,854
Energy Equipment & Services	49,590,841	—	—	49,590,841
Food & Staples Retailing	31,744,489	—	—	31,744,489
Food Products	29,158,974	—	—	29,158,974
Gas Utilities	—	7,557,769	—	7,557,769
Health Care Equipment & Supplies	12,292,026	—	—	12,292,026
Health Care Providers & Services	79,369,055	—	—	79,369,055
Hotels, Restaurants & Leisure	22,522,922	3,564,120	—	26,087,042
Household Durables	17,960,710	8,032,404	—	25,993,114
Household Products	12,391,845	—	—	12,391,845

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Independent Power and Renewable Electricity Producers	$16,439,622	$—	$—	$16,439,622
Industrial Conglomerates	9,336,440	—	—	9,336,440
Information Technology Services	18,460,384	—	—	18,460,384
Insurance	133,895,043	—	—	133,895,043
Internet Software & Services	7,731,225	—	—	7,731,225
Life Sciences Tools & Services	12,336,604	—	—	12,336,604
Machinery	18,302,037	3,517,214	—	21,819,251
Media	43,996,273	—	—	43,996,273
Metals & Mining	30,364,436	—	—	30,364,436
Multiline Retail	21,025,837	—	—	21,025,837
Multi-Utilities	12,439,311	—	—	12,439,311
Oil, Gas & Consumable Fuels	199,764,493	—	—	199,764,493
Paper & Forest Products	2,769,015	—	—	2,769,015
Personal Products	5,441,872	—	—	5,441,872
Pharmaceuticals	125,656,670	—	—	125,656,670
Real Estate Investment Trusts (REITs)	60,945,450	—	—	60,945,450
Real Estate Management & Development	5,824,590	—	—	5,824,590
Road & Rail	11,366,024	—	—	11,366,024
Semiconductors & Semiconductor Equipment	47,439,902	6,477,003	—	53,916,905
Software	35,402,048	—	—	35,402,048
Specialty Retail	11,638,018	—	—	11,638,018
Technology Hardware, Storage & Peripherals	56,297,597	—	—	56,297,597
Textiles, Apparel & Luxury Goods	6,011,463	—	—	6,011,463
Tobacco	6,387,707	17,109,961	—	23,497,668
Trading Companies & Distributors	10,401,928	4,845,560	—	15,247,488
Wireless Telecommunication Services	—	9,958,494	—	9,958,494

Total Common Stocks	$1,764,486,065	$77,852,818	$—	$1,842,338,883

Forward Foreign Currency Contracts	—	241,451	—	241,451
Repurchase Agreements	—	20,880,146	—	20,880,146

Total	$1,764,486,065	$98,974,415	$—	$1,863,460,480

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract settlement date or if the fund enters into an offsetting contract before the contractual settlement date or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2014

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$241,451

Total		$241,451

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 97.5%

	Shares	Market Value
Aerospace & Defense 3.5%
BAE Systems PLC	327,558	$2,493,264
Exelis, Inc.	450,738	7,455,206
Huntington Ingalls Industries, Inc.	42,649	4,444,452
L-3 Communications Holdings, Inc.	8,902	1,058,626
Northrop Grumman Corp.	37,700	4,967,352
Raytheon Co.	9,906	1,006,648
Rockwell Collins, Inc.	17,326	1,360,091
Textron, Inc.	63,586	2,288,460
TransDigm Group, Inc.	71,100	13,105,863
Vectrus, Inc.*	24,278	474,148

		38,654,110

Airlines 0.6%
Copa Holdings SA, Class A	63,600	6,823,644

Auto Components 1.9%
Dana Holding Corp.	644,667	12,358,266
Delphi Automotive PLC	141,400	8,673,476

		21,031,742

Banks 5.5%
Bank of Hawaii Corp.	28,812	1,636,810
BB&T Corp.	44,654	1,661,575
BOK Financial Corp.	26,293	1,747,959
CIT Group, Inc.	300,700	13,820,172
Comerica, Inc.	20,467	1,020,485
Commerce Bancshares, Inc.	92,459	4,127,832
Cullen/Frost Bankers, Inc.	26,224	2,006,398
First Republic Bank	90,300	4,459,014
M&T Bank Corp.(a)	138,082	17,024,130
PNC Financial Services Group, Inc. (The)	43,997	3,765,263
SunTrust Banks, Inc.	55,436	2,108,231
TCF Financial Corp.	257,121	3,993,089
Westamerica Bancorporation(a)	56,220	2,615,354

		59,986,312

Biotechnology 0.1%
United Therapeutics Corp.*	12,700	1,633,855

Capital Markets 1.6%
Franklin Resources, Inc.	35,191	1,921,780
LPL Financial Holdings, Inc.	53,918	2,482,924
Northern Trust Corp.	128,073	8,712,806
State Street Corp.	32,521	2,393,871
T. Rowe Price Group, Inc.	19,935	1,562,904

		17,074,285

Chemicals 1.7%
Ashland, Inc.	173,600	18,071,760

Commercial Services & Supplies 3.6%
ADT Corp. (The)	302,957	10,742,855
Republic Services, Inc.	352,400	13,750,648
Steelcase, Inc., Class A	714,600	11,569,374
Tyco International Ltd.	52,959	2,360,383
Waste Management, Inc.	27,248	1,295,097

		39,718,357

Communications Equipment 0.6%
EchoStar Corp., Class A*	122,743	5,984,949
Harris Corp.	15,210	1,009,944

		6,994,893

Construction & Engineering 0.4%
URS Corp.	75,054	4,323,861

Consumer Finance 0.5%
Navient Corp.	298,800	5,291,748

Containers & Packaging 3.2%
Bemis Co., Inc.	327,679	12,458,355
Owens-Illinois, Inc.*	284,300	7,406,015
Rexam PLC, ADR-UK	175,099	7,026,723
Sonoco Products Co.	204,540	8,036,377

		34,927,470

Diversified Consumer Services 0.5%
H&R Block, Inc.	190,700	5,913,607

Diversified Telecommunication Services 0.2%
CenturyLink, Inc.	64,068	2,619,741

Electric Utilities 6.0%
Edison International	65,959	3,688,428
Great Plains Energy, Inc.	491,951	11,890,456
Northeast Utilities	16,620	736,266
Pinnacle West Capital Corp.	243,700	13,315,768
PPL Corp.	372,600	12,236,184
Southern Co. (The)	59,448	2,594,905
Westar Energy, Inc.	373,119	12,730,820
Xcel Energy, Inc.	256,855	7,808,392

		65,001,219

Electrical Equipment 0.8%
Babcock & Wilcox Co. (The)	214,100	5,928,429
Emerson Electric Co.	49,978	3,127,623

		9,056,052

Electronic Equipment, Instruments & Components 0.4%
CDW Corp.	55,600	1,726,380
TE Connectivity Ltd.	44,986	2,487,276

		4,213,656

Energy Equipment & Services 1.1%
Cameron International Corp.*	23,578	1,565,108
Nabors Industries Ltd.	72,200	1,643,272
SEACOR Holdings, Inc.*	114,200	8,542,160

		11,750,540

Food & Staples Retailing 1.0%
Sysco Corp.	274,057	10,400,463

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Food Products 2.1%
Campbell Soup Co.	38,431	$1,642,157
ConAgra Foods, Inc.	125,467	4,145,430
Danone SA	21,724	1,454,768
General Mills, Inc.	40,904	2,063,607
J.M. Smucker Co. (The)	25,533	2,527,512
Kellogg Co.	125,634	7,739,054
Kraft Foods Group, Inc.	30,224	1,704,633
Mondelez International, Inc., Class A	50,899	1,744,054

		23,021,215

Gas Utilities 1.2%
Atmos Energy Corp.	42,735	2,038,460
Laclede Group, Inc. (The)	92,512	4,292,557
UGI Corp.	138,600	4,724,874
WGL Holdings, Inc.	35,912	1,512,613

		12,568,504

Health Care Equipment & Supplies 3.1%
Boston Scientific Corp.*	155,307	1,834,176
CareFusion Corp.*	424,390	19,203,647
Medtronic, Inc.	48,610	3,011,390
ResMed, Inc.	117,300	5,779,371
Stryker Corp.	29,691	2,397,548
Zimmer Holdings, Inc.	17,706	1,780,338

		34,006,470

Health Care Providers & Services 5.2%
Cardinal Health, Inc.	77,826	5,830,724
Catamaran Corp.*	60,400	2,545,860
Cigna Corp.	72,475	6,572,758
Community Health Systems, Inc.*	60,300	3,303,837
HCA Holdings, Inc.*	261,600	18,448,032
Humana, Inc.	35,510	4,626,598
Laboratory Corp of America Holdings*	50,500	5,138,375
LifePoint Hospitals, Inc.*	57,981	4,011,705
Patterson Cos., Inc.	59,027	2,445,489
Quest Diagnostics, Inc.	70,217	4,260,767

		57,184,145

Hotels, Restaurants & Leisure 2.8%
Carnival Corp.	59,538	2,391,642
Darden Restaurants, Inc.(a)	238,000	12,247,480
International Game Technology	131,974	2,226,401
Wyndham Worldwide Corp.	174,000	14,139,240

		31,004,763

Household Durables 0.3%
Sony Corp., ADR-JP	151,200	2,727,648

Industrial Conglomerates 1.2%
Carlisle Cos., Inc.	101,600	8,166,608
Koninklijke Philips NV	156,319	4,970,913

		13,137,521

Information Technology Services 4.2%
Amdocs Ltd.	110,000	5,046,800
Computer Sciences Corp.	354,400	21,671,560
Convergys Corp.	240,069	4,278,029
DST Systems, Inc.	28,500	2,391,720
Fidelity National Information Services, Inc.	36,932	2,079,272
Total System Services, Inc.	163,900	5,074,344
Western Union Co. (The)	358,000	5,742,320

		46,284,045

Insurance 11.2%
ACE Ltd.	30,254	3,172,737
Aflac, Inc.	26,787	1,560,343
Alleghany Corp.*	18,300	7,652,145
Allstate Corp. (The)	445,740	27,355,064
Arthur J. Gallagher & Co.	33,048	1,499,057
Assured Guaranty Ltd.	190,400	4,219,264
Brown & Brown, Inc.	51,786	1,664,920
Chubb Corp. (The)	28,973	2,638,861
Endurance Specialty Holdings Ltd.(a)	145,000	8,001,100
Fairfax Financial Holdings Ltd.	11,600	5,176,024
HCC Insurance Holdings, Inc.	370,002	17,867,397
Lincoln National Corp.	322,346	17,271,299
Loews Corp.	184,100	7,669,606
MetLife, Inc.	28,465	1,529,140
Progressive Corp. (The)	300,600	7,599,168
Reinsurance Group of America, Inc.	39,065	3,130,278
Travelers Cos., Inc. (The)	23,658	2,222,432
Unum Group	59,712	2,052,899

		122,281,734

Internet Software & Services 0.3%
Equinix, Inc.*	16,000	3,399,680

Leisure Products 1.7%
Brunswick Corp.	431,200	18,170,768

Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	30,618	1,744,613
Bio-Rad Laboratories, Inc., Class A*	73,797	8,368,580
Waters Corp.*	16,181	1,603,861

		11,717,054

Machinery 0.5%
Dover Corp.	42,710	3,430,895
Oshkosh Corp.	39,448	1,741,629
Stanley Black & Decker, Inc.	7,786	691,319

		5,863,843

Media 2.3%
AMC Networks, Inc., Class A*	85,700	5,006,594
Cablevision Systems Corp., Class A	266,400	4,664,664
Liberty Media Corp., Series C*	126,900	5,963,031
Markit Ltd.*	70,220	1,639,637
Shaw Communications, Inc., Class B	297,900	7,289,613

		24,563,539

Metals & Mining 0.7%
Constellium NV, Class A*	133,854	3,294,147
Newmont Mining Corp.	55,966	1,290,016
Nucor Corp.	46,879	2,544,592

		7,128,755

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Multiline Retail 1.8%
Nordstrom, Inc.	234,000	$15,998,580
Target Corp.	50,231	3,148,479

		19,147,059

Multi-Utilities 4.2%
Alliant Energy Corp.	76,600	4,244,406
Ameren Corp.	36,459	1,397,473
CMS Energy Corp.	323,800	9,603,908
Consolidated Edison, Inc.	65,559	3,714,573
NorthWestern Corp.	33,632	1,525,548
PG&E Corp.	363,383	16,366,770
Wisconsin Energy Corp.	204,500	8,793,500

		45,646,178

Oil, Gas & Consumable Fuels 4.5%
Apache Corp.	47,373	4,446,903
Devon Energy Corp.	35,529	2,422,367
Energen Corp.	52,700	3,807,048
Energy XXI (Bermuda) Ltd.	392,200	4,451,470
Imperial Oil Ltd.	157,104	7,422,093
Murphy Oil Corp.	185,128	10,535,634
QEP Resources, Inc.	266,100	8,190,558
Southwestern Energy Co.*	73,462	2,567,497
Valero Energy Corp.	74,200	3,433,234
Williams Partners LP	29,452	1,562,429

		48,839,233

Pharmaceuticals 0.4%
Hospira, Inc.*	42,815	2,227,664
Mallinckrodt PLC*	28,004	2,524,561

		4,752,225

Real Estate Investment Trusts (REITs) 5.6%
Annaly Capital Management, Inc.	1,192,625	12,737,235
AvalonBay Communities, Inc.	64,100	9,036,177
Capstead Mortgage Corp.	52,217	639,136
CBL & Associates Properties, Inc.	483,500	8,654,650
Corrections Corp. of America	109,513	3,762,867
Duke Realty Corp.	493,300	8,474,894
Empire State Realty Trust, Inc., Class A	105,333	1,582,102
EPR Properties	84,300	4,272,324
MFA Financial, Inc.	835,400	6,499,412
Piedmont Office Realty Trust, Inc., Class A	197,970	3,492,191
Weyerhaeuser Co.	49,554	1,578,790

		60,729,778

Road & Rail 1.9%
Heartland Express, Inc.	36,337	870,634
Old Dominion Freight Line, Inc.*	69,200	4,888,288
Werner Enterprises, Inc.(a)	583,134	14,694,977

		20,453,899

Semiconductors & Semiconductor Equipment 2.4%
Applied Materials, Inc.	140,560	3,037,501
Broadcom Corp., Class A	42,900	1,734,018
KLA-Tencor Corp.	15,059	1,186,348
Lam Research Corp.	57,910	4,325,877
Maxim Integrated Products, Inc.	58,665	1,774,030
Microchip Technology, Inc.	25,878	1,222,218
Micron Technology, Inc.*	122,700	4,203,702
MKS Instruments, Inc.	28,636	955,870
NVIDIA Corp.	180,300	3,326,535
Teradyne, Inc.	205,056	3,976,036

		25,742,135

Software 0.5%
CA, Inc.	120,400	3,363,976
Citrix Systems, Inc.*	24,300	1,733,562

		5,097,538

Specialty Retail 2.0%
Abercrombie & Fitch Co., Class A	134,200	4,876,828
Bed Bath & Beyond, Inc.*	41,705	2,745,440
Best Buy Co., Inc.	99,700	3,348,923
CST Brands, Inc.	44,236	1,590,284
Lowe’s Cos., Inc.	77,224	4,086,694
Staples, Inc.	408,200	4,939,220

		21,587,389

Technology Hardware, Storage & Peripherals 1.1%
NetApp, Inc.	133,900	5,752,344
SanDisk Corp.	22,305	2,184,775
Western Digital Corp.	43,729	4,255,706

		12,192,825

Textiles, Apparel & Luxury Goods 0.1%
Coach, Inc.	17,693	630,048

Thrifts & Mortgage Finance 0.9%
Capitol Federal Financial, Inc.	62,354	737,024
Ocwen Financial Corp.*	239,400	6,267,492
People’s United Financial, Inc.	193,568	2,800,929

		9,805,445

Water Utilities 0.8%
American Water Works Co., Inc.	177,600	8,565,648

Wireless Telecommunication Services 0.2%
Rogers Communications, Inc., Class B	56,400	2,111,066

Total Common Stocks (cost $991,352,851)		1,061,847,465

Exchange Traded Fund 0.9%

	Shares	Market Value
Equity 0.9%
iShares Russell Mid-Cap Value ETF	151,906	10,633,420

Total Exchange Traded Fund (cost $10,619,993)		10,633,420

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Repurchase Agreement 1.3%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.00%, dated 09/30/2014, due 10/01/2014, repurchase price $13,621,315, collateralized by U.S. Government Agency Securities ranging from 1.50%-4.50%, maturing 11/20/21-08/20/43; total market value $13,893,745. (b)	$13,621,315	$13,621,315

Total Repurchase Agreement (cost $13,621,315)		13,621,315

Total Investments (cost $1,015,594,159) (c) — 99.7%		1,086,102,200
Other assets in excess of liabilities — 0.3%		3,030,041

NET ASSETS — 100.0%		$1,089,132,241

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $13,167,854.
(b)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2014 was $13,621,315.
(c)	At September 30, 2014, the tax basis cost of the Fund’s investments was $1,024,868,558, tax unrealized appreciation and depreciation were $85,232,894 and $(23,999,252), respectively.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
JP	Japan
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

At September 30, 2014, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Credit Suisse International	10/31/14	(1,374,688)	$(2,248,749)	$(2,227,984)	$20,765
Canadian Dollar	JPMorgan Chase Bank	10/31/14	(9,196,104)	(8,293,483)	(8,204,984)	88,499
Euro	UBS AG	10/31/14	(4,205,453)	(5,405,870)	(5,312,753)	93,117
Euro	UBS AG	10/31/14	(162,666)	(207,452)	(205,497)	1,955

Total Short Contracts				$(16,155,554)	$(15,951,218)	$204,336

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
British Pound	Credit Suisse International	10/31/14	75,282	$123,021	$122,011	$(1,010)
Canadian Dollar	JPMorgan Chase Bank	10/31/14	213,494	191,389	190,485	(904)
Euro	UBS AG	10/31/14	114,153	144,760	144,209	(551)

Total Long Contracts				$459,170	$456,705	$(2,465)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$36,160,846	$2,493,264	$—	$38,654,110
Airlines	6,823,644	—	—	6,823,644
Auto Components	21,031,742	—	—	21,031,742
Banks	59,986,312	—	—	59,986,312
Biotechnology	1,633,855	—	—	1,633,855
Capital Markets	17,074,285	—	—	17,074,285
Chemicals	18,071,760	—	—	18,071,760
Commercial Services & Supplies	39,718,357	—	—	39,718,357
Communications Equipment	6,994,893	—	—	6,994,893
Construction & Engineering	4,323,861	—	—	4,323,861
Consumer Finance	5,291,748	—	—	5,291,748
Containers & Packaging	34,927,470	—	—	34,927,470
Diversified Consumer Services	5,913,607	—	—	5,913,607
Diversified Telecommunication Services	2,619,741	—	—	2,619,741
Electric Utilities	65,001,219	—	—	65,001,219
Electrical Equipment	9,056,052	—	—	9,056,052
Electronic Equipment, Instruments & Components	4,213,656	—	—	4,213,656

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Energy Equipment & Services	$11,750,540	$—	$—	$11,750,540
Food & Staples Retailing	10,400,463	—	—	10,400,463
Food Products	21,566,447	1,454,768	—	23,021,215
Gas Utilities	12,568,504	—	—	12,568,504
Health Care Equipment & Supplies	34,006,470	—	—	34,006,470
Health Care Providers & Services	57,184,145	—	—	57,184,145
Hotels, Restaurants & Leisure	31,004,763	—	—	31,004,763
Household Durables	2,727,648	—	—	2,727,648
Industrial Conglomerates	8,166,608	4,970,913	—	13,137,521
Information Technology Services	46,284,045	—	—	46,284,045
Insurance	122,281,734	—	—	122,281,734
Internet Software & Services	3,399,680	—	—	3,399,680
Leisure Products	18,170,768	—	—	18,170,768
Life Sciences Tools & Services	11,717,054	—	—	11,717,054
Machinery	5,863,843	—	—	5,863,843
Media	24,563,539	—	—	24,563,539
Metals & Mining	7,128,755	—	—	7,128,755
Multiline Retail	19,147,059	—	—	19,147,059
Multi-Utilities	45,646,178	—	—	45,646,178
Oil, Gas & Consumable Fuels	48,839,233	—	—	48,839,233
Pharmaceuticals	4,752,225	—	—	4,752,225
Real Estate Investment Trusts (REITs)	60,729,778	—	—	60,729,778
Road & Rail	20,453,899	—	—	20,453,899
Semiconductors & Semiconductor Equipment	25,742,135	—	—	25,742,135
Software	5,097,538	—	—	5,097,538
Specialty Retail	21,587,389	—	—	21,587,389
Technology Hardware, Storage & Peripherals	12,192,825	—	—	12,192,825
Textiles, Apparel & Luxury Goods	630,048	—	—	630,048
Thrifts & Mortgage Finance	9,805,445	—	—	9,805,445
Water Utilities	8,565,648	—	—	8,565,648
Wireless Telecommunication Services	2,111,066	—	—	2,111,066

Total Common Stocks	$1,052,928,520	$8,918,945	$—	$1,061,847,465

Exchange Traded Fund	10,633,420	—	—	10,633,420
Forward Foreign Currency Contracts	—	204,336	—	204,336
Repurchase Agreement	—	13,621,315	—	13,621,315

Total Assets	$1,063,561,940	$22,744,596	$—	$1,086,306,536

Liabilities:
Forward Foreign Currency Contracts	$—	$(2,465)	$—	$(2,465)

Total Liabilities	$—	$(2,465)	$—	$(2,465)

Total	$1,063,561,940	$22,742,131	$—	$1,086,304,071

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts {in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract settlement date or if the fund enters into an offsetting contract before the contractual settlement date or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2014

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$204,336

Total		$204,336

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(2,465)

Total		$(2,465)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 95.7%

	Shares	Market Value
Aerospace & Defense 2.4%
Astronics Corp.*	15,456	$736,942
Astronics Corp., Class B*	—	9
Curtiss-Wright Corp.	18,380	1,211,609
Esterline Technologies Corp.*	5,785	643,697
HEICO Corp.	13,158	614,479
Moog, Inc., Class A*	12,960	886,464
Teledyne Technologies, Inc.*	9,660	908,137

		5,001,337

Airlines 0.4%
Allegiant Travel Co.	6,701	828,646

Auto Components 1.4%
Dana Holding Corp.	39,040	748,397
Gentherm, Inc.*	27,830	1,175,261
Tenneco, Inc.*	21,065	1,101,910

		3,025,568

Banks 2.6%
Bank of the Ozarks, Inc.	38,170	1,203,118
First Merchants Corp.	35,380	715,030
Flushing Financial Corp.	18,735	342,288
PrivateBancorp, Inc.	9,840	294,314
Signature Bank*	11,310	1,267,399
Western Alliance Bancorp*	44,470	1,062,833
Wintrust Financial Corp.	14,695	656,426

		5,541,408

Beverages 0.3%
Boston Beer Co., Inc. (The), Class A*	2,730	605,405

Biotechnology 5.1%
Acorda Therapeutics, Inc.*	16,865	571,386
Agios Pharmaceuticals, Inc.* (a)	11,900	730,065
Alkermes PLC*	20,955	898,341
Alnylam Pharmaceuticals, Inc.*	9,365	731,406
Anacor Pharmaceuticals, Inc.*	14,870	363,869
Cepheid, Inc.* (a)	13,920	612,898
Durata Therapeutics, Inc.* (a)	32,189	408,157
Exact Sciences Corp.* (a)	19,160	371,321
Exelixis, Inc.* (a)	97,695	149,473
Five Prime Therapeutics, Inc.*	23,350	273,895
GlycoMimetics, Inc.* (a)	21,955	152,368
Hyperion Therapeutics, Inc.* (a)	19,695	496,708
ImmunoGen, Inc.* (a)	34,645	366,891
Ironwood Pharmaceuticals, Inc.* (a)	40,846	529,160
NPS Pharmaceuticals, Inc.*	25,670	667,420
Portola Pharmaceuticals, Inc.*	16,890	426,979
PTC Therapeutics, Inc.* (a)	12,700	558,927
Puma Biotechnology, Inc.*	4,030	961,437
TESARO, Inc.* (a)	15,650	421,298
Ultragenyx Pharmaceutical, Inc.* (a)	18,900	1,069,740

		10,761,739

Building Products 1.5%
A.O. Smith Corp.	37,920	1,792,858
AAON, Inc.	28,290	481,213
Lennox International, Inc.	10,715	823,662

		3,097,733

Capital Markets 1.2%
Evercore Partners, Inc., Class A	26,060	1,224,820
HFF, Inc., Class A	44,333	1,283,440

		2,508,260

Chemicals 1.5%
Cabot Corp.	13,470	683,872
OMNOVA Solutions, Inc.*	70,960	381,055
Orion Engineered Carbons SA* (a)	15,200	267,824
PolyOne Corp.	51,885	1,846,068

		3,178,819

Commercial Services & Supplies 1.3%
Deluxe Corp.	20,040	1,105,406
Mobile Mini, Inc.	46,030	1,609,669

		2,715,075

Communications Equipment 0.6%
Aruba Networks, Inc.*	34,460	743,647
Ubiquiti Networks, Inc.* (a)	15,395	577,774

		1,321,421

Construction Materials 1.6%
Caesarstone Sdot-Yam Ltd.	18,390	950,395
Eagle Materials, Inc.	15,270	1,554,944
Headwaters, Inc.*	65,433	820,530

		3,325,869

Consumer Finance 0.2%
Portfolio Recovery Associates, Inc.*	5,780	301,889

Containers & Packaging 0.9%
Graphic Packaging Holding Co.*	99,095	1,231,751
Silgan Holdings, Inc.	14,915	701,005

		1,932,756

Distributors 0.6%
Core-Mark Holding Co., Inc.	22,153	1,174,995

Diversified Consumer Services 1.3%
Bright Horizons Family Solutions, Inc.*	19,715	829,213
Grand Canyon Education, Inc.*	18,300	746,091
LifeLock, Inc.* (a)	39,990	571,457
Sotheby’s	18,685	667,428

		2,814,189

Electrical Equipment 0.8%
Acuity Brands, Inc.	8,200	965,222
AZZ, Inc.	16,125	673,541

		1,638,763

Electronic Equipment, Instruments & Components 1.4%
CDW Corp.	25,970	806,369
FEI Co.	10,650	803,223
Methode Electronics, Inc.	37,930	1,398,479

		3,008,071

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services 0.9%
C&J Energy Services, Inc.*	20,051	$612,558
Forum Energy Technologies, Inc.*	44,006	1,347,024

		1,959,582

Food & Staples Retailing 1.2%
Casey’s General Stores, Inc.	17,685	1,268,015
Natural Grocers by Vitamin Cottage, Inc.* (a)	30,892	502,922
PriceSmart, Inc.	7,796	667,649

		2,438,586

Food Products 1.9%
Boulder Brands, Inc.*	48,330	658,738
Hain Celestial Group, Inc. (The)*	7,840	802,424
J&J Snack Foods Corp.	8,454	790,956
SunOpta, Inc.*	47,705	575,799
TreeHouse Foods, Inc.*	13,960	1,123,780

		3,951,697

Health Care Equipment & Supplies 5.4%
Atrion Corp.	2,035	620,695
Cantel Medical Corp.	14,120	485,446
Cardiovascular Systems, Inc.*	21,260	502,374
Cyberonics, Inc.*	12,425	635,663
DexCom, Inc.*	61,603	2,463,504
Globus Medical, Inc., Class A*	47,520	934,718
HeartWare International, Inc.*	5,445	422,695
ICU Medical, Inc.*	11,270	723,309
Insulet Corp.*	16,650	613,553
Spectranetics Corp. (The)*	45,820	1,217,437
Vascular Solutions, Inc.*	39,660	979,602
West Pharmaceutical Services, Inc.	24,040	1,076,030
Wright Medical Group, Inc.*	21,792	660,298

		11,335,324

Health Care Providers & Services 5.8%
Acadia Healthcare Co., Inc.*	34,110	1,654,335
Centene Corp.*	12,350	1,021,468
CorVel Corp.*	18,050	614,602
ExamWorks Group, Inc.*	29,660	971,365
HealthEquity, Inc.*	13,770	252,129
HealthSouth Corp.	32,545	1,200,911
LifePoint Hospitals, Inc.*	25,405	1,757,772
Team Health Holdings, Inc.*	55,830	3,237,582
U.S. Physical Therapy, Inc.	24,575	869,709
WellCare Health Plans, Inc.*	11,290	681,239

		12,261,112

Health Care Technology 0.8%
Omnicell, Inc.*	44,700	1,221,651
Veeva Systems, Inc., Class A* (a)	13,460	379,168

		1,600,819

Hotels, Restaurants & Leisure 4.1%
Bloomin’ Brands, Inc.*	60,255	1,105,077
Brinker International, Inc.	18,505	939,869
Buffalo Wild Wings, Inc.*	17,925	2,406,790
Del Frisco’s Restaurant Group, Inc.*	26,990	516,588
Fiesta Restaurant Group, Inc.*	26,310	1,307,081
Ignite Restaurant Group, Inc.* (a)	36,035	216,210
La Quinta Holdings, Inc.*	40,270	764,727
Marriott Vacations Worldwide Corp.*	15,700	995,537
Zoe’s Kitchen, Inc.* (a)	12,400	381,424

		8,633,303

Household Durables 0.3%
GoPro, Inc., Class A* (a)	2,840	266,108
Taylor Morrison Home Corp., Class A*	22,930	371,925

		638,033

Information Technology Services 2.5%
CACI International, Inc., Class A*	9,240	658,535
Cass Information Systems, Inc.	16,690	690,966
ExlService Holdings, Inc.*	25,390	619,770
Heartland Payment Systems, Inc.	22,915	1,093,504
Sapient Corp.*	60,510	847,140
WEX, Inc.*	12,094	1,334,210

		5,244,125

Insurance 0.4%
AMERISAFE, Inc.	21,370	835,781

Internet & Catalog Retail 0.5%
HSN, Inc.	18,280	1,121,844

Internet Software & Services 6.8%
Bankrate, Inc.*	28,110	319,330
Carbonite, Inc.*	57,384	587,612
Cornerstone OnDemand, Inc.*	36,060	1,240,825
CoStar Group, Inc.*	12,020	1,869,591
Cvent, Inc.* (a)	11,490	291,501
Demandware, Inc.*	24,190	1,231,755
Envestnet, Inc.*	28,160	1,267,200
Five9, Inc.* (a)	79,412	519,354
GrubHub, Inc.* (a)	21,120	723,149
j2 Global, Inc.	20,415	1,007,684
Marketo, Inc.* (a)	19,180	619,514
Pandora Media, Inc.*	21,420	517,507
Shutterstock, Inc.* (a)	18,750	1,338,375
SPS Commerce, Inc.*	8,040	427,326
WebMD Health Corp.* (a)	33,716	1,409,666
Yelp, Inc.*	12,310	840,158

		14,210,547

Leisure Products 0.3%
Arctic Cat, Inc.	18,670	650,089

Life Sciences Tools & Services 1.7%
Albany Molecular Research, Inc.* (a)	12,720	280,730
Bruker Corp.*	39,900	738,749
ICON PLC*	22,570	1,291,681
PAREXEL International Corp.*	18,725	1,181,360

		3,492,520

Machinery 4.3%
Altra Industrial Motion Corp.	24,511	714,741
Chart Industries, Inc.* (a)	14,101	861,994
Greenbrier Cos., Inc. (The)(a)	17,770	1,303,963
Middleby Corp. (The)*	21,930	1,932,691

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Proto Labs, Inc.* (a)	20,570	$1,419,330
Sun Hydraulics Corp.	9,530	358,233
Toro Co. (The)	12,085	715,794
Wabtec Corp.	22,030	1,785,311

		9,092,057

Media 0.2%
DreamWorks Animation SKG, Inc., Class A* (a)	16,270	443,683

Metals & Mining 0.5%
AK Steel Holding Corp.* (a)	60,200	482,202
U.S. Silica Holdings, Inc.	8,298	518,708

		1,000,910

Multiline Retail 0.5%
Burlington Stores, Inc.*	23,440	934,318

Oil, Gas & Consumable Fuels 3.2%
Athlon Energy, Inc.*	34,460	2,006,606
Diamondback Energy, Inc.*	18,230	1,363,239
Energy XXI (Bermuda) Ltd.(a)	37,730	428,235
Jones Energy, Inc., Class A*	25,265	474,477
Matador Resources Co.*	27,710	716,303
PBF Energy, Inc., Class A	15,160	363,840
Rosetta Resources, Inc.*	15,660	697,810
RSP Permian, Inc.*	28,800	736,128

		6,786,638

Pharmaceuticals 2.9%
Aerie Pharmaceuticals, Inc.*	22,530	466,146
Akorn, Inc.*	50,860	1,844,692
BioDelivery Sciences International, Inc.*	10,950	187,136
Medicines Co. (The)*	32,120	716,918
Pacira Pharmaceuticals, Inc.*	12,370	1,198,901
Prestige Brands Holdings, Inc.*	28,755	930,799
Salix Pharmaceuticals Ltd.*	2,945	460,127
XenoPort, Inc.*	49,930	268,623

		6,073,342

Professional Services 2.0%
Exponent, Inc.	12,050	854,104
GP Strategies Corp.* (a)	23,595	677,648
Huron Consulting Group, Inc.*	16,650	1,015,150
Korn/Ferry International*	29,430	732,807
On Assignment, Inc.*	23,970	643,595
WageWorks, Inc.*	8,000	364,240

		4,287,544

Real Estate Investment Trusts (REITs) 1.4%
Altisource Residential Corp.	14,515	348,360
CoreSite Realty Corp.	17,225	566,186
Pebblebrook Hotel Trust	20,867	779,174
Ramco-Gershenson Properties Trust	25,580	415,675
Sunstone Hotel Investors, Inc.	54,370	751,393

		2,860,788

Road & Rail 1.7%
Celadon Group, Inc.	24,976	485,783
Genesee & Wyoming, Inc., Class A*	8,350	795,838
Marten Transport Ltd.	20,402	363,360
Old Dominion Freight Line, Inc.*	9,400	664,016
Saia, Inc.*	10,630	526,823
Swift Transportation Co.*	33,686	706,732

		3,542,552

Semiconductors & Semiconductor Equipment 3.7%
Cavium, Inc.*	28,900	1,437,197
GT Advanced Technologies, Inc.* (a)	45,770	495,689
Monolithic Power Systems, Inc.	46,770	2,060,218
Nanometrics, Inc.*	30,065	453,981
Spansion, Inc., Class A*	38,910	886,759
SunEdison Semiconductor Ltd.*	15,400	297,990
SunEdison, Inc.*	48,906	923,345
SunPower Corp.* (a)	19,970	676,584
Ultratech, Inc.*	21,530	489,808

		7,721,571

Software 10.4%
Aspen Technology, Inc.*	52,300	1,972,756
Ellie Mae, Inc.*	30,045	979,467
ePlus, Inc.*	13,422	752,303
Fair Isaac Corp.	16,410	904,191
FleetMatics Group PLC* (a)	32,885	1,002,993
Guidewire Software, Inc.*	42,740	1,895,092
Manhattan Associates, Inc.*	34,370	1,148,645
Model N, Inc.*	53,700	529,482
NetScout Systems, Inc.*	18,535	848,903
Proofpoint, Inc.*	39,220	1,456,631
PTC, Inc.*	31,415	1,159,214
Qualys, Inc.*	19,085	507,661
ServiceNow, Inc.*	20,700	1,216,746
Solera Holdings, Inc.	10,105	569,518
Tableau Software, Inc., Class A*	20,870	1,516,205
Tyler Technologies, Inc.*	32,780	2,897,752
Ultimate Software Group, Inc. (The)*	16,320	2,309,443
Zendesk, Inc.* (a)	6,931	149,640

		21,816,642

Specialty Retail 1.6%
DSW, Inc., Class A	24,541	738,930
Five Below, Inc.* (a)	20,710	820,323
Group 1 Automotive, Inc.	1,831	133,132
Lithia Motors, Inc., Class A	12,760	965,804
Pier 1 Imports, Inc.	62,963	748,630

		3,406,819

Technology Hardware, Storage & Peripherals 0.7%
Stratasys Ltd.* (a)	11,470	1,385,347

Textiles, Apparel & Luxury Goods 3.0%
Deckers Outdoor Corp.*	13,540	1,315,817
G-III Apparel Group Ltd.*	12,990	1,076,351
Kate Spade & Co.*	25,977	681,377
Skechers U.S.A., Inc., Class A*	24,302	1,295,539
Steven Madden Ltd.*	30,155	971,896
Vince Holding Corp.*	30,642	927,227

		6,268,207

Thrifts & Mortgage Finance 0.6%
EverBank Financial Corp.	43,555	769,181
MGIC Investment Corp.*	64,455	503,394

		1,272,575

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Trading Companies & Distributors 1.3%
Applied Industrial Technologies, Inc.	14,695	$670,827
H&E Equipment Services, Inc.	50,650	2,040,182

		2,711,009

Total Common Stocks (cost $175,889,454)		200,759,307

Exchange Traded Fund 1.0%

	Shares	Market Value
Equity Fund 1.0%
iShares Russell 2000 Growth ETF(a)	16,810	2,180,089

Total Exchange Traded Fund (cost $2,252,579)		2,180,089

Repurchase Agreements 10.0%

	Principal Amount	Market Value
Barclays Capital, Inc., 0.01%, dated 09/30/2014, due 10/01/2014, repurchase price $ 10,000,019, collateralized by U.S. Government Treasury Securities, 2.00%, maturing 02/28/21; total market value $10,200,002. (b)	$10,000,000	10,000,000
BNP Paribas Securities Corp., 0.00%, dated 09/30/2014, due 10/01/2014, repurchase price $2,000,000, collateralized by U.S. Government Agency Securities ranging from 0.00%-7.25%, maturing 10/10/14-07/15/37; total market value $2,040,004. (b)	2,000,000	2,000,000
Credit Suisse (USA) LLC, 0.00%, dated 09/30/2014, due 10/01/2014, repurchase price $ 9,012,203, collateralized by U.S. Government Treasury Securities ranging from 1.50%-4.50%, maturing 11/20/21-08/20/43; total market value $9,192,449. (b)	9,012,203	9,012,203

Total Repurchase Agreements (cost $21,012,203)		21,012,203

Total Investments (cost $199,154,236) (c) — 106.7%		223,951,599
Liabilities in excess of other assets — (6.7%)		(14,055,975)

NET ASSETS — 100.0%		$209,895,624

Amounts designated as “—” are zero or have been rounded to zero.

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $20,098,870.
(b)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2014 was $21,012,203.
(c)	At September 30, 2014, the tax basis cost of the Fund’s investments was $199,580,697, tax unrealized appreciation and depreciation were $32,564,610 and $(8,193,708), respectively.

ETF	Exchange Traded Fund
LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$200,759,307	$—	$—	$200,759,307
Exchange Traded Fund	2,180,089	—	—	2,180,089
Repurchase Agreements	—	21,012,203	—	21,012,203

Total	$202,939,396	$21,012,203	$—	$223,951,599

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 98.3%

	Shares	Market Value
Aerospace & Defense 1.9%
AAR Corp.	62,400	$1,506,960
Curtiss-Wright Corp.	34,515	2,275,229
Engility Holdings, Inc.*	44,800	1,396,416
Hexcel Corp.*	60,700	2,409,790
Moog, Inc., Class A*	3,475	237,690
Triumph Group, Inc.	30,500	1,984,025

		9,810,110

Air Freight & Logistics 0.1%
Park-Ohio Holdings Corp.	8,800	421,168

Airlines 0.7%
Hawaiian Holdings, Inc.* (a)	144,800	1,947,560
Republic Airways Holdings, Inc.*	113,100	1,256,541
SkyWest, Inc.	35,400	275,412

		3,479,513

Auto Components 1.4%
Cooper Tire & Rubber Co.	112,000	3,214,400
Dana Holding Corp.	132,580	2,541,559
Remy International, Inc.	10,400	213,512
Stoneridge, Inc.*	105,100	1,184,477

		7,153,948

Banks 12.8%
1st Source Corp.	3,900	111,072
Ameris Bancorp	20,300	445,585
Banco Latinoamericano de Comercio Exterior SA, Class E(a)	13,500	414,180
Bank of Hawaii Corp.	40,165	2,281,774
Bank of Kentucky Financial Corp. (The)	3,000	138,690
Bank of Marin Bancorp	4,900	224,861
BankUnited, Inc.	89,510	2,729,160
Banner Corp.	10,500	403,935
BBCN Bancorp, Inc.	20,200	294,718
BNC Bancorp	5,700	89,262
Boston Private Financial Holdings, Inc.	16,000	198,240
Cathay General Bancorp	20,200	501,566
Chemical Financial Corp.	8,355	224,666
Citizens & Northern Corp.	8,300	157,700
City Holding Co.	15,900	669,867
Columbia Banking System, Inc.	9,017	223,712
Community Trust Bancorp, Inc.	15,957	536,634
CommunityOne Bancorp* (a)	13,200	116,424
ConnectOne Bancorp, Inc.	9,380	178,689
Customers Bancorp, Inc.*	67,740	1,216,610
CVB Financial Corp.	215,483	3,092,181
East West Bancorp, Inc.	16,822	571,948
Enterprise Financial Services Corp.	32,300	540,056
Fidelity Southern Corp.	30,984	424,481
Financial Institutions, Inc.	16,800	377,664
First Bancorp	6,500	104,130
First BanCorp, Puerto Rico*	42,600	202,350
First Busey Corp.	40,900	227,813
First Business Financial Services, Inc.(a)	3,800	166,820
First Citizens BancShares, Inc., Class A(a)	1,500	324,945
First Commonwealth Financial Corp.	133,400	1,119,226
First Community Bancshares, Inc.	24,800	354,392
First Financial Bancorp	109,265	1,729,665
First Financial Corp.	5,300	164,035
First Interstate BancSystem, Inc.	54,800	1,456,036
First Merchants Corp.	37,700	761,917
First Midwest Bancorp, Inc.	33,600	540,624
First NBC Bank Holding Co.*	28,900	946,475
First Niagara Financial Group, Inc.	44,296	368,986
First of Long Island Corp. (The)	3,000	103,350
FirstMerit Corp.	220,764	3,885,446
Flushing Financial Corp.	119,815	2,189,020
German American Bancorp, Inc.	3,000	77,430
Great Southern Bancorp, Inc.	10,500	318,570
Hampton Roads Bankshares, Inc.* (a)	21,700	33,201
Hanmi Financial Corp.	155,190	3,128,630
Horizon Bancorp	12,200	281,088
IBERIABANK Corp.	8,000	500,080
Independent Bank Corp.	15,500	553,660
Investors Bancorp, Inc.	323,704	3,279,122
MainSource Financial Group, Inc.	24,800	427,800
MB Financial, Inc.	5,981	165,554
National Penn Bancshares, Inc.	38,845	377,185
NBT Bancorp, Inc.	36,400	819,728
OFG Bancorp(a)	62,800	940,744
PacWest Bancorp	13,000	535,990
Park Sterling Corp.	25,400	168,402
Peoples Bancorp, Inc.	14,200	337,250
Peoples Financial Services Corp.(a)	26,400	1,214,136
Pinnacle Financial Partners, Inc.	71,500	2,581,150
Preferred Bank, Los Angeles*	34,700	781,444
PrivateBancorp, Inc.	98,300	2,940,153
Republic Bancorp, Inc., Class A	8,155	193,192
Sierra Bancorp	13,500	226,260
Simmons First National Corp., Class A	5,700	219,564
South State Corp.	7,174	401,170
Southwest Bancorp, Inc.	69,300	1,136,520
Stock Yards Bancorp, Inc.	5,300	159,530
Susquehanna Bancshares, Inc.	44,431	444,310
Texas Capital Bancshares, Inc.*	22,785	1,314,239
Tompkins Financial Corp.	4,700	207,176
TriState Capital Holdings, Inc.*	25,900	234,913
Trustmark Corp.	11,800	271,813

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
UMB Financial Corp.	34,100	$1,860,155
Umpqua Holdings Corp.	91,700	1,510,299
Union Bankshares Corp.	11,481	265,211
ViewPoint Financial Group, Inc.	112,525	2,693,848
Webster Financial Corp.	17,200	501,208
WesBanco, Inc.	56,100	1,716,099
West Bancorporation, Inc.	18,300	258,579
Wilshire Bancorp, Inc.	182,100	1,680,783
Yadkin Financial Corp.*	12,400	225,184

		65,790,275

Biotechnology 0.7%
Applied Genetic Technologies Corp.* (a)	5,000	93,050
Ardelyx, Inc.*	17,200	244,412
Auspex Pharmaceuticals, Inc.*	1,500	38,505
Avalanche Biotechnologies, Inc.* (a)	5,300	181,207
Cara Therapeutics, Inc.*	20,200	169,478
Celldex Therapeutics, Inc.* (a)	32,800	425,088
Dicerna Pharmaceuticals, Inc.* (a)	17,700	225,321
Immune Design Corp.*	10,300	181,898
Kite Pharma, Inc.* (a)	7,600	216,600
Sage Therapeutics, Inc.* (a)	3,500	110,250
Ultragenyx Pharmaceutical, Inc.* (a)	12,400	701,840
XOMA Corp.* (a)	150,600	634,026
Zafgen, Inc.* (a)	7,200	141,480

		3,363,155

Building Products 1.1%
Armstrong World Industries, Inc.*	63,540	3,558,240
Gibraltar Industries, Inc.*	13,100	179,339
Simpson Manufacturing Co., Inc.	60,080	1,751,332

		5,488,911

Capital Markets 1.9%
Arlington Asset Investment Corp., Class A(a)	68,600	1,743,126
BGC Partners, Inc., Class A	80,600	598,858
Cowen Group, Inc., Class A*	198,933	745,999
Diamond Hill Investment Group, Inc.	17,090	2,102,924
Investment Technology Group, Inc.*	37,700	594,152
Manning & Napier, Inc.	24,400	409,676
Piper Jaffray Cos.*	33,900	1,770,936
Waddell & Reed Financial, Inc., Class A	31,680	1,637,539

		9,603,210

Chemicals 2.5%
A. Schulman, Inc.	30,600	1,106,496
Axiall Corp.	31,400	1,124,434
Chemtura Corp.*	85,754	2,000,641
Flotek Industries, Inc.*	73,825	1,924,618
FutureFuel Corp.	3,000	35,670
Hawkins, Inc.	2,000	71,920
Innophos Holdings, Inc.	39,355	2,168,067
Innospec, Inc.	3,300	118,470
Koppers Holdings, Inc.	6,100	202,276
Kraton Performance Polymers, Inc.*	2,900	51,649
Kronos Worldwide, Inc.	9,500	130,910
Methanex Corp.	28,873	1,928,716
Minerals Technologies, Inc.	26,800	1,653,828
Zep, Inc.	22,700	318,254

		12,835,949

Commercial Services & Supplies 2.7%
ABM Industries, Inc.	87,000	2,235,030
ACCO Brands Corp.*	222,900	1,538,010
ARC Document Solutions, Inc.*	41,700	337,770
Brady Corp., Class A	20,100	451,044
Cenveo, Inc.* (a)	219,700	542,659
Herman Miller, Inc.	80,579	2,405,283
Kimball International, Inc., Class B	134,600	2,025,730
Quad/Graphics, Inc.	64,500	1,241,625
RR Donnelley & Sons Co.	20,697	340,673
Steelcase, Inc., Class A	60,700	982,733
United Stationers, Inc.	29,300	1,100,801
Viad Corp.	33,500	691,775

		13,893,133

Communications Equipment 1.2%
ARRIS Group, Inc.*	114,400	3,243,812
Harmonic, Inc.*	462,510	2,932,313

		6,176,125

Construction & Engineering 0.6%
Argan, Inc.	5,600	186,928
EMCOR Group, Inc.	53,100	2,121,876
Tutor Perini Corp.*	37,208	982,291

		3,291,095

Consumer Finance 1.4%
Cash America International, Inc.	78,500	3,438,300
EZCORP, Inc., Class A*	13,500	133,785
Green Dot Corp., Class A*	168,000	3,551,520
Nelnet, Inc., Class A	3,900	168,051

		7,291,656

Containers & Packaging 0.8%
Graphic Packaging Holding Co.*	157,800	1,961,454
Rock-Tenn Co., Class A	16,800	799,344
Silgan Holdings, Inc.	33,305	1,565,335

		4,326,133

Distributors 0.1%
Core-Mark Holding Co., Inc.	4,800	254,592

Diversified Consumer Services 0.7%
2U, Inc.* (a)	16,900	263,471
Chegg, Inc.* (a)	74,600	465,504
LifeLock, Inc.* (a)	44,700	638,763
Service Corp. International	96,960	2,049,734

		3,417,472

Diversified Financial Services 0.2%
CBOE Holdings, Inc.	23,485	1,257,035

Diversified Telecommunication Services 1.0%
IDT Corp., Class B	9,700	155,782
Inteliquent, Inc.	167,900	2,090,355
Intelsat SA*	64,700	1,108,958
Lumos Networks Corp.	120,733	1,961,911

		5,317,006

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Electric Utilities 2.5%
Cleco Corp.	24,700	$1,189,305
El Paso Electric Co.	26,400	964,920
Empire District Electric Co. (The)(a)	18,900	456,435
Great Plains Energy, Inc.	99,580	2,406,848
IDACORP, Inc.	37,200	1,994,292
MGE Energy, Inc.	11,750	437,805
PNM Resources, Inc.	32,300	804,593
Portland General Electric Co.	39,400	1,265,528
UIL Holdings Corp.	7,533	266,668
Unitil Corp.	10,100	314,009
Westar Energy, Inc.	78,155	2,666,649

		12,767,052

Electrical Equipment 0.5%
EnerSys	32,600	1,911,664
General Cable Corp.	55,900	842,972

		2,754,636

Electronic Equipment, Instruments & Components 2.3%
Benchmark Electronics, Inc.*	92,075	2,044,986
GSI Group, Inc.*	26,100	299,889
Insight Enterprises, Inc.*	41,500	939,145
Littelfuse, Inc.	7,514	640,043
National Instruments Corp.	62,180	1,923,227
OSI Systems, Inc.*	32,120	2,038,978
Sanmina Corp.*	186,511	3,890,619
ScanSource, Inc.*	5,600	193,704

		11,970,591

Energy Equipment & Services 2.0%
Basic Energy Services, Inc.*	22,200	481,518
C&J Energy Services, Inc.*	107,600	3,287,180
Dawson Geophysical Co.	15,500	281,790
Dril-Quip, Inc.*	16,155	1,444,257
Forum Energy Technologies, Inc.*	25,100	768,311
Helix Energy Solutions Group, Inc.*	62,000	1,367,720
ION Geophysical Corp.*	188,000	524,520
Parker Drilling Co.*	143,700	709,878
Superior Energy Services, Inc.	21,326	700,986
Tesco Corp.	10,700	212,395
Willbros Group, Inc.*	44,800	373,184

		10,151,739

Food & Staples Retailing 2.0%
Andersons, Inc. (The)	16,250	1,021,800
Pantry, Inc. (The)*	86,200	1,743,826
Rite Aid Corp.*	536,300	2,595,692
Roundy’s, Inc.	21,843	65,310
Smart & Final Stores, Inc.* (a)	46,800	675,324
SpartanNash Co.	167,635	3,260,501
SUPERVALU, Inc.*	80,100	716,094

		10,078,547

Food Products 1.2%
B&G Foods, Inc.	89,905	2,476,883
Chiquita Brands International, Inc.*	151,400	2,149,880
Omega Protein Corp.*	37,800	472,500
Pinnacle Foods, Inc.	29,500	963,175

		6,062,438

Gas Utilities 1.2%
Chesapeake Utilities Corp.	7,950	331,197
Laclede Group, Inc. (The)	18,400	853,760
New Jersey Resources Corp.	16,550	835,940
Northwest Natural Gas Co.(a)	22,600	954,850
South Jersey Industries, Inc.	1,800	96,048
Southwest Gas Corp.	32,200	1,564,276
WGL Holdings, Inc.	34,500	1,453,140

		6,089,211

Health Care Equipment & Supplies 3.3%
Cynosure, Inc., Class A*	39,400	827,400
Greatbatch, Inc.*	45,450	1,936,625
Integra LifeSciences Holdings Corp.*	69,447	3,447,349
NuVasive, Inc.*	55,800	1,945,746
OraSure Technologies, Inc.*	30,000	216,600
PhotoMedex, Inc.* (a)	68,867	426,975
Roka Bioscience, Inc.* (a)	16,000	160,800
Sirona Dental Systems, Inc.*	23,425	1,796,229
Teleflex, Inc.	21,465	2,254,684
Tornier NV*	51,668	1,234,865
Wright Medical Group, Inc.*	88,150	2,670,945

		16,918,218

Health Care Providers & Services 2.8%
Almost Family, Inc.*	13,135	356,878
Bio-Reference Laboratories, Inc.*	77,738	2,181,328
Cross Country Healthcare, Inc.*	178,600	1,659,194
HealthEquity, Inc.*	5,200	95,212
Kindred Healthcare, Inc.	22,700	440,380
Molina Healthcare, Inc.*	47,900	2,026,170
Triple-S Management Corp., Class B*	21,019	418,278
Trupanion, Inc.* (a)	17,600	149,600
U.S. Physical Therapy, Inc.	61,755	2,185,510
WellCare Health Plans, Inc.*	77,635	4,684,496

		14,197,046

Health Care Technology 0.0%†
Imprivata, Inc.*	4,900	76,048

Hotels, Restaurants & Leisure 2.4%
Brinker International, Inc.	60,360	3,065,684
Cracker Barrel Old Country Store, Inc.	5,600	577,864
Life Time Fitness, Inc.*	52,425	2,644,317
Monarch Casino & Resort, Inc.*	106,288	1,265,890
Multimedia Games Holding Co., Inc.*	48,765	1,756,028
Papa John’s International, Inc.	39,302	1,571,687
Ruth’s Hospitality Group, Inc.	87,100	961,584
Speedway Motorsports, Inc.	21,900	373,614

		12,216,668

Household Durables 1.5%
GoPro, Inc., Class A* (a)	6,000	562,200
Helen of Troy Ltd.*	69,400	3,644,888
Lifetime Brands, Inc.	28,100	430,211
M/I Homes, Inc.*	71,995	1,426,941
Skullcandy, Inc.*	116,406	906,803
Universal Electronics, Inc.*	20,100	992,337

		7,963,380

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Household Products 0.1%
Central Garden and Pet Co., Class A*	46,617	$374,801

Independent Power and Renewable Electricity Producers 0.7%
Dynegy, Inc.*	119,500	3,448,770
TerraForm Power, Inc., Class A*	7,300	210,678

		3,659,448

Information Technology Services 1.3%
EVERTEC, Inc.	95,260	2,128,108
Forrester Research, Inc.	49,609	1,828,588
Unisys Corp.*	123,800	2,898,158

		6,854,854

Insurance 3.7%
American Equity Investment Life Holding Co.	152,700	3,493,776
AMERISAFE, Inc.	35,200	1,376,672
AmTrust Financial Services, Inc.(a)	21,856	870,306
Aspen Insurance Holdings Ltd.	22,200	949,494
Assured Guaranty Ltd.	35,600	788,896
CNO Financial Group, Inc.	233,800	3,965,248
eHealth, Inc.*	67,020	1,617,193
Fidelity & Guaranty Life	24,600	525,210
Hilltop Holdings, Inc.*	42,100	844,105
Horace Mann Educators Corp.	3,000	85,530
Maiden Holdings Ltd.	169,600	1,879,168
Selective Insurance Group, Inc.	28,100	622,134
Stewart Information Services Corp.	12,200	358,070
Symetra Financial Corp.	62,400	1,455,792
United Fire Group, Inc.	11,800	327,686

		19,159,280

Internet Software & Services 0.9%
Digital River, Inc.*	55,600	807,312
Five9, Inc.* (a)	10,800	70,632
IntraLinks Holdings, Inc.*	51,200	414,720
Monster Worldwide, Inc.*	325,363	1,789,496
OPOWER, Inc.* (a)	600	11,316
Q2 Holdings, Inc.* (a)	1,000	14,000
Travelzoo, Inc.*	52,340	811,270
WebMD Health Corp.* (a)	18,100	756,761

		4,675,507

Life Sciences Tools & Services 0.3%
Bio-Rad Laboratories, Inc., Class A*	14,530	1,647,702

Machinery 3.7%
Briggs & Stratton Corp.	84,100	1,515,482
Douglas Dynamics, Inc.	58,740	1,145,430
Global Brass & Copper Holdings, Inc.	33,200	487,044
Harsco Corp.	79,555	1,703,272
Hurco Cos., Inc.	3,900	146,874
Hyster-Yale Materials Handling, Inc.	12,600	902,412
John Bean Technologies Corp.	59,608	1,676,773
Kadant, Inc.	36,800	1,437,040
Kennametal, Inc.	25,009	1,033,122
LB Foster Co., Class A	20,100	923,394
Meritor, Inc.*	46,500	504,525
Mueller Industries, Inc.	101,570	2,898,808
Mueller Water Products, Inc., Class A	218,255	1,807,151
NN, Inc.	3,000	80,160
Standex International Corp.	1,900	140,866
Woodward, Inc.	59,930	2,853,867

		19,256,220

Marine 0.4%
Knightsbridge Tankers Ltd.	51,200	453,120
Matson, Inc.	60,600	1,516,818

		1,969,938

Media 1.2%
AMC Entertainment Holdings, Inc., Class A	8,500	195,415
Dex Media, Inc.* (a)	60,300	576,468
E.W. Scripps Co. (The), Class A* (a)	80,400	1,311,324
Entercom Communications Corp., Class A*	19,800	158,994
Eros International PLC* (a)	16,500	241,065
Journal Communications, Inc., Class A*	80,900	681,987
Live Nation Entertainment, Inc.*	17,600	422,752
Morningstar, Inc.	34,655	2,353,074
Sinclair Broadcast Group, Inc., Class A(a)	9,500	247,855
Townsquare Media, Inc.*	13,200	158,664

		6,347,598

Metals & Mining 1.0%
Ampco-Pittsburgh Corp.	14,700	294,000
Commercial Metals Co.	90,900	1,551,663
Globe Specialty Metals, Inc.	18,500	336,515
Ryerson Holding Corp.*	26,300	336,640
Worthington Industries, Inc.	67,800	2,523,516

		5,042,334

Multiline Retail 0.2%
Dillard’s, Inc., Class A	10,900	1,187,882

Multi-Utilities 0.7%
NorthWestern Corp.	26,400	1,197,504
Vectren Corp.	62,665	2,500,333

		3,697,837

Oil, Gas & Consumable Fuels 3.0%
CVR Energy, Inc.(a)	3,400	152,082
Delek US Holdings, Inc.	55,800	1,848,096
Energy XXI (Bermuda) Ltd.(a)	36,832	418,043
Green Plains, Inc.	74,900	2,800,511
Infinity Bio-Energy Ltd.* (b)	155,500	0
Pacific Ethanol, Inc.* (a)	57,100	797,116
Panhandle Oil and Gas, Inc., Class A	3,200	191,040
Renewable Energy Group, Inc.*	146,078	1,482,692
REX American Resources Corp.*	9,900	721,512
SemGroup Corp., Class A	4,600	383,042
Stone Energy Corp.*	58,100	1,822,016
TransAtlantic Petroleum Ltd.* (a)	14,900	133,951
VAALCO Energy, Inc.*	164,600	1,399,100
Warren Resources, Inc.*	559,800	2,966,940
Western Refining, Inc.	3,900	163,761
World Fuel Services Corp.	8,400	335,328

		15,615,230

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Paper & Forest Products 0.6%
Domtar Corp.	9,200	$323,196
KapStone Paper and Packaging Corp.*	67,635	1,891,751
P.H. Glatfelter Co.	10,900	239,255
Resolute Forest Products, Inc.*	33,600	525,504
Schweitzer-Mauduit International, Inc.	4,900	202,419

		3,182,125

Personal Products 0.1%
Revlon, Inc., Class A*	10,100	320,069

Pharmaceuticals 0.8%
Amphastar Pharmaceuticals, Inc.*	43,400	505,610
Catalent, Inc.*	26,200	655,786
Impax Laboratories, Inc.*	35,900	851,189
Intersect ENT, Inc.*	4,500	69,750
Lannett Co., Inc.*	22,200	1,014,096
Medicines Co. (The)*	31,800	709,776
Revance Therapeutics, Inc.*	12,600	243,558
ZS Pharma, Inc.* (a)	4,300	168,689

		4,218,454

Professional Services 1.5%
CDI Corp.	11,900	172,788
Heidrick & Struggles International, Inc.	20,600	423,124
Kelly Services, Inc., Class A	77,900	1,220,693
Korn/Ferry International*	7,300	181,770
Paylocity Holding Corp.* (a)	7,200	141,480
Resources Connection, Inc.	157,905	2,201,196
RPX Corp.*	50,700	696,111
TrueBlue, Inc.*	62,400	1,576,224
VSE Corp.	20,100	985,302

		7,598,688

Real Estate Investment Trusts (REITs) 9.9%
Acadia Realty Trust	9,300	256,494
American Campus Communities, Inc.	32,200	1,173,690
Anworth Mortgage Asset Corp.	332,700	1,593,633
Armada Hoffler Properties, Inc.	15,500	140,740
Ashford Hospitality Prime, Inc.	23,420	356,687
Ashford Hospitality Trust, Inc.	248,100	2,535,582
Blackstone Mortgage Trust, Inc., Class A	60,900	1,650,390
Capstead Mortgage Corp.	248,400	3,040,416
Cedar Realty Trust, Inc.	117,800	695,020
Chatham Lodging Trust	21,800	503,144
Chesapeake Lodging Trust	36,000	1,049,400
CoreSite Realty Corp.	47,300	1,554,751
Cousins Properties, Inc.	241,400	2,884,730
CubeSmart	50,550	908,889
CyrusOne, Inc.	25,200	605,808
CYS Investments, Inc.	64,600	532,304
DCT Industrial Trust, Inc.	269,500	2,023,945
DiamondRock Hospitality Co.	279,200	3,540,256
EastGroup Properties, Inc.	3,700	224,183
Education Realty Trust, Inc.	67,900	698,012
EPR Properties	10,900	552,412
Extra Space Storage, Inc.	12,600	649,782
FelCor Lodging Trust, Inc.	75,000	702,000
First Industrial Realty Trust, Inc.	156,400	2,644,724
Franklin Street Properties Corp.	8,900	99,858
Geo Group, Inc. (The)	35,900	1,372,098
Getty Realty Corp.	10,600	180,200
Government Properties Income Trust	8,900	194,999
Hersha Hospitality Trust	438,000	2,790,060
Home Properties, Inc.	3,900	227,136
Kite Realty Group Trust	41,350	1,002,324
LaSalle Hotel Properties	8,400	287,616
LTC Properties, Inc.	25,100	925,939
NorthStar Realty Finance Corp.	46,000	812,820
Parkway Properties, Inc.	76,600	1,438,548
Pennsylvania Real Estate Investment Trust	17,250	343,965
PennyMac Mortgage Investment Trust	76,600	1,641,538
Potlatch Corp.	61,500	2,472,915
RAIT Financial Trust	116,100	862,623
Ramco-Gershenson Properties Trust	22,700	368,875
Redwood Trust, Inc.	133,900	2,220,062
Rouse Properties, Inc.	25,100	405,867
Summit Hotel Properties, Inc.	40,200	433,356
Sun Communities, Inc.	10,900	550,450
Sunstone Hotel Investors, Inc.	140,600	1,943,092

		51,091,333

Real Estate Management & Development 0.2%
Alexander & Baldwin, Inc.	28,500	1,025,145

Road & Rail 1.4%
AMERCO	9,200	2,409,388
ArcBest Corp.	19,300	719,890
Genesee & Wyoming, Inc., Class A*	14,641	1,395,434
Quality Distribution, Inc.*	26,500	338,670
Swift Transportation Co.*	30,600	641,988
Universal Truckload Services, Inc.	6,500	157,625
Werner Enterprises, Inc.	70,000	1,764,000

		7,426,995

Semiconductors & Semiconductor Equipment 3.5%
Alpha & Omega Semiconductor Ltd.*	70,853	666,018
Amkor Technology, Inc.*	178,300	1,499,503
Audience, Inc.*	4,700	34,780
Cypress Semiconductor Corp.*	225,260	2,224,443
First Solar, Inc.*	33,500	2,204,635
Integrated Silicon Solution, Inc.	76,200	1,046,988
MKS Instruments, Inc.	28,900	964,682
Pericom Semiconductor Corp.*	24,100	234,734
Spansion, Inc., Class A*	129,000	2,939,910
Teradyne, Inc.	93,385	1,810,735

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Ultra Clean Holdings, Inc.*	184,600	$1,652,170
Veeco Instruments, Inc.*	70,885	2,477,431
Xcerra Corp.*	14,400	140,976

		17,897,005

Software 2.1%
CommVault Systems, Inc.*	20,150	1,015,560
FireEye, Inc.* (a)	6,900	210,864
Globant SA*	59,300	834,351
Imperva, Inc.* (a)	26,700	767,091
Paycom Software, Inc.* (a)	11,400	188,784
Proofpoint, Inc.*	3,000	111,420
Rovi Corp.*	143,170	2,826,892
Take-Two Interactive Software, Inc.*	45,200	1,042,764
TiVo, Inc.*	223,700	2,862,241
TubeMogul, Inc.* (a)	5,800	66,700
Varonis Systems, Inc.* (a)	49,800	1,050,780

		10,977,447

Specialty Retail 3.4%
Barnes & Noble, Inc.*	178,500	3,523,590
Big 5 Sporting Goods Corp.	89,735	840,817
Brown Shoe Co., Inc.	110,050	2,985,656
Cato Corp. (The), Class A	10,500	361,830
Children’s Place, Inc. (The)	29,700	1,415,502
Citi Trends, Inc.*	24,500	541,450
CST Brands, Inc.	62,655	2,252,447
Destination Maternity Corp.	11,000	169,840
Express, Inc.*	99,055	1,546,249
Finish Line, Inc. (The), Class A	9,800	245,294
Guess?, Inc.	46,700	1,025,999
Systemax, Inc.*	15,900	198,273
Zumiez, Inc.*	87,200	2,450,320

		17,557,267

Technology Hardware, Storage & Peripherals 0.1%
Avid Technology, Inc.*	51,300	518,130

Textiles, Apparel & Luxury Goods 1.1%
Iconix Brand Group, Inc.*	108,610	4,012,053
Steven Madden Ltd.*	52,400	1,688,852

		5,700,905

Thrifts & Mortgage Finance 2.4%
BankFinancial Corp.	5,800	60,204
Berkshire Hills Bancorp, Inc.	8,900	209,061
Brookline Bancorp, Inc.	178,390	1,525,234
Capitol Federal Financial, Inc.	147,855	1,747,646
Charter Financial Corp.	30,700	328,490
First Defiance Financial Corp.	11,400	307,914
Flagstar Bancorp, Inc.*	176,400	2,968,812
HomeStreet, Inc.	47,400	810,066
Northwest Bancshares, Inc.	116,135	1,405,234
PennyMac Financial Services, Inc., Class A* (a)	25,800	377,970
Provident Financial Services, Inc.	19,400	317,578
TrustCo Bank Corp.	244,740	1,576,126
WSFS Financial Corp.	10,100	723,261

		12,357,596

Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc.	25,750	1,175,487

Water Utilities 0.1%
American States Water Co.	8,800	267,696
Artesian Resources Corp., Class A	4,700	94,658
California Water Service Group	7,600	170,544

		532,898

Wireless Telecommunication Services 0.2%
RingCentral, Inc., Class A* (a)	80,400	1,021,884

Total Common Stocks (cost $426,505,365)		506,506,119

U.S. Treasury Note 0.2%

	Principal Amount	Market Value
U.S. Treasury Note, 0.25%, 11/30/14(c)	$1,030,000	1,030,322

Total U.S. Treasury Note (cost $1,030,234)		1,030,322

Repurchase Agreements 4.1%

	Principal Amount	Market Value
Barclays Capital, Inc., 0.01%, dated 09/30/2014, due 10/07/2014, repurchase price $5,000,010, collateralized by U.S. Government Treasury Securities, 2.00%, maturing 02/28/21; total market value $5,100,001. (d)	5,000,000	5,000,000
BNP Paribas Securities Corp., 0.00%, dated 09/30/2014, due 10/01/2014, repurchase price $5,000,000, collateralized by U.S. Government Agency Securities ranging from 0.00%-7.25%, maturing 10/10/14-07/15/37; total market value $5,100,009. (d)	5,000,000	5,000,000
Credit Suisse (USA) LLC, 0.00%, dated 09/30/2014, due 10/01/2014, repurchase price $ 11,221,944, collateralized by U.S. Government Agency Securities ranging from 1.50%-4.50%, maturing 11/20/21-08/20/43; total market value $11,446,386. (d)	11,221,944	11,221,944

Total Repurchase Agreements (cost $21,221,944)		21,221,944

Total Investments (cost $448,757,543) (e) — 102.6%		528,758,385
Liabilities in excess of other assets — (2.6%)		(13,273,630)

NET ASSETS — 100.0%		$515,484,755

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $20,186,977.
(b)	Fair valued security.
(c)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(d)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2014 was $21,221,944.
(e)	At September 30, 2014, the tax basis cost of the Fund’s investments was $450,156,466, tax unrealized appreciation and depreciation were $97,324,508 and $(18,722,589), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

At September 30, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
49	Russell 2000 Mini Future	12/19/14	$5,373,340	$(306,533)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets
—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,810,110	$—	$—	$9,810,110
Air Freight & Logistics	421,168	—	—	421,168
Airlines	3,479,513	—	—	3,479,513
Auto Components	7,153,948	—	—	7,153,948
Banks	65,790,275	—	—	65,790,275
Biotechnology	3,363,155	—	—	3,363,155
Building Products	5,488,911	—	—	5,488,911
Capital Markets	9,603,210	—	—	9,603,210
Chemicals	12,835,949	—	—	12,835,949
Commercial Services & Supplies	13,893,133	—	—	13,893,133
Communications Equipment	6,176,125	—	—	6,176,125
Construction & Engineering	3,291,095	—	—	3,291,095
Consumer Finance	7,291,656	—	—	7,291,656
Containers & Packaging	4,326,133	—	—	4,326,133
Distributors	254,592	—	—	254,592
Diversified Consumer Services	3,417,472	—	—	3,417,472
Diversified Financial Services	1,257,035	—	—	1,257,035
Diversified Telecommunication Services	5,317,006	—	—	5,317,006
Electric Utilities	12,767,052	—	—	12,767,052
Electrical Equipment	2,754,636	—	—	2,754,636

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$11,970,591	$—	$—	$11,970,591
Energy Equipment & Services	10,151,739	—	—	10,151,739
Food & Staples Retailing	10,078,547	—	—	10,078,547
Food Products	6,062,438	—	—	6,062,438
Gas Utilities	6,089,211	—	—	6,089,211
Health Care Equipment & Supplies	16,918,218	—	—	16,918,218
Health Care Providers & Services	14,197,046	—	—	14,197,046
Health Care Technology	76,048	—	—	76,048
Hotels, Restaurants & Leisure	12,216,668	—	—	12,216,668
Household Durables	7,963,380	—	—	7,963,380
Household Products	374,801	—	—	374,801
Independent Power and Renewable Electricity Producers	3,659,448	—	—	3,659,448
Information Technology Services	6,854,854	—	—	6,854,854
Insurance	19,159,280	—	—	19,159,280
Internet Software & Services	4,675,507	—	—	4,675,507
Life Sciences Tools & Services	1,647,702	—	—	1,647,702
Machinery	19,256,220	—	—	19,256,220
Marine	1,969,938	—	—	1,969,938
Media	6,347,598	—	—	6,347,598
Metals & Mining	5,042,334	—	—	5,042,334
Multiline Retail	1,187,882	—	—	1,187,882
Multi-Utilities	3,697,837	—	—	3,697,837
Oil, Gas & Consumable Fuels	15,615,230	—	—	15,615,230
Paper & Forest Products	3,182,125	—	—	3,182,125
Personal Products	320,069	—	—	320,069
Pharmaceuticals	4,218,454	—	—	4,218,454
Professional Services	7,598,688	—	—	7,598,688
Real Estate Investment Trusts (REITs)	51,091,333	—	—	51,091,333
Real Estate Management & Development	1,025,145	—	—	1,025,145
Road & Rail	7,426,995	—	—	7,426,995
Semiconductors & Semiconductor Equipment	17,897,005	—	—	17,897,005
Software	10,977,447	—	—	10,977,447
Specialty Retail	17,557,267	—	—	17,557,267
Technology Hardware, Storage & Peripherals	518,130	—	—	518,130
Textiles, Apparel & Luxury Goods	5,700,905	—	—	5,700,905
Thrifts & Mortgage Finance	12,357,596	—	—	12,357,596
Trading Companies & Distributors	1,175,487	—	—	1,175,487
Water Utilities	532,898	—	—	532,898
Wireless Telecommunication Services	1,021,884	—	—	1,021,884

Total Common Stocks	$506,506,119	$—	$—	$506,506,119

Repurchase Agreements	—	21,221,944	—	21,221,944
U.S. Treasury Note	—	1,030,322	—	1,030,322

Total Assets	$506,506,119	$22,252,266	$—	$528,758,385

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Futures Contracts	$(306,533)	$—	$—	$(306,533)

Total Liabilities	$(306,533)	$—	$—	$(306,533)

Total	$506,199,586	$22,252,266	$—	$528,451,852

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended September 30, 2014, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 93.6%

	Shares	Market Value
AUSTRALIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
AET & D Holdings No. 1* (a)	106,305	$0

AUSTRIA 0.0%†
Real Estate Management & Development 0.0%†
Immofinanz AG* (a)	103,675	0

BERMUDA 1.4%
Insurance 1.4%
Endurance Specialty Holdings Ltd.	20,100	1,109,118
Maiden Holdings Ltd.	127,700	1,414,916
PartnerRe Ltd.	20,700	2,274,723
Validus Holdings Ltd.	43,817	1,714,997

		6,513,754

CANADA 1.5%
Energy Equipment & Services 0.5%
Canadian Energy Services & Technology Corp.	15,600	131,867
Pason Systems, Inc.	45,800	1,281,639
ShawCor Ltd.	14,200	716,106

		2,129,612

Food & Staples Retailing 0.0%†
North West Co., Inc. (The)	11,300	225,001

Food Products 0.1%
SunOpta, Inc.*	51,568	622,426

Metals & Mining 0.1%
Alamos Gold, Inc.	50,800	404,368

Oil, Gas & Consumable Fuels 0.0%†
Painted Pony Petroleum Ltd.*	20,800	230,672

Paper & Forest Products 0.1%
Stella-Jones, Inc.	26,300	688,997

Software 0.7%
Computer Modelling Group Ltd.	84,800	889,683
Constellation Software, Inc.	4,700	1,162,462
Descartes Systems Group, Inc. (The)*	20,200	278,962
Enghouse Systems Ltd.	8,300	268,280

		2,599,387

		6,900,463

CAYMAN ISLANDS 0.2%
Thrifts & Mortgage Finance 0.2%
Home Loan Servicing Solutions Ltd.	51,600	1,093,404

CHINA 0.0%†
Internet Software & Services 0.0%†
Youku Tudou, Inc.*	2	2

GREECE 0.3%
Transportation Infrastructure 0.3%
Aegean Marine Petroleum Network, Inc.	151,153	1,386,073

IRELAND 0.8%
Life Sciences Tools & Services 0.8%
ICON PLC*	64,040	3,665,009

ISRAEL 0.4%
Construction Materials 0.4%
Caesarstone Sdot-Yam Ltd.	39,687	2,051,024

LUXEMBOURG 0.3%
Real Estate Management & Development 0.3%
Altisource Portfolio Solutions SA*	13,600	1,370,880

MONACO 0.3%
Oil, Gas & Consumable Fuels 0.3%
Scorpio Tankers, Inc.	158,942	1,320,808

NETHERLANDS 0.2%
Software 0.2%
AVG Technologies NV*	58,700	973,246

PUERTO RICO 0.4%
Banks 0.4%
OFG Bancorp(b)	53,443	800,576
Popular, Inc.*	41,090	1,209,484

		2,010,060

SWITZERLAND 0.8%
Insurance 0.5%
Allied World Assurance Co. Holdings AG	57,000	2,099,880

Technology Hardware, Storage & Peripherals 0.3%
Logitech International SA REG* (b)	108,700	1,393,534

		3,493,414

UNITED KINGDOM 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Infinity Bio-Energy Ltd.* (a)	94,500	0

UNITED STATES 87.0%
Aerospace & Defense 0.6%
Cubic Corp.	2,100	98,280
Curtiss-Wright Corp.	20,280	1,336,858
Huntington Ingalls Industries, Inc.	14,459	1,506,772

		2,941,910

Air Freight & Logistics 0.4%
Forward Air Corp.	17,200	771,076
Park-Ohio Holdings Corp.	24,650	1,179,749

		1,950,825

Airlines 0.2%
Allegiant Travel Co.	7,926	980,129

Auto Components 1.7%
Dana Holding Corp.	33,700	646,029
Gentex Corp.	11,500	307,855
Gentherm, Inc.*	30,480	1,287,170
Goodyear Tire & Rubber Co. (The)	72,300	1,632,895
Remy International, Inc.	66,200	1,359,086
Stoneridge, Inc.*	127,559	1,437,590
Tower International, Inc.*	40,708	1,025,435

		7,696,060

Banks 9.8%
Ameris Bancorp	73,433	1,611,854
Bank of Hawaii Corp.	19,500	1,107,795
Bank of the Ozarks, Inc.	68,570	2,161,325
BankUnited, Inc.	14,400	439,056
Chemical Financial Corp.	54,943	1,477,417

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Banks (continued)
Community Bank System, Inc.	13,700	$460,183
CVB Financial Corp.	126,900	1,821,015
Eagle Bancorp, Inc.*	36,850	1,172,567
First Connecticut Bancorp, Inc.	37,000	536,500
First Financial Bankshares, Inc.	74,900	2,081,471
First Merchants Corp.	78,600	1,588,506
First NBC Bank Holding Co.*	33,397	1,093,752
First of Long Island Corp. (The)	16,562	570,561
FNB Corp.	38,000	455,620
Fulton Financial Corp.	144,100	1,596,628
German American Bancorp, Inc.	27,200	702,032
Hanmi Financial Corp.	63,600	1,282,176
Investors Bancorp, Inc.	131,930	1,336,451
Lakeland Financial Corp.	35,235	1,321,313
National Bank Holdings Corp., Class A	27,866	532,798
NBT Bancorp, Inc.	63,700	1,434,524
Old National Bancorp	120,800	1,566,776
Pacific Premier Bancorp, Inc.*	101,771	1,429,883
PacWest Bancorp	22,700	935,921
PrivateBancorp, Inc.	10,790	322,729
ServisFirst Bancshares, Inc.(b)	56,100	1,615,680
Signature Bank*	12,382	1,387,527
Southside Bancshares, Inc.(b)	42,900	1,426,425
State Bank Financial Corp.	55,900	907,816
Sterling Bancorp	115,000	1,470,850
Talmer Bancorp, Inc., Class A	88,790	1,227,966
TriState Capital Holdings, Inc.*	106,300	964,141
ViewPoint Financial Group, Inc.	51,900	1,242,486
WesBanco, Inc.	50,700	1,550,913
Westamerica Bancorporation	6,500	302,380
Western Alliance Bancorp*	88,510	2,115,388
Wintrust Financial Corp.	33,800	1,509,846

		44,760,271

Beverages 0.3%
Boston Beer Co., Inc. (The), Class A*	7,310	1,621,066

Biotechnology 0.9%
Cepheid, Inc.* (b)	15,290	673,219
Emergent Biosolutions, Inc.*	60,744	1,294,454
Exact Sciences Corp.* (b)	21,020	407,368
PDL BioPharma, Inc.(b)	142,700	1,065,969
Ultragenyx Pharmaceutical, Inc.* (b)	9,880	559,208

		4,000,218

Building Products 0.5%
A.O. Smith Corp.	27,810	1,314,856
AAON, Inc.	58,050	987,431

		2,302,287

Capital Markets 2.8%
American Capital Ltd.*	109,800	1,554,768
Cowen Group, Inc., Class A*	336,920	1,263,450
Evercore Partners, Inc., Class A	15,560	731,320
FS Investment Corp.(b)	124,600	1,341,942
Hercules Technology Growth Capital, Inc.(b)	120,543	1,743,051
HFF, Inc., Class A	20,524	594,170
Manning & Napier, Inc.	35,900	602,761
Silvercrest Asset Management Group, Inc., Class A	22,977	312,947
Solar Capital Ltd.	77,629	1,450,110
TCP Capital Corp.(b)	105,288	1,691,978
TriplePoint Venture Growth BDC Corp.	110,731	1,617,780

		12,904,277

Chemicals 2.9%
Balchem Corp.	21,700	1,227,569
Cabot Corp.	25,900	1,314,943
Hawkins, Inc.	3,200	115,072
Innophos Holdings, Inc.	31,000	1,707,790
LSB Industries, Inc.*	33,300	1,189,143
Minerals Technologies, Inc.	18,230	1,124,973
NewMarket Corp.	2,000	762,040
OM Group, Inc.	45,420	1,178,649
OMNOVA Solutions, Inc.*	69,542	373,441
PolyOne Corp.	23,540	837,553
RPM International, Inc.	25,948	1,187,899
Sensient Technologies Corp.	36,800	1,926,480
Stepan Co.	6,000	266,280

		13,211,832

Commercial Services & Supplies 2.8%
ARC Document Solutions, Inc.*	143,000	1,158,300
Deluxe Corp.	31,200	1,720,992
Ennis, Inc.	52,795	695,310
Healthcare Services Group, Inc.	40,850	1,168,719
Knoll, Inc.	75,800	1,312,098
Mobile Mini, Inc.	50,730	1,774,027
Performant Financial Corp.*	122,972	993,614
Pitney Bowes, Inc.	58,900	1,471,911
Rollins, Inc.	47,075	1,378,356
Team, Inc.*	7,500	284,325
UniFirst Corp.	4,100	396,019
United Stationers, Inc.	21,182	795,808

		13,149,479

Communications Equipment 0.7%
Alliance Fiber Optic Products, Inc.(b)	72,800	904,904
NETGEAR, Inc.*	25,200	787,500
Polycom, Inc.*	111,200	1,366,092

		3,058,496

Construction & Engineering 0.6%
EMCOR Group, Inc.	27,100	1,082,916
Orion Marine Group, Inc.*	104,800	1,045,904
Primoris Services Corp.	27,100	727,364

		2,856,184

Construction Materials 0.5%
Eagle Materials, Inc.	23,460	2,388,932

Consumer Finance 0.6%
Encore Capital Group, Inc.* (b)	37,460	1,659,853
Portfolio Recovery Associates, Inc.*	21,700	1,133,391

		2,793,244

Containers & Packaging 0.8%
AptarGroup, Inc.	27,600	1,675,320
Berry Plastics Group, Inc.*	38,781	978,832
Silgan Holdings, Inc.	19,400	911,800

		3,565,952

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Distributors 0.6%
Core-Mark Holding Co., Inc.	23,992	$1,272,536
Pool Corp.	25,400	1,369,568

		2,642,104

Diversified Consumer Services 0.8%
Bright Horizons Family Solutions, Inc.*	21,647	910,473
Carriage Services, Inc.	80,700	1,398,531
Grand Canyon Education, Inc.*	20,090	819,069
LifeLock, Inc.* (b)	43,850	626,617

		3,754,690

Diversified Financial Services 0.3%
Gain Capital Holdings, Inc.(b)	68,000	433,160
MarketAxess Holdings, Inc.	4,600	284,556
PHH Corp.* (b)	34,600	773,656

		1,491,372

Diversified Telecommunication Services 0.3%
Iridium Communications, Inc.* (b)	158,100	1,399,185

Electric Utilities 1.6%
Empire District Electric Co. (The)(b)	100,100	2,417,415
IDACORP, Inc.	26,500	1,420,665
PNM Resources, Inc.	88,700	2,209,517
Portland General Electric Co.	45,400	1,458,248

		7,505,845

Electric Equipment 0.1%
Franklin Electric Co., Inc.	9,000	312,660
Thermon Group Holdings, Inc.*	7,200	175,824

		488,484

Electronic Equipment, Instruments & Components 1.7%
Badger Meter, Inc.	12,300	620,535
Cognex Corp.*	4,200	169,134
Coherent, Inc.*	2,600	159,562
FARO Technologies, Inc.*	3,500	177,625
FEI Co.	16,900	1,274,598
Littelfuse, Inc.	5,900	502,562
Methode Electronics, Inc.	41,840	1,542,640
MTS Systems Corp.	1,500	102,390
Newport Corp.*	83,200	1,474,304
Rogers Corp.*	7,800	427,128
Zebra Technologies Corp., Class A*	18,147	1,287,893

		7,738,371

Energy Equipment & Services 1.8%
C&J Energy Services, Inc.*	22,179	677,568
CARBO Ceramics, Inc.	11,250	666,338
Forum Energy Technologies, Inc.*	28,587	875,048
Hornbeck Offshore Services, Inc.*	22,900	749,517
Natural Gas Services Group, Inc.*	39,000	938,730
Nuverra Environmental Solutions, Inc.* (b)	57,137	842,771
Oceaneering International, Inc.	10,200	664,734
Pioneer Energy Services Corp.*	81,648	1,144,705
Tidewater, Inc.	16,565	646,532
Willbros Group, Inc.*	126,700	1,055,411

		8,261,354

Food & Staples Retailing 0.3%
SpartanNash Co.	67,283	1,308,654

Food Products 1.1%
B&G Foods, Inc.	17,800	490,390
Boulder Brands, Inc.*	52,860	720,482
Flowers Foods, Inc.	31,125	571,455
Hain Celestial Group, Inc. (The)*	8,610	881,234
J&J Snack Foods Corp.	21,085	1,972,712
Lancaster Colony Corp.	8,000	682,240

		5,318,513

Gas Utilities 0.6%
Chesapeake Utilities Corp.	13,650	568,659
South Jersey Industries, Inc.	6,200	330,832
Southwest Gas Corp.	34,947	1,697,725

		2,597,216

Health Care Equipment & Supplies 3.1%
Abaxis, Inc.	17,000	862,070
Alere, Inc.*	40,100	1,555,078
Cantel Medical Corp.	15,670	538,735
Cardiovascular Systems, Inc.*	23,560	556,723
Cyberonics, Inc.*	6,200	317,192
DexCom, Inc.*	33,404	1,335,826
Haemonetics Corp.*	36,100	1,260,612
IDEXX Laboratories, Inc.*	3,004	353,961
Insulet Corp.*	18,420	678,777
Meridian Bioscience, Inc.	21,369	378,018
Sirona Dental Systems, Inc.*	12,138	930,742
Spectranetics Corp. (The)*	50,290	1,336,205
West Pharmaceutical Services, Inc.	84,160	3,767,001
Wright Medical Group, Inc.*	23,908	724,412

		14,595,352

Health Care Providers & Services 3.1%
Acadia Healthcare Co., Inc.*	37,090	1,798,865
Amsurg Corp.*	12,548	628,027
Centene Corp.*	13,650	1,128,992
Chemed Corp.	4,300	442,470
Ensign Group, Inc. (The)	31,402	1,092,790
ExamWorks Group, Inc.*	33,020	1,081,405
HealthEquity, Inc.*	14,960	273,918
LifePoint Hospitals, Inc.*	27,533	1,905,008
MWI Veterinary Supply, Inc.*	14,200	2,107,280
Providence Service Corp. (The)*	37,800	1,828,764
Team Health Holdings, Inc.*	37,750	2,189,122

		14,476,641

Health Care Technology 0.2%
Omnicell, Inc.*	22,920	626,404
Veeva Systems, Inc., Class A* (b)	14,770	416,071

		1,042,475

Hotels, Restaurants & Leisure 2.5%
Bally Technologies, Inc.*	9,700	782,790
Brinker International, Inc.	23,700	1,203,723
Buffalo Wild Wings, Inc.*	12,520	1,681,060
Cheesecake Factory, Inc. (The)	14,600	664,300
Cracker Barrel Old Country Store, Inc.	7,150	737,809
Fiesta Restaurant Group, Inc.*	28,870	1,434,262
Intrawest Resorts Holdings, Inc.* (b)	79,550	769,249

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Hotels, Restaurants & Leisure (continued)
La Quinta Holdings, Inc.*	44,210	$839,548
Marriott Vacations Worldwide Corp.*	28,014	1,776,367
Papa John’s International, Inc.	16,400	655,836
Texas Roadhouse, Inc.	23,600	657,024
Zoe’s Kitchen, Inc.* (b)	13,500	415,260

		11,617,228

Household Durables 0.6%
GoPro, Inc., Class A* (b)	4,383	410,687
Installed Building Products, Inc.*	108,169	1,519,775
UCP, Inc., Class A*	54,838	655,314

		2,585,776

Household Products 0.2%
Church & Dwight Co., Inc.	16,100	1,129,576

Industrial Conglomerates 0.1%
Raven Industries, Inc.	17,874	436,126

Information Technology Services 1.4%
Convergys Corp.	61,200	1,090,584
Datalink Corp.*	117,022	1,243,944
Global Cash Access Holdings, Inc.*	224,600	1,516,050
Jack Henry & Associates, Inc.	12,200	679,052
Sapient Corp.*	50,400	705,600
Unisys Corp.*	60,500	1,416,305

		6,651,535

Insurance 2.4%
American Financial Group, Inc.	28,814	1,668,042
AMERISAFE, Inc.	34,000	1,329,740
Hanover Insurance Group, Inc. (The)	27,100	1,664,482
Health Insurance Innovations, Inc., Class A* (b)	66,373	716,165
National General Holdings Corp.(b)	59,600	1,006,644
Reinsurance Group of America, Inc.	27,734	2,222,326
RLI Corp.	17,600	761,904
Safety Insurance Group, Inc.	10,700	576,837
StanCorp Financial Group, Inc.	21,600	1,364,688

		11,310,828

Internet Software & Services 3.3%
Cornerstone OnDemand, Inc.*	39,575	1,361,776
CoStar Group, Inc.*	13,180	2,050,016
Demandware, Inc.*	18,540	944,057
Envestnet, Inc.*	31,130	1,400,850
GrubHub, Inc.* (b)	23,030	788,547
j2 Global, Inc.	40,100	1,979,336
Pandora Media, Inc.*	23,420	565,827
Perficient, Inc.*	88,500	1,326,615
Shutterstock, Inc.* (b)	20,820	1,486,132
SPS Commerce, Inc.*	8,850	470,378
Web.com Group, Inc.*	67,819	1,353,667
WebMD Health Corp.* (b)	19,865	830,556
Yelp, Inc.*	13,460	918,645

		15,476,402

Leisure Products 0.4%
Polaris Industries, Inc.	11,000	1,647,690

Life Sciences Tools & Services 0.2%
Albany Molecular Research, Inc.* (b)	13,810	304,787
PAREXEL International Corp.*	9,588	604,907

		909,694

Machinery 4.6%
Chart Industries, Inc.*	5,800	354,554
CIRCOR International, Inc.	4,400	296,252
CLARCOR, Inc.	29,600	1,867,168
Gorman-Rupp Co. (The)	15,350	461,114
Graco, Inc.	6,100	445,178
Greenbrier Cos., Inc. (The)(b)	19,470	1,428,709
Hillenbrand, Inc.	43,900	1,356,071
Lincoln Electric Holdings, Inc.	4,400	304,194
Lindsay Corp.	7,600	568,100
Middleby Corp. (The)*	37,370	3,293,418
Navistar International Corp.*	24,014	790,301
Nordson Corp.	15,782	1,200,537
Proto Labs, Inc.*	22,570	1,557,330
RBC Bearings, Inc.	5,500	311,850
Tennant Co.	9,755	654,463
Toro Co. (The)	15,622	925,291
Valmont Industries, Inc.	7,900	1,065,947
Wabtec Corp.	57,436	4,654,612

		21,535,089

Media 1.0%
LIN Media LLC, Class A*	12,200	270,840
Live Nation Entertainment, Inc.*	56,500	1,357,130
Madison Square Garden Co. (The), Class A*	14,100	932,292
MDC Partners, Inc., Class A	48,650	933,594
Media General, Inc.*	15,400	201,894
Nexstar Broadcasting Group, Inc., Class A	23,000	929,660

		4,625,410

Metals & Mining 1.7%
AK Steel Holding Corp.* (b)	196,794	1,576,320
Century Aluminum Co.*	67,900	1,763,363
Compass Minerals International, Inc.	20,200	1,702,456
Globe Specialty Metals, Inc.	51,800	942,242
U.S. Silica Holdings, Inc.	9,091	568,278
United States Steel Corp.	33,900	1,327,863

		7,880,522

Multiline Retail 0.2%
Burlington Stores, Inc.*	25,720	1,025,199

Multi-Utilities 0.3%
Avista Corp.	40,147	1,225,688
NorthWestern Corp.	7,500	340,200

		1,565,888

Oil, Gas & Consumable Fuels 3.6%
Athlon Energy, Inc.*	38,040	2,215,069
Bill Barrett Corp.*	42,100	927,884
Callon Petroleum Co.*	110,989	977,813
Diamondback Energy, Inc.*	19,930	1,490,365
Energen Corp.	18,398	1,329,072
EP Energy Corp., Class A* (b)	74,300	1,298,764
Evolution Petroleum Corp.	8,900	81,702
Gulfport Energy Corp.*	35,300	1,885,020

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Oil, Gas & Consumable Fuels (continued)
Kodiak Oil & Gas Corp.*	84,500	$1,146,665
Laredo Petroleum, Inc.*	15,100	338,391
Matador Resources Co.*	30,490	788,167
Midstates Petroleum Co., Inc.* (b)	132,200	667,610
Oasis Petroleum, Inc.*	11,100	464,091
SM Energy Co.	18,315	1,428,570
Stone Energy Corp.*	37,800	1,185,408
Synergy Resources Corp.*	23,500	286,465

		16,511,056

Pharmaceuticals 1.3%
Akorn, Inc.*	56,160	2,036,924
BioDelivery Sciences International, Inc.*	12,010	205,251
Medicines Co. (The)*	34,300	765,576
Pacira Pharmaceuticals, Inc.*	13,570	1,315,204
POZEN, Inc.*	79,900	586,466
Sucampo Pharmaceuticals, Inc., Class A* (b)	144,500	939,250

		5,848,671

Professional Services 1.3%
Exponent, Inc.	23,400	1,658,592
Huron Consulting Group, Inc.*	18,270	1,113,922
Kforce, Inc.	74,800	1,463,836
Korn/Ferry International*	32,280	803,772
Mistras Group, Inc.*	57,300	1,168,920

		6,209,042

Real Estate Investment Trusts (REITs) 4.1%
AG Mortgage Investment Trust, Inc.	65,400	1,164,120
American Assets Trust, Inc.	32,972	1,087,087
Cherry Hill Mortgage Investment Corp.	64,824	1,212,209
Colony Financial, Inc.	60,257	1,348,552
Education Realty Trust, Inc.	82,243	845,458
EPR Properties	22,500	1,140,300
Healthcare Trust of America, Inc., Class A	52,000	603,200
iStar Financial, Inc.*	127,300	1,718,550
MFA Financial, Inc.	144,217	1,122,008
One Liberty Properties, Inc.	34,770	703,397
Pebblebrook Hotel Trust	22,950	856,953
Piedmont Office Realty Trust, Inc., Class A	40,900	721,476
QTS Realty Trust, Inc., Class A	16,034	486,632
RAIT Financial Trust	276,600	2,055,138
Summit Hotel Properties, Inc.	213,212	2,298,425
Two Harbors Investment Corp.	122,200	1,181,674
ZAIS Financial Corp.	34,300	592,018

		19,137,197

Real Estate Management & Development 0.7%
Altisource Asset Management Corp.*	1,360	918,014
Forestar Group, Inc.*	53,069	940,383
RE/MAX Holdings, Inc., Class A	41,231	1,225,797

		3,084,194

Road & Rail 1.5%
Con-way, Inc.	18,900	897,750
Genesee & Wyoming, Inc., Class A*	13,140	1,252,373
Old Dominion Freight Line, Inc.*	10,250	724,060
Quality Distribution, Inc.*	135,348	1,729,748
Ryder System, Inc.	17,800	1,601,466
Saia, Inc.*	11,680	578,861

		6,784,258

Semiconductors & Semiconductor Equipment 3.4%
Cavium, Inc.*	31,380	1,560,527
FormFactor, Inc.*	238,300	1,708,611
GT Advanced Technologies, Inc.* (b)	77,075	834,722
Integrated Silicon Solution, Inc.	74,800	1,027,752
Mattson Technology, Inc.*	519,941	1,284,254
Monolithic Power Systems, Inc.	51,210	2,255,801
Pericom Semiconductor Corp.*	89,000	866,860
Photronics, Inc.*	140,000	1,127,000
Power Integrations, Inc.	21,100	1,137,501
RF Micro Devices, Inc.*	105,700	1,219,778
Spansion, Inc., Class A*	117,010	2,666,658

		15,689,464

Software 4.6%
Advent Software, Inc.	20,600	650,136
Aspen Technology, Inc.*	29,830	1,125,188
BancTec, Inc.* (a)	36,134	0
FactSet Research Systems, Inc.	4,300	522,579
Fair Isaac Corp.	5,300	292,030
Guidewire Software, Inc.*	46,900	2,079,546
Manhattan Associates, Inc.*	44,900	1,500,558
Mentor Graphics Corp.	73,200	1,500,234
Monotype Imaging Holdings, Inc.	24,700	699,504
NetScout Systems, Inc.*	7,500	343,500
Proofpoint, Inc.*	43,020	1,597,763
ServiceNow, Inc.*	22,410	1,317,260
Solera Holdings, Inc.	20,900	1,177,924
Tableau Software, Inc., Class A*	23,470	1,705,096
TiVo, Inc.*	92,500	1,183,538
Tyler Technologies, Inc.*	35,830	3,167,371
Ultimate Software Group, Inc. (The)*	17,880	2,530,198

		21,392,425

Specialty Retail 1.4%
Ascena Retail Group, Inc.*	62,200	827,260
Express, Inc.*	40,100	625,961
Hibbett Sports, Inc.*	21,100	899,493
Lithia Motors, Inc., Class A	14,000	1,059,660

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Specialty Retail (continued)
Office Depot, Inc.*	249,000	$1,279,860
Sally Beauty Holdings, Inc.*	37,900	1,037,323
Tractor Supply Co.	10,600	652,006

		6,381,563

Technology Hardware, Storage & Peripherals 0.4%
Electronics For Imaging, Inc.*	10,500	463,785
Stratasys Ltd.* (b)	12,570	1,518,205

		1,981,990

Textiles, Apparel & Luxury Goods 1.0%
Deckers Outdoor Corp.*	14,840	1,442,151
G-III Apparel Group Ltd.*	14,250	1,180,755
Skechers U.S.A., Inc., Class A*	26,618	1,419,006
Wolverine World Wide, Inc.	21,600	541,296

		4,583,208

Thrifts & Mortgage Finance 1.7%
Banc of California, Inc.(b)	67,495	784,967
BofI Holding, Inc.*	15,200	1,105,192
Meta Financial Group, Inc.	32,372	1,141,437
NMI Holdings, Inc., Class A* (b)	113,000	977,450
Ocwen Financial Corp.*	20,500	536,690
Provident Financial Services, Inc.	96,800	1,584,615
United Financial Bancorp, Inc.	121,340	1,539,805

		7,670,156

Trading Companies & Distributors 1.4%
Applied Industrial Technologies, Inc.	20,700	944,955
Beacon Roofing Supply, Inc.*	16,500	420,420
H&E Equipment Services, Inc.	55,550	2,237,554
Rush Enterprises, Inc., Class A*	43,000	1,438,350
Stock Building Supply Holdings, Inc.*	65,665	1,031,597
Watsco, Inc.	6,600	568,788

		6,641,664

		403,113,269

Total Common Stocks (cost $366,788,788)		433,891,406

Preferred Stocks 0.0%†

	Shares	Market Value
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Mode Media Corp., Series M-1* (a)	19,276	40,287
Mode Media Corp., Escrow ADR, Series M-1* (a)	2,754	2,589

		42,876

Total Preferred Stocks (cost $109,333)		42,876

Corporate Bonds 0.0%†

	Principal Amount	Market Value
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Mode Media Corp., Subordinated Note, 9.00%, 12/02/14(a)	$42,256	36,931
Mode Media Corp., Subordinated Note Escrow, 9.00%, 12/02/14(a)	1,544	610

Total Corporate Bonds (cost $43,259)		37,541

Repurchase Agreements 6.4%

	Principal Amount	Market Value
Barclays Capital, Inc., 0.10%, dated 09/30/14, due 10/07/14, repurchase price $10,000,019, collateralized by U.S. Government Treasury Security, 2.00%, maturing 02/28/21; total market value $10,200,002.(c)	10,000,000	10,000,000
BNP Paribas Securities Corp., 0.00%, dated 09/30/14, due 10/01/14, repurchase price $2,000,000, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 7.25%, maturing 10/10/14 - 07/15/37; total market value $2,040,004.(c)	2,000,000	2,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.00%, dated 09/30/14, due 10/01/14, repurchase price $17,460,008, collateralized by U.S. Government Agency Securities, ranging from 1.50% - 4.50%, maturing 11/20/21 - 08/20/43; total market value $17,809,213.(c)	$17,460,008	$17,460,008

Total Repurchase Agreements (cost $29,460,008)		29,460,008

Total Investments (cost $396,401,388) (d) — 100.0%		463,431,831
Other assets in excess of liabilities — 0.0%†		101,354

NET ASSETS — 100.0%		$463,533,185

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	The security or a portion of this security is on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $28,249,090.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2014 was $29,460,008.
(d)	At September 30, 2014, the tax basis cost of the Fund’s investments was $398,022,516, tax unrealized appreciation and depreciation were $79,501,017 and $(14,091,702), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
RE	Reinsured
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,941,910	$—	$—	$2,941,910
Air Freight & Logistics	1,950,825	—	—	1,950,825
Airlines	980,129	—	—	980,129
Auto Components	7,696,060	—	—	7,696,060
Banks	46,770,331	—	—	46,770,331
Beverages	1,621,066	—	—	1,621,066
Biotechnology	4,000,218	—	—	4,000,218
Building Products	2,302,287	—	—	2,302,287
Capital Markets	12,904,277	—	—	12,904,277
Chemicals	13,211,832	—	—	13,211,832
Commercial Services & Supplies	13,149,479	—	—	13,149,479
Communications Equipment	3,058,496	—	—	3,058,496
Construction & Engineering	2,856,184	—	—	2,856,184
Construction Materials	4,439,956	—	—	4,439,956
Consumer Finance	2,793,244	—	—	2,793,244
Containers & Packaging	3,565,952	—	—	3,565,952
Distributors	2,642,104	—	—	2,642,104

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Consumer Services	$3,754,690	$—	$—	$3,754,690
Diversified Financial Services	1,491,372	—	—	1,491,372
Diversified Telecommunication Services	1,399,185	—	—	1,399,185
Electric Utilities	7,505,845	—	—	7,505,845
Electrical Equipment	488,484	—	—	488,484
Electronic Equipment, Instruments & Components	7,738,371	—	—	7,738,371
Energy Equipment & Services	9,109,327	1,281,639	—	10,390,966
Food & Staples Retailing	1,308,654	225,001	—	1,533,655
Food Products	5,940,939	—	—	5,940,939
Gas Utilities	2,597,216	—	—	2,597,216
Health Care Equipment & Supplies	14,595,352	—	—	14,595,352
Health Care Providers & Services	14,476,641	—	—	14,476,641
Health Care Technology	1,042,475	—	—	1,042,475
Hotels, Restaurants & Leisure	11,617,228	—	—	11,617,228
Household Durables	2,585,776	—	—	2,585,776
Household Products	1,129,576	—	—	1,129,576
Industrial Conglomerates	436,126	—	—	436,126
Information Technology Services	6,651,535	—	—	6,651,535
Insurance	19,924,462	—	—	19,924,462
Internet Software & Services	15,476,402	2	—	15,476,404
Leisure Products	1,647,690	—	—	1,647,690
Life Sciences Tools & Services	4,574,703	—	—	4,574,703
Machinery	21,535,089	—	—	21,535,089
Media	4,625,410	—	—	4,625,410
Metals & Mining	8,284,890	—	—	8,284,890
Multiline Retail	1,025,199	—	—	1,025,199
Multi-Utilities	1,565,888	—	—	1,565,888
Oil, Gas & Consumable Fuels	18,062,536	—	—	18,062,536
Paper & Forest Products	688,997	—	—	688,997
Pharmaceuticals	5,848,671	—	—	5,848,671
Professional Services	6,209,042	—	—	6,209,042
Real Estate Investment Trusts (REITs)	19,137,197	—	—	19,137,197
Real Estate Management & Development	4,455,074	—	—	4,455,074
Road & Rail	6,784,258	—	—	6,784,258
Semiconductors & Semiconductor Equipment	15,689,464	—	—	15,689,464
Software	22,644,633	2,320,425	—	24,965,058
Specialty Retail	6,381,563	—	—	6,381,563
Technology Hardware, Storage & Peripherals	3,375,524	—	—	3,375,524
Textiles, Apparel & Luxury Goods	4,583,208	—	—	4,583,208
Thrifts & Mortgage Finance	8,763,560	—	—	8,763,560
Trading Companies & Distributors	6,641,664	—	—	6,641,664
Transportation Infrastructure	1,386,073	—	—	1,386,073

Total Common Stocks	$430,064,339	$3,827,067	$—	$433,891,406

Corporate Bonds	—	—	37,541	37,541
Preferred Stocks	—	—	42,876	42,876
Repurchase Agreements	—	29,460,008	—	29,460,008

Total	$430,064,339	$33,287,075	$80,417	$463,431,831

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Corporate Bonds	Total
Balance as of 12/31/13	$—	$61,546	$38,060	$99,606
Accrued Accretion/(Amortization)	—	—	—	—
Realized Gain/(Loss)	—	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	(18,670)	(519)	(19,189)
Purchases*	—	—	—	—
Sales	—	—	—	—
Transfers Into Level 3	—	—	—	—
Transfers Out of Level 3	—	—	—	—

Balance as of 09/30/14	$—	$42,876	$37,541	$80,417

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Nationwide Fund

Common Stocks 97.3%

	Shares	Market Value
Aerospace & Defense 2.0%
Boeing Co. (The)	119,915	$15,274,773

Auto Components 2.8%
Delphi Automotive PLC	90,260	5,536,548
Lear Corp.	186,520	16,117,193

		21,653,741

Automobiles 0.4%
Ford Motor Co.	230,940	3,415,603

Banks 8.0%
Citigroup, Inc.	78,770	4,081,861
JPMorgan Chase & Co.	145,663	8,774,739
PacWest Bancorp	155,450	6,409,203
Regions Financial Corp.	669,415	6,720,927
Wells Fargo & Co.	683,080	35,431,360

		61,418,090

Beverages 1.9%
Coca-Cola Co. (The)	239,280	10,207,685
Molson Coors Brewing Co., Class B	54,440	4,052,513

		14,260,198

Biotechnology 1.4%
Biogen Idec, Inc.*	22,630	7,486,230
Celgene Corp.*	33,880	3,211,147

		10,697,377

Building Products 0.3%
Allegion PLC	52,830	2,516,821

Capital Markets 2.3%
Affiliated Managers Group, Inc.*	29,280	5,866,541
Goldman Sachs Group, Inc. (The)	41,140	7,552,070
Lazard Ltd., Class A	76,230	3,864,861

		17,283,472

Chemicals 3.7%
Ashland, Inc.	65,460	6,814,386
PPG Industries, Inc.	77,558	15,258,761
Westlake Chemical Corp.	75,500	6,537,545

		28,610,692

Commercial Services & Supplies 0.3%
Waste Connections, Inc.	39,930	1,937,404

Communications Equipment 3.6%
Cisco Systems, Inc.	332,415	8,366,885
QUALCOMM, Inc.	260,075	19,445,808

		27,812,693

Construction & Engineering 0.3%
Foster Wheeler AG	69,690	2,203,598

Consumer Finance 1.3%
Discover Financial Services	158,290	10,192,293

Diversified Consumer Services 0.4%
H&R Block, Inc.	96,190	2,982,852

Electric Utilities 1.3%
OGE Energy Corp.	271,670	10,081,674

Energy Equipment & Services 2.4%
Baker Hughes, Inc.	88,570	5,762,364
Dril-Quip, Inc.*	53,960	4,824,024
Nabors Industries Ltd.	360,220	8,198,607

		18,784,995

Food & Staples Retailing 0.3%
CVS Health Corp.	28,920	2,301,743

Food Products 0.8%
Pinnacle Foods, Inc.	179,764	5,869,295

Health Care Equipment & Supplies 2.5%
Abbott Laboratories	462,355	19,229,344

Health Care Providers & Services 3.2%
Aetna, Inc.	103,570	8,389,170
McKesson Corp.	73,380	14,284,885
Universal Health Services, Inc., Class B	16,930	1,769,185

		24,443,240

Hotels, Restaurants & Leisure 2.0%
McDonald’s Corp.	70,965	6,728,192
Starbucks Corp.	66,550	5,021,863
Starwood Hotels & Resorts Worldwide, Inc.	46,645	3,881,330

		15,631,385

Household Durables 0.5%
Newell Rubbermaid, Inc.	113,150	3,893,491

Household Products 1.4%
Procter & Gamble Co. (The)	125,290	10,491,785

Independent Power and Renewable Electricity Producers 0.6%
Calpine Corp.*	217,640	4,722,788

Industrial Conglomerates 2.4%
General Electric Co.	720,550	18,460,491

Information Technology Services 4.3%
Amdocs Ltd.	184,405	8,460,501
Broadridge Financial Solutions, Inc.	45,970	1,913,731
DST Systems, Inc.	92,440	7,757,565
Xerox Corp.	1,130,565	14,957,375

		33,089,172

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Insurance 0.4%
PartnerRe Ltd.	28,130	$3,091,206

Internet & Catalog Retail 1.1%
Amazon.com, Inc.*	9,685	3,122,831
Liberty Ventures, Series A*	129,710	4,923,792

		8,046,623

Internet Software & Services 2.6%
eBay, Inc.*	101,145	5,727,841
Google, Inc., Class A*	17,245	10,147,131
Google, Inc., Class C*	7,565	4,367,728

		20,242,700

Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	44,230	2,520,225
Thermo Fisher Scientific, Inc.	73,810	8,982,677

		11,502,902

Machinery 1.7%
Graco, Inc.	47,610	3,474,578
ITT Corp.	43,380	1,949,497
Snap-on, Inc.	65,820	7,969,486

		13,393,561

Media 0.3%
Viacom, Inc., Class B	31,945	2,457,848

Metals & Mining 0.2%
United States Steel Corp.(a)	42,340	1,658,458

Multiline Retail 0.5%
J.C. Penney Co., Inc.* (a)	401,800	4,034,072

Oil, Gas & Consumable Fuels 7.7%
Anadarko Petroleum Corp.	51,305	5,204,379
Chevron Corp.	183,975	21,951,897
EOG Resources, Inc.	96,430	9,548,499
Occidental Petroleum Corp.	89,430	8,598,695
Valero Energy Corp.	106,590	4,931,919
WPX Energy, Inc.*	372,300	8,957,538

		59,192,927

Pharmaceuticals 5.2%
Johnson & Johnson	134,900	14,378,991
Merck & Co., Inc.	91,110	5,401,001
Pfizer, Inc.	690,395	20,414,980

		40,194,972

Real Estate Investment Trusts (REITs) 2.6%
American Capital Agency Corp.	328,790	6,986,788
Boston Properties, Inc.	29,890	3,460,066
Equity Lifestyle Properties, Inc.	52,390	2,219,240
Prologis, Inc.	184,100	6,940,570

		19,606,664

Road & Rail 3.8%
Union Pacific Corp.	272,940	29,592,155

Semiconductors & Semiconductor Equipment 1.5%
Broadcom Corp., Class A	73,800	2,982,996
Skyworks Solutions, Inc.	141,790	8,230,909

		11,213,905

Software 4.7%
Adobe Systems, Inc.*	98,490	6,814,523
CA, Inc.	162,525	4,540,949
Electronic Arts, Inc.*	61,700	2,197,137
Microsoft Corp.	392,190	18,181,928
Oracle Corp.	124,605	4,769,879

		36,504,416

Specialty Retail 4.5%
Foot Locker, Inc.	120,280	6,693,582
Home Depot, Inc. (The)	126,480	11,603,275
Lowe’s Cos., Inc.	237,530	12,570,088
Signet Jewelers Ltd.	29,830	3,397,935

		34,264,880

Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	235,230	23,699,423
EMC Corp.	67,150	1,964,809
Hewlett-Packard Co.	111,390	3,951,003

		29,615,235

Textiles, Apparel & Luxury Goods 1.4%
Hanesbrands, Inc.	81,180	8,721,979
NIKE, Inc., Class B	26,135	2,331,242

		11,053,221

Tobacco 2.1%
Philip Morris International, Inc.	189,660	15,817,644

Trading Companies & Distributors 0.7%
HD Supply Holdings, Inc.*	204,290	5,568,945

Wireless Telecommunication Services 0.5%
Telephone & Data Systems, Inc.	174,125	4,172,035

Total Common Stocks (cost $641,833,976)		748,483,379

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Nationwide Fund (Continued)

Repurchase Agreements 0.6%

	Principal Amount	Market Value
Barclays Capital, Inc., 0.01%, dated 09/30/14, due 10/07/14, repurchase price $3,000,006, collateralized by U.S. Government Treasury Securities, 2.00%, maturing 02/28/21; total market value $3,060,000. (b)	$3,000,000	$3,000,000
Credit Suisse (USA) LLC, 0.00%, dated 09/30/14, due 10/01/14, repurchase price $1,925,312, collateralized by U.S. Government Agency Securities ranging from 1.50%-4.50%, maturing 11/20/21-08/20/43; total market value $1,963,818. (b)	1,925,312	1,925,312

Total Repurchase Agreements (cost $4,925,312)		4,925,312

Total Investments (cost $646,759,288) (c) — 97.9%		753,408,691
Other assets in excess of liabilities — 2.1%		16,367,343

NET ASSETS — 100.0%		$769,776,034

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $4,768,580.
(b)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2014 was $4,925,312.
(c)	At September 30, 2014, the tax basis cost of the Fund’s investments was $648,813,531, tax unrealized appreciation and depreciation were $113,946,678 and $(9,351,518), respectively.

AG	Stock Corporation
FTSE	Financial Times Stock Exchange
LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Nationwide Fund (Continued)

At September 30, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
218	E-Mini S&P 500	12/19/14	$21,423,950	$(100,833)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Nationwide Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$748,483,379	$—	$—	$748,483,379
Repurchase Agreements	—	4,925,312	—	4,925,312

Total Assets	$748,483,379	$4,925,312	$—	$753,408,691

Liabilities:
Futures Contracts	$(100,833)	$—	$—	$(100,833)

Total Liabilities	$(100,833)	$—	$—	$(100,833)

Total	$748,382,546	$4,925,312	$—	$753,307,858

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to more closely approximate the performance of its benchmark indices or for tactical hedging purposes. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Nationwide Fund (Continued)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2014

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	(100,833)

Total		$(100,833)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Real Estate Fund

Common Stocks 99.2%

	Shares	Market Value
Commercial Services & Supplies 3.2%
Iron Mountain, Inc.	306,474	$10,006,376

Health Care Providers & Services 3.4%
Brookdale Senior Living, Inc.*	321,914	10,372,069

Media 5.4%
CBS Outdoor Americas, Inc.	557,827	16,701,340

Real Estate Investment Trusts (REITs) 87.2%
AvalonBay Communities, Inc.	103,100	14,534,007
Brandywine Realty Trust	629,054	8,850,790
Brixmor Property Group, Inc.	408,400	9,090,984
Camden Property Trust	162,305	11,122,762
CBL & Associates Properties, Inc.	1,023,203	18,315,334
DCT Industrial Trust, Inc.	624,890	4,692,924
Douglas Emmett, Inc.	513,878	13,191,248
DuPont Fabros Technology, Inc.	443,800	12,000,352
Equity Residential	190,825	11,751,003
HCP, Inc.	401,000	15,923,710
Highwoods Properties, Inc.	310,600	12,082,340
Host Hotels & Resorts, Inc.	425,500	9,075,915
Liberty Property Trust	274,400	9,126,544
Mid-America Apartment Communities, Inc.	231,500	15,197,975
Simon Property Group, Inc.	181,200	29,792,904
SL Green Realty Corp.	194,500	19,706,740
Ventas, Inc.	347,262	21,512,881
Vornado Realty Trust	169,162	16,909,433
Washington Prime Group, Inc.	447,224	7,817,476
Weyerhaeuser Co.	292,500	9,319,050

		270,014,372

Total Investments (cost $300,085,210) (a) — 99.2%		307,094,157
Other assets in excess of liabilities — 0.8%		2,501,323
NET ASSETS — 100.0%		$309,595,480

*	Denotes a non-income producing security.
(a)	At September 30, 2014, the tax basis cost of the Fund’s investments was $302,071,133, tax unrealized appreciation and depreciation were $12,039,277 and $(7,016,253), respectively.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Real Estate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At September 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2014 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 97.5%

	Shares	Market Value
Aerospace & Defense 2.6%
Boeing Co. (The)	106,809	$13,605,330
General Dynamics Corp.	50,618	6,433,042
Honeywell International, Inc.	124,719	11,613,833
L-3 Communications Holdings, Inc.	13,743	1,634,318
Lockheed Martin Corp.	42,996	7,858,809
Northrop Grumman Corp.	33,141	4,366,658
Precision Castparts Corp.	22,866	5,416,498
Raytheon Co.	49,521	5,032,324
Rockwell Collins, Inc.	21,532	1,690,262
Textron, Inc.	44,498	1,601,483
United Technologies Corp.	135,593	14,318,621

		73,571,178

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	23,454	1,555,469
Expeditors International of Washington, Inc.	31,096	1,261,876
FedEx Corp.	42,305	6,830,142
United Parcel Service, Inc., Class B	112,105	11,018,801

		20,666,288

Airlines 0.3%
Delta Air Lines, Inc.	134,355	4,856,933
Southwest Airlines Co.	109,195	3,687,515

		8,544,448

Auto Components 0.4%
BorgWarner, Inc.	36,404	1,915,215
Delphi Automotive PLC	47,754	2,929,230
Goodyear Tire & Rubber Co. (The)	43,879	991,007
Johnson Controls, Inc.	106,145	4,670,380

		10,505,832

Automobiles 0.6%
Ford Motor Co.	618,133	9,142,187
General Motors Co.	214,828	6,861,606
Harley-Davidson, Inc.	34,659	2,017,154

		18,020,947

Banks 5.9%
Bank of America Corp.	1,675,975	28,575,374
BB&T Corp.	114,685	4,267,429
Citigroup, Inc.	483,191	25,038,957
Comerica, Inc.	28,820	1,436,965
Fifth Third Bancorp	132,957	2,661,799
Huntington Bancshares, Inc.	130,212	1,266,963
JPMorgan Chase & Co.	599,457	36,111,290
KeyCorp	139,745	1,862,801
M&T Bank Corp.	21,032	2,593,035
PNC Financial Services Group, Inc. (The)	86,153	7,372,974
Regions Financial Corp.	219,702	2,205,808
SunTrust Banks, Inc.	84,619	3,218,060
U.S. Bancorp	287,184	12,012,907
Wells Fargo & Co.	757,126	39,272,126
Zions Bancorporation	32,319	939,190

		168,835,678

Beverages 2.1%
Brown-Forman Corp., Class B	25,179	2,271,649
Coca-Cola Co. (The)	629,109	26,837,790
Coca-Cola Enterprises, Inc.	36,002	1,597,049
Constellation Brands, Inc., Class A*	26,706	2,327,695
Dr Pepper Snapple Group, Inc.	31,099	1,999,977
Molson Coors Brewing Co., Class B	25,370	1,888,543
Monster Beverage Corp.*	22,914	2,100,526
PepsiCo, Inc.	240,146	22,355,191

		61,378,420

Biotechnology 2.8%
Alexion Pharmaceuticals, Inc.*	31,527	5,227,807
Amgen, Inc.	121,063	17,004,509
Biogen Idec, Inc.*	37,636	12,450,365
Celgene Corp.*	127,423	12,077,152
Gilead Sciences, Inc.*	240,924	25,646,360
Regeneron Pharmaceuticals, Inc.*	11,758	4,238,994
Vertex Pharmaceuticals, Inc.*	37,945	4,261,603

		80,906,790

Building Products 0.1%
Allegion PLC	15,313	729,512
Masco Corp.	56,810	1,358,895

		2,088,407

Capital Markets 2.2%
Affiliated Managers Group, Inc.*	8,854	1,773,987
Ameriprise Financial, Inc.	29,835	3,681,042
Bank of New York Mellon Corp. (The)	180,349	6,984,917
BlackRock, Inc.	20,106	6,601,202
Charles Schwab Corp. (The)	182,797	5,372,404
E*TRADE Financial Corp.*	46,015	1,039,479
Franklin Resources, Inc.	62,784	3,428,634
Goldman Sachs Group, Inc. (The)	65,303	11,987,672
Invesco Ltd.	68,959	2,722,501
Legg Mason, Inc.	16,231	830,378
Morgan Stanley	244,071	8,437,535
Northern Trust Corp.	35,294	2,401,051
State Street Corp.	67,499	4,968,601
T. Rowe Price Group, Inc.	41,925	3,286,920

		63,516,323

Chemicals 2.5%
Air Products & Chemicals, Inc.	30,555	3,977,650
Airgas, Inc.	10,691	1,182,959
CF Industries Holdings, Inc.	7,917	2,210,585
Dow Chemical Co. (The)	178,891	9,381,044

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Chemicals (continued)
E.I. du Pont de Nemours & Co.	145,868	$10,467,488
Eastman Chemical Co.	23,768	1,922,593
Ecolab, Inc.	42,979	4,935,279
FMC Corp.	21,223	1,213,743
International Flavors & Fragrances, Inc.	12,935	1,240,208
LyondellBasell Industries NV, Class A	67,772	7,364,105
Monsanto Co.	83,608	9,406,736
Mosaic Co. (The)	50,755	2,254,030
PPG Industries, Inc.	21,968	4,321,984
Praxair, Inc.	46,543	6,004,047
Sherwin-Williams Co. (The)	13,247	2,900,960
Sigma-Aldrich Corp.	18,962	2,579,022

		71,362,433

Commercial Services & Supplies 0.5%
ADT Corp. (The)(a)	27,712	982,667
Cintas Corp.	15,398	1,086,945
Iron Mountain, Inc.	27,393	894,381
Pitney Bowes, Inc.	32,324	807,777
Republic Services, Inc.	40,250	1,570,555
Stericycle, Inc.*	13,517	1,575,542
Tyco International Ltd.	70,686	3,150,475
Waste Management, Inc.	69,130	3,285,749

		13,354,091

Communications Equipment 1.6%
Cisco Systems, Inc.	812,690	20,455,407
F5 Networks, Inc.*	11,807	1,401,963
Harris Corp.	16,698	1,108,747
Juniper Networks, Inc.	63,999	1,417,578
Motorola Solutions, Inc.	35,186	2,226,570
QUALCOMM, Inc.	267,118	19,972,413

		46,582,678

Construction & Engineering 0.1%
Fluor Corp.	25,104	1,676,696
Jacobs Engineering Group, Inc.*	21,206	1,035,277
Quanta Services, Inc.*	34,552	1,253,892

		3,965,865

Construction Materials 0.1%
Martin Marietta Materials, Inc.	9,812	1,265,159
Vulcan Materials Co.	20,864	1,256,639

		2,521,798

Consumer Finance 0.9%
American Express Co.	143,446	12,557,263
Capital One Financial Corp.	89,461	7,301,807
Discover Financial Services	73,617	4,740,198
Navient Corp.	66,849	1,183,896

		25,783,164

Containers & Packaging 0.2%
Avery Dennison Corp.	14,920	666,178
Ball Corp.	22,064	1,395,989
Bemis Co., Inc.	16,072	611,057
MeadWestvaco Corp.	26,852	1,099,321
Owens-Illinois, Inc.*	26,273	684,412
Sealed Air Corp.	33,792	1,178,665

		5,635,622

Distributors 0.1%
Genuine Parts Co.	24,399	2,140,036

Diversified Consumer Services 0.0%†
H&R Block, Inc.	43,843	1,359,571

Diversified Financial Services 2.0%
Berkshire Hathaway, Inc., Class B*	290,546	40,136,024
CME Group, Inc.	50,341	4,025,015
Intercontinental Exchange, Inc.	18,080	3,526,504
Leucadia National Corp.	50,513	1,204,230
McGraw Hill Financial, Inc.	43,175	3,646,129
Moody’s Corp.	29,621	2,799,184
NASDAQ OMX Group, Inc. (The)	18,825	798,557

		56,135,643

Diversified Telecommunication Services 2.4%
AT&T, Inc.	826,523	29,126,671
CenturyLink, Inc.	90,871	3,715,715
Frontier Communications Corp.(a)	159,713	1,039,732
Verizon Communications, Inc.	660,650	33,025,893
Windstream Holdings, Inc.(a)	96,053	1,035,451

		67,943,462

Electric Utilities 1.7%
American Electric Power Co., Inc.	77,882	4,066,219
Duke Energy Corp.	112,722	8,428,224
Edison International	51,927	2,903,758
Entergy Corp.	28,625	2,213,571
Exelon Corp.	136,936	4,668,148
FirstEnergy Corp.	66,993	2,248,955
NextEra Energy, Inc.	69,545	6,528,885
Northeast Utilities	50,361	2,230,992
Pepco Holdings, Inc.	40,008	1,070,614
Pinnacle West Capital Corp.	17,597	961,500
PPL Corp.	105,887	3,477,329
Southern Co. (The)	142,753	6,231,169
Xcel Energy, Inc.	80,544	2,448,538

		47,477,902

Electrical Equipment 0.6%
AMETEK, Inc.	39,172	1,966,826
Eaton Corp. PLC	75,847	4,806,425
Emerson Electric Co.	111,231	6,960,836
Rockwell Automation, Inc.	21,974	2,414,503

		16,148,590

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	24,994	2,495,901
Corning, Inc.	205,759	3,979,379
FLIR Systems, Inc.	22,589	707,939
Jabil Circuit, Inc.	31,849	642,394
TE Connectivity Ltd.	65,227	3,606,401

		11,432,014

Energy Equipment & Services 1.8%
Baker Hughes, Inc.	69,336	4,511,000
Cameron International Corp.*	32,338	2,146,596

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services (continued)
Diamond Offshore Drilling, Inc.(a)	10,843	$371,590
Ensco PLC, Class A	37,248	1,538,715
FMC Technologies, Inc.*	37,431	2,032,878
Halliburton Co.	135,554	8,744,589
Helmerich & Payne, Inc.	17,249	1,688,160
Nabors Industries Ltd.	46,119	1,049,668
National Oilwell Varco, Inc.	68,570	5,218,177
Noble Corp. PLC	40,524	900,443
Schlumberger Ltd.	206,621	21,011,289
Transocean Ltd.(a)	54,260	1,734,692

		50,947,797

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	69,854	8,754,103
CVS Health Corp.	184,577	14,690,484
Kroger Co. (The)	77,922	4,051,944
Safeway, Inc.	36,721	1,259,530
Sysco Corp.	93,517	3,548,970
Walgreen Co.	140,257	8,313,033
Wal-Mart Stores, Inc.	251,660	19,244,440
Whole Foods Market, Inc.	57,574	2,194,145

		62,056,649

Food Products 1.5%
Archer-Daniels-Midland Co.	102,881	5,257,219
Campbell Soup Co.	28,518	1,218,574
ConAgra Foods, Inc.	67,336	2,224,781
General Mills, Inc.	97,619	4,924,878
Hershey Co. (The)	23,781	2,269,421
Hormel Foods Corp.	21,415	1,100,517
J.M. Smucker Co. (The)	16,227	1,606,311
Kellogg Co.	40,751	2,510,262
Keurig Green Mountain, Inc.	19,415	2,526,474
Kraft Foods Group, Inc.	94,665	5,339,106
McCormick & Co., Inc., Non-Voting Shares	20,689	1,384,094
Mead Johnson Nutrition Co.	32,221	3,100,305
Mondelez International, Inc., Class A	268,690	9,206,663
Tyson Foods, Inc., Class A	46,681	1,837,831

		44,506,436

Gas Utilities 0.1%
AGL Resources, Inc.	19,042	977,616
ONEOK, Inc.	33,151	2,173,048

		3,150,664

Health Care Equipment & Supplies 2.0%
Abbott Laboratories(b)	239,654	9,967,210
Baxter International, Inc.	86,330	6,195,904
Becton, Dickinson and Co.	30,574	3,479,627
Boston Scientific Corp.*	211,287	2,495,299
C.R. Bard, Inc.	11,895	1,697,535
CareFusion Corp.*	32,332	1,463,023
Covidien PLC	71,999	6,228,633
DENTSPLY International, Inc.	22,596	1,030,378
Edwards Lifesciences Corp.*	16,899	1,726,233
Intuitive Surgical, Inc.*	5,730	2,646,229
Medtronic, Inc.	156,111	9,671,076
St. Jude Medical, Inc.	45,373	2,728,278
Stryker Corp.	47,666	3,849,030
Varian Medical Systems, Inc.*	16,448	1,317,814
Zimmer Holdings, Inc.	26,921	2,706,907

		57,203,176

Health Care Providers & Services 2.1%
Aetna, Inc.	56,515	4,577,715
AmerisourceBergen Corp.	33,973	2,626,113
Cardinal Health, Inc.	53,655	4,019,833
Cigna Corp.	42,046	3,813,152
DaVita HealthCare Partners, Inc.*	27,382	2,002,719
Express Scripts Holding Co.*	118,807	8,391,338
Humana, Inc.	24,585	3,203,180
Laboratory Corp of America Holdings*	13,531	1,376,779
McKesson Corp.	36,911	7,185,464
Patterson Cos., Inc.(a)	13,752	569,745
Quest Diagnostics, Inc.(a)	23,016	1,396,611
Tenet Healthcare Corp.*	15,606	926,840
UnitedHealth Group, Inc.	154,854	13,356,158
Universal Health Services, Inc., Class B	14,540	1,519,430
WellPoint, Inc.	43,708	5,228,351

		60,193,428

Health Care Technology 0.1%
Cerner Corp.*	48,377	2,881,818

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	71,782	2,883,483
Chipotle Mexican Grill, Inc.*	4,944	3,295,621
Darden Restaurants, Inc.(a)	21,088	1,085,188
Marriott International, Inc., Class A	34,733	2,427,837
McDonald’s Corp.	156,496	14,837,386
Starbucks Corp.	119,723	9,034,297
Starwood Hotels & Resorts Worldwide, Inc.	30,365	2,526,672
Wyndham Worldwide Corp.	19,948	1,620,974
Wynn Resorts Ltd.	12,922	2,417,448
Yum! Brands, Inc.	70,070	5,043,639

		45,172,545

Household Durables 0.4%
D.R. Horton, Inc.(a)	52,861	1,084,708
Garmin Ltd.(a)	19,340	1,005,487
Harman International Industries, Inc.	10,854	1,064,126
Leggett & Platt, Inc.	21,787	760,802
Lennar Corp., Class A	28,347	1,100,714
Mohawk Industries, Inc.*	9,867	1,330,269
Newell Rubbermaid, Inc.	43,638	1,501,584
PulteGroup, Inc.	53,926	952,333
Whirlpool Corp.	12,430	1,810,429

		10,610,452

Household Products 1.9%
Clorox Co. (The)	20,535	1,972,181
Colgate-Palmolive Co.	136,826	8,923,792
Kimberly-Clark Corp.	59,594	6,410,527

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Household Products (continued)
Procter & Gamble Co. (The)	431,534	$36,136,657

		53,443,157

Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	106,051	1,503,803
NRG Energy, Inc.	53,823	1,640,525

		3,144,328

Industrial Conglomerates 2.3%
3M Co.	103,271	14,631,435
Danaher Corp.	97,155	7,381,837
General Electric Co.	1,599,162	40,970,530
Roper Industries, Inc.	15,943	2,332,302

		65,316,104

Information Technology Services 3.2%
Accenture PLC, Class A	100,605	8,181,199
Alliance Data Systems Corp.*	8,850	2,197,189
Automatic Data Processing, Inc.	76,646	6,367,750
Cognizant Technology Solutions Corp., Class A*	96,889	4,337,721
Computer Sciences Corp.	23,120	1,413,788
Fidelity National Information Services, Inc.	45,489	2,561,031
Fiserv, Inc.*	39,720	2,567,302
International Business Machines Corp.	147,863	28,068,833
MasterCard, Inc., Class A	156,870	11,595,830
Paychex, Inc.	52,083	2,302,069
Teradata Corp.*	24,704	1,035,592
Total System Services, Inc.	26,237	812,297
Visa, Inc., Class A	78,458	16,740,583
Western Union Co. (The)(a)	84,433	1,354,305
Xerox Corp.	172,759	2,285,602

		91,821,091

Insurance 2.7%
ACE Ltd.	53,502	5,610,755
Aflac, Inc.	72,205	4,205,941
Allstate Corp. (The)	69,074	4,239,071
American International Group, Inc.	227,411	12,284,742
Aon PLC	46,291	4,058,332
Assurant, Inc.	11,293	726,140
Chubb Corp. (The)	38,327	3,490,823
Cincinnati Financial Corp.	23,474	1,104,452
Genworth Financial, Inc., Class A*	79,147	1,036,826
Hartford Financial Services Group, Inc. (The)	71,368	2,658,458
Lincoln National Corp.	41,609	2,229,410
Loews Corp.	48,592	2,024,343
Marsh & McLennan Cos., Inc.	86,751	4,540,547
MetLife, Inc.	179,254	9,629,525
Principal Financial Group, Inc.	43,563	2,285,751
Progressive Corp. (The)	85,783	2,168,594
Prudential Financial, Inc.	73,313	6,447,145
Torchmark Corp.	20,813	1,089,977
Travelers Cos., Inc. (The)	54,036	5,076,142
Unum Group	40,609	1,396,137
XL Group PLC	42,315	1,403,589

		77,706,700

Internet & Catalog Retail 1.3%
Amazon.com, Inc.*	60,383	19,469,895
Expedia, Inc.	15,811	1,385,360
Netflix, Inc.*	9,577	4,320,951
Priceline Group, Inc. (The)*	8,356	9,681,094
TripAdvisor, Inc.*	17,750	1,622,705

		36,480,005

Internet Software & Services 3.4%
Akamai Technologies, Inc.*	28,395	1,698,021
eBay, Inc.*	180,016	10,194,306
Facebook, Inc., Class A*	310,789	24,564,762
Google, Inc., Class A*	45,278	26,642,028
Google, Inc., Class C*	45,274	26,139,397
VeriSign, Inc.* (a)	17,933	988,467
Yahoo!, Inc.*	147,420	6,007,365

		96,234,346

Leisure Products 0.1%
Hasbro, Inc.	18,286	1,005,639
Mattel, Inc.	53,845	1,650,349

		2,655,988

Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	53,154	3,028,715
PerkinElmer, Inc.	17,997	784,669
Thermo Fisher Scientific, Inc.	63,581	7,737,808
Waters Corp.*	13,382	1,326,424

		12,877,616

Machinery 1.5%
Caterpillar, Inc.	100,064	9,909,338
Cummins, Inc.	27,260	3,597,775
Deere & Co.(a)	57,124	4,683,597
Dover Corp.	26,544	2,132,280
Flowserve Corp.	21,803	1,537,548
Illinois Tool Works, Inc.	58,139	4,908,094
Ingersoll-Rand PLC	42,635	2,402,909
Joy Global, Inc.	15,647	853,387
PACCAR, Inc.	56,542	3,215,826
Pall Corp.	17,022	1,424,741
Parker-Hannifin Corp.	23,715	2,707,067
Pentair PLC	30,690	2,009,888
Snap-on, Inc.	9,262	1,121,443
Stanley Black & Decker, Inc.	24,907	2,211,493
Xylem, Inc.	29,115	1,033,291

		43,748,677

Media 3.4%
Cablevision Systems Corp., Class A(a)	34,570	605,321
CBS Corp. Non-Voting Shares, Class B	77,245	4,132,607
Comcast Corp., Class A	412,481	22,183,228
DIRECTV*	80,043	6,925,320

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Discovery Communications, Inc., Class A*	23,581	$891,362
Discovery Communications, Inc., Class C*	43,552	1,623,619
Gannett Co., Inc.	35,963	1,067,022
Interpublic Group of Cos., Inc. (The)	67,161	1,230,390
News Corp., Class A*	79,365	1,297,618
Omnicom Group, Inc.	40,029	2,756,397
Scripps Networks Interactive, Inc., Class A	16,526	1,290,515
Time Warner Cable, Inc.	44,404	6,371,530
Time Warner, Inc.	136,240	10,246,610
Twenty-First Century Fox, Inc., Class A	300,176	10,293,035
Viacom, Inc., Class B	60,679	4,668,642
Walt Disney Co. (The)	251,690	22,407,961

		97,991,177

Metals & Mining 0.5%
Alcoa, Inc.	187,478	3,016,521
Allegheny Technologies, Inc.	17,328	642,869
Freeport-McMoRan, Inc.	165,599	5,406,807
Newmont Mining Corp.	79,491	1,832,268
Nucor Corp.	50,816	2,758,292

		13,656,757

Multiline Retail 0.7%
Dollar General Corp.*	48,354	2,954,913
Dollar Tree, Inc.*	32,772	1,837,526
Family Dollar Stores, Inc.	15,256	1,178,374
Kohl’s Corp.	32,619	1,990,738
Macy’s, Inc.	56,280	3,274,370
Nordstrom, Inc.	22,716	1,553,093
Target Corp.	100,999	6,330,617

		19,119,631

Multi-Utilities 1.1%
Ameren Corp.	38,671	1,482,259
CenterPoint Energy, Inc.	68,500	1,676,195
CMS Energy Corp.	43,824	1,299,820
Consolidated Edison, Inc.	46,679	2,644,832
Dominion Resources, Inc.	92,863	6,415,905
DTE Energy Co.	28,209	2,146,141
Integrys Energy Group, Inc.	12,744	826,066
NiSource, Inc.	50,254	2,059,409
PG&E Corp.	75,132	3,383,945
Public Service Enterprise Group, Inc.	80,633	3,002,773
SCANA Corp.	22,640	1,123,170
Sempra Energy	36,838	3,881,989
TECO Energy, Inc.	37,182	646,223
Wisconsin Energy Corp.	35,943	1,545,549

		32,134,276

Oil, Gas & Consumable Fuels 7.6%
Anadarko Petroleum Corp.	80,638	8,179,919
Apache Corp.	60,957	5,722,034
Cabot Oil & Gas Corp.	66,507	2,174,114
Chesapeake Energy Corp.	82,765	1,902,767
Chevron Corp.	302,644	36,111,482
Cimarex Energy Co.	13,869	1,754,845
ConocoPhillips	195,964	14,995,165
CONSOL Energy, Inc.	36,683	1,388,818
Denbury Resources, Inc.	56,147	843,889
Devon Energy Corp.	61,289	4,178,684
EOG Resources, Inc.	87,251	8,639,594
EQT Corp.	24,146	2,210,325
Exxon Mobil Corp.	679,689	63,924,750
Hess Corp.	41,687	3,931,918
Kinder Morgan, Inc.(a)	104,847	4,019,834
Marathon Oil Corp.	107,497	4,040,812
Marathon Petroleum Corp.	45,155	3,823,274
Murphy Oil Corp.	26,603	1,513,977
Newfield Exploration Co.*	21,780	807,385
Noble Energy, Inc.	57,414	3,924,821
Occidental Petroleum Corp.	124,254	11,947,022
Phillips 66	89,074	7,242,607
Pioneer Natural Resources Co.	22,806	4,492,098
QEP Resources, Inc.	26,406	812,777
Range Resources Corp.	26,887	1,823,207
Southwestern Energy Co.*	56,284	1,967,126
Spectra Energy Corp.	106,925	4,197,875
Tesoro Corp.	20,438	1,246,309
Valero Energy Corp.	84,145	3,893,389
Williams Cos., Inc. (The)	107,193	5,933,133

		217,643,950

Paper & Forest Products 0.1%
International Paper Co.	68,057	3,249,041

Personal Products 0.1%
Avon Products, Inc.	69,269	872,789
Estee Lauder Cos., Inc. (The), Class A	35,855	2,679,086

		3,551,875

Pharmaceuticals 6.1%
AbbVie, Inc.	253,679	14,652,499
Actavis PLC*	42,117	10,161,990
Allergan, Inc.	47,364	8,439,791
Bristol-Myers Squibb Co.	264,230	13,523,291
Eli Lilly & Co.	156,703	10,162,189
Hospira, Inc.*	26,892	1,399,191

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Johnson & Johnson	449,486	$47,910,713
Mallinckrodt PLC*	18,053	1,627,478
Merck & Co., Inc.	459,741	27,253,446
Mylan, Inc.*	59,614	2,711,841
Perrigo Co. PLC	21,327	3,203,102
Pfizer, Inc.	1,010,580	29,882,851
Zoetis, Inc.	79,879	2,951,529

		173,879,911

Professional Services 0.2%
Dun & Bradstreet Corp. (The)	5,790	680,151
Equifax, Inc.	19,408	1,450,554
Nielsen NV	48,488	2,149,473
Robert Half International, Inc.	21,912	1,073,688

		5,353,866

Real Estate Investment Trusts (REITs) 2.1%
American Tower Corp.	63,136	5,911,424
Apartment Investment & Management Co., Class A	23,285	740,929
AvalonBay Communities, Inc.	20,908	2,947,401
Boston Properties, Inc.	24,400	2,824,544
Crown Castle International Corp.	53,209	4,284,921
Equity Residential	57,653	3,550,272
Essex Property Trust, Inc.	10,118	1,808,592
General Growth Properties, Inc.	100,011	2,355,259
HCP, Inc.	73,125	2,903,794
Health Care REIT, Inc.	51,645	3,221,099
Host Hotels & Resorts, Inc.	120,638	2,573,209
Kimco Realty Corp.	65,507	1,435,258
Macerich Co. (The)	22,423	1,431,260
Plum Creek Timber Co., Inc.	28,230	1,101,252
Prologis, Inc.	79,687	3,004,200
Public Storage	23,112	3,832,894
Simon Property Group, Inc.	49,529	8,143,558
Ventas, Inc.	46,910	2,906,074
Vornado Realty Trust	27,816	2,780,487
Weyerhaeuser Co.	84,199	2,682,580

		60,439,007

Real Estate Management & Development 0.0%†
CBRE Group, Inc., Class A*	44,463	1,322,330

Road & Rail 1.0%
CSX Corp.	159,308	5,107,415
Kansas City Southern	17,585	2,131,302
Norfolk Southern Corp.	49,329	5,505,116
Ryder System, Inc.	8,458	760,966
Union Pacific Corp.	143,028	15,507,096

		29,011,895

Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	49,244	1,761,950
Analog Devices, Inc.	50,078	2,478,360
Applied Materials, Inc.	194,183	4,196,295
Avago Technologies Ltd.	40,118	3,490,266
Broadcom Corp., Class A	85,714	3,464,560
First Solar, Inc.*	11,976	788,141
Intel Corp.	789,070	27,475,417
KLA-Tencor Corp.	26,356	2,076,326
Lam Research Corp.	25,831	1,929,576
Linear Technology Corp.	38,013	1,687,397
Microchip Technology, Inc.(a)	31,939	1,508,479
Micron Technology, Inc.*	170,664	5,846,949
NVIDIA Corp.	82,050	1,513,822
Texas Instruments, Inc.	170,143	8,114,120
Xilinx, Inc.	42,790	1,812,156

		68,143,814

Software 3.7%
Adobe Systems, Inc.*	75,306	5,210,422
Autodesk, Inc.*	36,216	1,995,502
CA, Inc.	51,072	1,426,952
Citrix Systems, Inc.*	26,213	1,870,035
Electronic Arts, Inc.*	49,823	1,774,197
Intuit, Inc.	45,245	3,965,724
Microsoft Corp.	1,313,233	60,881,482
Oracle Corp.	518,301	19,840,562
Red Hat, Inc.*	30,138	1,692,249
Salesforce.com, Inc.*	91,748	5,278,262
Symantec Corp.	110,045	2,587,158

		106,522,545

Specialty Retail 2.1%
AutoNation, Inc.*	12,464	627,064
AutoZone, Inc.*	5,196	2,648,193
Bed Bath & Beyond, Inc.*	32,187	2,118,870
Best Buy Co., Inc.	46,248	1,553,470
CarMax, Inc.*	34,941	1,623,010
GameStop Corp., Class A(a)	17,957	739,829
Gap, Inc. (The)	43,664	1,820,352
Home Depot, Inc. (The)	214,508	19,678,964
L Brands, Inc.	39,139	2,621,530
Lowe’s Cos., Inc.	157,322	8,325,480
O’Reilly Automotive, Inc.*	16,538	2,486,654
PetSmart, Inc.	15,831	1,109,595
Ross Stores, Inc.	33,442	2,527,546
Staples, Inc.	102,671	1,242,319
Tiffany & Co.	17,928	1,726,646
TJX Cos., Inc. (The)	110,438	6,534,617
Tractor Supply Co.	21,943	1,349,714
Urban Outfitters, Inc.*	16,272	597,182

		59,331,035

Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	954,321	96,147,841
EMC Corp.	323,319	9,460,314
Hewlett-Packard Co.	297,439	10,550,161
NetApp, Inc.	50,882	2,185,891
SanDisk Corp.	35,737	3,500,439
Seagate Technology PLC	52,086	2,982,965

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	35,058	$3,411,845

		128,239,456

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	43,770	1,558,650
Fossil Group, Inc.*	7,419	696,644
Michael Kors Holdings Ltd.*	32,713	2,335,381
NIKE, Inc., Class B	112,092	9,998,606
PVH Corp.	13,132	1,590,942
Ralph Lauren Corp.	9,671	1,593,104
Under Armour, Inc., Class A*	26,513	1,832,048
VF Corp.	54,966	3,629,405

		23,234,780

Thrifts & Mortgage Finance 0.0%†
Hudson City Bancorp, Inc.	76,540	743,969
People’s United Financial, Inc.	49,456	715,628

		1,459,597

Tobacco 1.4%
Altria Group, Inc.	316,114	14,522,277
Lorillard, Inc.	57,378	3,437,516
Philip Morris International, Inc.	248,966	20,763,765
Reynolds American, Inc.	49,111	2,897,549

		41,621,107

Trading Companies & Distributors 0.2%
Fastenal Co.	43,514	1,953,779
United Rentals, Inc.*	15,286	1,698,275
W.W. Grainger, Inc.	9,702	2,441,508

		6,093,562

Total Common Stocks (cost $1,790,015,343)		2,792,027,769

Repurchase Agreements 0.7%

	Principal Amount	Market Value
Barclays Capital, Inc., 0.01%, dated 09/30/2014, due 10/07/2014, repurchase price $10,000,019, collateralized by U.S. Government Treasury Securities, 2.00%, maturing 02/28/21; total market value $10,200,002. (c)	$10,000,000	$10,000,000
BNP Paribas Securities Corp., 0.00%, dated 09/30/2014, due 10/01/2014, repurchase price $1,000,000, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 7.25%, maturing 10/10/14 - 07/15/37; total market value $1,020,002. (c)	1,000,000	1,000,000
Credit Suisse (USA) LLC, 0.00%, dated 09/30/2014, due 10/01/2014, repurchase price $9,011,376, collateralized by U.S Government Agency Securities, ranging from 1.50% - 4.5%, maturing 11/20/21 - 08/20/43; total market value of $9,191,606. (c)	9,011,376	9,011,376

Total Repurchase Agreements (cost $20,011,376)		20,011,376

Total Investments (cost $1,810,026,719) (d) — 98.2%		2,812,039,145
Other assets in excess of liabilities — 1.8%		52,909,945

NET ASSETS — 100.0%		$2,864,949,090

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $20,359,503, which was collateralized by repurchase agreements with a value of $20,011,376 and $967,165 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 3.63%, and maturity dates ranging from 11/30/14 - 08/15/14, a total value of $20,978,541.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2014 was $20,011,376.
(d)	At September 30, 2014, the tax basis cost of the Fund’s investments was $1,877,848,556, tax unrealized appreciation and depreciation were $978,411,578 and $(44,220,989), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At September 30, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
750	E-mini S&P 500	12/19/14	$73,706,250	$(386,856)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,792,027,769	$—	$—	$2,792,027,769
Repurchase Agreements	—	20,011,376	—	20,011,376

Total Assets	$2,792,027,769	$20,011,376	$—	$2,812,039,145

Liabilities:
Futures Contracts	(386,856)	—	—	(386,856)

Total Liabilities	$(386,856)	$—	$—	$(386,856)

Total	$2,791,640,913	$20,011,376	$—	$2,811,652,289

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2014

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	(386,856)

Total		$(386,856)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 11.3%

	Principal Amount	Market Value
Automobiles 1.4%
Credit Acceptance Auto Loan Trust Series 2012-1A, Class A, 2.20%, 09/16/19(a)	$901,602	$905,652
Series 2013-2A, Class A, 1.50%, 04/15/21(a)	2,000,000	2,005,212
Series 2014-1A, Class A, 1.55%, 10/15/21(a)	8,500,000	8,521,160
Series 2014-2A, Class A, 1.88%, 03/15/22(a)	7,000,000	6,998,953
First Investors Auto Owner Trust Series 2012-2A, Class A2, 1.47%, 05/15/18(a)	2,865,501	2,876,170
Series 2014-1A, Class A3, 1.49%, 01/15/20(a)	6,000,000	6,000,898
Series 2014-2A, Class A2, 0.86%, 08/15/18(a)	11,000,000	10,996,766
Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.09%, 02/15/18(a)	4,922,017	4,928,286

		43,233,097

Home Equity 1.1%
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-4, Class A2B, 0.70%, 10/25/34(b)	1,967,104	1,988,632
Ameriquest Mortgage Securities, Inc., Series 2003-10, Class AV1, 0.91%, 12/25/33(b)	10,246,153	10,092,540
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2, 1.05%, 12/25/34(b)	2,049,000	1,942,904
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C, 0.91%, 01/25/35(b)	9,070,303	9,083,982
Soundview Home Loan Trust, Series 2005-CTX1, Class M1, 0.57%, 11/25/35(b)	6,288,581	6,212,416
Structured Asset Securities Corp., Series 2005-NC1, Class M1, 0.62%, 02/25/35(b)	3,587,048	3,457,228

		32,777,702

Other 8.8%
ACA CLO Ltd., Series 2006-2A, Class A1, 0.48%, 01/20/21(a)(b)	3,536,657	3,533,195
ALM VII Ltd., Series 2012-7A, Class A1, 1.65%, 10/19/24(a)(b)	19,775,000	19,732,879
Ameriquest Mortgage Securities, Inc. Pass Through Certificates, Series 2004-R3, Class A1A, 0.84%, 05/25/34(b)	10,622,582	10,559,235
Atrium VII, Series 7AR, Class BR, 1.99%, 11/16/22(a)(b)	5,000,000	4,999,970
Bayview Opportunity Master Fund Trust IIB LP, Series 2014-18NP, Class A, 3.23%, 07/28/34(a)(c)	24,511,506	24,417,960
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A, 0.64%, 07/25/35(b)	11,853,824	11,652,069
Dryden Senior Loan Fund Series 2011-22A, Class A1R, 1.40%, 01/15/22(a)(b)	4,300,000	4,294,647
Series 2012-23RA, Class A1R, 1.48%, 07/17/23(a)(b)	35,000,000	34,999,650
First Franklin Mortgage Loan Trust, Series 2004-FF6, Class A1, 0.93%, 07/25/34(a)(b)	4,537,760	4,495,884
Gramercy Park CLO Ltd., Series 2012-1AR, Class A1R, 1.53%, 07/17/23(a)(b)	30,000,000	29,948,460
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class A2, 1.50%, 01/16/46(a)	3,900,000	3,900,000
Series 2013-T3, Class A3, 1.79%, 05/15/46(a)	10,276,000	10,183,783
Series 2013-T3, Class B3, 2.14%, 05/15/46(a)	4,000,000	3,945,303
New Residential Advance Receivables Trust Advance Receivables Backed Series 2014-T2, Class AT2, 2.38%, 03/15/47(a)	12,000,000	11,967,348
Series 2014-T2, Class BT2, 2.62%, 03/15/47(a)	8,400,000	8,376,480

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Other (continued)
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 1.65%, 11/20/23(a)(b)	$2,300,000	$2,293,562
Park Place Securities, Inc., Series 2005- WHQ2, Class A1B, 0.42%, 05/25/35(b)	14,120,554	14,092,297
Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, 3.13%, 04/27/54(a)(c)	26,856,014	26,790,470
VOLT XXII LLC, Series 2014-NPL1, Class A1, 3.63%, 10/27/53(a)(c)	10,607,492	10,617,221
VOLT XXIII LLC, Series 2014-NPL2, Class A1, 3.63%, 11/25/53(a)(c)	11,426,772	11,455,339
VOLT XXVI LLC, Series 2014-NPL6, Class A1, 3.13%, 09/25/43(a)(c)	10,000,000	9,988,045

		262,243,797

Total Asset-Backed Securities (cost $338,424,943)		338,254,596

Collateralized Mortgage Obligations 4.8%

	Principal Amount	Market Value
Banc of America Mortgage Securities, Inc., Series 2004-6, Class 1A3, 5.50%, 05/25/34	7,447,273	7,422,951
CSMC Trust, Series 2012-CIM1, Class A1, 3.38%, 02/25/42(a)(b)	4,238,847	4,206,749
Federal Home Loan Mortgage Corp. REMICS Series 3640, Class EL, 4.00%, 03/15/20	1,067,656	1,123,206
Series 3728, Class EA, 3.50%, 09/15/20	723,620	732,277
Series 3609, Class JA, 4.00%, 06/15/23	737,741	742,640
Series 3614, Class QA, 4.00%, 05/15/24	4,433,646	4,721,102
Series 4257, Class PC, 2.50%, 02/15/36	41,259,169	42,387,132
Series 3616, Class PA, 4.50%, 11/15/39	992,511	1,052,294
Federal National Mortgage Association REMICS Series 2010-135, Class FP, 0.55%, 12/25/40(b)	6,657,893	6,671,238
Series 2013-52, Class MD, 1.25%, 06/25/43	26,009,644	25,250,344
Government National Mortgage Association, Series 2011-73, Class PW, 4.50%, 11/16/39	41,239,940	44,624,222
GSAA Trust, Series 2004-NC1, Class AF6, 5.26%, 11/25/33(c)	155,262	156,516
Residential Accredit Loans, Inc., Series 2003-QS20, Class CB, 5.00%, 11/25/18	1,872,929	1,874,420
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 1.57%, 12/25/59(a)(b)	3,010,944	3,004,419

Total Collateralized Mortgage Obligations (cost $143,293,981)		143,969,510

Commercial Mortgage Backed Securities 5.6%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4, 5.35%, 09/10/47(b)	9,956,200	10,270,788
Series 2007-3, Class A4, 5.79%, 06/10/49(b)	10,000,000	10,876,505
Banc of America Re-Remic Trust, Series 2013-DSNY, Class B, 1.65%, 09/15/26(a)(b)	6,098,000	6,109,664
Bear Stearns Commercial Mortgage Securities Series 2004-T16, Class A6, 4.75%, 02/13/46(b)	284,637	284,925
Series 2005-T18, Class A4, 4.93%, 02/13/42(b)	3,365,591	3,399,459
Series 2006-PW12, Class A4, 5.89%, 09/11/38(b)	1,716,104	1,820,674
Series 2007-PW18, Class A4, 5.70%, 06/11/50	11,675,000	12,837,070
Citigroup Commercial Mortgage Trust Series 2007-C6, Class A4, 5.90%, 12/10/49(b)	19,691,000	21,635,347
Series 2008-C7, Class A4, 6.34%, 12/10/49(b)	10,000,000	11,036,348
COMM Mortgage Trust Series 2014-TWC, Class B, 1.75%, 02/13/32(a)(b)	13,000,000	13,023,523
Series 2014-TWC, Class C, 2.00%, 02/13/32(a)(b)	6,000,000	6,010,823

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
DBUBS Mortgage Trust, Series 2011- LC1A, Class A1, 3.74%, 11/10/46(a)	$4,498,296	$4,645,094
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, 4.83%, 06/10/48(b)	8,500,000	8,547,266
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A3A, 4.68%, 07/15/42	2,182,799	2,181,748
Series 2006-LDP6, Class ASB, 5.49%, 04/15/43(b)	215,321	219,214
Series 2006-LDP7, Class ASB, 6.06%, 04/15/45(b)	485,757	497,673
Series 2011-C4, Class A2, 3.34%, 07/15/46(a)	992,222	1,024,621
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4, 4.75%, 06/12/43(b)	9,303,624	9,452,413
Morgan Stanley Capital I Series 2005-HQ5, Class A4, 5.17%, 01/14/42	389,930	390,822
Series 2007-IQ15, Class A4, 6.11%, 06/11/49(b)	11,332,873	12,455,589
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	9,973,356	10,926,140
Series 2011-C1, Class A2, 3.88%, 09/15/47(a)	5,000,000	5,164,835
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 6.14%, 02/15/51(b)	5,813,144	6,278,956
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, 1.50%, 02/15/27(a)(b)	9,000,000	9,043,377

Total Commercial Mortgage Backed Securities (cost $173,297,354)		168,132,874

Corporate Bonds 62.9%

	Principal Amount	Market Value
Aerospace & Defense 0.2%
United Technologies Corp., 0.73%, 06/01/15(b)	5,000,000	5,016,370

Auto Components 0.4%
BorgWarner, Inc., 5.75%, 11/01/16	3,000,000	3,266,501
Johnson Controls, Inc., 1.40%, 11/02/17	10,000,000	9,924,064

		13,190,565

Automobiles 4.2%
American Honda Finance Corp., 2.50%, 09/21/15(a)	4,200,000	4,283,877
0.73%, 10/07/16(b)	10,000,000	10,073,180
Daimler Finance North America LLC, 0.83%, 01/09/15(a)(b)	5,000,000	5,006,118
2.30%, 01/09/15(a)	5,000,000	5,025,179
1.65%, 04/10/15(a)	4,000,000	4,022,634
1.25%, 01/11/16(a)	15,000,000	15,099,030
0.92%, 08/01/16(a)(b)	10,000,000	10,090,551
0.58%, 03/10/17(a)(b)	10,000,000	10,017,134
Hyundai Capital America, 1.63%, 10/02/15(a)	8,000,000	8,053,668
3.75%, 04/06/16(a)	5,000,000	5,193,263
Nissan Motor Acceptance Corp., 0.78%, 03/03/17(a)(b)	10,000,000	10,033,972
1.95%, 09/12/17(a)	4,165,000	4,209,854
2.65%, 09/26/18(a)	3,035,000	3,090,076
Toyota Motor Credit Corp., 1.00%, 02/17/15	6,000,000	6,014,546
0.88%, 07/17/15	5,000,000	5,021,151
1.25%, 10/05/17	5,000,000	4,962,845
Volkswagen Group of America Finance LLC, 2.13%, 05/23/19(a)	4,250,000	4,215,255
Volkswagen International Finance NV, 1.15%, 11/20/15(a)	10,000,000	10,036,285

		124,448,618

Banks 10.0%
Bank of America Corp., 6.05%, 05/16/16	17,794,000	19,102,811
1.27%, 01/15/19(b)	5,000,000	5,072,328
2.60%, 01/15/19	10,000,000	9,970,997
2.65%, 04/01/19	5,000,000	4,980,755
Bank of America NA, 6.00%, 06/15/16	10,000,000	10,786,152
5.30%, 03/15/17	5,000,000	5,415,816
BPCE SA, 2.50%, 12/10/18	15,000,000	15,065,376
Citigroup, Inc., 5.50%, 10/15/14	3,998,000	4,004,513
2.50%, 07/29/19(d)	10,000,000	9,904,768
CoBank, ACB, 0.83%, 06/15/22(a)(b)	25,635,000	23,968,725
Fifth Third Bancorp, 3.63%, 01/25/16	14,403,000	14,908,005
2.30%, 03/01/19	7,000,000	6,979,061
HSBC USA, Inc., 2.38%, 02/13/15	6,000,000	6,042,758
1.12%, 09/24/18(b)	10,000,000	10,190,996
Huntington Bancshares, Inc., 2.60%, 08/02/18	2,450,000	2,478,419

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
Huntington National Bank (The), 1.30%, 11/20/16	$10,000,000	$10,015,163
ING Bank NV, 5.13%, 05/01/15(a)	14,495,000	14,858,210
JPMorgan Chase & Co., 5.25%, 05/01/15	7,000,000	7,184,219
1.63%, 05/15/18	5,000,000	4,922,542
JPMorgan Chase Bank NA, 0.56%, 06/13/16(b)	5,000,000	4,995,326
6.00%, 10/01/17	2,200,000	2,460,410
National City Bank, 0.58%, 12/15/16(b)	10,432,000	10,388,757
PNC Bank NA, 1.30%, 10/03/16	10,000,000	10,063,721
Standard Chartered PLC, 3.85%, 04/27/15(a)	7,000,000	7,125,122
SunTrust Banks, Inc., 0.52%, 08/24/15(b)	5,000,000	4,992,731
3.60%, 04/15/16	15,495,000	16,090,180
5.20%, 01/17/17	10,000,000	10,797,739
Union Bank NA, 5.95%, 05/11/16	9,500,000	10,193,586
0.99%, 09/26/16(b)	10,000,000	10,085,934
Wachovia Corp., 0.58%, 10/28/15(b)	5,000,000	5,008,087
Wells Fargo & Co., 0.69%, 04/22/19(b)	20,000,000	20,072,724

		298,125,931

Beverages 1.5%
Anheuser-Busch InBev Finance, Inc., 0.80%, 01/15/16	20,000,000	20,064,674
Molson Coors Brewing Co., 2.00%, 05/01/17	4,000,000	4,047,952
SABMiller Holdings, Inc., 1.85%, 01/15/15(a)	5,000,000	5,019,817
0.93%, 08/01/18(a)(b)	15,000,000	15,103,296

		44,235,739

Biotechnology 2.1%
Amgen, Inc., 1.88%, 11/15/14	10,000,000	10,018,036
2.30%, 06/15/16	7,500,000	7,671,998
2.20%, 05/22/19	15,000,000	14,823,718
Celgene Corp., 2.45%, 10/15/15	10,750,000	10,940,356
2.30%, 08/15/18	14,118,000	14,185,793
Genentech, Inc., 4.75%, 07/15/15	5,930,000	6,130,717

		63,770,618

Capital Markets 2.5%
Bear Stearns Cos. LLC (The), 6.40%, 10/02/17	14,353,000	16,246,865
UBS AG, 7.00%, 10/15/15	5,000,000	5,306,674
5.88%, 07/15/16	48,741,000	52,786,903

		74,340,442

Chemicals 0.4%
CF Industries, Inc., 6.88%, 05/01/18	4,128,000	4,762,680
7.13%, 05/01/20	5,500,000	6,606,875

		11,369,555

Commercial Services & Supplies 1.2%
Catholic Health Initiatives, 1.60%, 11/01/17	10,000,000	10,043,814
GATX Corp., 1.25%, 03/04/17	5,445,000	5,404,571
2.38%, 07/30/18	5,000,000	5,030,112
2.50%, 07/30/19	3,640,000	3,633,439
Novant Health, Inc., 5.35%, 11/01/16	5,000,000	5,454,628
Waste Management, Inc., 6.38%, 03/11/15	7,321,000	7,507,412

		37,073,976

Consumer Finance 1.9%
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	9,775,000	11,115,433
4.25%, 02/03/17	35,000,000	37,095,608
0.75%, 09/08/17(b)	10,000,000	10,017,608

		58,228,649

Diversified Financial Services 3.3%
Ameritech Capital Funding Corp., 9.10%, 06/01/16	5,084,800	5,490,196
Associates Corp. of North America, 6.95%, 11/01/18	1,650,000	1,935,620
General Electric Capital Corp., 0.43%, 01/08/16(b)	5,000,000	5,006,398
0.83%, 01/08/16(b)	10,000,000	10,057,576
0.40%, 02/15/17(b)	5,000,000	4,995,731
1.25%, 05/15/17	10,650,000	10,640,730
Harley-Davidson Financial Services, Inc., 3.88%, 03/15/16(a)	17,865,000	18,658,846
2.70%, 03/15/17(a)	3,000,000	3,086,722
Harley-Davidson Funding Corp., 5.75%, 12/15/14(a)	3,385,000	3,420,746
Hyundai Capital Services, Inc., 6.00%, 05/05/15(a)	16,590,000	17,071,989
4.38%, 07/27/16(a)	2,400,000	2,528,627
1.03%, 03/18/17(a)(b)	7,000,000	6,999,588
3.50%, 09/13/17(a)	7,650,000	7,971,300

		97,864,069

Diversified Telecommunication Services 1.8%
Verizon Communications, Inc., 1.76%, 09/15/16(b)	10,000,000	10,258,114
0.63%, 06/09/17(b)	20,000,000	20,064,724
1.35%, 06/09/17	15,000,000	14,919,876
1.00%, 06/17/19(b)	10,000,000	10,140,637

		55,383,351

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities 1.3%
ITC Holdings Corp., 6.05%, 01/31/18(a)	$6,500,000	$7,302,018
Ohio Power Co., 6.00%, 06/01/16	4,290,000	4,652,348
PSEG Power LLC, 2.75%, 09/15/16	7,000,000	7,233,658
Southern Co. (The), 1.30%, 08/15/17	12,000,000	11,941,631
Trans-Allegheny Interstate Line Co., 4.00%, 01/15/15(a)	7,000,000	7,067,268

		38,196,923

Electrical Equipment 0.8%
Thermo Fisher Scientific, Inc., 5.00%, 06/01/15	8,000,000	8,225,522
1.30%, 02/01/17	17,000,000	16,948,023

		25,173,545

Energy Equipment & Services 1.1%
Schlumberger Investment SA, 1.25%, 08/01/17(a)	10,000,000	9,971,252
Weatherford International, Inc., 6.35%, 06/15/17	19,250,000	21,599,772

		31,571,024

Food Products 4.1%
ConAgra Foods, Inc., 1.30%, 01/25/16	13,000,000	13,049,492
1.90%, 01/25/18	17,090,000	16,986,698
2.10%, 03/15/18	3,959,000	3,976,129
Kraft Foods Group, Inc., 1.63%, 06/04/15	15,000,000	15,111,931
Mondelez International, Inc., 4.13%, 02/09/16	41,100,000	42,893,094
Tyson Foods, Inc., 6.60%, 04/01/16	16,319,000	17,622,981
2.65%, 08/15/19	12,000,000	12,043,655

		121,683,980

Gas Utilities 2.0%
DCP Midstream Operating LP, 2.50%, 12/01/17	13,000,000	13,272,701
2.70%, 04/01/19	3,000,000	3,010,170
Enbridge Energy Partners LP, 5.88%, 12/15/16	8,745,000	9,604,393
Series B, 6.50%, 04/15/18	7,700,000	8,836,679
Energy Transfer Partners LP, 5.95%, 02/01/15	6,345,000	6,449,188
Enterprise Products Operating LLC, 3.70%, 06/01/15	5,000,000	5,099,848
Kinder Morgan Energy Partners LP, 3.50%, 03/01/16	5,000,000	5,169,915
Spectra Energy Partners LP, 2.95%, 09/25/18	5,500,000	5,654,251
Sunoco Logistics Partners Operations LP, 6.13%, 05/15/16	2,000,000	2,127,683

		59,224,828

Health Care Providers & Services 2.1%
Boston Scientific Corp., 2.65%, 10/01/18	10,000,000	10,079,634
Express Scripts Holding Co., 2.75%, 11/21/14	3,000,000	3,009,655
2.10%, 02/12/15	2,000,000	2,011,607
2.65%, 02/15/17	15,000,000	15,433,505
Express Scripts, Inc., 3.13%, 05/15/16	10,000,000	10,364,992
Hospira, Inc., 6.05%, 03/30/17	5,856,000	6,397,664
McKesson Corp., 1.29%, 03/10/17	15,000,000	14,967,091

		62,264,148

Industrial Conglomerates 0.2%
General Electric Co., 0.85%, 10/09/15	5,000,000	5,018,908

Information Technology Services 0.2%
Xerox Corp., 6.40%, 03/15/16	5,500,000	5,927,553

Insurance 1.5%
MetLife Institutional Funding II, 1.63%, 04/02/15(a)(d)	5,000,000	5,030,456
MetLife, Inc., 5.00%, 06/15/15	2,000,000	2,062,258
6.75%, 06/01/16	2,000,000	2,193,931
Metropolitan Life Global Funding I, 2.00%, 01/09/15(a)	6,000,000	6,026,231
1.50%, 01/10/18(a)	5,000,000	4,961,732
New York Life Global Funding, 1.13%, 03/01/17(a)	20,000,000	19,995,782
Travelers Cos., Inc. (The), 5.50%, 12/01/15	4,010,000	4,235,652

		44,506,042

Machinery 0.3%
Caterpillar Financial Services Corp., 1.13%, 12/15/14	10,000,000	10,017,206

Media 2.5%
Comcast Corp., 5.85%, 11/15/15	7,000,000	7,407,796
Cox Communications, Inc., 7.25%, 11/15/15	6,770,000	7,241,216
5.88%, 12/01/16(a)	5,000,000	5,474,933
DIRECTV Holdings LLC, 3.55%, 03/15/15	7,480,000	7,582,177
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.50%, 03/01/16	16,186,000	16,756,893
Discovery Communications LLC, 3.70%, 06/01/15	10,000,000	10,205,067
NBCUniversal Enterprise, Inc., 0.92%, 04/15/18(a)(b)	10,000,000	10,111,651
TCI Communications, Inc., 8.75%, 08/01/15	2,000,000	2,135,990
Time Warner, Inc., 3.15%, 07/15/15	5,250,000	5,354,157
Viacom, Inc., 4.25%, 09/15/15	1,140,000	1,179,170

		73,449,050

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Metals & Mining 4.5%
ArcelorMittal, 9.50%, 02/15/15	$3,000,000	$3,082,500
4.25%, 03/01/16(d)	5,030,000	5,130,600
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 03/01/17	3,000,000	3,050,009
2.38%, 03/15/18(d)	25,145,000	25,215,751
3.10%, 03/15/20	10,000,000	9,935,631
Glencore Funding LLC, 1.40%, 05/27/16(a)(b)	17,000,000	17,118,347
1.70%, 05/27/16(a)	5,000,000	5,023,806
2.50%, 01/15/19(a)	5,000,000	4,886,400
Kinross Gold Corp., 3.63%, 09/01/16	10,000,000	10,334,211
Rio Tinto Finance USA PLC, 1.07%, 06/17/16(b)	20,000,000	20,189,346
Teck Resources Ltd., 2.50%, 02/01/18	9,000,000	9,020,004
Xstrata Canada Financial Corp., 2.85%, 11/10/14(a)	5,000,000	5,011,106
3.60%, 01/15/17(a)	5,000,000	5,201,500
Xstrata Finance Canada Ltd., 2.05%, 10/23/15(a)	10,000,000	10,109,797

		133,309,008

Oil, Gas & Consumable Fuels 8.3%
Anadarko Petroleum Corp., 5.95%, 09/15/16	31,490,000	34,366,256
6.38%, 09/15/17	18,500,000	20,964,370
BG Energy Capital PLC, 2.88%, 10/15/16(a)	5,000,000	5,151,730
BP Capital Markets PLC, 3.13%, 10/01/15	5,000,000	5,129,656
3.20%, 03/11/16	10,000,000	10,356,168
1.38%, 11/06/17(d)	5,000,000	4,976,096
0.87%, 09/26/18(b)	10,000,000	10,103,656
Canadian Natural Resources Ltd., 0.61%, 03/30/16(b)	10,000,000	10,026,294
Murphy Oil Corp., 2.50%, 12/01/17	36,500,000	36,883,633
Nexen, Inc., 5.65%, 05/15/17	2,000,000	2,213,586
Petrobras Global Finance BV, 1.85%, 05/20/16(b)	5,000,000	4,999,961
Petrobras International Finance Co., 2.88%, 02/06/15(d)	10,000,000	10,050,676
3.88%, 01/27/16	5,000,000	5,127,848
Plains Exploration & Production Co., 8.63%, 10/15/19	10,000,000	10,440,000
Rowan Cos., Inc., 5.00%, 09/01/17	27,775,000	30,009,918
Total Capital International SA, 0.75%, 01/25/16	5,000,000	5,009,990
Transocean, Inc., 5.05%, 12/15/16	5,000,000	5,329,081
2.50%, 10/15/17	28,000,000	27,988,652
6.00%, 03/15/18	1,905,000	2,053,359
7.38%, 04/15/18	6,483,000	7,299,647

		248,480,577

Pharmaceuticals 0.7%
AbbVie, Inc., 1.20%, 11/06/15	21,000,000	21,078,131

Real Estate Investment Trusts (REITs) 1.4%
CommonWealth REIT, 6.25%, 06/15/17	3,500,000	3,798,047
Highwoods Realty LP, 5.85%, 03/15/17	5,200,000	5,701,990
ProLogis LP, 2.75%, 02/15/19	10,000,000	10,111,119
UDR, Inc., 5.25%, 01/15/15	5,000,000	5,064,274
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 09/15/17(a)	10,000,000	10,021,821
2.70%, 09/17/19(a)	7,000,000	7,035,031

		41,732,282

Road & Rail 1.3%
Burlington Northern Santa Fe LLC, 6.88%, 02/15/16	8,210,000	8,879,794
ERAC USA Finance LLC, 5.60%, 05/01/15(a)	1,225,000	1,259,706
5.90%, 11/15/15(a)	1,780,000	1,880,958
1.40%, 04/15/16(a)	2,065,000	2,079,819
2.75%, 03/15/17(a)	3,000,000	3,089,586
6.38%, 10/15/17(a)	1,505,000	1,712,440
Federal Express Corp. 1993 Pass Through Trust, Series B2, 7.63%, 01/01/15	661,217	672,753
Series A2, 8.76%, 05/22/15	217,718	224,731
Series C2, 7.96%, 03/28/17	667,794	731,352
Federal Express Corp. 1998 Pass Through Trust, Series 981B, 6.85%, 01/15/19	7,105,919	7,901,281
Series 981A, 6.72%, 01/15/22	649,538	756,652
FedEx Corp., 8.00%, 01/15/19	2,974,000	3,661,623
Union Pacific Railroad Co. 2000 Pass Through Trust, 8.00%, 01/10/21	5,315,525	6,131,621

		38,982,316

Technology Hardware, Storage & Peripherals 0.3%
Hewlett-Packard Co., 2.35%, 03/15/15	6,000,000	6,052,207
2.20%, 12/01/15	2,000,000	2,031,430

		8,083,637

Thrifts & Mortgage Finance 0.3%
Santander Holdings USA, Inc., 4.63%, 04/19/16(d)	9,000,000	9,476,287

Tobacco 0.5%
Lorillard Tobacco Co., 3.50%, 08/04/16(d)	15,700,000	16,307,981

Total Corporate Bonds (cost $1,868,344,183)		1,877,531,309

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Municipal Bonds 0.5%

	Principal Amount	Market Value
Illinois 0.3%
State of Illinois, GO, 4.51%, 03/01/15	$8,000,000	$8,134,000

New Jersey 0.2%
New Jersey Transportation Trust Fund Authority, RB, Series B, 1.76%, 12/15/18	8,000,000	7,861,600

Total Municipal Bonds (cost $16,000,000)		15,995,600

U.S. Government Mortgage Backed Agencies 0.2%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1Q0648 2.20%, 06/01/37(b)	1,964,966	2,082,183
Pool# 1B3601 2.65%, 10/01/37(b)	541,997	580,953
Federal National Mortgage Association Pool
Pool# 747271 2.39%, 07/01/34(b)	1,773,657	1,894,782
Pool# 886345 6.30%, 08/01/36(b)	221,466	238,016
Pool# 893776 5.96%, 09/01/36(b)	318,528	343,189
Pool# 949691 5.88%, 09/01/37(b)	263,500	282,864

Total U.S. Government Mortgage Backed Agencies (cost $5,224,142)		5,421,987

U.S. Government Sponsored & Agency Obligations 2.0%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. 0.42%, 09/18/15	15,000,000	14,998,177
1.25%, 05/12/17(d)	29,000,000	29,173,368
Federal National Mortgage Association 2.00%, 09/21/15	10,000,000	10,171,136
New Valley Generation II Pass Through Trust 5.57%, 05/01/20	3,582,289	4,041,024

Total U.S. Government Sponsored & Agency Obligations (cost $58,514,230)		58,383,705

U.S. Treasury Notes 9.2%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes 0.13%, 04/15/16(e)	18,750,000	20,472,191
0.13%, 04/15/17(d)(e)	18,500,000	19,663,492
U.S. Treasury Notes 0.38%, 04/30/16(d)	87,500,000	87,458,980
0.38%, 05/31/16(d)	50,000,000	49,945,310
0.88%, 04/15/17(d)	98,500,000	98,500,000

Total U.S. Treasury Notes (cost $276,370,524)		276,039,973

Yankee Dollars 1.9%

	Principal Amount	Market Value

Chemicals 0.1%
Agrium, Inc., 7.70%, 02/01/17	3,647,000	4,125,049

Energy Equipment & Services 0.3%
Weatherford International Ltd., 5.50%, 02/15/16(d)	7,000,000	7,411,942

Industrial Conglomerates 0.2%
Tyco International Finance SA, 3.38%, 10/15/15	6,762,000	6,926,559

Metals & Mining 0.9%
Glencore Canada Corp., 5.50%, 06/15/17	8,000,000	8,757,846
Teck Resources Ltd. 5.38%, 10/01/15	8,820,000	9,194,884
3.85%, 08/15/17	4,725,000	4,985,708
Xstrata Canada Corp., 6.00%, 10/15/15	3,650,000	3,835,705

		26,774,143

Oil, Gas & Consumable Fuels 0.4%
Noble Holding International Ltd., 3.45%, 08/01/15	11,000,000	11,240,242

Total Yankee Dollars (cost $55,880,518)		56,477,935

Repurchase Agreement 0.3%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.00%, dated 09/30/14, due 10/01/14, repurchase price $7,647,523, collateralized by U.S. Government Agency Securities, ranging from 1.50% - 4.50%, maturing 11/20/21 - 08/20/43; total market value $7,800,475.(f)	7,647,523	7,647,523

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Repurchase Agreements (continued)

Market Value
Total Repurchase Agreement (cost $7,647,523)	$7,647,523

Total Investments (cost $2,942,997,398) (g) — 98.7%	2,947,855,012
Other assets in excess of liabilities — 1.3%	38,089,479

NET ASSETS — 100.0%	$2,985,944,491

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2014 was $701,119,652 which represents 23.48% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2014. The maturity date represents the actual maturity date.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2014.
(d)	The security or a portion of this security is on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $226,661,252, which was collateralized by a repurchase agreement with a value of $7,647,523 and $223,300,562 of collateral in the form of U.S. Government Treasury and Agency securities, interest rates ranging from
0.00% - 8.50%, and maturity dates ranging from 10/31/14 - 07/20/64, a total value of $230,948,085.
(e)	Principal amounts are not adjusted for inflation.
(f)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2014 was $7,647,523.
(g)	At September 30, 2014, the tax basis cost of the Fund’s investments was $2,942,997,398, tax unrealized appreciation and depreciation were $15,778,202 and $(10,920,588), respectively.

AG	Stock Corporation
BV	Private Limited Liability Company
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$338,254,596	$—	$338,254,596
Collateralized Mortgage Obligations	—	143,969,510	—	143,969,510
Commercial Mortgage Backed Securities	—	168,132,874	—	168,132,874
Corporate Bonds	—	1,877,531,309	—	1,877,531,309
Municipal Bonds	—	15,995,600	—	15,995,600
Repurchase Agreement	—	7,647,523	—	7,647,523
U.S. Government Mortgage Backed Agencies	—	5,421,987	—	5,421,987
U.S. Government Sponsored & Agency Obligations	—	58,383,705	—	58,383,705
U.S. Treasury Notes	—	276,039,973	—	276,039,973
Yankee Dollars	—	56,477,935	—	56,477,935

Total	$—	$2,947,855,012	$—	2,947,855,012

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 95.5%

	Shares	Market Value
Aerospace & Defense 1.7%
AAR Corp.	12,268	$296,272
Aerovironment, Inc.*	5,872	176,571
American Science & Engineering, Inc.	2,433	134,740
Astronics Corp.*	4,826	230,104
Astronics Corp., Class B*	973	46,237
Cubic Corp.	6,365	297,882
Curtiss-Wright Corp.	14,901	982,274
DigitalGlobe, Inc.*	23,365	665,903
Ducommun, Inc.*	3,407	93,386
Engility Holdings, Inc.*	5,376	167,570
Esterline Technologies Corp.*	9,846	1,095,565
GenCorp, Inc.*(a)	18,577	296,675
HEICO Corp.	20,582	961,179
KEYW Holding Corp. (The)*(a)	10,220	113,135
Kratos Defense & Security Solutions, Inc.*	13,813	90,613
LMI Aerospace, Inc.*(a)	3,303	42,278
Moog, Inc., Class A*	13,756	940,910
National Presto Industries, Inc.(a)	1,461	88,697
Orbital Sciences Corp.*	18,741	521,000
SIFCO Industries, Inc.	771	23,207
Sparton Corp.*	3,132	77,204
Taser International, Inc.*(a)	16,705	257,925
Teledyne Technologies, Inc.*	11,614	1,091,832

		8,691,159

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	16,282	118,533
Atlas Air Worldwide Holdings, Inc.*	7,837	258,778
Echo Global Logistics, Inc.*	7,325	172,504
Forward Air Corp.	9,619	431,220
Hub Group, Inc., Class A*	11,365	460,623
Park-Ohio Holdings Corp.	2,714	129,892
UTi Worldwide, Inc.*	28,220	299,978
XPO Logistics, Inc.*(a)	16,240	611,761

		2,483,289

Airlines 0.3%
Allegiant Travel Co.	4,257	526,421
Hawaiian Holdings, Inc.*	13,941	187,506
JetBlue Airways Corp.*	76,972	817,443
Republic Airways Holdings, Inc.*	15,438	171,516
SkyWest, Inc.	15,735	122,418

		1,825,304

Auto Components 1.1%
American Axle & Manufacturing Holdings, Inc.*	21,033	352,723
Cooper Tire & Rubber Co.	19,694	565,218
Cooper-Standard Holding, Inc.*	4,206	262,454
Dana Holding Corp.	48,537	930,454
Dorman Products, Inc.*(a)	8,357	334,781
Drew Industries, Inc.	7,313	308,535
Federal-Mogul Holdings Corp.*	8,831	131,317
Fox Factory Holding Corp.*	3,517	54,514
Fuel Systems Solutions, Inc.*	4,436	39,525
Gentherm, Inc.*	10,886	459,716
Modine Manufacturing Co.*	14,847	176,234
Motorcar Parts of America, Inc.*	5,433	147,832
Remy International, Inc.	4,388	90,086
Shiloh Industries, Inc.*	2,593	44,107
Spartan Motors, Inc.	10,544	49,241
Standard Motor Products, Inc.	6,112	210,436
Stoneridge, Inc.*	8,715	98,218
Strattec Security Corp.	1,055	85,824
Superior Industries International, Inc.	7,168	125,655
Tenneco, Inc.*	18,825	984,736
Tower International, Inc.*	6,339	159,679

		5,611,285

Automobiles 0.0%†
Winnebago Industries, Inc.*	8,449	183,935

Banks 7.2%
1st Source Corp.	4,656	132,603
1st United Bancorp, Inc.	9,226	78,606
American National Bankshares, Inc.	2,385	54,259
Ameris Bancorp	7,826	171,781
Ames National Corp.(a)	2,516	56,233
Arrow Financial Corp.	3,420	85,741
BancFirst Corp.	2,188	136,881
Banco Latinoamericano de Comercio Exterior SA, Class E	9,181	281,673
Bancorp, Inc.*	10,319	88,640
BancorpSouth, Inc.	29,791	599,991
Bank of Kentucky Financial Corp. (The)	1,903	87,976
Bank of Marin Bancorp	1,845	84,667
Bank of the Ozarks, Inc.	24,617	775,928
Banner Corp.	6,005	231,012
BBCN Bancorp, Inc.	24,605	358,987
Blue Hills Bancorp, Inc.*	8,336	109,368
BNC Bancorp	6,130	95,996
Boston Private Financial Holdings, Inc.	24,671	305,674
Bridge Bancorp, Inc.	3,555	84,076
Bridge Capital Holdings*	3,051	69,380
Bryn Mawr Bank Corp.	4,254	120,516
C1 Financial, Inc.*	766	13,888
Camden National Corp.	2,307	80,745
Capital Bank Financial Corp., Class A*	7,449	177,882
Capital City Bank Group, Inc.	3,258	44,113
Cardinal Financial Corp.	9,974	170,256
Cascade Bancorp*	9,622	48,591
Cathay General Bancorp	24,634	611,662
Centerstate Banks, Inc.	11,074	114,616
Central Pacific Financial Corp.	5,250	94,132
Century Bancorp, Inc., Class A	1,046	36,213
Chemical Financial Corp.	10,123	272,207

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
Citizens & Northern Corp.	3,885	$73,815
City Holding Co.	4,844	204,078
CNB Financial Corp.	4,465	70,100
CoBiz Financial, Inc.	11,117	124,288
Columbia Banking System, Inc.	16,243	402,989
Community Bank System, Inc.	12,577	422,461
Community Trust Bancorp, Inc.	4,865	163,610
CommunityOne Bancorp*	3,666	32,334
ConnectOne Bancorp, Inc.	7,015	133,636
CU Bancorp*	3,086	58,017
Customers Bancorp, Inc.*	7,943	142,656
CVB Financial Corp.	32,762	470,135
Eagle Bancorp, Inc.*	7,076	225,158
Enterprise Bancorp, Inc.	2,285	43,049
Enterprise Financial Services Corp.	6,185	103,413
FCB Financial Holdings, Inc., Class A*	2,318	52,642
Fidelity Southern Corp.	5,147	70,514
Financial Institutions, Inc.	4,272	96,035
First Bancorp	6,180	99,004
First Bancorp, Inc.	2,899	48,326
First BanCorp, Puerto Rico*	32,306	153,453
First Busey Corp.	22,383	124,673
First Business Financial Services, Inc.	1,201	52,724
First Citizens BancShares, Inc., Class A	2,320	502,582
First Commonwealth Financial Corp.	29,337	246,137
First Community Bancshares, Inc.	5,136	73,393
First Connecticut Bancorp, Inc.	4,925	71,412
First Financial Bancorp	17,773	281,347
First Financial Bankshares, Inc.(a)	19,827	550,992
First Financial Corp.	3,511	108,665
First Interstate BancSystem, Inc.	5,623	149,403
First Merchants Corp.	11,111	224,553
First Midwest Bancorp, Inc.	23,290	374,736
First NBC Bank Holding Co.*	4,669	152,910
First of Long Island Corp. (The)	2,503	86,228
FirstMerit Corp.	51,234	901,718
Flushing Financial Corp.	9,434	172,359
FNB Corp.	53,347	639,631
German American Bancorp, Inc.	4,121	106,363
Glacier Bancorp, Inc.	23,032	595,608
Great Southern Bancorp, Inc.	3,198	97,027
Green Bancorp, Inc.*	1,129	19,362
Guaranty Bancorp	4,550	61,470
Hampton Roads Bankshares, Inc.*	10,328	15,802
Hancock Holding Co.	25,457	815,897
Hanmi Financial Corp.	9,743	196,419
Heartland Financial USA, Inc.	4,919	117,466
Heritage Commerce Corp.	6,608	54,252
Heritage Financial Corp.	9,385	148,658
Heritage Oaks Bancorp	7,015	49,105
Home BancShares, Inc.	16,731	492,059
HomeTrust Bancshares, Inc.*	6,455	94,308
Horizon Bancorp	2,875	66,240
Hudson Valley Holding Corp.	4,617	83,799
IBERIABANK Corp.	9,702	606,472
Independent Bank Corp.	13,191	332,833
Independent Bank Group, Inc.	2,842	134,853
International Bancshares Corp.	16,818	414,816
Investors Bancorp, Inc.	110,966	1,124,086
Lakeland Bancorp, Inc.	11,766	114,836
Lakeland Financial Corp.	5,134	192,525
Macatawa Bank Corp.	8,280	39,744
MainSource Financial Group, Inc.	6,361	109,727
MB Financial, Inc.	20,554	568,935
Mercantile Bank Corp.	5,098	97,117
Merchants Bancshares, Inc.	1,631	45,978
Metro Bancorp, Inc.*	4,380	106,215
MidSouth Bancorp, Inc.	2,592	48,470
MidWestOne Financial Group, Inc.	2,151	49,495
National Bank Holdings Corp., Class A	12,786	244,468
National Bankshares, Inc.(a)	2,184	60,628
National Penn Bancshares, Inc.	36,289	352,366
NBT Bancorp, Inc.	13,456	303,029
NewBridge Bancorp*	10,436	79,209
Northrim BanCorp, Inc.	2,081	55,001
OFG Bancorp(a)	14,052	210,499
Old Line Bancshares, Inc.	2,574	39,846
Old National Bancorp	35,327	458,191
OmniAmerican Bancorp, Inc.	3,620	94,084
Opus Bank*	1,625	49,774
Pacific Continental Corp.	5,547	71,279
Pacific Premier Bancorp, Inc.*	5,378	75,561
Palmetto Bancshares, Inc.(a)	1,400	19,796
Park National Corp.(a)	3,935	296,778
Park Sterling Corp.	14,046	93,125
Peapack Gladstone Financial Corp.	3,805	66,588
Penns Woods Bancorp, Inc.	1,519	64,178
Peoples Bancorp, Inc.	3,433	81,534
Peoples Financial Services Corp.(a)	2,296	105,593
Pinnacle Financial Partners, Inc.	10,989	396,703
Preferred Bank, Los Angeles*	3,497	78,752
PrivateBancorp, Inc.	22,159	662,776
Prosperity Bancshares, Inc.	21,595	1,234,586
Renasant Corp.	9,691	262,142
Republic Bancorp, Inc., Class A	3,068	72,681
Republic First Bancorp, Inc.*(a)	9,570	37,227
S&T Bancorp, Inc.	9,152	214,706
Sandy Spring Bancorp, Inc.	7,806	178,679
Seacoast Banking Corp. of Florida*	6,040	66,017
ServisFirst Bancshares, Inc.	618	17,798
Sierra Bancorp	3,771	63,202
Simmons First National Corp., Class A	4,997	192,484
South State Corp.	7,439	415,989
Southside Bancshares, Inc.(a)	5,796	192,717
Southwest Bancorp, Inc.	6,210	101,844
Square 1 Financial, Inc., Class A*	2,000	38,460
State Bank Financial Corp.	10,013	162,611
Sterling Bancorp	25,873	330,916
Stock Yards Bancorp, Inc.	4,555	137,106
Stonegate Bank(a)	3,000	77,250
Suffolk Bancorp	3,592	69,721
Sun Bancorp, Inc.*	2,592	46,941
Susquehanna Bancshares, Inc.	58,135	581,350
Talmer Bancorp, Inc., Class A	5,642	78,029
Texas Capital Bancshares, Inc.*	13,334	769,105
Tompkins Financial Corp.	4,592	202,415

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
Towne Bank(a)	9,181	$124,678
TriCo Bancshares	5,052	114,276
TriState Capital Holdings, Inc.*	7,016	63,635
Trustmark Corp.	20,856	480,418
UMB Financial Corp.	11,682	637,253
Umpqua Holdings Corp.	51,609	850,000
Union Bankshares Corp.	14,298	330,284
United Bankshares, Inc.	21,326	659,613
United Community Banks, Inc.	15,465	254,554
Univest Corp. of Pennsylvania	5,051	94,706
Valley National Bancorp(a)	62,299	603,677
ViewPoint Financial Group, Inc.	12,316	294,845
Washington Trust Bancorp, Inc.	4,551	150,137
Webster Financial Corp.	27,958	814,696
WesBanco, Inc.	8,089	247,443
West Bancorporation, Inc.	4,918	69,491
Westamerica Bancorporation(a)	8,136	378,487
Western Alliance Bancorp*	23,334	557,683
Wilshire Bancorp, Inc.	21,953	202,626
Wintrust Financial Corp.	14,408	643,605
Yadkin Financial Corp.*	6,338	115,098

		37,768,345

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*	2,588	573,915
Coca-Cola Bottling Co. Consolidated	1,437	107,243
Craft Brew Alliance, Inc.*	3,250	46,800
National Beverage Corp.*	3,566	69,537

		797,495

Biotechnology 4.7%
ACADIA Pharmaceuticals, Inc.*(a)	24,343	602,733
Acceleron Pharma, Inc.*(a)	5,042	152,470
Achillion Pharmaceuticals, Inc.*(a)	29,929	298,691
Acorda Therapeutics, Inc.*	12,889	436,679
Actinium Pharmaceuticals, Inc.*(a)	6,593	44,173
Adamas Pharmaceuticals, Inc.*(a)	964	17,950
Aegerion Pharmaceuticals, Inc.*(a)	9,148	305,360
Agenus, Inc.*	19,414	60,378
Agios Pharmaceuticals, Inc.*(a)	4,177	256,259
Akebia Therapeutics, Inc.*	2,371	52,470
Alder Biopharmaceuticals, Inc.*(a)	2,545	32,271
AMAG Pharmaceuticals, Inc.*	6,773	216,126
Anacor Pharmaceuticals, Inc.*(a)	10,133	247,955
Applied Genetic Technologies Corp.*(a)	1,699	31,618
Ardelyx, Inc.*	1,300	18,473
Arena Pharmaceuticals, Inc.*(a)	67,969	284,790
ARIAD Pharmaceuticals, Inc.*(a)	51,128	276,091
Array BioPharma, Inc.*	39,317	140,362
Arrowhead Research Corp.*(a)	16,013	236,512
Auspex Pharmaceuticals, Inc.*	2,894	74,289
Avalanche Biotechnologies, Inc.*	2,069	70,739
BioCryst Pharmaceuticals, Inc.*	21,591	211,160
BioSpecifics Technologies Corp.*	1,149	40,560
BioTime, Inc.*(a)	16,346	51,326
Bluebird Bio, Inc.*(a)	6,719	241,078
Cara Therapeutics, Inc.*	1,662	13,944
Celldex Therapeutics, Inc.*(a)	27,648	358,318
Cellular Dynamics International, Inc.*(a)	3,007	21,139
Cepheid, Inc.*	21,550	948,846
ChemoCentryx, Inc.*(a)	8,568	38,556
Chimerix, Inc.*	8,295	229,108
Clovis Oncology, Inc.*	7,625	345,870
CTI BioPharma Corp.*(a)	41,621	100,723
Cytokinetics, Inc.*	10,964	38,593
Cytori Therapeutics, Inc.*(a)	21,090	14,257
CytRx Corp.*(a)	17,519	44,498
Dendreon Corp.*(a)	50,596	72,858
Dicerna Pharmaceuticals, Inc.*	1,078	13,723
Durata Therapeutics, Inc.*(a)	4,808	60,965
Dyax Corp.*	41,909	424,119
Dynavax Technologies Corp.*	80,612	115,275
Eleven Biotherapeutics, Inc.*(a)	1,400	15,596
Emergent Biosolutions, Inc.*	9,109	194,113
Enanta Pharmaceuticals, Inc.*(a)	3,194	126,387
Epizyme, Inc.*	3,991	108,196
Esperion Therapeutics, Inc.*(a)	1,424	34,831
Exact Sciences Corp.*(a)	25,581	495,760
Exelixis, Inc.*(a)	60,686	92,850
Five Prime Therapeutics, Inc.*	5,338	62,615
Flexion Therapeutics, Inc.*	1,387	25,327
Foundation Medicine, Inc.*(a)	4,328	82,059
Galectin Therapeutics, Inc.*(a)	5,827	29,310
Galena Biopharma, Inc.*(a)	37,003	76,226
Genocea Biosciences, Inc.*	1,198	10,842
Genomic Health, Inc.*(a)	5,140	145,513
Geron Corp.*(a)	48,940	97,880
Halozyme Therapeutics, Inc.*(a)	31,978	291,000
Heron Therapeutics, Inc.*	7,135	59,435
Hyperion Therapeutics, Inc.*	4,238	106,882
Idera Pharmaceuticals, Inc.*(a)	19,018	43,551
Immune Design Corp.*	1,708	30,163
ImmunoGen, Inc.*(a)	26,564	281,313
Immunomedics, Inc.*(a)	25,925	96,441
Infinity Pharmaceuticals, Inc.*	14,972	200,924
Inovio Pharmaceuticals, Inc.*(a)	18,636	183,565
Insmed, Inc.*	15,284	199,456
Insys Therapeutics, Inc.*(a)	3,072	119,132
Intrexon Corp.*(a)	11,009	204,547
Ironwood Pharmaceuticals, Inc.*(a)	36,939	478,545
Isis Pharmaceuticals, Inc.*(a)	36,351	1,411,509
Karyopharm Therapeutics, Inc.*(a)	4,167	145,595
Keryx Biopharmaceuticals, Inc.* (a)	28,237	388,259
Kindred Biosciences, Inc.*	3,309	30,608
Kite Pharma, Inc.*	2,606	74,271
KYTHERA Biopharmaceuticals, Inc.*(a)	5,344	175,069
Lexicon Pharmaceuticals, Inc.*(a)	71,446	100,739
Ligand Pharmaceuticals, Inc.*	6,410	301,206
Loxo Oncology, Inc.*	924	12,132
MacroGenics, Inc.*	6,223	130,061
MannKind Corp.*(a)	70,519	416,767
Merrimack Pharmaceuticals, Inc.*(a)	30,272	265,788
MiMedx Group, Inc.*(a)	28,879	205,907
Mirati Therapeutics, Inc.*(a)	2,096	36,701
Momenta Pharmaceuticals, Inc.*	14,833	168,206

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
NanoViricides, Inc.*(a)	12,434	$37,302
Navidea Biopharmaceuticals, Inc.*(a)	47,368	62,526
NeoStem, Inc.*(a)	7,365	40,728
Neuralstem, Inc.*(a)	21,415	70,241
Neurocrine Biosciences, Inc.*	23,405	366,756
NewLink Genetics Corp.*(a)	6,152	131,776
Northwest Biotherapeutics, Inc.*(a)	11,120	55,934
Novavax, Inc.*(a)	73,537	306,649
NPS Pharmaceuticals, Inc.*	32,881	854,906
Ohr Pharmaceutical, Inc.*(a)	6,509	47,190
OncoMed Pharmaceuticals, Inc.*(a)	3,928	74,357
Oncothyreon, Inc.*	23,731	45,564
Ophthotech Corp.*(a)	4,247	165,336
OPKO Health, Inc.*(a)	60,986	518,991
Orexigen Therapeutics, Inc.*(a)	37,756	160,841
Organovo Holdings, Inc.*(a)	19,559	124,591
Osiris Therapeutics, Inc.*(a)	5,878	74,004
Otonomy, Inc.*	2,138	51,312
OvaScience, Inc.*	4,742	78,717
PDL BioPharma, Inc.(a)	49,962	373,216
Peregrine Pharmaceuticals, Inc.*(a)	54,353	73,920
Portola Pharmaceuticals, Inc.*	11,352	286,979
Progenics Pharmaceuticals, Inc.*(a)	21,740	112,831
Prothena Corp. PLC*	8,201	181,734
PTC Therapeutics, Inc.*(a)	6,814	299,884
Puma Biotechnology, Inc.*	7,177	1,712,217
Radius Health, Inc.*	2,056	43,176
Raptor Pharmaceutical Corp.*(a)	19,423	186,267
Receptos, Inc.*	5,710	354,648
Regado Biosciences, Inc.*(a)	4,543	5,134
Regulus Therapeutics, Inc.*	4,395	30,018
Repligen Corp.*	9,945	198,005
Retrophin, Inc.*(a)	6,505	58,675
Rigel Pharmaceuticals, Inc.*	26,958	52,299
Sage Therapeutics, Inc.*	1,691	53,267
Sangamo BioSciences, Inc.*	20,997	226,453
Sarepta Therapeutics, Inc.*(a)	12,585	265,544
Spectrum Pharmaceuticals, Inc.*(a)	20,473	166,650
Stemline Therapeutics, Inc.*	3,679	45,840
Sunesis Pharmaceuticals, Inc.*(a)	15,352	109,613
Synageva BioPharma Corp.*(a)	6,581	452,641
Synergy Pharmaceuticals, Inc.*(a)	29,163	81,219
Synta Pharmaceuticals Corp.*(a)	19,909	59,926
T2 Biosystems, Inc.*	1,740	31,477
TESARO, Inc.*(a)	5,986	161,143
TG Therapeutics, Inc.*(a)	7,191	76,728
Threshold Pharmaceuticals, Inc.*(a)	15,823	57,121
Ultragenyx Pharmaceutical, Inc.*	2,165	122,539
Vanda Pharmaceuticals, Inc.*(a)	10,576	109,779
Verastem, Inc.*(a)	6,564	55,925
Versartis, Inc.*(a)	2,172	41,246
Vital Therapies, Inc.*(a)	1,652	33,717
Xencor, Inc.*	4,722	43,962
XOMA Corp.*	26,187	110,247
Zafgen, Inc.*	1,994	39,182
ZIOPHARM Oncology, Inc.*(a)	25,212	66,560

		24,644,085

Building Products 0.7%
AAON, Inc.	13,136	223,443
Advanced Drainage Systems, Inc.*	4,644	97,292
American Woodmark Corp.*	3,822	140,879
Apogee Enterprises, Inc.	8,998	358,120
Builders FirstSource, Inc.*	14,381	78,376
Continental Building Products, Inc.*	3,833	55,962
Gibraltar Industries, Inc.*	9,573	131,054
Griffon Corp.	12,414	141,395
Insteel Industries, Inc.	5,676	116,699
Masonite International Corp.*	9,108	504,401
NCI Building Systems, Inc.*	8,655	167,907
Norcraft Cos., Inc.*	2,473	39,444
Nortek, Inc.*	2,795	208,228
Patrick Industries, Inc.*	2,534	107,340
PGT, Inc.*	14,835	138,262
Ply Gem Holdings, Inc.*(a)	6,690	72,520
Quanex Building Products Corp.	11,650	210,749
Simpson Manufacturing Co., Inc.	12,791	372,858
Trex Co., Inc.*	10,420	360,219
Universal Forest Products, Inc.	6,229	266,041

		3,791,189

Capital Markets 1.5%
Actua Corp.*	12,614	202,076
Arlington Asset Investment Corp., Class A(a)	6,735	171,136
BGC Partners, Inc., Class A	53,702	399,006
Calamos Asset Management, Inc., Class A	5,298	59,708
CIFC Corp.(a)	1,660	15,023
Cohen & Steers, Inc.	5,959	229,064
CorEnergy Infrastructure Trust, Inc.	9,760	73,005
Cowen Group, Inc., Class A*	35,798	134,242
Diamond Hill Investment Group, Inc.	873	107,423
Evercore Partners, Inc., Class A	10,272	482,784
FBR & Co.*	2,456	67,589
Financial Engines, Inc.(a)	15,926	544,908
FXCM, Inc., Class A	14,152	224,309
GAMCO Investors, Inc., Class A	1,994	141,056
GFI Group, Inc.	23,396	126,572
Greenhill & Co., Inc.	8,785	408,415
HFF, Inc., Class A	10,136	293,437
INTL. FCStone, Inc.*	4,719	81,733
Investment Technology Group, Inc.*	11,264	177,521
Janus Capital Group, Inc.	46,389	674,496
KCG Holdings, Inc., Class A*	13,734	139,125
Ladenburg Thalmann Financial Services, Inc.*	30,821	130,681
Manning & Napier, Inc.	4,120	69,175
Marcus & Millichap, Inc.*	2,514	76,074
Moelis & Co.(a)	2,314	79,023
Oppenheimer Holdings, Inc., Class A	3,135	63,484
Piper Jaffray Cos.*	5,036	263,081

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
Pzena Investment Management, Inc., Class A	3,643	$34,791
RCS Capital Corp., Class A	2,957	66,592
Safeguard Scientifics, Inc.*	6,415	118,036
Silvercrest Asset Management Group, Inc., Class A	1,720	23,426
Stifel Financial Corp.*	20,280	950,929
SWS Group, Inc.*	8,937	61,576
Virtus Investment Partners, Inc.	2,182	379,013
Walter Investment Management Corp.*(a)	11,749	257,891
Westwood Holdings Group, Inc.	2,279	129,196
WisdomTree Investments, Inc.*(a)	33,370	379,751

		7,835,347

Chemicals 2.2%
A. Schulman, Inc.	8,979	324,681
Advanced Emissions Solutions, Inc.*	6,757	143,721
American Vanguard Corp.(a)	9,078	101,674
Axiall Corp.	21,615	774,033
Balchem Corp.	9,390	531,192
Calgon Carbon Corp.*	16,507	319,906
Chase Corp.	2,086	64,916
Chemtura Corp.*	28,016	653,613
Ferro Corp.*	22,194	321,591
Flotek Industries, Inc.*	16,627	433,466
FutureFuel Corp.	6,808	80,947
H.B. Fuller Co.	15,503	615,469
Hawkins, Inc.	3,263	117,337
Innophos Holdings, Inc.	6,763	372,574
Innospec, Inc.	7,542	270,758
Intrepid Potash, Inc.*(a)	17,319	267,579
KMG Chemicals, Inc.	3,002	48,873
Koppers Holdings, Inc.	6,364	211,030
Kraton Performance Polymers, Inc.*	10,123	180,291
Kronos Worldwide, Inc.	6,419	88,454
Landec Corp.*	8,360	102,410
LSB Industries, Inc.*	5,994	214,046
Marrone Bio Innovations, Inc.*(a)	4,290	11,411
Minerals Technologies, Inc.	10,663	658,014
Olin Corp.	24,514	618,978
OM Group, Inc.	9,921	257,450
OMNOVA Solutions, Inc.*	14,805	79,503
PolyOne Corp.	29,104	1,035,520
Quaker Chemical Corp.	4,082	292,639
Rentech, Inc.*	68,688	117,456
Senomyx, Inc.*(a)	13,179	108,068
Sensient Technologies Corp.	15,291	800,484
Stepan Co.	5,942	263,706
Taminco Corp.*	8,806	229,837
Trecora Resources*	6,080	75,270
Tredegar Corp.	7,664	141,094
Trinseo SA*	3,432	53,985
Tronox Ltd., Class A	19,000	494,950
Zep, Inc.	7,101	99,556

		11,576,482

Commercial Services & Supplies 2.0%
ABM Industries, Inc.	17,235	442,767
ACCO Brands Corp.*	35,313	243,660
ARC Document Solutions, Inc.*	12,881	104,336
Brady Corp., Class A	14,789	331,865
Brink’s Co. (The)	15,010	360,840
Casella Waste Systems, Inc., Class A*	12,187	46,920
CECO Environmental Corp.	6,526	87,448
Cenveo, Inc.*(a)	17,243	42,590
Civeo Corp.	29,060	337,387
Deluxe Corp.	15,495	854,704
Ennis, Inc.	7,984	105,149
G&K Services, Inc., Class A	6,115	338,649
Healthcare Services Group, Inc.	21,659	619,664
Heritage-Crystal Clean, Inc.*	2,816	41,846
Herman Miller, Inc.	18,278	545,598
HNI Corp.	13,933	501,449
InnerWorkings, Inc.*	11,027	89,208
Interface, Inc.	20,565	331,919
Kimball International, Inc., Class B	10,591	159,394
Knoll, Inc.	14,941	258,629
McGrath RentCorp	7,990	273,258
Mobile Mini, Inc.	14,430	504,617
MSA Safety, Inc.	9,125	450,775
Multi-Color Corp.	3,864	175,735
NL Industries, Inc.	1,396	10,275
Performant Financial Corp.*	9,396	75,920
Quad/Graphics, Inc.	8,500	163,625
Quest Resource Holding Corp.*(a)	4,100	7,052
SP Plus Corp.*	4,756	90,174
Steelcase, Inc., Class A	25,551	413,671
Team, Inc.*	6,328	239,894
Tetra Tech, Inc.	20,164	503,697
UniFirst Corp.	4,570	441,416
United Stationers, Inc.	12,205	458,542
US Ecology, Inc.	6,665	311,655
Viad Corp.	6,481	133,833
West Corp.	11,898	350,515

		10,448,676

Communications Equipment 1.5%
ADTRAN, Inc.	17,436	357,961
Alliance Fiber Optic Products, Inc.	4,008	49,820
Applied Optoelectronics, Inc.*	4,629	74,527
Aruba Networks, Inc.*	33,009	712,334
Bel Fuse, Inc., Class B	3,087	76,372
Black Box Corp.	4,779	111,446
CalAmp Corp.*(a)	11,102	195,617
Calix, Inc.*	12,979	124,209
Ciena Corp.*	32,588	544,871
Clearfield, Inc.*(a)	3,580	45,573
Comtech Telecommunications Corp.	4,691	174,271
Digi International, Inc.*	7,877	59,078
Emulex Corp.*	22,079	109,070
Extreme Networks, Inc.*	29,717	142,344
Finisar Corp.*(a)	29,959	498,218
Harmonic, Inc.*	29,310	185,825
Infinera Corp.*	37,863	403,998
InterDigital, Inc.	12,503	497,870
Ixia*	17,976	164,301
KVH Industries, Inc.*	4,916	55,649

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Communications Equipment (continued)
NETGEAR, Inc.*	11,261	$351,906
Numerex Corp., Class A*(a)	4,476	46,909
Oclaro, Inc.*	29,058	41,553
Oplink Communications, Inc.	5,279	88,793
ParkerVision, Inc.*(a)	30,968	35,304
Plantronics, Inc.	13,154	628,498
Polycom, Inc.*	42,718	524,791
Procera Networks, Inc.*(a)	6,528	62,538
Ruckus Wireless, Inc.*	20,092	268,429
ShoreTel, Inc.*	19,241	127,953
Sonus Networks, Inc.*	75,861	259,445
TESSCO Technologies, Inc.	1,747	50,646
Ubiquiti Networks, Inc.*(a)	9,191	344,938
ViaSat, Inc.*(a)	12,787	704,819

		8,119,876

Construction & Engineering 0.8%
Aegion Corp.*	11,811	262,795
Ameresco, Inc., Class A*	6,218	42,593
Argan, Inc.	3,923	130,950
Comfort Systems USA, Inc.	11,857	160,662
Dycom Industries, Inc.*	10,549	323,960
EMCOR Group, Inc.	20,862	833,646
Furmanite Corp.*	11,833	79,991
Granite Construction, Inc.	12,115	385,378
Great Lakes Dredge & Dock Corp.*	18,842	116,444
Layne Christensen Co.*	6,004	58,299
MasTec, Inc.*	20,331	622,535
MYR Group, Inc.*	6,703	161,408
Northwest Pipe Co.*	2,937	100,152
Orion Marine Group, Inc.*	8,729	87,115
Pike Corp.*	8,590	102,135
Primoris Services Corp.	11,776	316,068
Sterling Construction Co., Inc.*	5,817	44,616
Tutor Perini Corp.*	11,548	304,867

		4,133,614

Construction Materials 0.1%
Headwaters, Inc.*	22,723	284,947
United States Lime & Minerals, Inc.	618	35,924
US Concrete, Inc.*(a)	4,431	115,826

		436,697

Consumer Finance 0.7%
Cash America International, Inc.	8,720	381,936
Consumer Portfolio Services, Inc.*	6,599	42,300
Credit Acceptance Corp.*	2,175	274,202
Encore Capital Group, Inc.*(a)	7,952	352,353
EZCORP, Inc., Class A*	15,942	157,985
First Cash Financial Services, Inc.*	8,939	500,405
Green Dot Corp., Class A*	9,690	204,847
JW Wentworth Co., Class A*	3,679	45,583
Nelnet, Inc., Class A	6,451	277,974
Nicholas Financial, Inc.*(a)	3,180	36,856
Portfolio Recovery Associates, Inc.*	15,483	808,677
Regional Management Corp.*	3,374	60,563
Springleaf Holdings, Inc.*	7,578	241,966
World Acceptance Corp.*(a)	2,472	166,860

		3,552,507

Containers & Packaging 0.4%
AEP Industries, Inc.*	1,291	48,890
Berry Plastics Group, Inc.*	27,894	704,044
Graphic Packaging Holding Co.*	101,397	1,260,365
Myers Industries, Inc.	8,606	151,810
UFP Technologies, Inc.*	1,858	40,839

		2,205,948

Distributors 0.2%
Core-Mark Holding Co., Inc.	7,070	374,993
Pool Corp.	13,925	750,836
VOXX International Corp.*	6,065	56,404
Weyco Group, Inc.	1,952	49,015

		1,231,248

Diversified Consumer Services 1.0%
2U, Inc.*(a)	3,218	50,169
American Public Education, Inc.*	5,478	147,851
Ascent Capital Group, Inc., Class A*	4,285	257,957
Bridgepoint Education, Inc.*	5,251	58,601
Bright Horizons Family Solutions, Inc.*	9,486	398,981
Capella Education Co.	3,378	211,463
Career Education Corp.*	20,754	105,430
Carriage Services, Inc.	5,003	86,702
Chegg, Inc.*(a)	22,811	142,341
Collectors Universe, Inc.	2,198	48,356
Education Management Corp.*(a)	6,371	6,944
Grand Canyon Education, Inc.*	14,430	588,311
Houghton Mifflin Harcourt Co.*	33,675	654,642
ITT Educational Services, Inc.*(a)	7,717	33,106
K12, Inc.*	10,787	172,161
Liberty Tax, Inc.*(a)	1,144	36,951
LifeLock, Inc.*(a)	24,899	355,807
Matthews International Corp., Class A	9,223	404,798
Regis Corp.	13,415	214,103
Sotheby’s	18,879	674,358
Steiner Leisure Ltd.*	4,614	173,440
Strayer Education, Inc.*	3,365	201,496
Universal Technical Institute, Inc.	6,777	63,365
Weight Watchers International, Inc.*(a)	8,660	237,630

		5,324,963

Diversified Financial Services 0.3%
Gain Capital Holdings, Inc.	7,254	46,208
MarketAxess Holdings, Inc.	11,647	720,483
Marlin Business Services Corp.	2,632	48,218
NewStar Financial, Inc.*	8,315	93,461
PHH Corp.*(a)	17,794	397,874
PICO Holdings, Inc.*	7,096	141,565
Resource America, Inc., Class A	4,161	38,739
Tiptree Financial, Inc., Class A*(a)	2,197	18,147

		1,504,695

Diversified Telecommunication Services 0.6%
8x8, Inc.*	27,594	184,328
Atlantic Tele-Network, Inc.	2,856	153,939
Cincinnati Bell, Inc.*	65,674	221,321
Cogent Communications Holdings, Inc.	14,373	483,077

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Diversified Telecommunication Services (continued)
Consolidated Communications Holdings, Inc.(a)	12,377	$310,044
Enventis Corp.	4,174	75,883
FairPoint Communications, Inc.*(a)	6,415	97,316
General Communication, Inc., Class A*	11,192	122,105
Globalstar, Inc.*(a)	84,450	309,087
Hawaiian Telcom Holdco, Inc.*(a)	3,328	85,496
IDT Corp., Class B	5,222	83,865
inContact, Inc.*	18,921	164,518
Inteliquent, Inc.	10,045	125,060
Intelsat SA*	8,620	147,747
Iridium Communications, Inc.*(a)	24,974	221,020
Lumos Networks Corp.	5,869	95,371
magicJack VocalTec Ltd.*(a)	5,631	55,465
ORBCOMM, Inc.*	13,754	79,086
Premiere Global Services, Inc.*	15,033	179,945
Vonage Holdings Corp.*	54,404	178,445

		3,373,118

Electric Utilities 1.2%
ALLETE, Inc.	13,104	581,687
Cleco Corp.	18,670	898,961
El Paso Electric Co.	12,448	454,974
Empire District Electric Co. (The)	13,294	321,050
IDACORP, Inc.	15,563	834,333
MGE Energy, Inc.	10,649	396,782
NRG Yield, Inc., Class A(a)	7,346	345,629
Otter Tail Corp.	11,239	299,744
PNM Resources, Inc.	24,645	613,907
Portland General Electric Co.	24,261	779,263
Spark Energy, Inc., Class A*	593	10,300
UIL Holdings Corp.	17,539	620,881
Unitil Corp.	4,267	132,661

		6,290,172

Electrical Equipment 1.0%
AZZ, Inc.	7,912	330,484
Capstone Turbine Corp.*(a)	102,978	110,186
Encore Wire Corp.	6,394	237,153
EnerSys	14,515	851,160
Enphase Energy, Inc.*	5,645	84,619
Franklin Electric Co., Inc.	14,734	511,859
FuelCell Energy, Inc.*(a)	71,819	150,102
Generac Holdings, Inc.*(a)	21,330	864,718
General Cable Corp.	15,028	226,622
Global Power Equipment Group, Inc.	5,321	79,283
GrafTech International Ltd.*(a)	36,663	167,917
LSI Industries, Inc.	6,536	39,674
Plug Power, Inc.*(a)	51,594	236,816
Polypore International, Inc.*	13,951	542,833
Powell Industries, Inc.	2,872	117,350
Power Solutions International, Inc.*(a)	1,386	95,634
PowerSecure International, Inc.*	6,841	65,537
Preformed Line Products Co.	825	43,527
Revolution Lighting Technologies, Inc.*(a)	10,422	17,509
TCP International Holdings Ltd.*	1,973	15,034
Thermon Group Holdings, Inc.*	9,924	242,344
Vicor Corp.*	5,175	48,645

		5,079,006

Electronic Equipment, Instruments & Components 2.6%
Agilysys, Inc.*	4,546	53,325
Anixter International, Inc.	8,389	711,723
Badger Meter, Inc.	4,469	225,461
Belden, Inc.	13,491	863,694
Benchmark Electronics, Inc.*	16,645	369,685
Checkpoint Systems, Inc.*	12,860	157,278
Cognex Corp.*	26,826	1,080,283
Coherent, Inc.*	7,691	471,997
Control4 Corp.*(a)	3,593	46,457
CTS Corp.	10,485	166,607
CUI Global, Inc.*(a)	6,431	46,560
Daktronics, Inc.	11,802	145,047
DTS, Inc.*	5,235	132,184
Electro Rent Corp.	4,992	68,740
Electro Scientific Industries, Inc.	7,519	51,054
Fabrinet*	10,948	159,841
FARO Technologies, Inc.*	5,315	269,736
FEI Co.	13,066	985,438
Gerber Scientific, Inc.*(a)(b)	8,390	0
GSI Group, Inc.*	9,330	107,202
II-VI, Inc.*	16,406	193,099
Insight Enterprises, Inc.*	12,615	285,477
InvenSense, Inc.*(a)	22,027	434,593
Itron, Inc.*	12,125	476,634
KEMET Corp.*	13,904	57,284
Littelfuse, Inc.	6,941	591,234
Maxwell Technologies, Inc.*	9,388	81,863
Measurement Specialties, Inc.*	4,929	421,972
Mercury Systems, Inc.*	10,319	113,612
Mesa Laboratories, Inc.	849	49,055
Methode Electronics, Inc.	11,719	432,080
MTS Systems Corp.	4,652	317,545
Multi-Fineline Electronix, Inc.*	2,678	25,039
Newport Corp.*	12,394	219,622
OSI Systems, Inc.*	6,162	391,164
Park Electrochemical Corp.	6,482	152,651
PC Connection, Inc.	2,933	62,971
Plexus Corp.*	10,468	386,583
RealD, Inc.*(a)	12,615	118,203
Rofin-Sinar Technologies, Inc.*	8,643	199,308
Rogers Corp.*	5,601	306,711
Sanmina Corp.*	25,416	530,178
ScanSource, Inc.*	8,746	302,524
Speed Commerce, Inc.*(a)	14,853	40,846

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Electronic Equipment, Instruments & Components (continued)
SYNNEX Corp.*	8,795	$568,421
TTM Technologies, Inc.*	16,908	115,143
Universal Display Corp.*(a)	12,538	409,240
Viasystems Group, Inc.*	1,453	22,812
Vishay Precision Group, Inc.*	4,009	59,894

		13,478,070

Energy Equipment & Services 1.6%
Aspen Aerogels, Inc.*	1,477	14,888
Basic Energy Services, Inc.*	9,851	213,668
Bristow Group, Inc.	11,000	739,200
C&J Energy Services, Inc.*	14,271	435,979
CARBO Ceramics, Inc.	6,120	362,488
CHC Group Ltd.*(a)	10,289	57,618
Dawson Geophysical Co.	2,449	44,523
Era Group, Inc.*	6,335	137,786
Exterran Holdings, Inc.	18,089	801,524
Forum Energy Technologies, Inc.*	18,421	563,867
Geospace Technologies Corp.*	4,075	143,236
Glori Energy, Inc.*(a)	3,823	30,202
Gulf Island Fabrication, Inc.	4,379	75,319
GulfMark Offshore, Inc., Class A	8,354	261,898
Helix Energy Solutions Group, Inc.*	32,658	720,435
Hercules Offshore, Inc.*(a)	50,304	110,669
Hornbeck Offshore Services, Inc.*	11,271	368,900
Independence Contract Drilling, Inc.*	2,876	33,793
ION Geophysical Corp.*	40,342	112,554
Key Energy Services, Inc.*	40,690	196,940
Matrix Service Co.*	8,184	197,398
McDermott International, Inc.*(a)	73,535	420,620
Mitcham Industries, Inc.*	3,977	43,946
Natural Gas Services Group, Inc.*	3,829	92,164
Newpark Resources, Inc.*	26,254	326,600
North Atlantic Drilling Ltd.(a)	22,246	148,158
Nuverra Environmental Solutions, Inc.*(a)	4,718	69,590
Parker Drilling Co.*	37,775	186,609
PHI, Inc., Non-Voting Shares*	3,900	160,485
Pioneer Energy Services Corp.*	19,372	271,595
Profire Energy, Inc.*(a)	4,500	18,675
RigNet, Inc.*	3,653	147,764
SEACOR Holdings, Inc.*	6,381	477,299
Tesco Corp.	10,647	211,343
TETRA Technologies, Inc.*	24,590	266,064
Vantage Drilling Co.*(a)	64,262	81,613
Willbros Group, Inc.*	12,413	103,400

		8,648,810

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	8,707	547,496
Casey’s General Stores, Inc.	11,879	851,724
Chefs’ Warehouse Inc. (The)*(a)	5,653	91,918
Fairway Group Holdings Corp.*(a)	5,894	22,043
Fresh Market, Inc. (The)*(a)	13,276	463,731
Ingles Markets, Inc., Class A	4,086	96,797
Liberator Medical Holdings, Inc.(a)	9,305	29,125
Natural Grocers by Vitamin Cottage, Inc.*	2,886	46,984
Pantry, Inc. (The)*	7,259	146,850
PriceSmart, Inc.	5,765	493,715
Roundy’s, Inc.	12,487	37,336
SpartanNash Co.	11,697	227,507
SUPERVALU, Inc.*	62,836	561,754
United Natural Foods, Inc.*	15,346	943,165
Village Super Market, Inc., Class A	2,062	46,972
Weis Markets, Inc.	3,324	129,736

		4,736,853

Food Products 1.5%
Alico, Inc.	950	36,195
Annie’s, Inc.*	5,301	243,316
B&G Foods, Inc.	16,604	457,440
Boulder Brands, Inc.*	18,850	256,925
Calavo Growers, Inc.	4,160	187,782
Cal-Maine Foods, Inc.	4,781	427,087
Chiquita Brands International, Inc.*	14,507	205,999
Darling Ingredients, Inc.*	51,008	934,467
Dean Foods Co.(a)	29,189	386,754
Diamond Foods, Inc.*	6,670	190,829
Farmer Bros. Co.*	2,313	66,961
Fresh Del Monte Produce, Inc.	11,087	353,675
Inventure Foods, Inc.*	4,784	62,001
J&J Snack Foods Corp.	4,584	428,879
John B. Sanfilippo & Son, Inc.	2,493	80,673
Lancaster Colony Corp.	5,709	486,864
Lifeway Foods, Inc.*	1,435	19,903
Limoneira Co.	3,477	82,370
Omega Protein Corp.*	6,531	81,638
Post Holdings, Inc.*	13,628	452,177
Sanderson Farms, Inc.(a)	7,145	628,403
Seaboard Corp.*(a)	87	232,724
Seneca Foods Corp., Class A*	2,501	71,529
Snyder’s-Lance, Inc.	14,687	389,206
Tootsie Roll Industries, Inc.(a)	5,814	162,734
TreeHouse Foods, Inc.*	13,022	1,048,271

		7,974,802

Gas Utilities 1.0%
Chesapeake Utilities Corp.	4,503	187,595
Laclede Group, Inc. (The)	13,375	620,600
New Jersey Resources Corp.	13,029	658,095
Northwest Natural Gas Co.(a)	8,369	353,590
ONE Gas, Inc.	16,100	551,425
Piedmont Natural Gas Co., Inc.	24,118	808,676
South Jersey Industries, Inc.	10,209	544,752
Southwest Gas Corp.	14,308	695,083
WGL Holdings, Inc.	16,040	675,605

		5,095,421

Health Care Equipment & Supplies 3.0%
Abaxis, Inc.	6,932	351,522
ABIOMED, Inc.*(a)	12,330	306,154
Accuray, Inc.*(a)	23,864	173,253
Analogic Corp.	3,833	245,159
AngioDynamics, Inc.*	7,647	104,917
Anika Therapeutics, Inc.*	4,489	164,567
Antares Pharma, Inc.*(a)	36,702	67,165
AtriCure, Inc.*	8,465	124,605
Atrion Corp.	473	144,270
Cantel Medical Corp.	10,432	358,652
Cardiovascular Systems, Inc.*	8,495	200,737
Cerus Corp.*(a)	22,631	90,750
CONMED Corp.	8,391	309,124

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
CryoLife, Inc.	8,814	$86,994
Cyberonics, Inc.*	8,295	424,372
Cynosure, Inc., Class A*	6,890	144,690
Derma Sciences, Inc.*	7,061	58,818
DexCom, Inc.*	23,142	925,449
Endologix, Inc.*	19,802	209,901
Exactech, Inc.*	3,050	69,814
GenMark Diagnostics, Inc.*(a)	12,878	115,516
Globus Medical, Inc., Class A*	20,376	400,796
Greatbatch, Inc.*	7,689	327,628
Haemonetics Corp.*	16,139	563,574
HeartWare International, Inc.*	5,241	406,859
ICU Medical, Inc.*	4,158	266,860
Inogen, Inc.*	1,558	32,110
Insulet Corp.*	17,119	630,835
Integra LifeSciences Holdings Corp.*	7,710	382,724
Invacare Corp.	9,994	118,029
K2M Group Holdings, Inc.*(a)	2,726	39,336
LDR Holding Corp.*	5,152	160,382
Masimo Corp.*	15,000	319,200
Meridian Bioscience, Inc.	12,854	227,387
Merit Medical Systems, Inc.*	13,413	159,346
Natus Medical, Inc.*	9,907	292,356
Neogen Corp.*	11,332	447,614
NuVasive, Inc.*	14,401	502,163
NxStage Medical, Inc.*	18,945	248,748
Ocular Therapeutix, Inc.*	1,632	24,431
OraSure Technologies, Inc.*	17,291	124,841
Orthofix International NV*	5,653	175,017
Oxford Immunotec Global PLC*(a)	4,029	61,523
PhotoMedex, Inc.*(a)	4,029	24,980
Quidel Corp.*	8,813	236,805
Rockwell Medical, Inc.*(a)	12,681	115,904
Roka Bioscience, Inc.*	1,314	13,206
RTI Surgical, Inc.*	17,619	84,219
Spectranetics Corp. (The)*	12,816	340,521
STAAR Surgical Co.*	11,923	126,741
STERIS Corp.	18,271	985,903
SurModics, Inc.*	4,304	78,161
Symmetry Medical, Inc.*	11,684	117,892
Tandem Diabetes Care, Inc.*(a)	2,598	34,865
Thoratec Corp.*	17,599	470,421
Tornier NV*	10,952	261,753
TransEnterix, Inc.*(a)	8,574	37,383
TriVascular Technologies, Inc.*	2,361	34,187
Unilife Corp.*(a)	32,748	75,157
Utah Medical Products, Inc.	1,155	56,318
Vascular Solutions, Inc.*	5,286	130,564
Veracyte, Inc.*(a)	2,062	20,105
Volcano Corp.*	15,999	170,229
West Pharmaceutical Services, Inc.	21,860	978,454
Wright Medical Group, Inc.*	15,358	465,347
ZELTIQ Aesthetics, Inc.*	8,999	203,647

		15,650,950

Health Care Providers & Services 2.4%
Acadia Healthcare Co., Inc.*	13,233	641,801
Addus HomeCare Corp.*	1,974	38,690
Adeptus Health, Inc., Class A*	1,652	41,135
Air Methods Corp.*	12,124	673,488
Alliance HealthCare Services, Inc.*	1,580	35,724
Almost Family, Inc.*	2,620	71,185
Amedisys, Inc.*	8,412	169,670
AMN Healthcare Services, Inc.*	14,407	226,190
Amsurg Corp.*	13,130	657,157
Bio-Reference Laboratories, Inc.*(a)	7,615	213,677
BioScrip, Inc.*(a)	21,171	146,292
BioTelemetry, Inc.*	8,284	55,586
Capital Senior Living Corp.*	9,075	192,662
Chemed Corp.(a)	5,448	560,599
CorVel Corp.*	3,440	117,132
Cross Country Healthcare, Inc.*	9,633	89,491
Ensign Group, Inc. (The)	6,160	214,368
ExamWorks Group, Inc.*	10,743	351,833
Five Star Quality Care, Inc.*	13,594	51,249
Gentiva Health Services, Inc.*	9,677	162,380
Hanger, Inc.*	10,931	224,304
HealthEquity, Inc.*	3,113	56,999
HealthSouth Corp.	27,280	1,006,632
Healthways, Inc.*	9,833	157,525
IPC The Hospitalist Co., Inc.*	5,323	238,417
Kindred Healthcare, Inc.	19,955	387,127
Landauer, Inc.	2,985	98,535
LHC Group, Inc.*	3,896	90,387
Magellan Health, Inc.*	8,543	467,558
Molina Healthcare, Inc.*	9,371	396,393
MWI Veterinary Supply, Inc.*	3,977	590,187
National HealthCare Corp.	3,204	177,854
National Research Corp., Class A*	2,956	38,458
National Research Corp., Class B*(a)	311	11,538
Owens & Minor, Inc.(a)	19,476	637,644
PharMerica Corp.*	9,281	226,735
Providence Service Corp. (The)*	3,586	173,491
RadNet, Inc.*	10,263	67,941
Select Medical Holdings Corp.	24,372	293,195
Skilled Healthcare Group, Inc., Class A*	7,354	48,536
Surgical Care Affiliates, Inc.*	3,934	105,156
Team Health Holdings, Inc.*	21,777	1,262,848
Triple-S Management Corp., Class B*	7,729	153,807
Trupanion, Inc.*	2,388	20,298
U.S. Physical Therapy, Inc.	3,816	135,048
Universal American Corp.*	12,787	102,808
WellCare Health Plans, Inc.*	13,342	805,056

		12,684,786

Health Care Technology 0.5%
Castlight Health, Inc., Class B*(a)	4,110	53,183
Computer Programs & Systems, Inc.	3,462	199,030
HealthStream, Inc.*	6,626	159,090
HMS Holdings Corp.*	27,238	513,436
Imprivata, Inc.*	1,624	25,205
MedAssets, Inc.*	19,023	394,157
Medidata Solutions, Inc.*	16,720	740,529
Merge Healthcare, Inc.*	22,249	48,948
Omnicell, Inc.*	11,260	307,736
Quality Systems, Inc.	15,392	211,948
Vocera Communications, Inc.*	7,106	57,345

		2,710,607

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure 2.9%
Belmond Ltd., Class A*	29,981	$349,578
Biglari Holdings, Inc.*	537	182,451
BJ’s Restaurants, Inc.*	7,307	262,979
Bloomin’ Brands, Inc.*	23,918	438,656
Bob Evans Farms, Inc.(a)	7,630	361,204
Boyd Gaming Corp.*	24,137	245,232
Bravo Brio Restaurant Group, Inc.*	6,079	78,845
Buffalo Wild Wings, Inc.*	5,850	785,479
Caesars Acquisition Co., Class A*	14,265	135,090
Caesars Entertainment Corp.*(a)	15,804	198,814
Carrols Restaurant Group, Inc.*	10,719	76,212
Cheesecake Factory, Inc. (The)	15,448	702,884
Churchill Downs, Inc.	4,122	401,895
Chuy’s Holdings, Inc.*	5,084	159,587
ClubCorp Holdings, Inc.	6,701	132,881
Cracker Barrel Old Country Store, Inc.	5,875	606,241
Del Frisco’s Restaurant Group, Inc.*	7,384	141,330
Denny’s Corp.*	27,144	190,822
Diamond Resorts International, Inc.*	10,943	249,063
DineEquity, Inc.	5,136	419,046
Einstein Noah Restaurant Group, Inc.	3,403	68,604
El Pollo Loco Holdings, Inc.*	2,524	90,637
Empire Resorts, Inc.*(a)	4,384	29,417
Famous Dave’s of America, Inc.*	1,459	39,276
Fiesta Restaurant Group, Inc.*	8,262	410,456
Ignite Restaurant Group, Inc.*	2,293	13,758
International Speedway Corp., Class A	8,556	270,712
Interval Leisure Group, Inc.	12,271	233,763
Intrawest Resorts Holdings, Inc.*	4,115	39,792
Isle of Capri Casinos, Inc.*	6,720	50,400
Jack in the Box, Inc.	12,365	843,169
Jamba, Inc.*	5,313	75,551
Krispy Kreme Doughnuts, Inc.*	20,194	346,529
La Quinta Holdings, Inc.*	13,825	262,537
Life Time Fitness, Inc.*(a)	12,686	639,882
Marcus Corp. (The)	5,603	88,527
Marriott Vacations Worldwide Corp.*	8,779	556,676
Monarch Casino & Resort, Inc.*	3,111	37,052
Morgans Hotel Group Co.*	9,181	74,091
Multimedia Games Holding Co., Inc.*	9,158	329,780
Nathan’s Famous, Inc.*	971	65,727
Noodles & Co.*(a)	3,437	65,956
Papa John’s International, Inc.	9,443	377,626
Papa Murphy’s Holdings, Inc.*(a)	1,970	20,094
Penn National Gaming, Inc.*	24,229	271,607
Pinnacle Entertainment, Inc.*	17,757	445,523
Popeyes Louisiana Kitchen, Inc.*	7,303	295,772
Potbelly Corp.*(a)	4,676	54,522
Red Robin Gourmet Burgers, Inc.*	4,451	253,262
Ruby Tuesday, Inc.*	18,864	111,109
Ruth’s Hospitality Group, Inc.	11,271	124,432
Scientific Games Corp., Class A*	15,669	168,755
Sonic Corp.*	16,820	376,095
Speedway Motorsports, Inc.	3,487	59,488
Texas Roadhouse, Inc.	21,502	598,616
Vail Resorts, Inc.	11,179	969,890
Zoe’s Kitchen, Inc.*(a)	1,838	56,537

		14,933,909

Household Durables 1.1%
Beazer Homes USA, Inc.*	8,335	139,861
Cavco Industries, Inc.*	2,764	187,952
Century Communities, Inc.*	1,131	19,623
CSS Industries, Inc.	2,989	72,483
Dixie Group, Inc. (The)*	4,677	40,550
Ethan Allen Interiors, Inc.	7,840	178,752
Flexsteel Industries, Inc.	1,442	48,639
Helen of Troy Ltd.*	8,842	464,382
Hovnanian Enterprises, Inc., Class A*(a)	36,914	135,474
Installed Building Products, Inc.*	2,815	39,551
iRobot Corp.*(a)	9,136	278,191
KB Home(a)	26,108	390,053
La-Z-Boy, Inc.	16,215	320,895
LGI Homes, Inc.*	4,556	83,648
Libbey, Inc.*	6,708	176,152
Lifetime Brands, Inc.	3,200	48,992
M.D.C. Holdings, Inc.	12,177	308,322
M/I Homes, Inc.*	7,640	151,425
Meritage Homes Corp.*	12,173	432,141
NACCO Industries, Inc., Class A	1,500	74,595
New Home Co., Inc. (The)*	2,791	37,678
Ryland Group, Inc. (The)	14,628	486,235
Skullcandy, Inc.*	6,256	48,734
Standard Pacific Corp.*	45,118	337,934
TRI Pointe Homes, Inc.*	45,653	590,750
Turtle Beach Corp.*(a)	2,306	17,641
UCP, Inc., Class A*	2,649	31,656
Universal Electronics, Inc.*	4,901	241,962
WCI Communities, Inc.*	3,870	71,363
William Lyon Homes, Class A*	5,566	123,009

		5,578,643

Household Products 0.2%
Central Garden and Pet Co., Class A*	13,459	108,210
Harbinger Group, Inc.*	25,650	336,528
Oil-Dri Corp. of America	1,491	38,871
Orchids Paper Products Co.	2,602	63,905
WD-40 Co.	4,619	313,907

		861,421

Independent Power and Renewable Electricity Producers 0.4%
Abengoa Yield PLC*	8,836	314,385
Atlantic Power Corp.(a)	37,942	90,302
Dynegy, Inc.*	31,012	895,006
Ormat Technologies, Inc.(a)	5,522	145,063
Pattern Energy Group, Inc.	12,185	376,760
TerraForm Power, Inc., Class A*	7,082	204,387

		2,025,903

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Industrial Conglomerates 0.0%†
Raven Industries, Inc.	11,250	$274,500

Information Technology Services 2.3%
Acxiom Corp.*	23,872	395,082
Blackhawk Network Holdings, Inc.*	16,252	526,565
CACI International, Inc., Class A*	7,356	524,262
Cardtronics, Inc.*	13,816	486,323
Cass Information Systems, Inc.	3,678	152,269
Ciber, Inc.*	24,515	84,086
Computer Task Group, Inc.	4,947	54,912
Convergys Corp.	31,614	563,361
CSG Systems International, Inc.	10,689	280,907
Datalink Corp.*	6,282	66,778
EPAM Systems, Inc.*	11,009	482,084
Euronet Worldwide, Inc.*	15,809	755,512
EVERTEC, Inc.	20,330	454,172
ExlService Holdings, Inc.*	10,226	249,617
Forrester Research, Inc.	3,486	128,494
Global Cash Access Holdings, Inc.*	20,508	138,429
Hackett Group, Inc. (The)	8,174	48,717
Heartland Payment Systems, Inc.	11,163	532,698
Higher One Holdings, Inc.*	11,642	28,756
iGATE Corp.*	11,438	420,003
Information Services Group, Inc.*	10,191	38,726
Lionbridge Technologies, Inc.*	20,337	91,517
Luxoft Holding, Inc.*(a)	2,463	91,624
ManTech International Corp., Class A	7,471	201,343
MAXIMUS, Inc.	21,046	844,576
ModusLink Global Solutions, Inc.*(a)	10,930	39,020
MoneyGram International, Inc.*	9,162	114,891
NeuStar, Inc., Class A*(a)	6,801	168,869
PRGX Global, Inc.*	8,637	50,613
Sapient Corp.*	35,444	496,216
Science Applications International Corp.	13,059	577,600
ServiceSource International, Inc.*(a)	21,853	70,585
Sykes Enterprises, Inc.*	12,336	246,473
Syntel, Inc.*	4,853	426,773
TeleTech Holdings, Inc.*	5,597	137,574
Unisys Corp.*	15,957	373,553
Virtusa Corp.*	8,096	287,894
WEX, Inc.*	12,027	1,326,819

		11,957,693

Insurance 2.4%
Ambac Financial Group, Inc.*	12,958	286,372
American Equity Investment Life Holding Co.	23,062	527,658
AMERISAFE, Inc.	5,775	225,860
AmTrust Financial Services, Inc.(a)	9,334	371,680
Argo Group International Holdings Ltd.	8,071	406,052
Atlas Financial Holdings, Inc.*	3,649	50,502
Baldwin & Lyons, Inc., Class B	2,841	70,173
Citizens, Inc.*(a)	13,646	88,153
CNO Financial Group, Inc.	67,465	1,144,206
Crawford & Co., Class B	8,633	71,222
Donegal Group, Inc., Class A	2,415	37,094
eHealth, Inc.*	5,459	131,726
EMC Insurance Group, Inc.	1,552	44,822
Employers Holdings, Inc.	9,876	190,113
Enstar Group Ltd.*	2,664	363,156
FBL Financial Group, Inc., Class A	2,964	132,491
Federated National Holding Co.	4,244	119,214
Fidelity & Guaranty Life	3,608	77,031
First American Financial Corp.	33,041	896,072
Global Indemnity PLC*	2,558	64,538
Greenlight Capital Re Ltd., Class A*	8,812	285,597
Hallmark Financial Services, Inc.*	4,486	46,251
HCI Group, Inc.(a)	2,872	103,363
Heritage Insurance Holdings, Inc.*(a)	2,149	32,364
Hilltop Holdings, Inc.*	20,919	419,426
Horace Mann Educators Corp.	12,599	359,197
Independence Holding Co.	2,351	31,245
Infinity Property & Casualty Corp.	3,533	226,147
Kansas City Life Insurance Co.	1,125	49,894
Kemper Corp.	14,363	490,496
Maiden Holdings Ltd.	15,590	172,737
Meadowbrook Insurance Group, Inc.	15,390	90,031
Montpelier Re Holdings Ltd.	12,190	378,987
National General Holdings Corp.	11,056	186,736
National Interstate Corp.	2,199	61,352
National Western Life Insurance Co., Class A	686	169,449
Navigators Group, Inc. (The)*	3,238	199,137
OneBeacon Insurance Group Ltd., Class A	6,980	107,562
Phoenix Cos., Inc. (The)*	1,744	97,769
Platinum Underwriters Holdings Ltd.	8,378	509,969
Primerica, Inc.	16,912	815,497
RLI Corp.	13,320	576,623
Safety Insurance Group, Inc.	3,966	213,807
Selective Insurance Group, Inc.	17,383	384,860
State Auto Financial Corp.	4,719	96,787
Stewart Information Services Corp.	6,652	195,236
Symetra Financial Corp.	23,294	543,449
Third Point Reinsurance Ltd.*	17,694	257,448
United Fire Group, Inc.	6,392	177,506
United Insurance Holdings Corp.	5,184	77,760
Universal Insurance Holdings, Inc.	9,817	126,934

		12,781,751

Internet & Catalog Retail 0.5%
1-800-FLOWERS.COM, Inc., Class A*	7,615	54,752
Blue Nile, Inc.*	3,758	107,291
Coupons.com, Inc.*(a)	3,776	45,161
FTD Cos., Inc.*	5,837	199,100
Gaiam, Inc., Class A*	4,590	33,691
HSN, Inc.	10,231	627,876
Lands’ End, Inc.*(a)	5,079	208,849
Nutrisystem, Inc.	8,952	137,592
Orbitz Worldwide, Inc.*	16,062	126,408
Overstock.com, Inc.*	3,694	62,281
PetMed Express, Inc.(a)	6,367	86,591

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Internet & Catalog Retail (continued)
RetailMeNot, Inc.*(a)	9,625	$155,540
Shutterfly, Inc.*	11,906	580,298
ValueVision Media, Inc., Class A*	13,349	68,480

		2,493,910

Internet Software & Services 2.5%
Aerohive Networks, Inc.*(a)	3,022	24,236
Amber Road, Inc.*	2,803	48,604
Angie’s List, Inc.*(a)	13,716	87,371
Bankrate, Inc.*	20,712	235,288
Bazaarvoice, Inc.*(a)	15,466	114,294
Benefitfocus, Inc.*(a)	1,514	40,787
Blucora, Inc.*	13,169	200,696
Borderfree, Inc.*(a)	1,927	24,858
Brightcove, Inc.*	10,137	56,564
Carbonite, Inc.*	5,517	56,494
Care.com, Inc.*(a)	2,016	16,430
ChannelAdvisor Corp.*(a)	6,467	106,059
comScore, Inc.*	10,669	388,458
Constant Contact, Inc.*	9,696	263,149
Conversant, Inc.*	20,698	708,906
Cornerstone OnDemand, Inc.*	16,426	565,219
Cvent, Inc.*(a)	5,610	142,326
Dealertrack Technologies, Inc.*	16,561	718,913
Demand Media, Inc.*	2,572	22,762
Demandware, Inc.*	9,284	472,741
Dice Holdings, Inc.*	12,265	102,781
Digital River, Inc.*	10,161	147,538
E2open, Inc.*(a)	7,324	68,186
EarthLink Holdings Corp.	31,408	107,415
Endurance International Group Holdings, Inc.*(a)	9,363	152,336
Envestnet, Inc.*	10,499	472,455
Everyday Health, Inc.*(a)	2,401	33,542
Five9, Inc.*(a)	3,852	25,192
Global Eagle Entertainment, Inc.*	11,681	131,061
Gogo, Inc.*(a)	17,253	290,886
GrubHub, Inc.*(a)	2,735	93,646
GTT Communications, Inc.*	4,382	52,190
Internap Network Services Corp.*	17,134	118,225
IntraLinks Holdings, Inc.*	12,321	99,800
j2 Global, Inc.	14,666	723,914
Limelight Networks, Inc.*	18,128	42,329
Liquidity Services, Inc.*(a)	7,504	103,180
LivePerson, Inc.*	16,662	209,775
LogMeIn, Inc.*	7,491	345,110
Marchex, Inc., Class B	10,291	42,708
Marin Software, Inc.*	8,213	70,632
Marketo, Inc.*(a)	7,905	255,331
Millennial Media, Inc.*(a)	23,747	44,169
Monster Worldwide, Inc.*	28,149	154,820
Move, Inc.*	12,207	255,859
NIC, Inc.	20,123	346,518
OPOWER, Inc.*(a)	2,455	46,301
Perficient, Inc.*	10,719	160,678
Q2 Holdings, Inc.*(a)	3,116	43,624
QuinStreet, Inc.*	10,847	45,015
RealNetworks, Inc.*	6,885	47,851
Reis, Inc.	2,622	61,853
Rightside Group Ltd.*	2,756	26,871
Rocket Fuel, Inc.*(a)	5,732	90,566
SciQuest, Inc.*	8,594	129,254
Shutterstock, Inc.*	4,704	335,772
SPS Commerce, Inc.*	5,046	268,195
Stamps.com, Inc.*	4,430	140,697
TechTarget, Inc.*	4,947	42,495
Textura Corp.*(a)	5,758	152,011
Travelzoo, Inc.*	2,319	35,945
Tremor Video, Inc.*(a)	11,190	26,185
TrueCar, Inc.*(a)	2,374	42,613
Trulia, Inc.*(a)	11,417	558,291
Unwired Planet, Inc.*	29,518	54,903
Vistaprint NV*	10,310	564,885
Web.com Group, Inc.*	16,013	319,619
WebMD Health Corp.*	12,057	504,103
Wix.com Ltd.*	4,331	70,379
XO Group, Inc.*	8,391	94,063
Xoom Corp.*	9,561	209,864
YuMe, Inc.*(a)	5,735	28,675
Zix Corp.*	18,530	63,373

		12,947,834

Leisure Products 0.5%
Arctic Cat, Inc.	3,998	139,210
Black Diamond, Inc.*	7,118	53,812
Brunswick Corp.	28,715	1,210,050
Callaway Golf Co.	23,969	173,535
Escalade, Inc.	2,845	34,311
JAKKS Pacific, Inc.*(a)	5,744	40,782
Johnson Outdoors, Inc., Class A	1,527	39,549
LeapFrog Enterprises, Inc.*	20,623	123,532
Malibu Boats, Inc., Class A*	2,634	48,782
Marine Products Corp.	3,339	26,345
Nautilus, Inc.*	9,603	114,948
Smith & Wesson Holding Corp.*(a)	17,227	162,623
Sturm Ruger & Co., Inc.(a)	6,030	293,601

		2,461,080

Life Sciences Tools & Services 0.5%
Accelerate Diagnostics, Inc.*(a)	7,018	150,747
Affymetrix, Inc.*	22,535	179,829
Albany Molecular Research, Inc.*(a)	7,239	159,765
Cambrex Corp.*	9,541	178,226
Enzo Biochem, Inc.*	10,667	54,935
Fluidigm Corp.*	8,645	211,802
Furiex Pharmaceuticals, Inc.*(b)	2,184	21,338
Luminex Corp.*	11,579	225,791
NanoString Technologies, Inc.*	3,163	34,603
Pacific Biosciences of California, Inc.*	17,906	87,918
PAREXEL International Corp.*	17,619	1,111,583
Sequenom, Inc.*(a)	36,255	107,677

		2,524,214

Machinery 3.1%
Accuride Corp.*	11,991	45,446
Actuant Corp., Class A	22,048	672,905
Alamo Group, Inc.	2,216	90,856
Albany International Corp., Class A	8,640	294,106
Altra Industrial Motion Corp.	8,367	243,982
American Railcar Industries, Inc.(a)	2,917	215,625

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
ARC Group Worldwide, Inc.*(a)	915	$14,292
Astec Industries, Inc.	5,822	212,328
Barnes Group, Inc.	16,794	509,698
Blount International, Inc.*	15,342	232,124
Briggs & Stratton Corp.	14,478	260,894
Chart Industries, Inc.*	9,445	577,373
CIRCOR International, Inc.	5,464	367,891
CLARCOR, Inc.	15,555	981,209
Columbus McKinnon Corp.	6,200	136,338
Commercial Vehicle Group, Inc.*	8,245	50,954
Douglas Dynamics, Inc.	6,894	134,433
Dynamic Materials Corp.	4,313	82,163
Energy Recovery, Inc.*(a)	12,004	42,494
EnPro Industries, Inc.*	7,041	426,192
ESCO Technologies, Inc.	8,195	285,022
ExOne Co. (The)*(a)	3,130	65,386
Federal Signal Corp.	19,440	257,386
FreightCar America, Inc.	3,706	123,410
Global Brass & Copper Holdings, Inc.	6,695	98,216
Gorman-Rupp Co. (The)	5,882	176,695
Graham Corp.	3,165	90,994
Greenbrier Cos., Inc. (The)(a)	8,544	626,959
Harsco Corp.	24,967	534,543
Hillenbrand, Inc.	19,439	600,471
Hurco Cos., Inc.	1,987	74,830
Hyster-Yale Materials Handling, Inc.	3,173	227,250
John Bean Technologies Corp.	9,026	253,901
Kadant, Inc.	3,477	135,777
LB Foster Co., Class A	3,193	146,686
Lindsay Corp.(a)	4,009	299,673
Lydall, Inc.*	5,263	142,154
Manitex International, Inc.*	4,334	48,931
Meritor, Inc.*	30,362	329,428
Miller Industries, Inc.	3,449	58,288
Mueller Industries, Inc.	17,547	500,791
Mueller Water Products, Inc., Class A	49,284	408,071
NN, Inc.	5,500	146,960
Omega Flex, Inc.	876	17,047
Proto Labs, Inc.*	7,012	483,828
RBC Bearings, Inc.	7,172	406,652
Rexnord Corp.*	23,267	661,946
Standex International Corp.	3,952	293,001
Sun Hydraulics Corp.	6,870	258,243
Tennant Co.	5,687	381,541
Titan International, Inc.(a)	13,662	161,485
TriMas Corp.*	14,004	340,717
Twin Disc, Inc.	2,536	68,371
Wabash National Corp.*	21,310	283,849
Watts Water Technologies, Inc., Class A	8,816	513,532
Woodward, Inc.	20,471	974,829
Xerium Technologies, Inc.*	3,346	48,885

		16,117,051

Marine 0.2%
Baltic Trading Ltd.	15,445	63,942
International Shipholding Corp.	1,769	31,647
Knightsbridge Tankers Ltd.	10,430	92,306
Matson, Inc.	13,314	333,249
Navios Maritime Holdings, Inc.	24,673	148,038
Safe Bulkers, Inc.	12,166	81,026
Scorpio Bulkers, Inc.*	41,625	242,258
Ultrapetrol (Bahamas) Ltd.*	6,670	20,810

		1,013,276

Media 1.2%
AH Belo Corp., Class A	5,645	60,232
AMC Entertainment Holdings, Inc., Class A	6,599	151,711
Carmike Cinemas, Inc.*	7,440	230,491
Central European Media Enterprises Ltd., Class A*(a)	21,838	49,136
Crown Media Holdings, Inc., Class A*	10,862	34,758
Cumulus Media, Inc., Class A*(a)	44,536	179,480
Daily Journal Corp.*(a)	334	60,287
Dex Media, Inc.*(a)	4,614	44,110
E.W. Scripps Co. (The), Class A*(a)	9,703	158,256
Entercom Communications Corp., Class A*	7,716	61,960
Entravision Communications Corp., Class A	18,141	71,838
Eros International PLC*(a)	6,943	101,437
Global Sources Ltd.*	4,292	28,799
Gray Television, Inc.*	15,449	121,738
Harte-Hanks, Inc.	15,695	99,977
Hemisphere Media Group, Inc.*(a)	2,713	28,921
Journal Communications, Inc., Class A*	14,033	118,298
Lee Enterprises, Inc.*(a)	16,648	56,270
Loral Space & Communications, Inc.*	4,037	289,897
Martha Stewart Living Omnimedia, Inc., Class A*	9,373	33,743
McClatchy Co. (The), Class A*	19,152	64,351
MDC Partners, Inc., Class A	13,144	252,233
Media General, Inc.*(a)	16,753	219,632
Meredith Corp.	11,124	476,107
National CineMedia, Inc.	19,142	277,750
New Media Investment Group, Inc.	11,223	186,639
New York Times Co. (The), Class A	42,882	481,136
Nexstar Broadcasting Group, Inc., Class A(a)	9,472	382,858
Radio One, Inc., Class D*	6,812	21,662
ReachLocal, Inc.*	4,291	15,491
Reading International, Inc., Class A*	5,165	43,386
Rentrak Corp.*(a)	3,073	187,269
Saga Communications, Inc., Class A	1,096	36,804

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Salem Communications Corp., Class A	3,145	$23,933
Scholastic Corp.	8,138	263,020
SFX Entertainment, Inc.*(a)	13,639	68,468
Sinclair Broadcast Group, Inc., Class A(a)	21,248	554,360
Sizmek, Inc.*	6,882	53,267
Time, Inc.*	34,102	799,010
Townsquare Media, Inc.*	2,395	28,788
World Wrestling Entertainment, Inc., Class A(a)	9,210	126,822

		6,544,325

Metals & Mining 1.3%
AK Steel Holding Corp.*	54,698	438,131
Allied Nevada Gold Corp.*(a)	32,233	106,691
AM Castle & Co.*	5,660	48,336
Ampco-Pittsburgh Corp.	2,521	50,420
Century Aluminum Co.*	15,841	411,391
Coeur Mining, Inc.*	31,843	157,941
Commercial Metals Co.	36,421	621,706
Globe Specialty Metals, Inc.	19,681	357,997
Gold Resource Corp.	11,856	60,703
Handy & Harman Ltd.*	1,258	33,035
Haynes International, Inc.	3,805	174,992
Hecla Mining Co.	106,318	263,669
Horsehead Holding Corp.*	15,662	258,893
Kaiser Aluminum Corp.	5,563	424,012
Materion Corp.	6,362	195,123
Molycorp, Inc.*(a)	57,108	67,958
Noranda Aluminum Holding Corp.	13,744	62,123
Olympic Steel, Inc.	2,831	58,234
RTI International Metals, Inc.*	9,519	234,739
Ryerson Holding Corp.*	3,307	42,330
Schnitzer Steel Industries, Inc., Class A	7,989	192,135
Stillwater Mining Co.*	37,074	557,222
SunCoke Energy, Inc.*	21,587	484,628
U.S. Silica Holdings, Inc.	16,633	1,039,729
Universal Stainless & Alloy Products, Inc.*	2,185	57,597
Walter Energy, Inc.(a)	20,675	48,379
Worthington Industries, Inc.	15,932	592,989

		7,041,103

Multiline Retail 0.2%
Bon-Ton Stores, Inc. (The)(a)	4,603	38,481
Burlington Stores, Inc.*	8,862	353,239
Fred’s, Inc., Class A	11,438	160,132
Tuesday Morning Corp.*(a)	13,392	259,872

		811,724

Multi-Utilities 0.3%
Avista Corp.	18,633	568,865
Black Hills Corp.	13,810	661,223
NorthWestern Corp.	12,096	548,675

		1,778,763

Oil, Gas & Consumable Fuels 3.7%
Abraxas Petroleum Corp.*	28,793	152,027
Adams Resources & Energy, Inc.	648	28,700
Alon USA Energy, Inc.	8,016	115,110
Alpha Natural Resources, Inc.*(a)	68,374	169,568
American Eagle Energy Corp.*	9,433	38,392
Amyris, Inc.*(a)	8,436	31,972
Apco Oil and Gas International, Inc.*	2,754	35,499
Approach Resources, Inc.*(a)	12,315	178,567
Arch Coal, Inc.(a)	66,279	140,511
Ardmore Shipping Corp.	5,562	60,626
Bill Barrett Corp.*	15,392	339,240
Bonanza Creek Energy, Inc.*	10,157	577,933
BPZ Resources, Inc.*(a)	36,760	70,212
Callon Petroleum Co.*	16,851	148,457
Carrizo Oil & Gas, Inc.*	14,060	756,709
Clayton Williams Energy, Inc.*	1,810	174,575
Clean Energy Fuels Corp.*(a)	21,878	170,648
Cloud Peak Energy, Inc.*	18,931	238,909
Comstock Resources, Inc.(a)	14,835	276,228
Contango Oil & Gas Co.*	5,361	178,200
Delek US Holdings, Inc.	18,333	607,189
DHT Holdings, Inc.	28,167	173,509
Diamondback Energy, Inc.*	12,937	967,429
Dorian LPG Ltd.*	2,214	39,453
Eclipse Resources Corp.*	9,272	154,101
Emerald Oil, Inc.*(a)	17,831	109,661
Energy XXI (Bermuda) Ltd.(a)	29,022	329,400
Evolution Petroleum Corp.	6,022	55,282
EXCO Resources, Inc.(a)	47,135	157,431
Forest Oil Corp.*(a)	36,593	42,814
Frontline Ltd.*(a)	20,954	26,402
FX Energy, Inc.*(a)	16,761	50,953
GasLog Ltd.	13,012	286,394
Gastar Exploration, Inc.*(a)	21,479	126,082
Goodrich Petroleum Corp.*(a)	10,747	159,271
Green Plains, Inc.	11,561	432,266
Halcon Resources Corp.*(a)	80,391	318,348
Hallador Energy Co.	3,018	35,733
Harvest Natural Resources, Inc.*	12,893	47,317
Isramco, Inc.*(a)	269	32,861
Jones Energy, Inc., Class A*	3,472	65,204
Kodiak Oil & Gas Corp.*	82,523	1,119,837
Magnum Hunter Resources Corp.*	61,446	342,254
Matador Resources Co.*	22,659	585,735
Midstates Petroleum Co., Inc.*(a)	11,258	56,853
Miller Energy Resources, Inc.*(a)	9,310	40,964
Navios Maritime Acquisition Corp.	25,241	68,403
Nordic American Offshore Ltd.	5,469	96,364
Nordic American Tankers Ltd.(a)	27,545	218,983
Northern Oil and Gas, Inc.*	18,943	269,369
Pacific Ethanol, Inc.*(a)	7,388	103,136
Panhandle Oil and Gas, Inc., Class A	2,157	128,773
Parsley Energy, Inc., Class A*	16,468	351,262
PDC Energy, Inc.*	11,069	556,660
Penn Virginia Corp.*	20,282	257,784
PetroQuest Energy, Inc.*	18,257	102,604
Quicksilver Resources, Inc.*(a)	39,694	23,928
Renewable Energy Group, Inc.*	10,914	110,777
Resolute Energy Corp.*(a)	24,201	151,740
REX American Resources Corp.*	1,929	140,586
Rex Energy Corp.*	14,854	188,200
Ring Energy, Inc.*	6,282	92,597

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Rosetta Resources, Inc.*	19,013	$847,219
RSP Permian, Inc.*	7,185	183,649
Sanchez Energy Corp.*	15,784	414,488
Scorpio Tankers, Inc.	53,344	443,289
SemGroup Corp., Class A	13,158	1,095,667
Ship Finance International Ltd.(a)	18,249	308,773
Solazyme, Inc.*(a)	23,687	176,705
Stone Energy Corp.*	17,386	545,225
Swift Energy Co.*(a)	13,777	132,259
Synergy Resources Corp.*	20,567	250,712
Teekay Tankers Ltd., Class A	19,531	72,851
TransAtlantic Petroleum Ltd.*(a)	6,988	62,822
Triangle Petroleum Corp.*(a)	23,411	257,755
VAALCO Energy, Inc.*	15,415	131,028
Vertex Energy, Inc.*(a)	3,963	27,582
W&T Offshore, Inc.	10,939	120,329
Warren Resources, Inc.*	22,794	120,808
Western Refining, Inc.	16,466	691,407
Westmoreland Coal Co.*	4,585	171,525

		19,160,085

Paper & Forest Products 0.7%
Boise Cascade Co.*	12,263	369,607
Clearwater Paper Corp.*	6,362	382,420
Deltic Timber Corp.	3,477	216,687
KapStone Paper and Packaging Corp.*	26,253	734,296
Louisiana-Pacific Corp.*	43,890	596,465
Neenah Paper, Inc.	5,154	275,636
P.H. Glatfelter Co.	13,467	295,601
Resolute Forest Products, Inc.*	20,040	313,425
Schweitzer-Mauduit International, Inc.	9,503	392,569
Wausau Paper Corp.	13,432	106,516

		3,683,222

Personal Products 0.2%
Elizabeth Arden, Inc.*	8,007	134,037
Female Health Co. (The)(a)	7,218	25,191
IGI Laboratories, Inc.*	9,772	91,075
Inter Parfums, Inc.	5,136	141,240
Medifast, Inc.*	4,099	134,570
Nature’s Sunshine Products, Inc.	3,318	49,206
Nutraceutical International Corp.*	2,680	56,039
Revlon, Inc., Class A*	3,543	112,278
Synutra International, Inc.*(a)	5,634	25,522
USANA Health Sciences, Inc.*(a)	1,877	138,260

		907,418

Pharmaceuticals 1.8%
AcelRx Pharmaceuticals, Inc.*(a)	7,859	43,146
Achaogen, Inc.*	2,221	19,900
Aerie Pharmaceuticals, Inc.*	3,188	65,960
Akorn, Inc.*	19,253	698,306
Alimera Sciences, Inc.*(a)	7,955	43,116
Amphastar Pharmaceuticals, Inc.*	2,628	30,616
Ampio Pharmaceuticals, Inc.*(a)	12,805	45,202
ANI Pharmaceuticals, Inc.*	2,077	58,738
Aratana Therapeutics, Inc.*	8,691	87,258
Auxilium Pharmaceuticals, Inc.*(a)	15,549	464,138
AVANIR Pharmaceuticals, Inc.*	52,869	630,198
BioDelivery Sciences International, Inc.*(a)	12,878	220,085
Bio-Path Holdings, Inc.*(a)	22,900	46,029
Catalent, Inc.*	15,046	376,601
Cempra, Inc.*(a)	7,114	77,969
Corcept Therapeutics, Inc.*(a)	16,690	44,729
Depomed, Inc.*	17,936	272,448
Egalet Corp.*(a)	1,196	6,817
Endocyte, Inc.*(a)	11,703	71,154
Horizon Pharma PLC*(a)	20,039	246,079
Impax Laboratories, Inc.*	21,678	513,985
Intersect ENT, Inc.*	1,695	26,272
Intra-Cellular Therapies, Inc.*(a)	5,304	72,718
Lannett Co., Inc.*	7,959	363,567
Medicines Co. (The)*	20,130	449,302
Nektar Therapeutics*	39,255	473,808
Omeros Corp.*(a)	10,510	133,687
Pacira Pharmaceuticals, Inc.*	11,010	1,067,089
Pain Therapeutics, Inc.*	11,783	46,072
Pernix Therapeutics Holdings, Inc.*	10,392	79,811
Phibro Animal Health Corp., Class A	4,608	103,265
POZEN, Inc.*	8,391	61,590
Prestige Brands Holdings, Inc.*	16,054	519,668
Relypsa, Inc.*(a)	5,252	110,765
Repros Therapeutics, Inc.*	7,240	71,676
Revance Therapeutics, Inc.*	2,671	51,630
Sagent Pharmaceuticals, Inc.*	6,776	210,734
SciClone Pharmaceuticals, Inc.*	16,044	110,543
Sucampo Pharmaceuticals, Inc., Class A*(a)	5,591	36,341
Supernus Pharmaceuticals, Inc.*	9,111	79,175
Tetraphase Pharmaceuticals, Inc.*	6,746	134,583
TherapeuticsMD, Inc.*(a)	33,018	153,204
Theravance Biopharma, Inc.*(a)	7,240	166,882
Theravance, Inc.(a)	25,476	435,385
VIVUS, Inc.*(a)	28,207	108,879
XenoPort, Inc.*	17,967	96,662
Zogenix, Inc.*(a)	38,827	44,651
ZS Pharma, Inc.*	2,059	80,775

		9,351,208

Professional Services 1.3%
Acacia Research Corp.(a)	15,577	241,132
Advisory Board Co. (The)*	11,395	530,893
Barrett Business Services, Inc.	2,204	87,036
CBIZ, Inc.*	13,338	104,970
CDI Corp.	4,282	62,175
Corporate Executive Board Co. (The)	10,523	632,117
Corporate Resource Services, Inc.*(a)	5,774	8,661
CRA International, Inc.*	3,216	81,783
Exponent, Inc.	4,107	291,104
Franklin Covey Co.*	3,406	66,723
FTI Consulting, Inc.*	12,709	444,307
GP Strategies Corp.*	4,652	133,605
Heidrick & Struggles International, Inc.	5,565	114,305
Hill International, Inc.*	9,377	37,508
Huron Consulting Group, Inc.*	7,324	446,544

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Professional Services (continued)
ICF International, Inc.*	6,310	$194,285
Insperity, Inc.	6,987	191,024
Kelly Services, Inc., Class A	8,383	131,362
Kforce, Inc.	8,497	166,286
Korn/Ferry International*	15,384	383,062
Mistras Group, Inc.*	5,139	104,836
Navigant Consulting, Inc.*	15,517	215,841
On Assignment, Inc.*	16,816	451,510
Paylocity Holding Corp.*	2,626	51,601
Pendrell Corp.*	50,649	67,870
Resources Connection, Inc.	12,243	170,667
RPX Corp.*	16,634	228,385
TriNet Group, Inc.*	4,937	127,128
TrueBlue, Inc.*	12,802	323,378
VSE Corp.	1,322	64,804
WageWorks, Inc.*	10,860	494,456

		6,649,358

Real Estate Investment Trusts (REITs) 8.3%
Acadia Realty Trust	17,909	493,930
AG Mortgage Investment Trust, Inc.	8,871	157,904
Agree Realty Corp.	4,711	128,987
Alexander’s, Inc.	649	242,668
Altisource Residential Corp.	17,805	427,320
American Assets Trust, Inc.	10,220	336,953
American Capital Mortgage Investment Corp.	15,922	299,652
American Realty Capital Healthcare Trust, Inc.	52,524	550,452
American Residential Properties, Inc.*	10,186	186,811
AmREIT, Inc.	6,065	139,313
Anworth Mortgage Asset Corp.	40,293	193,003
Apollo Commercial Real Estate Finance, Inc.	14,633	229,884
Apollo Residential Mortgage, Inc.	9,910	152,911
Ares Commercial Real Estate Corp.	8,875	103,749
Armada Hoffler Properties, Inc.	7,167	65,076
ARMOUR Residential REIT, Inc.	110,243	424,436
Ashford Hospitality Prime, Inc.	5,400	82,242
Ashford Hospitality Trust, Inc.	21,699	221,764
Associated Estates Realty Corp.	17,960	314,480
Aviv REIT, Inc.	6,124	161,367
Campus Crest Communities, Inc.	20,363	130,323
Capstead Mortgage Corp.	30,004	367,249
CareTrust REIT, Inc.*	6,294	90,004
CatchMark Timber Trust, Inc., Class A	6,116	67,031
Cedar Realty Trust, Inc.	24,820	146,438
Chambers Street Properties	73,696	554,931
Chatham Lodging Trust	10,374	239,432
Chesapeake Lodging Trust	16,884	492,169
Colony Financial, Inc.	33,517	750,110
CoreSite Realty Corp.	6,587	216,515
Cousins Properties, Inc.	68,270	815,826
CubeSmart	44,866	806,691
CyrusOne, Inc.	10,258	246,602
CYS Investments, Inc.	51,104	421,097
DCT Industrial Trust, Inc.	102,912	772,869
DiamondRock Hospitality Co.	60,858	771,679
DuPont Fabros Technology, Inc.	19,898	538,042
Dynex Capital, Inc.	17,467	141,133
EastGroup Properties, Inc.	9,735	589,844
Education Realty Trust, Inc.	35,470	364,632
Empire State Realty Trust, Inc., Class A	28,705	431,149
EPR Properties	17,670	895,516
Equity One, Inc.	19,197	415,231
Excel Trust, Inc.	19,099	224,795
FelCor Lodging Trust, Inc.	38,450	359,892
First Industrial Realty Trust, Inc.	34,151	577,493
First Potomac Realty Trust	18,293	214,943
Franklin Street Properties Corp.	28,102	315,304
Geo Group, Inc. (The)	22,437	857,542
Getty Realty Corp.	8,066	137,122
Gladstone Commercial Corp.	5,228	88,824
Glimcher Realty Trust	45,036	609,787
Government Properties Income Trust	21,261	465,829
Gramercy Property Trust, Inc.	36,734	211,588
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,721	92,884
Hatteras Financial Corp.	29,970	538,261
Healthcare Realty Trust, Inc.	29,870	707,322
Hersha Hospitality Trust	62,335	397,074
Highwoods Properties, Inc.	28,054	1,091,301
Hudson Pacific Properties, Inc.	17,063	420,774
Inland Real Estate Corp.	27,487	272,396
Invesco Mortgage Capital, Inc.	38,288	601,887
Investors Real Estate Trust	34,012	261,892
iStar Financial, Inc.*	26,093	352,255
Kite Realty Group Trust	10,508	254,714
LaSalle Hotel Properties	32,328	1,106,911
Lexington Realty Trust	64,027	626,824
LTC Properties, Inc.	10,845	400,072
Mack-Cali Realty Corp.	27,655	528,487
Medical Properties Trust, Inc.	53,679	658,105
Monmouth Real Estate Investment Corp.	17,487	176,968
National Health Investors, Inc.	10,270	586,828
New Residential Investment Corp.	88,595	516,509
New York Mortgage Trust, Inc.	28,421	205,484
New York REIT, Inc.	50,448	518,605
One Liberty Properties, Inc.	3,816	77,198
Owens Realty Mortgage, Inc.	3,250	46,312
Parkway Properties, Inc.	24,086	452,335
Pebblebrook Hotel Trust	20,868	779,211
Pennsylvania Real Estate Investment Trust	21,295	424,622
PennyMac Mortgage Investment Trust	20,532	440,001
Physicians Realty Trust	13,966	191,614
Potlatch Corp.	12,672	509,541
PS Business Parks, Inc.	6,054	460,952
QTS Realty Trust, Inc., Class A	3,847	116,756

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
RAIT Financial Trust	25,274	$187,786
Ramco-Gershenson Properties Trust	23,626	383,922
Redwood Trust, Inc.	25,799	427,747
Resource Capital Corp.	40,668	198,053
Retail Opportunity Investments Corp.	27,904	410,189
Rexford Industrial Realty, Inc.	14,131	195,573
RLJ Lodging Trust	40,631	1,156,765
Rouse Properties, Inc.	11,723	189,561
Ryman Hospitality Properties, Inc.	13,502	638,645
Sabra Health Care REIT, Inc.	14,656	356,434
Saul Centers, Inc.	3,067	143,352
Select Income REIT	11,501	276,599
Silver Bay Realty Trust Corp.	10,013	162,311
Sovran Self Storage, Inc.	10,249	762,116
STAG Industrial, Inc.	15,107	312,866
Starwood Waypoint Residential Trust	12,151	316,048
Strategic Hotels & Resorts, Inc.*	76,607	892,472
Summit Hotel Properties, Inc.	26,546	286,166
Sun Communities, Inc.	14,767	745,734
Sunstone Hotel Investors, Inc.	63,933	883,554
Terreno Realty Corp.	10,379	195,437
Trade Street Residential, Inc.	5,636	40,241
UMH Properties, Inc.	5,994	56,943
Universal Health Realty Income Trust	3,599	150,006
Urstadt Biddle Properties, Inc., Class A	7,698	156,269
Washington Real Estate Investment Trust	20,781	527,422
Western Asset Mortgage Capital Corp.	13,386	197,845
Whitestone REIT	7,015	97,789

		43,402,474

Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	15,134	544,370
Altisource Asset Management Corp.*	436	294,304
Altisource Portfolio Solutions SA*(a)	4,516	455,213
AV Homes, Inc.*	3,510	51,421
Consolidated-Tomoka Land Co.	1,349	66,195
Forestar Group, Inc.*	10,847	192,209
Kennedy-Wilson Holdings, Inc.	22,226	532,535
RE/MAX Holdings, Inc., Class A	3,409	101,350
St. Joe Co. (The)*(a)	11,499	229,175
Tejon Ranch Co.*	4,291	120,320

		2,587,092

Road & Rail 0.7%
ArcBest Corp.	8,031	299,556
Celadon Group, Inc.	6,577	127,923
Heartland Express, Inc.	16,790	402,288
Knight Transportation, Inc.	18,481	506,195
Marten Transport Ltd.	7,385	131,527
PAM Transportation Services, Inc.*	916	33,205
Patriot Transportation Holding, Inc.*	2,044	69,333
Quality Distribution, Inc.*	8,467	108,208
Roadrunner Transportation Systems, Inc.*	8,641	196,928
Saia, Inc.*	7,613	377,300
Swift Transportation Co.*	26,454	555,005
Universal Truckload Services, Inc.	2,056	49,858
USA Truck, Inc.*	1,841	32,273
Werner Enterprises, Inc.	13,839	348,743
YRC Worldwide, Inc.*	9,660	196,291

		3,434,633

Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc.*	12,718	238,971
Alpha & Omega Semiconductor Ltd.*	6,592	61,965
Ambarella, Inc.*(a)	8,896	388,488
Amkor Technology, Inc.*	26,337	221,494
Applied Micro Circuits Corp.*	24,078	168,546
Audience, Inc.*	4,434	32,812
Axcelis Technologies, Inc.*	34,584	68,822
Brooks Automation, Inc.	20,489	215,339
Cabot Microelectronics Corp.*	7,442	308,471
Cascade Microtech, Inc.*	3,976	40,277
Cavium, Inc.*	16,339	812,538
CEVA, Inc.*	6,488	87,199
Cirrus Logic, Inc.*	19,236	401,071
Cohu, Inc.	7,744	92,696
Cypress Semiconductor Corp.*	48,780	481,703
Diodes, Inc.*	11,260	269,339
DSP Group, Inc.*	6,795	60,272
Entegris, Inc.*	43,000	494,500
Entropic Communications, Inc.*	27,555	73,296
Exar Corp.*	12,322	110,282
Fairchild Semiconductor International, Inc.*	38,646	600,172
FormFactor, Inc.*	17,270	123,826
GT Advanced Technologies, Inc.*(a)	42,224	457,286
Inphi Corp.*	9,764	140,406
Integrated Device Technology, Inc.*	41,287	658,528
Integrated Silicon Solution, Inc.	9,373	128,785
International Rectifier Corp.*	22,031	864,496
Intersil Corp., Class A	39,695	564,066
IXYS Corp.	7,616	79,968
Kopin Corp.*	20,346	69,176
Lattice Semiconductor Corp.*	36,384	272,880
M/A-COM Technology Solutions Holdings, Inc.*	3,743	81,747
MaxLinear, Inc., Class A*	8,646	59,485
Micrel, Inc.	13,844	166,543
Microsemi Corp.*	29,362	746,088
MKS Instruments, Inc.	16,488	550,369
Monolithic Power Systems, Inc.	11,909	524,591
Nanometrics, Inc.*	7,386	111,529
NVE Corp.*	1,498	96,681
OmniVision Technologies, Inc.*	17,349	459,055
PDF Solutions, Inc.*	9,503	119,833
Peregrine Semiconductor Corp.*	8,545	105,702
Pericom Semiconductor Corp.*	6,662	64,888
Photronics, Inc.*	19,101	153,763
PMC-Sierra, Inc.*	53,615	399,968
Power Integrations, Inc.	9,396	506,538
QuickLogic Corp.*(a)	17,193	51,407
Rambus, Inc.*	35,145	438,610
RF Micro Devices, Inc.*	88,510	1,021,405
Rubicon Technology, Inc.*(a)	8,156	34,663
Rudolph Technologies, Inc.*	10,212	92,419

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Semtech Corp.*	20,755	$564,041
Silicon Image, Inc.*	24,190	121,918
Silicon Laboratories, Inc.*	13,432	545,876
Spansion, Inc., Class A*	18,682	425,763
Synaptics, Inc.*	11,141	815,521
Tessera Technologies, Inc.	16,464	437,613
TriQuint Semiconductor, Inc.*	52,956	1,009,871
Ultra Clean Holdings, Inc.*	9,169	82,063
Ultratech, Inc.*	8,662	197,061
Veeco Instruments, Inc.*	12,376	432,541
Vitesse Semiconductor Corp.*	17,014	61,250
Xcerra Corp.*	16,103	157,648

		19,224,120

Software 4.1%
A10 Networks, Inc.*	4,002	36,458
ACI Worldwide, Inc.*	35,172	659,827
Actuate Corp.*	14,681	57,256
Advent Software, Inc.	15,913	502,214
American Software, Inc., Class A	7,563	66,706
Aspen Technology, Inc.*	28,454	1,073,285
AVG Technologies NV*	10,950	181,551
Barracuda Networks, Inc.*	2,482	63,663
Blackbaud, Inc.	14,284	561,218
Bottomline Technologies de, Inc.*	12,147	335,136
BroadSoft, Inc.*	8,831	185,804
Callidus Software, Inc.*	14,269	171,513
Cinedigm Corp., Class A*(a)	24,091	37,341
CommVault Systems, Inc.*	14,602	735,941
Compuware Corp.	67,862	720,016
Comverse, Inc.*	7,028	156,935
Covisint Corp.*(a)	2,162	8,972
Cyan, Inc.*	8,573	26,748
Digimarc Corp.	2,015	41,731
Ebix, Inc.(a)	9,474	134,341
Ellie Mae, Inc.*	8,698	283,555
EnerNOC, Inc.*	8,423	142,854
Epiq Systems, Inc.	9,627	169,050
ePlus, Inc.*	1,612	90,353
Fair Isaac Corp.	9,992	550,559
FleetMatics Group PLC*(a)	11,557	352,489
Gigamon, Inc.*(a)	7,520	78,734
Globant SA*	1,884	26,508
Glu Mobile, Inc.*(a)	27,721	143,318
Guidance Software, Inc.*(a)	5,597	37,668
Guidewire Software, Inc.*	21,013	931,716
Imperva, Inc.*	6,857	197,002
Infoblox, Inc.*	16,756	247,151
Interactive Intelligence Group, Inc.*	5,181	216,566
Jive Software, Inc.*(a)	13,416	78,215
Kofax Ltd.*	23,133	179,049
Manhattan Associates, Inc.*	23,409	782,329
Mavenir Systems, Inc.*	3,465	43,520
Mentor Graphics Corp.	29,941	613,641
MicroStrategy, Inc., Class A*	2,798	366,090
MobileIron, Inc.*	3,588	39,970
Model N, Inc.*	6,189	61,024
Monotype Imaging Holdings, Inc.	12,176	344,824
NetScout Systems, Inc.*	11,240	514,792
Park City Group, Inc.*(a)	2,996	29,541
Paycom Software, Inc.*	2,078	34,412
Pegasystems, Inc.	10,935	208,968
Progress Software Corp.*	15,877	379,619
Proofpoint, Inc.*	11,417	424,027
PROS Holdings, Inc.*	7,268	183,154
QAD, Inc., Class A	1,881	35,024
Qlik Technologies, Inc.*	27,730	749,819
Qualys, Inc.*	6,198	164,867
Rally Software Development Corp.*	7,723	92,753
RealPage, Inc.*	16,029	248,450
Rosetta Stone, Inc.*	6,657	53,589
Rubicon Project, Inc. (The)*	2,525	29,618
Sapiens International Corp. NV*	7,599	56,233
Seachange International, Inc.*	10,343	71,987
Silver Spring Networks, Inc.*(a)	11,005	106,198
SS&C Technologies Holdings, Inc.*	21,044	923,621
Synchronoss Technologies, Inc.*	10,899	498,956
Take-Two Interactive Software, Inc.*	25,816	595,575
Tangoe, Inc.*	12,102	163,982
TeleCommunication Systems, Inc., Class A*	14,758	41,175
Telenav, Inc.*	8,403	56,300
TiVo, Inc.*	35,587	455,336
TubeMogul, Inc.*	985	11,328
Tyler Technologies, Inc.*	10,202	901,857
Ultimate Software Group, Inc. (The)*	8,765	1,240,335
Varonis Systems, Inc.*(a)	1,713	36,144
VASCO Data Security International, Inc.*	9,068	170,297
Verint Systems, Inc.*	18,475	1,027,395
VirnetX Holding Corp.*(a)	13,377	80,262
Vringo, Inc.*(a)	22,410	21,182
Zendesk, Inc.*(a)	3,568	77,033

		21,416,670

Specialty Retail 3.1%
Aeropostale, Inc.*(a)	24,707	81,286
American Eagle Outfitters, Inc.(a)	60,255	874,903
America’s Car-Mart, Inc.*	2,409	95,372
Ann, Inc.*	14,509	596,755
Asbury Automotive Group, Inc.*	9,470	610,057
Barnes & Noble, Inc.*	12,672	250,145
bebe stores, inc.(a)	9,713	22,534
Big 5 Sporting Goods Corp.	5,837	54,693
Brown Shoe Co., Inc.	13,481	365,740
Buckle, Inc. (The)(a)	8,719	395,755
Build-A-Bear Workshop, Inc.*	3,865	50,554
Cato Corp. (The), Class A	8,444	290,980
Children’s Place, Inc. (The)	6,816	324,851
Christopher & Banks Corp.*	11,219	110,956
Citi Trends, Inc.*	4,783	105,704
Conn’s, Inc.*(a)	8,588	259,959
Container Store Group, Inc. (The)*(a)	5,298	115,337
Destination Maternity Corp.	4,277	66,037
Destination XL Group, Inc.*	10,481	49,470
Express, Inc.*	26,128	407,858
Finish Line, Inc. (The), Class A	14,879	372,421
Five Below, Inc.*	16,796	665,290
Francesca’s Holdings Corp.*	13,148	183,152

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Specialty Retail (continued)
Genesco, Inc.*	7,408	$553,748
Group 1 Automotive, Inc.	7,494	544,889
Guess?, Inc.	19,049	418,507
Haverty Furniture Cos., Inc.	6,204	135,185
hhgregg, Inc.*(a)	3,939	24,855
Hibbett Sports, Inc.*	8,024	342,063
Kirkland’s, Inc.*	4,577	73,736
Lithia Motors, Inc., Class A	7,062	534,523
Lumber Liquidators Holdings, Inc.*(a)	8,516	488,648
MarineMax, Inc.*	7,689	129,560
Mattress Firm Holding Corp.*(a)	4,624	277,717
Men’s Wearhouse, Inc. (The)	14,840	700,745
Monro Muffler Brake, Inc.	9,727	472,051
New York & Co., Inc.*	8,894	26,949
Office Depot, Inc.*	165,363	849,966
Outerwall, Inc.*(a)	6,352	356,347
Pacific Sunwear of California, Inc.*(a)	15,072	27,130
Pep Boys-Manny, Moe & Jack (The)*	16,618	148,066
Pier 1 Imports, Inc.	29,405	349,625
Rent-A-Center, Inc.	16,345	496,071
Restoration Hardware Holdings, Inc.*(a)	9,654	767,976
Sears Hometown and Outlet Stores, Inc.*(a)	3,669	56,870
Select Comfort Corp.*	16,806	351,582
Shoe Carnival, Inc.	4,625	82,371
Sonic Automotive, Inc., Class A	12,314	301,816
Sportsman’s Warehouse Holdings, Inc.*(a)	3,250	21,889
Stage Stores, Inc.	9,754	166,891
Stein Mart, Inc.	8,562	98,891
Systemax, Inc.*	3,358	41,874
Tile Shop Holdings, Inc.*(a)	8,913	82,445
Tilly’s, Inc., Class A*	3,464	26,049
Vitamin Shoppe, Inc.*	9,551	423,969
West Marine, Inc.*	5,373	48,357
Winmark Corp.	726	53,361
Zumiez, Inc.*	6,384	179,390

		16,003,921

Technology Hardware, Storage & Peripherals 0.4%
Cray, Inc.*(a)	12,562	329,627
Dot Hill Systems Corp.*	18,589	70,266
Eastman Kodak Co.*	5,499	120,813
Electronics For Imaging, Inc.*	14,377	635,032
Immersion Corp.*	8,766	75,212
Intevac, Inc.*	7,388	49,278
Nimble Storage, Inc.*(a)	2,907	75,495
QLogic Corp.*	27,001	247,329
Quantum Corp.*	68,633	79,614
Silicon Graphics International Corp.*	10,631	98,124
Super Micro Computer, Inc.*	10,637	312,941
Violin Memory, Inc.*(a)	24,824	120,893

		2,214,624

Textiles, Apparel & Luxury Goods 1.0%
Columbia Sportswear Co.	8,506	304,345
Crocs, Inc.*	27,030	340,037
Culp, Inc.	2,637	47,862
G-III Apparel Group Ltd.*	5,916	490,200
Iconix Brand Group, Inc.*	14,159	523,033
Movado Group, Inc.	5,712	188,839
Oxford Industries, Inc.	4,473	272,808
Perry Ellis International, Inc.*	3,730	75,906
Quiksilver, Inc.*	42,521	73,136
Sequential Brands Group, Inc.*	5,200	65,000
Skechers U.S.A., Inc., Class A*	12,089	644,465
Steven Madden Ltd.*	18,020	580,785
Tumi Holdings, Inc.*	15,681	319,108
Unifi, Inc.*	4,533	117,405
Vera Bradley, Inc.*	6,756	139,714
Vince Holding Corp.*	3,498	105,849
Wolverine World Wide, Inc.(a)	31,390	786,633

		5,075,125

Thrifts & Mortgage Finance 1.7%
Astoria Financial Corp.	26,896	333,241
Banc of California, Inc.	8,484	98,669
Bank Mutual Corp.	14,449	92,618
BankFinancial Corp.	5,812	60,329
BBX Capital Corp., Class A*	2,444	42,599
Beneficial Mutual Bancorp, Inc.*	9,002	115,046
Berkshire Hills Bancorp, Inc.	7,840	184,162
BofI Holding, Inc.*	4,402	320,069
Brookline Bancorp, Inc.	21,993	188,040
Capitol Federal Financial, Inc.	44,220	522,680
Charter Financial Corp.	5,361	57,363
Clifton Bancorp, Inc.	8,241	103,754
Dime Community Bancshares, Inc.	10,273	147,931
ESB Financial Corp.	3,989	46,592
Essent Group Ltd.*	12,920	276,617
EverBank Financial Corp.	28,220	498,365
Federal Agricultural Mortgage Corp., Class C	3,268	105,034
First Defiance Financial Corp.	3,010	81,300
First Financial Northwest, Inc.	4,629	47,262
Flagstar Bancorp, Inc.*	6,208	104,481
Fox Chase Bancorp, Inc.	3,684	60,086
Franklin Financial Corp.*	3,033	56,444
Home Loan Servicing Solutions Ltd.	21,891	463,870
HomeStreet, Inc.	4,637	79,246
Kearny Financial Corp.*	4,230	56,386
Ladder Capital Corp., Class A*	4,807	90,852
Meridian Bancorp, Inc.*	6,346	67,014
Meta Financial Group, Inc.	1,879	66,254
MGIC Investment Corp.*	104,885	819,152
NMI Holdings, Inc., Class A*(a)	15,701	135,814
Northfield Bancorp, Inc.	16,462	224,212
Northwest Bancshares, Inc.	29,118	352,328
OceanFirst Financial Corp.	4,190	66,663
Oritani Financial Corp.	14,167	199,613

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
PennyMac Financial Services, Inc., Class A*	3,934	$57,633
Provident Financial Services, Inc.	18,662	305,497
Radian Group, Inc.	59,200	844,192
Stonegate Mortgage Corp.*(a)	4,482	58,221
Territorial Bancorp, Inc.	2,678	54,337
Tree.com, Inc.*	1,912	68,622
TrustCo Bank Corp. NY	29,484	189,877
United Community Financial Corp.	15,656	73,270
United Financial Bancorp, Inc.	16,392	208,014
Walker & Dunlop, Inc.*	5,851	77,760
Washington Federal, Inc.	31,375	638,795
Waterstone Financial, Inc.	10,717	123,781
WSFS Financial Corp.	2,753	197,142

		9,061,227

Tobacco 0.2%
22nd Century Group, Inc.*(a)	13,296	33,506
Alliance One International, Inc.*	26,694	52,587
Universal Corp.	7,111	315,657
Vector Group Ltd.(a)	21,693	481,151

		882,901

Trading Companies & Distributors 0.9%
Aceto Corp.	8,857	171,117
Aircastle Ltd.	19,994	327,102
Applied Industrial Technologies, Inc.	12,936	590,528
Beacon Roofing Supply, Inc.*	15,330	390,608
CAI International, Inc.*	5,058	97,872
DXP Enterprises, Inc.*	3,998	294,573
Erickson, Inc.*(a)	1,927	25,032
General Finance Corp.*	3,134	27,798
H&E Equipment Services, Inc.	9,634	388,057
Houston Wire & Cable Co.	5,460	65,411
Kaman Corp.	8,450	332,085
Rush Enterprises, Inc., Class A*	10,584	354,035
Stock Building Supply Holdings, Inc.*	4,594	72,172
TAL International Group, Inc.*(a)	10,557	435,476
Textainer Group Holdings Ltd.(a)	6,655	207,104
Titan Machinery, Inc.*(a)	5,428	70,510
Watsco, Inc.	7,977	687,458

		4,536,938

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	16,261	282,941

Water Utilities 0.2%
American States Water Co.	11,983	364,523
Artesian Resources Corp., Class A	2,380	47,933
California Water Service Group	14,777	331,596
Connecticut Water Service, Inc.	3,316	107,770
Middlesex Water Co.	4,856	95,177
SJW Corp.	4,848	130,266
York Water Co. (The)	3,980	79,600

		1,156,865

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	7,273	51,856
NTELOS Holdings Corp.	5,431	57,786
RingCentral, Inc., Class A*(a)	8,814	112,026
Shenandoah Telecommunications Co.	7,421	184,115
Spok Holdings, Inc.	6,657	86,608

		492,391

Total Common Stocks (cost $390,764,178)		499,559,047

Right 0.0%†

	Number of Rights	Market Value
Wireless Telecommunication Services 0.0%†
Leap Wireless International, Inc.*(b)	16,402	41,333

Total Right (cost $—)		41,333

Warrant 0.0%†

	Number of Warrants	Market Value
Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., expiring 04/15/16*(a)(b)	5,351	0

Total Warrant (cost $—)		0

Repurchase Agreements 10.7%

	Principal Amount	Market Value
Barclays Capital, Inc., 0.01%, dated 09/30/14, due 10/07/14, repurchase price $15,000,029, collateralized by U.S. Government Treasury Securities, 2.00%, maturing 02/28/21; total market value $15,300,002.(c)	$15,000,000	15,000,000
BNP Paribas Securities Corp., 0.00%, dated 09/30/14, due 10/01/14, repurchase price $15,000,000, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 7.25%, maturing 10/10/14 - 07/15/37; total market value $15,300,027.(c)	15,000,000	15,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Repurchase Agreements (Continued)

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.00%, dated 09/30/14, due 10/01/14, repurchase price $25,910,575, collateralized by U.S. Government Agency Securities, ranging from 1.50% - 4.50%, maturing 11/20/21 - 08/20/43; total market value $26,428,794.(c)	$25,910,575	$25,910,575

Total Repurchase Agreements (cost $55,910,575)		55,910,575

Total Investments (cost $446,674,753) (d) — 106.2%		555,510,955
Liabilities in excess of other assets — (6.2%)		(32,571,200)

NET ASSETS — 100.0%		$522,939,755

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $53,159,848, which was collateralized by repurchase agreements with a value of $55,910,575 and $39,699 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 2.50% - 4.75%, and maturity dates ranging from 05/15/15 - 05/15/24, a total value of 55,950,274.
(b)	Fair valued security.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2014 was $55,910,575.
(d)	At September 30, 2014, the tax basis cost of the Fund’s investments was $456,258,157, tax unrealized appreciation and depreciation were $133,367,864 and $(34,115,066), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
RE	Reinsured
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company

At September 30, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
202	Russell 2000 Mini Future	12/19/14	$22,151,320	$(1,007,797)

At September 30, 2014, the Fund had $1,027,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$8,691,159	$—	$—	$8,691,159
Air Freight & Logistics	2,483,289	—	—	2,483,289
Airlines	1,825,304	—	—	1,825,304
Auto Components	5,611,285	—	—	5,611,285
Automobiles	183,935	—	—	183,935
Banks	37,768,345	—	—	37,768,345
Beverages	797,495	—	—	797,495
Biotechnology	24,644,085	—	—	24,644,085
Building Products	3,791,189	—	—	3,791,189
Capital Markets	7,835,347	—	—	7,835,347
Chemicals	11,576,482	—	—	11,576,482
Commercial Services & Supplies	10,448,676	—	—	10,448,676
Communications Equipment	8,119,876	—	—	8,119,876
Construction & Engineering	4,133,614	—	—	4,133,614
Construction Materials	436,697	—	—	436,697
Consumer Finance	3,552,507	—	—	3,552,507
Containers & Packaging	2,205,948	—	—	2,205,948
Distributors	1,231,248	—	—	1,231,248
Diversified Consumer Services	5,324,963	—	—	5,324,963
Diversified Financial Services	1,504,695	—	—	1,504,695

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Telecommunication Services	$3,373,118	$—	$—	$3,373,118
Electric Utilities	6,290,172	—	—	6,290,172
Electrical Equipment	5,079,006	—	—	5,079,006
Electronic Equipment, Instruments & Components	13,478,070	—	—	13,478,070
Energy Equipment & Services	8,648,810	—	—	8,648,810
Food & Staples Retailing	4,736,853	—	—	4,736,853
Food Products	7,974,802	—	—	7,974,802
Gas Utilities	5,095,421	—	—	5,095,421
Health Care Equipment & Supplies	15,650,950	—	—	15,650,950
Health Care Providers & Services	12,684,786	—	—	12,684,786
Health Care Technology	2,710,607	—	—	2,710,607
Hotels, Restaurants & Leisure	14,933,909	—	—	14,933,909
Household Durables	5,578,643	—	—	5,578,643
Household Products	861,421	—	—	861,421
Independent Power and Renewable Electricity Producers	2,025,903	—	—	2,025,903
Industrial Conglomerates	274,500	—	—	274,500
Information Technology Services	11,957,693	—	—	11,957,693
Insurance	12,781,751	—	—	12,781,751
Internet & Catalog Retail	2,493,910	—	—	2,493,910
Internet Software & Services	12,947,834	—	—	12,947,834
Leisure Products	2,461,080	—	—	2,461,080
Life Sciences Tools & Services	2,502,876	21,338	—	2,524,214
Machinery	16,117,051	—	—	16,117,051
Marine	1,013,276	—	—	1,013,276
Media	6,544,325	—	—	6,544,325
Metals & Mining	7,041,103	—	—	7,041,103
Multiline Retail	811,724	—	—	811,724
Multi-Utilities	1,778,763	—	—	1,778,763
Oil, Gas & Consumable Fuels	19,160,085	—	—	19,160,085
Paper & Forest Products	3,683,222	—	—	3,683,222
Personal Products	907,418	—	—	907,418
Pharmaceuticals	9,351,208	—	—	9,351,208
Professional Services	6,649,358	—	—	6,649,358
Real Estate Investment Trusts (REITs)	43,402,474	—	—	43,402,474
Real Estate Management & Development	2,587,092	—	—	2,587,092
Road & Rail	3,434,633	—	—	3,434,633
Semiconductors & Semiconductor Equipment	19,224,120	—	—	19,224,120
Software	21,416,670	—	—	21,416,670
Specialty Retail	16,003,921	—	—	16,003,921
Technology Hardware, Storage & Peripherals	2,214,624	—	—	2,214,624
Textiles, Apparel & Luxury Goods	5,075,125	—	—	5,075,125
Thrifts & Mortgage Finance	9,061,227	—	—	9,061,227
Tobacco	882,901	—	—	882,901
Trading Companies & Distributors	4,536,938	—	—	4,536,938
Transportation Infrastructure	282,941	—	—	282,941
Water Utilities	1,156,865	—	—	1,156,865
Wireless Telecommunication Services	492,391	—	—	492,391

Total Common Stocks	$499,537,709	$21,338	$—	$499,559,047

Repurchase Agreements	—	55,910,575	—	55,910,575
Right	—	—	41,333	41,333
Warrant	—	—	—	—

Total Assets	$499,537,709	$55,931,913	$41,333	$555,510,955

Liabilities:
Futures Contracts	(1,007,797)	—	—	(1,007,797)

Total Liabilities	$(1,007,797)	$—	$—	$(1,007,797)

Total	$498,529,912	$55,931,913	$41,333	$554,503,158

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

During the period ended September 30, 2014, the Fund held 1 common stock investment that was categorized as a Level 3 investment which was valued at $0.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stock	Right	Total
Balance as of 12/31/13	$—	$—	$—
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	41,333	41,333
Purchases*	—	—	—
Sales	—	—	—
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 09/30/14	$—	$41,333	$41,333

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2014

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(1,007,797)

Total		$(1,007,797)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

25

Statement of Investments

September 30, 2014 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 98.9%

	Shares	Market Value
BELGIUM 0.5%

Banks 0.5%
KBC Groep NV*	21,309	$1,131,211

BRAZIL 1.0%

Aerospace & Defense 0.5%
Embraer SA, ADR	31,305	1,227,782

Oil, Gas & Consumable Fuels 0.5%
Petroleo Brasileiro SA, ADR	75,177	1,119,386

		2,347,168

CANADA 1.5%

Energy Equipment & Services 0.6%
Ensign Energy Services, Inc.	31,700	416,364
Trican Well Service Ltd.	81,900	957,980

		1,374,344

Oil, Gas & Consumable Fuels 0.9%
Talisman Energy, Inc.	250,800	2,169,965

		3,544,309

CHINA 4.7%

Diversified Telecommunication Services 1.4%
China Telecom Corp., Ltd., H Shares	5,364,000	3,288,047

Health Care Providers & Services 0.6%
Sinopharm Group Co., Ltd. H Shares	389,200	1,422,009

Insurance 0.8%
China Life Insurance Co., Ltd., H Shares	690,000	1,917,907

Machinery 1.4%
China CNR Corp. Ltd., H Shares*	1,213,600	1,048,009
CSR Corp., Ltd., H Shares	1,019,900	896,554
Weichai Power Co., Ltd., H Shares	360,000	1,301,200

		3,245,763

Oil, Gas & Consumable Fuels 0.5%
China Shenhua Energy Co., Ltd., H Shares	461,000	1,283,241

		11,156,967

FRANCE 11.1%

Auto Components 1.6%
Cie Generale des Etablissements Michelin	39,590	3,729,011

Banks 1.9%
BNP Paribas SA	67,470	4,477,863

Building Products 0.8%
Compagnie de Saint-Gobain	41,680	1,904,421

Diversified Telecommunication Services 0.4%
Vivendi SA*	38,125	920,635

Energy Equipment & Services 0.5%
Technip SA	14,060	1,179,437

Insurance 1.6%
AXA SA	158,314	3,899,680

Oil, Gas & Consumable Fuels 1.8%
Total SA	66,760	4,322,984

Pharmaceuticals 2.5%
Sanofi	51,690	5,844,621

		26,278,652

GERMANY 10.6%

Air Freight & Logistics 0.5%
Deutsche Post AG REG	34,810	1,109,571

Airlines 0.4%
Deutsche Lufthansa AG REG	60,830	955,161

Construction Materials 0.8%
HeidelbergCement AG	28,110	1,850,221

Diversified Financial Services 0.5%
Deutsche Boerse AG	19,100	1,282,578

Food & Staples Retailing 1.0%
Metro AG*	71,580	2,347,472

Industrial Conglomerates 0.9%
Siemens AG REG	18,830	2,240,620

Insurance 1.1%
Muenchener Rueckversicherungs AG REG	13,510	2,665,085

Pharmaceuticals 3.6%
Bayer AG REG	37,127	5,165,786
Merck KGaA	35,760	3,286,897

		8,452,683

Semiconductors & Semiconductor Equipment 0.8%
Infineon Technologies AG	188,530	1,940,527

Software 1.0%
SAP SE	24,220	1,747,948
Software AG	25,670	633,321

		2,381,269

		25,225,187

HONG KONG 5.4%

Household Durables 0.5%
Haier Electronics Group Co., Ltd.	443,000	1,161,752

Industrial Conglomerates 1.0%
Hutchison Whampoa Ltd.	190,000	2,296,835

Insurance 0.7%
AIA Group Ltd.	329,800	1,702,014

Oil, Gas & Consumable Fuels 0.5%
Kunlun Energy Co. Ltd.	750,000	1,082,280

Real Estate Management & Development 1.1%
Cheung Kong Holdings Ltd.	91,000	1,496,945
Swire Pacific Ltd., Class A	91,000	1,171,388

		2,668,333

Trading Companies & Distributors 0.4%
Noble Group Ltd.	880,000	894,661

Wireless Telecommunication Services 1.2%
China Mobile Ltd.	263,000	3,077,756

		12,883,631

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
IRELAND 1.9%

Construction Materials 1.4%
CRH PLC	146,694	$3,333,262

Pharmaceuticals 0.5%
Perrigo Co. PLC	8,130	1,221,045

		4,554,307

ISRAEL 1.5%

Pharmaceuticals 1.5%
Teva Pharmaceutical Industries Ltd., ADR	64,307	3,456,501

ITALY 4.0%

Banks 2.3%
Intesa Sanpaolo SpA	605,935	1,829,152
UniCredit SpA	436,056	3,425,607

		5,254,759

Energy Equipment & Services 0.4%
Saipem SpA*	47,435	1,005,926

Oil, Gas & Consumable Fuels 1.3%
Eni SpA	131,387	3,117,318

		9,378,003

JAPAN 5.1%

Automobiles 2.9%
Nissan Motor Co., Ltd.	349,900	3,387,085
Toyota Motor Corp.	60,400	3,553,887

		6,940,972

Beverages 1.0%
Suntory Beverage & Food Ltd.	66,200	2,344,255

Technology Hardware, Storage & Peripherals 0.6%
Konica Minolta, Inc.	139,700	1,510,232

Trading Companies & Distributors 0.6%
ITOCHU Corp.	108,700	1,327,553

		12,123,012

NETHERLANDS 8.0%

Air Freight & Logistics 0.8%
TNT Express NV	290,919	1,835,274

Banks 1.9%
ING Groep NV, CVA*	328,076	4,663,342

Chemicals 1.5%
Akzo Nobel NV	50,790	3,475,114

Energy Equipment & Services 0.4%
SBM Offshore NV*	59,885	868,341

Industrial Conglomerates 0.8%
Koninklijke Philips NV	57,500	1,828,488

Insurance 0.6%
NN Group NV*	47,600	1,381,284

Life Sciences Tools & Services 0.4%
QIAGEN NV*	46,300	1,048,925

Oil, Gas & Consumable Fuels 1.6%
Royal Dutch Shell PLC, ADR	50,157	3,968,422

		19,069,190

NORWAY 2.7%

Diversified Telecommunication Services 1.7%
Telenor ASA	181,830	3,990,712

Oil, Gas & Consumable Fuels 1.0%
Statoil ASA	89,330	2,432,079

		6,422,791

RUSSIA 1.0%

Metals & Mining 0.6%
MMC Norilsk Nickel OJSC, ADR	71,408	1,326,760

Wireless Telecommunication Services 0.4%
Mobile Telesystems OJSC, ADR	65,708	981,678

		2,308,438

SINGAPORE 3.1%

Banks 1.8%
DBS Group Holdings Ltd.	208,361	3,005,093
United Overseas Bank Ltd.	73,000	1,279,742

		4,284,835

Diversified Telecommunication Services 1.3%
Singapore Telecommunications Ltd.	1,009,000	3,003,496

		7,288,331

SOUTH KOREA 6.6%

Auto Components 0.9%
Hyundai Mobis Co., Ltd	8,765	2,133,852

Automobiles 0.5%
Hyundai Motor Co.	5,971	1,075,814

Banks 1.5%
Hana Financial Group, Inc.	35,376	1,287,582
KB Financial Group, Inc., ADR	60,258	2,182,545

		3,470,127

Household Durables 0.7%
LG Electronics, Inc.	27,905	1,735,405

Metals & Mining 1.0%
POSCO	7,592	2,335,245

Technology Hardware, Storage & Peripherals 2.0%
Samsung Electronics Co., Ltd., GDR	8,400	4,687,981
Samsung Electronics Co., Ltd., GDR	500	279,046

		4,967,027

		15,717,470

SPAIN 2.1%

Banks 0.4%
Banco Santander SA	98,812	945,989

Diversified Telecommunication Services 1.0%
Telefonica SA	155,663	2,404,091

Oil, Gas & Consumable Fuels 0.7%
Repsol SA	70,033	1,661,467

		5,011,547

SWEDEN 1.4%

Communications Equipment 0.6%
Telefonaktiebolaget LM Ericsson, Class B	111,330	1,403,746

Health Care Equipment & Supplies 0.8%
Getinge AB, Class B	73,162	1,836,907

		3,240,653

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND 7.0%

Capital Markets 1.4%
Credit Suisse Group AG REG*	121,586	$3,363,757

Insurance 1.5%
Swiss Re AG*	45,570	3,626,568

Pharmaceuticals 4.1%
Novartis AG REG	36,700	3,455,980
Roche Holding AG	20,810	6,145,257

		9,601,237

		16,591,562

TAIWAN 0.7%

Semiconductors & Semiconductor Equipment 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	409,214	1,629,134

THAILAND 0.6%

Banks 0.6%
Bangkok Bank PCL, NVDR	215,900	1,356,459

UNITED KINGDOM 18.4%

Aerospace & Defense 1.6%
BAE Systems PLC	492,450	3,748,368

Airlines 1.2%
International Consolidated Airlines Group SA*	488,900	2,902,176

Banks 4.3%
Barclays PLC	471,910	1,735,772
HSBC Holdings PLC	326,000	3,318,281
Lloyds Banking Group PLC*	2,723,140	3,387,775
Standard Chartered PLC	83,310	1,536,641

		9,978,469

Commercial Services & Supplies 0.6%
Serco Group PLC	303,068	1,405,663

Construction & Engineering 0.5%
Carillion PLC	264,170	1,299,368

Containers & Packaging 0.8%
Rexam PLC	238,654	1,897,154

Food & Staples Retailing 0.5%
Tesco PLC	422,490	1,262,088

Food Products 0.5%
Unilever NV, CVA	30,020	1,191,348

Insurance 1.2%
Aviva PLC	347,470	2,939,623

Media 0.5%
British Sky Broadcasting Group PLC	90,000	1,283,683

Multiline Retail 1.0%
Marks & Spencer Group PLC	361,300	2,362,358

Oil, Gas & Consumable Fuels 1.4%
BP PLC	439,080	3,212,018

Pharmaceuticals 1.8%
GlaxoSmithKline PLC	190,150	4,343,814

Specialty Retail 1.4%
Kingfisher PLC	629,020	3,289,697

Wireless Telecommunication Services 1.1%
Vodafone Group PLC	785,260	2,587,609

		43,703,436

Total Common Stocks (cost $188,962,527)		234,417,959

Total Investments (cost $188,962,527) (a) — 98.9%		234,417,959
Other assets in excess of liabilities — 1.1%		2,520,435

NET ASSETS — 100.0%		$236,938,394

*	Denotes a non-income producing security.
(a)	At September 30, 2014, the tax basis cost of the Fund’s investments was $189,031,511, tax unrealized appreciation and depreciation were $55,932,540 and $(10,546,092), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
ASA	Stock Corporation
CVA	Dutch Certificate
GDR	Global Depositary Receipt
KGaA	Limited Partnership with shares
KR	South Korea
Ltd.	Limited
NV	Public Traded Company
NVDR	Non Voting Depository Receipt
OJSC	Open Joint Stock Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Templeton NVIT International Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$1,227,782	$3,748,368	$—	$4,976,150
Air Freight & Logistics	—	2,944,845	—	2,944,845
Airlines	—	3,857,337	—	3,857,337
Auto Components	—	5,862,863	—	5,862,863
Automobiles	—	8,016,786	—	8,016,786
Banks	2,182,545	33,380,509	—	35,563,054
Beverages	—	2,344,255	—	2,344,255
Building Products	—	1,904,421	—	1,904,421
Capital Markets	—	3,363,757	—	3,363,757
Chemicals	—	3,475,114	—	3,475,114
Commercial Services & Supplies	—	1,405,663	—	1,405,663
Communications Equipment	—	1,403,746	—	1,403,746
Construction & Engineering	—	1,299,368	—	1,299,368
Construction Materials	—	5,183,483	—	5,183,483

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2014 (Unaudited)

Templeton NVIT International Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Containers & Packaging	$—	$1,897,154	$—	$1,897,154
Diversified Financial Services	—	1,282,578	—	1,282,578
Diversified Telecommunication Services	—	13,606,981	—	13,606,981
Energy Equipment & Services	1,374,344	3,053,704	—	4,428,048
Food & Staples Retailing	—	3,609,560	—	3,609,560
Food Products	—	1,191,348	—	1,191,348
Health Care Equipment & Supplies	—	1,836,907	—	1,836,907
Health Care Providers & Services	—	1,422,009	—	1,422,009
Household Durables	—	2,897,157	—	2,897,157
Industrial Conglomerates	—	6,365,943	—	6,365,943
Insurance	—	18,132,161	—	18,132,161
Life Sciences Tools & Services	—	1,048,925	—	1,048,925
Machinery	—	3,245,763	—	3,245,763
Media	—	1,283,683	—	1,283,683
Metals & Mining	1,326,760	2,335,245	—	3,662,005
Multiline Retail	—	2,362,358	—	2,362,358
Oil, Gas & Consumable Fuels	7,257,773	17,111,387	—	24,369,160
Pharmaceuticals	4,677,546	28,242,355	—	32,919,901
Real Estate Management & Development	—	2,668,333	—	2,668,333
Semiconductors & Semiconductor Equipment	—	3,569,661	—	3,569,661
Software	—	2,381,269	—	2,381,269
Specialty Retail	—	3,289,697	—	3,289,697
Technology Hardware, Storage & Peripherals	—	6,477,259	—	6,477,259
Trading Companies & Distributors	—	2,222,214	—	2,222,214
Wireless Telecommunication Services	981,678	5,665,365	—	6,647,043

Total	$19,028,428	$215,389,531	$—	$234,417,959

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	November 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	November 20, 2014

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	November 20, 2014